485BPOS		File Nos. 333-171427
Allianz Vision (POS)		811-05618
		Class I.D. C000098186
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	23	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	432	X

(Check appropriate box or boxes.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Depositor)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of Depositor's Principal Executive Offices) (Zip Code)

(763) 765-2913
(Depositor's Telephone Number, including Area Code)

Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485
x		on April 27, 2015 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
x		this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: April 27, 2015
Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

Pursuant to Commission Rule 429 of the Securities Act of 1933, the combined prospectus contained in this Registration Statement also relates to securities registered on Form N-4 Registration Statement Nos. 333-139701 and 811-05618 filed on April 13, 2015. All applicable filing fees have been paid.

PART A – PROSPECTUS

SUPPLEMENT DATED APRIL 13, 2015

to the

Allianz VisionSM Variable Annuity Prospectus dated April 27, 2015 for contracts issued on or prior to April 26, 2013

ISSUED BY

Allianz Life Insurance Company of North America and Allianz Life® Variable Account B

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

Effective July 1, 2015 for Allianz VisionSM Contracts issued on or prior to April 26, 2013 with the Income Protector rider, the following replaces information on the rider charge in the Fee Tables and Appendix J - Previous Versions of Income Protector and Investment Protector.

We are increasing the rider charge by 0.20% for the following versions of Income Protector that we no longer offer. The benefit version identifier (for example, (08.09)) is located in your rider.

Benefit Version	Current Rider Charge	New Rider Charge as of the first Quarterly Anniversary that occurs on or after July 1, 2015
Income Protector (08.09) available on Contract Version A from July 22, 2009 through April 30, 2010	1.35% for single and 1.50% for joint Lifetime Plus Payments	Increased to 1.55% for single and 1.70% for joint Lifetime Plus Payments
Income Protector (05.10) available on Contract Version A from May 3, 2010 through April 29, 2011		.
Income Protector (05.11) available on Contract Version A and B from May 2, 2011 through January 20, 2012 in all states except Oregon, and from May 2, 2011 through February 21, 2012 in Oregon only
Income Protector (01.12)
available on Contract Version A and B
from January 23, 2012 through April 27, 2012 in all states except Oregon, and from February 22, 2012 through April 27, 2012 in Oregon only
	1.40% for both single and joint Lifetime Plus Payments	Increased to 1.60% for both single and joint Lifetime Plus Payments
Income Protector (05.12) available on Contract Version A issued on or after April 1, 2009, and Contract Version B from April 30, 2012 through July 20, 2012

PRO-007-0415

(VSN-159)

Income Protector Rate Sheet Prospectus Supplement dated April 27, 2015 to the

Allianz VisionSM Variable Annuity Prospectus dated April 27, 2015 for contracts issued on or prior to April 26, 2013

ISSUED BY

Allianz Life Insurance Company of North America and Allianz Life Variable Account B

This Income Protector Rate Sheet Prospectus Supplement (this Supplement) should be read and retained with the prospectus for the Allianz VisionSM variable annuity. If you would like a copy of the current prospectus, please call us at (800) 624-0197, or visit our website at www.allianzlife.com/visionprospectus. You can access this supplement on the EDGAR database on the SEC’s website at www.sec.gov. From the SEC’s home page, click on the Filings tab and select Company Filings Search. Click on More Options and in the File Number field enter 333-171427. You can find this supplement by reviewing the items labeled 497 in the Filing column on the left side of the screen.

We are issuing this Supplement to provide the current:

•	Annual Increase Percentage,

•	Guarantee Years, and

•	Payment Percentages

that we are currently offering for the Income Protector rider.

The rates below apply to Income Protector riders with a Rider Effective Date that occurs on or after April 27, 2015.

Income Protector Rates

Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.5% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person’s age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%

NOTE:

•	The minimum exercise age that Lifetime Plus Payments can begin is age 60.

•	On the Rider Effective Date we establish your Contract’s Annual Increase Percentage, Guarantee Years, and Payment Percentages and we cannot change these values while your benefit is in effect.

Investment Protector Rate Sheet Prospectus Supplement dated April 27, 2015 to the

Allianz VisionSM Variable Annuity Prospectus dated April 27, 2015 for contracts issued on or prior to April 26, 2013

ISSUED BY

Allianz Life Insurance Company of North America and Allianz Life Variable Account B

This Investment Protector Rate Sheet Prospectus Supplement (this Supplement) should be read and retained with the prospectus for the Allianz VisionSM variable annuity. If you would like a copy of the current prospectus, please call us at (800) 624-0197, or visit our website at www.allianzlife.com/visionprospectus. You can access this supplement on the EDGAR database on the SEC’s website at www.sec.gov. From the SEC’s home page, click on the Filings tab and select Company Filings Search. Click on More Options and in the File Number field enter 333-171427. You can find this supplement by reviewing the items labeled 497 in the Filing column on the left side of the screen.

We are issuing this Supplement to provide the current:

•	Earliest Anniversary,

•	Future Anniversary, and

•	Guarantee Percentage

that we are currently offering for the Investment Protector rider.

The rates below apply to Investment Protector riders with a Rider Effective Date that occurs on or after April 27, 2015.

Investment Protector Rates

Earliest Anniversary used to determine the initial Target Value Date	Subsequent Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
Tenth Rider Anniversary	Fifth Rider Anniversary	80%

NOTE:  On the Rider Effective Date we establish your Contract’s Earliest Anniversary, Future Anniversary, and Guarantee Percentage, and we cannot change these values while your benefit is in effect.

PRO-005-0415

(VSN-159)

ALLIANZ VISIONSM VARIABLE ANNUITY CONTRACT issued on or prior to April 26, 2013

Issued by Allianz Life® Variable Account B and Allianz Life Insurance Company of North America (Allianz Life®, we, us, our)

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life®, we, us, our).

The Base Contract offers you, the Owner, standard features including: multiple variable investment options (Investment Options) and annuitization options (Annuity Options), a free withdrawal privilege, a seven-year withdrawal charge period, and a death benefit (Traditional Death Benefit). The Contract offers optional benefits for an additional charge:

Bonus Option provides a 6% bonus on the money you put into the Contract (Purchase Payments) subject to a vesting schedule. Bonus annuity contracts generally have higher charges than contracts without a bonus and therefore, the charges may be greater than the bonus.

Quarterly Value Death Benefit locks in any quarterly investment gains (Quarterly Anniversary Value) to potentially provide an increased death benefit.

Income Focus provides guaranteed lifetime income (Income Focus Payments, which are similar to Lifetime Plus Payments) until annuitization. We base payments on a percentage of adjusted Purchase Payments, and that percentage can potentially increase by 1% each year if your Contract Value increases. Income Focus was available from April 29, 2013 through April 24, 2015 and is described in Appendix I.

Income Protector provides guaranteed lifetime income (Lifetime Plus Payments) until annuitization. We base payments on a value (Benefit Base) that is at least equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase (Annual Increase).

Income Protector allows access to your investment value (Contract Value) and death benefit for a period of time after payments begin. Payments can begin once the minimum exercise age is met, or as late as age 90. If you are required to annuitize your Contract as a result of current tax law, which may occur at age 95 or later, we provide an annuity option with payments at least equal to the Lifetime Plus Payments you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.

Investment Protector provides a level of protection for your principal and any annual investment gains (Target Value), on a future date if you hold the Contract for the required period.

If you have the Quarterly Value Death Benefit, you must also have either Income Protector, Investment Protector, or one of the previously available Lifetime Benefits or Target Date Benefits (an Additional Required Benefit). However, you can have an Additional Required Benefit separately without having the Quarterly Value Death Benefit. If you select Income Protector or Investment Protector, we restrict your Investment Option selection and allocations and rebalance your Contract Value quarterly. Withdrawals reduce the guaranteed values provided by the Quarterly Value Death Benefit, Income Protector and Investment Protector, and may cause these benefits to end prematurely. For optional benefit availability, see section 11, Selection of Optional Benefits and check with your Financial Professional, the person who provided you advice regarding this Contract. For information on the rates used to calculate the guaranteed values and benefits for the Income Protector and Investment Protector riders, please see the Rate Sheet Prospectus Supplement. Please see Appendix J of this prospectus for information regarding the rates for previously available Income Protector and Investment Protector riders issued before April 27, 2015.

All guarantees under the Contract are the obligations of Allianz Life and are subject to the claims paying ability of Allianz Life.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to give you different information.

Allianz Life Variable Account B is the Separate Account that holds the assets that underlie the Contract. Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge, or on the EDGAR database on the SEC’s website (www.sec.gov). A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The SAI’s table of contents appears after the Privacy and Security Statement in this prospectus. The prospectus, SAI and other Contract information are also available on the EDGAR database.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your Financial Professional about the Contract’s features, benefits, risks, and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.

Dated: April 27, 2015

Versions of the Contract and Optional Benefits Described in this Prospectus

This prospectus contains information on two different versions of the Allianz Vision Contract. “Version A Contracts” were issued on or prior to April 29, 2011(Registration Statement No. 333-139701). “Version B Contracts” were issued from May 2, 2011 through April 26, 2013 (Registration Statement No. 333-171427). Version A Contracts and Version B Contracts have the same Base Contract, but may have offered different optional benefits. For example, certain optional benefits were only offered through Version A Contracts, other optional benefits were only offered through Version B Contracts, and still other optional benefits were offered through both Version A Contracts and Version B Contracts.

The table below lists the optional benefits that were offered on Version A Contracts and Version B Contracts, including the dates on which they were offered and the prospectus appendix that has more detailed information about the benefits. The benefit version identifier for Income Protector and Investment Protector (for example, (05.11)) is located in your rider. If you have questions about which version of the Allianz Vision Contract or optional benefits you have, please contact our Service Center at (800) 624-0197.

Contract Version	Optional Benefit That Is No Longer Available	Available From	Available Through	Discussed in Appendix
A	Lifetime Plus Benefit	May 1, 2007	January 23, 2009	D
A	Lifetime Plus II Benefit	November 12, 2007	March 31, 2009
A	Lifetime Plus 10 Benefit	July 17, 2008	March 31, 2009
A	Target Date Retirement Benefit	March 17, 2008	January 23, 2009	E
A	Target Date 10 Benefit	January 26, 2009	March 31, 2009
A	Original Quarterly Value Death Benefit	May 1, 2007	April 30, 2010	F
A and B	Second Quarterly Value Death Benefit	May 2, 2010	April 27, 2012
A and B	Short Withdrawal Charge Option	May 1, 2007	July 23, 2012	G
A	No Withdrawal Charge Option	March 17, 2008	March 31, 2009	H
A and B		July 22, 2009	July 23, 2012
B	Income Focus	April 30, 2012	April 24, 2015	I
A	Income Protector (08.09)	July 22, 2009	April 30, 2010	J
A	Income Protector (05.10)	May 3, 2010	April 29, 2011
A and B	Income Protector (05.11)	May 2, 2011	January 20, 2012(1)
A and B	Income Protector (01.12)	January 23, 2012(2)	April 27, 2012
Version A issued on or after April 1, 2009 and Version B	Income Protector (05.12)	April 30, 2012	July 20, 2012
Version A issued on or after April 1, 2009 and Version B	Income Protector (07.12)	July 23, 2012	October 12, 2012
Version A issued on or after April 1, 2009 and Version B	Income Protector (10.12)	October 15, 2012	April 24, 2015
A	Investment Protector (08.09)	July 22, 2009	April 30, 2010	J
A and B	Investment Protector (05.10)	May 3, 2010	January 20, 2012
A and B	Investment Protector (01.12)	January 23, 2012	April 27, 2012
Version A issued on or after April 1, 2009 and Version B	Investment Protector (01.12)	April 30, 2012	July 6, 2012
Version A issued on or after April 1, 2009 and Version B	Investment Protector (07.12)	July 9, 2012	July 19, 2013
Version A issued on or after April 1, 2009 and Version B	Investment Protector (07.13)	July 22, 2013	April 24, 2015
(1)	In all states except Oregon. In Oregon, Income Protector (05.11) was available through February 21, 2012.

(2)	In all states except Oregon. In Oregon, Income Protector (01.12) was available from February 22, 2013.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

If you select one of the living benefits–Income Protector or Investment Protector–we restrict your Investment Option selection and allocations, and rebalance your Contract Value allocations quarterly.

All of the Investment Options below are available to a Contract with no living benefit. Investment Options available with the current version of a living benefit are as follows.

(1)	Income Protector

(2)	Investment Protector

See Appendix D, E, and I for the Investment Options available with previous versions of benefits.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

ALLIANZ
RCM Dynamic Multi-Asset Plus VIT Portfolio(1)
ALLIANZ FUND OF FUNDS
AZL® Balanced Index Strategy Fund(2)
AZL® DFA Multi-Strategy Fund(2)
AZL MVP FusionSM Balanced Fund(1),(2)
AZL MVP FusionSM Conservative Fund(1),(2)
AZL MVP FusionSM Growth Fund(2)
AZL MVP FusionSM Moderate Fund(1),(2)
AZL® MVP Balanced Index Strategy Fund(1),(2)
AZL® MVP BlackRock Global Allocation Fund(1)
AZL® MVP DFA Multi-Strategy Fund(1)
AZL® MVP Franklin Templeton Founding Strategy Plus Fund(1)
AZL® MVP Growth Index Strategy Fund(1),(2)
AZL® MVP Invesco Equity and Income Fund(1)
AZL® MVP T. Rowe Price Capital Appreciation Fund(1)
BLACKROCK
AZL® BlackRock Capital Appreciation Fund(2)
AZL® Enhanced Bond Index Fund(1),(2)
AZL® International Index Fund(2)
AZL® Mid Cap Index Fund(2)
AZL® Money Market Fund(1),(2)
AZL® Russell 1000 Growth Index Fund(2)
AZL® Russell 1000 Value Index Fund(2)
AZL® S&P 500 Index Fund(2)
AZL® Small Cap Stock Index Fund
BlackRock Global Allocation V.I. Fund(2)
BOSTON COMPANY
AZL® Boston Company Research Growth Fund(2)
DAVIS
Davis VA Financial Portfolio
FEDERATED
AZL® Federated Clover Small Value Fund

FIDELITY
Fidelity VIP FundsManager 50% Portfolio(2)
Fidelity VIP FundsManager 60% Portfolio(2)
FRANKLIN TEMPLETON
AZL® Franklin Templeton Founding Strategy Plus Fund(2)
Franklin Founding Funds Allocation VIP Fund
Franklin High Income VIP Fund
Franklin Income VIP Fund(1),(2)
Franklin Mutual Shares VIP Fund(2)
Franklin U.S. Government Securities VIP Fund(1),(2)
Templeton Global Bond VIP Fund(1),(2)
Templeton Growth VIP Fund(2)
GATEWAY
AZL® Gateway Fund(2)
INVESCO
AZL® Invesco Equity and Income Fund(2)
AZL® Invesco Growth and Income Fund(2)
AZL® Invesco International Equity Fund(2)
J.P. MORGAN
AZL® JPMorgan International Opportunities Fund(2)
AZL® JPMorgan U.S. Equity Fund(2)
JPMorgan Insurance Trust Core Bond Portfolio(2)
METWEST
AZL®  MetWest Total Return Bond Fund(1),(2)
MFS
AZL® MFS Investors Trust Fund(2)
AZL® MFS Mid Cap Value Fund(2)
AZL® MFS Value Fund(2)
MFS VIT Total Return Bond Portfolio (previously MFS VIT Research Bond Portfolio)(2)

MORGAN STANLEY
AZL® Morgan Stanley Global Real Estate Fund
AZL® Morgan Stanley Mid Cap Growth Fund(2)
NFJ
AZL® NFJ International Value Fund(2)
Allianz NFJ Dividend Value VIT Portfolio(2)
OPPENHEIMER FUNDS
AZL® Oppenheimer Discovery Fund
PIMCO
PIMCO EqS Pathfinder Portfolio(2)
PIMCO VIT All Asset Portfolio(1),(2)
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio(1),(2)
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio(2)
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio(1)
PIMCO VIT High Yield Portfolio(1),(2)
PIMCO VIT Real Return Portfolio(1),(2)
PIMCO VIT Total Return Portfolio(1),(2)
PIMCO VIT Unconstrained Bond Portfolio(1),(2)
PYRAMIS
AZL® Pyramis® Total Bond Fund(1),(2)
SCHRODER
AZL® Schroder Emerging Markets Equity Fund
T. ROWE PRICE
AZL® T. Rowe Price Capital Appreciation Fund(2)

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

TABLE OF CONTENTS

	Glossary	6
	Fee Tables	11
	Owner Transaction Expenses	11
	Owner Periodic Expenses	11
	Contract Annual Expenses	12
	Annual Operating Expenses of the Investment Options	13
	Examples	14
1.	The Variable Annuity Contract	15
	State Specific Contract Restrictions	16
	When The Contract Ends	16
2.	Owners, Annuitants, and Other Specified Persons	17
	Owner	17
	Joint Owners	17
	Annuitant	17
	Beneficiary	18
	Covered Person(s)	18
	Payee	19
	Assignments, Changes of Ownership and Other Transfers of Contract Rights	19
3.	Purchase Payments	20
	Purchase Payment Requirements	20
	Allocation of Purchase Payments	21
	Automatic Investment Plan (AIP)	22
	Dollar Cost Averaging (DCA) Program	22
4.	Valuing Your Contract	23
	Accumulation Units	23
	Computing Contract Value and Bonus Value	23
5.	Investment Options	24
	Substitution and Limitation on Further Investments	32
	Transfers Between Investment Options	32
	Electronic Investment Option Transfer and Allocation Instructions	33
	Excessive Trading and Market Timing	33
	Flexible Rebalancing Program	35
	Financial Adviser Fees	35
	Voting Privileges	36
6.	Our General Account	36
7.	Expenses	36
	Mortality and Expense Risk (M&E) Charge	36
	Rider Charge	37
	Contract Maintenance Charge	38
	Withdrawal Charge	38
	Transfer Fee	41
	Premium Tax	41
	Income Tax	41
	Investment Option Expenses	41
8.	Access to Your Money	41
	Free Withdrawal Privilege	43
	Systematic Withdrawal Program	43
	Minimum Distribution Program and Required Minimum Distribution (RMD) Payments	44
	Waiver of Withdrawal Charge Benefit	44
	Suspension of Payments or Transfers	44
9.	The Annuity Phase	45
	Calculating Your Annuity Payments	45
	Variable or Fixed Annuity Payments	45
	Annuity Payment Options	45
	When Annuity Payments Begin	47
	Partial Annuitization	47
10.	Death Benefit	48
	Traditional Death Benefit	48
	Death of the Owner and/or Annuitant	49
	Death Benefit Payment Options During the Accumulation Phase	49
11.	Selection of Optional Benefits	50
	Replacing Optional Benefits	51
	11.a Income Protector	53
	Selecting Income Protector	53
	Removing Income Protector	54
	Lifetime Plus Payment Overview	54
	Benefit Base	54
	Quarterly Anniversary Value	55
	Annual Increase	55
	Requesting Lifetime Plus Payments	56
	Calculating Your Lifetime Plus Payments	57
	Automatic Annual Lifetime Plus Payment Increases	59
	Income Protector Rate Sheet Prospectus Supplement	59
	Taxation of Lifetime Plus Payments	59
	Charge Lock Option	59
	Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing	61
	When Income Protector Ends	62
	11.b Investment Protector	63
	Selecting Investment Protector	63
	Removing Investment Protector	64
	Target Value Dates	64
	Target Value	65
	Investment Protector Rate Sheet Prospectus Supplement	66
	Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing	66
	When Investment Protector Ends	70
	11.c Quarterly Value Death Benefit	70
	11.d Bonus Option	71
12.	Taxes	72
	Qualified and Non-Qualified Contracts	72
	Taxation of Annuity Contracts	72
	Taxation of Lifetime Payments	73
	Tax-Free Section 1035 Exchanges	73
13.	Other Information	74
	Allianz Life	74
	The Separate Account	74
	Distribution	74
	Additional Credits for Certain Groups	75
	Administration/Allianz Service Center	76
	Legal Proceedings	76
	Financial Statements	76
	Status Pursuant to Securities Exchange Act of 1934	76
14.	Privacy and Security Statement	77
15.	Table of Contents of the Statement of Additional Information (SAI)	78
	Appendix A – Annual Operating Expenses for Each Investment Option	79
	Appendix B – Condensed Financial Information	82
	Appendix C – Effects of Partial Withdrawals and Lifetime Payments on the Values Available Under the Contract	91
	Appendix D – Lifetime Benefits	93
	Removing a Lifetime Benefit	94
	Covered Person(s)	95
	Lifetime Plus Payment Overview	96
	Benefit Base	97
	Quarterly Anniversary Value	98
	Lifetime Plus Benefit and Lifetime Plus II Benefit Value Differences	98
	5% Annual Increase and Enhanced 5% Annual Increase	98
	Enhanced 10-Year Value	99
	Manual Resets Under Lifetime Plus Benefit	100
	Automatic Resets Under Lifetime Plus II Benefit	100
	Lifetime Plus 10 Benefit’s 10% Annual Increase	101
	Requesting Lifetime Plus Payments	102
	Calculating Your Lifetime Plus Payments	103
	Automatic Annual Lifetime Plus Payment Increases	105
	Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing	106
	When a Lifetime Benefit Ends	107
	Appendix E – Target Date Benefits	108
	Removing a Target Date Benefit	109
	Target Value Dates	109
	Target Value	110
	Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing	111
	When a Target Date Benefit Ends	115
	Appendix F – Previous Versions Of The Quarterly
	Value Death Benefit	115
	Appendix G – Short Withdrawal Charge Option	115
	Appendix H – No Withdrawal Charge Option	116
	Appendix I – Income Focus	116
	Removing Income Focus	117
	Income Focus Payment Overview	117
	Total Income Value	118
	Income Values	118
	Income Value Percentages and Performance Increases	118
	Requesting Income Focus Payments	119
	Calculating Your Income Focus Payments	120
	Taxation of Income Focus Payments	122
	Charge Lock Option	122
	Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing	123
	When Income Focus Ends	124
	Appendix J – Previous Versions of Income Protector and Investment Protector	125
	Income Protector	125
	Investment Protector	126
	Appendix K – Charge Lock Option Examples	131
	Income Protector	131
	Income Focus	131
	Appendix L – Additional Expense Examples	132
	For Service or More Information	133
	Our Service Center	133

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

GLOSSARY

This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.

5% Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus Benefit described in Appendix D.

10% Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus 10 Benefit described in Appendix D.

Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

Additional Required Benefit – an additional optional benefit you must have if you chose either the No Withdrawal Charge Option described in Appendix H, or the Quarterly Value Death Benefit described in section 11.c. Additional Required Benefits include Income Protector, Investment Protector, and the previously available Lifetime Benefits, Target Date Benefits, and Income Focus.

Annual Increase – an amount used to determine the Benefit Base under Income Protector before Lifetime Plus Payments begin as discussed in section 11.a. If selected at issue, it is equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase. We then reset this value to equal the current Contract Value if greater, and apply future quarterly simple interest to this reset value.

Annual Increase Percentage – the simple interest increase we apply quarterly to the Annual Increase as discussed in section 11.a. The Annual Increase Percentage for the Income Protector rider is stated in the Income Protector Rate Sheet Prospectus Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix J for the Annual Increase Percentage for previously available Income Protector riders issued before April 27, 2015.

Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant, and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization. There are restrictions on who can become an Annuitant.

Annuity Options – the annuity income options available to you under the Contract.

Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.

Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you apply part of your Contract Value to a Partial Annuitization.

Base Contract – the Contract without any optional benefits.

Beneficiary – unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.

Benefit Anniversary – a twelve-month anniversary of the Benefit Date, or any subsequent twelve-month Benefit Anniversary.

Benefit Base – the amount we use to determine the initial annual maximum Lifetime Plus Payment.

Benefit Date – the date you begin receiving Lifetime Plus Payments under Income Protector as discussed in section 11.a or under the Lifetime Benefits discussed in Appendix D, or Income Focus Payments under Income Focus.

Benefit Year – any period of twelve months beginning on the Benefit Date, or on a subsequent Benefit Anniversary.

Bonus Option – an optional benefit that provides a 6% bonus on Purchase Payments we receive before the older Owner reaches age 81 (subject to a three-year vesting schedule) as discussed in section 11.d. This benefit has an additional M&E charge and a higher and longer withdrawal charge schedule.

Bonus Value – if you have the Bonus Option, the total Contract Value plus any unvested bonus amounts.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

Charge Lock Date – this is the date after which your Income Protector or Income Focus rider charge does not change.

Charge Lock Option – a rider that may be available to you if you have Income Protector or Income Focus and we increase your benefit’s rider charge. The Charge Lock Option rider allows you to keep your benefit at the current rider charge, but with reduced guaranteed values and payments, and no opportunity for future payment increases. The Charge Lock Option rider for Income Protector is discussed in section 11.a, and for Income Focus it is discussed in Appendix I.

Contract – the individual flexible purchase payment variable deferred annuity contract described by this prospectus.

Contract Anniversary – a twelve-month anniversary of the Issue Date or any subsequent twelve-month Contract Anniversary.

Contract Value – on any Business Day, the sum of the values in your selected Investment Options. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, M&E charge and rider charge, but does not reflect the deduction of any withdrawal charge. It does not include amounts applied to a Partial Annuitization. If you have the Bonus Option, Contract Value includes only vested bonus amounts; it does not include unvested bonus amounts.

Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.

Covered Person(s) – the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments or Income Focus Payments. There are restrictions on who can become a Covered Person.

Cumulative Withdrawal –while you are receiving Lifetime Plus Payments under the Lifetime Benefits described in Appendix D, this is the portion of a withdrawal that is less than or equal to your Cumulative Withdrawal Value.

Cumulative Withdrawal Benefit – a benefit under the Lifetime Benefits described in Appendix D in all states except Nevada that allows you to control the amount of Lifetime Plus Payments you receive.

Cumulative Withdrawal Value – under the Lifetime Benefits described in Appendix D, if you take less than the maximum Lifetime Plus Payment that you are entitled to, we add the difference between the annual maximum and annual actual Lifetime Plus Payment to the Cumulative Withdrawal Value.

Earliest Anniversary – the earliest available initial Target Value Date that you can select as discussed in section 11.b. In the Contract the Earliest Anniversary is called the Earliest Target Value Anniversary. The Earliest Anniversary for the Investment Protector rider is stated in the Investment Protector Rate Sheet Prospectus Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix J for the Earliest Anniversary for previously available Investment Protector riders issued before April 27, 2015.

Enhanced 5% Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus II Benefit described in Appendix D.

Enhanced 10-Year Value – an amount used to determine the Benefit Base under the Lifetime Plus Benefit or Lifetime Plus II Benefit described in Appendix D.

Excess Withdrawal – if you select Income Protector or have Income Focus, the amount of any withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments that, when added to other withdrawals taken during the Benefit Year, is greater than your annual maximum permitted payment. Excess Withdrawals reduce your Contract Value and any guaranteed values, and may end your Contract. If you have one of the Lifetime Benefits, please see Appendix D for a definition of Excess Withdrawal that applies to your Contract.

Financial Professional – the person who advises you regarding the Contract.

Full Annuitization – the application of the total Contract Value to Annuity Payments.

Future Anniversary – the number of Rider Anniversaries that occur between the initial Target Value Date and each subsequent Target Value Date as discussed in section 11.b. The Future Anniversary for the Investment Protector rider is stated in the Investment Protector Rate Sheet Prospectus Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix J for the Future Anniversary for previously available Investment Protector riders issued before April 27, 2015.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes providing information on the correct form, with any required certifications, guarantees and/or signatures, and received at our Service Center after delivery to the correct mailing, email, or website address, which are all listed at the back of this prospectus. If you have questions about the information we require, or whether you can submit certain information by fax, email or over the web, please contact our Service Center. If you send information by email or upload it to our website, we send you a confirmation number that includes the date and time we received your information.

Guarantee Percentage – a percentage we use to calculate the Target Value as discussed in section 11.b. The Guarantee Percentage for the Investment Protector rider is stated in the Investment Protector Rate Sheet Prospectus Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix J for the Guarantee Percentage for previously available Investment Protector riders issued before April 27, 2015.

Guarantee Years – the maximum number of years that you can receive simple interest increases under the Annual Increase as discussed in section 11.a. The Guarantee Years for the Income Protector rider are stated in the Income Protector Rate Sheet Prospectus Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix J for the Guarantee Years for previously available Income Protector riders issued before April 27, 2015.

Highest Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus II Benefit described in Appendix D.

Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates.

Income Focus – an optional benefit described in Appendix I that has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Focus provides no payment until the younger Covered Person is at least age 60.

Income Focus Payment – the payment we make to you under Income Focus based on Income Value(s) and associated Income Value Percentage(s).

Income Protector – an optional benefit described in section 11.a and Appendix J that has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Protector provides no payment until the younger Covered Person meets the minimum exercise age stated in the Income Protector Rate Sheet Prospectus Supplement for the Income Protector rider, or stated in Appendix J for the previously available Income Protector riders issued before April 27, 2015.

Income Value(s) – if you have Income Focus, we establish an Income Value for all Purchase Payments received in a specific time period that have the same associated Income Value Percentage as stated in Appendix I. We adjust each Income Value for subsequent withdrawals. A single Contract may have multiple Income Values. We use Income Value(s) to calculate the annual maximum Income Focus Payment.

Income Value Percentage(s) – a percentage we apply to each Income Value to determine the annual maximum Income Focus Payment. We establish a separate Income Value Percentage for each Income Value as discussed in Appendix I. Each Income Value Percentage can potentially increase by 1% each year if your Contract Value increases.

Increase Base – an amount we use to determine the Annual Increase as discussed in section 11.a. If you selected Income Protector at issue, it is initially equal to total Purchase Payments adjusted for withdrawals. On Quarterly Anniversaries, if we reset the Annual Increase to equal the current Contract Value, we also reset the Increase Base to equal the current Contract Value.

Investment Options – the variable investments available to you under the Contract. Investment Option performance is based on the securities in which they invest.

Investment Protector – an optional benefit described in section 11.b and Appendix J that has an additional rider charge and is intended to provide a level of protection for your principal and any annual investment gains on a specific date in the future.

Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

Joint Owners – two Owners who own a Contract.

Last Increase Date – if you have Income Protector and select the Charge Lock Option rider, this is the date after which you no longer receive automatic increases to your guaranteed values and payments.

Lifetime Plus Benefit, Lifetime Plus II Benefit, Lifetime Plus 10 Benefit – optional benefits described in Appendix D that have an additional M&E charge and were intended to provide a payment stream for life in the form of partial withdrawals.

Last Performance Increase Date – if you have Income Focus and select the Charge Lock Option rider, this is the date after which your Income Value Percentages no longer receive Performance Increases.

Lifetime Plus Payment – the payment we make to you under Income Protector or the Lifetime Benefits described in Appendix D based on the Benefit Base.

Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code.

No Withdrawal Charge Option – an optional benefit described in Appendix H that has an additional M&E charge and eliminates the Base Contract’s seven-year withdrawal charge. Requires selection of an Additional Required Benefit.

Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.

Partial Annuitization – the application of only part of the Contract Value to Annuity Payments.

Payee – the person or entity who receives Annuity Payments during the Annuity Phase.

Payment Percentages – a percentage we use to calculate the annual maximum Lifetime Plus Payment as discussed in section 11.a. The Payment Percentages table for the Income Protector rider is stated in the Income Protector Rate Sheet Prospectus Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix J for the Payment Percentages table for previously available Income Protector riders issued before April 27, 2015.

Performance Increase – a 1% annual increase to each Income Value Percentage if your annual Contract Value increases. A Performance Increase occurs for an Income Value Percentage only if it is associated with an Income Value we have had for at least one full Rider Year.

Purchase Payment – the money you put into the Contract.

Qualified Contract – a Contract purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts).

Quarterly Anniversary – the day that occurs three calendar months after the Issue Date or any subsequent Quarterly Anniversary.

Quarterly Anniversary Value – the highest Contract Value on any Quarterly Anniversary before age 91, adjusted for subsequent Purchase Payments and withdrawals, used to determine Income Protector’s Benefit Base as discussed in section 11.a, and the Quarterly Value Death Benefits in section 11.c and Appendix F.

Quarterly Value Death Benefit – an optional benefit described in section 11.c and Appendix F that has an additional M&E charge and was intended to provide an increased death benefit. The benefit described in section 11.c requires selection of an Additional Required Benefit.

Rate Sheet Prospectus Supplements – the supplements that must accompany this prospectus that contain the rates for the values used to calculate the benefits provided by the Income Protector and Investment Protector riders that you receive at the time your select the benefit and that is in effect on your Rider Effective Date. The Income Protector Rate Sheet Prospectus Supplement has the values for the Annual Increase Percentage, Guarantee Years and Payment Percentages table. The Investment Protector Rate Sheet Prospectus Supplement has the values for the Guarantee Percentage, Earliest Anniversary and Future Anniversary. Once these rates are established for your Contract, they will not change while your benefit is in effect.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

Rider Anniversary – a twelve-month anniversary of the Rider Effective Date or any subsequent twelve-month Rider Anniversary.

Rider Anniversary Value – the highest Contract Value on any Rider Anniversary, adjusted for subsequent Purchase Payments and withdrawals, used to determine Investment Protector’s Target Value as discussed in section 11.b.

Rider Effective Date – the date shown on the Contract that starts the first Rider Year if you select Income Protector or Investment Protector, or have Income Focus. Rider Anniversaries and Rider Years are measured from the Rider Effective Date.

Rider Year – any period of twelve months beginning on the Rider Effective Date or a subsequent Rider Anniversary.

Separate Account – Allianz Life Variable Account B is the Separate Account that issued your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

Service Center – the area of our company that provides Contract maintenance and routine customer service. Our Service Center address and telephone number are listed at the back of this prospectus. The address for mailing checks for Purchase Payments may be different and is also listed at the back of this prospectus.

Short Withdrawal Charge Option – an optional benefit described in Appendix G that has an additional M&E charge and shortens the Base Contract’s withdrawal charge period to four years.

Target Value – if you selected Investment Protector at issue, it is the greater of total Purchase Payments adjusted for withdrawals, or the Rider Anniversary Value multiplied by the Guarantee Percentage, and is available on each Target Value Date as stated in section 11.b. If you selected a Target Date Benefit, it is the highest Contract Value on any Contract Anniversary, adjusted for subsequent Purchase Payments and withdrawals as stated in Appendix E.

Target Value Date – the date on which we guarantee your Contract Value cannot be less than the Target Value.

Total Income Value – the sum of all your individual Income Value(s). We use the Total Income Value to determine your Income Focus rider charge.

Traditional Death Benefit – the death benefit provided by the Contract.

Traditional Death Benefit Value – total Purchase Payments adjusted for withdrawals.

Valid Claim – the documents we require to be received in Good Order at our Service Center before we pay any death claim. This includes the death benefit payment option, due proof of death, and any required governmental forms. Due proof of death includes a certified copy of the death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

FEE TABLES

These tables describe the fees and expenses you pay when purchasing, owning and taking a withdrawal from the Contract, or transferring Contract Value between Investment Options. For more information, see section 7, Expenses.

OWNER TRANSACTION EXPENSES

Withdrawal Charge During Your Contract’s Initial Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2)

Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount(3)
	Base Contract(4)	Bonus Option(5)	Short Withdrawal Charge Option	No Withdrawal Charge Option
0	8.5%	8.5%	8.5%	0%
1	8.5%	8.5%	7.5%	0%
2	7.5%	8.5%	5.5%	0%
3	6.5%	8%	3%	0%
4	5%	7%	0%	0%
5	4%	6%	0%	0%
6	3%	5%	0%	0%
7	0%	4%	0%	0%
8	0%	3%	0%	0%
9 years or more	0%	0%	0%	0%

Transfer Fee(6)………………………………….......	$25
(for each transfer after twelve in a Contract Year)
Premium Tax(7)…………………………………...…	3.5%
(as a percentage of each Purchase Payment)
OWNER PERIODIC EXPENSES

Contract Maintenance Charge(8)………………...	$50
(per Contract per year)
(1)
The Contract provides a free withdrawal privilege that allows you to withdraw 12% of your total Purchase Payments annually without incurring a withdrawal charge as discussed in section 8, Access to Your Money – Free Withdrawal Privilege.

(2)	The Withdrawal Charge Basis is the amount subject to a withdrawal charge as discussed in section 7, Expenses – Withdrawal Charge.

(3)	For Contracts issued in Florida on or after January 1, 2011, the total withdrawal charge on a partial or full withdrawal cannot be greater than 10% of the Contract Value withdrawn.

(4)	For Contracts issued in Mississippi, the withdrawal charge is 8.5%, 7.5%, 6.5%, 5.5%, 5%, 4%, 3% and 0% for the time periods referenced.

(5)
For Contracts issued in Connecticut on or prior to April 29, 2011, the withdrawal charge is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the time periods referenced. For Contracts issued in Mississippi, the withdrawal charge is 8%, 8%, 8%, 8%, 7%, 6%, 5%, 3.5%, 1.5% and 0% for the time periods referenced.

(6)
We count all transfers made in the same Business Day as one transfer. Program and benefit related transfers are not subject to the transfer fee and do not count against the free transfers we allow as discussed in section 7, Expenses – Transfer Fee. Transfers are subject to the market timing policies discussed in section 5, Investment Options – Excessive Trading and Market Timing.

(7)	Not currently deducted, but we reserve the right to do so in the future. This is the maximum charge we could deduct if we exercise this right as discussed in section 7, Expenses – Premium Tax.

(8)	Waived if the Contract Value is at least $100,000 as discussed in section 7, Expenses – Contract Maintenance Charge.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

CONTRACT ANNUAL EXPENSES

Base Version A Contract and Base Version B Contract with…	Available Dates	Mortality and Expense Risk (M&E) Charge(9) (as a percentage of each Investment Options’ net asset value)
No optional benefits	5/1/2007 - 4/26/2013	1.40%
Quarterly Value Death Benefit(10)	5/1/2007 - 4/26/2013	1.70%
Bonus Option	5/1/2007 - 4/26/2013	1.70%
Short Withdrawal Charge Option	5/1/2007 - 7/23/2013	1.65%
No Withdrawal Charge Option	3/17/2008 - 3/31/2009 7/22/2009 - 7/23/2012	1.75%
Bonus Option and Quarterly Value Death Benefit(10)	5/1/2007 - 4/26/2013	2.00%
Short Withdrawal Charge Option and Quarterly Value Death Benefit(10)	5/1/2007 - 7/23/2013	1.95%
No Withdrawal Charge Option and Quarterly Value Death Benefit(10)	3/17/2008 - 3/31/2009 7/22/2009 - 7/23/2012	2.05%

Currently Available Riders	Rider Charge
	Maximum	Current(11)
Income Protector Single Lifetime Plus Payments (as a percentage of the Benefit Base) Joint Lifetime Plus Payments (as a percentage of the Benefit Base)	2.50% 2.75%	1.40% 1.40%
Investment Protector (as a percentage of the Target Value)	2.50%	1.30%

Previously Available Income Protector and Income Focus Riders (Version Identifier)	Contract Version	Available Dates	Rider Charge
			Maximum		Current(11)
			Single Payments	Joint Payments	Single Payments	Joint Payments
Income Protector with Lifetime Plus Payments(12) (as a percentage of the Benefit Base)
Income Protector (010.12)	A(13) and B	10/15/2012 – 4/24/2015	2.50%	2.75%	1.20%	1.20%
Income Protector (07.12)	A(13) and B	7/23/2012 - 10/12/2012	2.50%	2.75%	1.10%	1.10%
Income Protector (05.12)	A(13) and B	4/30/2012 - 7/20/2012	2.50%	2.75%	1.40%	1.40%
Income Protector (01.12)	A and B	1/23/2012 - 4/27/2012	2.50%	2.75%	1.40%	1.40%
Income Protector (05.11)	A and B	5/2/2011 - 1/20/2012	2.50%	2.75%	1.35%	1.50%
Income Protector (05.10)	A	5/3/2010 - 4/29/2011	2.50%	2.75%	1.35%	1.50%
Income Protector (08.09)	A	7/22/2009 - 4/30/2010	2.50%	2.75%	1.35%	1.50%
Income Focus with Income Focus Payments(12) (as a percentage of the Total Income Value)
Income Focus (07.12)	B	7/23/2012 - 4/24/2015	2.75%	2.95%	1.30%	1.30%
Income Focus (05.12)	B	4/30/2012 - 7/20/2012	2.75%	2.95%	1.30%	1.30%

Previously Available Investment Protector Riders (Version Identifier)	Contract Version	Available Dates	Rider Charge (as a percentage of the Target Value)
			Maximum	Current(11)
Investment Protector (07.13)	A(13) and B	7/22/2013 – 4/24/2015	2.50%	1.30%
Investment Protector (07.12)	A(13) and B	7/9/2012 - 7/19/2013	2.50%	1.30%
Investment Protector (01.12)	A(13) and B	4/30/2012 - 7/6/2012	2.50%	1.30%
Investment Protector (01.12)	A and B	1/23/2012 - 4/27/2012	2.50%	1.30%
Investment Protector (05.10)	A and B	5/3/2010 - 1/20/2012	2.50%	1.25%
Investment Protector (08.09)	A	7/22/2009 - 4/30/2010	2.50%	1.15%

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

Previously Available Lifetime Benefit Riders	Maximum Additional M&E Charge(14) (as a percentage of each Investment Options’ net asset value)	Current Additional M&E Charge(14) (as a percentage of each Investment Options’ net asset value)
		No qualifying event, or declined charge increase(15)	Had a qualifying event and accepted increase(15)
Lifetime Plus II Benefit and Lifetime Plus 10 Benefit (available on Version A Contracts from 1/26/2009 through 3/31/2009)
Single Lifetime Plus Payments	1.60%	0.95%	1.20%
Joint Lifetime Plus Payments	1.75%	1.10%	1.35%
Lifetime Plus II Benefit (available on Version A Contracts from 11/12/2007 through 1/23/2009) and Lifetime Plus 10 Benefit (available on Version A Contracts from 7/17/2008 through 1/23/2009)
Single Lifetime Plus Payments	1.60%	0.80%(16)	1.20%(16)
Joint Lifetime Plus Payments	1.75%	0.95%(16)	1.35%(16)
Lifetime Plus Benefit (available on Version A Contracts from 5/1/2007 through 1/23/2009)
Single Lifetime Plus Payments	1.50%	0.70%	1.20%
Joint Lifetime Plus Payments	1.65%	0.85%	1.35%

Previously Available Target Date Benefit Riders (available on Version A Contracts)	Available Dates	Additional M&E Charge(17) (as a percentage of each Investment Options’ net asset value)
Target Date 10 Benefit	1/26/2009 - 3/31/2009	0.55%
Target Date Retirement Benefit	3/17/2008 - 1/23/2009	0.40%
ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS

Following are the minimum and maximum total annual operating expenses charged by any of the Investment Options for the period ended December 31, 2014, before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option’s average daily net assets.

	Minimum	Maximum
Total annual Investment Option operating expenses(18) (including management fees, distribution or 12b-1 fees, and other expenses) before fee waivers and expense reimbursements	0.49%	2.95%
(9)
The Contract allows Partial Annuitization. After a Partial Annuitization, the M&E charge listed above applies to the net asset value remaining in the Accumulation Phase. If you select variable Annuity Payments the M&E charge for a Base Contract with the Bonus Option is 1.70% of the net asset value in the Annuity Phase, or 1.40% for all other Contracts. If you select fixed Annuity Payments we do not assess the M&E charge during the Annuity Phase. See section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

(10)
The Contract offered three different Quarterly Value Death Benefits that have an additional 0.30% M&E charge. Appendix F describes the original (available from May 1, 2007 through April 30, 2010), and second (available from May 2, 2010 through April 27, 2012) versions of this death benefit. The Quarterly Value Death Benefit described in section 11.c was available from April 30, 2012 through April 26, 2013, and if you remove its Additional Required Benefit without simultaneously replacing it, we stop assessing the additional 0.30% M&E charge after the rider termination date.

(11)	The current rider charge may increase or decrease on each Quarterly Anniversary. For Income Protector and Investment Protector see section 7, Expenses – Rider Charge. For Income Focus see Appendix I.

(12)
If you select the Charge Lock Option rider, the rider charge for Income Protector or Income Focus is fixed at the rate in effect on the Charge Lock Date. You will continue to pay the rider charge after the Charge Lock Date as long as your selected benefit is in effect and your Contract Value is positive. For Income Protector see section 7, Expenses – Rider Charge. For Income Focus see Appendix I.

(13)	Available on Version A Contracts issued on or after April 1, 2009.

(14)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive as discussed in Appendix D.

(15)
A qualifying event is the reset of a Lifetime Benefit’s Annual Increase, or an automatic annual Lifetime Plus Payment increase, that occurred on or after April 29, 2013. If you have had an annual payment increase, your additional M&E charge does not change until the next fifth Benefit Anniversary. If you have had a qualifying event, you can decline this increase to the additional M&E charge as discussed in Appendix D.

(16)	On the Benefit Date, the additional M&E charge reduces 0.10% as discussed in Appendix D.

(17)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive as discussed in Appendix E.

(18)
Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. Amounts may be different for each Investment Option. The maximum current fee is 0.25%. If these fees are deducted from Investment Option assets, they are reflected in the above table and disclosed in Appendix A. Appendix A contains annual operating expense details for each Investment Option.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

EXAMPLES

These examples are intended to help you compare the cost of investing in this Contract with the costs of other variable annuity contracts. These examples assume you make a $10,000 investment and your selected Investment Options earn a 5% annual return. They also assume the maximum potential fees and charges for each period and are not a representation of past or future expenses. Your Contract expenses may be more or less than the examples below, depending on the Investment Option(s) and optional benefits you select, and whether and when you take withdrawals.

We deduct the $50 contract maintenance charge in the examples at the end of each Contract Year during the Accumulation Phase and we may waive this charge under certain circumstances, as described in section 7, Expenses – Contract Maintenance Charge. A transfer fee may apply, but is not reflected in these examples (see section 7, Expenses – Transfer Fee).

All figures in the examples below reflect the most expensive combination of benefits, which is the Base Contract with Bonus Option, Quarterly Value Death Benefit, and Income Protector with joint payments (8.5% declining withdrawal charge, 2.00% M&E charge and a maximum rider charge of 2.75%).

1)	If you surrender your Contract (take a full withdrawal) at the end of each time period.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
2.95% (the maximum Investment Option operating expense)	$1,694	$3,396	$4,963	$8,560
0.49% (the minimum Investment Option operating expense)	$1,445	$2,696	$3,872	$6,782
2)
If you apply your total Contract Value to Annuity Payments (take a Full Annuitization) at the end of each time period. The earliest available date Annuity Payments can begin (Income Date) is two years after the date we issue the Contract (Issue Date) in all states except Florida, which is one year after the Issue Date.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
2.95% (the maximum Investment Option operating expense)	-	$2,546	$4,263	$8,560
0.49% (the minimum Investment Option operating expense)	-	$1,846	$3,172	$6,782

3)	If you do not surrender your Contract.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
2.95% (the maximum Investment Option operating expense)	$844	$2,546	$4,263	$8,560
0.49% (the minimum Investment Option operating expense)	$595	$1,846	$3,172	$6,782
See Appendix B for condensed financial information regarding the accumulation unit values (AUVs) for the highest and lowest charges as of December 31, 2014. See the SAI Appendix for condensed financial information regarding the December 31, 2014 AUVs for other charges.

NOTE FOR CONTRACTS WITH THE PREVIOUSLY AVAILABLE INCOME FOCUS RIDER: In example 1 (if you surrender your Contract) and example 3 (if you do not surrender your Contract), the most expensive combination of benefits in Year 1 are for the Base Contract with Bonus Option, Quarterly Value Death Benefit and Income Focus with joint payments (8.5% declining withdrawal charge, 2.00% M&E charge and a maximum rider charge of 2.95%). Please see Appendix L for expense example 1 (full surrender) and 3 (no surrender) for these Contracts.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

1.	THE VARIABLE ANNUITY CONTRACT

NOTE: Version A Contracts and Version B Contracts are no longer offered for sale, but you may be able to make additional Purchase Payments or add certain optional benefits.

An annuity is a contract between you as the Owner, and an insurance company (in this case Allianz Life), where you make payments to us and the money is invested in Investment Options available through the Contract. Depending on market conditions, your Contract can gain or lose value based on your selected Investment Options’ performance. When you are ready to take money out, we make payments to you according to your instructions and any restrictions associated with the payout option you select that is described in this prospectus. We do not make any changes to your Contract without your permission except as may be required by law.

The Contract has an Accumulation Phase and an Annuity Phase.

The Accumulation Phase is the first phase of your Contract, and it begins on the Issue Date. During the Accumulation Phase, your money is invested in the Investment Options you select on a tax-deferred basis. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. (For more information, see section 12, Taxes.)

During the Accumulation Phase you can take withdrawals (subject to any withdrawal charge). You can also make additional Purchase Payments if your Contract was issued in Connecticut, Florida, or New Jersey, or if your Contract was issued from August 17, 2009 through April 26, 2013. Purchase Payments are subject to the restrictions set out in section 3, Purchase Payments – Purchase Payment Requirements.

NOTE: We no longer accept additional Purchase Payments to Contracts issued before August 17, 2009 in all states except Connecticut, Florida, and New Jersey.

For an additional charge, you may be able to select any one of the following optional benefits, if available.

Currently Available Riders

•
Income Protector (see section 11.a) provides guaranteed lifetime income called Lifetime Plus Payments that can begin once the minimum exercise age is met, or as late as age 90. We base payments on the Benefit Base that is at least equal to the Annual Increase (total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase). You must be age 80 or younger to select Income Protector. Appendix J contains information specific to previously available versions of this benefit.

•
Investment Protector (see section 11.b) provides a Target Value (a level of protection for your principal and any annual investment gains) that is available on a future date if you hold the Contract for the required period. You must be age 80 or younger to select Investment Protector. Appendix J contains information specific to previously available versions of this benefit.

Previously Available Riders

•
The Quarterly Value Death Benefit potentially provides an increased death benefit based on the highest quarterly Contract Value adjusted for withdrawals (Quarterly Anniversary Value). The Quarterly Value Death Benefit was only available at issue. Section 11.c describes the Quarterly Value Death Benefit that was available from April 30, 2012 through April 26, 2013. Appendix F describes the original Quarterly Value Death Benefit available from May 1, 2007 through April 30, 2010, and the second Quarterly Value Death Benefit available from May 2, 2010 through April 27, 2012.

•
The Bonus Option (see section 11.d) provides a 6% bonus on Purchase Payments received before age 81 subject to a three-year vesting schedule. The Bonus Option has a higher and longer withdrawal charge schedule and was only available at issue from May 1, 2007 through April 26, 2013.

•
The Lifetime Benefits (see Appendix D) are similar to Income Protector. These benefits also provide Lifetime Plus Payments based on the Benefit Base, but the Benefit Base is calculated differently under each benefit. The Lifetime Plus Benefit was available from May 1, 2007 through January 23, 2009 and the Lifetime Plus II Benefit was available from November 12, 2007 through March 31, 2009. Both of these benefits allow payments to begin from age 50 to age 90. The Lifetime Plus 10 Benefit was available from June 17, 2008 through March 31, 2009 and payments can begin from age 65 to 90.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

•
The Target Date Benefits (see Appendix E) are similar to Investment Protector. These benefits also provide a Target Value that is available on a future date if you hold the Contract for the required period, but the Target Value is calculated differently. The Target Date Retirement Benefit was available from March 17, 2008 through January 23, 2009, and the Target Date 10 Benefit was available from January 26, 2009 through March 31, 2009.

•
The Short Withdrawal Charge Option (see Appendix G) shortens the Base Contract’s withdrawal charge period from seven to four years. It was only available at issue from May 1, 2007 through July 23, 2012.

•
The No Withdrawal Charge Option (see Appendix H) eliminates the Base Contract’s withdrawal charge. It was only available at issue from March 17, 2008 through March 31, 2009, and then again from July 22, 2009 through July 23, 2012.

•
Income Focus (see Appendix I) provides guaranteed lifetime income called Income Focus Payments (which are similar to Lifetime Plus Payments) that can begin from age 60 to age 90. We base payments on a percentage (Income Value Percentage) of each Income Value (Purchase Payments adjusted for withdrawals). Income Value Percentages can potentially increase by 1% each year if your Contract Value increases (Performance Increases). Income Focus was available from April 30, 2012 through April 24, 2015.

The Accumulation Phase ends upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization. A Business Day is any day the New York Stock Exchange is open, except when an Investment Option does not value its shares.

•	The Business Day we process your request for a full withdrawal.

•
Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), the Business Day we first receive a Valid Claim from any one Beneficiary, unless the surviving spouse/Beneficiary continues the Contract. If there are multiple Beneficiaries, the remaining Contract Value continues to fluctuate with the performance of the Investment Options until the complete distribution of the death benefit.

If you request Annuity Payments, your Contract enters the Annuity Phase. During the Annuity Phase we make regular periodic payments (Annuity Payments) based on the life of a person you choose (the Annuitant). We send Annuity Payments to you (the Payee). You can choose when Annuity Payments begin (the Income Date), subject to certain restrictions. We base Annuity Payments on your Contract Value and the payout rates for the Annuity Option you select. If you select variable Annuity Payments, your payments will change based on your selected Investment Options’ performance. If you select fixed Annuity Payments, your payments do not change unless an Annuitant dies. The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option. For more information, see section 9, The Annuity Phase.

STATE SPECIFIC CONTRACT RESTRICTIONS

The Contract is subject to the law of the state in which it was issued. Some of the features of your Contract may differ from the features of a Contract issued in another state because of state-specific legal requirements. Features for which there are state-specific Contract provisions include the following.

•	The withdrawal charge.

•
Restrictions on additional Purchase Payments, joint Covered Persons, Contract assignments, the maximum available assumed investment rate used to calculate variable Annuity Payments, and the earliest Income Date.

•	Availability of the Investment Protector rider, Charge Lock Option rider, waiver of withdrawal charge benefit, automatic investment plan and free withdrawal privilege.

•	Termination of the Income Protector and Income Focus riders.

All material state variations in the Contract are disclosed in this prospectus. If you would like more information regarding state-specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll-free telephone number listed at the back of this prospectus. Our “Service Center” is the area of our company that issues Contracts and provides Contract maintenance and routine customer service.

WHEN THE CONTRACT ENDS

The Contract ends when:

•	all applicable phases of the Contract (Accumulation Phase and/or Annuity Phase) have ended, and/or

•	if we received a Valid Claim, all applicable death benefit payments have been made.

For example, if you purchased a Contract and take a full withdrawal of the total Contract Value, both the Accumulation Phase and the Contract end even though the Annuity Phase never began and we did not make any death benefit payments.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

2.	OWNERS, ANNUITANTS, AND OTHER SPECIFIED PERSONS

OWNER

You, as the Owner, have all the rights under the Contract. The Owner was designated at Contract issue. The Owner may be a non-individual, which is anything other than an individual person, which could be a trust, qualified plan, or corporation. Qualified Contracts can only have one Owner.

JOINT OWNERS

Non-Qualified Contracts can be owned by up to two Owners. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center.

NOTE: Partial Annuitizations (applying only part of your Contract Value to Annuity Payments) are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.

ANNUITANT

The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designated an Annuitant when you purchased your Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract. For jointly owned Contracts, if the Annuitant dies before the Income Date, the younger Owner automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.

Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it as indicated below. For more examples, please see the Appendix to the SAI. Use care when designating Owners and Annuitants, and consult your Financial Professional if you have questions.

UPON THE DEATH OF A SOLE OWNER
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
•
We pay a death benefit to the person you designate (the Beneficiary) unless the Beneficiary is the surviving spouse and continues the Contract. If the surviving spouse continues the Contract, they become the new Owner and the Accumulation Phase continues.
	•	The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
	•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•
If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–Annuity Option 1  or 3, payments end.
–Annuity Option 2 or 4, payments end when the guarantee period ends.
–Annuity Option 5,  payments end and the Payee may receive a lump sum refund.

	•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

BENEFICIARY

The Beneficiary is the person(s) or entity you designated at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If a Beneficiary predeceases you, or you and a Beneficiary die simultaneously as defined by applicable state law or regulation, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no surviving Beneficiaries or if there is no named Beneficiary, we pay the death benefit to your estate or the Owner if the Owner is a non-individual.

NOTE FOR JOINTLY OWNED CONTRACTS:  The sole primary Beneficiary is the surviving Joint Owner regardless of any other named Beneficiaries. Spousal Joint Owners may also appoint contingent Beneficiaries. However, Joint Owners who are not spouses may not appoint contingent Beneficiaries. If both Joint Owners who were never spouses die before we pay the death benefit, we pay the death benefit to the estate of the Joint Owner who died last.

If both spousal Joint Owners die simultaneously as defined by applicable state law or regulation, we pay the death benefit to the named contingent Beneficiaries, or to the estate of the spousal Joint Owner who died last if there are no named contingent Beneficiaries. If both spousal Joint Owners die simultaneously, state law may dictate who receives the death benefit.

COVERED PERSON(S)

If you select Income Protector or have Income Focus, we base Lifetime Plus Payments or Income Focus Payments (lifetime payments) on the lives of the Covered Person(s). Their ages determine availability of the benefit, when lifetime payments can begin and the Lifetime Plus Payment percentage or initial Income Value Percentage as applicable. When you select one of these benefits, you choose whether you want payments based on your life (single lifetime payments), or the lifetime of you and your spouse (joint lifetime payments). Joint Covered Persons must be spouses within the meaning of federal tax law during the entire period your selected benefit is in effect. Joint lifetime payments are not available if there is more than a 30-year age difference between spouses. Based on your payment selection, we determine the Covered Persons as follows.

For single lifetime payments and:

•	solely owned Contracts, the Covered Person is the Owner.

•	jointly owned Contracts, you can choose which Owner is the Covered Person.

•	Contracts owned by a non-individual, the Covered Person is the Annuitant.

For joint lifetime payments, Covered Persons must be spouses and:

•	Non-Qualified Contracts:

–	spouses must be Joint Owners; or

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.

•	Qualified Contracts:

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or

–
if the Owner is a qualified plan or a custodian, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary because we also require the qualified plan or custodian to be the sole primary Beneficiary. This structure allows the surviving non-Annuitant spouse to continue to receive lifetime payments.

After the date Income Protector or Income Focus is added to your Contract (Rider Effective Date) you cannot add or change a Covered Person. However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. A Contract Anniversary is a twelve-month anniversary of your Contract’s Issue Date. A Benefit Anniversary is a twelve-month anniversary of the Benefit Date that Lifetime Plus Payments or Income Focus Payments begin. We process your request on the Contract Anniversary* (or Benefit Anniversary*) that occurs immediately after we receive your request in Good Order at our Service Center. A request is in “Good Order” when it contains all the information we require to process it. If you remove a joint Covered Person, we change your rider charge to equal the current charge for single lifetime payments that is in effect on the anniversary that we process your request to remove a joint Covered Person if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses - Rider Charge.

*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

Joint Covered Persons must qualify as spouses under federal tax law until the benefit ends. Until then, if at any time joint Covered Persons are no longer spouses, you must send us written notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or we will remove one former spouse from the Contract as a Covered Person and also as an Owner, Joint Owner and Annuitant. At this time, we change the rider charge to equal the current charge for single lifetime payments that is in effect if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses - Rider Charge. When we receive notification of an Owner’s death, if we discover that the joint Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, your benefit, any lifetime payments and the Contract all end.

If you select Income Protector and remove a joint Covered Person, we may increase your annual maximum Lifetime Plus Payment. If at the end of the last Business Day before the Benefit Anniversary that we remove the joint Covered Person the payment percentage for the remaining Covered Person’s current age multiplied by the Contract Value is greater than your current annual maximum Lifetime Plus Payment, we increase your payment to this new amount. If you have Income Focus removing a joint Covered Person does not change your annual maximum Income Focus Payment.

Once we remove a Covered Person, he or she cannot be reinstated.

NOTE:

•
For Income Protector or Income Focus riders issued in states other than California or New Jersey: Following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person no longer has the required relationship stated here, he or she is removed from the Contract as a Covered Person. If we remove all Covered Persons from the Contract, the benefit and any lifetime payments end.

•
For Joint Owners selecting single lifetime payments: If you are no longer spouses on the date of an Owner’s death and the Contract Value is positive, we pay the death benefit to the Beneficiary and the benefit and any lifetime payments end. This means Lifetime Plus Payments or Income Focus Payments are no longer available even if a Covered Person is still alive.

•
For Income Protector or Income Focus riders issued to civil union partners in New Jersey: We allow civil union partners to be Joint Owners and/or joint Covered Persons. However, civil union partners are treated differently from persons who are recognized as spouses under the federal tax law and this affects how long lifetime payments continue. Upon the death of one federally recognized spouse, the survivor can continue the Contract and lifetime payments also continue if the survivor is a Covered Person. This type of continuation is not allowed for a surviving civil union partner under the federal tax law with the following exception. If the Contract Value reduces to zero before the one year anniversary of the first civil union partner’s death, lifetime payments can continue if the survivor is a Covered Person and the survivor chooses not to take the death benefit. If instead the Contract Value is positive at this time, or if the survivor chooses to take the death benefit, lifetime payments stop.

PAYEE

The Payee is the person or entity who receives Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. Generally we require the Payee to be an Owner. However, we may allow you to name a charitable trust, financial institution, qualified plan, or an individual specified in a court order as a Payee subject to our approval. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee.

ASSIGNMENTS, CHANGES OF OWNERSHIP AND OTHER TRANSFERS OF CONTRACT RIGHTS

You can assign your rights under this Contract to someone else during the Accumulation Phase. An assignment may be absolute or limited, and includes changes of ownership, collateral assignments, or any other transfer of specific Contract rights. After an assignment, you may need the consent of the assignee of record to exercise certain Contract rights depending on the type of assignment and the rights assigned.

You must submit your request to assign the Contract in writing to our Service Center and we must approve it in writing. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We will not consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation.

Upon our consent, we record the assignment. We are not responsible for the validity or effect of the assignment. We are not liable for any actions we take or payments we make before we receive your request in Good Order and record it. Assigning the Contract does not change, revoke or replace the originally named Annuitant or Beneficiary; if you also want to change the Annuitant or Beneficiary you must make a separate request.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

An assignment may be a taxable event. In addition, there are other restrictions on changing the ownership of a Qualified Contract and Qualified Contracts generally cannot be assigned absolutely or on a limited basis. You should consult with your tax adviser before assigning this Contract.

NOTE IF YOU SELECT INCOME PROTECTOR OR HAVE INCOME FOCUS:

•	An assignment does not change the Covered Person(s).

•	For riders issued in California, Florida, Ohio, Oregon, New Jersey, Texas and Wisconsin: We cannot restrict assignments.

•
For riders issued in states other than California or New Jersey: Following an assignment or change of ownership/Annuitant/Beneficiary, if all Covered Persons no longer have the required relationship as stated under “Covered Person(s)” in this section (Owner, Annuitant or sole Beneficiary) your selected benefit and any lifetime payments end. Any existing Contract assignment must be removed before you begin receiving lifetime payments. We may make exceptions to the removal of a Contract assignment in order to comply with applicable law. This means that Lifetime Plus Payments or Income Focus Payments may end even if the Covered Person is still alive.

•
For riders issued in California and New Jersey: Following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person who was previously an Owner or Annuitant no longer has that position, the benefit and any lifetime payments end based on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual) or last surviving Covered Person. However, if the deceased’s spouse continues the Contract, the benefit and lifetime payments continue until the earlier of the date of death of the surviving spouse or last surviving Covered Person. For riders issued in New Jersey involving civil union partners, the benefit and lifetime payments may end even earlier because Contract continuation is not allowed for a surviving civil union partner. This means that Lifetime Plus Payments or Income Focus Payments may end even if the Covered Person is still alive.

3.	PURCHASE PAYMENTS

PURCHASE PAYMENT REQUIREMENTS

We no longer accept additional Purchase Payments for Contracts issued before August 17, 2009 in all states except Connecticut, Florida, and New Jersey.

The additional Purchase Payment requirements for Contracts issued in Connecticut, Florida, and New Jersey, and for Contracts issued from August 17, 2009 through April 26, 2013, are as follows.

•	If you do not select Income Protector or Investment Protector, and do not have Income Focus, you can make additional Purchase Payments of $50 or more during the Accumulation Phase.

•
If you select Income Protector or Investment Protector, or have Income Focus, we restrict additional Purchase Payments. Each rider year that we allow additional payments you cannot add more than your initial amount without our prior approval. If you select Income Protector or have Income Focus, we do not allow additional payments on or after the date Lifetime Plus Payments or Income Focus Payments begin (Benefit Date). If you select Investment Protector we do not allow additional payments on or after the third rider anniversary.

Your initial amount is all Purchase Payments received before the first Quarterly Anniversary of the first Contract Year. A Contract Year is a period of twelve months beginning on the Issue Date or any subsequent Contract Anniversary. If your benefit is effective on the Issue Date, we allow you to add up to the initial amount in the remainder of the first Contract Year (the first Quarterly Anniversary to the last Business Day before the first Contract Anniversary).

If you remove Income Protector, Income Focus or Investment Protector, these restrictions no longer apply.

•	We do not accept additional Purchase Payments on or after the Income Date that you take a Full Annuitization.

•	The maximum total Purchase Payments we accept without our prior approval is $1 million including amounts already invested in other Allianz Life variable annuities.

We may, at our sole discretion, waive the minimum Purchase Payment requirements.

If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

If you submit a Purchase Payment to your Financial Professional, we do not begin processing the payment until we receive it. A Purchase Payment is “received” when it arrives at our Service Center from the address for mailing checks listed at the back of this prospectus regardless of how or when you submitted them. We forward Purchase Payments we receive at the wrong address to the last address listed at the back of this prospectus, which may delay processing.

For Contracts issued from August 17, 2009 through April 26, 2013, we may terminate your ability to make additional Purchase Payments because we reserve the right to decline any or all Purchase Payments at any time on a non-discriminatory basis. This applies to Contracts issued in all states except those listed in the following Note. If mandated under applicable law, we may be required to reject a Purchase Payment. If we exercise our right to no longer allow additional Purchase Payments this may limit your ability to fund your Contract’s guaranteed benefits such as Income Protector’s Benefit Base, Income Focus’ Income Values, Investment Protector’s Target Value or the Quarterly Value Death Benefit’s Quarterly Anniversary Value.

NOTE:
•	For Contracts issued in Mississippi: We do not accept additional Purchase Payments on or after the first Contract Anniversary.

•
For Contracts issued in Massachusetts: If you have Investment Protector we do not accept additional Purchase Payments on or after the third Contract Anniversary. This restriction continues to apply even if you later remove Investment Protector from your Contract. Contracts issued in Massachusetts with Investment Protector are issued as individual limited purchase payment variable deferred annuity contracts.

•
For Contracts issued in New Jersey: We can only decline an additional Purchase Payment if it would cause total Purchase Payments to be more than $1.5 million for Contracts issued on or prior to April 29, 2011, or more than $1 million for Contracts issued from May 2, 2011 through April 26, 2013, or if it would otherwise violate the Purchase Payment restrictions for your Contract (for example, the initial amount for Income Protector).

•
For Contracts issued in Connecticut and Florida: We can only decline a Purchase Payment if it would cause total Purchase Payments to be more than $1 million, or if it would otherwise violate the Purchase Payment restrictions for your Contract (for example, the initial amount for Income Protector).

ALLOCATION OF PURCHASE PAYMENTS

You must allocate your money to the Investment Options in whole percentages. If you have the Bonus Option, we allocate the bonus in the same way as the corresponding Purchase Payment. Currently we allow you to invest in up to 15 Investment Options at any one time. We may change this maximum in the future, but you can always invest in at least five Investment Options.

You can instruct us how to allocate additional Purchase Payments. If you do not instruct us, we allocate them according to your future Purchase Payment allocation instructions. Contract Value transfers between Investment Options do not change your future allocation instructions, or how we rebalance your Contract Value quarterly if you select Income Protector or Investment Protector, or have Income Focus. For more information, see section 5, Investment Options – Electronic Investment Option Transfer and Allocation Instructions.

You can change your future allocation instructions at any time without fee or penalty. Future allocation instruction changes are effective on the Business Day we receive them in Good Order at our Service Center. If you change your future allocation instructions and you are participating in the dollar cost averaging program or the flexible rebalancing program, this change does not automatically apply to your allocation instructions for these programs. To change your allocation instructions for these programs, you must send us additional instructions. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

AUTOMATIC INVESTMENT PLAN (AIP)

The AIP is no longer available to Contracts issued before August 17, 2009 in all states except Connecticut, Florida, and New Jersey.

The AIP makes additional Purchase Payments during the Accumulation Phase on a monthly or quarterly basis by electronic money transfer from your savings, checking or brokerage account. You can participate in AIP by completing our AIP form. Our Service Center must receive your form in Good Order by the 15th of the month (or the next Business Day if the 15th is not a Business day) in order for AIP to begin that same month. We process AIP Purchase Payments on the 20th of the month, or the next Business Day if the 20th is not a Business Day. We allocate AIP Purchase Payments according to your future allocation instructions which must comply with the allocation requirements and restrictions stated in this section, and if you select Income Protector or Investment Protector, or have Income Focus, they must also comply with the allocation restrictions stated in section 11.a, section 11.b or Appendix I. AIP has a maximum of $1,000 per month. We must receive your request to stop or change AIP at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the Business Day we process AIP to make the change that month. If you select Income Protector or Investment Protector, or have Income Focus, and/or choose to begin Annuity Payments, AIP ends automatically as follows.

•	If you begin Annuity Payments, AIP ends on the Business Day before the Income Date.

•	If you select Income Protector or have Income Focus, AIP ends on the Benefit Date.

•	If you select Investment Protector, AIP ends on the third rider anniversary.

We reserve the right to discontinue or modify AIP at any time and for any reason.

NOTE: For Owners of Qualified Contracts, AIP is not available if your Contract is funding a plan that is tax qualified under Section 401 or 403(b) of the Internal Revenue Code.

DOLLAR COST AVERAGING (DCA) PROGRAM

The DCA program transfers Contract Value or Bonus Value (Contract Value plus any unvested bonus amounts if you have the Bonus Option) monthly from the AZL Money Market Fund to your selected Investment Options. By allocating on a regularly scheduled basis, as opposed to making a one-time allocation, your Contract Value may be less susceptible to market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss.

You can participate in either the six- or twelve-month DCA program by completing our DCA form. You can participate in this program, during the Accumulation Phase, one or more times. There are no fees for DCA transfers and currently, we do not count them as a free transfer. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

If you choose to participate in this program, you must allocate at least $1,500 to the AZL Money Market Fund. Each month while the program is in effect, we transfer Contract Value (or Bonus Value, if applicable) applied to the DCA program from the AZL Money Market Fund according to your future Purchase Payment allocation instructions.

Information on the AZL Money Market Fund can be found in section 5, Investment Options; Appendix A – Annual Operating Expenses for Each Investment Option; and in the AZL Money Market Fund prospectus that you can obtain from your Financial Professional or us by calling the toll-free telephone number at the back of this prospectus.

We make DCA transfers on the tenth of the month, or the next Business Day if the tenth is not a Business Day. We must receive your DCA form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these transfers or your participation does not begin until next month.

Your participation ends on the earliest of the following:

•	the Benefit Date that Lifetime Plus Payments begin if you select Income Protector;

•	you request to end the program (your request must be received at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the tenth to end that month);

•	the DCA program period ends (which is either six or twelve months); or

•	your Contract ends.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

If the DCA program ends at your request or because you request Lifetime Plus Payments, on the Business Day your program ends we transfer any remaining DCA program Contract Value in the AZL Money Market Fund according to your future allocation instructions.

NOTE:

•
For Contracts with Income Protector or Investment Protector, quarterly rebalancing transfers under these benefits do not move Contract Value allocated to the DCA program into or out of the AZL Money Market Fund.

•	This program is not available if you have Income Focus.

4.	VALUING YOUR CONTRACT

Your Contract Value (and Bonus Value, if applicable) increases and decreases based on Purchase Payments (and any bonus), transfers, withdrawals, deduction of fees and charges, and your selected Investment Options’ performance.

We place Purchase Payments you allocate to the Investment Options into subaccounts under our Separate Account (Allianz Life Variable Account B). Each subaccount invests exclusively in one Investment Option. We use accumulation units to account for all amounts allocated to or withdrawn from each subaccount. If you request variable Annuity Payments during the Annuity Phase, we call this measurement an annuity unit.

ACCUMULATION UNITS

When we receive a Purchase Payment at our Service Center, we credit your Contract with accumulation units based on the Purchase Payment (and any bonus) amount and daily price (accumulation unit value) for the subaccount of your selected Investment Option. A subaccount’s accumulation unit value is based on the price (net asset value) of the underlying Investment Option. An Investment Option’s net asset value is typically determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day’s price.

We arbitrarily set the initial accumulation unit value for each subaccount. On the Issue Date, the number of accumulation units in each subaccount was equal to the initial Purchase Payment (and any bonus) amount allocated to a subaccount, divided by that subaccount’s accumulation unit value.

Example

•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.

•	When the New York Stock Exchange closes on that Wednesday, we determine that the accumulation unit value is $13.25 for your selected Investment Option.

We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount accumulation units for your selected Investment Option.

At the end of each Business Day, we adjust the number of accumulation units in each subaccount as follows. Additional Purchase Payments (and any bonus) and transfers into a subaccount increase the number of accumulation units. Withdrawals, transfers out of a subaccount, and the deduction of any Contract charge other than the M&E charge decrease the number of accumulation units. The M&E charge reduces the accumulation unit value, not the number of accumulation units.

At the end of each Business Day for each subaccount, we multiply the accumulation unit value at the end of the prior Business Day by the percentage change in value of an Investment Option since the prior Business Day. The percentage change includes both the market performance of the Investment Option and the assessed M&E Charge.

COMPUTING CONTRACT VALUE AND BONUS VALUE

We calculate your Contract Value or Bonus Value (Contract Value plus any unvested bonus amounts) at the end of each Business Day by multiplying each subaccount’s accumulation unit value by its number of accumulation units, and then adding those results together for all subaccounts. If you have a Bonus Contract, we compute your Contract Value by deducting the unvested bonus amount from the Bonus Value. Additional Purchase Payments increase your Contract Value, withdrawals and Contract charges reduce your Contract Value. Your Contract Value and Bonus Value (if applicable) on any given Business Day are determined at the end of the prior Business Day. For example, your Contract Value on a Contract Anniversary reflects the number and value of the accumulation units at the end of the prior Business Day.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

5.	INVESTMENT OPTIONS

The following table lists this Contract’s Investment Options and their associated investment advisers and subadvisers, investment objectives, and primary investments. Depending on market conditions, you can gain or lose value by investing in the Investment Options. In the future, we may add, eliminate or substitute Investment Options to the extent permitted by the federal securities laws and, when required, the Securities & Exchange Commission. Certain Investment Options listed here may not be available to you as disclosed in the list of Investment Options at the front of this prospectus.

You should read the Investment Options’ prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. The operation of the Investment Options and their various risks and expenses are described in the Investment Options’ prospectuses. You can obtain the current Investment Options’ prospectus by contacting your Financial Professional or calling us at the toll-free telephone number listed at the back of this prospectus.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. A material conflict of interest may arise between insurance companies, owners of different types of contracts, and retirement plans or their participants. Each Investment Option’s Board of Directors monitors for material conflicts, and determines what action, if any, should be taken.

The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios managed by the same investment advisers. Although the names, objectives and policies may be similar, the Investment Options investment results may be higher or lower than these other portfolios’ results. The investment advisers cannot guarantee, and make no representation, that these similar funds’ investment results will be comparable even though the Investment Options have the same names, investment advisers, objectives, and policies.

Each Investment Option offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust) is a “fund of funds” and diversifies its assets by investing primarily in shares of several other affiliated mutual funds.

The Investment Options may pay 12b-1 fees to the Contracts’ distributor, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. In addition, we may enter into certain arrangements under which we, or Allianz Life Financial Services, LLC, are compensated by the Investment Options’ advisers, distributors and/or affiliates for administrative services and benefits we provide to the Investment Options. The compensation amount usually is based on the Investment Options’ aggregate assets purchased through contracts we issue or administer. Some advisers may pay us more or less than others. The maximum service fee we currently receive is 0.35% annually of the average aggregate amount invested by us in the Investment Options.

The Allianz VIP Fund of Funds Trust underlying funds do not pay 12b-1 fees or service fees to the Trust, and the Trust does not charge 12b-1 fees or service fees. The Allianz VIP Fund of Funds Trust underlying funds or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to you. Service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in these Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us through common ownership: Allianz Investment Management LLC, Allianz Global Investors Fund Management LLC, NFJ Investment Group LLC, and Pacific Investment Management Company LLC.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

INVESTMENT OPTIONS

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
ALLIANZ
Managed by Allianz Global Investors Fund Management LLC/Allianz Global Investors U.S. LLC	RCM Dynamic Multi-Asset Plus VIT Portfolio	Specialty	Long-term capital appreciation
Invests in a globally diverse combination of equity securities and U.S. dollar denominated fixed income securities, including emerging markets, and targets a strategic asset allocation of 60% equity exposure and 40% fixed income exposure.

ALLIANZ FUND OF FUNDS
Managed by Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.

	AZL DFA Multi-Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of five underlying funds subadvised by Dimensional Fund Advisors LP, to achieve a range generally from 50% to 70% of assets in the underlying equity funds and 30% to 50% in the underlying fixed income fund.

	AZL MVP Fusion Balanced Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a combination of underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of up to 20% of the fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Fusion Conservative Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a combination of underlying investments, to achieve a range generally from 25% to 45% of assets in equity funds and approximately 55% to 75% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of up to 20% of the fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Fusion Growth Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of underlying investments, to achieve a range generally from 70% to 90% of assets in equity funds and approximately 10% to 30% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of up to 20% of the fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Fusion Moderate Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of underlying investments, to achieve a range generally from 55% to 75% of assets in equity funds and approximately 25% to 45% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of up to 20% of the fund’s assets in a combination of derivative and fixed income instruments.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
	AZL MVP Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a combination of five underlying index funds (generally allocated 40% to 60% to underlying equity index funds and 40% to 60% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP BlackRock Global Allocation Fund	Specialty	High total investment return
Invests primarily (approximately 80% to 100%) in the underlying AZL BlackRock Global Allocation Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP DFA Multi-Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of five underlying funds subadvised by Dimensional Fund Advisors LP, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. Of this allocation, approximately 50% to 70% will be allocated to equity funds and 30% to 50% allocated to the fixed income fund.

	AZL MVP Franklin Templeton Founding Strategy Plus Fund	Specialty	Long-term capital appreciation with income as a secondary goal
Invests primarily (approximately 80% to 100%) in the underlying AZL Franklin Templeton Founding Strategy Plus Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of five underlying index funds (generally allocated 65% to 85% to underlying equity index funds and 15% to 35% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Invesco Equity and Income Fund	Specialty	Highest possible income consistent with safety of principal. Secondary objective of long-term growth of capital
Invests primarily (approximately 80% to 100%) in the underlying AZL Invesco Equity and Income Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP T. Rowe Price Capital Appreciation Fund	Specialty	Long term capital appreciation with preservation of capital as an important intermediate-term objective
Invests primarily (approximately 80% to 100%) in the underlying AZL T. Rowe Price Capital Appreciation Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
BLACKROCK
Managed by Allianz Investment Management LLC/BlackRock Capital Management, Inc.	AZL BlackRock Capital Appreciation Fund	Large Growth	Long-term growth of capital	Invests at least 65% of total assets in common and preferred stock and securities convertible into common and preferred stock of mid-size and large-size companies.
Managed by Allianz Investment Management LLC/BlackRock Financial Management, Inc.	AZL Enhanced Bond Index Fund	Intermediate-Term Bonds	Exceed total return of the Barclays Capital U.S. Aggregate Bond Index	Invests at least 80% of net assets in investment-grade debt securities of all types and repurchase agreements for those securities.
Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL International Index Fund	International	Match the performance of the MSCI EAFE® Index as closely as possible
Invests at least 80% of its assets in a statistically selected sampling of equity securities of companies included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) and in derivative instruments linked to the MSCI EAFE Index.

	AZL Mid Cap Index Fund	Mid Cap	Match the performance of the Standard & Poor’s MidCap 400® Index (“S&P 400 Index”) as closely as possible
Invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.

Managed by Allianz Investment Management LLC/BlackRock Advisors, LLC	AZL Money Market Fund	Cash Equivalent	Current income consistent with stability of principal
Invests in a broad range of short-term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Money Market Fund may also become extremely low and possibly negative.

Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL Russell 1000 Growth Index Fund	Large Growth	Match the total return of the Russell 1000® Growth Index	Invests in all stocks in the Russell 1000® Growth Index in proportion to their weighting in the index.
	AZL Russell 1000 Value Index Fund	Large Value	Match the total return of the Russell 1000® Value Index	Invests in all stocks in the Russell 1000® Value Index in proportion to their weighting in the index.
	AZL S&P 500 Index Fund	Large Blend	Match total return of the S&P 500®	Normally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.
	AZL Small Cap Stock Index Fund	Small Cap	Match performance of the S&P SmallCap 600 Index®	Invests at least 80% of its assets in investments of small capitalization companies, with market capitalizations at the time of purchase, included in the S&P SmallCap 600 Index.
Managed by BlackRock Advisors, LLC/BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock Global Allocation V.I. Fund	Specialty	High total investment return
Invests in both equity and debt securities, including money market securities, of issuers located around the world. Seeks diversification across markets, industries, and issuers. May invest in securities of companies of any market capitalization and in REITs.

BOSTON COMPANY
Managed by Allianz Investment Management LLC/The Boston Company Asset Management LLC	AZL Boston Company Research Growth Fund	Large Growth	Long-term growth of capital and income
Primarily invests in common stocks of large, well-established and mature companies. Normally invests at least 80% of its net assets in stocks that are included in a widely recognized index of stock market performance. May invest in non-dividend paying companies and up to 30% of its total assets in foreign securities.

DAVIS
Managed by Davis Selected Advisers, L.P.	Davis VA Financial Portfolio	Specialty	Long-term growth of capital	At least 80% of net assets in securities issued by companies principally engaged in the financial services sector.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
FEDERATED
Managed by Allianz Investment Management LLC/Federated Global Investment Management Corp.	AZL Federated Clover Small Value Fund	Small Cap	Capital Appreciatiion
Invests at least 80% of its net assets in common stocks and other equity securities of U.S. companies with small market capitalizations, at the time of purchase in the range of companies included in the Russell 2000 Index.

FIDELITY
Managed by Strategic Advisers, Inc.	Fidelity VIP FundsManager 50% Portfolio	Model Portfolio (Fund of Funds)	High total return
Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 35% domestic equity funds, 15% international equity funds, 40% fixed income funds and 10% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 50% Composite Index.

	Fidelity VIP FundsManager 60% Portfolio	Model Portfolio (Fund of Funds)	High total return
Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 42% domestic equity funds, 18% international equity funds, 35% fixed income funds and 5% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 60% Composite Index.

FRANKLIN TEMPLETON
Managed by Allianz Investment Management LLC/Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, and Franklin Advisers, Inc.	AZL Franklin Templeton Founding Strategy Plus Fund	Specialty	Long-term capital appreciation, with income as a secondary goal
Invests in a combination of subportfolios or strategies, each of which is managed by an asset manager that is part of Franklin Templeton. The strategies invest primarily in U.S. and foreign equity and fixed income securities.

Administered by Franklin Templeton Services, LLC	Franklin Founding Funds Allocation VIP Fund	Specialty (Fund of Funds)	Capital appreciation with income as a secondary goal.	Invests equal portions in Class 1 shares of the Franklin Income VIP Fund, Mutual Shares VIP Fund, and Templeton Growth VIP Fund.
Managed by Franklin Advisers, Inc.	Franklin High Income VIP Fund	High-Yield Bonds	High current income with capital appreciation as a secondary goal	Invests predominantly in high yield, lower-rated debt securities (“junk bonds”) and preferred stocks.
	Franklin Income VIP Fund	Specialty	Maximize income while maintaining prospects for capital appreciation	Normally invests in debt and equity securities.
Managed by Franklin Mutual Advisers, LLC	Franklin Mutual Shares VIP Fund	Large Value	Capital appreciation, with income as a secondary goal	Invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Managed by Franklin Advisers, Inc.	Franklin U.S. Government Securities VIP Fund	Intermediate-Term Bonds	Income	At least 80% of its net assets in U.S. government securities.
	Templeton Global Bond VIP Fund	Intermediate-Term Bonds	High current income, consisent with preservation of capital, with capital appreciation as a secondary consideration	Normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Managed by Templeton Global Advisors Limited	Templeton Growth VIP Fund	International Equity	Long-term capital growth	Normally invests predominantly in equity securities of companies located anywhere in the world, including developing markets.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
GATEWAY
Managed by Allianz Investment Management LLC/Gateway Investment Advisors, LLC	AZL Gateway Fund	Specialty	Capture equity market investment returns, while exposing investors to less risk than other equity investments
Normally invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. May invest in companies with small, medium or large market capitalizations and in foreign securities traded in U.S. markets.

INVESCO
Managed by Allianz Investment Management LLC/Invesco Advisers, Inc.	AZL Invesco Equity and Income Fund	Specialty	Highest possible income consistent with safety of principal. Secondary objective of long-term growth of capital
Invests at least 80% of its net assets in equity and income securities. Invests at least 65% of its total assets in income-producing equity securities and also invests in investment grade quality debt securities. May invest up to 15% of net assets in REITs and up to 25% of net assets in foreign securities.

	AZL Invesco Growth and Income Fund	Large Value	Income and long-term growth of capital
Invests primarily in income-producing equity securities, including common stocks and convertible securities. May invest up to 15% of net assets in REITs and up to 25% of net assets in foreign securities.

	AZL Invesco International Equity Fund	International	Long-term growth of capital	At least 80% of its assets in a diversified portfolio of equity securities of foreign issuers that are considered by the fund’s subadviser to have strong earnings growth.
J.P. MORGAN
Managed by Allianz Investment Management LLC/J.P. Morgan Investment Management, Inc.	AZL JPMorgan International Opportunities Fund	International	Long term capital appreciation	Invests at least 80% of assets in a diversified portfolio of equity securities of issuers from developed countries other than the U.S., primarily those in the MSCI EAFE Index.
	AZL JPMorgan U.S. Equity Fund	Large Blend	High total return	Invests at least 80% of its net assets, plus any borrowings for investment purposes, primarily in equity securities of large- and medium-capitalization U.S. companies.
Managed by J.P. Morgan Investment Management, Inc.	JPMorgan Insurance Trust Core Bond Portfolio	Intermediate-Term Bonds	Maximize total return	Invests at least 80% of net assets in bonds with intermediate to long-term maturities.
METWEST
Managed by Allianz Investment Management LLC/Metropolitan West Asset Management, LLC	AZL MetWest Total Return Bond Fund	Intermediate-Term Bonds	Maximize long-term total return
At least 80% of its net assets in investment grade fixed income securities or unrated securities that are determined by the subadviser to be of similar quality and in fixed income securities it regards as bonds. The portfolio duration is two to eight years and the dollar-weighted average maturity ranges from two to fifteen years. The Fund invests in the U.S. and abroad, including emerging markets.

MFS
Managed by Allianz Investment Management LLC/Massachusetts Financial Services Company	AZL MFS Investors Trust Fund	Large Blend	Capital appreciation
Invests primarily in equity securities of companies with large capitalizations that the subadviser believes has above average earnings growth potential, are undervalued, or in a combination of growth and value companies.

	AZL MFS Mid Cap Value Fund	Mid Cap	Capital appreciation
Invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index at the time of purchase that the fund’s subadviser believes are undervalued.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
	AZL MFS Value Fund	Large Value	Capital appreciation
The fund seeks capital appreciation and normally invests the Fund’s assets primarily in equity securities. MFS focuses on investing the Fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth.

Managed by Massachusetts Financial Services Company	MFS VIT Total Return Bond Portfolio	Intermediate-Term Bond	Total return with an emphasis on current income, but also considering capital appreciation
Invests at least 80% of net assets in debt instruments, mainly investment grade, but also in less than investment grade quality debt instruments. May also invest in foreign securities and may use derivatives for any investment purpose.

MORGAN STANLEY
Managed by Allianz Investment Management LLC/Morgan Stanley Investment Management, Inc.	AZL Morgan Stanley Global Real Estate Fund	Specialty	Income and capital appreciation
Invests at least 80% of assets in equity securities of companies in the real estate industry located throughout the world, including real estate investment trusts and real estate operating companies established outside the U.S.

	AZL Morgan Stanley Mid Cap Growth Fund	Mid Cap	Capital growth	Invests at least 80% of net assets in common stocks and other equity securities of mid capitalization growth companies, with market capitalizations within the range of the Russell Midcap Growth Index.
NFJ
Managed by Allianz Investment Management LLC/NFJ Investment Group LLC	AZL NFJ International Value Fund	International Equity	Long-term growth of capital and income
Invests at least 65% of net assets in equity securities of non-U.S. companies with market capitalization greater than $1 billion, with a significant portion in dividend-paying securities and up to 50% in emerging market securities.

Managed by Allianz Global Investors Fund Management LLC	Allianz NFJ Dividend Value VIT Portfolio	Large Value	Long-term growth of capital and income	Invests at least 80% of net assets in common stocks and other equity securities of companies that pay or are expected to pay dividends, and have market capitalizations greater than $3.5 billion.
OPPENHEIMERFUNDS
Managed by Allianz Investment Management LLC/OppenheimerFunds, Inc.	AZL Oppenheimer Discovery Fund	Small Cap	Capital appreciation
Under normal market conditions, invests at least 80% of its net assets in common stocks and other equity securities of U.S. companies with small market capitalizations, at the time of purchase in the range of companies included in the Russell 2000 Growth Index and that the subadviser believes to have favorable growth prospects.

PIMCO
Managed by Pacific Investment Management Company LLC	PIMCO EqS Pathfinder Portfolio	International Equity	Capital appreciation
Normally invests in equity securities, including common and preferred stock, of issuers that PIMCO believes are undervalued by the market in comparison to PIMCO’s own determination of the company’s value. May invest in securities and instruments that are economically tied to foreign countries.

	PIMCO VIT All Asset Portfolio	Specialty (Fund of Funds)	Maximum real return consistent with preservation of real capital and prudent investment management	Invests substantially all of its assets in institutional class shares of the underlying PIMCO Funds.
	PIMCO VIT CommodityReal Return® Strategy Portfolio	Specialty	Maximum real return consistent with prudent investment management	Invests in commodity linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income securities.
	PIMCO VIT Emerging Markets Bond Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers that economically are tied to emerging markets countries.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
	PIMCO VIT Global Advantage Strategy Bond Portfolio	Intermediate-Term Bonds	Total return, which exceeds that of its benchmarks, consistent with prudent investment management
At least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Global Bond Portfolio (Unhedged)	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in fixed income instruments of issuers in at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives. May invest, without limitation, in securities economically tied to emerging market countries.

	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio	Specialty	Total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index
Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 50% to 70% of total assets in equity-related investments.

	PIMCO VIT Global Multi-Asset Managed Volatility Portfolio	Specialty	Total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index with explicit management of overall portfolio volatility
Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 50% to 70% of total assets in equity-related investments. A three-step approach is used in seeking to achieve the return and volatility parameters of the investment objective.

	PIMCO VIT High Yield Portfolio	High-Yield Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below investment grade by Moody’s or equivalently rated by S&P or Fitch. May invest up to 20% of total asets in securities denominated in foreign currencies.

	PIMCO VIT Real Return Portfolio	Intermediate-Term Bonds	Maximum real return, consistent with preservation of real capital and prudent investment management	At least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.
	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Unconstrained Bond Portfolio	Specialty	Maximum long-term return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

PYRAMIS
Managed by Allianz Investment Management LLC/Pyramis Global Advisors LLC	AZL Pyramis Total Bond Fund	Intermediate-Term Bond	High level of current income
Invests at least 80% of its net assets in debt securities of all types and in instruments related to such securities, such as repurchase agreements on such securities, and uses the Barclays Capital U.S. Aggregate Bond Index as a guide in structuring the Fund.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
SCHRODER
Managed by Allianz Investment Management LLC/Schroder Investment Management North America Inc.	AZL Schroder Emerging Markets Equity Fund	Specialty	Capital appreciation
Invests at least 80% of its net assets in equity securities of companies that the subadviser believes to be “emerging market” issuers. May invest remainder of assets in securities of issuers located anywhere in the world.

T. ROWE PRICE
Managed by Allianz Investment Management LLC/T. Rowe Price Associates, Inc.	AZL T. Rowe Price Capital Appreciation Fund	Specialty	Long-term capital appreciation with preservation of capital as an important intermediate-term objective.
Invests at least 50% of its total assets in the common stocks of established U.S. companies that the subadviser believes has above-average potential  for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans, and foreign securities. The Investment Option may invest up to 25% of its total assets in foreign securities.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.

TRANSFERS BETWEEN INVESTMENT OPTIONS

You can make transfers between Investment Options, subject to the following restrictions. Currently, there is no maximum number of transfers allowed, but we may change this in the future. Transfers may be subject to a transfer fee, see section 7, Expenses.

The following applies to any transfer.

•
The minimum transfer is $1,000, or the entire Investment Option amount if less. We waive this requirement under the dollar cost averaging and flexible rebalancing programs, and under the allocation and transfer restrictions for Income Protector, Income Focus and Investment Protector.

•	Your request for a transfer must clearly state the Investment Options involved and how much to transfer.

•
If you select Income Protector or Investment Protector, or have Income Focus, your transfer instructions must comply with the “Investment Option Allocation Restrictions and Quarterly Rebalancing” in section 11.a, Income Protector; section 11.b, Investment Protector; or Appendix I, Income Focus.

•	Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.

•
Contract Value transfers between Investment Options do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value quarterly if you select Income Protector or Investment Protector, or have Income Focus. To change this quarterly rebalancing when you make a transfer, you must also change your future allocation instructions.

We process transfer requests based on prices next determined after we receive your request in Good Order at our Service Center. If we do not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day’s prices. Unless you instruct us not to, we accept transfer instructions from any Owner. We may also allow you to authorize someone else to request transfers on your behalf.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

ELECTRONIC INVESTMENT OPTION TRANSFER AND ALLOCATION INSTRUCTIONS

We use reasonable procedures to confirm that electronic transfer and allocation instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all fax, email and website instructions. We reserve the right to deny any transfer request or allocation instruction change, and to discontinue or modify our electronic instruction privileges at any time for any reason.

Please note that telephone, fax, email and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider’s, or your Financial Professional’s, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your transfer request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your instructions in writing to our Service Center.

By authorizing electronic instructions, you authorize us to accept and act upon these instructions for your Contract. There are risks associated with electronic communications that do not occur with a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone with your password; we cannot verify that the person providing instructions on the website is you, or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING

We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.

•
Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.

•	An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.

•	Increased brokerage and administrative expenses.

We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:

•	Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).

•	Restrict the transfer method (for example, requiring all transfers be sent by first-class U.S. mail and rescinding electronic transfer privileges).

•
Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the AZL Money Market Fund when available in your Contract. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.

•	Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.

•	Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.

•	Prohibit transfers into specific Investment Options.

•	Impose other limitations or restrictions to the extent permitted by federal securities laws.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.

We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.

We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.

We cannot guarantee the following.

•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.

•	Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.

In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option’s shares are subject to acceptance by that Investment Option’s manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.

Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options’ prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options’ managers.

NOTE: This Contract is not designed for professional market timing organizations, or other persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person’s electronic transfer privileges and require all future requests to be sent by first-class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.

FLEXIBLE REBALANCING PROGRAM

Your selected Investment Options’ performance may cause the percentage of Contract Value in each Investment Option to change. Flexible rebalancing can help you maintain your selected allocation percentages. You can direct us to automatically adjust your Contract Value (and Bonus Value, if applicable) in the Investment Options on a quarterly, semi-annual or annual basis according to your instructions. We make flexible rebalancing transfers on the 20th of the month, or the prior Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we rebalance, or your program does not begin until next month. If you participate in this program, there are no fees for the flexible rebalancing transfers and we do not currently count them as a free transfer. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end this program, we must receive your request at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the 20th to end that month.

NOTE: This program is not available if you select Income Protector or Investment Protector, or have Income Focus.

FINANCIAL ADVISER FEES

If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal.

Financial adviser fees paid from a Non-Qualified Contract will be a taxable withdrawal to the extent that gain exists within the Contract. If any Owner is under age 59½, withdrawals may be subject to a 10% additional federal tax.

Financial adviser fees paid from an IRA will not be treated as a taxable withdrawal as long as the annuity contract is solely liable for the payment of the fee. You should consult a tax adviser regarding the tax treatment of adviser fee payments.

Your investment adviser acts on your behalf, not ours. We are not party to your advisory agreement or responsible for your adviser’s actions. We do not set your adviser’s fee or receive any part of it. Any adviser fee you pay is in addition to this Contract’s fees and expenses. You should ask your adviser about compensation they receive for this Contract.

You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review an adviser’s trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

VOTING PRIVILEGES

We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote’s outcome. If we determine we no longer need to get your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.

•
You can provide voting instructions based on the dollar value of the Investment Option’s shares in your Contract’s subaccount. We calculate this value based on the number and value of accumulation/annuity units for your Contract on the record date. We count fractional units.

•	You receive proxy materials and a voting instruction form.

6.	OUR GENERAL ACCOUNT

Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.

We do not currently offer any general account investment choices during the Accumulation Phase. Any Contract Value you apply to fixed Annuity Payments during the Annuity Phase becomes part of our general account. Any guaranteed values, such as Income Protector’s Benefit Base or Investment Protector’s Target Value, that are greater than Contract Value are subject to our claims paying ability and the priority rights of our other creditors.

7.	EXPENSES

Contract fees and expenses reduce your investment return and are described here in detail.

MORTALITY AND EXPENSE RISK (M&E) CHARGE

We calculate and accrue the M&E charge at an annualized rate of the Investment Options’ net asset value on each Business Day during the Accumulation Phase as follows.

Mortality and Expense Risk (M&E) Charge (as a percentage of each Investment Options’ net asset value)
Base Contract without optional benefits(1)	1.40%
Base Contract with Quarterly Value Death Benefit(2)	1.70%
Base Contract with the Bonus Option(1)	1.70%
Base Contract with the Bonus Option and Quarterly Value Death Benefit(2)	2.00%
(1)
Upon the death of the Owner, we continue to assess a M&E charge of either 1.70% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts when paying the death benefit under Option B, or with variable Annuity Payments or optional payments under Option C, as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.

(2)
For Contracts issued from April 30, 2012 through April 26, 2013, if you remove an Additional Required Benefit from your Contract without simultaneously replacing it, we no longer assess the additional 0.30% M&E charge for the Quarterly Value Death Benefit after the Additional Required Benefit’s rider termination date. In this instance you will not receive any future lock ins of quarterly investment gains to your death benefit but you keep any prior lock ins.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

If you select variable Annuity Payments during the Annuity Phase the M&E charge is 1.70% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts. The M&E charge reduces the net asset value that we use to calculate each subaccount’s accumulation unit value during the Accumulation Phase, or each subaccount’s annuity unit value during the Annuity Phase. The net asset value is the price of an underlying Investment Option. For more information on accumulation unit values, see the discussion in section 4, Valuing Your Contract. For more information on Annuity Payments, see the Annuity Payments section of the SAI.

The Contract allows Partial Annuitization. It is possible for part of your Contract to be in the Accumulation Phase with one M&E charge while another part is in the Annuity Phase with a different M&E charge. For example, if you have the Base Contract with Quarterly Value Death Benefit and request a variable Partial Annuitization, we reduce your accumulation unit value for the 1.70% M&E charge and we reduce your annuity unit value for the 1.40% M&E charge. For more information, see section 9, The Annuity Phase – Partial Annuitization.

The M&E charge compensates us for all your Contract’s benefits, including our contractual obligation to make Annuity Payments, certain Contract expenses, and assuming the expense risk that the current charges are less than future Contract administration costs. If the M&E charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.

RIDER CHARGE

If you select Income Protector or Investment Protector, we deduct a rider charge from your Contract Value (and Bonus Value, if applicable) during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Benefit Base under Income Protector, or as a percentage of the Target Value under Investment Protector.

We begin calculating and accruing the daily rider charge amount on the day after the Rider Effective Date. We deduct the rider charge for each quarter at the end of the last Business Day before each Quarterly Anniversary with the following exceptions.

•	If you withdraw the total Contract Value, we deduct the final rider charge (the total of all daily rider charges we calculated for the current Contract quarter) before processing the withdrawal.

•	If your Contract ends due to death, we deduct the final rider charge before calculating the death benefit.

	Rider Charge
	Maximum	Minimum	Current
Income Protector(1) Single Lifetime Plus Payments (as a percentage of the Benefit Base) Joint Lifetime Plus Payments (as a percentage of the Benefit Base)	2.50% 2.75%	0.50% 0.50%	1.40% 1.40%
Investment Protector (as a percentage of the Target Value)	2.50%	0.35%	1.30%
(1)
If you select the Charge Lock Option rider, the Income Protector’s rider charge is fixed at the rate in effect on the Charge Lock Date. You will continue to pay the rider charge after the Charge Lock Date as long as Income Protector is in effect and your Contract Value is positive.

For information on how we calculate the Benefit Base, see section 11.a, Income Protector – Benefit Base. For information on how we calculate the Target Value, see section 11.b, Investment Protector – Target Value.

We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge for Income Protector more than 0.50%, and for Investment Protector more than 0.35%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases. Alternatively, if you have Income Protector, you can instead reject this charge increase and all future rider charge changes by selecting the Charge Lock Option rider. The Charge Lock Option rider allows you to keep your benefit at the current rider charge, but with reduced guaranteed values and payments, and no opportunity for future payment increases or future rider charge decreases. The Charge Lock Option rider for Income Protector is discussed in section 11.a.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

We deduct the rider charge on a dollar for dollar basis from the Contract Value (and Bonus Value, if applicable). We deduct the rider charge from the Contract Value on each Quarterly Anniversary before we use that Contract Value to compute any of your Contract’s guaranteed values, but we do not treat the deduction of the rider charge as a withdrawal when computing these guaranteed values. Guaranteed values include Income Protector’s Benefit Base, Investment Protector’s Target Value, and Quarterly Value Death Benefit’s Quarterly Anniversary Value (see section 11.c). If on a Quarterly Anniversary the Contract Value at the end of the prior Business Day is less than the rider charge, we deduct your total remaining Contract Value to cover the final rider charge and reduce your Contract Value to zero. If the deduction of the final rider charge eliminates your Contract Value, it does not end your Contract, selected benefit, or any Lifetime Plus Payments, although we no longer assess or deduct the rider charge.

Changes to the Benefit Base or Target Value change the rider charge amount. For example, under Income Protector, if you receive an annual Lifetime Plus Payment increase because the Contract Value increased, both your Benefit Base and daily rider charge amount also increase. Similarly, an Excess Withdrawal decreases both your Benefit Base and daily rider charge amount.

This fee compensates us for the benefits provided by Income Protector or Investment Protector, including your benefit’s guarantees. If the rider charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.

NOTE FOR CONTRACTS WITH INCOME PROTECTOR:

•
Selecting the Charge Lock Option rider may reduce your Income Protector benefits significantly, and you may be better off either accepting a rider charge increase, or removing Income Protector from your Contract. If you select the Charge Lock Option rider your Contract Value will continue to fluctuate with Investment Option performance after the Charge Lock Date. The Charge Lock Option rider is not available in Illinois and may not be available through all broker dealers. You should consult with your Financial Professional before selecting the Charge Lock Option rider.

•	For Charge Lock Option riders issued in all states except Pennsylvania: Once you select the Charge Lock Option rider, you cannot later remove it from your Contract.

•
For Charge Lock Option riders issued in Pennsylvania: If you change your mind about having the Charge Lock Option rider, you can return the rider within ten days after receiving it and we treat it as if it had never been issued. If you return the Charge Lock Option rider this means we will increase your rider charge, but we will not reduce your guaranteed values or payments.

CONTRACT MAINTENANCE CHARGE

Your annual contract maintenance charge is $50. This charge is for Contract administration and maintenance expenses. We waive this charge as follows:

•
During the Accumulation Phase for all your Vision Contracts if the total Contract Value (or Bonus Value, if applicable) is at least $100,000 at the time we are to deduct the charge. We determine the total Contract Value (or Bonus Value, if applicable) for all individually owned Vision Contracts by using the Owner’s social security number, and for non-individually owned Vision Contracts we use the Annuitant’s social security number.

•	During the Annuity Phase if the Contract Value on the Income Date is at least $100,000.

•	When paying death benefits under death benefit payment options A, B, or C.

During the Accumulation Phase, we deduct the contract maintenance charge on a dollar for dollar basis from the Contract Value (and Bonus Value, if applicable) determined at the end of the last Business Day before the Contract Anniversary. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge. We do not treat the deduction of the contract maintenance charge as a withdrawal when computing any of your Contract’s guaranteed values. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment.

WITHDRAWAL CHARGE

You can take withdrawals from any portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if any part of a withdrawal comes from a Purchase Payment that is still within the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, which is equal to total Purchase Payments, less any Purchase Payment withdrawn (excluding any penalty-free withdrawals), and less any applicable withdrawal charge. We do not reduce the Withdrawal Charge Basis for any amounts we deduct to pay other Contract charges.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

We do not assess a withdrawal charge on penalty-free withdrawals or amounts we deduct to pay Contract charges, other than the withdrawal charge. However, any amounts used to pay a withdrawal charge are subject to a withdrawal charge. Amounts withdrawn to pay investment adviser fees are subject to a withdrawal charge if they exceed the free withdrawal privilege. Penalty-free withdrawals include: withdrawals under the free withdrawal privilege and waiver of withdrawal charge benefit; payments under our minimum distribution program; Annuity Payments; Lifetime Plus Payments; and Income Focus Payments.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we process withdrawal requests as follows.

1.
First we withdraw from Purchase Payments that are beyond your Contract’s withdrawal charge period (for example, on a Base Contract, Purchase Payments we have had for seven or more complete years). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.

2.
Then, if this is a partial withdrawal, we withdraw from the free withdrawal privilege (see section 8, Access to Your Money – Free Withdrawal Privilege). This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.

3.
Next, on a FIFO basis, we withdraw from Purchase Payments within your Contract’s withdrawal charge period and assess a withdrawal charge. Withdrawing payments on a FIFO basis may help reduce the total withdrawal charge because the charge declines over time. We determine your total withdrawal charge by multiplying each payment by its applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.

4.
Finally we withdraw any Contract earnings. Bonuses (if applicable) and earnings on them are considered Contract earnings for withdrawal charge purposes. This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.

The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.

Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount(1)
	Base Contract(2)	Bonus Option(3)
0	8.5%	8.5%
1	8.5%	8.5%
2	7.5%	8.5%
3	6.5%	8%
4	5%	7%
5	4%	6%
6	3%	5%
7	0%	4%
8	0%	3%
9 years or more	0%	0%
(1)	For Contracts issued in Florida from January 1, 2011 through April 26, 2013, the total withdrawal charge on a partial or full withdrawal cannot be greater than 10% of the Contract Value withdrawn.

(2)	For Contracts issued in Mississippi, the withdrawal charge is 8.5%, 7.5%, 6.5%, 5.5%, 5%, 4%, 3%, and 0% for the time periods referenced.

(3)
For Contracts issued in Connecticut on or prior to April 29, 2011, the withdrawal charge is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the time periods referenced. For Contracts issued in Mississippi, the withdrawal charge is 8%, 8%, 8%, 8%, 7%, 6%, 5%, 3.5%, 1.5% and 0% for the time periods referenced.

Upon a full withdrawal, we first deduct any applicable contract maintenance charge and rider charge before we calculate the withdrawal charge. We deduct any applicable withdrawal charge from the total Contract Value and send you the remaining amount. For a partial withdrawal we deduct the amount you request, plus any applicable withdrawal charge from the total Contract Value (and Bonus Value, if applicable). We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge proportionately from your selected Investment Options. If a partial withdrawal occurs on a day that we also assess the rider charge and/or contract maintenance charge, we assess these charges in this order after we deduct the withdrawal and any applicable withdrawal charge from the Contract Value.

The withdrawal charge compensates us for expenses associated with selling the Contract.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

Example: You make an initial Purchase Payment of $30,000 on a Base Contract and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a $52,000 withdrawal. We withdraw money and compute the withdrawal charge as follows.

1)	Purchase Payments beyond the withdrawal charge period. All payments are still within the withdrawal charge period, so this does not apply.

2)
Amounts available under the free withdrawal privilege. You did not take any other withdrawals this year, so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge.

3)
Purchase Payments on a FIFO basis. The total amount we withdraw from the first Purchase Payment is $30,000, which is subject to a 7.5% withdrawal charge, and you receive $27,750. We determine this amount as follows:

(amount withdrawn) x (1 – withdrawal charge) = the amount you receive, or:

$30,000 x 0.925 = $27,750.

Next we withdraw from the second Purchase Payment. So far, you received $39,750 ($12,000 under the free withdrawal privilege and $27,750 from the first Purchase Payment), so we withdraw $12,250 from the second Purchase Payment to equal the $52,000 you requested. The second Purchase Payment is subject to an 8.5% withdrawal charge. We calculate the total amount withdrawn and its withdrawal charge as follows:

(the amount you receive) ÷ (1 – withdrawal charge) = amount withdrawn, or:

$12,250 ÷ 0.915 = $13,388

4)	Contract earnings. We already withdrew your requested amount, so this does not apply.

In total we withdrew $55,388 from your Contract, of which you received $52,000 and paid a withdrawal charge of $3,388.

Reduction or Elimination of the Withdrawal Charge

We may reduce or eliminate the withdrawal charge if the Contract was sold under circumstances that reduced its sales expenses. For example, if a large group of individuals purchased Contracts or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or eliminate the withdrawal charge if a Contract was sold by a Financial Professional appointed with Allianz Life to any members of his or her immediate family and the Financial Professional waived their commission. We must pre-approve any withdrawal charge reduction or elimination.

NOTE:

•
Because we do not reduce the Withdrawal Charge Basis for penalty-free withdrawals or for Contract charges other than the withdrawal charge, we may assess a withdrawal charge on more than the amount you are withdrawing upon a full withdrawal of the total Contract Value. Also, upon full withdrawal, if the Contract Value has declined due to poor performance, the withdrawal charge may be greater than the total Contract Value and you will not receive any money.

•
Withdrawals may have tax consequences and, if taken before age 59½, may be subject to a 10% additional federal tax. For tax purposes in most instances, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments.

•	Partial Annuitizations reduce each Purchase Payment and the Withdrawal Charge Basis proportionately by the percentage of Contract Value you annuitize.

•	For Contracts issued in Washington: Penalty-free withdrawals reduce the Withdrawal Charge Basis. It is equal to total Purchase Payments less any withdrawals (including any withdrawal charges).

•	For Contracts issued in Florida from January 1, 2011 through April 26, 2013: The withdrawal charge cannot exceed 10% of the Contract Value withdrawn.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

TRANSFER FEE

The first twelve transfers every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. We count all transfers made in the same Business Day as one transfer. The following do not count against the free transfers we allow and are not subject to a transfer fee: dollar cost averaging transfers, flexible rebalancing transfers, or quarterly rebalancing transfers under Income Protector, Income Focus or Investment Protector. The transfer fee continues to apply under death benefit payment Option B, or with variable Annuity Payments or optional payments under death benefit payment Option C as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.

Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We deduct the transfer fee on a dollar for dollar basis from the Contract Value (and Bonus Value, if applicable) determined at the end of the Business Day that we process the transfer request. If you are transferring from multiple Investment Options, we deduct this fee proportionately from the Investment Options from which the transfer is made. If you transfer the total amount in an Investment Option, we deduct a transfer fee from the amount transferred. We do not treat the deduction of the transfer fee as a withdrawal when computing any of your Contract’s guaranteed values.

PREMIUM TAX

Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it from the Contract, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAX

Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.

INVESTMENT OPTION EXPENSES

The Investment Options’ assets are subject to operating expenses (including management fees). These expenses are described in the Fee Tables, Appendix A, and in the Investment Options’ prospectuses. These expenses reduce the Investment Options’ performance and, therefore, negatively affect your Contract Value and any guaranteed values or payments based on Contract Value. The Investment Options’ investment advisers provided us with the expense information in this prospectus and we did not independently verify it.

8.	ACCESS TO YOUR MONEY

The money in your Contract is available under the following circumstances:

•	by withdrawing your Contract Value;

•	by withdrawing the Target Value on the last Business Day before each Target Value Date (if you select Investment Protector);

•	by taking Lifetime Plus Payments (if you select Income Protector);

•	by taking Income Focus Payments (if you have Income Focus);

•	by taking required minimum distributions (Qualified Contracts only) as discussed in “Minimum Distribution Program and Required Minimum Distribution (RMD) Payments” later in this section;

•	by taking Annuity Payments; or

•	when we pay a death benefit.

You can take withdrawals from any part of the Contract that is in the Accumulation Phase. We process withdrawal requests based on values next determined after receipt of the request in Good Order at our Service Center. Values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day receives the next Business Day’s values.

Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.** We reserve the right to treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal.

*	Does not apply to Lifetime Plus Payments, Income Focus Payments, systematic withdrawals, or required minimum distributions.

**	Does not apply to Lifetime Plus Payments or Income Focus Payments.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

We deduct any partial withdrawal (including any withdrawal charge) proportionately from each Investment Option unless you provide us with alternate instructions. If you select Income Protector or Investment Protector, or have Income Focus, and take a partial withdrawal from specific Investment Options, the benefit’s quarterly rebalancing feature moves money back into those Investment Options at the end of the quarter unless you also change your future Purchase Payment allocation instructions.

If you have the Bonus Option and you have multiple bonuses, we reduce the oldest unvested bonus first (see section 11.d, Bonus Option). Partial withdrawals in excess of the free withdrawal privilege reduce unvested bonus amounts by the percentage of the Contract Value withdrawn, as shown in the following example.

When you take a full withdrawal, we process your request on the Business Day we receive it in Good Order at our Service Center as follows:

•	total Contract Value determined at the end of the day,

•	less any final rider charge if you selected Income Protector, Income Focus or Investment Protector,

•	less any withdrawal charge, and

•	less any contract maintenance charge.

See the Fee Tables and section 7, Expenses for a discussion of these charges.

We pay withdrawals within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion later in this section).

NOTE:

•	Ordinary income taxes and tax penalties may apply to any withdrawal you take.

•
We may be required to provide information about you or your Contract to government regulators. We may also be required to stop Contract disbursements and thereby refuse any transfer requests, and refuse to pay any withdrawals, surrenders, or death benefits until we receive instructions from the appropriate regulator. If, pursuant to SEC rules, the AZL Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL Money Market Fund subaccount until the fund is liquidated.

•
For Contracts with Investment Protector: The Target Value is only guaranteed to be available on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal. We notify you in writing at least 30 days in advance of your initial Target Value Date to allow you to decide if you want to take a withdrawal and/or continue your Contract until the next Target Value Date.

Example

•	You purchased a Base Contract with the Bonus Option, made an initial Purchase Payment of $100,000 and received a $6,000 bonus.

•
You request a $50,000 partial withdrawal (not including the withdrawal charge) during the first Contract Year when the withdrawal charge is 8.5%. On the day of (but before) the partial withdrawal, your Contract Value is $110,600, the Bonus Value is $116,600, and your free withdrawal privilege is $12,000. Your bonus is not vested.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

Calculating the total withdrawal charge:
Amount requested that is subject to a withdrawal charge (amount requested minus the free withdrawal privilege)
= $50,000 – $12,000 =	$38,000.00
Divided by (1 minus the withdrawal charge percentage) = 1 – 0.085 =	÷ 0.915
Total amount subject to a withdrawal charge	$41,530.05
Total withdrawal charge (amount withdrawn minus the amount requested) = $41,530.05 – $38,000.00 =	$ 3,530.05

Reducing the Contract Value:
Contract Value on the day of (but before) the partial withdrawal	$110,600.00
Minus the total amount withdrawn (amount requested plus the total withdrawal charge)
= $50,000.00 + $3,530.05 =	– 53,530.05
Contract Value after the partial withdrawal	$ 57,069.95

Reducing the unvested bonus:
Amount of the unvested bonus	$ 6,000.00
Multiplied by the result of the total amount withdrawn, minus the free withdrawal privilege, divided by the Contract Value on the day of (but before) the partial withdrawal
= ($53,530.05 – $12,000) / $110,600 =	x 0.375
Reduction in the unvested bonus due to the partial withdrawal (0.375 x $6,000)	$ 2,250
Unvested bonus after the partial withdrawal = $6,000 – $2,250 =	$ 3,750
FREE WITHDRAWAL PRIVILEGE

Each Contract Year, you can withdraw up to 12% of your total Purchase Payments without incurring a withdrawal charge (the free withdrawal privilege). Any unused free withdrawal privilege in one Contract Year is not added to the amount available next year. Withdrawals of Purchase Payments that are beyond the withdrawal charge period are not subject to a withdrawal charge and do not reduce your free withdrawal privilege. Required minimum distribution payments are not subject to a withdrawal charge, but do reduce your free withdrawal privilege.

NOTE: The free withdrawal privilege is not available upon a full withdrawal (except for Contracts issued in Washington), or while you are receiving Lifetime Plus Payments or Income Focus Payments.

SYSTEMATIC WITHDRAWAL PROGRAM

If your Contract Value is at least $25,000, the systematic withdrawal program can provide automatic withdrawal payments to you. You can request to receive these withdrawal payments monthly, quarterly, semi-annually or annually. There is no minimum or maximum on the amount you can withdraw under this program. During the withdrawal charge period (if applicable), systematic withdrawals in excess of the free withdrawal privilege are subject to a withdrawal charge. We make systematic withdrawals on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these withdrawals, or your program does not begin until the next month. This program ends at your request or when you withdraw your total Contract Value. However, we reserve the right to discontinue or modify the systematic withdrawal program at any time and for any reason.

NOTE:

•	Ordinary income taxes and tax penalties may apply to systematic withdrawals.

•	The systematic withdrawal program is not available while you are receiving required minimum distribution payments, Lifetime Plus Payments or Income Focus Payments.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS

If you own an IRA or SEP IRA Qualified Contract, you can participate in the minimum distribution program during the Accumulation Phase. Under this program, we make payments to you designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for this Qualified Contract. RMD payments are not subject to a withdrawal charge, but they reduce the free withdrawal privilege amount during the Contract Year. We can make payments to you on a monthly, quarterly, semi-annual or annual basis. However, if your Contract Value is less than $25,000, we only make annual payments. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. We make RMD payments on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these payments, or your program does not begin until the next month.

Lifetime Plus Payments or Income Focus Payments can also be used to satisfy your RMD needs. If you begin Lifetime Plus Payments or Income Focus Payments while participating in the minimum distribution program, RMD payments stop on the Business Day immediately before the Benefit Date. You remain in the program (unless you choose to end it), and if your selected benefit’s lifetime payments and Excess Withdrawals taken during a calendar year do not fully satisfy your RMD, we send you an additional RMD payment to satisfy your remaining RMD needs. For more information, see the note in section 11.a, Income Protector – Calculating Your Lifetime Plus Payments, or Appendix I, Income Focus – Calculating Your Income Focus Payments.

NOTE: The minimum distribution program is not available while you are receiving systematic withdrawals.

WAIVER OF WITHDRAWAL CHARGE BENEFIT

After the first Contract Year, if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary, you can take a withdrawal and we waive the withdrawal charge. This waiver is not available if any Owner was confined to a nursing home on the Issue Date. We base this benefit on the Annuitant for non-individually owned Contracts. We must receive proof of confinement in Good Order before we waive the withdrawal charge.

NOTE FOR CONTRACTS ISSUED IN:

•	Massachusetts – The waiver of withdrawal charge benefit is not available.

•	New Hampshire – The definition of nursing home is an institution operated in accordance with state law.

•
Pennsylvania – The waiver is not available if on the Issue Date, an Owner was confined to a nursing home or was already diagnosed with a terminal illness. Also, the nursing home confinement requirement is a total of 90 days within a six month period. These 90 days do not need to be consecutive.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone transfers or payments for withdrawals* for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•
an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or

•	during any other period when the SEC, by order, so permits for the protection of Owners.

*	Including Lifetime Plus Payments, Income Focus Payments, Excess Withdrawals and Cumulative Withdrawals.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

9.	THE ANNUITY PHASE

Prior to annuitization, you can surrender your Contract and receive your total Contract Value. Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can apply your Contract Value to regular periodic annuity payments (Annuity Payments). The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, we pay the amount that would have been paid at the true age or gender.

CALCULATING YOUR ANNUITY PAYMENTS

We base Annuity Payments upon the following:

•	The Contract Value on the Income Date.
•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Annuity Payments.

•	The age of the Annuitant and any joint Annuitant on the Income Date.

•	The gender of the Annuitant and any joint Annuitant where permitted.

•	The Annuity Option you select.

•	Your Contract’s mortality table.

We guarantee the dollar amount of fixed Annuity Payments and this amount does not change. Variable payments are not predetermined and the dollar amount changes with your selected Investment Options’ investment experience.

VARIABLE OR FIXED ANNUITY PAYMENTS

You can request Annuity Payments under Annuity Options 1-5 as:

•	a variable payout,

•	a fixed payout, or

•	a combination of both.

After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to variable, but you can transfer from a variable Annuity Payment stream and establish a new fixed Annuity Payment stream.

We base fixed Annuity Payments on your Contract’s interest rate and mortality table or current rates, if higher.

The dollar amount of variable Annuity Payments depends on the assumed investment rate (AIR) you select and your selected Investment Options’ performance. You can choose a 3%, 5% or 7% AIR.* Using a higher AIR results in a higher initial variable Annuity Payment, but future payments increase more slowly and decrease more rapidly. If your Investment Options’ actual performance exceeds your selected AIR, variable Annuity Payments increase. Similarly, if the actual performance is less than your selected AIR, variable Annuity Payments decrease.

*	The maximum available AIR in Florida is 4%, and in Oregon it is 5%.

If you choose a variable payout, you can invest in up to 15 Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not instruct us, we base variable Annuity Payments on your future Purchase Payment allocation instructions. Currently, we require your initial Annuity Payment to be $100 or more.

ANNUITY PAYMENT OPTIONS

You can choose one of the Annuity Options described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant, with payments for a guaranteed minimum period that you select.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract.

Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant, with payments for a minimum guaranteed period that you select.

Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option. For variable Annuity Payments, your total refund is the sum of your selected Investment Options’ refunds. Each Investment Option’s refund is equal to the value of the difference of the annuity units applied to this Annuity Option and allocated to that Investment Option minus the total number of annuity units paid from that Investment Option. The dollar value of these annuity units fluctuates based on your selected Investment Options’ performance.

After the Annuitant’s death under Option 2, or the last surviving joint Annuitant's death under Option 4, we make Annuity Payments during the remaining guaranteed period in the following order based on who is still alive: the Payee, any surviving original Owner, the last surviving Owner’s Beneficiaries, or to the last surviving Owner’s estate if there are no remaining or named Beneficiaries.

Annuity Payments are usually lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.

NOTE: If you do not choose an Annuity Option before the Income Date, we make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

WHEN ANNUITY PAYMENTS BEGIN

Annuity Payments begin on the Income Date. Your scheduled Income Date is the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the later of: a) the Annuitant’s 90th birthday, or b) the tenth Contract Anniversary. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different, earlier or later Income Date after the Issue Date, but any such request is subject to applicable law and our approval. An earlier or later Income Date may not be available to you depending on the Financial Professional you purchase your Contract through and your state of residence. Your Income Date must be the first day of a calendar month at least two years after the Issue Date.* The Income Date cannot be later than what is permitted under applicable law. If you are required to take a Full Annuitization while you are receiving Lifetime Plus Payments or Income Focus Payments as a result of current tax law, which may occur at age 95 or later, we provide an annuity option with payments at least equal to the payments you are then receiving as described in the following note.

*	In Florida, the earliest acceptable Income Date is one year after the Issue Date.

NOTE:

•
If on the maximum permitted Income Date your Contract Value is greater than zero, you must take a Full Annuitization. We notify you of your available options in writing 60 days in advance. If you have not selected an Annuity Option, we make variable payments under Annuity Option 2 with five years of guaranteed monthly payments. Upon Full Annuitization you no longer have Contract Value or a death benefit, and you cannot receive any other periodic withdrawals or payments other than Annuity Payments.

•
For Contracts with Income Protector or Income Focus: If on the maximum permitted Income Date we require you to take a Full Annuitization and you are receiving Lifetime Plus Payments or Income Focus Payments, and your Contract Value is greater than zero, we make the following guarantee if you take fixed Annuity Payments under Annuity Option 1 or 3.

For single Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 1 (Life Annuity) where the sole Annuitant is the sole Covered Person, then your fixed Annuity Payments equals the greater of:

•	annual fixed Annuity Payments under Annuity Option 1 based on the Contract Value; or

•	the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.

For joint Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 3 (Joint and Last Survivor Annuity) with Annuity Payments to continue at a level of 100% to the surviving joint Annuitant, and both joint Annuitants are the joint Covered Persons, then your fixed Annuity Payments equals the greater of:

•	annual fixed Annuity Payments under Annuity Option 3 based on the Contract Value; or

•	the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.

However, if you select any other Annuity Option, or if you choose to take variable Annuity Payments, this guarantee does not apply.

PARTIAL ANNUITIZATION

Only a sole Owner can take Partial Annuitizations under Annuity Options 1, 2, or 5. The Owner must be the Annuitant and we do not allow joint Annuitants. You cannot take a new Partial Annuitization while receiving Lifetime Plus Payments or Income Focus Payments. We allow you to annuitize less than your total Contract Value in a Partial Annuitization. If you take a Partial Annuitization, your Contract is in both the Accumulation and Annuity Phases at the same time. We allow one Partial Annuitization every twelve months, up to a maximum of five. If you have four Partial Annuitizations and want a fifth, you must take a Full Annuitization of the total remaining Contract Value. You cannot add Contract Value to the part of a Contract that has been partially annuitized, or transfer values that have been partially annuitized to any other part of the Contract. Partial Annuitizations are not subject to a withdrawal charge (if applicable), but they decrease the Contract Value, Withdrawal Charge Basis, death benefit, and any of your Contract’s guaranteed values.

NOTE: A recent tax law change allows a Partial Anuitization under a life Annuity Option on a Non-Qualified Contract to receive the same income tax treatment as a Full Annuitization. However, this income tax treatment does not apply to a Partial Annuitization on a Qualified Contract. You should consult a tax adviser before requesting a Partial Annuitization.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

10.	DEATH BENEFIT

“You” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.

The Base Contract provides the Traditional Death Benefit. When you purchased this Contract, you could instead have selected the Quarterly Value Death Benefit (for Contracts issued from April 30, 2012 through April 26, 2013, see section 11.c, Quarterly Value Death Benefit; for Contracts issued from May 1, 2007 through April 27, 2012, see Appendix F).

The death benefit is only available during the Accumulation Phase. If you die during the Accumulation Phase, we process the death benefit using prices determined after we receive a Valid Claim. If we receive a Valid Claim after the end of the current Business Day, we use the next Business Day’s prices.

If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her Valid Claim. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, he or she each receives an equal share. Any part of the death benefit that is in the Investment Options remains there until distribution begins. From the time we determine the death benefit until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we no longer accept additional Purchase Payments or process transfer requests.

TRADITIONAL DEATH BENEFIT

The Traditional Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Traditional Death Benefit Value. For a sole Beneficiary, we determine the Traditional Death Benefit at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of Traditional Death Benefit Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.

The Traditional Death Benefit Value is the total of all Purchase Payments received, reduced by the percentage of Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Lifetime Plus Payments or Income Focus Payments, Excess Withdrawals, Partial Annuitizations, and any withdrawal charges; but do not include amounts we withdraw for other Contract charges.

The Traditional Death Benefit ends upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day that the Traditional Death Benefit Value and Contract Value are both zero.

•	The Business Day the Contract ends.

NOTE:

•
For Contracts with the Bonus Option: Bonus amounts are included in the portion of the death benefit based on Contract Value, but only as the bonus vests. We do not include the bonus in the portion of the death benefit based on Purchase Payments.

•	For Contracts with Income Protector, Income Focus or Investment Protector: We restrict additional Purchase Payments, which limits the Traditional Death Benefit Value.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

DEATH OF THE OWNER AND/OR ANNUITANT

The Appendix to the Statement of Additional Information includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.

DEATH BENEFIT PAYMENT OPTIONS DURING THE ACCUMULATION PHASE

If you do not designate a death benefit payment option, a Beneficiary must select one of the options listed below. If a Beneficiary requests a lump sum payment under Option A, we pay that Beneficiary within seven days of receipt of his or her Valid Claim, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any state forms.

Spousal Continuation: If the Beneficiary is the deceased Owner’s spouse, he or she can choose to continue the Contract with the portion of the death benefit the spouse is entitled to in his or her own name. For non-individually owned Contracts, spousal continuation is only available to Qualified Contracts. Spouses must qualify as such under federal law to continue the Contract. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, at the end of the Business Day we receive his or her Valid Claim, we increase the Contract Value to equal the guaranteed death benefit value if greater. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals if the Traditional Death Benefit applies, or the Quarterly Anniversary Value if the Quarterly Value Death Benefit applies. For Contracts with Income Protector, Income Focus or Investment Protector, a Contract Value increase may not increase the Benefit Base, Income Value Percentage(s), or Target Value.

If the surviving spouse continues the Contract:

•	he or she may exercise all of the Owner’s rights, including naming a new Beneficiary or Beneficiaries; and

•	he or she is subject to any remaining withdrawal charge.

Option A: Lump sum payment of the death benefit.

Option B: Payment of the entire death benefit within five years of the date of any Owner’s death. The Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a M&E charge of either 1.70% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts. For Contracts with the Bonus Option, any unvested Bonus will continue to vest. At the end of the fifth year, any remaining death benefit is paid in a lump sum.

Option C: If the Beneficiary is an individual, payment of the death benefit as Annuity Payments under Annuity Options 1, 2 or 5 as described under “Annuity Payment Options” in section 9. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary’s life expectancy, and for Contracts with the Bonus Option, any unvested Bonus will continue to vest. Under this payment option, and with variable Annuity Payments, the Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a M&E charge of either 1.70% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts.

Distribution must begin within one year of the date of the Owner’s death. Any portion of the death benefit not applied to Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Internal Revenue Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract is interpreted and administered in accordance with Section 72(s) of the Internal Revenue Code.

Other rules may apply to Qualified Contracts.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

11.	SELECTION OF OPTIONAL BENEFITS

Check with your Financial Professional regarding availability of optional benefits. Each optional benefit carries an additional M&E charge or a rider charge. For more information, please see the Fee Tables and section 7, Expenses.

Currently Available Riders

•
Income Protector. This benefit provides guaranteed lifetime income (called Lifetime Plus Payments) that can begin once the minimum exercise age is met, or as late as age 90. We base payments on the Benefit Base. Income Protector allows access to both Contract Value and a death benefit for a period of time after payments begin as described in section 11.a, Income Protector. Appendix J contains information specific to previously available versions of this benefit.

NOTE:  Income Protector provides no payments before the minimum exercise age. If you are required to annuitize your Contract as a result of current tax law, which may occur at age 95 or later, we provide an annuity option with payments at least equal to the Lifetime Plus Payments you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.

•
Investment Protector. This benefit provides a level of protection for your principal and any annual investment gains (Target Value) on a future date if you hold the Contract for the required period, as described in section 11.b, Investment Protector. Appendix J contains information specific to previously available versions of this benefit.

NOTE:  Income Protector and Investment Protector are not available to Contracts issued before April 1, 2009.

Previously Available Riders

•
Quarterly Value Death Benefit. This benefit locks in any quarterly investment gains to provide an increased death benefit. For Contracts issued from April 30, 2012 through April 26, 2013 this benefit is described in section 11.c, Quarterly Value Death Benefit. For Contracts issued from May 1, 2007 through April 27, 2012 this benefit is described in Appendix F.

•
Bonus Option. This benefit provides a 6% bonus on Purchase Payments received before age 81 (subject to a three-year vesting schedule) and has a higher and longer withdrawal charge schedule. The Bonus Option was available from May 1, 2007 through April 26, 2013 and is described in section 11.d, Bonus Option. Bonus annuity contracts generally have higher charges than contracts without a bonus and therefore, the charges may be greater than the bonus.

•
Lifetime Benefits. These benefits are similar to Income Protector. They also provide Lifetime Plus Payments based on the Benefit Base, but the Benefit Base is calculated differently under each benefit as described in Appendix D. The Lifetime Plus Benefit was available from May 1, 2007 through January 23, 2009 and the Lifetime Plus II Benefit was available from November 12, 2007 through March 31, 2009. Both of these benefits allow payments to begin from age 50 to age 90. The Lifetime Plus 10 Benefit was available from June 17, 2008 through March 31, 2009 and payments can begin from age 65 to 90.

•
Target Date Benefits. These benefits are similar to Investment Protector. They also provide a Target Value that is available on a future date if you hold the Contract for the required period, but the Target Value is calculated differently as described in Appendix E. The Target Date Retirement Benefit was available from March 17, 2008 through January 23, 2009, and the Target Date 10 Benefit was available from January 26, 2009 through March 31, 2009.

•
Short Withdrawal Charge Option. This benefit shortens the Base Contract’s withdrawal charge period from seven to four years as described in Appendix G. It was only available at issue from May 1, 2007 through July 23, 2012.

•
No Withdrawal Charge Option. This benefit eliminates the Base Contract’s withdrawal charge as described in Appendix H. It was only available at issue from March 17, 2008 through March 31, 2009, and then again from July 22, 2009 through July 23, 2012.

•
Income Focus. This benefit provides guaranteed lifetime income called Income Focus Payments (similar to Income Protector’s Lifetime Plus Payments) that can begin from age 60 to age 90. We base payments on a percentage of each Income Value. Income Value Percentages can potentially increase by 1% each year if your Contract Value increases (Performance Increases). Income Focus allows access to both Contract Value and a death benefit for a period of time as described in Appendix I. Income Focus was available from April 30, 2012 through April 24, 2015.

If you selected the Quarterly Value Death Benefit, Bonus Option, Short Withdrawal Charge Option or No Withdrawal Charge Option, you cannot remove any of these benefits from your Contract.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

If you selected the No Withdrawal Charge Option, or if your Contract was issued from April 30, 2012 through April 26, 2013 with the Quarterly Value Death Benefit, your Contract must also include an Additional Required Benefit (Income Protector, Investment Protector, or one of the previously available Lifetime Benefits, Target Date Benefits, or Income Focus).

•
If you selected the No Withdrawal Charge Option, you can only remove the Additional Required Benefit if we increase the rider charge (Income Protector, Income Focus or Investment Protector only), or if you can simultaneously replace your selected Additional Required Benefit as discussed next in this section. Removing an Additional Required Benefit because we increase the rider charge does not end the No Withdrawal Charge Option.

•
If you selected the Quarterly Value Death Benefit and you remove an Additional Required Benefit without simultaneously replacing it with another Additional Required Benefit, you keep any prior lock ins of quarterly investment gains to your death benefit, but you will not receive any future lock ins and we no longer assess the additional 0.30% M&E charge for the Quarterly Value Death Benefit.

You may be able to select either Income Protector or Investment Protector once on a Quarterly Anniversary during the Accumulation Phase, if available. You cannot have both of these benefits at the same time. You can select Income Protector before the older Covered Person reaches age 81. You can select Investment Protector before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual).

Once selected, you can remove Income Protector, Investment Protector, or Income Focus subject to certain restrictions (for more information see Removing Income Protector in section 11.a, Removing Investment Protector in section 11.b, and Removing Income Focus in Appendix J). You cannot re-select Income Protector, Investment Protector or Income Focus in the future after you remove it from your Contract.

REPLACING OPTIONAL BENEFITS

You can replace a benefit one time as follows if you meet the age selection requirement and the new benefit is available.

•	Replace Income Focus with Investment Protector.

•	Replace Income Protector with Investment Protector (if your Contract was issued on or after April 1, 2009).

•	Replace Investment Protector with Income Protector (if your Contract was issued on or after April 1, 2009).

If you replace one optional benefit with another, we require you to reallocate your Contract Value and change your future allocation instructions to comply with the replacement benefit’s Investment Option allocation and transfer restrictions.

These are the only replacements we allow. Replacements include both the simultaneous removal and addition of benefits on a Quarterly Anniversary, as well as removing one benefit on a Quarterly Anniversary and adding another benefit on a future Quarterly Anniversary. The guarantees of the new benefit may be more or less than the benefit you are replacing.

NOTE: You cannot replace any of the previously available Lifetime Benefits or Target Date Benefits.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

Primary Differences Between Income Protector and Investment Protector
	Income Protector	Investment Protector
What are the benefit features?	Lifetime income payments (Lifetime Plus Payments) with continued access to both Contract Value and a death benefit.	A future Contract Value guarantee (the Target Value).
On whom do we base the benefit?	The Covered Person(s), who must either be Owners, Annuitant or Beneficiaries.	The Owner (or Annuitant if Owner is a non-individual).
What are the current charges?	The current rider charge is 1.40% of the Benefit Base for single and joint Lifetime Plus Payments.	The current rider charge is 1.30% of the Target Value.
Can the rider charge increase?	Yes, on each Quarterly Anniversary up to 2.50% for single or 2.75% for joint, or we can decrease it to 0.50%. However, we cannot increase or decrease it more than 0.50% in any twelve-month period.	Yes, on each Quarterly Anniversary up to 2.50% or we can decrease it to 0.35%. However, we cannot increase or decrease it more than 0.35% in any twelve-month period.
Do we restrict additional Purchase Payments?
For Contracts issued before August 17, 2009 in all states except Connecticut, Florida, and New Jersey, we no longer accept additional Purchase Payments. For Contracts issued on or after August 17, 2009, and Contracts issued in Connecticut, Florida, and New Jersey, we do accept additional Purchase Payments before the Benefit Date. We also annually limit additional payments to all payments received in the first Contract quarter, without our prior approval.

For Contracts issued before August 17, 2009 in all states except Connecticut, Florida, and New Jersey, we no longer accept additional Purchase Payments. For Contracts issued on or after August 17, 2009, and Contracts issued in Connecticut, Florida, and New Jersey, we do accept additional Purchase Payments before the third rider anniversary. We also annually limit additional payments to all payments received in the first Contract quarter, without our prior approval.

Do we restrict allocations and transfers?	Yes, we restrict the number of Investment Options available to you, but not the amount you can allocate to any one Investment Option.	Yes, and the restrictions change over time and become more conservative.
Is there a waiting period to access the benefit?	No, if the younger Covered Person meets the minimum exercise age when you select the benefit.	The earliest available initial Target Value Date is the Earliest Anniversary stated in the Investment Protector Rate Sheet Prospectus Supplement.
Is there a mandatory beginning date?	No, but if you do not begin Lifetime Plus Payments during the eligibility period, Income Protector ends and you will not receive any payments.
Yes. The initial Target Value Date is when the Contract Value guarantee first takes effect. Subsequent dates occur every Future Anniversary stated in the Investment Protector Rate Sheet Prospectus Supplement.

What are the guaranteed values?
The guaranteed value is Lifetime Plus Payments, which are a percentage of the Benefit Base. The Benefit Base is based on the greater of the highest quarterly Contract Value, or quarterly simple interest applied to Purchase Payments adjusted for withdrawals for a guaranteed number of years. Each quarter we reset the simple interest to equal the Contract Value, if greater.

The Target Value is the greater of a percentage of the highest Contract Anniversary value, or total Purchase Payments adjusted for withdrawals. It is guaranteed to be available on the last Business Day before each Target Value Date.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

11.a INCOME PROTECTOR

We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If you do not begin Lifetime Plus Payments before all Covered Persons die or are removed from the Contract, Income Protector ends and you will not receive any payments. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. Lifetime Plus Payments are available once the younger Covered Person reaches the minimum exercise age and before the older Covered Person reaches age 91. The minimum exercise age is stated in the Income Protector Rate Sheet Prospectus Supplement. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.

There are several important points to consider before selecting Income Protector.

•	If you do not begin Lifetime Plus Payments during the eligibility period, the benefit ends and you will have paid for the benefit without receiving any of its advantages.

•	Income Protector provides no payment until the younger Covered Person reaches the minimum exercise age.

•	This benefit is subject to a rider charge, as described in the Fee Tables and section 7, Expenses – Rider Charge.

•	This benefit does not create Contract Value or guarantee Investment Option performance.

•	If you have the No Withdrawal Charge Option, you can only remove Income Protector as discussed under “Removing Income Protector” below.

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If you select this benefit, we restrict your selection of Investment Options and rebalance your Contract Value quarterly. We also restrict additional Purchase Payments and Contract Value allocations and transfers. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Benefit Base.

•	If you select this benefit, any active flexible rebalancing program ends.

•	If you take less than the annual maximum Lifetime Plus Payment, you will not receive an annual payment increase.

Please discuss Income Protector’s appropriateness with your Financial Professional and tax adviser.

SELECTING INCOME PROTECTOR

For Contracts issued on or after April 1, 2009, if available as described in the Note below, you can select Income Protector on any Quarterly Anniversary during the Accumulation Phase once before the older Covered Person reaches age 81. Covered Person(s) are discussed in section 2.

You can select Income Protector by completing the appropriate form. We add this benefit to your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) after we receive your request in Good Order at our Service Center, and the Rider Effective Date is that Quarterly Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary. Your Contract Value on the Rider Effective Date must be at least $10,000 (or $25,000 if you have the No Withdrawal Charge Option). You must reallocate your Contract Value and change your future allocation instructions to comply with the Investment Option allocation and transfer restrictions discussed later in this section before we add this benefit to your Contract.

NOTE:

•	You cannot have Income Protector and Income Focus or Investment Protector at the same time. You can only have one of these benefits.

•	You can only select Income Protector one time. You cannot select Income Protector, remove it from your Contract and then reselect it.

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Income Protector is not available to Contracts issued before April 1, 2009, or if your Contract ever included Income Focus. If you have questions about whether Income Protector is available to you, please contact our Service Center at (800) 624-0197.

•
For an Income Protector rider issued in Pennsylvania: If you change your mind about having Income Protector, you can return the rider within ten days after receiving it and we treat it as if it had never been issued.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

REMOVING INCOME PROTECTOR

You can remove Income Protector from your Contract while the Contract Value is positive. You cannot re-select this benefit in the future after you remove it from your Contract. If you have the No Withdrawal Charge Option, you can only remove Income Protector if we increase the rider charge, or if you simultaneously replace it with Investment Protector. Removing Income Protector because we increase the rider charge does not end the No Withdrawal Charge Option.

You can remove Income Protector by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.

If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.

If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.

If you allocated Contract Value to Investment Options that are only available under Income Protector, you must transfer your Contract Value out of these Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.

On the rider termination date Lifetime Plus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.

LIFETIME PLUS PAYMENT OVERVIEW

We base your initial annual maximum Lifetime Plus Payment on the Benefit Base and Payment Percentage. When payments begin (on the Benefit Date), the Benefit Base is the greatest of:

•	Contract Value as of the end of the last Business Day before the Benefit Date,

•	highest Contract Value from any prior Quarterly Anniversary adjusted for subsequent withdrawals (Quarterly Anniversary Value), or

•
quarterly simple interest (Annual Increase Percentage) applied to Purchase Payments adjusted for withdrawals for a guaranteed number of years (Guarantee Years). Each quarter we reset the simple interest value to equal the Contract Value, if greater (Annual Increase).

The Payment Percentages table, Annual Increase Percentage and the number of Guarantee Years that are used to calculate your Lifetime Plus Payments and Annual Increase are stated in the Income Protector Rate Sheet Prospectus Supplement.

The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Lifetime Plus Payment. If you take less than 100% of your annual maximum Lifetime Plus Payment in a Benefit Year, you are not eligible for a potential payment increase in the next Benefit Year. Your annual maximum Lifetime Plus Payment may increase based on the Covered Person’s age and/or if the Contract Value increases. However, your annual maximum payment does not increase just as a result of the Covered Person reaching an age that has a higher Payment Percentage; the result of the current Contract Value multiplied by the increased Payment Percentage must be greater than your current annual maximum payment for your payment to increase. For more information, see “Automatic Annual Lifetime Plus Payment Increases.”

BENEFIT BASE

The Benefit Base determines both your rider charge and your initial annual maximum Lifetime Plus Payment. The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment.

On the Rider Effective Date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greater of the Quarterly Anniversary Value or the Annual Increase. On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase your Benefit Base to equal this Contract Value if it is greater.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment. Changes in the Benefit Base also change your daily rider charge amount. Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.

•	If we increase your annual maximum Lifetime Plus Payment because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.

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If we increase your annual maximum Lifetime Plus Payment because the Payment Percentage determined by using the Covered Person’s age multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base. For example, suppose a 65-year old has an annual maximum Lifetime Plus Payment of $4,000 based on the Benefit Base of $100,000 and a 4% Payment Percentage ($4,000 = 4% x $100,000). On the next Benefit Anniversary, assume the Payment Percentage increases to 4.5% based on the Covered Person’s age. At 4.5%, the annual maximum Lifetime Plus Payment would increase if the current Contract Value was at least $88,912 ($88,912 x 4.5% = $4,001). Assuming the Contract Value is $88,912, the Benefit Base would then reduce from $100,000 to $88,912 and the annual maximum Lifetime Plus Payment would increase to $4,001.

QUARTERLY ANNIVERSARY VALUE

While the benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.

If the Rider Effective Date is the Issue Date, the Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date occurs after the Issue Date, the Quarterly Anniversary Value is initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).

At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

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We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.

ANNUAL INCREASE

While the benefit is in effect, we only calculate the Annual Increase before the Benefit Date.

On each Quarterly Anniversary during the Guarantee Years, we apply a simple interest increase of one-fourth of the Annual Increase Percentage to the Purchase Payments adjusted for withdrawals (or the Contract Value on the Rider Effective Date, if applicable). Next, we compare this value to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). We then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the Annual Increase, not just during the Guarantee Years.

We establish your Contract’s number of Guarantee Years and Annual Increase Percentage on the Rider Effective Date and we cannot change them. The Guarantee Years are the maximum number of years that you can receive simple interest increases under the Annual Increase. The number of Guarantee Years and the Annual Increase Percentage for the Income Protector rider are stated in the Income Protector Rate Sheet Prospectus Supplement.

If the Rider Effective Date is the Issue Date, both the Annual Increase and Increase Base are initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date occurs after the Issue Date, both the Annual Increase and Increase Base are initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

At the end of each Business Day, we adjust both the Annual Increase and Increase Base as follows.

•	We increase them by the amount of any additional Purchase Payments.

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We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary on or before the maximum Rider Anniversary, the Annual Increase is equal to:

a + (b x (c – d))

Where:

a =	The Annual Increase at the end of the prior Business Day;

b =	The Annual Increase Percentage we set on the Rider Effective Date (which is stated in the Income Protector Rate Sheet Prospectus Supplement) divided by four;

c =	The Increase Base at the end of the prior Business Day; and

d =
Purchase Payments* received on or after the prior Quarterly Anniversary. If you selected this benefit at issue, we exclude from “d” any Purchase Payments received before the first Quarterly Anniversary.

*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, including any withdrawal charge, for each withdrawal taken since we received that payment.

The maximum Rider Anniversary is the Quarterly Anniversary that occurs on the number of Guarantee Years after the Rider Effective Date. For example, if the Issue Date is June 1, 2009, the Rider Effective Date is September 1, 2009, and the number of Guarantee Years is 30, then the maximum Rider Anniversary is September 1, 2039.

We then compare this Annual Increase to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase both the Annual Increase and the Increase Base to equal this Contract Value if it is greater. As previously stated, these resets can occur during the entire period we calculate the Annual Increase.

NOTE: For Contracts with the Bonus Option, unvested bonus amounts are not included in the Quarterly Anniversary Value, Annual Increase, Increase Base or the Contract Value.

REQUESTING LIFETIME PLUS PAYMENTS

You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches the minimum exercise age, or once the older Covered Person reaches age 91. We establish your Contract’s minimum exercise age on the Rider Effective Date and we cannot increase it. The minimum exercise age is stated in the Income Protector Rate Sheet Prospectus Supplement.

We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date.

If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

Once Lifetime Plus Payments begin:

•	You cannot take new Partial Annuitizations.

•	You cannot make additional Purchase Payments, therefore the Traditional Death Benefit Value (if applicable) no longer increases.

•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.

•	The free withdrawal privilege is not available.

•	You can only remove Income Protector while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.

•	In most states, you can only change the Owner if you selected joint Lifetime Plus Payments and:

–	an Owner dies and the spouse continues the Contract, or

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you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner. In Florida, Ohio, Oregon, Texas, or Wisconsin we cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Protector ends.

•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.

•	If you have the Quarterly Value Death Benefit, its additional M&E charge continues as indicated in section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

•	If you take a Full Annuitization, Lifetime Plus Payments stop and Income Protector ends.

•
The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Lifetime Plus Payment, Excess Withdrawal, and any Contract charges we deduct.

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Lifetime Plus Payments do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Lifetime Plus Payments stop and Income Protector ends.

•
Each Lifetime Plus Payment and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).

•
Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.

•
We may increase your annual maximum Lifetime Plus Payment on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base.

NOTE: If the older Covered Person is age 80 on the Rider Effective Date, we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Annual Increase.

CALCULATING YOUR LIFETIME PLUS PAYMENTS

The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date, the initial annual maximum Lifetime Plus Payment is equal to the Benefit Base multiplied by the Payment Percentage, determined by using the Covered Person’s current age. The Payment Percentages table for the Income Protector rider is stated in the Income Protector Rate Sheet Prospectus Supplement. On the Benefit Date, if your initial annual maximum Lifetime Plus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages. For example, assuming a 4% initial Payment Percentage, if you take withdrawals that reduce the Benefit Base to less than $2,500, this would result in an initial Lifetime Plus Payment of less than $100.

You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.

You can change your payment frequency once each Benefit Year while your Contract Value is positive. A Benefit Year is a period of twelve months beginning on the Benefit Date or any subsequent Benefit Anniversary. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

The annual maximum Lifetime Plus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Lifetime Plus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.

If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.

Once Lifetime Plus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Lifetime Plus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.

We deduct each Lifetime Plus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this section.

Excess Withdrawals

Your annual maximum Lifetime Plus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Lifetime Plus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Lifetime Plus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for other Contract charges.

For example, assume your annual maximum Lifetime Plus Payment is $2,000 and you take an annual actual Lifetime Plus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Lifetime Plus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Lifetime Plus Payment and the next $200 to be an Excess Withdrawal.

Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.

Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal. For each Excess Withdrawal, we reduce your annual maximum payment by the same percentage that we reduced the Benefit Base. If partial Excess Withdrawals reduce your annual maximum Lifetime Plus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.

NOTE:

•
For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.

•
For required annuitization, if on the maximum permitted Income Date you are receiving Lifetime Plus Payments, we guarantee to pay you the greater of your maximum Lifetime Plus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose variable Annuity Payments, this guarantee does not apply. For more information, see section 9, The Annuity Phase.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

AUTOMATIC ANNUAL LIFETIME PLUS PAYMENT INCREASES

We may change your annual maximum Lifetime Plus Payment on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.

•
If you took your annual maximum Lifetime Plus Payment during the last Benefit Year, we increase next year’s annual maximum payment if the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary). This increase is equal to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%.

•
If the Payment Percentage determined by using the Covered Person’s current age multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment. The Payment Percentages table for Income Protector is stated in the Income Protector Rate Sheet Prospectus Supplement.

NOTE: Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.

INCOME PROTECTOR RATE SHEET PROSPECTUS SUPPLEMENT

As previously indicated, the Annual Increase Percentage, Guarantee Years, Payment Percentages table and the minimum exercise age that Lifetime Plus Payments can begin for the Income Protector rider are stated in the Income Protector Rate Sheet Prospectus Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. We cannot change these values for your Contract while your benefit is in effect. We publish any new Income Protector Rate Sheet Prospectus Supplement seven calendar days before it takes effect on our website at www.allianzlife.com/visionprospectus. You should not select Income Protector without first obtaining the Income Protector Rate Sheet Prospectus Supplement. You can contact us to receive the Income Protector Rate Sheet Prospectus Supplement applicable to your Contract by calling our Service Center at the toll-free telephone number listed at the back of this prospectus. For previously available Income Protector riders issued before April 27, 2015, the Annual Increase Percentage, Guarantee Years, Payment Percentages table and the minimum exercise age are stated in Appendix J.

TAXATION OF LIFETIME PLUS PAYMENTS

We treat Lifetime Plus Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of Lifetime Payments.

CHARGE LOCK OPTION

If we increase Income Protector’s rider charge, you can reject this charge increase and all future rider charge changes by selecting the Charge Lock Option rider. You keep Income Protector at the current rider charge, but with reduced guaranteed values, reduced Lifetime Plus Payments, and no opportunity for future payment increases or future rider charge decreases.

We notify you in writing at least 30 days in advance of any increase to your rider charge. The notice will include information on the amount of increase to your rider charge, and the options available to you (accept the rider charge increase, remove Income Protector from your contract, or select the Charge Lock Option rider). If you are interested in the Charge Lock Option rider we ask you to either contact your Financial Professional or call us and we will send you the Charge Lock Option selection form and a copy of this prospectus.

After we receive your selection form in Good Order at our Service Center, the Charge Lock Option rider becomes effective on the Quarterly Anniversary that we are scheduled to increase the rider charge (or on the next Business Day if the Quarterly Anniversary is not a Business Day). To be in Good Order, we must receive your selection form no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary that we are to increase the rider charge. If we receive your selection form after this date and time we do not add the Charge Lock Option rider to your Contract and we increase your rider charge, but we make no other changes to your Contract. If we do not receive your selection form in time, you can either keep Income Protector at the increased rider charge, or you can make a separate request to remove it on the next Quarterly Anniversary and you will be subject to the increased rider charge until we remove Income Protector from your Contract. If you choose to keep Income Protector and we increase your rider charge in the future, the Charge Lock Option rider will again be available to you at that time, and will be based upon your then-current rider charges.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

If you select the Charge Lock Option rider, Income Protector’s rider charge does not change on or after the Charge Lock Date (which is the Quarterly Anniversary or the next Business Day if that day is not a Business Day, that we would have otherwise increased your rider charge).

If you select the Charge Lock Option rider, you do not receive any automatic increases to your guaranteed values and payments after the Last Increase Date. We determine the Last Increase Date as follows.

If the Charge Lock Date is…	the Last Increase Date is…
on or before the Benefit Date	the Charge Lock Date
after the Benefit Date	the Benefit Anniversary that occurs on or immediately after the Charge Lock Date
If your Last Increase Date is on or before the Benefit Date, we reduce Income Protector’s benefits as follows.

Quarterly Anniversary Value and Annual Increase
If your Last Increase Date is before the Benefit Date, the Annual Increase will receive a quarter of the Annual Increase Percentage and both your Annual Increase and Quarterly Anniversary Value will lock in any higher Contract Value for the last time on your Last Increase Date. After the Last Increase Date, these values only increase or decrease if you make an additional Purchase Payment or take a withdrawal.

NOTE: If your Benefit Date is the Last Increase Date, we only calculate the Annual Increase and Quarterly Anniversary Value before the Benefit Date, so you will not receive a quarter of the Annual Increase Percentage or lock in higher Contract Value on the Last Increase Date.

Benefit Base
Can only increase before the Benefit Date if you make an additional Purchase Payment, or on the Benefit Date if your current Contract Value is greater than both the Quarterly Anniversary Value and Annual Increase. It decreases with each withdrawal taken before the Benefit Date and each Excess Withdrawal taken after the Benefit Date.

Payment Percentages
We subtract 1% from all the Payment Percentages. So if the Payment Percentage based on your current age is 4% and your Benefit Base is $100,000, your available annual maximum Lifetime Plus Payment would be $4,000. If you select the Charge Lock Option rider, your new Payment Percentage would be 3% and your available annual maximum Lifetime Plus Payment would be $3,000, which is a loss in payment of $1,000.

Automatic annual Lifetime Plus Payment increases	Not available.
Together, these reductions can significantly decrease the amount of Lifetime Plus Payments you receive. The Payment Percentages table for the Income Protector rider is stated in the Income Protector Rate Sheet Prospectus Supplement that you receive at the time your select the benefit and that is in effect on your Rider Effective Date. The Payment Percentages table for previously available Income Protector riders issued before April 27, 2015 are stated in Appendix J.

If your Last Increase Date is after the Benefit Date, your Lifetime Plus Payments do not change until the next Benefit Anniversary. If your Contract Value is zero on the Last Increase Date, the Charge Lock Option rider ends and we make no change to Income Protector. If your Contract Value is positive on the Last Increase Date, we reduce your annual maximum Lifetime Plus Payments as follows.

•
First we calculate your annual maximum Lifetime Plus Payment as we do on each Benefit Anniversary making adjustments for any Excess Withdrawals you took during the prior year and applying any automatic payment increase.

•	Then we reduce this annual maximum payment by 1% using this formula:

current Benefit Base x [(current annual maximum Lifetime Plus Payment ÷ the current Benefit Base) - 1%].

•
If your reduced annual maximum Lifetime Plus Payment is $100 or more, we verify that your annual actual Lifetime Plus Payment meets our minimum requirements (it must be either zero, or $100 or more – you cannot request an actual payment of $50). If it is not, we ask you to change either the payment amount, or the frequency.

After the Last Increase Date your annual maximum Lifetime Plus Payment cannot increase, but it can decrease if you take an Excess Withdrawal.

A hypothetical example showing how Income Protector may be affected if you select the Charge Lock Option rider is provided in Appendix K.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

The Charge Lock Option rider ends on the earlier of the Business Day Income Protector ends, or the Last Increase Date if your Contract Value equals zero.

NOTE:
•	Your Contract Value will continue to fluctuate with Investment Option performance after the Charge Lock Date.

•	The Charge Lock Option rider is not available in Illinois and may not be available through all broker dealers. For more information, please contact us or your Financial Professional.

•
If you select the Charge Lock Option rider, the reduction to Income Protector’s benefits may be significant, and you may be better off either accepting the rider charge increase, or removing Income Protector from your Contract. You should consult with your Financial Professional before selecting the Charge Lock Option rider.

•	For Charge Lock Option riders issued in all states except Pennsylvania: Once you select the Charge Lock Option rider, you cannot later remove it from your Contract.

•
For Charge Lock Option riders issued in Pennsylvania: If you change your mind about having the Charge Lock Option rider, you can return the rider within ten days after receiving it and we treat it as if it had never been issued. If you return the Charge Lock Option rider this means we will increase your rider charge, but we will not reduce your Annual Increase and/or Lifetime Plus Payments.

•
If you select the Charge Lock Option rider and the reduction to your Payment Percentage causes your annual maximum Lifetime Plus Payment to be less than $100, Income Protector ends. If this occurs on the Benefit Date, you will have paid for Income Protector without receiving any of its advantages.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under Income Protector, we restrict your Investment Option selection. By selecting this benefit, you agree to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Protector’s guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base.

If you select Income Protector, we currently require you to allocate your Contract Value to the Investment Options listed below.

Income Protector available Investment Options
AZL Enhanced Bond Index Fund
AZL MetWest Total Return Bond Fund
AZL Money Market Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP BlackRock Global Allocation Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Franklin Templeton Founding Strategy Plus Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Invesco Equity and Income Fund
AZL MVP T. Rowe Price Capital Appreciation Fund

AZL Pyramis Total Bond Fund
Franklin Income VIP Fund
Franklin U.S. Government Securities VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
RCM Dynamic Multi-Asset Plus VIT Portfolio
Templeton Global Bond VIP Fund

We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals or substitutions. When an Investment Option within this list is removed or substituted, we send you written notice 30 days before the removal or substitution date.

NOTE: For previous versions of Income Protector (available from July 22, 2009 through October 12, 2012), the available Investment Options are listed in Appendix J. The version identifier (for example, (07.12)) is located in your rider.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions if they comply with the restrictions stated here. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

WHEN INCOME PROTECTOR ENDS

Income Protector ends on the earliest of the following.

•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).

•
For riders issued in all states except California and New Jersey, the Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under “Covered Persons” in section 2.

•	The older Covered Person’s 91st birthday if it occurs before the Benefit Date.

•	The Business Day before the Income Date you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by a Lifetime Plus Payment.

•
The Benefit Date or a Benefit Anniversary if the annual maximum Lifetime Plus Payment is less than $100. However, this does not apply if you have the Charge Lock Option rider, your Last Increase Date is the Benefit Date or a Benefit Anniversary, and on the Last Increase Date your annual maximum Lifetime Plus Payment becomes less than $100.

•
Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Protector also continues. In New Jersey, if a surviving civil union partner is the sole Beneficiary and takes the additional death benefit payment option described in the Contract, Income Protector ends on the Business Day before the Income Date.

•	The date of death of the last surviving Covered Person.

•	The Business Day the Contract ends.

NOTE FOR RIDERS ISSUED IN CALIFORNIA AND NEW JERSEY: An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Protector ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Protector ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Protector ends on the Business Day we receive his or her Valid Claim. For riders issued in New Jersey involving civil union partners, Income Protector and Lifetime Plus Payments may end even earlier because Contract continuation is not allowed for a surviving civil union partner. This means that Lifetime Plus Payments may end even if a Covered Person is still alive.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

11.b INVESTMENT PROTECTOR

Investment Protector provides, during the Accumulation Phase, a level of protection for your principal and a percentage (Guarantee Percentage) of any annual investment gains through the Target Value which is available at a future point you select, called the Target Value Date. The initial Target Value Date cannot occur before the Earliest Anniversary, and it must occur before age 91. Subsequent Target Value Dates will occur on every Future Anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal.

The Guarantee Percentage, Earliest Anniversary and Future Anniversary that are used to calculate your Target Value and determine your Target Value Dates are stated in the Investment Protector Rate Sheet Prospectus Supplement.

There are several important points to consider before selecting Investment Protector.

•	This benefit is subject to a rider charge, as described in the Fee Tables and section 7, Expenses – Rider Charge.

•	This benefit does not guarantee Investment Option performance.

•	If you have the No Withdrawal Charge Option, you can only remove Investment Protector as discussed under “Removing Investment Protector” below.

•
If you select this benefit, we restrict your selection of Investment Options and rebalance your Contract Value quarterly. We also restrict additional Purchase Payment and Contract Value allocations and transfers. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Target Value.

•	The Target Value does not lock in any Contract Value gains that occur between Rider Anniversaries.

•	The Target Value does not provide any guarantee to your Contract Value before the initial Target Value Date, or during the period between Target Value Dates.

•	The last Business Day before each Target Value Date is the only day that we guarantee your Contract Value equals or exceeds the Target Value.

Please discuss Investment Protector’s appropriateness with your Financial Professional.

SELECTING INVESTMENT PROTECTOR

For Contracts issued on or after April 1, 2009, if available as described in the Note below, you can select Investment Protector on any Quarterly Anniversary during the Accumulation Phase once before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual).

You can select Investment Protector by completing the appropriate form. We add this benefit to your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) after we receive your request in Good Order at our Service Center, and the Rider Effective Date is that Quarterly Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary. Your Contract Value on the Rider Effective Date must be at least $10,000 (or $25,000 if you have the No Withdrawal Charge Option). You must reallocate your Contract Value and change your future allocation instructions to comply with the Investment Option allocation and transfer restrictions discussed later in this section before we add this benefit to your Contract.

NOTE:

•	Investment Protector is not available for selection to Contracts issued in Massachusetts.

•	You cannot have Investment Protector and Income Protector or Income Focus at the same time. You can only have one of these benefits.

•	You can only select Investment Protector one time. You cannot select Investment Protector, remove it from your Contract and then reselect it.

•
Investment Protector is not available to Contracts issued before April 1, 2009. If you have questions about whether Investment Protector is available to you, please contact our Service Center at (800) 624-0197.

•
For an Investment Protector rider issued in Pennsylvania: If you change your mind about having Investment Protector, you can return the rider within ten days after receiving it and we treat it as if it had never been issued.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

REMOVING INVESTMENT PROTECTOR

You can remove Investment Protector from your Contract while the Contract Value is positive. You cannot re-select this benefit in the future after you remove it from your Contract. If you have the No Withdrawal Charge Option, you can only remove Investment Protector if we increase the rider charge, or if you simultaneously replace it with Income Protector. Removing Investment Protector because we increase the rider charge does not end the No Withdrawal Charge Option.

You can remove Investment Protector by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.

If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.

If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.

On the rider termination date we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.

TARGET VALUE DATES

Investment Protector guarantees that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this section). You select the initial Target Value Date when you select this benefit. The earliest available initial Target Value Date is the Earliest Anniversary, and the latest date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). Subsequent Target Value Dates occur on every Future Anniversary after the initial Target Value Date while this benefit is in effect. We establish your Contract’s Earliest Anniversary and Future Anniversary on the Rider Effective Date and we cannot change them. The Earliest Anniversary and Future Anniversary for the Investment Protector rider are stated in the Investment Protector Rate Sheet Prospectus Supplement.

For example, you purchase a Contract as the sole Owner on September 1, 2009 and you are age 70. You select Investment Protector on the first Quarterly Anniversary, December 1, 2009 when you are still age 70, the Earliest Anniversary is the tenth Rider Anniversary and the Future Anniversary is the fifth Rider Anniversary. The earliest available initial Target Value Date is December 1, 2019 and the latest date is December 1, 2029. If you select the earliest available initial date (December 1, 2019), subsequent Target Value Dates would occur on December 1st in 2024, 2029, 2034, etc.

At the end of the last Business Day before each Target Value Date if your Contract Value is less than the Target Value, we increase your Contract Value to equal the Target Value and your Target Value becomes the Contract Value. The last Business Day before each Target Value Date are the only days that we guarantee your Contract Value equals or exceeds the Target Value. After the Target Value Date, the Contract Value will fluctuate until the next Target Value Date. We notify you in writing at least 30 days in advance of each Target Value Date outlining the options available to you. On the last Business Day before each Target Value Date you can continue your Contract or withdraw some or all of your Contract Value. You are not required to take a withdrawal at this time. Any withdrawal you do take is subject to any applicable withdrawal charge and additional federal tax.

We allocate any Contract Value increase to your selected Investment Options based on the percentage of Contract Value in each Investment Option after we do quarterly Contract Value rebalancing. For tax purposes, we treat any Contract Value increase as earnings under the Contract. However, if the Contract Value on the last Business Day before each Target Value Date is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we treat some or all of the increase as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

Initial Target Value Date Resets

After the Rider Effective Date, you can reset the initial Target Value Date before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual). Resets are only available if the Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the Rider Anniversary that we process your reset request. The earliest new initial Target Value Date is the Earliest Anniversary after we process your request, and the latest available date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding Rider Anniversary (or on the next Business Day if the Rider Anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a Rider Anniversary. If we receive your request outside this time period, we reject your request. The reset date is the Rider Anniversary that we process your request.

Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. To change your allocations on a reset, you must also change your future Purchase Payments allocation instructions and they must comply with the current maximum allowable allocations.

TARGET VALUE

The Target Value determines both your rider charge and if you receive a Contract Value increase on each Target Value Date. We only calculate the Target Value while the benefit is in effect.

On each Business Day, the Target Value is equal to the greater of the result of the Rider Anniversary Value multiplied by the Guarantee Percentage or one of the following. We establish your Contract’s Guarantee Percentage on the Rider Effective Date and we cannot change it. The Guarantee Percentage for the Investment Protector rider is stated in the Investment Protector Rate Sheet Prospectus Supplement.

•	If you selected the benefit at issue, total Purchase Payments reduced by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.

•
If you select the benefit after issue, the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the Rider Effective Date, plus all Purchase Payments received on or after the Rider Effective Date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the Rider Effective Date.

•
If you reset the initial Target Value Date, the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the reset date, plus all Purchase Payments received on or after the reset date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the reset date.

Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

If the Rider Effective Date is the Issue Date, the Rider Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date occurs after the Issue Date, the Rider Anniversary Value is initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).

At the end of each Business Day, we adjust the Rider Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Rider Anniversary, we compare the Rider Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Rider Anniversary Value to equal this Contract Value if it is greater.

NOTE: For Contracts with the Bonus Option, unvested bonus amounts are not included in the Target Value or the Contract Value.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

INVESTMENT PROTECTOR RATE SHEET PROSPECTUS SUPPLEMENT

As previously indicated, the Earliest Anniversary, Future Anniversary and Guarantee Percentage for the Investment Protector rider are stated in the Investment Protector Rate Sheet Prospectus Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. We cannot change these values for your Contract while your benefit is in effect. We publish any new Investment Protector Rate Sheet Prospectus Supplement seven calendar days before it takes effect on our website at www.allianzlife.com/visionprospectus. You should not select Investment Protector without first obtaining the Investment Protector Rate Sheet Prospectus Supplement. You can contact us to receive the Investment Protector Rate Sheet Prospectus Supplement applicable to your Contract by calling our Service Center at the toll-free telephone number listed at the back of this prospectus. For previously available Investment Protector riders issued before April 27, 2015, the Earliest Anniversary, Future Anniversary and Guarantee Percentage are stated in Appendix J.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under Investment Protector, we restrict your Investment Option selection as discussed in this section. By selecting this benefit, you agree to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Investment Protector’s guarantees. The maximum amount of Contract Value allowed in the Equity Investment Option group decreases as the number of years until your initial Target Value Date declines, and if negative Investment Option performance reduces the Contract Value in comparison to the Target Value. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.

If you select Investment Protector, we establish your Contract’s Investment Option allocation and transfer restrictions on the Rider Effective Date and we cannot change them. We may add, remove or substitute Investment Options from the groups discussed in this section. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from the Equity group to the Fixed Income group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send you written notice 30 days before the removal or substitution date.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

These are the current Investment Option groups.

TABLE 1: Investment Protector Investment Option Groups
Equity Group
AZL Balanced Index Strategy Fund
AZL BlackRock Capital Appreciation Fund
AZL Boston Company Research Growth Fund
AZL DFA Multi-Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL International Index Fund
AZL Invesco Equity and Income Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL MFS Mid Cap Value Fund
AZL MFS Value Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Mid Cap Growth Fund

AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Growth Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL NFJ International Value Fund
AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
Allianz NFJ Dividend Value VIT Portfolio
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
PIMCO EqS Pathfinder Portfolio
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
Templeton Growth VIP Fund

Fixed Income Group
AZL Enhanced Bond Index Fund
AZL MetWest Total Return Bond Fund
AZL Money Market Fund
AZL Pyramis Total Bond Fund
Franklin U.S. Government Securities VIP Fund
JP Morgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio

PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Uncontstrained Bond Portfolio
Templeton Global Bond VIP Fund

NOTE: For previous versions of Investment Protector (available from July 22, 2009 through July 19, 2013), the available Investment Options are listed in Appendix J. The version identifier (for example, (07.12)) is located in your rider.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in the Equity group based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then subtract the Table 2 value from 100% to determine the minimum Contract Value required in the Fixed Income group. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in the Equity group and you must have at least 30% in the Fixed Income group.

TABLE 2 : Investment Protector
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in both the Equity and Fixed Income groups. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.

If your future allocation instructions allocate 10% or less to the Investment Options in the Equity group, we rebalance according to your future allocation instructions. Otherwise, we determine your required Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows.

1.
We determine the new maximum allowed allocation for the Equity group. It is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this section).

2.
If your current future allocation instructions comply with this new maximum allowed allocation for the Equity group, there is no change to your future allocation instructions and we rebalance your Contract Value according to these instructions.

3.
If your current future allocation instructions are greater than the new maximum allowed allocation for the Equity group we decrease the required allocation for the Equity group to this new lower amount. We then subtract this new percentage from 100% to determine the new required minimum allocation for the Fixed Income group. Lastly we rebalance your Investment Options’ Contract Value using the formula: a x (b / c) where:

a =	The new required group allocation on the current Quarterly Anniversary.

b =	The required allocation for each Investment Option at the end of the prior Business Day.

c =	The required group allocation at the end of the prior Business Day.

We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

NOTE:

•	For Contracts with the Bonus Option, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.

•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in the Equity group by more than 15%.

•	Unless the maximum allowed allocation for the Equity group changes, the minimum required allocation for the Fixed Income group does not change.

•
We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.

•	Unless you reset the initial Target Value Date, the maximum allowed in the Equity group never increases.

•
The maximum allowed allocation to the Equity group reduces with negative Investment Option performance and as the time until the initial Target Value Date decreases. If you allocate less than the maximum allowed to the Equity group, you may be subject to fewer Investment Option reallocations resulting from negative Investment Option performance.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

WHEN INVESTMENT PROTECTOR ENDS

Investment Protector ends upon the earliest of the following.

•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).

•
The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse (or civil union partner for riders issued in New Jersey) elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse (or civil union partner for riders issued in New Jersey) elects to receive payout of the death benefit, then this benefit ends at the end of the Business Day we receive a Valid Claim.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•	The Business Day the Contract ends.

11.c QUARTERLY VALUE DEATH BENEFIT

We designed the Quarterly Value Death Benefit to lock in any quarterly investment gains to provide an increased death benefit for Beneficiaries. The Quarterly Value Death Benefit described in this section was only available at issue on Version B Contracts from April 30, 2012 through April 26, 2013. Please see Appendix F for information on the previous versions of the Quarterly Value Death Benefit. You cannot remove the Quarterly Value Death Benefit from your Contract. The Quarterly Value Death Benefit carries an additional M&E charge as described in the Fee Tables and section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

The Quarterly Value Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Quarterly Anniversary Value. For a sole Beneficiary, we determine the Quarterly Value Death Benefit at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of Quarterly Anniversary Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.

The Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date.

At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations, Lifetime Plus Payments or Income Focus Payments, Excess Withdrawals and any withdrawal charges; but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary before the end date, we compare the Quarterly Anniversary Value to the Contract Value, using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any quarterly investment gains.

The end date occurs on the earliest of:

•	the rider termination date if you remove an Additional Required Benefit and do not simultaneously replace it with another Additional Required Benefit;

•	the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual); or

•	the end of the Business Day we receive the first Valid Claim from any one Beneficiary.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

The Quarterly Value Death Benefit ends upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.

•	The Business Day the Contract ends.

NOTE:

•
Requires selection of an Additional Required Benefit. If you remove the Additional Required Benefit without simultaneously replacing it with another Additional Required Benefit, you keep any prior lock ins of quarterly investment gains to your death benefit but you will not receive any future lock ins and we no longer assess the additional 0.30% M&E charge for the Quarterly Value Death Benefit.

•
If you select Income Protector or have Income Focus, your Contract Value decreases with each Lifetime Plus Payment or Income Focus Payment, Excess Withdrawal, and rider charge deduction. This reduces the likelihood of locking in investment gains and directly reduces the Quarterly Anniversary Value.

•
For Contracts with the Bonus Option, bonus amounts are not included in the parts of the Quarterly Anniversary Value based on Purchase Payments, and are also not included in the parts of this value that are based on Contract Value until they are vested.

11.d BONUS OPTION

We designed the Bonus Option for Owners who believe the bonus’ returns are offset by this benefit’s additional costs. This benefit provides a 6% bonus on each Purchase Payment received before the older Owner reaches age 81(or the Annuitant reaches age 81 if Owner is a non-individual), subject to a three-year vesting schedule. The Bonus Option was only available at issue on Version A Contracts from May 1, 2007 through April 29, 2011, and Version B Contracts from May 2, 2011 through April 26, 2013. You cannot remove the Bonus Option from your Contract. This benefit ends when your Contract ends. The Bonus Option carries an additional M&E charge and is subject to a higher and longer withdrawal charge schedule as described in the Fee Tables and section 7, Expenses.

The bonus is subject to the following terms.

●
Bonus amounts are available to you as they vest. We include the bonus in any part of a guaranteed value based on Contract Value, but only as it vests. We do not include the bonus in any part of a guaranteed value based on Purchase Payments. The vesting schedule is as follows.

Number of Complete Years Since Purchase Payment Receipt	Vesting Percentage
0	0%
1	35%
2	70%
3+	100%
●	We treat all bonus amounts and their gains or losses as Contract earnings for both tax purposes and the withdrawal charge.

●	All bonus gains and losses are part of your Contract Value and are always 100% vested.

We pay all bonus amounts from the general account assets of Allianz Life.

We deduct Contract charges other than the M&E charge from the Bonus Value, which is your Contract Value plus any unvested bonus. If you take a withdrawal* or Full Annuitization, or if a death benefit is payable in the first three years after we receive a Purchase Payment, you lose all or some of your bonus. We expect to profit from the Bonus Option’s additional M&E charge and withdrawal charge.

*	Including Partial Annuitizations, Lifetime Plus Payments, Income Focus Payments and Excess Withdrawals.

NOTE:

•	The bonus may be more than offset by the Bonus Option’s additional M&E charge and withdrawal charge, especially during periods of poor Investment Option performance.

•	The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit with a vesting schedule complies with IRA requirements.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

12.	TAXES

This section provides a summary explanation of the tax ramifications of your Contract. More detailed information about product taxation is contained in the Statement of Additional Information, which is available by calling the toll-free telephone number at the back of this prospectus. We do not provide individual tax advice. You should contact your tax adviser to discuss this Contract’s effects on your personal tax situation.

QUALIFIED AND NON-QUALIFIED CONTRACTS

Your Contract is either a Qualified Contract or a Non-Qualified Contract. A Qualified Contract is purchased pursuant to a specialized provision of the Internal Revenue Code (Code). For example, a Contract may be purchased pursuant to Section 408 of the Code as an Individual Retirement Annuity (IRA).

Qualified Contracts are subject to certain restrictions, including restrictions on the amount of annual contributions, restrictions on how much you can earn and still be able to contribute to a Qualified Contract, and specialized restrictions on withdrawals. Qualified Contracts must be purchased from earned income from the relevant year or years, or from a rollover or transfer from a qualified contract. An IRA to IRA indirect rollover can occur only once in any twelve month period from all of the IRAs you currently own. Purchase Payments to Qualified Contracts other than from a qualified transfer may be restricted once the Owner reaches age 70½.

As of April 26, 2013, we offered the following types of Qualified Contracts.

Type of Contract	Persons and Entities that can buy the Contract
IRA	Must have the same individual as Owner and Annuitant.
Roth IRA	Must have the same individual as Owner and Annuitant.
Simplified Employee Pension (SEP) IRA	Must have the same individual as Owner and Annuitant.
Certain Code Section 401 Plans	A qualified retirement plan is the Owner and the Annuitant must be an individual. We may determine which types of qualified retirement plans are eligible to purchase this Contract.
There are no Code restrictions on annual contributions to a Non-Qualified Contract or how much you can earn and still contribute to a Contract.

TAXATION OF ANNUITY CONTRACTS

The Contract has the following tax characteristics.

•	Taxes on earnings are deferred until you take money out. Non-Qualified Contracts owned by corporations or partnerships do not receive income tax deferral on earnings.

•
When you take money out of a Non-Qualified Contract, earnings are generally subject to federal income tax and applicable state income tax. All pre-tax money distributed from Qualified Contracts are subject to federal and state income tax, but qualified distributions from Roth IRA Contracts are not subject to federal income tax. This prospectus does not address specific state tax laws. You should discuss state taxation with your tax adviser.

•	Taxable distributions are subject to an ordinary income tax rate, rather than a capital gains rate.

•
Distributions from Non-Qualified Contracts are considered investment income for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

•
If you take partial withdrawals from your Non-Qualified Contract, the withdrawals are generally taxed as though you were paid taxable earnings first, and then as a non-taxable return of Purchase Payments.

•
If you fully annuitize your Non-Qualified Contract and receive a stream of Annuity Payments, you receive the benefit of the exclusion ratio, and each Annuity Payment you receive is treated partly as taxable earnings and partly as a non-taxable return of Purchase Payments.

•	If you take partial withdrawals or annuitize a Qualified Contract, you will be responsible for determining what portion, if any, of the distribution consists of after-tax money.

•	Lifetime Plus Payments and Income Focus Payments are taxed as partial withdrawals.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

•
If you take out earnings before age 59½, you may be subject to a 10% additional federal tax, unless you take a lifetime annuitization of your Contract or you take money out in a stream of substantially equal payments over your expected life in accordance with the requirements of the Code.

•	A pledge or assignment of a Contract may be treated as a taxable event. You should discuss any pledge or assignment of a Contract with your tax adviser.

•
If you purchase multiple non-qualified deferred annuity contracts from an affiliated group of companies in one calendar year, these contracts are treated as one contract for purposes of determining the tax consequences of any distribution.

•
Death benefit proceeds from Non-Qualified Contracts are taxable to the beneficiary as ordinary income to the extent of any earnings. Death benefit proceeds must be paid out in accordance with the requirements of the Code.

•
Depending upon the type of Qualified Contract you own, required minimum distributions (RMDs) must be satisfied when you reach a certain age. If you enroll in our minimum distribution program, we make RMD payments to you that are designed to meet this Contract’s RMD requirements.

•
When you take money out of a Contract, we may deduct premium tax that we pay on your Contract. This tax varies from 0% to 3.5%, depending on your state. Currently, we pay this tax and do not pass it on to you.

TAXATION OF LIFETIME PAYMENTS

We treat Lifetime Plus Payments and Income Focus Payments (lifetime payments) as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the total lifetime payment is most likely subject to ordinary income tax. If you are taking withdrawals from the Contract to satisfy the requirements for substantially equal periodic payments under Section 72(t) or 72(q) of the Internal Revenue Code and you begin lifetime payments before the required series of withdrawals is complete, you may incur additional penalties, including a 10% additional federal tax.

TAX-FREE SECTION 1035 EXCHANGES

Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:

•	you might have to pay a withdrawal charge on your previous contract,

•	unless you have the No Withdrawal Charge Option, there is a new withdrawal charge period for this Contract,

•	other charges under this Contract may be higher (or lower),

•	the benefits may be different, and

•	you no longer have access to any benefits from your previous contract.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible additional federal tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

13.	OTHER INFORMATION

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We currently offer fixed, fixed index, and variable annuities, individual life insurance, and registered index-linked annuities. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT

We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities, other than those arising from the Contracts.

If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life.

DISTRIBUTION

Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial is a limited liability company organized in Minnesota, and is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with Allianz Life Financial for the distribution of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf.

We may fund Allianz Life Financial’s operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Financial Professionals and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their Financial Professionals. The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

A portion of the payments made to selling firms may be passed on to their Financial Professionals. Financial Professionals may receive cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what they and their firm may receive in connection with your purchase of a Contract.

We intend to recover commissions and other expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

Broker-dealers and their Financial Professionals and managers involved in sales of the Contracts may receive payments from us for administrative and other services that do not directly involve the sale of the Contracts, including payments made for recordkeeping, the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their Financial Professionals may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

In certain instances, we and/or Allianz Life Financial may make payments to a broker/dealer for inclusion of this Contract in its list of products that it offers for sale.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:

•	marketing services and increased access to their Financial Professionals;

•	sales promotions relating to the Contracts;

•	costs associated with sales conferences and educational seminars;

•	the cost of client meetings and presentations; and

•	other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.

Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

The Investment Options may assess a Rule 12b-1 fee. These fees are paid to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option’s plan. These fees typically equal 0.25% of an Investment Option’s average daily net assets for the most recent calendar year.

In certain instances, an investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may make payments for administrative services to Allianz Life Financial or its affiliates.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS

We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

ADMINISTRATION/ALLIANZ SERVICE CENTER

The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. Our Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:

•	issuance and maintenance of the Contracts,

•	maintenance of Owner records,

•	processing and mailing of account statements and other mailings to Owners, and

•	routine customer service including:

–	responding to Owner correspondence and inquiries,

–	processing of Contract changes,

–	processing withdrawal requests (both partial and total) and

–	processing annuitization requests.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call our Service Center at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial’s ability to perform its obligations.

FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in Part C of the Registration Statement.

STATUS PURSUANT TO SECURITIES EXCHANGE ACT OF 1934

Allianz Life hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

14.	PRIVACY AND SECURITY STATEMENT

2015
Your privacy is a high priority for Allianz Life Insurance Company of North America (Allianz). Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using, and protecting information that we maintain about you.

This statement applies to Allianz and its affiliated companies listed at the end of this notice. The law allows us to share your information among our affiliates. The law does not allow you to prevent these disclosures.

Information about you that Allianz collects

Allianz collects information about you so that we can provide you with the products and services you have requested, maintain your account, improve our services, and inform you of additional products or services that may be of interest to you. We limit the amount of information collected to what we feel is needed for these purposes. We may collect your information from the following sources:

•
From you, either directly or through your agent. This includes information on your insurance application or other information provided during the application process or while you hold a policy with us.

•	From others, through the process of handling a claim. This may include information from medical or accident reports.

•	From your doctor or health provider. This is medical information about you, gathered with your written authorization.

•	From a consumer reporting agency such as a medical, credit, or motor vehicle report.

•
From sources using the information you provide, in order to obtain updated or additional information. An example is the U.S. Postal Service, in order to validate your current mailing address so that we may maintain records to correspond with you.

Information about you that Allianz shares

Allianz does not share information about current or former customers with anyone, except as allowed by law. “Allowed by law” means that we may share your information as follows:

•
With affiliates and service providers in order to administer or service your policy, and with research groups to conduct various studies. However, no individual is identified in any study or summary report. These companies sign a Privacy and Security Agreement, requiring them to protect your information.

•
With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.

•	With your insurance agent and their affiliates so that they can perform services for you.

•	With medical professionals in order to process your claim.

•	With a state Department of Insurance in order to examine our records or business practices.

•	With state or federal law enforcement agencies, as required by law or to report suspected fraud activities.

Allianz does not sell your information to anyone

We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an “opt-in election,” an “opt-out election” or an authorization from you. We also do not share your information with any of our affiliated companies except to administer or service your policy.

Allianz policies and practices regarding security of your information

Allianz uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations and are in place to secure our websites and protect the information that may be shared over these sites.

When you visit our website, we may use “cookies” (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily. Refer to the Legal and Privacy link at the bottom of our website for more information on browsing privacy practices.

Your ability to access and correct your information

You have the right to access and obtain a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized. This will ensure the identity of the person requesting your information. Alternatively, you may also make your request through our secure website.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

Within 30 working days of our receipt of your request, your information will be available. You may see the information in person or we will send you a copy. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address below, or through our secure website. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you that is obtained from a consumer reporting agency or a Department of Motor Vehicles. At your request, we will provide you with the names and addresses of these agencies so that you can contact them directly.

Montana residents: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.

Notification of change

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. You can view this statement by logging into our website, www.allianzlife.com and accessing the Contract Details page.

For more information or if you have questions

If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Privacy Office at 800.950.5872, write us at the following address or contact us via the website.

Allianz Life Insurance Company of North America 5701 Golden Hills Drive Minneapolis, MN 55416-1297 800.950.5872 www.allianzlife.com
Allianz and its affiliated companies:
•Allianz Life Insurance Company of North America
•Allianz Life Insurance Company of New York
•Allianz Investment Management LLC
•Allianz Life Financial Services, LLC
•Questar Asset Management, Inc.
•Questar Capital Corporation

M40018 (R-11/2014)

15.	TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Allianz Life…………………………………………………………….	2	Income Tax Withholding……………………………..	8
Experts…………………………………………………………………	2	Multiple Contracts…………………………………….	9
Legal Opinions………………………………………………………..	2	Partial 1035 Exchanges………………………………	9
Distributor……………………………………………………………..	2	Assignments, Pledges and Gratuitous Transfers….	9
Federal Tax Status…………………………………………………..	3	Death Benefits…………………………………………	9
Annuity Contracts in General……………………………………	3	Spousal Continuation and the Federal Defense of
Taxation of Annuities in General………………………………..	3	Marriage Act (DOMA)………………………….	9
Qualified Contracts……………………………………………….	4	Federal Estate Taxes…………………………………	10
Purchasing a Qualified Contract………………………………..	5	Generation-Skipping Transfer Tax………………….	10
Distributions Qualified Contracts………………………………..	6	Foreign Tax Credits…………………………………..	10
Distributions Non-Qualified Contracts………………………….	7	Possible Tax Law Changes………………………….	10
Required Distributions……………………………………………	7	Annuity Payments………………………………………..	10
Diversification……………………………………………………..	8	Annuity Payment Options……………………………	11
Owner Control…………………………………………………….	8	Annuity Units/Calculating Variable Annuity
Contracts Owned by Non-Individuals…………………………..	8	Payments………………………….…………….	12
Annuity Purchases by Nonresident Aliens and		Financial Statements…………………………………….	13
Foreign Corporations……………………...........................	8	Appendix A – Death of the Owner and/or Annuitant…	13
		Appendix B – Condensed Financial Information	16

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

APPENDIX A – ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION

This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option’s average daily net assets for the most recent calendar year. Except for the AZL Funds and the PIMCO VIT portfolios, neither the Investment Options nor their advisers are affiliated with us. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options’ prospectuses for further information regarding the expenses you may expect to pay. Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. If these fees are deducted from Investment Option assets, they are reflected in the table below.

Investment Option	Management fees	Rule 12b-1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ
RCM Dynamic Multi-Asset Plus VIT Portfolio	.70	.25	–	1.95	.05	2.95
BLACKROCK
AZL BlackRock Capital Appreciation Fund	.80	.25	–	.05	–	1.10
AZL Enhanced Bond Index Fund	.35	.25	–	.05	–	.65
AZL International Index Fund	.35	.25	–	.15	–	.75
AZL Mid Cap Index Fund	.25	.25	–	.07	–	.57
AZL Money Market Fund	.35	.25	–	.05	–	.65
AZL Russell 1000 Growth Index Fund	.44	.25	–	.09	–	.78
AZL Russell 1000 Value Index Fund	.44	.25	–	.07	–	.76
AZL S&P 500 Index Fund – Class 2.17		.25	–	.07	–	.49
AZL Small Cap Stock Index Fund	.26	.25	–	.08	–	.59
BlackRock Global Allocation V.I. Fund – Class 3.62		.25	–	.24	–	1.11
BOSTON COMPANY
AZL Boston Company Research Growth Fund	.76	.25	–	.05	–	1.06
DAVIS
Davis VA Financial Portfolio	.55	–	–	.13	–	.68
FEDERATED
AZL Federated Clover Small Value Fund	.75	.25	–	.03	–	1.03
FIDELITY
Fidelity VIP FundsManager 50% Portfolio – Service Class 2.25		.25	–	–	.56	1.06
Fidelity VIP FundsManager 60% Portfolio – Service Class 2.25		.25	–	–	.63	1.13
FRANKLIN TEMPLETON
AZL Franklin Templeton Founding Strategy Plus Fund	.70	.25	–	.09	–	1.04
Franklin Founding Funds Allocation VIP Fund – Class 2.00		.25	–	.11	.66	1.02
Franklin High Income VIP Fund – Class 2.52		.25	–	.05	–	.82
Franklin Income VIP Fund – Class 2.45		.25	–	.02	–	.72
Franklin Mutual Shares VIP Fund – Class 2.68		.25	–	.05	–	.98
Franklin U.S. Government Securities VIP Fund – Class 2.47		.25	–	.02	–	.74
Templeton Global Bond VIP Fund – Class 2.46		.25	–	.05	–	.76
Templeton Growth VIP Fund – Class 2.76		.25	–	.02	–	1.03
GATEWAY
AZL Gateway Fund	.80	.25	–	.05	–	1.10
INVESCO
AZL Invesco Equity and Income Fund	.75	.25	–	.05	–	1.05
AZL Invesco Growth and Income Fund	.75	.25	–	.05	–	1.05
AZL Invesco International Equity Fund	.90	.25	–	.09	–	1.24
J.P. MORGAN
AZL JPMorgan International Opportunities Fund	.95	.25	–	.09	–	1.29
AZL JPMorgan U.S. Equity Fund – Class 2.80		.25	–	.05	–	1.10
JPMorgan Insurance Trust Core Bond Portfolio – Class 2.40		.25	–	.22	.01	.88
METWEST
AZL MetWest Total Return Bond Fund	.60	.25	–	.06	–	.91

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix A

Investment Option	Management fees	Rule 12b-1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
MFS
AZL MFS Investors Trust Fund	.75	.25	–	.05	–	1.05
AZL MFS Mid Cap Value Fund	.75	.25	–	.05	–	1.05
AZL MFS Value Fund	.74	.25	–	.05	–	1.04
MFS VIT Total Return Bond Portfolio – Service Class	.50	.25	–	.03	–	.78
MORGAN STANLEY
AZL Morgan Stanley Global Real Estate Fund	.90	.25	–	.14	–	1.29
AZL Morgan Stanley Mid Cap Growth Fund	.80	.25	–	.05	–	1.10
NFJ
AZL NFJ International Value Fund	.90	.25	–	.09	–	1.24
Allianz NFJ Dividend Value VIT Portfolio	.70	.25	–	.22	–	1.17
OPPENHEIMERFUNDS
AZL Oppenheimer Discovery Fund	.85	.25	–	.06	–	1.16
PIMCO
PIMCO EqS Pathfinder Portfolio – Advisor Class	1.10	.25	–	.01	.02	1.38
PIMCO VIT All Asset Portfolio – Admin. Class	.425	–	.15	–	.80	1.375
PIMCO VIT CommodityRealReturn Strategy Portfolio – Admin. Class	.74	–	.15	.04	.13	1.06
PIMCO VIT Emerging Markets Bond Portfolio – Admin. Class	.85	–	.15	–	–	1.00
PIMCO VIT Global Advantage Strategy Bond Portfolio – Admin. Class	.75	–	.15	–	–	.90
PIMCO VIT Global Bond Portfolio (Unhedged) – Admin. Class	.75	–	.15	.01	–	.91
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio – Admin. Class	.95	–	.15	.02	.46	1.58
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio – Admin. Class	1.05	_	.15	.02	.42	1.64
PIMCO VIT High Yield Portfolio – Admin. Class	.60	–	.15	–	–	.75
PIMCO VIT Real Return Portfolio – Admin. Class	.50	–	.15	.05	–	.70
PIMCO VIT Total Return Portfolio – Admin. Class	.50	–	.15	–	–	.65
PIMCO VIT Unconstrained Bond Portfolio – Admin Class	.90	–	.15	–	–	1.05
PYRAMIS
AZL Pyramis Total Bond Fund	.50	.25	–	.06	–	.81
SCHRODER
AZL Schroder Emerging Markets Equity Fund	1.23	.25	–	.23	–	1.71
T. ROWE PRICE
AZL T. Rowe Price Capital Appreciation Fund	.75	.25	–	.05	–	1.05

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix A

This table describes, in detail, the annual expenses for each of the Allianz Fund of Funds. We show the expenses as a percentage of an Investment Option’s average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz Fund of Funds and the Allianz Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the Allianz Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

Investment Option	Management fees	Rule 12b-1 fees	Other expenses	Total	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ FUND OF FUNDS
AZL Balanced Index Strategy Fund	.05	–	.03	.08	.61	.69
AZL DFA Multi-Strategy Fund	.05	–	.02	.07	.91	.98
AZL MVP Fusion Balanced Fund	.20	–	.02	.22	.81	1.03
AZL MVP Fusion Conservative Fund	.20	–	.04	.24	.78	1.02
AZL MVP Fusion Growth Fund	.20	–	.02	.22	.94	1.16
AZL MVP Fusion Moderate Fund	.20	–	.02	.22	.88	1.10
AZL MVP Balanced Index Strategy Fund	.10	–	.05	.15	.59	.74
AZL MVP BlackRock Global Allocation Fund	.10	–	.02	.12	1.06	1.18
AZL MVP DFA Multi-Strategy Fund	.20	–	.05	.25	.87	1.12
AZL MVP Franklin Templeton Founding Strategy Plus Fund	.10	–	.05	.15	.99	1.14
AZL MVP Growth Index Strategy Fund	.10	–	.02	.12	.57	.69
AZL MVP Invesco Equity and Income Fund	.10	–	.04	.14	.91	1.05
AZL MVP T. Rowe Price Capital Appreciation Fund	.10	--	.04	.14	.92	1.06

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix A

APPENDIX B – CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.

Accumulation unit value (AUV) information corresponding to the lowest and highest combination of M&E charges as of the end of December 31, 2014 is listed in the tables below. A separate rider charge may also apply to your Contract if you select Income Protector or Investment Protector, or have Income Focus, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information (SAI), which is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Part C of the Registration Statement.

Lowest and Highest Combination of Benefit Options	M&E Charge
Base Contract without optional benefits	1.40%
Base Contract with the Bonus Option and Quarterly Value Death Benefit	2.00%

NOTE: The following Investment Options commenced operations under this Contract after December 31, 2014. Therefore, no AUV information is shown for: AZL MetWest Total Return Bond Fund; AZL MVP DFA Multi-Strategy Fund; RCM Dynamic Multi-Asset Plus VIT Portfolio.

(Number of Accumulation Units in thousands)

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Allianz NFJ Dividend Value VIT Portfolio
12/31/2014	N/A	14.204	20	12/31/2014	N/A	14.006	0
AZL Balanced Index Strategy Fund
12/31/2009	N/A	10.035	338	12/31/2009	N/A	10.023	60
12/31/2010	10.035	10.934	2326	12/31/2010	10.023	10.856	289
12/31/2011	10.934	11.042	5325	12/31/2011	10.856	10.898	376
12/31/2012	11.042	12.008	5932	12/31/2012	10.898	11.780	435
12/31/2013	12.008	13.372	5932	12/31/2013	11.780	13.040	492
12/31/2014	13.372	13.993	5733	12/31/2014	13.040	13.563	498
AZL BlackRock Capital Appreciation Fund
12/31/2007	N/A	13.11	84	12/31/2007	N/A	12.901	17
12/31/2008	13.110	8.225	144	12/31/2008	12.901	8.046	21
12/31/2009	8.225	10.987	266	12/31/2009	8.046	10.683	35
12/31/2010	10.987	12.914	1180	12/31/2010	10.683	12.482	112
12/31/2011	12.914	11.575	2456	12/31/2011	12.482	11.120	162
12/31/2012	11.575	12.980	3380	12/31/2012	11.120	12.395	200
12/31/2013	12.980	17.080	3626	12/31/2013	12.395	16.213	249
12/31/2014	17.080	18.377	3068	12/31/2014	16.213	17.340	147
AZL Boston Company Research Growth Fund
12/31/2007	N/A	11.526	106	12/31/2007	N/A	11.108	28
12/31/2008	11.526	6.634	164	12/31/2008	11.108	6.355	32
12/31/2009	6.634	8.816	92	12/31/2009	6.355	8.394	15
12/31/2010	8.816	10.686	206	12/31/2010	8.394	10.114	22
12/31/2011	10.686	10.201	497	12/31/2011	10.114	9.597	123
12/31/2012	10.201	11.844	872	12/31/2012	9.597	11.076	101
12/31/2013	11.844	15.884	1049	12/31/2013	11.076	14.765	87
12/31/2014	15.884	16.986	1012	12/31/2014	14.765	15.696	95

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL DFA Multi-Strategy Fund
12/31/2009	N/A	10.067	385	12/31/2009	N/A	10.055	117
12/31/2010	10.067	11.259	6293	12/31/2010	10.055	11.179	424
12/31/2011	11.259	11.104	18441	12/31/2011	11.179	10.959	915
12/31/2012	11.104	12.408	21434	12/31/2012	10.959	12.172	913
12/31/2013	12.408	14.814	24387	12/31/2013	12.172	14.446	1259
12/31/2014	14.814	15.561	24521	12/31/2014	14.446	15.083	1398
AZL Enhanced Bond Index Fund
12/31/2014	N/A	11.289	17	12/31/2014	N/A	10.924	0
AZL Federated Clover Small Value Fund
12/31/2007	N/A	17.485	185	12/31/2007	N/A	17.002	31
12/31/2008	17.485	11.426	219	12/31/2008	17.002	11.043	37
12/31/2009	11.426	14.716	48	12/31/2009	11.043	14.138	9
12/31/2010	14.716	18.446	230	12/31/2010	14.138	17.615	29
12/31/2011	18.446	17.477	399	12/31/2011	17.615	16.590	31
12/31/2012	17.477	19.701	460	12/31/2012	16.590	18.589	31
12/31/2013	19.701	25.642	609	12/31/2013	18.589	24.051	82
12/31/2014	25.642	27.192	457	12/31/2014	24.051	25.351	31
AZL Franklin Templeton Founding Strategy Plus Fund
12/31/2009	N/A	10.218	321	12/31/2009	N/A	10.206	28
12/31/2010	10.218	11.085	5059	12/31/2010	10.206	11.006	327
12/31/2011	11.085	10.731	10163	12/31/2011	11.006	10.591	519
12/31/2012	10.731	12.145	10808	12/31/2012	10.591	11.915	535
12/31/2013	12.145	14.147	11701	12/31/2013	11.915	13.795	504
12/31/2014	14.147	14.248	11245	12/31/2014	13.795	13.811	594
AZL Gateway Fund
12/31/2010	N/A	10.102	494	12/31/2010	N/A	10.061	39
12/31/2011	10.102	10.267	1418	12/31/2011	10.061	10.165	142
12/31/2012	10.267	10.544	1762	12/31/2012	10.165	10.376	220
12/31/2013	10.544	11.275	1922	12/31/2013	10.376	11.029	126
12/31/2014	11.275	11.462	1796	12/31/2014	11.029	11.144	160
AZL International Index Fund
12/31/2009	N/A	9.761	56	12/31/2009	N/A	9.749	10
12/31/2010	9.761	10.310	248	12/31/2010	9.749	10.236	18
12/31/2011	10.310	8.868	691	12/31/2011	10.236	8.752	49
12/31/2012	8.868	10.321	1199	12/31/2012	8.752	10.125	46
12/31/2013	10.321	12.351	1434	12/31/2013	10.125	12.044	42
12/31/2014	12.351	11.426	1402	12/31/2014	12.044	11.076	46
AZL Invesco Equity and Income Fund
12/31/2007	N/A	12.832	452	12/31/2007	N/A	12.552	104
12/31/2008	12.832	9.627	470	12/31/2008	12.552	9.360	72
12/31/2009	9.627	11.662	896	12/31/2009	9.360	11.271	124
12/31/2010	11.662	12.850	4038	12/31/2010	11.271	12.345	269
12/31/2011	12.850	12.395	7110	12/31/2011	12.345	11.838	524
12/31/2012	12.395	13.678	7435	12/31/2012	11.838	12.984	485
12/31/2013	13.678	16.814	9846	12/31/2013	12.984	15.866	795
12/31/2014	16.814	17.990	10222	12/31/2014	15.866	16.873	953
AZL Invesco Growth and Income Fund
12/31/2007	N/A	14.291	105	12/31/2007	N/A	13.730	77
12/31/2008	14.291	9.462	155	12/31/2008	13.730	9.036	134
12/31/2009	9.462	11.537	90	12/31/2009	9.036	10.951	19
12/31/2010	11.537	12.783	276	12/31/2010	10.951	12.062	30
12/31/2011	12.783	12.361	470	12/31/2011	12.062	11.594	54
12/31/2012	12.361	13.936	691	12/31/2012	11.594	12.993	49
12/31/2013	13.936	18.371	911	12/31/2013	12.993	17.025	46
12/31/2014	18.371	19.927	825	12/31/2014	17.025	18.357	37

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Invesco International Equity Fund
12/31/2007	N/A	19.83	240	12/31/2007	N/A	19.167	92
12/31/2008	19.830	11.438	302	12/31/2008	19.167	10.988	77
12/31/2009	11.438	15.15	173	12/31/2009	10.988	14.468	38
12/31/2010	15.150	16.810	307	12/31/2010	14.468	15.957	37
12/31/2011	16.810	15.364	631	12/31/2011	15.957	14.498	54
12/31/2012	15.364	17.506	857	12/31/2012	14.498	16.420	62
12/31/2013	17.506	20.506	971	12/31/2013	16.420	19.118	104
12/31/2014	20.506	20.272	928	12/31/2014	19.118	18.787	113
AZL JPMorgan International Opportunities Fund
12/31/2007	N/A	19.359	276	12/31/2007	N/A	18.824	48
12/31/2008	19.359	13.637	302	12/31/2008	18.824	13.180	28
12/31/2009	13.637	16.987	119	12/31/2009	13.180	16.320	29
12/31/2010	16.987	17.747	226	12/31/2010	16.320	16.948	35
12/31/2011	17.747	15.154	384	12/31/2011	16.948	14.386	35
12/31/2012	15.154	17.970	582	12/31/2012	14.386	16.956	34
12/31/2013	17.970	21.387	684	12/31/2013	16.956	20.059	49
12/31/2014	21.387	19.530	673	12/31/2014	20.059	18.208	54
AZL JPMorgan U.S. Equity Fund
12/31/2007	N/A	12.939	81	12/31/2007	N/A	12.657	18
12/31/2008	12.939	7.824	99	12/31/2008	12.657	7.607	23
12/31/2009	7.824	10.316	58	12/31/2009	7.607	9.971	8
12/31/2010	10.316	11.492	165	12/31/2010	9.971	11.041	21
12/31/2011	11.492	11.083	312	12/31/2011	11.041	10.585	24
12/31/2012	11.083	12.801	564	12/31/2012	10.585	12.152	32
12/31/2013	12.801	17.281	667	12/31/2013	12.152	16.306	64
12/31/2014	17.281	19.457	672	12/31/2014	16.306	18.250	150
AZL MFS Investors Trust Fund
12/31/2007	N/A	14.871	169	12/31/2007	N/A	14.634	41
12/31/2008	14.871	8.782	282	12/31/2008	14.634	8.591	73
12/31/2009	8.782	13.147	89	12/31/2009	8.591	12.783	72
12/31/2010	13.147	14.391	135	12/31/2010	12.783	13.909	76
12/31/2011	14.391	13.877	271	12/31/2011	13.909	13.333	20
12/31/2012	13.877	16.276	454	12/31/2012	13.333	15.543	28
12/31/2013	16.276	21.149	514	12/31/2013	15.543	20.076	28
12/31/2014	21.149	23.097	434	12/31/2014	20.076	21.793	31
AZL MFS Mid Cap Value Fund
12/31/2007	N/A	10.319	116	12/31/2007	N/A	10.216	11
12/31/2008	10.319	4.869	168	12/31/2008	10.216	4.791	14
12/31/2009	4.869	6.352	110	12/31/2009	4.791	6.213	7
12/31/2010	6.352	7.683	482	12/31/2010	6.213	7.470	24
12/31/2011	7.683	7.306	1336	12/31/2011	7.470	7.061	53
12/31/2012	7.306	8.359	1986	12/31/2012	7.061	8.030	75
12/31/2013	8.359	11.120	2370	12/31/2013	8.030	10.619	93
12/31/2014	11.120	12.161	2105	12/31/2014	10.619	11.543	144
AZL MFS Value Fund
12/31/2007	N/A	12.386	130	12/31/2007	N/A	11.899	92
12/31/2008	12.386	7.794	167	12/31/2008	11.899	7.443	123
12/31/2009	7.794	9.724	66	12/31/2009	7.443	9.231	45
12/31/2010	9.724	10.531	258	12/31/2010	9.231	9.937	37
12/31/2011	10.531	9.923	532	12/31/2011	9.937	9.307	57
12/31/2012	9.923	11.416	917	12/31/2012	9.307	10.643	58
12/31/2013	11.416	15.244	1128	12/31/2013	10.643	14.127	69
12/31/2014	15.244	16.574	1166	12/31/2014	14.127	15.268	86

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Mid Cap Index Fund
12/31/2010	N/A	10.670	266	12/31/2010	N/A	10.627	11
12/31/2011	10.670	10.278	788	12/31/2011	10.627	10.176	27
12/31/2012	10.278	11.879	1481	12/31/2012	10.176	11.690	42
12/31/2013	11.879	15.546	1962	12/31/2013	11.690	15.207	66
12/31/2014	15.546	16.742	1747	12/31/2014	15.207	16.279	50
AZL Money Market Fund
12/31/2007	N/A	11.125	661	12/31/2007	N/A	10.609	768
12/31/2008	11.125	11.238	1156	12/31/2008	10.609	10.652	957
12/31/2009	11.238	11.106	2332	12/31/2009	10.652	10.464	388
12/31/2010	11.106	10.952	6107	12/31/2010	10.464	10.258	869
12/31/2011	10.952	10.801	9518	12/31/2011	10.258	10.055	1137
12/31/2012	10.801	10.650	11646	12/31/2012	10.055	9.855	1059
12/31/2013	10.650	10.502	6972	12/31/2013	9.855	9.660	870
12/31/2014	10.502	10.357	5961	12/31/2014	9.660	9.469	835
AZL Morgan Stanley Global Real Estate Fund
12/31/2007	N/A	10.852	194	12/31/2007	N/A	10.743	34
12/31/2008	10.852	5.796	287	12/31/2008	10.743	5.704	64
12/31/2009	5.796	8.013	82	12/31/2009	5.704	7.838	34
12/31/2010	8.013	9.550	203	12/31/2010	7.838	9.285	59
12/31/2011	9.550	8.481	422	12/31/2011	9.285	8.197	73
12/31/2012	8.481	10.860	376	12/31/2012	8.197	10.433	71
12/31/2013	10.860	11.032	289	12/31/2013	10.433	10.535	59
12/31/2014	11.032	12.377	194	12/31/2014	10.535	11.749	52
AZL Morgan Stanley Mid Cap Growth Fund
12/31/2007	N/A	16.193	253	12/31/2007	N/A	15.557	92
12/31/2008	16.193	8.220	403	12/31/2008	15.557	7.850	80
12/31/2009	8.220	12.780	116	12/31/2009	7.850	12.131	134
12/31/2010	12.780	16.698	390	12/31/2010	12.131	15.756	80
12/31/2011	16.698	15.385	774	12/31/2011	15.756	14.430	99
12/31/2012	15.385	16.438	1157	12/31/2012	14.430	15.326	120
12/31/2013	16.438	22.522	1240	12/31/2013	15.326	20.872	152
12/31/2014	22.522	22.391	1122	12/31/2014	20.872	20.627	115
AZL MVP Balanced Index Strategy Fund
12/31/2012	N/A	10.702	3174	12/31/2012	N/A	10.640	148
12/31/2013	10.702	11.879	4668	12/31/2013	10.640	11.739	324
12/31/2014	11.879	12.428	4744	12/31/2014	11.739	12.208	345
AZL MVP BlackRock Global Allocation Fund
12/31/2012	N/A	10.526	14320	12/31/2012	N/A	10.465	455
12/31/2013	10.526	11.841	20817	12/31/2013	10.465	11.702	597
12/31/2014	11.841	11.912	19838	12/31/2014	11.702	11.701	591
AZL MVP Franklin Templeton Founding Strategy Plus Fund
12/31/2012	N/A	10.586	2308	12/31/2012	N/A	10.543	75
12/31/2013	10.586	12.296	5507	12/31/2013	10.543	12.173	215
12/31/2014	12.296	12.408	5424	12/31/2014	12.173	12.210	207
AZL MVP Fusion Balanced Fund
12/31/2007	N/A	12.121	800	12/31/2007	N/A	11.929	87
12/31/2008	12.121	8.672	958	12/31/2008	11.929	8.483	109
12/31/2009	8.672	10.836	1224	12/31/2009	8.483	10.536	329
12/31/2010	10.836	11.868	7445	12/31/2010	10.536	11.471	723
12/31/2011	11.868	11.598	12971	12/31/2011	11.471	11.143	1104
12/31/2012	11.598	12.739	13862	12/31/2012	11.143	12.165	1029
12/31/2013	12.739	14.001	19302	12/31/2013	12.165	13.290	1199
12/31/2014	14.001	14.439	18273	12/31/2014	13.290	13.625	1060

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Fusion Conservative Fund
12/31/2009	N/A	10.154	80	12/31/2009	N/A	10.142	2
12/31/2010	10.154	11.111	1982	12/31/2010	10.142	11.031	169
12/31/2011	11.111	11.027	4489	12/31/2011	11.031	10.883	309
12/31/2012	11.027	12.098	5304	12/31/2012	10.883	11.868	375
12/31/2013	12.098	12.880	4805	12/31/2013	11.868	12.560	296
12/31/2014	12.880	13.311	4328	12/31/2014	12.560	12.903	265
AZL MVP Fusion Growth Fund
12/31/2007	N/A	12.813	1535	12/31/2007	N/A	12.609	485
12/31/2008	12.813	7.715	1797	12/31/2008	12.609	7.547	581
12/31/2009	7.715	10.057	379	12/31/2009	7.547	9.779	132
12/31/2010	10.057	11.197	416	12/31/2010	9.779	10.822	187
12/31/2011	11.197	10.553	656	12/31/2011	10.822	10.138	222
12/31/2012	10.553	11.788	1118	12/31/2012	10.138	11.257	208
12/31/2013	11.788	13.844	1180	12/31/2013	11.257	13.142	200
12/31/2014	13.844	14.247	1032	12/31/2014	13.142	13.443	187
AZL MVP Fusion Moderate Fund
12/31/2007	N/A	12.396	1150	12/31/2007	N/A	12.199	101
12/31/2008	12.396	8.219	1197	12/31/2008	12.199	8.040	149
12/31/2009	8.219	10.490	4499	12/31/2009	8.040	10.200	555
12/31/2010	10.490	11.559	24406	12/31/2010	10.200	11.172	2033
12/31/2011	11.559	11.075	40027	12/31/2011	11.172	10.640	2690
12/31/2012	11.075	12.289	41545	12/31/2012	10.640	11.735	2739
12/31/2013	12.289	13.956	51310	12/31/2013	11.735	13.248	3037
12/31/2014	13.956	14.345	48192	12/31/2014	13.248	13.536	2425
AZL MVP Growth Index Strategy Fund
12/31/2012	N/A	10.947	10750	12/31/2012	N/A	10.883	401
12/31/2013	10.947	13.046	18999	12/31/2013	10.883	12.892	788
12/31/2014	13.046	13.697	19509	12/31/2014	12.892	13.455	842
AZL MVP Invesco Equity and Income Fund
12/31/2012	N/A	10.741	3425	12/31/2012	N/A	10.678	144
12/31/2013	10.741	13.121	7332	12/31/2013	10.678	12.966	360
12/31/2014	13.121	14.028	7614	12/31/2014	12.966	13.780	375
AZL MVP T. Rowe Price Capital Appreciation Fund
12/31/2014	N/A	10.969	5670	12/31/2014	N/A	10.905	321
AZL NFJ International Value Fund
12/31/2014	N/A	15.779	3	12/31/2014	N/A	15.251	0
AZL Oppenheimer Discovery Fund
12/31/2007	N/A	12.772	35	12/31/2007	N/A	12.569	8
12/31/2008	12.772	7.135	48	12/31/2008	12.569	6.979	13
12/31/2009	7.135	9.244	17	12/31/2009	6.979	8.989	9
12/31/2010	9.244	11.744	155	12/31/2010	8.989	11.351	8
12/31/2011	11.744	10.957	206	12/31/2011	11.351	10.526	15
12/31/2012	10.957	12.600	311	12/31/2012	10.526	12.033	20
12/31/2013	12.600	18.081	417	12/31/2013	12.033	17.163	25
12/31/2014	18.081	17.420	369	12/31/2014	17.163	16.437	22
AZL Pyramis Total Bond Fund
12/31/2012	N/A	10.015	84	12/31/2012	N/A	9.996	94
12/31/2013	10.015	9.659	428	12/31/2013	9.996	9.583	19
12/31/2014	9.659	10.036	874	12/31/2014	9.583	9.898	53
AZL Russell 1000 Growth Index Fund
12/31/2014	N/A	17.776	52	12/31/2014	N/A	17.284	0
AZL Russell 1000 Value Index Fund
12/31/2014	N/A	16.927	57	12/31/2014	N/A	16.458	0

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL S&P 500 Index Fund
12/31/2007	N/A	9.882	184	12/31/2007	N/A	9.842	29
12/31/2008	9.882	6.079	316	12/31/2008	9.842	6.018	155
12/31/2009	6.079	7.514	623	12/31/2009	6.018	7.394	95
12/31/2010	7.514	8.489	1117	12/31/2010	7.394	8.304	90
12/31/2011	8.489	8.502	1998	12/31/2011	8.304	8.267	167
12/31/2012	8.502	9.675	3657	12/31/2012	8.267	9.351	253
12/31/2013	9.675	12.561	4673	12/31/2013	9.351	12.068	279
12/31/2014	12.561	14.011	4446	12/31/2014	12.068	13.381	223
AZL Schroder Emerging Markets Equity Fund
12/31/2007	N/A	13.455	392	12/31/2007	N/A	13.321	107
12/31/2008	13.455	6.384	584	12/31/2008	13.321	6.282	146
12/31/2009	6.384	10.813	153	12/31/2009	6.282	10.577	80
12/31/2010	10.813	11.985	605	12/31/2010	10.577	11.654	109
12/31/2011	11.985	9.778	1179	12/31/2011	11.654	9.450	109
12/31/2012	9.778	11.670	1152	12/31/2012	9.450	11.211	105
12/31/2013	11.670	11.266	911	12/31/2013	11.211	10.758	102
12/31/2014	11.266	10.530	703	12/31/2014	10.758	9.995	93
AZL Small Cap Stock Index Fund
12/31/2007	N/A	9.329	122	12/31/2007	N/A	9.292	14
12/31/2008	9.329	6.353	177	12/31/2008	9.292	6.289	17
12/31/2009	6.353	7.821	70	12/31/2009	6.289	7.696	9
12/31/2010	7.821	9.678	280	12/31/2010	7.696	9.467	17
12/31/2011	9.678	9.571	547	12/31/2011	9.467	9.307	33
12/31/2012	9.571	10.930	910	12/31/2012	9.307	10.564	53
12/31/2013	10.930	15.156	635	12/31/2013	10.564	14.561	40
12/31/2014	15.156	15.727	574	12/31/2014	14.561	15.019	37
AZL T. Rowe Price Capital Appreciation Fund
12/31/2007	N/A	13.555	259	12/31/2007	N/A	13.062	98
12/31/2008	13.555	7.952	394	12/31/2008	13.062	7.618	93
12/31/2009	7.952	10.338	219	12/31/2009	7.618	9.843	87
12/31/2010	10.338	11.422	782	12/31/2010	9.843	10.811	76
12/31/2011	11.422	10.791	1358	12/31/2011	10.811	10.152	88
12/31/2012	10.791	11.951	1785	12/31/2012	10.152	11.176	114
12/31/2013	11.951	15.314	1977	12/31/2013	11.176	14.235	95
12/31/2014	15.314	16.879	1724	12/31/2014	14.235	15.596	84
BlackRock Global Allocation V.I. Fund
12/31/2008	N/A	7.919	152	12/31/2008	N/A	7.888	110
12/31/2009	7.919	9.443	3219	12/31/2009	7.888	9.349	641
12/31/2010	9.443	10.220	25882	12/31/2010	9.349	10.058	2193
12/31/2011	10.220	9.712	53597	12/31/2011	10.058	9.500	3345
12/31/2012	9.712	10.530	58815	12/31/2012	9.500	10.239	3444
12/31/2013	10.530	11.881	57252	12/31/2013	10.239	11.483	2994
12/31/2014	11.881	11.942	53435	12/31/2014	11.483	11.473	2624
Davis VA Financial Portfolio
12/31/2007	N/A	15.832	42	12/31/2007	N/A	15.097	11
12/31/2008	15.832	8.373	79	12/31/2008	15.097	7.937	19
12/31/2009	8.373	11.657	33	12/31/2009	7.937	10.983	15
12/31/2010	11.657	12.771	22	12/31/2010	10.983	11.961	7
12/31/2011	12.771	11.592	17	12/31/2011	11.961	10.792	6
12/31/2012	11.592	13.582	13	12/31/2012	10.792	12.568	7
12/31/2013	13.582	17.580	12	12/31/2013	12.568	16.170	19
12/31/2014	17.580	19.562	10	12/31/2014	16.170	17.887	18

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Fidelity VIP FundsManager 50% Portfolio
12/31/2011	N/A	10.780	672	12/31/2011	N/A	10.416	34
12/31/2012	10.780	11.705	872	12/31/2012	10.416	11.242	44
12/31/2013	11.705	13.235	855	12/31/2013	11.242	12.635	53
12/31/2014	13.235	13.697	851	12/31/2014	12.635	12.998	48
Fidelity VIP FundsManager 60% Portfolio
12/31/2011	N/A	9.691	1620	12/31/2011	N/A	9.440	103
12/31/2012	9.691	10.651	2209	12/31/2012	9.440	10.313	122
12/31/2013	10.651	12.434	2849	12/31/2013	10.313	11.969	145
12/31/2014	12.434	12.906	2635	12/31/2014	11.969	12.349	113
Franklin Founding Funds Allocation VIP Fund
12/31/2007	N/A	9.246	450	12/31/2007	N/A	9.219	39
12/31/2008	9.246	5.847	589	12/31/2008	9.219	5.795	175
12/31/2009	5.847	7.510	259	12/31/2009	5.795	7.398	33
12/31/2010	7.510	8.165	437	12/31/2010	7.398	7.995	144
12/31/2011	8.165	7.927	598	12/31/2011	7.995	7.716	107
12/31/2012	7.927	9.015	535	12/31/2012	7.716	8.722	103
12/31/2013	9.015	11.003	394	12/31/2013	8.722	10.582	91
12/31/2014	11.003	11.159	280	12/31/2014	10.582	10.668	79
Franklin High Income VIP Fund
12/31/2007	N/A	25.387	62	12/31/2007	N/A	22.658	18
12/31/2008	25.387	19.180	61	12/31/2008	22.658	17.016	17
12/31/2009	19.180	26.989	161	12/31/2009	17.016	23.801	26
12/31/2010	26.989	30.142	857	12/31/2010	23.801	26.423	89
12/31/2011	30.142	31.080	1299	12/31/2011	26.423	27.082	114
12/31/2012	31.080	35.414	1218	12/31/2012	27.082	30.673	110
12/31/2013	35.414	37.655	1157	12/31/2013	30.673	32.419	91
12/31/2014	37.655	37.123	1125	12/31/2014	32.419	31.769	85
Franklin Income VIP Fund
12/31/2007	N/A	48.490	437	12/31/2007	N/A	43.279	97
12/31/2008	48.490	33.635	450	12/31/2008	43.279	29.840	65
12/31/2009	33.635	44.972	73	12/31/2009	29.840	39.660	15
12/31/2010	44.972	49.967	81	12/31/2010	39.660	43.801	13
12/31/2011	49.967	50.449	608	12/31/2011	43.801	43.959	27
12/31/2012	50.449	56.037	2293	12/31/2012	43.959	48.535	110
12/31/2013	56.037	62.962	2938	12/31/2013	48.535	54.206	119
12/31/2014	62.962	64.952	3086	12/31/2014	54.206	55.586	145
Franklin Mutual Shares VIP Fund
12/31/2007	N/A	24.148	677	12/31/2007	N/A	22.584	182
12/31/2008	24.148	14.975	744	12/31/2008	22.584	13.922	140
12/31/2009	14.975	18.614	116	12/31/2009	13.922	17.201	30
12/31/2010	18.614	20.410	316	12/31/2010	17.201	18.747	32
12/31/2011	20.410	19.917	691	12/31/2011	18.747	18.186	56
12/31/2012	19.917	22.436	1090	12/31/2012	18.186	20.362	94
12/31/2013	22.436	28.376	1258	12/31/2013	20.362	25.600	75
12/31/2014	28.376	29.974	1115	12/31/2014	25.600	26.880	64
Franklin U.S. Government Securities VIP Fund
12/31/2007	N/A	26.205	33	12/31/2007	N/A	23.408	12
12/31/2008	26.205	27.800	57	12/31/2008	23.408	24.684	38
12/31/2009	27.800	28.262	84	12/31/2009	24.684	24.944	18
12/31/2010	28.262	29.342	490	12/31/2010	24.944	25.742	78
12/31/2011	29.342	30.578	1207	12/31/2011	25.742	26.666	119
12/31/2012	30.578	30.720	1566	12/31/2012	26.666	26.629	177
12/31/2013	30.720	29.615	1740	12/31/2013	26.629	25.517	151
12/31/2014	29.615	30.191	1790	12/31/2014	25.517	25.858	135

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Insurance Trust Core Bond Portfolio
12/31/2014	N/A	13.501	39	12/31/2014	N/A	12.839	0
MFS VIT Total Return Bond Portfolio
12/31/2014	N/A	17.752	116	12/31/2014	N/A	16.254	75
PIMCO EqS Pathfinder Portfolio
12/31/2010	N/A	10.337	39	12/31/2010	N/A	10.295	2
12/31/2011	10.337	9.713	1369	12/31/2011	10.295	9.616	102
12/31/2012	9.713	10.513	1377	12/31/2012	9.616	10.345	112
12/31/2013	10.513	12.357	1190	12/31/2013	10.345	12.087	82
12/31/2014	12.357	12.295	1053	12/31/2014	12.087	11.955	67
PIMCO VIT All Asset Portfolio
12/31/2007	N/A	12.953	73	12/31/2007	N/A	12.670	8
12/31/2008	12.953	10.749	91	12/31/2008	12.670	10.451	30
12/31/2009	10.749	12.886	470	12/31/2009	10.451	12.455	47
12/31/2010	12.886	14.370	3073	12/31/2010	12.455	13.806	282
12/31/2011	14.370	14.448	5712	12/31/2011	13.806	13.798	375
12/31/2012	14.448	16.375	8859	12/31/2012	13.798	15.544	626
12/31/2013	16.375	16.192	9108	12/31/2013	15.544	15.278	498
12/31/2014	16.192	16.042	8033	12/31/2014	15.278	15.047	387
PIMCO VIT CommodityRealReturn Strategy Portfolio
12/31/2007	N/A	12.816	100	12/31/2007	N/A	12.612	14
12/31/2008	12.816	7.103	216	12/31/2008	12.612	6.948	59
12/31/2009	7.103	9.913	118	12/31/2009	6.948	9.639	44
12/31/2010	9.913	12.173	458	12/31/2010	9.639	11.765	99
12/31/2011	12.173	11.097	1032	12/31/2011	11.765	10.661	159
12/31/2012	11.097	11.531	1018	12/31/2012	10.661	11.012	141
12/31/2013	11.531	9.700	943	12/31/2013	11.012	9.207	115
12/31/2014	9.700	7.802	712	12/31/2014	9.207	7.362	93
PIMCO VIT Emerging Markets Bond Portfolio
12/31/2007	N/A	12.287	67	12/31/2007	N/A	12.091	30
12/31/2008	12.287	10.347	73	12/31/2008	12.091	10.122	27
12/31/2009	10.347	13.324	300	12/31/2009	10.122	12.956	61
12/31/2010	13.324	14.738	2224	12/31/2010	12.956	14.245	275
12/31/2011	14.738	15.454	3367	12/31/2011	14.245	14.847	297
12/31/2012	15.454	17.966	3265	12/31/2012	14.847	17.157	269
12/31/2013	17.966	16.482	3318	12/31/2013	17.157	15.645	247
12/31/2014	16.482	16.500	3111	12/31/2014	15.645	15.569	198
PIMCO VIT Global Advantage Strategy Bond Portfolio
12/31/2011	N/A	9.814	896	12/31/2011	N/A	9.774	55
12/31/2012	9.814	10.276	2190	12/31/2012	9.774	10.173	139
12/31/2013	10.276	9.814	2941	12/31/2013	10.173	9.658	170
12/31/2014	9.814	9.533	3065	12/31/2014	9.658	9.325	173
PIMCO VIT Global Bond Portfolio (Unhedged)
12/31/2007	N/A	10.440	102	12/31/2007	N/A	10.274	48
12/31/2008	10.440	10.208	143	12/31/2008	10.274	9.985	61
12/31/2009	10.208	11.763	171	12/31/2009	9.985	11.438	85
12/31/2010	11.763	12.952	1154	12/31/2010	11.438	12.519	151
12/31/2011	12.952	13.740	1692	12/31/2011	12.519	13.201	180
12/31/2012	13.740	14.489	1638	12/31/2012	13.201	13.837	158
12/31/2013	14.489	13.077	1769	12/31/2013	13.837	12.413	154
12/31/2014	13.077	13.187	1692	12/31/2014	12.413	12.443	149

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
12/31/2009	N/A	10.011	325	12/31/2009	N/A	9.999	72
12/31/2010	10.011	10.992	4428	12/31/2010	9.999	10.914	407
12/31/2011	10.992	10.652	9440	12/31/2011	10.914	10.513	651
12/31/2012	10.652	11.435	10795	12/31/2012	10.513	11.218	633
12/31/2013	11.435	10.389	10089	12/31/2013	11.218	10.131	554
12/31/2014	10.389	10.726	8569	12/31/2014	10.131	10.397	396
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio
12/31/2012	N/A	10.237	1636	12/31/2012	N/A	10.196	66
12/31/2013	10.237	9.477	3124	12/31/2013	10.196	9.382	113
12/31/2014	9.477	9.802	2720	12/31/2014	9.382	9.646	82
PIMCO VIT High Yield Portfolio
12/31/2007	N/A	14.297	57	12/31/2007	N/A	13.634	13
12/31/2008	14.297	10.779	61	12/31/2008	13.634	10.217	19
12/31/2009	10.779	14.927	383	12/31/2009	10.217	14.064	36
12/31/2010	14.927	16.855	1929	12/31/2010	14.064	15.785	177
12/31/2011	16.855	17.180	4387	12/31/2011	15.785	15.994	301
12/31/2012	17.180	19.367	8351	12/31/2012	15.994	17.922	488
12/31/2013	19.367	20.195	10693	12/31/2013	17.922	18.576	613
12/31/2014	20.195	20.581	10547	12/31/2014	18.576	18.818	562
PIMCO VIT Real Return Portfolio
12/31/2007	N/A	12.324	78	12/31/2007	N/A	11.983	17
12/31/2008	12.324	11.295	140	12/31/2008	11.983	10.917	83
12/31/2009	11.295	13.187	293	12/31/2009	10.917	12.669	121
12/31/2010	13.187	14.058	1884	12/31/2010	12.669	13.425	336
12/31/2011	14.058	15.482	4419	12/31/2011	13.425	14.697	659
12/31/2012	15.482	16.603	7847	12/31/2012	14.697	15.667	729
12/31/2013	16.603	14.863	7946	12/31/2013	15.667	13.941	613
12/31/2014	14.863	15.111	7682	12/31/2014	13.941	14.088	510
PIMCO VIT Total Return Portfolio
12/31/2007	N/A	14.986	208	12/31/2007	N/A	14.29	24
12/31/2008	14.986	15.486	263	12/31/2008	14.290	14.679	90
12/31/2009	15.486	17.420	620	12/31/2009	14.679	16.413	168
12/31/2010	17.420	18.572	4986	12/31/2010	16.413	17.393	574
12/31/2011	18.572	18.976	9053	12/31/2011	17.393	17.666	887
12/31/2012	18.976	20.507	14200	12/31/2012	17.666	18.977	997
12/31/2013	20.507	19.825	15351	12/31/2013	18.977	18.236	929
12/31/2014	19.825	20.387	14209	12/31/2014	18.236	18.640	845
PIMCO VIT Unconstrained Bond Portfolio
12/31/2011	N/A	9.802	1254	12/31/2011	N/A	9.763	41
12/31/2012	9.802	10.414	3929	12/31/2012	9.763	10.310	115
12/31/2013	10.414	10.154	6945	12/31/2013	10.310	9.993	145
12/31/2014	10.154	10.318	7429	12/31/2014	9.993	10.093	157
Templeton Global Bond VIP Fund
12/31/2007	N/A	32.376	113	12/31/2007	N/A	29.016	13
12/31/2008	32.376	33.906	120	12/31/2008	29.016	30.205	18
12/31/2009	33.906	39.681	193	12/31/2009	30.205	35.138	27
12/31/2010	39.681	44.783	1208	12/31/2010	35.138	39.418	169
12/31/2011	44.783	43.777	3004	12/31/2011	39.418	38.303	304
12/31/2012	43.777	49.669	4617	12/31/2012	38.303	43.196	371
12/31/2013	49.669	49.776	5715	12/31/2013	43.196	43.031	351
12/31/2014	49.776	49.984	5829	12/31/2014	43.031	42.952	298
Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Templeton Growth VIP Fund
12/31/2007	N/A	29.538	482	12/31/2007	N/A	27.19	71
12/31/2008	29.538	16.799	542	12/31/2008	27.190	15.371	76
12/31/2009	16.799	21.718	113	12/31/2009	15.371	19.753	12
12/31/2010	21.718	23.000	214	12/31/2010	19.753	20.793	17
12/31/2011	23.000	21.099	510	12/31/2011	20.793	18.961	39
12/31/2012	21.099	25.187	782	12/31/2012	18.961	22.498	43
12/31/2013	25.187	32.491	926	12/31/2013	22.498	28.849	52
12/31/2014	32.491	31.138	864	12/31/2014	28.849	27.482	40

APPENDIX C – EFFECTS OF PARTIAL WITHDRAWALS AND LIFETIME PAYMENTS ON THE VALUES AVAILABLE UNDER THE CONTRACT

These calculations show the effects of partial withdrawals and lifetime payments on the Contract’s values. All fractional numbers in these examples have been rounded up to the next whole number.

Partial withdrawals (including Partial Annuitizations and withdrawal charges, but not amounts we withdraw for other Contract charges) reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn.

The following example shows the effect on the available guaranteed values assuming a Contract with a $90,000 initial Purchase Payment and a $5,000 free partial withdrawal (before beginning any Lifetime Plus Payments or Income Focus Payments) when the Contract Value and Rider Anniversary Value are $100,000, Benefit Base is $104,040, and Quarterly Anniversary Value is $102,000.

Partial Withdrawal	Contract Value	Total Income Value (Income Focus) and Traditional Death Benefit Value	Benefit Base (Income Protector)	Rider Anniversary Value (Investment Protector)	Quarterly Anniversary Value (Quarterly Value Death Benefit)
Prior to withdrawal	$ 100,000	$ 90,000	$104,040	$100,000	$102,000
$5,000 withdrawal		–[($5,000/ 100,000) x 114,000)	–[($5,000/ 100,000) x 114,000)	–[($5,000/ 100,000) x 114,000)	–[($5,000/ 100,000)
		x 90,000)]	x 104,040)]	x 100,000)]	X 102,000)]
	– $5,000	=– $4,500	=– $5,202	=– $5,000	=– $5,100
After withdrawal	$ 95,000	$ 85,500	$ 98,838	$ 95,000	$ 96,900
Lifetime Plus Payments under Income Protector and Income Focus Payments under Income Focus reduce the Contract Value on a dollar for dollar basis and reduce other benefits guaranteed values by the percentage of Contract Value withdrawn. However, Lifetime Plus Payments do not reduce the Benefit Base and Income Focus Payments do not reduce Income Values.

The following example shows the effect of taking the annual maximum payment on your Contract under Income Protector or Income Focus if you are the sole Covered Person. For Income Protector, assume you begin payments at age 62 when the Benefit Base is $120,000, and the annual maximum Lifetime Plus Payment is $4,800 (4% of the $120,000 Benefit Base). For Income Focus, assume you begin payments when your Income Value Percentage is 6.25% and the annual maximum Income Focus Payment is $5,344 (6.25% of the $85,500 Income Value).

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix C

Lifetime Plus Payment	Contract Value	Traditional Death Benefit Value	Benefit Base	Income Focus Payment	Contract Value	Traditional Death Benefit Value	Income Value
Before payment	$ 97,000	$ 85,500	$ 120,000	Before payment	$ 97,000	$ 85,500	$ 85,500
$4,800 payment		–[($4,800/ 97,000)		$5,344 payment		–[($5,344/ 97,000)
		x 85,500)] =				x 85,500)] =
	– $4,800	– $4,231	no change		– $5,344	– $4,710	no change
After payment	$ 92,200	$ 81,269	$ 120,000	After payment	$ 91,656	$ 80,790	$ 85,500
An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum lifetime payment. Partial Excess Withdrawals (including withdrawal charges, but not amounts we withdraw for other Contract charges) immediately reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn. Partial Excess Withdrawals also reduce the annual maximum Lifetime Plus Payment or annual maximum Income Focus Payment on the next Benefit Anniversary.

Continuing from the annual maximum payment example, assume you take a $5,000 partial Excess Withdrawal later in the first Benefit Year when the Contract Value is $92,000.

Excess Withdrawal	Contract Value	Traditional Death Benefit Value	Benefit Base	Next anniverary’s annual maximum Lifetime Plus Payment	Income Value	Next anniverary’s annual maximum Income Focus Payment
Prior to withdrawal	$ 92,000	$ 81,269	$ 120,000	$ 4,800	$ 85,500	$ 5,344
$5,000 withdrawal		–[($5,000/ 92,000)	–[($5,000/ 92,000)	–[($5,000/ 92,000)	–[($5,000/ 92,000)	–[($5,000/ 92,000)
		x 81,269)]	x 120,000)]	x 4,800)]	x 85,500	x 5,344)]
	– $5,000	=– $4,417	=– $6,522	=– $261	=– $4,647	=– $290
After withdrawal	$ 87,000	$ 76,852	$ 113,478	$ 4,539	$ 80,853	$ 5,054

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix C

APPENDIX D – LIFETIME BENEFITS

Version A Contracts that were issued on or prior to April 29, 2011 offered three different Lifetime Benefits. Lifetime Plus Benefit was available from May 1, 2007 through January 25, 2009. Lifetime Plus II Benefit was available from November 12, 2007 through March 31, 2009. Lifetime Plus 10 Benefit was available from July 17, 2008 through March 31, 2009. The additional M&E charge for these benefits during the Accumulation Phase is as follows. There is no additional M&E charge for these benefits during the Annuity Phase.

Optional Lifetime Benefits	Contract Version	Available Dates	Current Additional M&E Charge(1) (as a percentage of each Investment Options’ net asset value)		Maximum Additional M&E Charge(1) (as a percentage of each Investment Options’ net asset value)
			No qualifying event, or declined charge increase(2)	Had a qualifying event and accepted increase(2)
Lifetime Plus Benefit(3)	A	5/1/2007 - 1/23/2009
Single Lifetime Plus Payments			0.70%	1.20%	1.50%(4)
Joint Lifetime Plus Payments			0.85%	1.35%	1.65%(5)
Lifetime Plus II Benefit Lifetime Plus 10 Benefit	A A	1/26/2009 - 3/31/2009 1/26/2009 - 3/31/2009
Single Lifetime Plus Payments			0.95%	1.20%	1.60%(4)
Joint Lifetime Plus Payments			1.10%	1.35%	1.75%(5)
Lifetime Plus II Benefit Lifetime Plus 10 Benefit	A A	11/12/2007 - 1/23/2009 7/17/2008 - 1/23/2009
Single Lifetime Plus Payments			0.80%(6)	1.20%(8)	1.60%(5)
Joint Lifetime Plus Payments			0.95%(7)	1.35%(9)	1.75%(6)
(1)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.

(2)
A qualifying event is the reset of a Lifetime Benefit’s Annual Increase, or an automatic annual Lifetime Plus Payment increase, that occurred on or after April 29, 2013. If you have had an annual payment increase, your additional M&E charge does not change until the next fifth Benefit Anniversary. If you have had a qualifying event, you can decline this increase to the additional M&E charge as discussed in this appendix.

(3)	From January 26, 2009 until March 31, 2009, this benefit was only available in Nevada and it did not include the Cumulative Withdrawal Benefit.

(4)	This is the maximum charge we could impose if you remove a Covered Person or have a qualifying event.

(5)	This is the maximum charge we could impose if you have a qualifying event.

(6)	On the Benefit Date, the M&E charge reduces to 0.70% and the maximum M&E charge reduces to 1.50%.

(7)	On the Benefit Date, the M&E charge reduces to 0.85% and the maximum M&E charge reduces to 1.65%.

(8)	On the Benefit Date, the M&E charge reduces to 1.10% and the maximum M&E charge reduces to 1.50%.

(9)	On the Benefit Date, the M&E charge reduces to 1.25% and the maximum M&E charge reduces to 1.65%.

Except as specified in this appendix, the same terms and conditions apply to each Lifetime Benefit. We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If all Covered Persons die or are removed from the Contract before Lifetime Plus Payments begin, your Lifetime Benefit ends and payments are not available to you. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. You can begin payments immediately if the Covered Person(s) meet the minimum exercise age requirement (see “Requesting Lifetime Plus Payments”). You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) can increase, but it cannot decrease unless you take an Excess Withdrawal.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix D

There are several important points to note about Lifetime Benefits.

•	If you do not begin receiving Lifetime Plus Payments during the eligibility period, your benefit ends and you will have paid for the benefit without receiving any of its advantages.

•
Joint Lifetime Plus Payments are not available under Lifetime Plus Benefit or Lifetime Plus II Benefit if there is more than a 40-year age difference between spouses. Joint Lifetime Plus Payments are not available under Lifetime Plus 10 Benefit if there is more than a 25-year age difference between spouses.

•	Lifetime Benefits do not create Contract Value or guarantee the performance of any Investment Option.

•	If you have the No Withdrawal Charge Option, you can only remove a Lifetime Benefit as discussed under “Removing a Lifetime Benefit.”

•
We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Benefit Base.

•
If your Lifetime Benefit includes the Cumulative Withdrawal Benefit(1) and you take less than the annual maximum Lifetime Plus Payment, you may not receive an annual payment increase. Allocations to the Cumulative Withdrawal Benefit (the difference between your annual maximum Lifetime Plus Payment and the annual actual Lifetime Plus Payment you receive) do not earn interest or participate in your selected Investment Options’ performance, and are not available to your Beneficiaries(2) upon death. (See the “Cumulative Withdrawal Benefit” discussion later in this appendix.)

(1)	The Cumulative Withdrawal Benefit was not available in Nevada.

(2)	If you selected joint Lifetime Plus Payments and the surviving spouse who is also the joint Covered Person continues the Contract, the Cumulative Withdrawal Value is available to your spouse.

NOTE:

•
For the flexible rebalancing program: The program is not available while your Lifetime Benefit is in effect. However, you can participate in the flexible rebalancing program after the rider termination date if you remove a Lifetime Benefit from your Contract.

•	For partial withdrawals: You cannot take a partial withdrawal from specific Investment Options if you have a Lifetime Benefit.

REMOVING A LIFETIME BENEFIT

You can remove a Lifetime Benefit from your Contract before Lifetime Plus Payments begin. If you have the No Withdrawal Charge Option, you can only remove a Lifetime Benefit if you simultaneously replace it with Investment Protector (see section 11, Selection of Optional Benefits – Replacing Optional Benefits).

You can remove a Lifetime Benefit by completing the appropriate form. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Contract Anniversary. On the rider termination date, we no longer assess the Lifetime Benefit’s additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because the total M&E charge for the Contract changes, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.

Although you cannot remove a Lifetime Benefit on or after the Benefit Date, you can end your selected benefit by:

•	taking an Excess Withdrawal of the total Contract Value (your Contract Value must be greater than the Cumulative Withdrawal Value*); or

•	requesting a Full Annuitization.

*	The Cumulative Withdrawal Benefit was not available in Nevada.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix D

COVERED PERSON(S)

We base Lifetime Plus Payments on the lives of the Covered Person(s). Their ages determined availability of the benefit, when lifetime payments can begin and the Lifetime Plus Payment percentage. When you selected a benefit, you chose whether you wanted payments based on your life (single Lifetime Plus Payments), or the lifetime of you and your spouse (joint Lifetime Plus Payments). However, joint Lifetime Plus Payments are not available under Lifetime Plus Benefit or Lifetime Plus II Benefit if there is more than a 40-year age difference between spouses; and joint Lifetime Plus Payments are not available under Lifetime Plus 10 Benefit if there is more than a 25-year age difference between spouses. Based on your payment selection, we determine the Covered Persons as follows.

For single Lifetime Plus Payments and:

•	solely owned Contracts, the Covered Person is the Owner.

•	jointly owned Contracts, you can choose which Owner is the Covered Person.

•	Contracts owned by a non-individual, the Covered Person is the Annuitant.

For joint Lifetime Plus Payments, Covered Persons must be spouses and:
•	Non-Qualified Contracts:

–	spouses must be Joint Owners; or

–	one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary if the sole Owner is a non-individual; or

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.

•	Qualified Contracts:

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or

–	if the owner is a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary; or

–
if the owner is a non-individual and we require the non-individual Owner to also be the sole primary Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary.

You cannot add or replace a Covered Person. However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. We process your request on the Contract Anniversary* (or Benefit Anniversary) that occurs immediately after we receive your request in Good Order at our Service Center. Removing a joint Covered Person does not change Lifetime Plus Payments, but it may change your M&E charge. For Contracts issued in Nevada, if you remove a joint Covered Person we change your additional M&E charge to 0.70% for Lifetime Plus Benefit with single Lifetime Plus Payments. For Contracts issued in all other states, if you remove a joint Covered Person we reserve the right to declare a new additional M&E charge. Any new additional M&E charge cannot be greater than the maximum for your Lifetime Benefit with single Lifetime Plus Payments stated at the beginning of this appendix. If we change the additional M&E charge, we adjust the number of accumulation units so that the Contract Value on the anniversary that we process your request remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.

*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix D

Once we remove a Covered Person, he or she cannot be reinstated.

NOTE:

•
Following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person no longer has the required relationship stated here, he or she is removed from the Contract as a Covered Person. If we remove all Covered Persons from the Contract, your Lifetime Benefit and any Lifetime Plus Payments end.

•
For non-spouse Joint Owners with single Lifetime Plus Payments: If you are no longer spouses on the date of an Owner’s death and the Contract Value is positive, we pay the death benefit to the Beneficiary and the Lifetime Benefit and any Lifetime Plus Payments end. This means Lifetime Plus Payments are no longer available even if a Covered Person is still alive.

•
Joint Covered Persons must continue to qualify as spouses under federal law while your benefit is in effect. Until then, if at any time joint Covered Persons are no longer spouses, you must send us written notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or remove a former spouse from the Contract as a Covered Person and also as an Owner, Joint Owner or Annuitant. At this time, we may change the additional M&E charge for your Lifetime Benefit as discussed in this appendix. However, any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. When we receive notification of an Owner’s death, if we discover that the joint Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, your benefit, any Lifetime Plus Payments and the Contract all end.

•
For Contracts issued to civil union partners in New Jersey: We allow civil union partners to be Joint Owners and/or joint Covered Persons. However, civil union partners are treated differently from persons who are recognized as spouses under the federal tax law and this affects how long Lifetime Plus Payments continue. Upon the death of one federally recognized spouse, the survivor can continue the Contract and lifetime payments also continue if the survivor is a Covered Person. This type of continuation is generally not allowed for a surviving civil union partner under the federal tax law with the following exception. If the Contract Value reduces to zero before the one year anniversary of the first civil union partner’s death, Lifetime Plus Payments can continue if the survivor is a Covered Person and the survivor chooses not to take the death benefit. If instead the Contract Value is positive at this time, or if the survivor chooses to take the death benefit, Lifetime Plus Payments end.

LIFETIME PLUS PAYMENT OVERVIEW

We base your initial Lifetime Plus Payment on the Benefit Base and payment percentage. When payments begin (on the Benefit Date), the Benefit Base is the greater of:

•	Contract Value as of the end of the last Business Day before the Benefit Date,

•	Quarterly Anniversary Value, or

•
for Lifetime Plus Benefit, an annual 5% compounded interest applied to Purchase Payments adjusted for withdrawals for up to ten years. Each Contract Anniversary before the older Covered Person’s 81st birthday you can reset the compounded interest to equal the Contract Value, if greater (5% Annual Increase). The 5% Annual increase is subject to a maximum of two times Purchase Payments adjusted for withdrawals received ten years ago (Enhanced 10-Year Value).

•
for Lifetime Plus II Benefit, the Highest Annual Increase, which is the greatest of all the Enhanced 5% Annual Increases. The Enhanced 5% Annual Increase is similar to Lifetime Plus Benefit’s 5% Annual Increase, the only difference is that annual resets are automatic and establish a new Enhanced 5% Annual Increase and Enhanced 10-Year Value.

•
for Lifetime Plus 10 Benefit, a quarterly simple interest of 2.5% applied to Purchase Payments adjusted for withdrawals for up to 20 years. Each quarter we reset the simple interest to equal the Contract Value, if greater (10% Annual Increase).

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix D

We determine your payment percentage by using the Lifetime Plus Payment Table for your selected benefit. We established your Contract’s Lifetime Plus Payment Table on the rider effective date and we cannot change it.

Lifetime Plus Payment Table for Lifetime Plus Benefit or Lifetime Plus II Benefit
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage (or annual Lifetime Plus Payment percentage for Contracts issued in Nevada)
50 - 59	4%
60 - 69	5%
70 - 79	6%
80+	7%

Lifetime Plus Payment Table for Lifetime Plus 10 Benefit
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
65 - 79	5%
80+	6%
In all states except Nevada, the annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take less. In Nevada you cannot choose to take less than the annual Lifetime Plus Payment. Your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) may increase based on the Covered Person’s age and/or if the Contract Value increases. However, your payment does not increase annually just as a result of the Covered Person moving into a new age band; the result of the current Contract Value multiplied by the increased payment percentage must be greater than your current annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) for your payment to increase. For more information, see the “Automatic Annual Lifetime Plus Payment Increases.”

BENEFIT BASE

The Benefit Base determines your initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment in Nevada). The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment for Contracts issued in Nevada).

On the rider effective date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greatest of:

•	the Quarterly Anniversary Value,

•	for Lifetime Plus Benefit, the 5% Annual Increase (including the Enhanced 10-Year Value),

•	for Lifetime Plus II Benefit, the Highest Annual Increase (including the Enhanced 5% Annual Increase and the Enhanced 10-Year Value), or

•	for Lifetime Plus 10 Benefit, the 10% Annual Increase.

On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day and increase your Benefit Base to equal this Contract Value if it is greater.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix D

On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada). Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.

•
If we increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.

•
If we increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) because the current payment percentage multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base. For example, suppose a 60-year old has an annual maximum Lifetime Plus Payment of $4,000 based on the Benefit Base of $100,000 ($4,000 = 4% x $100,000). On the next Benefit Anniversary, if the payment percentage increases to 5% based on the Covered Person’s age, at 5% the annual maximum Lifetime Plus Payment would increase if the current Contract Value was at least $80,020 ($80,020 x 5% = $4,001). The Benefit Base of $100,000 would then reduce to equal the $80,020 Contract Value.

NOTE: For Bonus Option Contracts, bonus amounts are not included in the parts of the Quarterly Anniversary Value, 5% Annual Increase, Enhanced 5% Annual Increase, Enhanced 10-Year Value or 10% Annual Increase that are based on Purchase Payments, and are also not included in the parts of these values that are based on Contract Value until they are vested.

QUARTERLY ANNIVERSARY VALUE

While your Lifetime Benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.

If the rider effective date is the Issue Date, the Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Quarterly Anniversary Value is initially equal to the Contract Value at the end of the prior Business Day.

At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.

LIFETIME PLUS BENEFIT AND LIFETIME PLUS II BENEFIT VALUE DIFFERENCES

The primary difference between the benefit values provided by the Lifetime Plus Benefit and Lifetime Plus II Benefit is the reset feature. Resets occur on Contract Anniversaries and lock in any Contract Value increases to the values provided by the 5% Annual Increase, Enhanced 5% Annual Increase and Enhanced 10-Year Value. Resets under Lifetime Plus Benefit are manual (you must request them), are only available before age 81, and replace the prior 5% Annual Increase and Enhanced 10-Year Value. Resets under Lifetime Plus II Benefit are automatic, can occur until age 90, and do not replace prior values; each automatic reset establishes both a new Enhanced 5% Annual Increase and Enhanced 10-Year Value. Other than that, the calculation for the 5% Annual Increase and Enhanced 5% Annual Increase is the same. The Highest Annual Increase under the Lifetime Plus II Benefit is the greatest of all the Enhanced 5% Annual Increases.

5% ANNUAL INCREASE AND ENHANCED 5% ANNUAL INCREASE

While your Lifetime Plus Benefit or Lifetime Plus II Benefit is in effect, we only calculate the 5% Annual Increase or Enhanced 5% Annual Increase (the annual increases) before the Benefit Date.

If the rider effective date is the Issue Date, the annual increases are initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the annual increases are initially equal to the Contract Value at the end of the prior Business Day.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix D

At the end of each Business Day before the tenth Rider Anniversary (or tenth reset anniversary), we adjust each annual increase as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On the first Rider Anniversary (or first reset anniversary), each annual increase is equal to:

b + (1.05 x (a – b))

Where:

a = The annual increase at the end of the prior Business Day; and

b = Purchase Payments* received during the last Contract Year. If the rider effective date is the Issue Date and there has not been a reset, we exclude from “b” any Purchase Payments received within 90 days of the Issue Date.

On the second through ninth Rider Anniversaries (or second through ninth reset anniversaries), each annual increase is equal to:

d + [1.05 x ((c – d) + (0.05 x e)]

Where:

c = The annual increase at the end of the prior Business Day;

d = Purchase Payments* received during the last Contract Year; and

e = Purchase Payments* received during the Contract Year that began two years ago. If the rider effective date is the Issue Date and there has not been a reset, we exclude from “e” any Purchase Payments received within 90 days of the Issue Date.

*
We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Business Day on or after the tenth Rider Anniversary (or tenth reset anniversary), each annual increase is equal to the Enhanced 10-Year Value established on the same date.

NOTE: To receive the maximum benefit, you must wait to begin Lifetime Plus Payments until the 11th Contract Anniversary after we receive your last Purchase Payment, or the 11th reset anniversary. If the older Covered Person was age 80 on the rider effective date and you want to receive this maximum benefit, you have less than one year to begin Lifetime Plus Payments after this waiting period before the benefit ends.

ENHANCED 10-YEAR VALUE

While your Lifetime Plus Benefit or Lifetime Plus II Benefit is in effect, we only calculate the Enhanced 10-Year Values before the Benefit Date.

The Enhanced 10-Year Value acts as both an increase and a cap to the annual increases. If you begin Lifetime Plus Payments on or after the tenth Rider Anniversary (or on or after the tenth reset anniversary), the Enhanced 10-Year Value is at least equal to twice its initial value, which is either the initial Purchase Payment or Contract Value depending on when you selected the benefit and any resets. Before the tenth Rider Anniversary (or tenth reset anniversary), we do not use the Enhanced 10-Year Value to calculate the Benefit Base that determines your Lifetime Plus Payments.

If the rider effective date is the Issue Date, the Enhanced 10-Year Value is initially equal to twice the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Enhanced 10-Year Value is initially equal to twice the Contract Value at the end of the prior Business Day.

At the end of each Business Day we adjust each Enhanced 10-Year Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

If the rider effective date is the Issue Date and there has not been a reset, then on the first Contract Anniversary the Enhanced 10-Year Value is equal to:

•	the Enhanced 10-Year Value at the end of the prior Business Day,

•	plus Purchase Payments* received within 90 days of the Issue Date excluding the payment received on the Issue Date.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix D

On the eleventh and later Rider Anniversaries (or eleventh and later reset anniversaries) each Enhanced 10-Year Value is equal to:

•	the Enhanced 10-Year Value at the end of the prior Business Day,

•
plus Purchase Payments* received during the Contract Year that began eleven years ago. If you selected Lifetime Plus Benefit at issue and there has not been a reset, then on the eleventh Contract Anniversary only we exclude Purchase Payments received within 90 days of the Issue Date.

*
We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

NOTE: If the older Covered Person was age 80 on the rider effective date, any Purchase Payments received more than 91 days after the rider effective date do not double under the Enhanced 10-Year Value before your Lifetime Benefit ends.

MANUAL RESETS UNDER LIFETIME PLUS BENEFIT

While your Lifetime Plus Benefit is in effect, and before the older Covered Person’s 81st birthday or the Benefit Date, you can reset the 5% Annual Increase to equal the Contract Value if the Contract Value is greater than the sum of the 5% Annual Increase on the most recent Contract Anniversary plus 5% of all Purchase Payments received during the last Contract Year (excluding Purchase Payments received before the first Quarterly Anniversary if this is the first Contract Anniversary). You can request a reset within 30 days following a Contract Anniversary by completing the appropriate form. We process your reset request as of the immediately preceding Contract Anniversary (reset date) once we receive your request in Good Order at our Service Center. If the reset date does not fall on a Business Day, we process your request on the next Business Day. When we process your reset request, we change the 5% Annual Increase to equal the Contract Value determined at the end of the last Business Day before the reset date. We also increase the Enhanced 10-Year Value to equal two times the Contract Value determined at the end of the last Business Day before the reset date.

For Contracts issued in Nevada, if you reset the 5% Annual Increase we do not change Lifetime Plus Benefit’s additional M&E charge. For Contracts issued in all other states, for a manual reset requested on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for a manual reset in the future, but any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. Any M&E charge change occurs on the 30th day after the reset date, or the next Business Day if the 30th day is not a Business Day. If we change the additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

AUTOMATIC RESETS UNDER LIFETIME PLUS II BENEFIT

While your Lifetime Plus II Benefit is in effect, and before the older Covered Person’s 91st birthday or Benefit Date, we automatically reset the Enhanced 5% Annual Increase to equal the Contract Value if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset date, excluding Purchase Payments received within 90 days of the Issue Date. This reset establishes a new additional Enhanced 5% Annual Increase equal to the Contract Value determined at the end of the last Business Day before the reset date. We also establish a new additional Enhanced 10-Year Value equal to two times the Contract Value determined at the end of the last Business Day before the reset date. An automatic reset does not cancel any previously established Enhanced 5% Annual Increases or their associated Enhanced 10-Year Values. Resets can establish several Enhanced 5% Annual Increases and associated Enhanced 10-Year Values. We continue to calculate all previously established Enhanced 5% Annual Increases and Enhanced 10-Year Values and use them to determine the Highest Annual Increase.

For an automatic reset that occurs on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for an automatic reset in the future, but any new additional M&E charge cannot be greater than the maximum stated for the Lifetime Plus II Benefit at the beginning of this appendix. We send you written notice of this increase to your additional M&E charge and provide you at least 30-days to decline the reset. If you decline the reset, you will not receive any future automatic resets, but you keep all previous resets (including this reset) and their associated Enhanced 5% Annual Increases and Enhanced 10-Year Values. If you do not contact us and decline this increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we change the additional M&E charge on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day. If you accept this increase, you continue to be eligible to receive future resets.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix D

If we change Lifetime Plus II Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

LIFETIME PLUS 10 BENEFIT’S 10% ANNUAL INCREASE

While your Lifetime Plus 10 Benefit is in effect, we only calculate the 10% Annual Increase before the Benefit Date.

On each Quarterly Anniversary for up to a maximum of 20 years, we apply a simple interest increase of 2.5% to the Purchase Payments adjusted for withdrawals (or the Contract Value on the rider effective date, if applicable). Next, we compare this value to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). We then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the Annual Increase, and are not subject to the 20 year maximum. A reset may result in an increase to the additional M&E charge as described later in this appendix.

If the rider effective date is the Issue Date, both the 10% Annual Increase and increase base are initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, both the 10% Annual Increase and increase base are initially equal to the Contract Value at the end of the prior Business Day.

At the end of each Business Day, we adjust both the 10% Annual Increase and increase base as follows.

•	We increase them by the amount of any additional Purchase Payments.

•
We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary on or before the 20th Rider Anniversary, the 10% Annual Increase is equal to:

a + 0.025 (b – c)

Where:

a = The 10% Annual Increase at the end of the prior Business Day;

b = The increase base at the end of the prior Business Day; and

c = Purchase Payments* received on or after the prior Quarterly Anniversary. If you selected this benefit at issue, we exclude from “c” any Purchase Payments received before the first Quarterly Anniversary.

*
We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

We then compare this 10% Annual Increase to the Contract Value at the end of the prior Business Day and increase both the 10% Annual Increase and the increase base to equal this Contract Value if it is greater. As previously stated, these resets can occur during the entire period we calculate the 10% Annual Increase.

For a reset that occurs on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change this additional M&E charge for a reset in the future, but any new additional M&E charge cannot be greater than the maximum stated for the Lifetime Plus 10 Benefit at the beginning of this appendix. We send you written notice of this increase to your additional M&E charge and provide you at least 30-days to decline the reset. If you decline the reset, you will not receive any future automatic resets, but you keep all previous resets (including this reset). If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we change the additional M&E charge on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day. If you accept an increase to Lifetime Plus 10 Benefit’s additional M&E charge, then you continue to be eligible to receive future resets.

If we change Lifetime Plus 10 Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix D

REQUESTING LIFETIME PLUS PAYMENTS

You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches the exercise age, or once the older Covered Person reaches age 91. The exercise age for Lifetime Plus Benefit and Lifetime Plus II Benefit is age 50, and for Lifetime Plus 10 Benefit it is age 65.

You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.

You can change your payment frequency once each Benefit Year while your Contract Value is positive*. Once your Contract Value reduces to zero, you receive your maximum Lifetime Plus Payment at the previous selected payment frequency. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.

*	For Contracts issued in Nevada you can continue to change your payment frequency after the Contract Value reduces to zero.

We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date.

If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.

Once Lifetime Plus Payments begin:

•	You can no longer remove your selected Lifetime Benefit from the Contract.

•	You cannot take new Partial Annuitizations.

•	You cannot make additional Purchase Payments so the Traditional Death Benefit value (if applicable) no longer increases.

•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.

•	The free withdrawal privilege is not available.

•	You can only change the Owner if you selected joint Lifetime Plus Payments and:

–	an Owner dies and the spouse continues the Contract, or

–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.

•	If you selected Lifetime Plus Benefit, the additional M&E charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.

•
If you selected Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and your rider effective date is before January 26, 2009, the additional M&E charge decreases as indicated at the beginning of this appendix, and it continues until the benefit ends, or the Contract Value reduces to zero.

•
If you selected Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and your rider effective date is from January 26, 2009 until March 31, 2009, the additional M&E charge continues until the benefit ends, or the Contract Value reduces to zero.

•	If you selected the Quarterly Value Death Benefit, its additional M&E charge continues until that benefit ends.

•	If you take a Full Annuitization, Lifetime Plus Payments stop and your Lifetime Benefit ends.

•
The Contract Value continues to fluctuate as a result of Investment Option performance, and it decreases on a dollar for dollar basis with each Lifetime Plus Payment, Cumulative Withdrawal* and any Excess Withdrawal, and the deduction of Contract charges other than the M&E charge.

•
Lifetime Plus Payments and Cumulative Withdrawals* do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment for Contracts issued in Nevada) by the percentage of Contract Value withdrawn (including any withdrawal charge). Excess Withdrawals may cause your Lifetime Plus Payments to stop and your Lifetime Benefit to end.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix D

•
Each Lifetime Plus Payment, Cumulative Withdrawal* and any Excess Withdrawal reduces the Traditional Death Benefit value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).

•
We may increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment for Contracts issued in Nevada) on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base and we reserve the right to change your Lifetime Benefit’s additional M&E charge** subject to the maximum additional M&E charge stated at the beginning of this appendix.

*	The Cumulative Withdrawal Benefit was not available in Nevada.

**	We do not increase your Lifetime Benefit’s additional M&E charge for Contracts issued in Nevada.

NOTE: If the older Covered Person was age 80 on the rider effective date, we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Benefit Base values.

CALCULATING YOUR LIFETIME PLUS PAYMENTS

The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year for Contracts issued in all states except Nevada. For Contracts issued in Nevada, the Cumulative Withdrawal Benefit is not available and the amount you are entitled to receive each Benefit Year is the annual Lifetime Plus Payment. On the Benefit Date, the initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment in Nevada) is equal to the Benefit Base multiplied by the current payment percentage, determined by using the Lifetime Plus Payment Table (see “Lifetime Plus Payment Overview” earlier in this appendix). On the Benefit Date, if your initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment in Nevada) is less than $100, your benefit ends without receiving any of its advantages. For example, assuming a 4% initial payment percentage, if you take withdrawals that reduce the Benefit Base to less than $2,200, this would result in an initial Lifetime Plus Payment of less than $100.

For Contracts issued in all states except Nevada, the annual maximum Lifetime Plus Payment is the amount you are entitled to, but the Cumulative Withdrawal Benefit allows you to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) divided by the number of payments you chose to receive during the Benefit Year. The initial actual Lifetime Plus Payment must either be zero, or at least $100. For Contracts issued in Nevada, the initial Lifetime Plus Payment must be least $100.

We deduct each Lifetime Plus Payment, Cumulative Withdrawal,* Excess Withdrawal, and any additional payments resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while your benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this appendix.

*	The Cumulative Withdrawal Benefit was not available in Nevada.

If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or Full Annuitization, then Lifetime Plus Payments continue until the deaths of all Covered Persons.

Cumulative Withdrawal Benefit for Contracts issued in all states except Nevada

Cumulative Withdrawal Benefit allows you to control the amount of actual Lifetime Plus Payment you receive. Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year is added to the Cumulative Withdrawal Value, which is available to you upon request. Cumulative Withdrawal Benefit is automatically part of your Lifetime Benefit and has no additional fee or charge.

You can change the amount of your actual Lifetime Plus Payment once each Benefit Year while your Contract Value is positive. You must provide notice of any requested change to your actual Lifetime Plus Payment amount to our Service Center at least 30 days before the Benefit Date or Benefit Anniversary (as applicable). If the change is available, we implement it on the Benefit Date or Benefit Anniversary and it remains in effect until you request another change, your Contract Value reduces to zero, or your benefit ends. Once your Contract Value reduces to zero you must take the maximum Lifetime Plus Payment at your previously selected payment frequency.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix D

The Cumulative Withdrawal Value is the total of all annual maximum Lifetime Plus Payments that you did not take. The Cumulative Withdrawal Value does not earn interest and it does not increase or decrease with your selected Investment Options’ performance. It only increases when you take less than your annual maximum Lifetime Plus Payment and it only decreases when you take a Cumulative Withdrawal. The Cumulative Withdrawal Value remains in your Contract until you take a Cumulative Withdrawal. The Cumulative Withdrawal Value is not available to your Beneficiaries upon death, unless your Beneficiary is your spouse, a joint Covered Person and continues the Contract.

You can take withdrawals from your Cumulative Withdrawal Value at any time. Any portion of a withdrawal you take on or after the Benefit Date that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal, and any portion that is greater than your Cumulative Withdrawal Value is an Excess Withdrawal. Each Cumulative Withdrawal must be at least $100, or your entire Cumulative Withdrawal Value.

Cumulative Withdrawals are not subject to a withdrawal charge and do not reduce your Withdrawal Charge Basis. Each Cumulative Withdrawal reduces your Contract Value and Cumulative Withdrawal Value on a dollar for dollar basis, and reduces the portion of the Traditional Death Benefit value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) by the percentage of Contract Value withdrawn.

If your Contract Value reduces to zero for any reason other than an Excess Withdrawal, we send you any remaining Cumulative Withdrawal Value and your Cumulative Withdrawal Benefit ends. Otherwise your Cumulative Withdrawal Benefit ends when your Lifetime Benefit ends.

Excess Withdrawals

Your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) only decreases if you take an Excess Withdrawal. For Contracts issued in Nevada, an Excess Withdrawal is a withdrawal you take on or after the Benefit Date in addition to your Lifetime Plus Payments. For Contracts issued in all other states, an Excess Withdrawal is any portion of a withdrawal you take on or after the Benefit Date that is greater than your Cumulative Withdrawal Value. Excess Withdrawals include any applicable withdrawal charge.

Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value. Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value. We also review how each partial Excess Withdrawal would hypothetically reduce your current annual maximum Lifetime Plus Payment. On the Business Day you take a partial Excess Withdrawal, if the current Benefit Base (after reduction for the Excess Withdrawal) multiplied by the age-based payment percentage as of the prior Benefit Anniversary is less than $100, you must withdraw the total remaining Contract Value. If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.

Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.

NOTE:

•
For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments, Cumulative Withdrawals and any Excess Withdrawals. If the RMD amount has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but not an Excess Withdrawal and it is not subject to a withdrawal charge.

•
For required annuitizations, if on the maximum permitted Income Date you are receiving Lifetime Plus Payments, we guarantee the following. For Contracts issued in Nevada, we pay you the greater of your Lifetime Plus Payment, or fixed Annuity Payments based on Contract Value under Annuity Option 1 or Annuity Option 3. For Contracts issued in all other states, we pay you the greater of your maximum Lifetime Plus Payment, or fixed Annuity Payments based on the greater of Contract Value or Cumulative Withdrawal Value under Annuity Option 1 or Annuity Option 3. If we pay you the maximum Lifetime Plus Payment on the maximum permitted Income Date, we also send you any remaining Cumulative Withdrawal Value. If you select any other Annuity Option, or if you choose variable Annuity Payments, these guarantees do not apply. For more information, see section 9, The Annuity Phase.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix D

AUTOMATIC ANNUAL LIFETIME PLUS PAYMENT INCREASES

We may change your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.

•
If the Contract Value at the end of the prior Business Day is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary) we increase next year’s annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%. In all states other than Nevada, this increase is only available if you took the annual maximum Lifetime Plus Payment during the prior Benefit Year.

•
If the current payment percentage multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment (or higher annual Lifetime Plus Payment in Nevada).

For Contracts issued in all states except Nevada: If your actual Lifetime Plus Payment is an exact dollar amount, an automatic annual payment increase does not increase your actual payment. However, if your actual Lifetime Plus Payment is a percentage of your annual maximum Income Advantage Payment, an automatic annual payment increase does increase your actual payment.

For Contracts issued in Nevada, if you receive an annual Lifetime Plus Payment increase we do not change the Lifetime Plus Benefit’s additional M&E charge. For Contracts issued in all other states, if you receive an annual Lifetime Plus Payment increase we increase the current additional M&E charge on the next fifth Benefit Anniversary (for example, on the fifth, tenth and fifteenth Benefit Anniversaries) that occurs on or after April 29, 2013 to 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for an annual payment increase in the future, but any new additional M&E charge cannot be greater than the maximum stated for your Lifetime Benefit at the beginning of this appendix. We send you written notice of this increase and provide you at least 30-days to decline the annual payment increase. If you decline the annual payment increase, you will not receive any future annual Lifetime Plus Payment increases, but you keep all previous increases (including this increase). If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we change the additional M&E charge on the 60th day after the current fifth Benefit Anniversary, or on the next Business Day if the 60th day is not a Business Day. If you accept an increase to your Lifetime Benefit’s additional M&E charge, then you continue to be eligible to receive future annual Lifetime Plus Payment increases.

If we change your Lifetime Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

NOTE: Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix D

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under your Lifetime Benefit, we restrict your Investment Option selection. When you selected your benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support your Lifetime Benefit’s guarantees and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base. We established your Contract’s Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them.

If you selected Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and your rider effective date is from January 26, 2009 until March 31, 2009: We require you to allocate 100% of your total Contract Value to Investment Option Group C.

If your rider effective date is before January 26, 2009:

•	You cannot allocate more than 25% of your total Contract Value to Investment Option Group A.

•	You cannot allocate more than 70% of your total Contract Value to Investment Option Group A and Group B.

•	We do not limit allocations to Investment Option Group C.

Group A Investment Options(1)
AZL Federated Clover Small Value Fund AZL Morgan Stanley Global Real Estate Fund AZL MVP Fusion Growth Fund AZL Oppenheimer Discovery Fund AZL Schroder Emerging Markets Equity Fund	AZL Small Cap Stock Index Fund Davis VA Financial Portfolio Franklin Founding Funds Allocation VIP Fund PIMCO VIT CommodityRealReturn Strategy Portfolio
(1)If your rider effective date is before January 26, 2009, the following are included in Investment Option Group C, and not in Group A: AZL MVP Fusion Growth Fund and Franklin Founding Funds Allocation VIP Fund.

Group B Investment Options
AZL BlackRock Capital Appreciation Fund
AZL Boston Company Research Growth Fund
AZL International Index Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund

AZL MFS Mid Cap Value Fund
AZL MFS Value Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Mid Cap Growth Fund
AZL S&P 500 Index Fund
Franklin Mutual Shares VIP Fund
PIMCO EqS Pathfinder Portfolio
Templeton Growth VIP Fund

Group C Investment Options
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL Invesco Equity and Income Fund
AZL Money Market Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL Pyramis Total Bond Fund
AZL T. Rowe Price Capital Appreciation Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio

Franklin High Income VIP Fund
Franklin Income VIP Fund
Franklin U.S. Government Securities VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond VIP Fund

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix D

We may add, remove or substitute Investment Options from this group. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option within a group is removed or substituted, we send your written notice 30 days before the removal or substitution date.

While your Lifetime Benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

WHEN A LIFETIME BENEFIT ENDS

Your Lifetime Benefit ends upon the earliest of the following.

•	Before the Benefit Date, the Business Day we process your request to remove your benefit from your Contract (the rider termination date).

•
Before the Benefit Date, the Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under “Covered Persons” in this appendix.

•	The older Covered Person’s 91st birthday if it occurs before the Benefit Date.

•	The Business Day before the Income Date you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by a Lifetime Plus Payment.

•	The Benefit Date or a Benefit Anniversary if the annual maximum Lifetime Plus Payment is less than $100.

•
The date of death of an Owner (or Annuitant if the Owner is a non-individual). However, if a federally recognized spouse is a Covered Person and continues this Contract, the Lifetime Benefit also continues.

•	The date of death of the last surviving Covered Person.

•	The Business Day the Contract ends.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix D

APPENDIX E – TARGET DATE BENEFITS

Version A Contracts that were issued on or prior to April 29, 2011 offered two different Target Date Benefits. Target Date Retirement Benefit was available from March 17, 2008 through January 23, 2009. Target Date 10 Benefit was available from January 26, 2009 through March 31, 2009. The additional M&E charge for these benefits during the Accumulation Phase is as follows. There is no additional M&E charge for these benefits during the Annuity Phase.

Optional Target Date Benefits	Contract Version	Available Dates	Additional M&E Charge(1) (as a percentage of each Investment Options’ net asset value)
Target Date Retirement Benefit	A	3/17/2008 - 1/23/2009	0.40%
Target Date 10 Benefit	A	1/26/2009 - 3/31/2009	0.55%
(1)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.

NOTE: Your Contract refers to both of these benefits as “Target Date Retirement Benefit Rider.” If your Contract has a minimum of ten Contract Years to the initial Target Value Date, then you have Target Date 10 Benefit; if the minimum is seven, you have Target Date Retirement Benefit.

Except as specified in this appendix, the same terms and conditions apply to each Target Date Benefit. Each Target Date Benefit provides, during the Accumulation Phase, a level of protection for your principal and any annual investment gains through the Target Value which is available at a future point you select, called the Target Value Date. The earliest initial Target Value Date you can select under Target Date 10 Benefit is the tenth Rider Anniversary and under Target Date Retirement Benefit it is the seventh Rider Anniversary. Each Rider Anniversary occurs on a Contract Anniversary. Additional Target Value Dates occur on every subsequent Rider Anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal.

There are several important points to note about Target Date Benefits.

•	Target Date Benefits do not guarantee Investment Option performance.

•	You cannot take a partial withdrawal from specific Investment Options if you have a Target Date Benefit.

•	If you have the No Withdrawal Charge Option, you can only remove a Target Date Benefit as discussed under “Removing a Target Date Benefit.”

•
We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Target Value.

•
You can only make additional Purchase Payments and participate in the automatic investment plan for the first three rider years. In addition, the flexible rebalancing program is not available while your Target Date Benefit is in effect. However, in all states except Massachusetts, these restrictions no longer apply once the benefit ends. For Contract issued in Massachusetts with a Target Date Benefit, you can only make additional Purchase Payments to the Contract for the first three Contract Years even if you subsequently remove your Target Date Benefit or move to another state. Contracts issued in Massachusetts with a Target Date Benefit are issued as limited purchase payment variable deferred annuity contracts.

•	The Target Value does not lock in any Contract Value gains that occur between Rider Anniversaries.

•	The Target Value does not provide any guarantee to your Contract Value before the initial Target Value Date, or during the period between Target Value Dates.

•	The last Business Day before each Target Value Date is the only day that we guarantee your Contract Value equals the Target Value.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix E

REMOVING A TARGET DATE BENEFIT

You can remove a Target Date Benefit from your Contract while the Contract Value is positive. If you have the No Withdrawal Charge Option, you can only remove a Target Date Benefit if you can simultaneously replace it with Income Protector (see section 11, Selection of Optional Benefits – Replacing Optional Benefits).

You can remove a Target Date Benefit by completing the appropriate form. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Contract Anniversary. On the rider termination date, we no longer assess the Target Date Benefit’s additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because the total M&E charge for the Contract changes, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.

On the rider termination date, the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.

TARGET VALUE DATES

Target Date Benefits guarantee that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this appendix). You selected the initial Target Value Date when you selected your benefit. The earliest available initial Target Value Date under Target Date Retirement Benefit is the seventh Rider Anniversary, and under Target Date 10 Benefit it is the tenth Rider Anniversary. The latest date under both benefits is the Rider Anniversary prior to the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual). Additional Target Value Dates occur on each subsequent Rider Anniversary after the initial Target Value Date while your benefit is in effect.

For example, you purchased a Contract with Target Date Retirement Benefit as the sole Owner on September 1, 2009 and you were age 70. The earliest available initial Target Value Date is December 1, 2016 and the latest date is December 1, 2029. If you select the earliest available initial date (December 1, 2016), subsequent Target Value Dates would occur on December 1st in 2017, 2018, 2019, etc.

At the end of the last Business Day before each Target Value Date if your Contract Value is less than the Target Value, we increase your Contract Value to equal the Target Value and your Target Value becomes the Contract Value. The last Business Day before each Target Value Date is the only day that we guarantee your Contract Value equals the Target Value. We notify you in writing at least 30 days in advance of each Target Value Date outlining the options available to you. On the last Business Day before each Target Value Date you can continue your Contract or withdraw some or all of your Contract Value. You are not required to take a withdrawal at this time. Any withdrawal you do take is subject to any applicable withdrawal charge and additional federal tax.

We allocate any Contract Value increase to your selected Investment Options based on the percentage of Contract Value in each Investment Option after we do quarterly Contract Value rebalancing. For tax purposes, we treat any Contract Value increase as earnings under the Contract. However, if the Contract Value on the last Business Day before each Target Value Date is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we treat some or all of the increase as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix E

Initial Target Value Date Resets

You can reset the initial Target Value Date before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Owner is a non-individual). Resets are only available if the Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the Rider Anniversary that we process your reset request. The earliest new initial Target Value Date is seven Rider Anniversaries after we process your request under Target Date Retirement Benefit, or ten Rider Anniversaries after we process your request under Target Date 10 Benefit. The latest available initial Target Value Date is the Rider Anniversary prior to the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding Rider Anniversary (or on the next Business Day if the Rider Anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a Rider Anniversary. If we receive your request outside this time period, we reject your request. The reset date is the Rider Anniversary that we process your request. On the reset date, we change the Target Value to equal the Contract Value determined at the end of the last Business Day before the reset date.

Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. To change your allocations on a reset, you must also change your future Purchase Payments allocation instructions and they must comply with the current maximum allowable allocations.

TARGET VALUE

The Target Value determines if you receive a Contract Value increase on each Target Value Date. We only calculate the Target Value while your benefit is in effect.

If the rider effective date is the Issue Date, the Target Value is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Target Value is initially equal to the Contract Value at the end of the prior Business Day. If you reset the initial Target Value Date, the Target Value is equal to the Contract Value at the end of the last Business Day before the reset date.

At the end of each Business Day, we adjust the Target Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Contract Anniversary, we compare the Target Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Target Value to equal this Contract Value if it is greater.

NOTE: For Bonus Option Contracts, bonus amounts are not included in the parts of the Target Value based on Purchase Payments until they are vested, and are also not included in the parts of this value that are based on Contract Value.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix E

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under your Target Date Benefit, we restrict your Investment Option selection. When you selected your benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support your Target Date Benefit’s guarantees, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.

We established your Contract’s Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them. We may add, remove or substitute Investment Options from these groups. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send your written notice 30 days before the removal or substitution date.

TABLE 1: Investment Option Groups
Group A(1)
AZL Federated Clover Small Value Fund AZL Morgan Stanley Global Real Estate Fund AZL MVP Fusion Growth Fund AZL Oppenheimer Discovery Fund AZL Schroder Emerging Markets Equity Fund	AZL Small Cap Stock Index Fund Davis VA Financial Portfolio Franklin Founding Funds Allocation VIP Fund PIMCO VIT CommodityRealReturn Strategy Portfolio
(1)If your rider effective date is before January 26, 2009:  AZL MVP Fusion Growth Fund and Franklin Founding Funds Allocation VIP Fund are included in the Group X Investment Options instead of in the Group A Investment Options.

Group B
AZL BlackRock Capital Appreciation Fund
AZL Boston Company Research Growth Fund
AZL International Index Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL MFS Mid Cap Value Fund

AZL MFS Value Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Mid Cap Growth Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
Frankklin Mutual Shares VIP Fund
PIMCO EqS Pathfinder Portfolio
Templeton Growth VIP Fund

Group X	Group Y
AZL DFA Multi-Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL Invesco Equity and Income Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income VIP Fund
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio

AZL Balanced Index Strategy Fund
AZL Money Market Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL Pyramis Total Bond Fund
Franklin High Income VIP Fund
Franklin U.S. Government Securities VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond VIP Fund

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix E

The maximum allowed Contract Value allocation for Investment Option Groups A, B and X is as follows. The minimum required Contract Value for Investment Option Group Y appears in Table 3 on the next page.

TABLE 2

Maximum % of Contract Value Allowed in the combined Investment Option Groups A, B and X
Based on the Number of Rider Years* to the Initial Target Value Date
and the Comparison of Contract Value (CV) to the Target Value (TV)

Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
28+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
24	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
23	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
22	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
21	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
20	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
19	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
18	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
17	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
16	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
15	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%
14	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%
13	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%
12	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%
11	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%
10	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%
9	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%
8	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%
7	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
6	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
5	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
4	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
3	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
2	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
1	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
Initial Target Value Date and beyond	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven rider years and four months away from your initial Target Value Date, in this table you are eight rider years from the initial Target Value Date.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix E

The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A, B and X as follows.

TABLE 3
When the maximum % of Contract Value allowed in the combined Groups A, B and X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in Groups A, B, X and Y. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.

If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 35% or less to the Investment Options in the combined Groups A, B and X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.

Determining the Maximum Allowed and Minimum Required Group Allocation

Combined Groups A, B and X. The new maximum allowed allocation for Groups A, B, and X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this appendix).

Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A, B and X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.

Combined Groups B and X. The new maximum allowed allocation for Groups B and X is the new maximum allowed allocation for Groups A, B and X, less the new required allocation for Group A, computed as described next in this appendix.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix E

Determining the Required Group Allocation

On the rider effective date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.

1.	Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.

2.
Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for combined Groups B and X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Groups B and X to equal the new maximum allowed allocation. We then take the excess from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowed allocation) and apply it to Group Y.

3.
Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.

a)
If your future allocation instructions for combined Groups B and X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Groups B and X, plus the excess from Group A, subject to the new maximum allowed allocation for the combined Groups B and X. We then apply any remaining excess allocation from Group A to Group Y.

b)
If your future allocation instructions for combined Groups B and X are greater than or equal to the new maximum allowed allocation for these groups, then we decrease the new required allocation for Groups B and X to equal the new maximum allowed allocation. We then take any excess allocation from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.

The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for combined Groups B and X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.

Determining the Required Allocation for Each Investment Option

We rebalance your Investment Options’ Contract Value on each Quarterly Anniversary using the formula: a x (b / c)

where:

a =	The new required group allocation for the current Quarterly Anniversary.

b =	The required allocation for each Investment Option at the end of the prior Business Day.

c =	The required group allocation at the end of the prior Business Day.

We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

NOTE:

•	For Bonus Option Contracts, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.

•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A, B and X by more than 15%.

•	Unless the maximum allowed allocation for combined Groups A, B, and X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.

•
We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.

•	Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A, B and X never increases.

•	If you allocate less than the maximum allowed to combined Groups A, B and X, you may be subject to fewer Investment Option reallocations.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix E

WHEN A TARGET DATE BENEFIT ENDS

Your Target Date Benefit ends upon the earliest of the following.

•	The Business Day we process your request to remove your benefit from your Contract (the rider termination date).

•
The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse (or civil union partner for riders issued in New Jersey) elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse (or civil union partner for riders issued in New Jersey) elects to receive payout of the death benefit, then your Target Date Benefit ends as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•	When the Contract ends.

APPENDIX F – PREVIOUS VERSIONS OF THE QUARTERLY VALUE DEATH BENEFIT

These are the only differences between the original Quarterly Value Death Benefit, the second Quarterly Value Death Benefit, and the Quarterly Value Death Benefit discussed in section 11.c (which was available on Version B Contracts issued from April 30, 2012 through April 26, 2013):

Original Quarterly Value Death Benefit	Second Quarterly Value Death Benefit
•Available on Version A Contracts issued from May 1, 2007 through April 30, 2010.	•Available on Version A Contracts issued from May 2, 2010 through April 29, 2011, and on Version B Contracts issued from May 2, 2011 through April 27, 2012.
• Did not require an Additional Required Benefit.	• Did require an Additional Required Benefit.

•If you remove the Additional Required Benefit you can continue to receive annual lock ins, and we continue to assess the additional 0.30% M&E charge for the Quarterly Value Death Benefit after the Additional Required Benefit’s rider termination date.

For both the original Quarterly Value Death Benefit, and second Quarterly Value Death Benefit, the end date occurs on the earliest of:

•	the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual); or

•	the end of the Business Day during which we first receive in Good Order at our Service Center the death benefit payment option and due proof of death.

APPENDIX G – SHORT WITHDRAWAL CHARGE OPTION

The Short Withdrawal Charge Option was available on Version A Contracts issued from May 1, 2007 through April 29, 2011, and on Version B Contracts issued from May 2, 2011 through July 23, 2012.

The Short Withdrawal Charge Option shortens the Base Contract’s withdrawal charge period from seven to four years. You cannot remove the Short Withdrawal Charge Option from your Contract and the benefit ends when the Accumulation Phase ends. The Short Withdrawal Charge Option carries an additional M&E charge of 0.25% during the Accumulation Phase assessed against the Investment Options’ net asset value.

The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.

Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
Short Withdrawal Charge Option
0	8.5%
1	7.5%
2	5.5%
3	3%
4 years or more	0%

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix F and G

APPENDIX H – NO WITHDRAWAL CHARGE OPTION

The No Withdrawal Charge Option was available on Version A Contracts issued from March 17, 2008 through March 31, 2009, and then again from July 22, 2009 through April 29, 2011. The No Withdrawal Charge Option was also available on Version B Contracts issued from May 2, 2011 through July 23, 2012.

The No Withdrawal Charge Option eliminates the Base Contract’s withdrawal charge. You cannot remove the No Withdrawal Charge Option from your Contract and the benefit ends when the Accumulation Phase ends. The No Withdrawal Charge Option carries an additional M&E charge of 0.35% during the Accumulation Phase assessed against the Investment Options’ net asset value.

NOTE: The No Withdrawal Charge Option required selection of an Additional Required Benefit, and you can only remove the Additional Required Benefit if we increase its rider charge, or you can simultaneously replace it with another Additional Required Benefit. Removing an Additional Required Benefit because we increase its rider charge does not end the No Withdrawal Charge Option.

APPENDIX I – INCOME FOCUS

Income Focus (05.12) was available from April 30, 2012 through July 20, 2012 on Version B Contracts. Income Focus (07.12) was available from July 23, 2012 through April 24, 2015 on Version B Contracts. Income Focus has a rider charge that we deduct from your Contract Value (and Bonus Value, if applicable) during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Total Income Value. For information on how we calculate and deduct the rider charge, and when we deduct the final rider charge, see section 7, Expenses – Rider Charge.

Rider Charge
	Maximum	Minimum	Current
Income Focus(1) (05.12) and (07.12) Single Income Focus Payments (as a percentage of the Total Income Value) Joint Income Focus Payments (as a percentage of the Total Income Value)	2.75% 2.95%	0.50% 0.50%	1.30% 1.30%
(1)
If you select the Charge Lock Option rider, the rider charge for Income Focus is fixed at the rate in effect on the Charge Lock Date. You will continue to pay the rider charge after the Charge Lock Date as long as Income Focus is in effect and your Contract Value is positive.

We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.50%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases. Alternatively, you can instead reject this charge increase and all future rider charge changes by selecting the Charge Lock Option rider. The Charge Lock Option rider allows you to keep your benefit at the current rider charge, but with reduced guaranteed values and payments, and no opportunity for future payment increases or future rider charge decreases. For information on how we deduct the rider charge from your Contract, please see section 7, Expenses – Rider Charge.

We designed Income Focus Payments to last for the lifetime of the Covered Person(s). If you do not begin Income Focus Payments before all Covered Persons die or are removed from the Contract, Income Focus ends and you will not receive any payments. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. Income Focus Payments are available once the younger Covered Person reaches age 60 and before the older Covered Person reaches age 91. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Income Focus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix H and I

REMOVING INCOME FOCUS

You can remove Income Focus from your Contract while the Contract Value is positive. If you have the No Withdrawal Charge Option, you can only remove Income Focus if we increase the rider charge, or if you simultaneously replace it with Investment Protector. Removing Income Focus because we increase the rider charge does not end the No Withdrawal Charge Option.

You can remove Income Focus by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.

If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.

If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.

You must transfer your Contract Value out of Income Focus’ Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.

On the rider termination date Income Focus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.

INCOME FOCUS PAYMENT OVERVIEW

Your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. Each Income Value is equal to one or more of your Purchase Payments received in a Rider Year, adjusted for any partial withdrawals as discussed under “Income Values.” Each Income Value has an associated Income Value Percentage. Each Income Value Percentage is initially based on the Covered Person’s age at the time you selected Income Focus as set out in the following tables.

Income Focus (07.12) Initial Income Value Percentage Table
Age of the Covered Person on the Rider Effective Date for single Income Focus Payments	Initial Income Value Percentage	Age of the younger Covered Person on the Rider Effective Date for joint Income Focus Payments	Initial Income Value Percentage
45 – 64	3.25%	45 – 64	2.75%
65 – 79	3.75%	65 – 79	3.25%
80+	4.75%	80+	4.25%

Income Focus (05.12) Initial Income Value Percentage Table
Age of the Covered Person on the Rider Effective Date for single Income Focus Payments	Initial Income Value Percentage	Age of the younger Covered Person on the Rider Effective Date for joint Income Focus Payments	Initial Income Value Percentage
45 – 64	3.75%	45 – 64	3.25%
65 – 79	4.25%	65 – 79	3.75%
80+	5.25%	80+	4.75%
Income Value Percentages can increase by 1% annually based on positive Contract Value performance from one Rider Anniversary or Benefit Anniversary to the next (determined after the deduction of all Contract fees and expenses) as discussed under “Income Value Percentages and Performance Increases.” A Benefit Anniversary is a twelve-month anniversary of the Benefit Date that Income Focus Payments begin. You can receive the 1% Performance Increases both before and after you begin receiving Income Focus Payments. Before payments begin, the first Income Value is eligible for a Performance Increase on the first Rider Anniversary and any subsequent Income Values are eligible for Performance Increases on the second Rider Anniversary after they are established.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix I

The annual maximum Income Focus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Income Focus Payment. If you take less than 100% of your annual maximum Income Focus Payment in a Benefit Year, you are not eligible to receive a Performance Increase in the next Benefit Year. For more information, see “Income Value Percentages and Performance Increases.”

Example

Assume you purchase a Contract with Income Focus at age 60 with a $100,000 initial Purchase Payment, and you are the sole Covered Person. Your first Income Value is this initial Purchase Payment and its associated Income Value Percentage based on the table is 3.75%. At this time your annual maximum Income Focus Payment would be $3,750 (3.75% x $100,000).

On the first Rider Anniversary (which is also the first Contract Anniversary) if your Contract Value after deduction of all fees and expenses is greater than your initial Purchase Payment, we apply a 1% Performance Increase to your first Income Value Percentage, so it is now 4.75%. At this time your annual maximum Income Focus Payment would be $4,750 (4.75% x $100,000).

If you make a series of additional Purchase Payments in the second Rider Year totaling $5,000, we establish a second Income Value equal to these payments, and a second Income Value Percentage which is initially equal to 3.75%. This second Income Value is not eligible for a Performance Increase until the third Rider Anniversary. At this time your annual maximum Income Focus Payment would be $4,937.50 [(4.75% x $100,000) + (3.75% x $5,000)].

TOTAL INCOME VALUE

The Total Income Value determines your rider charge and is equal to the sum of all Income Values.

INCOME VALUES

Income Values help determine both your rider charge and your annual maximum Income Focus Payment. The greater the total Income Values, the greater the annual maximum Income Focus Payment.

For each period, we establish a new Income Value on the Business Day we first receive a Purchase Payment. We establish Income Values during the first Rider Year as follows.

•
If the Rider Effective Date is the Issue Date, the first Income Value is equal to all Purchase Payments received before the first Quarterly Anniversary. If you make any additional Purchase Payments on or after the first Quarterly Anniversary and before the first Rider Anniversary we add them together and establish a new Income Value.

•
If the Rider Effective Date occurs after the Issue Date, the first Income Value is initially equal to the Contract Value at the end of the prior Business Day. If you make any additional Purchase Payments during the first Rider Year we add them together and establish a new Income Value.

If you make additional Purchase Payments in subsequent Rider Years, we establish a new Income Value each Rider Year. We establish each Income Value on the Business Day we receive the first Purchase Payment in a Rider Year; we add any additional Purchase Payments we receive during the same Rider Year to the existing Income Value.

Each Business Day before the Benefit Date, if you take a withdrawal, we reduce each Income Value by the percentage of Contract Value withdrawn. Each Business Day on or after the Benefit Date, if you take an Excess Withdrawal we reduce each Income Value by the percentage of Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include Income Focus Payments or amounts we withdraw for other Contract charges.

NOTE: For Contracts with the Bonus Option, bonus amounts are not included in the Income Values or Total Income Value. However, vested bonus amounts are included in the Performance Increase calculation.

INCOME VALUE PERCENTAGES AND PERFORMANCE INCREASES

Income Value Percentages help determine your annual maximum Income Focus Payment. The higher the Income Value Percentage, the greater the annual maximum Income Focus Payment.

Each Income Value has an associated Income Value Percentage. We determine your initial Income Value Percentage for each Income Value by using the Initial Income Value Percentage Table as discussed in “Income Focus Payment Overview.”

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix I

On each Rider Anniversary before the Benefit Date, and on each Benefit Anniversary after the Benefit Date if you took the entire annual maximum Income Focus Payment during the prior year, you receive a Performance Increase of 1%to each Income Value Percentage associated with an eligible Income Value if the Contract Value (or Bonus Value if you select the Bonus Option) increases as discussed next in this section. Before the Benefit Date, each Income Value is eligible for a Performance Increase on the second Rider Anniversary that occurs after we establish it. On the first Rider Anniversary, only the first Income Value is eligible for a Performance Increase. Performance Increases are not available once the older Covered Person reaches age 91.

Performance Increases On or Before the Benefit Date

On each Rider Anniversary you receive a 1% Performance Increase if your Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than your Contract Value at the end of the last Business Day before the prior Rider Anniversary (or Rider Effective Date if this is the first Rider Anniversary). Before we make this comparison, if we received any Purchase Payments during the last Rider Year we subtract these payments from the Contract Value we determined at the end of the prior Business Day.

However, if you selected Income Focus at issue and this is the first Rider Anniversary, you receive a Performance Increase if your Contract Value at the end of the prior Business Day less any Purchase Payments received on or after the first Quarterly Anniversary is greater than the total Purchase Payments received before the first Quarterly Anniversary.

Performance Increases After the Benefit Date

On each Benefit Anniversary you receive a Performance Increase if your Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than your Contract Value at the end of the last Business Day before the prior Benefit Anniversary (or Benefit Date if this is the first Benefit Anniversary).

NOTE:

•	Performance Increases are not available once the older Covered Person reaches age 91.

•	After the Benefit Date Performance Increases are only available while your Contract Value is positive and if you took your annual maximum Income Focus Payment during the last Benefit Year.

•
If we increased the Contract Value to equal the death benefit due to a spousal continuation of the Contract during the last Rider Year or Benefit Year, we also subtract the amount of this increase from the Contract Value on the next Rider Anniversary or Benefit Anniversary when determining Performance Increases.

•
For Contracts with the Bonus Option, we include any unvested Bonus amounts when determining Performance Increases. So when we compute a Performance Increase, each Purchase Payment includes its associated bonus and we use Bonus Values instead of Contract Values.

REQUESTING INCOME FOCUS PAYMENTS

You request Income Focus Payments by completing a payment election form. Income Focus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Income Focus Payments to begin. You cannot submit this form until the younger Covered Person reaches age 60, or once the older Covered Person reaches age 91.

We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Income Focus Payment and begin making annual payments to you on the next available Benefit Date.

If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Income Focus Payments begin, you will have paid for the benefit without receiving any of its advantages.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix I

Once Income Focus Payments begin:

•	You cannot take new Partial Annuitizations.

•	You cannot make additional Purchase Payments, therefore the Traditional Death Benefit Value (if applicable) no longer increases.

•	Any active automatic investment plan and/or systematic withdrawal program ends.

•	The free withdrawal privilege is not available.

•	You can only remove Income Focus while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.

•	You can only change the Owner if you selected joint Income Focus Payments and:

–	an Owner dies and the spouse continues the Contract, or

–
you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner. In Florida, Ohio, Oregon, or Wisconsin we cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Focus ends.

•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.

•	If you have the Quarterly Value Death Benefit, its additional M&E charge continues as indicated in section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

•	If you take a Full Annuitization, Income Focus Payments stop and Income Focus ends.

•
The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Income Focus Payment, Excess Withdrawal, and any Contract charges we deduct.

•
Income Focus Payments do not reduce your Income Values, but Excess Withdrawals reduce the annual maximum Income Focus Payment and each Income Value by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Income Focus Payments stop and Income Focus ends.

•
Each Income Focus Payment and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).

•
Any part of your annual maximum Income Focus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.

•
You may receive a Performance Increase to Income Value Percentages on every Benefit Anniversary before the older Covered Person reaches age 91. Performance Increases increase your annual maximum Income Focus Payment.

CALCULATING YOUR INCOME FOCUS PAYMENTS

The annual maximum Income Focus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date and each subsequent Benefit Anniversary, your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. On the Benefit Date, if your initial annual maximum Income Focus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages. For example, assuming a single Income Value and an Income Value Percentage of 6.25%, if you take withdrawals that reduce the Income Value to less than $1,600, this would result in an initial Income Focus Payment of less than $100.

You can receive Income Focus Payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.

You can change your payment frequency once each Benefit Year while your Contract Value is positive. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix I

The annual maximum Income Focus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Income Focus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Income Focus Payment you receive is equal to the annual actual Income Focus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Income Focus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.

If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.

Once Income Focus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Income Focus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.

We deduct each Income Focus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this section.

Excess Withdrawals

Your annual maximum Income Focus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Income Focus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Income Focus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for other Contract charges.

For example, assume your annual maximum Income Focus Payment is $2,000 and you take an annual actual Income Focus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Income Focus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Income Focus Payment and the next $200 to be an Excess Withdrawal.

Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.

Excess Withdrawals reduce each Income Value on the Business Day we process the withdrawal, but they do not reduce your annual maximum Income Focus Payment until the next Benefit Anniversary after the withdrawal. If partial Excess Withdrawals reduce your annual maximum Income Focus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.

NOTE:

•
For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Income Focus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.

•
For required annuitization, if on the maximum permitted Income Date you are receiving Income Focus Payments, we guarantee to pay you the greater of your maximum Income Focus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose variable Annuity Payments, this guarantee does not apply. For more information, see section 9, The Annuity Phase.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix I

TAXATION OF INCOME FOCUS PAYMENTS

We treat Income Focus Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of Lifetime Payments.

CHARGE LOCK OPTION

If we increase Income Focus’ rider charge, you can reject this charge increase and all future rider charge changes by selecting the Charge Lock Option rider. You keep Income Focus at the current rider charge, but we subtract 1% from all your Income Value Percentages, and you have no opportunity for future Performance Increases or future rider charge decreases.

We notify you in writing at least 30 days in advance of any increase to your rider charge. The notice will include information on the amount of increase to your rider charge, and the options available to you (accept the rider charge increase, remove Income Focus from your contract, or select the Charge Lock Option rider). If you are interested in the Charge Lock Option rider we ask you to either contact your Financial Professional or call us and we will send you the Charge Lock Option selection form and a copy of this prospectus.

After we receive your selection form in Good Order at our Service Center, the Charge Lock Option becomes effective on the Quarterly Anniversary that we are scheduled to increase the rider charge (or on the next Business Day if the Quarterly Anniversary is not a Business Day). To be in Good Order, we must receive your selection form no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary that we are to increase the rider charge. If we receive your selection form after this date and time we do not add the Charge Lock Option rider to your Contract and we increase your rider charge, but we make no other changes to your Contract. If we do not receive your selection form in time, you can either keep Income Focus at the increased rider charge, or you can make a separate request to remove it on the next Quarterly Anniversary and you will be subject to the increased rider charge until you remove Income Focus from your Contract. If you choose to keep Income Focus and we increase your rider charge in the future, the Charge Lock Option rider will again be available to you at that time, and will be based upon your then-current rider charges.

If you select the Charge Lock Option rider, Income Focus’s rider charge does not change on or after the Charge Lock Date, the Quarterly Anniversary or the next Business Day if that day is not a Business Day, that we would have otherwise increased your rider charge.

If you select the Charge Lock Option rider, you do not receive any Performance Increases after the Last Performance Increase Date. We determine the Last Performance Increase Date as follows.

If the Charge Lock Date is…	the Last Performance Increase Date is…
before the Benefit Date	the earlier of the Benefit Date, or the Rider Anniversary on or immediately after the Charge Lock Date
the Benefit Date	the Benefit Date
after the Benefit Date	the Benefit Anniversary that occurs on or immediately after the Charge Lock Date
If your Contract Value is zero on the Last Performance Increase Date, the Charge Lock Option rider ends and we make no change to Income Focus or your Income Focus Payments. If your Contract Value is positive on the Last Performance Increase Date, we reduce your benefits as follows.

If the Last Performance Increase Date is on or before the Benefit Date

•
If the Last Performance Increase Date is a Rider Anniversary before the Benefit Date, we first apply a Performance Increase to each eligible Income Value Percentage if your Contract Value (or Bonus Value, if applicable) has increased.

•
Next we subtract 1% from each Income Value Percentage, including the initial Income Value Percentage for any new Income Values you establish in the future. After this date your Income Value Percentages will not increase.

•
Then on the Benefit Date we calculate your annual maximum Income Focus Payment using these reduced Income Value Percentages. Your annual maximum Income Focus Payments will not increase after this date.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix I

If the Last Performance Increase Date is a Benefit Anniversary

•	We first apply Performance Increases to each Income Value Percentage if your Contract Value (or Bonus Value, if applicable) has increased, and then we subtract 1% from each Income Value Percentage.

•	Next we calculate your annual maximum Income Focus Payment using these reduced Income Value Percentages. Your annual maximum Income Focus Payments will not increase after this date.

•
If your reduced annual maximum Income Focus Payment is $100 or more, we verify that your annual actual Income Focus Payment meets our minimum requirements (it must be either zero, or $100 or more – you cannot request an actual payment of $50). If it is not, we ask you to change either the payment amount, or the frequency.

A hypothetical example showing how Income Focus may be affected if you select the Charge Lock Option rider is provided in Appendix K.

The Charge Lock Option rider ends on the earlier of the Business Day Income Focus ends, or the Last Performance Increase Date if you Contract Value equals zero.

NOTE:
•	Your Contract Value will continue to fluctuate with Investment Option performance after the Charge Lock Date.

•	The Charge Lock Option rider is not available in Illinois and may not be available through all broker dealers. For more information, please contact us or your Financial Professional.

•
If you select the Charge Lock Option rider, the reduction to Income Focus’ benefits may be significant, and you may be better off either accepting the rider charge increase, or removing Income Focus from your Contract. You should consult with your Financial Professional before selecting the Charge Lock Option rider.

•	For Charge Lock Option riders issued in all states except Pennsylvania: Once you select the Charge Lock Option rider, you cannot later remove it from your Contract.

•
For Charge Lock Option riders issued in Pennsylvania: If you change your mind about having the Charge Lock Option rider, you can return the rider within ten days after receiving it and we treat it as if it had never been issued. If you return the Charge Lock Option rider this means we will increase your rider charge, but we will not reduce your Income Value Percentages.

•
If you select the Charge Lock Option rider before Income Focus Payments begin, then request to begin payments before the Last Performance Increase Date, you give up the opportunity to receive one last Performance Increase, which may further reduce your Income Focus Payments.

•
If you select the Charge Lock Option rider and the reduction to your Income Value Percentages causes your annual maximum Income Focus Payment to be less than $100, Income Focus ends. If this occurs on the Benefit Date, you will have paid for Income Focus without receiving any of its advantages.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under Income Focus, we restrict your Investment Option selection and require you to allocate your Contract Value to the Investment Options listed below. By selecting this benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Focus’s guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Performance Increases.

Income Focus (05.12) and (07.12) available Investment Options
AZL MVP Balanced Index Strategy Fund
AZL MVP BlackRock Global Allocation Fund
AZL MVP Franklin Templeton Founding Strategy Plus Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund AZL MVP Invesco Equity and Income Fund AZL MVP T. Rowe Price Capital Appreciation Fund PIMCO VIT Global Multi-Asset Managed Volatility Portfolio
We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals or substitutions. When an Investment Option within this list is removed or substituted, we send you written notice 30 days before the removal or substitution date.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix I

While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions if they comply with the restrictions stated here. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

WHEN INCOME FOCUS ENDS

Income Focus ends on the earliest of the following.

•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).

•
For riders issued in all states except California and New Jersey, the Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under “Covered Persons” in section 2.

•	The older Covered Person’s 91st birthday if it occurs before the Benefit Date.

•	The Business Day before the Income Date you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by an Income Focus Payment.

•
The Benefit Date or a Benefit Anniversary if the annual maximum Income Focus Payment is less than $100. However, this does not apply if you have the Charge Lock Option rider, your Last Performance Increase Date is the Benefit Date or a Benefit Anniversary, and on the Last Performance Increase Date your annual maximum Income Focus Payment becomes less than $100.

•
Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Focus also continues. In New Jersey, if a surviving civil union partner is the sole Beneficiary and takes the additional death benefit payment option described in the Contract, Income Focus ends on the Business Day before the Income Date.

•	The date of death of the last surviving Covered Person.

•	The Business Day the Contract ends.

NOTE FOR RIDERS ISSUED IN CALIFORNIA AND NEW JERSEY: An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Focus ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Focus ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Focus ends on the Business Day we receive his or her Valid Claim. For riders issued in New Jersey involving civil union partners, Income Focus and Income Focus Payments may end even earlier because Contract continuation is not allowed for a surviving civil union partner. This means that Income Focus Payments may end even if a Covered Person is still alive.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix I

APPENDIX J – PREVIOUS VERSIONS OF INCOME PROTECTOR AND INVESTMENT PROTECTOR

The benefit version identifier (for example, (05.11)) is located in your rider.

INCOME PROTECTOR

Benefit Version	Current rider charge	Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages used to calculate annual maximum Lifetime Plus Payments
Income Protector (10.12) available on Contract Version A(1) and B from October 15, 2012 through April 24, 2015	1.20% for single and joint Lifetime Plus Payments	6%, which is 1.5% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person’s age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%
Income Protector (07.12) available on Contract Version A(1) and B from July 23, 2012 through October 12, 2012	1.10% for single and joint Lifetime Plus Payments	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person’s age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%
Income Protector (05.12) available on Contract Version A(1) and B from April 30, 2012 through July 20, 2012	1.40% for single and joint Lifetime Plus Payments	7%, which is 1.75% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person’s age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%
Income Protector (01.12) available on Contract Version A and B from January 23, 2012 through April 27, 2012 in all states except Oregon, and from February 22, 2012 through April 27, 2012 in Oregon only	1.40% for single and joint Lifetime Plus Payments	8%, which is 2% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person’s age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%
Income Protector (05.11) available on Contract Version A and B from May 2, 2011 through January 20, 2012 in all states except Oregon, and from May 2, 2011 through February 21, 2012 in Oregon only	1.35% for single Lifetime Plus Payments, and 1.50% for joint	8%, which is 2% applied quarterly	30	Age of Covered Person for single Lifetime Plus Payments, or age of younger Covered Person for joint Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%
Income Protector (05.10) available on Contract Version A from May 3, 2010 through April 29, 2011	1.35% for single Lifetime Plus Payments, and 1.50% for joint	8%, which is 2% applied quarterly	20	Age of Covered Person for single Lifetime Plus Payments, or age of younger Covered Person for joint Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%
Income Protector (08.09) available on Contract Version A from July 22, 2009 through April 30, 2010	1.35% for single Lifetime Plus Payments, and 1.50% for joint	8%, which is 2% applied quarterly	20	Age of Covered Person for single Lifetime Plus Payments, or age of younger Covered Person for joint Lifetime Plus Payments 65 – 79 4.5% 80+ 5.5%
(1)	Available on Version A Contracts issued on or after April 1, 2009.

NOTE:

•	The minimum exercise age that Lifetime Plus Payments can begin is the youngest age listed in these Payment Percentages tables.

•	On the Rider Effective Date we establish your Contract’s Annual Increase Percentage, Guarantee Years, and Payment Percentages and we cannot change these values while your benefit is in effect.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix J

The available Investment Options for Income Protector (05.11), (05.10) and (08.09) are different than what is stated in section 11.a, and are as follows:

Income Protector (05.11), (05.10) and (08.09) available Investment Options
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Enhanced Bond Index Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL Invesco Equity and Income Fund
AZL MetWest Total Return Bond Fund
AZL Money Market Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Fund
AZL Pyramis Total Bond Fund
BlackRock Global Allocation V.I. Fund

Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin High Income VIP Fund
Franklin Income VIP Fund
Franklin U.S. Government Securities VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
RCM Dynamic Multi-Asset Plus VIT Portfolio
Templeton Global Bond VIP Fund

INVESTMENT PROTECTOR

Benefit Version	Current rider charge	Earliest Anniversary used to determine the initial Target Value Date	Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
Investment Protector (07.13) available on Contract Version A(1) and B from July 22, 2013 through April 24, 2015	1.30%	Tenth Rider Anniversary	Fifth Rider Anniversary	80%
Investment Protector (07.12) available on Contract Version A(1) and B from July 9, 2012 through July 19, 2013	1.30%	Tenth Rider Anniversary	Fifth Rider Anniversary	100%
Investment Protector (01.12) available on Contract Version A(1) and B from April 30, 2012 through July 6, 2012, and on Contract Version A and B from January 23, 2012 through April 27, 2012	1.30%	Tenth Rider Anniversary	Fifth Rider Anniversary	100%
Investment Protector (05.10) available on Contract Version A and B from May 3, 2010 through January 20, 2012	1.25%	Tenth Rider Anniversary	Fifth Rider Anniversary	100%
Investment Protector (08.09) available on Contract Version A from July 22, 2009 through April 30, 2010	1.15%	Tenth Rider Anniversary	Fifth Rider Anniversary	95%
(1)	Available on Version A Contracts issued on or after April 1, 2009.

NOTE:  On the Rider Effective Date we establish your Contract’s Earliest Anniversary, Future Anniversary, and Guarantee Percentage, and we cannot change these values while your benefit is in effect.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix J

For Investment Protector (01.12), (05.10), and (08.09), the Investment Option Groups and information on Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing are different than what is stated in section 11.b, and are as follows:

TABLE 1: Investment Protector Investment Option Groups
Group A
AZL Federated Clover Small Value Fund AZL Morgan Stanley Global Real Estate Fund AZL MVP Fusion Growth Fund AZL Oppenheimer Discovery Fund AZL Schroder Emerging Markets Equity Fund	AZL Small Cap Stock Index Fund Davis VA Financial Portfolio Franklin Founding Funds Allocation VIP Fund PIMCO VIT CommodityRealReturn Strategy Portfolio
Group B/X
AZL Balanced Index Strategy Fund
AZL BlackRock Capital Appreciation Fund
AZL Boston Company Research Growth Fund
AZL DFA Multi-Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL International Index Fund
AZL Invesco Equity and Income Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL MFS Mid Cap Value Fund
AZL MFS Value Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Mid Cap Growth Fund

AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL NFJ International Value Fund
AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
Allianz NFJ Dividend Value VIT Portfolio
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
PIMCO EqS Pathfinder Portfolio
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
Templeton Growth VIP Fund

Group Y
AZL Enhanced Bond Index Fund
AZL MetWest Total Return Bond Fund
AZL Money Market Fund
AZL Pyramis Total Bond Fund
Franklin High Income VIP Fund
Franklin U.S. Government Securities VIP Fund
JP Morgan Insurance Trust Core Bond Portfolio
MFS VIT Research Bond Portfolio

PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond VIP Fund

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix J

On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in Groups A and B/X based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then use Table 2 value in the first column of Table 3 on the next page to determine the maximum Contract Value you can allocate to Investment Options in Group A and the minimum required in Group Y. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in Groups A and B/X, up to 20% in Group A, and you must have at least 30% in Group Y.

TABLE 2 : Investment Protector
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix J

The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A and B/X as follows.

TABLE 3: Investment Protector
When the maximum % of Contract Value allowed in Groups A and B/X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
30%	5%	70%
25%	5%	75%
20%	5%	80%
15%	5%	85%
10%	5%	90%
You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in Groups A, B/X, and Y. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.

If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 10% or less to the Investment Options in the combined Groups A and B/X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.

Determining the Maximum Allowed and Minimum Required Group Allocation

Combined Groups A and B/X. The new maximum allowed allocation for Groups A and B/X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this section).

Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A and B/X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.

Group B/X. The new maximum allowed allocation for Group B/X is the new maximum allowed allocation for Groups A and B/X, less the new required allocation for Group A, computed as described next in this section.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix J

Determining the Required Group Allocation

On the Rider Effective Date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.

1.	Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.

2.
Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for Group B/X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Group B/X to equal the new maximum allowed allocation. We then take the excess from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowed allocation) and apply it to Group Y.

3.
Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.

a)
If your future allocation instructions for Group B/X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Group B/X, plus the excess from Group A, subject to the new maximum allowed allocation for the Group B/X. We then apply any remaining excess allocation from Group A to Group Y.

b)
If your future allocation instructions for Group B/X are greater than or equal to the new maximum allowed allocation for this group, then we decrease the new required allocation for Group B/X to equal the new maximum allowed allocation. We then take any excess allocation from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.

The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for Group B/X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.

Determining the Required Allocation for Each Investment Option

We rebalance your Investment Options’ Contract Value on each Quarterly Anniversary using the formula: a x (b / c)

where:

a =	The new required group allocation for the current Quarterly Anniversary.

b =	The required allocation for each Investment Option at the end of the prior Business Day.

c =	The required group allocation at the end of the prior Business Day.

We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

NOTE:

•	For Contracts with the Bonus Option, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.

•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A and B/X by more than 15%.

•	Unless the maximum allowed allocation for combined Groups A and B/X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.

•
We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.

•	Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A and B/X never increases.

•	If you allocate less than the maximum allowed to combined Groups A and B/X, you may be subject to fewer Investment Option reallocations.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix J

APPENDIX K – CHARGE LOCK OPTION EXAMPLES

These hypothetical examples show how Income Protector and Income Focus may be affected if you select the Charge Lock Option rider. These examples are intended to help you understand the Charge Lock Option rider and are not intended to display values specific to any Contract.

INCOME PROTECTOR

This hypothetical example assumes you have yet not begun Lifetime Plus Payments, and do not choose to do so on the Charge Lock Date. Your Benefit Base on the Charge Lock Date (which is also your Last Increase Date) is $100,000, and the simple interest on your Annual Increase is 6%. Your current Income Protector rider charge is 1.20%, and we notify you that we intend to increase your rider charge to 1.45%. Assuming your Contract Value is never greater than your Annual Increase, the amount you would pay for the rider charge for one year would be $1,227 based on a 1.20% rider charge and a 6% simple interest increase to the Benefit Base. You are the only Covered Person, your current age is 66, and the current payment percentage for ages 65-79 is 4.5%.

If you accept the rider charge increase, your Annual Increase continues receiving 6% annual simple interest, 1.5% each quarter. Assuming your Contract Value is never greater than your Annual Increase, your Benefit Base on the next rider anniversary will be $106,000 and the available annual maximum Lifetime Plus Payment at that time would be $4,770 (4.5% x $106,000). The amount you pay for the annual rider charge for this next year will increase to $1,483 based on the 6% simple interest increase to your Benefit Base and the increase to the rider charge.

If instead you select the Charge Lock Option rider, we subtract 1% from the current payment percentage, so the new payment percentage for ages 65-79 will be 3.5%. Your Annual Increase will not receive simple interest after the Charge Lock Date. If you were to exercise Income Protector your annual maximum Lifetime Plus Payment will be $3,500 (3.5% x $100,000). This is a loss in payment of $1,270, and these Lifetime Plus Payments can never increase. Finally, the amount you pay for the annual rider charge will be $1,200 (1.20% x $100,000) and your rider charge percentage will never change.

In this example, if you select the Charge Lock Option rider instead of accepting the rider charge increase, your rider charge does not increase ($283 savings). However, your Lifetime Plus Payment decreases by $1,270.

INCOME FOCUS

This hypothetical example assumes you are the sole Covered Person, and you have already begun taking Income Focus Payments. On the Last Performance Increase Date you have one Income Value of $100,000 and its Income Value Percentage after application of the Performance Increase is 5.75%, so your annual maximum Income Focus Payment is $5,750 (5.75% x $100,000). Your current Income Focus rider charge is 1.30%, and we notify you that we intend to increase your rider charge to 1.55%. The amount you are currently paying for the annual rider charge before the increase is $1,300 (1.30% x $100,000).

If you accept the rider charge increase, your Income Value Percentage continues to be eligible for future Performance Increases and, assuming you take no Excess Withdrawals, you continue to be eligible to receive an annual maximum Income Focus Payment of at least $5,750 (5.75% x $100,000) for the rest of your life. The amount you pay for the annual rider charge will increase to $1,550 (1.55% x $100,000).

If instead you select the Charge Lock Option rider, we reduce your Income Value Percentage to 4.75%, which reduces your annual maximum Income Focus to $4,750 (4.75% x $100,000). This is a loss in payment of $1,000, and these Income Focus Payments can never increase. The amount you pay for the annual rider charge remains $1,300 and your rider charge percentage will never change.

In this example, if you select the Charge Lock Option rider instead of accepting the rider charge increase, your rider charge does not increase ($250 savings). However, your Income Focus Payment decreases by $1,000.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix K

APPENDIX L – ADDITIONAL EXPENSE EXAMPLES

The expense examples contained in the Fee Tables reflect the most expensive combination of benefits that are available to an Owner selecting a new benefit. However, for Contracts with the previously available Income Focus Rider, in example 1 (if you surrender your Contract) and example 3 (if you do not surrender your Contract), the most expensive combination of benefits in Year 1 are for the Base Contract with Bonus Option, Quarterly Value Death Benefit and Income Focus with joint payments (8.5% declining withdrawal charge, 2.00% M&E charge and a maximum rider charge of 2.95%). Here are additional example 1 and example 3 figures for these Contracts.

1)	If you surrender your Contract (take a full withdrawal) at the end of each time period.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
2.95% (the maximum Investment Option operating expense)	$1,705	$3,365	$4,810	$7,806
0.49% (the minimum Investment Option operating expense)	$1,457	$2,665	$3,714	$5,972
3)	If you do not surrender your Contract.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
2.95% (the maximum Investment Option operating expense)	$855	$2,515	$4,110	$7,806
0.49% (the minimum Investment Option operating expense)	$607	$1,815	$3,014	$5,972

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015
Appendix L

FOR SERVICE OR MORE INFORMATION

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC’s website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:

Public Reference Section of the Commission

100 F Street, NE

Washington, DC 20549

OUR SERVICE CENTER

If you need customer service (for Contract changes, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.) please contact our Service Center at (800) 624-0197.

To send a check for an additional Purchase Payment (for Contracts issued in Connecticut, Florida, and New Jersey, and for Contracts issued from August 17, 2009 through April 26, 2013), or for general customer service, please mail to the appropriate address as follows:

Send an additional Purchase Payment with a check:	Send general customer service without a check:
REGULAR MAIL	REGULAR MAIL
Allianz Life Insurance Company of North America	Allianz Life Insurance Company of North America
NW5989	P.O. Box 561
P.O. Box 1450	Minneapolis, MN 55440-0561
Minneapolis, MN 55485-5989

OVERNIGHT, CERTIFIED, OR REGISTERED MAIL	OVERNIGHT, CERTIFIED, OR REGISTERED MAIL
Allianz Life Insurance Company of North America	Allianz Life Insurance Company of North America
NW5989	5701 Golden Hills Drive
1801 Parkview Drive	Golden Valley, MN 55416-1297
Shoreview, MN 55126

NOTE: Checks sent to the wrong address for additional Purchase Payments are forwarded to the 1801 Parkview Drive address listed above, which may delay processing.

To send information by email, please use this address: variableannuity@send.allianzlife.com. To send information over the web, please upload to your account on our website at: www.allianzlife.com. If you have questions about whether you can submit certain information by email or over the web, please contact our Service Center.

Allianz VisionSM Variable Annuity Prospectus – April 27, 2015

PART B – SAI

STATEMENT OF ADDITIONAL INFORMATION

ALLIANZ VISIONSM VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT

Issued on or prior to April 26, 2013 by

ALLIANZ LIFE® VARIABLE ACCOUNT B (the Separate Account) and

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA (Allianz Life, we, us, our)

This Statement of Additional Information (SAI) is incorporated by reference into the prospectus that has been filed as Part A of the Registration Statement. This SAI should be read in conjunction with the prospectus. Definitions of capitalized terms can be found in the glossary of the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract’s prospectus, call or write us at:

Allianz Life Insurance Company of North America

P. O. Box 561

Minneapolis, MN 55440-0561

 (800) 624-0197

Table of Contents

Allianz Life…………………………………………………………….	2	Income Tax Withholding……………………………..	8
Experts…………………………………………………………………	2	Multiple Contracts…………………………………….	9
Legal Opinions………………………………………………………..	2	Partial 1035 Exchanges………………………………	9
Distributor……………………………………………………………..	2	Assignments, Pledges and Gratuitous Transfers….	9
Federal Tax Status…………………………………………………..	3	Death Benefits…………………………………………	9
Annuity Contracts in General……………………………………	3	Spousal Continuation and the Federal Defense of
Taxation of Annuities in General………………………………..	3	Marriage Act (DOMA)………………………….	9
Qualified Contracts……………………………………………….	4	Federal Estate Taxes…………………………………	10
Purchasing a Qualified Contract………………………………..	5	Generation-Skipping Transfer Tax………………….	10
Distributions Qualified Contracts………………………………..	6	Foreign Tax Credits…………………………………..	10
Distributions Non-Qualified Contracts………………………….	7	Possible Tax Law Changes………………………….	10
Required Distributions……………………………………………	7	Annuity Payments………………………………………..	10
Diversification……………………………………………………..	8	Annuity Payment Options……………………………	11
Owner Control…………………………………………………….	8	Annuity Units/Calculating Variable Annuity
Contracts Owned by Non-Individuals…………………………..	8	Payments………………………….…………….	12
Annuity Purchases by Nonresident Aliens and		Financial Statements…………………………………….	13
Foreign Corporations……………………...........................	8	Appendix A – Death of the Owner and/or Annuitant…	13
		Appendix B – Condensed Financial Information	16

Dated: April 27, 2015

VIS(VS10)SAI-0415

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

1

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities and individual life insurance.

Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS

The financial statements of Allianz Life Variable Account B as of and for the year or period ended December 31, 2014 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the consolidated financial statements and supplemental schedules of Allianz Life Insurance Company of North America as of December 31, 2014 and 2013 and for each of the years in the three-year period ended December 31, 2014, are included in Part C of the Registration Statement in reliance upon the report of KPMG LLP, independent registered public accounting firm, also included in Part C, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, MN.

LEGAL OPINIONS

Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR

Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor.

We pay commissions for Contract sales. Allianz Life Financial passes through most of the commissions it receives to the selling firms. Allianz Life Financial received commissions for contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:

Calendar Year	Aggregate Amount of Commissions Paid to Allianz Life Financial	Aggregate Amount of Commissions Retained by Allianz Life Financial After Payments to Selling Firms
2012	$256,459,224.79	$0
2013	$263,039,138.09	$0
2014	$232,295,443.17	$0
Allianz Life Financial sells contracts issued by Allianz Life primarily through “wholesaling,” in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 846 retail broker/dealers to sell its contracts. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 47 broker-dealer firms. These payments vary in amount. In 2014, the five firms receiving the largest payments, ranging from $970,446 to $7,733,846, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

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Firm Name
LPL Financial Network
National Planning Holdings
AIG
Wells
UBS Financial Services Inc.

FEDERAL TAX STATUS

NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized the importance of saving for retirement and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract.

TAXATION OF ANNUITIES IN GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of withdrawals or as Annuity Payments. For a full withdrawal (total redemption), a partial withdrawal, or a death benefit, the recipient is taxed on the portion of the payment that exceeds your investment in the Contract (often referred to as cost basis). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there is generally no cost basis. The taxable portion of the withdrawal or annuity payment is taxed at ordinary income tax rates. For Non-Qualified Contracts, the taxable portion of a partial withdrawal is the portion of the payment considered to be gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any withdrawal charges, and the Contract’s cost basis). For a full withdrawal, the amount received that exceeds the Contract’s cost basis is taxable. Withdrawals, whether partial or full, and annuity payments may also be subject to an additional federal tax equal to 10% of the taxable amount.

For variable Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for variable Annuity Payments is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). For fixed Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income is determined by an exclusion ratio. We determine the exclusion ratio for fixed Annuity Payments by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the expected return anticipated to be paid as fixed Annuity Payments (which is determined by Treasury Regulations). We determine the amount of each fixed Annuity Payment that is excluded from income by multiplying the fixed Annuity Payment by the exclusion ratio. Fixed Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the exclusion amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Generally, Annuity Payments from Qualified Contracts are fully taxable. Annuity Payments that are qualified distributions from Roth IRAs are income tax free. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

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We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

QUALIFIED CONTRACTS

If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract does not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

Types of Qualified Contracts

We may issue the following types of Qualified Contracts.

•
Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. You cannot make contributions once the Owner reaches age 70½. Contributions may be tax deductible based on the Owner’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.

•
Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.

Conversions to a Roth IRA from a Traditional IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% additional federal tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).

Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59½, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).

Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% additional federal tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.

•
Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). Inherited IRA Contracts must satisfy the required minimum distribution rules that apply to a beneficiary. Inherited IRA Contracts are not currently available under this Contract. However, that may change in the future.

•
Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

Qualified Plans: Pension and Profit-Sharing Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans.

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

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If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

PURCHASING A QUALIFIED CONTRACT

The Contract is designed to be used under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

The tax rules regarding qualified plans are very complex and have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex.

Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information, see prospectus section 7, Taxes – Distributions – Qualified Contracts.

An IRA to IRA indirect rollover can occur only once in any twelve month period from all of the IRAs you currently own.

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

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DISTRIBUTIONS – QUALIFIED CONTRACTS

Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:

1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59½;

2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);

3)	distributions paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;

4)	distributions made to you after separation from service after reaching age 55 (does not apply to IRAs);

5)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;

6)	distributions made on account of an IRS levy upon the Qualified Contract;

7)
distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

8)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;

9)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);

10)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and

11)
distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59½ or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.

Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70½. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70½ or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% additional federal tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70½ or older, you should consult with a tax adviser before taking a partial withdrawal.

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DISTRIBUTIONS – NON-QUALIFIED CONTRACTS

You, as an individual Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal or as Annuity Payments.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Lifetime Plus Payments and Income Focus Payments are treated as partial withdrawals. While the Benefit Base is greater than the Contract Value, if you begin receiving Lifetime Plus Payments or Income Focus Payments, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the Benefit Base immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take an annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) should be treated as annuity payments (and not withdrawals) for tax purposes. Upon annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid your total Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for amounts:

1)	paid on or after you reach age 59½;

2)	paid after you die;

3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);

4)	paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;

5)	paid as annuity payments under an immediate annuity; or

6)	that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.

REQUIRED DISTRIBUTIONS

Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions regarding distributions when an Owner dies. Specifically, Section 72(s) requires that: (a) if an Annuitant dies on or after a Full Annuitization, but before distribution of the entire Contract’s interest, the entire Contract’s interest must be distributed at least as rapidly as under the distribution method being used as of the Annuitant’s date of death; and (b) if any Owner (or the Annuitant if the Owner is a non-individual) dies before a Full Annuitization, the Contract’s entire interest must be distributed within five years after the Owner’s date of death. These requirements are satisfied as to any part of an Owner’s interest that is payable to, or for the benefit of, a designated Beneficiary and distributed over the designated Beneficiary’s life, or over a period not extending beyond that Beneficiary’s life expectancy, provided that distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the deceased Owner’s surviving spouse, the surviving spouse can continue the Contract as the new Owner.

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Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.

Other rules may apply to Qualified Contracts.

DIVERSIFICATION

Code Section 817(h) imposes diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department (Treasury Department). If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. The Code contains a safe harbor provision which provides that annuity contracts, such as this Contract, meet the diversification standards if, as of the end of each quarter, the Contract’s underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

Treasury Regulations (Treasury Reg. 1.817-5) amplify the Code’s diversification standards for variable contracts and provide an alternative to this safe harbor provision. We intend that all Contract Investment Options be managed by the investment advisers so that they comply with these diversification standards.

OWNER CONTROL

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which an Owner’s control of the Separate Account’s investments may cause the Owner to be treated as the owner of the Separate Account’s assets, which would cause the Contract to lose its favorable tax treatment. In certain circumstances, variable annuity contract owners have been considered for federal income tax purposes to be the owners of the separate account’s assets, due to their ability to exercise investment control over those assets. In this case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area and some of our Contracts’ features, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the Investment Options have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets.

CONTRACTS OWNED BY NON-INDIVIDUALS

When a Non-Qualified Contract is owned by a non-individual (other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents are generally subject to 30% federal withholding tax on distributions, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners’ country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

INCOME TAX WITHHOLDING

Any part of a distribution that is included in the Owner’s gross income is subject to federal income tax withholding. Generally, we withhold amounts from periodic payments at the same rate as wages, and we withhold 10% from non-periodic payments. However, in most cases, you may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Code Section 401, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% federal income tax withholding. The 20% withholding requirement generally does not apply to:

•
a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or

•	required minimum distributions; or

•	any part of a distribution not included in gross income (for example, returns of after-tax contributions); or

•	hardship withdrawals.

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Participants should consult a tax adviser regarding withholding requirements.

MULTIPLE CONTRACTS

Code Section 72(e)(12) provides that multiple Non-Qualified deferred annuity contracts issued within the same calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining a distribution’s tax consequences. This treatment may result in adverse tax consequences, including more rapid taxation of distribution from combined contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.

PARTIAL 1035 EXCHANGES

Code Section 1035 provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. IRS guidance however, confirmed that the direct transfer of a part of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 180 days of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before partial exchanging an annuity contract.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS

Any assignment or pledge (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. Qualified Contracts generally cannot be assigned or pledged. For Non-Qualified Contracts, the Contract’s cost basis is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than their spouse (or to a former spouse incidental to divorce), the Owner is taxed on the difference between his or her Contract Value and the Contract’s cost basis at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee’s investment in the Contract is increased to reflect the increase in the transferor’s income.

The transfer or assignment of Contract ownership, the designation of an Annuitant, the selection of certain Income Dates, or a Contract exchange may result in other tax consequences that are not discussed here. An Owner should consult a tax adviser before requesting a transfer, assignment, or exchange.

DEATH BENEFITS

Generally, any death benefit is taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments.

SPOUSAL CONTINUATION AND THE FEDERAL DEFENSE OF MARRIAGE ACT (DOMA)

Before June 26, 2013, pursuant to Section 3 of DOMA, same-sex marriages were not recognized for purposes of federal law. On that date, the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional. Valid same-sex marriages are now recognized under federal law for tax purposes.

The IRS has clarified its position regarding when a same-sex marriage will be recognized for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same-sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Depending on the state in which your Contract is issued, we may offer certain spousal benefits to same-sex civil union couples, domestic partners or spouses. You should be aware, however, that, if federal tax law does not recognize the relationship as a marriage, we cannot permit the surviving partner/spouse to continue the Contract within the meaning of the federal tax law.

Same-sex civil union couples, domestic partners and spouses should contact their financial professional and a qualified tax adviser regarding their personal tax situation, the implications of any Contract benefits based on a spousal relationship, and their partner’s/spouse’s rights and benefits under the Contract.

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FEDERAL ESTATE TAXES

While no attempt is being made to discuss the Contract’s federal estate tax implications, an Owner should keep in mind the annuity contract’s value payable to a Beneficiary upon the Owner’s death is included in the deceased Owner’s gross estate. Depending on the annuity contract, the annuity’s value included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary, or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

The Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations may require us to deduct this tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the Contract’s tax treatment could change. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

ANNUITY PAYMENTS

We base Annuity Payments on your Contract Value. We guarantee the dollar amount of fixed Annuity Payments (equal installments) and this amount does not change except as provided under Annuity Option 3. If you request fixed Annuity Payments, the amount of Contract Value that you apply to fixed Annuity Payments is placed in our general account and does not participate in the Investment Options’ performance. Fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. Your Contract’s fixed Annuity Payment rates are guaranteed and we cannot use lower rates.

Variable payments are not predetermined and the dollar amount varies with your selected Investment Options’ performance. We use annuity units to determine your variable Annuity Payment amount.

Annuity Payments end upon the earliest of the following.

•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.

•
Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.

•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.

•	When the Contract ends.

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ANNUITY PAYMENT OPTIONS

The Annuity Payment Options are briefly described in prospectus section 11 – The Annuity Phase, and we included additional information that you may find helpful here.

Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant’s death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant’s death and return of the Contract before we make any lump sum payment on a Full Annuitization. There are no additional costs associated with a lump sum payment.

Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available under a Partial Annuitization.

Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant’s death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available under a Partial Annuitization.

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Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option.

For variable Annuity Payments, the amount of the refund depends on the current Investment Option allocation and is the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}

where:

(A) =	annuity unit value of the subaccount for that given Investment Option when due proof of the Annuitant’s death is received at our Service Center.

(B) =	The amount applied to variable Annuity Payments on the Income Date.

(C) =	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant’s death is received at our Service Center.

(D) =	The number of annuity units used in determining each variable Annuity Payment attributable to that given subaccount when due proof of the Annuitant’s death is received at our Service Center.

(E) =	Dollar value of first variable Annuity Payment.

(F) =	Number of variable Annuity Payments made since the Income Date.

We base this calculation upon the allocation of annuity units actually in force at the time due proof of the Annuitant’s death is received at our Service Center. We do not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

EXAMPLE

•	The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item “B”).

•	The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item “C”).

•
The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is:  $6.15 x ($100,000 / $1,000) = $615 (item “E”).

•	Assume the annuity unit value on the Income Date is $12, then the number of annuity units used in determining each Annuity Payment is: $615 / $12 = 51.25 (item “D”).

•
The Owner who is also the Annuitant dies after receiving 62 Annuity Payments (item “F”) and the annuity unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item “A”).

We calculate the refund as follows:

(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =

10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30

ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS

The first variable Annuity Payment is equal to the Contract Value you apply to variable Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for your selected Annuity Option.

We then purchase a fixed number of annuity units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among your selected Investment Options’ subaccounts according to your future Purchase Payment allocation instructions. We then divide the Annuity Payment amount in each subaccount by the subaccount’s annuity unit value.

We determine the annuity unit value on each Business Day as follows:

•	we multiply the annuity unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and

•	divide by the assumed net investment factor for the current Business Day.

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The assumed net investment factor for the current Business Day is one plus the annual assumed investment rate (AIR) adjusted to reflect the number of calendar days that lapsed since the immediately preceding Business Day. We allow an AIR of 3%, 5% or 7% based on your selection and applicable state law.

Thereafter, the number of subaccount annuity units remains unchanged unless you make a transfer. However, the number of annuity units changes if Annuity Option 3 is in effect, one Annuitant dies, and you requested Annuity Payments at 75% or 50% of the previous payment amount. All calculations appropriately reflect your selected payment frequency.

The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the subaccount’s number of annuity units by the annuity unit value on the payment date.

FINANCIAL STATEMENTS

The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2014 are included in Part C of the Registration Statement and are incorporated herein by reference. The financial statements should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2014 are also included in Part C of the Registration Statement and are incorporated herein by reference.

APPENDIX A – DEATH OF THE OWNER AND/OR ANNUITANT

The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.

UPON THE DEATH OF A SOLE OWNER
Action under any portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
•We pay a death benefit to the Beneficiary unless the Beneficiary is the surviving spouse and continues the Contract.  If you selected a Target Date Benefit or Investment Protector, this benefit ends unless the Contract is continued by a surviving spouse. If you selected a Lifetime Benefit, Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by a surviving spouse who is also both a Beneficiary and Covered Person. For a description of the death benefit and payout options, see prospectus section 10, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
•The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, or the Quarterly Anniversary Value under the Quarterly Value Death Benefit.
•If a surviving spouse Beneficiary continues the Contract, as of the end of the Business Day we receive their Valid Claim:
–we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
–the surviving spouse becomes the new Owner, and
–the Accumulation Phase continues.

•The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
•If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–Annuity Option 1 or 3, payments end.
–Annuity Option 2 or 4, payments end either when the guaranteed period expires, or when we pay any final lump sum.
–Annuity Option 5,  payments end and the Payee may receive a lump sum refund.
•If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

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UPON THE DEATH OF A JOINT OWNER (NOTE: Joint Owners cannot take Partial Annuitizations)
Action under any portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
•The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
•We pay a death benefit to the surviving Joint Owner unless he or she is the surviving spouse and continues the Contract. If you selected a Target Date Benefit or Investment Protector, this benefit ends unless the Contract is continued by the surviving Joint Owner who is also a surviving spouse. If you selected a Lifetime Benefit, Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by the surviving Joint Owner who is also both the surviving spouse and a Covered Person. This means lifetime payments may end even if a Covered Person is still alive. For a description of the death benefit and payout options, see prospectus section 10, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
•The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, or the Quarterly Anniversary Value under the Quarterly Value Death Benefit.
•If a surviving Joint Owner who is also a surviving spouse continues the Contract, as of the end of the Business Day we receive their Valid Claim:
–we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
–the surviving Joint Owner/spouse becomes the new Owner, and
–the Accumulation Phase continues.

•If we are still required to make Annuity Payments under the selected Annuity Option, the surviving Joint Owner becomes the sole Owner.
•If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–Annuity Option 1  or 3, payments end.
–Annuity Option 2 or 4, payments end either when the guaranteed period expires, or when we pay any final lump sum.
–Annuity Option 5,  payments end and the Payee may receive a lump sum refund.
•If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

14

UPON THE DEATH OF AN ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
Action under any portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
•If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), we do not pay a death benefit. The Owner can name a new Annuitant subject to our approval.
•If the deceased Annuitant was a sole Owner, we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. If the Contract is continued by a suviving spouse, the new spouse Owner can name a new Annuitant subject to our approval.
•If the deceased Annuitant was a Joint Owner , we pay a death benefit as discussed in the “Upon the Death of a Joint Owner” table. If the Contract is continued by a suviving Joint Owner who is also a surviving spouse, the surviving Joint Owner can name a new Annuitant subject to our approval.
•If the Contract is owned by a non-individual, we treat the death of the Annuitant as the death of a sole Owner, and we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. NOTE: For non-individually owned Contracts, spousal continuation is only available if the Contract is Qualified, owned by a qualified plan or a custodian, and the suviving spouse is named as the sole contingent Beneficiary.

•If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–Annuity Option 1  or 3, payments end.
–Annuity Option 2 or 4, payments end either when the guaranteed period expires, or when we pay any final lump sum.
–Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new sole Owner.
•If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

UPON THE DEATH OF THE ANNUITANT DURING THE ANNUITY PHASE AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: We only allow joint Annuitants on Full Annuitization)
•Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant . Under Annuity Option 4, Annuity Payments to the Payee continue untile either the guaranteed period expires, or when we pay any final lump sum.

•   No death benefit is payable.
•   If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new Owner.
•   If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

15

APPENDIX B – CONDENSED FINANCIAL INFORMATION

The financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.

Accumulation unit value (AUV) information corresponding to the highest and lowest combination of M&E charges for the Contract as of the end of the most recent calendar year are found in the prospectus – Appendix B. A separate rider charge may also apply to your Contract if you select Income Protector, Income Focus or Investment Protector, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. AUV information for the additional combinations of charges are found below.

This information should be read in conjunction with the financial statements and related Separate Account notes that are included in Part C of the Registration Statement.

Base Contract and Optional Benefits as follows:	M&E Charge
Quarterly Value Death Benefit	1.70%
Bonus Option	1.70%
Short Withdrawal Charge Option	1.65%
No Withdrawal Charge Option	1.75%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	1.95%
Quarterly Value Death Benefit and No Withdrawal Charge Option	2.05%

Base Contract with Lifetime Plus Benefit (available from May 1, 2007 through January 23, 2009) and Optional Benefits:	Payment Type	M&E Charge(1)	M&E Charge(2)
Without Optional Benefits	single	2.10%	2.60%
Quarterly Value Death Benefit	single	2.40%	2.90%
Bonus Option	single	2.40%	2.90%
Short Withdrawal Charge Option	single	2.35%	2.85%
No Withdrawal Charge Option	single	2.45%	2.95%
Quarterly Value Death Benefit and Bonus Option	single	2.70%	3.20%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	single	2.65%	3.15%
Quarterly Value Death Benefit and No Withdrawal Charge Option	single	2.75%	3.25%
Without Optional Benefits	joint	2.25%	2.75%
Quarterly Value Death Benefit	joint	2.55%	3.05%
Bonus Option	joint	2.55%	3.05%
Short Withdrawal Charge Option	joint	2.50%	3.00%
No Withdrawal Charge Option	joint	2.60%	3.10%
Quarterly Value Death Benefit and Bonus Option	joint	2.85%	3.35%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	joint	2.80%	3.30%
Quarterly Value Death Benefit and No Withdrawal Charge Option	joint	2.90%	3.40%

Base Contract with Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (both available from January 26, 2009 through March 31, 2009) and Optional Benefits:	Payment Type	M&E Charge(1)	M&E Charge(2)
Without Optional Benefits	single	2.35%	2.60%
Quarterly Value Death Benefit	single	2.65%	2.90%
Bonus Option	single	2.65%	2.90%
Short Withdrawal Charge Option	single	2.60%	2.85%
No Withdrawal Charge Option	single	2.70%	2.95%
Quarterly Value Death Benefit and Bonus Option	single	2.95%	3.20%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	single	2.90%	3.15%
Quarterly Value Death Benefit and No Withdrawal Charge Option	single	3.00%	3.25%
Without Optional Benefits	joint	2.50%	2.75%
Quarterly Value Death Benefit	joint	2.80%	3.05%
Bonus Option	joint	2.80%	3.05%
Short Withdrawal Charge Option	joint	2.75%	3.00%
No Withdrawal Charge Option	joint	2.85%	3.10%
Quarterly Value Death Benefit and Bonus Option	joint	3.10%	3.35%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	joint	3.05%	3.30%
Quarterly Value Death Benefit and No Withdrawal Charge Option	joint	3.15%	3.40%

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

16

Base Contract with Lifetime Plus II Benefit
(available from November 12, 2007 through January 23, 2009)
or Lifetime Plus 10 Benefit
(available from July 17, 2008 through  January 23, 2009)
and Optional Benefits:
	Payment Type	M&E Charge(1) (before payments begin)	M&E Charge(1) (after payments begin)	M&E Charge(2) (before payments begin)	M&E Charge(2) (after payments begin)
Without Optional Benefits	single	2.20%	2.10%	2.60%	2.50%
Quarterly Value Death Benefit	single	2.50%	2.40%	2.90%	2.80%
Bonus Option	single	2.50%	2.40%	2.90%	2.80%
Short Withdrawal Charge Option	single	2.45%	2.35%	2.85%	2.75%
No Withdrawal Charge Option	single	2.55%	2.45%	2.95%	2.85%
Quarterly Value Death Benefit and Bonus Option	single	2.80%	2.70%	3.20%	3.10%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	single	2.75%	2.65%	3.15%	3.05%
Quarterly Value Death Benefit and No Withdrawal Charge Option	single	2.85%	2.75%	3.25%	3.15%
Without Optional Benefits	joint	2.35%	2.25%	2.75%	2.65%
Quarterly Value Death Benefit	joint	2.65%	2.55%	3.05%	2.95%
Bonus Option	joint	2.65%	2.55%	3.05%	2.95%
Short Withdrawal Charge Option	joint	2.60%	2.50%	3.00%	2.90%
No Withdrawal Charge Option	joint	2.70%	2.60%	3.10%	3.00%
Quarterly Value Death Benefit and Bonus Option	joint	2.95%	2.85%	3.35%	3.25%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	joint	2.90%	2.80%	3.30%	3.20%
Quarterly Value Death Benefit and No Withdrawal Charge Option	joint	3.00%	2.90%	3.40%	3.30%
(1)	Had no qualifying event or had a qualifying event, but declined the M&E charge increase.

(2)	Had a qualifying event and accepted the M&E charge increase.

NOTE: A qualifying event is the reset of a Lifetime Benefit’s guaranteed value or an automatic annual Lifetime Plus Payment increase that occurred on or after April 29, 2013.

Base Contract with Target Date Retirement Benefit (available from March 17, 2008 through January 23, 2009) and Optional Benefits:	M&E Charge	Base Contract with Target Date 10 Benefit (available from January 26, 2009 through March 31, 2009) and Optional Benefits:	M&E Charge
Without Optional Benefits	1.80%	Without Optional Benefits	1.95%
Quarterly Value Death Benefit	2.10%	Quarterly Value Death Benefit	2.25%
Bonus Option	2.10%	Bonus Option	2.25%
Short Withdrawal Charge Option	2.05%	Short Withdrawal Charge Option	2.20%
No Withdrawal Charge Option	2.15%	No Withdrawal Charge Option	2.30%
Quarterly Value Death Benefit and Bonus Option	2.40%	Quarterly Value Death Benefit and Bonus Option	2.55%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	2.35%	Quarterly Value Death Benefit and Short Withdrawal Charge Option	2.50%
Quarterly Value Death Benefit and No Withdrawal Charge Option	2.45%	Quarterly Value Death Benefit and No Withdrawal Charge Option	2.60%

NOTE: The following Investment Options commenced operations under this Contract after December 31, 2014. Therefore, no AUV information is shown for: AZL MetWest Total Return Bond Fund; AZL MVP DFA Multi-Strategy Fund; RCM Dynamic Multi-Asset Plus VIT Portfolio.

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

17

(Number of Accumulation Units in thousands)

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Allianz NFJ Dividend Value VIT Portfolio
1.65%
                      12/31/2014              N/A              14.121 51
1.70%
                      12/31/2014              N/A              14.105 6
1.75%
                      12/31/2014              N/A              14.088 6
1.95%
                      12/31/2014              N/A              14.023 11
2.05%
                      12/31/2014              N/A              13.990 0
AZL Balanced Index Strategy Fund
1.65%
                      12/31/2009              N/A              10.030 187
                      12/31/2010              10.030              10.901 1560
                      12/31/2011              10.901              10.982 2893
                      12/31/2012              10.982              11.913 3012
                      12/31/2013              11.913              13.233 3068
                      12/31/2014              13.233              13.812 2974
1.70%
                      12/31/2009              N/A              10.029 144
                      12/31/2010              10.029              10.895 1290
                      12/31/2011              10.895              10.970 2322
                      12/31/2012              10.970              11.894 2383
                      12/31/2013              11.894              13.205 2352
                      12/31/2014              13.205              13.776 2274
1.75%
                      12/31/2009              N/A              10.028 31
                      12/31/2010              10.028              10.888 140
                      12/31/2011              10.888              10.958 295
                      12/31/2012              10.958              11.875 282
                      12/31/2013              11.875              13.178 282
                      12/31/2014              13.178              13.741 280
1.80%
                      12/31/2009              N/A              10.027 1379
                      12/31/2010              10.027              10.882 1435
                      12/31/2011              10.882              10.946 1549
                      12/31/2012              10.946              11.856 1597
                      12/31/2013              11.856              13.150 1950
                      12/31/2014              13.150              13.705 2045
1.95%
                      12/31/2009              N/A              10.024 532
                      12/31/2010              10.024              10.863 872
                      12/31/2011              10.863              10.910 1404
                      12/31/2012              10.910              11.799 1536
                      12/31/2013              11.799              13.067 1730
                      12/31/2014              13.067              13.599 1870
2.05%
                      12/31/2009              N/A              10.022 796
                      12/31/2010              10.022              10.850 868
                      12/31/2011              10.850              10.886 516
                      12/31/2012              10.886              11.762 546
                      12/31/2013              11.762              13.013 645
                      12/31/2014              13.013              13.528 596

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
                      12/31/2009              N/A              10.021 820
                      12/31/2010              10.021              10.843 1066
                      12/31/2011              10.843              10.874 1252
                      12/31/2012              10.874              11.743 1930
                      12/31/2013              11.743              12.986 2249
                      12/31/2014              12.986              13.493 2465
2.15%
                      12/31/2009              N/A              10.020 79
                      12/31/2010              10.020              10.837 49
                      12/31/2011              10.837              10.862 47
                      12/31/2012              10.862              11.724 52
                      12/31/2013              11.724              12.958 66
                      12/31/2014              12.958              13.458 69
2.20%
                      12/31/2009              N/A              10.019 497
                      12/31/2010              10.019              10.830 481
                      12/31/2011              10.830              10.850 472
                      12/31/2012              10.850              11.705 441
                      12/31/2013              11.705              12.931 464
                      12/31/2014              12.931              13.423 467
2.25%
                      12/31/2009              N/A              10.018 317
                      12/31/2010              10.018              10.824 298
                      12/31/2011              10.824              10.839 295
                      12/31/2012              10.839              11.687 298
                      12/31/2013              11.687              12.904 325
                      12/31/2014              12.904              13.388 325
2.30%
                      12/31/2009              N/A              10.017 11
                      12/31/2010              10.017              10.817 14
                      12/31/2011              10.817              10.827 16
                      12/31/2012              10.827              11.668 13
                      12/31/2013              11.668              12.877 12
                      12/31/2014              12.877              13.354 16
2.35%
                      12/31/2009              N/A              10.016 1477
                      12/31/2010              10.016              10.811 1438
                      12/31/2011              10.811              10.815 1529
                      12/31/2012              10.815              11.649 1501
                      12/31/2013              11.649              12.850 1438
                      12/31/2014              12.850              13.319 1380
2.40%
                      12/31/2009              N/A              10.015 183
                      12/31/2010              10.015              10.804 271
                      12/31/2011              10.804              10.803 323
                      12/31/2012              10.803              11.631 347
                      12/31/2013              11.631              12.823 352
                      12/31/2014              12.823              13.284 427
2.45%
                      12/31/2009              N/A              10.014 190
                      12/31/2010              10.014              10.798 210
                      12/31/2011              10.798              10.791 203
                      12/31/2012              10.791              11.612 202
                      12/31/2013              11.612              12.796 212
                      12/31/2014              12.796              13.250 166

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

18

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
                      12/31/2009              N/A              10.013 1439
                      12/31/2010              10.013              10.792 1483
                      12/31/2011              10.792              10.779 1457
                      12/31/2012              10.779              11.594 1389
                      12/31/2013              11.594              12.769 1182
                      12/31/2014              12.769              13.216 1096
2.55%
                      12/31/2009              N/A              10.013 142
                      12/31/2010              10.013              10.785 124
                      12/31/2011              10.785              10.768 112
                      12/31/2012              10.768              11.575 119
                      12/31/2013              11.575              12.743 143
                      12/31/2014              12.743              13.181 182
2.60%
                      12/31/2009              N/A              10.012 456
                      12/31/2010              10.012              10.779 484
                      12/31/2011              10.779              10.756 406
                      12/31/2012              10.756              11.557 348
                      12/31/2013              11.557              12.716 404
                      12/31/2014              12.716              13.147 481
2.65%
                      12/31/2009              N/A              10.011 687
                      12/31/2010              10.011              10.772 644
                      12/31/2011              10.772              10.744 638
                      12/31/2012              10.744              11.538 596
                      12/31/2013              11.538              12.689 555
                      12/31/2014              12.689              13.113 541
2.70%
                      12/31/2009              N/A              10.010 59
                      12/31/2010              10.010              10.766 59
                      12/31/2011              10.766              10.732 51
                      12/31/2012              10.732              11.520 49
                      12/31/2013              11.520              12.663 75
                      12/31/2014              12.663              13.079 64
2.75%
                      12/31/2009              N/A              10.009 413
                      12/31/2010              10.009              10.759 436
                      12/31/2011              10.759              10.721 337
                      12/31/2012              10.721              11.501 315
                      12/31/2013              11.501              12.636 265
                      12/31/2014              12.636              13.045 351
2.80%
                      12/31/2009              N/A              10.008 263
                      12/31/2010              10.008              10.753 258
                      12/31/2011              10.753              10.709 247
                      12/31/2012              10.709              11.483 252
                      12/31/2013              11.483              12.610 264
                      12/31/2014              12.610              13.011 228
2.85%
                      12/31/2009              N/A              10.007 72
                      12/31/2010              10.007              10.747 78
                      12/31/2011              10.747              10.697 74
                      12/31/2012              10.697              11.465 74
                      12/31/2013              11.465              12.583 96
                      12/31/2014              12.583              12.977 72

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
                      12/31/2009              N/A              10.006 145
                      12/31/2010              10.006              10.740 149
                      12/31/2011              10.740              10.685 117
                      12/31/2012              10.685              11.446 117
                      12/31/2013              11.446              12.557 154
                      12/31/2014              12.557              12.944 174
2.95%
                      12/31/2009              N/A              10.005 269
                      12/31/2010              10.005              10.734 255
                      12/31/2011              10.734              10.674 208
                      12/31/2012              10.674              11.428 189
                      12/31/2013              11.428              12.531 184
                      12/31/2014              12.531              12.910 136
3.00%
                      12/31/2009              N/A              10.004 4
                      12/31/2010              10.004              10.727 4
                      12/31/2011              10.727              10.662 4
                      12/31/2012              10.662              11.410 6
                      12/31/2013              11.410              12.504 9
                      12/31/2014              12.504              12.877 35
3.05%
                      12/31/2009              N/A              10.003 72
                      12/31/2010              10.003              10.721 85
                      12/31/2011              10.721              10.650 67
                      12/31/2012              10.650              11.392 82
                      12/31/2013              11.392              12.478 73
                      12/31/2014              12.478              12.843 79
3.10%
                      12/31/2009              N/A              10.002 17
                      12/31/2010              10.002              10.715 18
                      12/31/2011              10.715              10.639 12
                      12/31/2012              10.639              11.374 10
                      12/31/2013              11.374              12.452 15
                      12/31/2014              12.452              12.810 22
3.15%
                      12/31/2009              N/A              10.001 0
                      12/31/2010              10.001              10.708 0
                      12/31/2011              10.708              10.627 0
                      12/31/2012              10.627              11.355 0
                      12/31/2013              11.355              12.426 3
                      12/31/2014              12.426              12.777 12
3.20%
                      12/31/2013              N/A              13.937 2
                      12/31/2014              13.937              14.323 9
3.25%
                      12/31/2013              N/A              13.906 0
                      12/31/2014              13.906              14.284 0
3.30%
                      12/31/2013              N/A              12.348 0
                      12/31/2014              12.348              12.678 1
3.35%
                      12/31/2013              N/A              13.843 0
                      12/31/2014              13.843              14.206 0
3.40%
                      12/31/2013              N/A              13.812 0
                      12/31/2014              13.812              14.167 0

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

19

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL BlackRock Capital Appreciation Fund
1.65%
                      12/31/2007              N/A              13.023 28
                      12/31/2008              13.023              8.150 69
                      12/31/2009              8.150              10.859 104
                      12/31/2010              10.859              12.732 402
                      12/31/2011              12.732              11.383 869
                      12/31/2012              11.383              12.733 1091
                      12/31/2013              12.733              16.713 930
                      12/31/2014              16.713              17.937 815
1.70%
                      12/31/2007              N/A              13.005 67
                      12/31/2008              13.005              8.135 100
                      12/31/2009              8.135              10.834 205
                      12/31/2010              10.834              12.696 554
                      12/31/2011              12.696              11.345 808
                      12/31/2012              11.345              12.684 1038
                      12/31/2013              12.684              16.641 1122
                      12/31/2014              16.641              17.851 904
1.75%
                      12/31/2009              N/A              10.809 1
                      12/31/2010              10.809              12.660 46
                      12/31/2011              12.660              11.308 85
                      12/31/2012              11.308              12.636 80
                      12/31/2013              12.636              16.568 72
                      12/31/2014              16.568              17.765 67
1.80%
                      12/31/2008              N/A              8.106 80
                      12/31/2009              8.106              10.784 631
                      12/31/2010              10.784              12.624 692
                      12/31/2011              12.624              11.270 628
                      12/31/2012              11.270              12.588 601
                      12/31/2013              12.588              16.497 469
                      12/31/2014              16.497              17.679 405
1.95%
                      12/31/2007              N/A              12.918 5
                      12/31/2008              12.918              8.061 10
                      12/31/2009              8.061              10.708 402
                      12/31/2010              10.708              12.517 547
                      12/31/2011              12.517              11.158 606
                      12/31/2012              11.158              12.443 692
                      12/31/2013              12.443              16.283 531
                      12/31/2014              16.283              17.424 457
2.05%
                      12/31/2008              N/A              8.032 31
                      12/31/2009              8.032              10.658 154
                      12/31/2010              10.658              12.447 225
                      12/31/2011              12.447              11.084 307
                      12/31/2012              11.084              12.348 321
                      12/31/2013              12.348              16.143 252
                      12/31/2014              16.143              17.257 190

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
                      12/31/2007              N/A              12.867 0
                      12/31/2008              12.867              8.016 102
                      12/31/2009              8.016              10.633 689
                      12/31/2010              10.633              12.411 720
                      12/31/2011              12.411              11.046 667
                      12/31/2012              11.046              12.301 607
                      12/31/2013              12.301              16.073 551
                      12/31/2014              16.073              17.173 465
2.15%
                      12/31/2008              N/A              8.002 4
                      12/31/2009              8.002              10.609 14
                      12/31/2010              10.609              12.376 14
                      12/31/2011              12.376              11.010 10
                      12/31/2012              11.010              12.254 9
                      12/31/2013              12.254              16.004 9
                      12/31/2014              16.004              17.091 8
2.20%
                      12/31/2007              N/A              12.832 0
                      12/31/2008              12.832              7.987 139
                      12/31/2009              7.987              10.583 831
                      12/31/2010              10.583              12.341 839
                      12/31/2011              12.341              10.973 891
                      12/31/2012              10.973              12.206 830
                      12/31/2013              12.206              15.934 745
                      12/31/2014              15.934              17.007 677
2.25%
                      12/31/2007              N/A              12.815 0
                      12/31/2008              12.815              7.972 67
                      12/31/2009              7.972              10.559 601
                      12/31/2010              10.559              12.306 634
                      12/31/2011              12.306              10.936 614
                      12/31/2012              10.936              12.160 587
                      12/31/2013              12.160              15.865 488
                      12/31/2014              15.865              16.925 432
2.30%
                      12/31/2009              N/A              10.534 13
                      12/31/2010              10.534              12.271 13
                      12/31/2011              12.271              10.900 14
                      12/31/2012              10.900              12.113 11
                      12/31/2013              12.113              15.796 12
                      12/31/2014              15.796              16.843 7
2.35%
                      12/31/2007              N/A              12.781 0
                      12/31/2008              12.781              7.943 231
                      12/31/2009              7.943              10.509 1173
                      12/31/2010              10.509              12.236 1081
                      12/31/2011              12.236              10.864 1062
                      12/31/2012              10.864              12.067 1001
                      12/31/2013              12.067              15.728 903
                      12/31/2014              15.728              16.762 806

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

20

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
                      12/31/2007              N/A              12.764 0
                      12/31/2008              12.764              7.929 85
                      12/31/2009              7.929              10.485 488
                      12/31/2010              10.485              12.201 582
                      12/31/2011              12.201              10.827 444
                      12/31/2012              10.827              12.020 434
                      12/31/2013              12.020              15.659 351
                      12/31/2014              15.659              16.681 319
2.45%
                      12/31/2007              N/A              12.747 0
                      12/31/2008              12.747              7.914 50
                      12/31/2009              7.914              10.460 240
                      12/31/2010              10.460              12.167 254
                      12/31/2011              12.167              10.791 247
                      12/31/2012              10.791              11.974 279
                      12/31/2013              11.974              15.592 206
                      12/31/2014              15.592              16.601 162
2.50%
                      12/31/2007              N/A              12.730 0
                      12/31/2008              12.730              7.899 92
                      12/31/2009              7.899              10.436 778
                      12/31/2010              10.436              12.132 759
                      12/31/2011              12.132              10.755 779
                      12/31/2012              10.755              11.928 781
                      12/31/2013              11.928              15.524 688
                      12/31/2014              15.524              16.521 588
2.55%
                      12/31/2007              N/A              12.713 0
                      12/31/2008              12.713              7.885 36
                      12/31/2009              7.885              10.412 287
                      12/31/2010              10.412              12.098 290
                      12/31/2011              12.098              10.720 314
                      12/31/2012              10.720              11.883 355
                      12/31/2013              11.883              15.457 303
                      12/31/2014              15.457              16.441 204
2.60%
                      12/31/2007              N/A              12.696 0
                      12/31/2008              12.696              7.870 81
                      12/31/2009              7.870              10.387 240
                      12/31/2010              10.387              12.064 248
                      12/31/2011              12.064              10.684 236
                      12/31/2012              10.684              11.837 236
                      12/31/2013              11.837              15.390 153
                      12/31/2014              15.390              16.361 164
2.65%
                      12/31/2007              N/A              12.679 0
                      12/31/2008              12.679              7.856 77
                      12/31/2009              7.856              10.363 592
                      12/31/2010              10.363              12.029 621
                      12/31/2011              12.029              10.648 598
                      12/31/2012              10.648              11.792 605
                      12/31/2013              11.792              15.323 509
                      12/31/2014              15.323              16.282 466

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
                      12/31/2007              N/A              12.662 0
                      12/31/2008              12.662              7.842 14
                      12/31/2009              7.842              10.339 103
                      12/31/2010              10.339              11.995 85
                      12/31/2011              11.995              10.613 95
                      12/31/2012              10.613              11.747 90
                      12/31/2013              11.747              15.257 84
                      12/31/2014              15.257              16.204 60
2.75%
                      12/31/2007              N/A              12.645 0
                      12/31/2008              12.645              7.827 27
                      12/31/2009              7.827              10.315 133
                      12/31/2010              10.315              11.961 98
                      12/31/2011              11.961              10.577 107
                      12/31/2012              10.577              11.702 96
                      12/31/2013              11.702              15.191 123
                      12/31/2014              15.191              16.126 174
2.80%
                      12/31/2007              N/A              12.628 0
                      12/31/2008              12.628              7.813 19
                      12/31/2009              7.813              10.291 163
                      12/31/2010              10.291              11.927 167
                      12/31/2011              11.927              10.542 164
                      12/31/2012              10.542              11.657 164
                      12/31/2013              11.657              15.125 140
                      12/31/2014              15.125              16.048 93
2.85%
                      12/31/2007              N/A              12.611 0
                      12/31/2008              12.611              7.798 3
                      12/31/2009              7.798              10.267 68
                      12/31/2010              10.267              11.894 60
                      12/31/2011              11.894              10.507 45
                      12/31/2012              10.507              11.612 39
                      12/31/2013              11.612              15.060 42
                      12/31/2014              15.060              15.970 40
2.90%
                      12/31/2007              N/A              12.594 0
                      12/31/2008              12.594              7.784 6
                      12/31/2009              7.784              10.243 62
                      12/31/2010              10.243              11.860 48
                      12/31/2011              11.860              10.472 58
                      12/31/2012              10.472              11.568 58
                      12/31/2013              11.568              14.994 86
                      12/31/2014              14.994              15.893 100
2.95%
                      12/31/2007              N/A              12.578 0
                      12/31/2008              12.578              7.770 3
                      12/31/2009              7.770              10.219 64
                      12/31/2010              10.219              11.826 77
                      12/31/2011              11.826              10.437 64
                      12/31/2012              10.437              11.523 66
                      12/31/2013              11.523              14.929 65
                      12/31/2014              14.929              15.816 67

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

21

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
                      12/31/2008              N/A              7.756 3
                      12/31/2009              7.756              10.196 5
                      12/31/2010              10.196              11.794 4
                      12/31/2011              11.794              10.403 0
                      12/31/2012              10.403              11.480 0
                      12/31/2013              11.480              14.866 3
                      12/31/2014              14.866              15.741 4
3.05%
                      12/31/2009              N/A              10.171 14
                      12/31/2010              10.171              11.760 0
                      12/31/2011              11.760              10.368 0
                      12/31/2012              10.368              11.435 0
                      12/31/2013              11.435              14.801 12
                      12/31/2014              14.801              15.664 55
3.10%
                      12/31/2009              N/A              10.148 13
                      12/31/2010              10.148              11.726 1
                      12/31/2011              11.726              10.334 0
                      12/31/2012              10.334              11.392 0
                      12/31/2013              11.392              14.737 1
                      12/31/2014              14.737              15.589 1
3.15%
                      12/31/2009              N/A              10.124 0
                      12/31/2010              10.124              11.693 0
                      12/31/2011              11.693              10.299 0
                      12/31/2012              10.299              11.348 0
                      12/31/2013              11.348              14.673 9
                      12/31/2014              14.673              15.514 12
3.20%
                      12/31/2013              N/A              15.187 0
                      12/31/2014              15.187              16.049 4
3.25%
                      12/31/2013              N/A              15.121 0
                      12/31/2014              15.121              15.971 0
3.30%
                      12/31/2013              N/A              14.484 0
                      12/31/2014              14.484              15.291 4
3.35%
                      12/31/2013              N/A              14.990 0
                      12/31/2014              14.990              15.817 0
3.40%
                      12/31/2013              N/A              14.925 0
                      12/31/2014              14.925              15.741 0
AZL Boston Company Research Growth Fund
1.65%
                      12/31/2007              N/A              11.350 69
                      12/31/2008              11.350              6.516 93
                      12/31/2009              6.516              8.637 24
                      12/31/2010              8.637              10.444 104
                      12/31/2011              10.444              9.945 184
                      12/31/2012              9.945              11.518 326
                      12/31/2013              11.518              15.408 305
                      12/31/2014              15.408              16.436 251

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
                      12/31/2007              N/A              11.315 193
                      12/31/2008              11.315              6.493 256
                      12/31/2009              6.493              8.602 76
                      12/31/2010              8.602              10.396 100
                      12/31/2011              10.396              9.895 226
                      12/31/2012              9.895              11.454 364
                      12/31/2013              11.454              15.314 405
                      12/31/2014              15.314              16.328 399
1.75%
                      12/31/2009              N/A              8.560 0
                      12/31/2010              8.560              10.340 8
                      12/31/2011              10.340              9.837 17
                      12/31/2012              9.837              11.381 18
                      12/31/2013              11.381              15.209 16
                      12/31/2014              15.209              16.208 15
1.80%
                      12/31/2008              N/A              6.447 62
                      12/31/2009              6.447              8.532 136
                      12/31/2010              8.532              10.301 175
                      12/31/2011              10.301              9.795 197
                      12/31/2012              9.795              11.327 193
                      12/31/2013              11.327              15.129 142
                      12/31/2014              15.129              16.115 139
1.95%
                      12/31/2007              N/A              11.142 13
                      12/31/2008              11.142              6.377 14
                      12/31/2009              6.377              8.428 64
                      12/31/2010              8.428              10.160 85
                      12/31/2011              10.160              9.646 123
                      12/31/2012              9.646              11.138 133
                      12/31/2013              11.138              14.855 114
                      12/31/2014              14.855              15.799 91
2.05%
                      12/31/2008              N/A              6.332 29
                      12/31/2009              6.332              8.360 87
                      12/31/2010              8.360              10.068 101
                      12/31/2011              10.068              9.549 112
                      12/31/2012              9.549              11.015 100
                      12/31/2013              11.015              14.676 87
                      12/31/2014              14.676              15.593 77
2.10%
                      12/31/2007              N/A              11.039 0
                      12/31/2008              11.039              6.309 101
                      12/31/2009              6.309              8.326 223
                      12/31/2010              8.326              10.022 274
                      12/31/2011              10.022              9.500 239
                      12/31/2012              9.500              10.953 255
                      12/31/2013              10.953              14.587 196
                      12/31/2014              14.587              15.490 198
2.15%
                      12/31/2008              N/A              6.287 0
                      12/31/2009              6.287              8.292 5
                      12/31/2010              8.292              9.976 5
                      12/31/2011              9.976              9.452 5
                      12/31/2012              9.452              10.892 4
                      12/31/2013              10.892              14.499 3
                      12/31/2014              14.499              15.389 3

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

22

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
                      12/31/2007              N/A              10.971 0
                      12/31/2008              10.971              6.264 141
                      12/31/2009              6.264              8.258 261
                      12/31/2010              8.258              9.930 269
                      12/31/2011              9.930              9.404 254
                      12/31/2012              9.404              10.831 217
                      12/31/2013              10.831              14.410 211
                      12/31/2014              14.410              15.288 180
2.25%
                      12/31/2007              N/A              10.938 0
                      12/31/2008              10.938              6.242 121
                      12/31/2009              6.242              8.224 234
                      12/31/2010              8.224              9.885 254
                      12/31/2011              9.885              9.357 262
                      12/31/2012              9.357              10.771 264
                      12/31/2013              10.771              14.323 261
                      12/31/2014              14.323              15.187 246
2.30%
                      12/31/2009              N/A              8.191 0
                      12/31/2010              8.191              9.839 0
                      12/31/2011              9.839              9.309 0
                      12/31/2012              9.309              10.711 0
                      12/31/2013              10.711              14.236 0
                      12/31/2014              14.236              15.087 0
2.35%
                      12/31/2007              N/A              10.870 0
                      12/31/2008              10.870              6.197 148
                      12/31/2009              6.197              8.157 241
                      12/31/2010              8.157              9.794 283
                      12/31/2011              9.794              9.262 290
                      12/31/2012              9.262              10.651 299
                      12/31/2013              10.651              14.149 262
                      12/31/2014              14.149              14.988 273
2.40%
                      12/31/2007              N/A              10.837 0
                      12/31/2008              10.837              6.175 108
                      12/31/2009              6.175              8.124 244
                      12/31/2010              8.124              9.750 323
                      12/31/2011              9.750              9.215 324
                      12/31/2012              9.215              10.592 282
                      12/31/2013              10.592              14.064 240
                      12/31/2014              14.064              14.890 219
2.45%
                      12/31/2007              N/A              10.804 0
                      12/31/2008              10.804              6.153 66
                      12/31/2009              6.153              8.091 75
                      12/31/2010              8.091              9.705 94
                      12/31/2011              9.705              9.168 93
                      12/31/2012              9.168              10.533 70
                      12/31/2013              10.533              13.978 60
                      12/31/2014              13.978              14.792 52

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
                      12/31/2007              N/A              10.770 0
                      12/31/2008              10.770              6.131 184
                      12/31/2009              6.131              8.058 268
                      12/31/2010              8.058              9.661 313
                      12/31/2011              9.661              9.122 312
                      12/31/2012              9.122              10.474 293
                      12/31/2013              10.474              13.893 275
                      12/31/2014              13.893              14.695 280
2.55%
                      12/31/2007              N/A              10.737 0
                      12/31/2008              10.737              6.109 63
                      12/31/2009              6.109              8.025 173
                      12/31/2010              8.025              9.617 189
                      12/31/2011              9.617              9.075 202
                      12/31/2012              9.075              10.416 190
                      12/31/2013              10.416              13.809 163
                      12/31/2014              13.809              14.599 120
2.60%
                      12/31/2007              N/A              10.704 0
                      12/31/2008              10.704              6.087 54
                      12/31/2009              6.087              7.992 34
                      12/31/2010              7.992              9.573 50
                      12/31/2011              9.573              9.029 103
                      12/31/2012              9.029              10.358 44
                      12/31/2013              10.358              13.725 81
                      12/31/2014              13.725              14.503 89
2.65%
                      12/31/2007              N/A              10.671 0
                      12/31/2008              10.671              6.065 103
                      12/31/2009              6.065              7.960 149
                      12/31/2010              7.960              9.529 195
                      12/31/2011              9.529              8.984 175
                      12/31/2012              8.984              10.300 174
                      12/31/2013              10.300              13.642 151
                      12/31/2014              13.642              14.408 155
2.70%
                      12/31/2007              N/A              10.638 0
                      12/31/2008              10.638              6.044 47
                      12/31/2009              6.044              7.927 63
                      12/31/2010              7.927              9.485 86
                      12/31/2011              9.485              8.938 52
                      12/31/2012              8.938              10.243 62
                      12/31/2013              10.243              13.559 44
                      12/31/2014              13.559              14.313 25
2.75%
                      12/31/2007              N/A              10.606 0
                      12/31/2008              10.606              6.022 16
                      12/31/2009              6.022              7.895 30
                      12/31/2010              7.895              9.442 31
                      12/31/2011              9.442              8.893 23
                      12/31/2012              8.893              10.186 27
                      12/31/2013              10.186              13.477 32
                      12/31/2014              13.477              14.219 45

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

23

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
                      12/31/2007              N/A              10.573 0
                      12/31/2008              10.573              6.000 6
                      12/31/2009              6.000              7.863 14
                      12/31/2010              7.863              9.399 35
                      12/31/2011              9.399              8.848 45
                      12/31/2012              8.848              10.129 62
                      12/31/2013              10.129              13.395 50
                      12/31/2014              13.395              14.126 49
2.85%
                      12/31/2007              N/A              10.540 0
                      12/31/2008              10.540              5.979 3
                      12/31/2009              5.979              7.831 12
                      12/31/2010              7.831              9.356 21
                      12/31/2011              9.356              8.803 18
                      12/31/2012              8.803              10.073 18
                      12/31/2013              10.073              13.314 14
                      12/31/2014              13.314              14.033 22
2.90%
                      12/31/2007              N/A              10.508 0
                      12/31/2008              10.508              5.958 49
                      12/31/2009              5.958              7.799 83
                      12/31/2010              7.799              9.313 87
                      12/31/2011              9.313              8.758 88
                      12/31/2012              8.758              10.017 92
                      12/31/2013              10.017              13.233 42
                      12/31/2014              13.233              13.941 41
2.95%
                      12/31/2007              N/A              10.476 0
                      12/31/2008              10.476              5.936 19
                      12/31/2009              5.936              7.767 22
                      12/31/2010              7.767              9.270 76
                      12/31/2011              9.270              8.714 29
                      12/31/2012              8.714              9.961 44
                      12/31/2013              9.961              13.153 38
                      12/31/2014              13.153              13.850 38
3.00%
                      12/31/2008              N/A              5.916 0
                      12/31/2009              5.916              7.736 0
                      12/31/2010              7.736              9.229 0
                      12/31/2011              9.229              8.670 0
                      12/31/2012              8.670              9.906 0
                      12/31/2013              9.906              13.074 0
                      12/31/2014              13.074              13.760 2
3.05%
                      12/31/2009              N/A              7.704 4
                      12/31/2010              7.704              9.186 0
                      12/31/2011              9.186              8.626 0
                      12/31/2012              8.626              9.850 0
                      12/31/2013              9.850              12.994 8
                      12/31/2014              12.994              13.669 45
3.10%
                      12/31/2009              N/A              7.673 1
                      12/31/2010              7.673              9.144 0
                      12/31/2011              9.144              8.582 0
                      12/31/2012              8.582              9.796 0
                      12/31/2013              9.796              12.915 0
                      12/31/2014              12.915              13.579 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
                      12/31/2009              N/A              7.642 0
                      12/31/2010              7.642              9.102 0
                      12/31/2011              9.102              8.539 0
                      12/31/2012              8.539              9.741 0
                      12/31/2013              9.741              12.837 2
                      12/31/2014              12.837              13.490 4
3.20%
                      12/31/2013              N/A              13.855 1
                      12/31/2014              13.855              14.553 2
3.25%
                      12/31/2013              N/A              13.771 0
                      12/31/2014              13.771              14.457 0
3.30%
                      12/31/2013              N/A              12.606 0
                      12/31/2014              12.606              13.227 1
3.35%
                      12/31/2013              N/A              13.605 0
                      12/31/2014              13.605              14.268 0
3.40%
                      12/31/2013              N/A              13.522 0
                      12/31/2014              13.522              14.174 0
AZL DFA Multi-Strategy Fund
1.65%
                      12/31/2009              N/A              10.062 125
                      12/31/2010              10.062              11.225 3759
                      12/31/2011              11.225              11.043 10850
                      12/31/2012              11.043              12.309 11953
                      12/31/2013              12.309              14.659 13656
                      12/31/2014              14.659              15.360 13218
1.70%
                      12/31/2009              N/A              10.061 403
                      12/31/2010              10.061              11.219 3267
                      12/31/2011              11.219              11.031 7257
                      12/31/2012              11.031              12.289 7750
                      12/31/2013              12.289              14.628 8641
                      12/31/2014              14.628              15.320 8646
1.75%
                      12/31/2009              N/A              10.060 25
                      12/31/2010              10.060              11.212 141
                      12/31/2011              11.212              11.019 467
                      12/31/2012              11.019              12.270 478
                      12/31/2013              12.270              14.598 493
                      12/31/2014              14.598              15.281 574
1.80%
                      12/31/2009              N/A              10.059 319
                      12/31/2010              10.059              11.205 311
                      12/31/2011              11.205              11.007 328
                      12/31/2012              11.007              12.250 306
                      12/31/2013              12.250              14.567 286
                      12/31/2014              14.567              15.241 256
1.95%
                      12/31/2009              N/A              10.056 162
                      12/31/2010              10.056              11.185 1610
                      12/31/2011              11.185              10.971 3956
                      12/31/2012              10.971              12.192 4525
                      12/31/2013              12.192              14.476 4929
                      12/31/2014              14.476              15.123 5078

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

24

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
                      12/31/2009              N/A              10.054 112
                      12/31/2010              10.054              11.172 174
                      12/31/2011              11.172              10.947 220
                      12/31/2012              10.947              12.153 219
                      12/31/2013              12.153              14.415 235
                      12/31/2014              14.415              15.044 228
2.10%
                      12/31/2009              N/A              10.053 1084
                      12/31/2010              10.053              11.165 1051
                      12/31/2011              11.165              10.935 1006
                      12/31/2012              10.935              12.133 999
                      12/31/2013              12.133              14.385 949
                      12/31/2014              14.385              15.005 907
2.15%
                      12/31/2009              N/A              10.052 2
                      12/31/2010              10.052              11.159 2
                      12/31/2011              11.159              10.923 4
                      12/31/2012              10.923              12.114 4
                      12/31/2013              12.114              14.355 3
                      12/31/2014              14.355              14.966 3
2.20%
                      12/31/2009              N/A              10.051 1533
                      12/31/2010              10.051              11.152 1475
                      12/31/2011              11.152              10.911 1428
                      12/31/2012              10.911              12.095 1422
                      12/31/2013              12.095              14.325 1427
                      12/31/2014              14.325              14.928 1400
2.25%
                      12/31/2009              N/A              10.050 600
                      12/31/2010              10.050              11.145 661
                      12/31/2011              11.145              10.899 690
                      12/31/2012              10.899              12.075 722
                      12/31/2013              12.075              14.295 759
                      12/31/2014              14.295              14.889 674
2.30%
                      12/31/2009              N/A              10.049 2
                      12/31/2010              10.049              11.139 2
                      12/31/2011              11.139              10.887 2
                      12/31/2012              10.887              12.056 1
                      12/31/2013              12.056              14.265 1
                      12/31/2014              14.265              14.850 0
2.35%
                      12/31/2009              N/A              10.048 1824
                      12/31/2010              10.048              11.132 2114
                      12/31/2011              11.132              10.875 2090
                      12/31/2012              10.875              12.037 2179
                      12/31/2013              12.037              14.235 2518
                      12/31/2014              14.235              14.812 2668
2.40%
                      12/31/2009              N/A              10.047 568
                      12/31/2010              10.047              11.125 554
                      12/31/2011              11.125              10.863 524
                      12/31/2012              10.863              12.018 536
                      12/31/2013              12.018              14.205 463
                      12/31/2014              14.205              14.773 455

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.45%
                      12/31/2009              N/A              10.046 700
                      12/31/2010              10.046              11.119 689
                      12/31/2011              11.119              10.851 656
                      12/31/2012              10.851              11.998 639
                      12/31/2013              11.998              14.175 628
                      12/31/2014              14.175              14.735 617
2.50%
                      12/31/2009              N/A              10.045 1398
                      12/31/2010              10.045              11.112 1601
                      12/31/2011              11.112              10.840 1894
                      12/31/2012              10.840              11.979 2385
                      12/31/2013              11.979              14.146 2718
                      12/31/2014              14.146              14.697 3055
2.55%
                      12/31/2009              N/A              10.045 286
                      12/31/2010              10.045              11.105 370
                      12/31/2011              11.105              10.828 336
                      12/31/2012              10.828              11.960 325
                      12/31/2013              11.960              14.116 301
                      12/31/2014              14.116              14.659 337
2.60%
                      12/31/2009              N/A              10.044 644
                      12/31/2010              10.044              11.099 711
                      12/31/2011              11.099              10.816 827
                      12/31/2012              10.816              11.941 759
                      12/31/2013              11.941              14.086 965
                      12/31/2014              14.086              14.621 1109
2.65%
                      12/31/2009              N/A              10.043 989
                      12/31/2010              10.043              11.092 1056
                      12/31/2011              11.092              10.804 1085
                      12/31/2012              10.804              11.922 1118
                      12/31/2013              11.922              14.057 1218
                      12/31/2014              14.057              14.583 1330
2.70%
                      12/31/2009              N/A              10.042 246
                      12/31/2010              10.042              11.086 265
                      12/31/2011              11.086              10.792 248
                      12/31/2012              10.792              11.903 252
                      12/31/2013              11.903              14.027 246
                      12/31/2014              14.027              14.545 232
2.75%
                      12/31/2009              N/A              10.041 186
                      12/31/2010              10.041              11.079 262
                      12/31/2011              11.079              10.780 455
                      12/31/2012              10.780              11.884 503
                      12/31/2013              11.884              13.998 657
                      12/31/2014              13.998              14.507 796
2.80%
                      12/31/2009              N/A              10.040 311
                      12/31/2010              10.040              11.072 268
                      12/31/2011              11.072              10.769 297
                      12/31/2012              10.769              11.865 290
                      12/31/2013              11.865              13.969 410
                      12/31/2014              13.969              14.469 532

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

25

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
                      12/31/2009              N/A              10.039 199
                      12/31/2010              10.039              11.066 198
                      12/31/2011              11.066              10.757 207
                      12/31/2012              10.757              11.846 201
                      12/31/2013              11.846              13.939 192
                      12/31/2014              13.939              14.432 256
2.90%
                      12/31/2009              N/A              10.038 185
                      12/31/2010              10.038              11.059 192
                      12/31/2011              11.059              10.745 219
                      12/31/2012              10.745              11.827 216
                      12/31/2013              11.827              13.910 423
                      12/31/2014              13.910              14.394 466
2.95%
                      12/31/2009              N/A              10.037 176
                      12/31/2010              10.037              11.053 164
                      12/31/2011              11.053              10.733 194
                      12/31/2012              10.733              11.808 201
                      12/31/2013              11.808              13.881 200
                      12/31/2014              13.881              14.357 304
3.00%
                      12/31/2009              N/A              10.036 3
                      12/31/2010              10.036              11.046 3
                      12/31/2011              11.046              10.722 3
                      12/31/2012              10.722              11.789 11
                      12/31/2013              11.789              13.852 32
                      12/31/2014              13.852              14.320 83
3.05%
                      12/31/2009              N/A              10.035 14
                      12/31/2010              10.035              11.039 14
                      12/31/2011              11.039              10.710 50
                      12/31/2012              10.710              11.771 60
                      12/31/2013              11.771              13.823 241
                      12/31/2014              13.823              14.283 233
3.10%
                      12/31/2009              N/A              10.034 1
                      12/31/2010              10.034              11.033 101
                      12/31/2011              11.033              10.698 50
                      12/31/2012              10.698              11.752 51
                      12/31/2013              11.752              13.794 44
                      12/31/2014              13.794              14.246 40
3.15%
                      12/31/2009              N/A              10.033 0
                      12/31/2010              10.033              11.026 0
                      12/31/2011              11.026              10.686 0
                      12/31/2012              10.686              11.733 3
                      12/31/2013              11.733              13.765 48
                      12/31/2014              13.765              14.209 76
3.20%
                      12/31/2013              N/A              15.970 1
                      12/31/2014              15.970              16.477 16
3.25%
                      12/31/2013              N/A              15.934 0
                      12/31/2014              15.934              16.431 0
3.30%
                      12/31/2013              N/A              13.679 0
                      12/31/2014              13.679              14.098 20

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.35%
                      12/31/2013              N/A              15.863 0
                      12/31/2014              15.863              16.341 0
3.40%
                      12/31/2013              N/A              15.827 0
                      12/31/2014              15.827              16.296 0
AZL Enhanced Bond Index Fund
1.65%
                      12/31/2014              N/A              11.135 8
1.70%
                      12/31/2014              N/A              11.105 30
1.75%
                      12/31/2014              N/A              11.074 0
1.95%
                      12/31/2014              N/A              10.954 2
2.05%
                      12/31/2014              N/A              10.894 0
AZL Federated Clover Small Value Fund
1.65%
                      12/31/2007              N/A              17.282 69
                      12/31/2008              17.282              11.265 106
                      12/31/2009              11.265              14.473 33
                      12/31/2010              14.473              18.095 93
                      12/31/2011              18.095              17.102 178
                      12/31/2012              17.102              19.230 195
                      12/31/2013              19.230              24.967 299
                      12/31/2014              24.967              26.409 215
1.70%
                      12/31/2007              N/A              17.242 213
                      12/31/2008              17.242              11.233 243
                      12/31/2009              11.233              14.425 48
                      12/31/2010              14.425              18.026 179
                      12/31/2011              18.026              17.028 183
                      12/31/2012              17.028              19.137 208
                      12/31/2013              19.137              24.834 280
                      12/31/2014              24.834              26.255 237
1.75%
                      12/31/2009              N/A              14.365 1
                      12/31/2010              14.365              17.942 4
                      12/31/2011              17.942              16.941 12
                      12/31/2012              16.941              19.029 7
                      12/31/2013              19.029              24.682 27
                      12/31/2014              24.682              26.082 13
1.80%
                      12/31/2008              N/A              11.169 94
                      12/31/2009              11.169              14.329 203
                      12/31/2010              14.329              17.888 199
                      12/31/2011              17.888              16.881 196
                      12/31/2012              16.881              18.952 156
                      12/31/2013              18.952              24.570 208
                      12/31/2014              24.570              25.950 124

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

26

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
                      12/31/2007              N/A              17.042 19
                      12/31/2008              17.042              11.075 27
                      12/31/2009              11.075              14.186 102
                      12/31/2010              14.186              17.683 143
                      12/31/2011              17.683              16.662 134
                      12/31/2012              16.662              18.679 138
                      12/31/2013              18.679              24.179 213
                      12/31/2014              24.179              25.500 193
2.05%
                      12/31/2008              N/A              11.012 28
                      12/31/2009              11.012              14.091 71
                      12/31/2010              14.091              17.548 79
                      12/31/2011              17.548              16.519 97
                      12/31/2012              16.519              18.499 75
                      12/31/2013              18.499              23.923 112
                      12/31/2014              23.923              25.204 60
2.10%
                      12/31/2007              N/A              16.923 0
                      12/31/2008              16.923              10.981 113
                      12/31/2009              10.981              14.044 242
                      12/31/2010              14.044              17.480 251
                      12/31/2011              17.480              16.447 242
                      12/31/2012              16.447              18.410 217
                      12/31/2013              18.410              23.795 234
                      12/31/2014              23.795              25.057 195
2.15%
                      12/31/2008              N/A              10.950 4
                      12/31/2009              10.950              13.998 6
                      12/31/2010              13.998              17.413 8
                      12/31/2011              17.413              16.376 4
                      12/31/2012              16.376              18.321 2
                      12/31/2013              18.321              23.668 9
                      12/31/2014              23.668              24.911 2
2.20%
                      12/31/2007              N/A              16.844 0
                      12/31/2008              16.844              10.919 172
                      12/31/2009              10.919              13.951 268
                      12/31/2010              13.951              17.347 284
                      12/31/2011              17.347              16.305 265
                      12/31/2012              16.305              18.233 246
                      12/31/2013              18.233              23.542 310
                      12/31/2014              23.542              24.766 275
2.25%
                      12/31/2007              N/A              16.804 0
                      12/31/2008              16.804              10.888 56
                      12/31/2009              10.888              13.904 180
                      12/31/2010              13.904              17.280 190
                      12/31/2011              17.280              16.234 180
                      12/31/2012              16.234              18.144 171
                      12/31/2013              18.144              23.417 200
                      12/31/2014              23.417              24.622 175

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
                      12/31/2009              N/A              13.858 1
                      12/31/2010              13.858              17.214 1
                      12/31/2011              17.214              16.164 1
                      12/31/2012              16.164              18.057 0
                      12/31/2013              18.057              23.292 3
                      12/31/2014              23.292              24.478 2
2.35%
                      12/31/2007              N/A              16.726 0
                      12/31/2008              16.726              10.826 231
                      12/31/2009              10.826              13.812 316
                      12/31/2010              13.812              17.148 319
                      12/31/2011              17.148              16.094 281
                      12/31/2012              16.094              17.970 257
                      12/31/2013              17.970              23.168 368
                      12/31/2014              23.168              24.336 344
2.40%
                      12/31/2007              N/A              16.687 0
                      12/31/2008              16.687              10.795 90
                      12/31/2009              10.795              13.766 182
                      12/31/2010              13.766              17.082 279
                      12/31/2011              17.082              16.025 174
                      12/31/2012              16.025              17.883 155
                      12/31/2013              17.883              23.045 170
                      12/31/2014              23.045              24.194 141
2.45%
                      12/31/2007              N/A              16.648 0
                      12/31/2008              16.648              10.765 70
                      12/31/2009              10.765              13.720 122
                      12/31/2010              13.720              17.017 107
                      12/31/2011              17.017              15.955 85
                      12/31/2012              15.955              17.797 70
                      12/31/2013              17.797              22.922 111
                      12/31/2014              22.922              24.053 98
2.50%
                      12/31/2007              N/A              16.609 0
                      12/31/2008              16.609              10.734 159
                      12/31/2009              10.734              13.674 271
                      12/31/2010              13.674              16.952 275
                      12/31/2011              16.952              15.886 271
                      12/31/2012              15.886              17.711 245
                      12/31/2013              17.711              22.800 271
                      12/31/2014              22.800              23.913 241
2.55%
                      12/31/2007              N/A              16.570 0
                      12/31/2008              16.570              10.704 48
                      12/31/2009              10.704              13.629 164
                      12/31/2010              13.629              16.887 152
                      12/31/2011              16.887              15.817 147
                      12/31/2012              15.817              17.625 136
                      12/31/2013              17.625              22.679 164
                      12/31/2014              22.679              23.774 130

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

27

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
                      12/31/2007              N/A              16.532 0
                      12/31/2008              16.532              10.673 73
                      12/31/2009              10.673              13.583 153
                      12/31/2010              13.583              16.822 119
                      12/31/2011              16.822              15.749 91
                      12/31/2012              15.749              17.540 50
                      12/31/2013              17.540              22.558 102
                      12/31/2014              22.558              23.635 101
2.65%
                      12/31/2007              N/A              16.493 0
                      12/31/2008              16.493              10.643 170
                      12/31/2009              10.643              13.538 208
                      12/31/2010              13.538              16.758 221
                      12/31/2011              16.758              15.681 195
                      12/31/2012              15.681              17.455 159
                      12/31/2013              17.455              22.438 226
                      12/31/2014              22.438              23.498 217
2.70%
                      12/31/2007              N/A              16.454 0
                      12/31/2008              16.454              10.613 26
                      12/31/2009              10.613              13.493 48
                      12/31/2010              13.493              16.693 40
                      12/31/2011              16.693              15.613 36
                      12/31/2012              15.613              17.371 27
                      12/31/2013              17.371              22.318 37
                      12/31/2014              22.318              23.361 37
2.75%
                      12/31/2007              N/A              16.416 0
                      12/31/2008              16.416              10.583 13
                      12/31/2009              10.583              13.448 43
                      12/31/2010              13.448              16.629 28
                      12/31/2011              16.629              15.545 26
                      12/31/2012              15.545              17.287 23
                      12/31/2013              17.287              22.199 41
                      12/31/2014              22.199              23.225 63
2.80%
                      12/31/2007              N/A              16.378 0
                      12/31/2008              16.378              10.553 20
                      12/31/2009              10.553              13.403 51
                      12/31/2010              13.403              16.566 44
                      12/31/2011              16.566              15.478 45
                      12/31/2012              15.478              17.204 41
                      12/31/2013              17.204              22.081 48
                      12/31/2014              22.081              23.090 41
2.85%
                      12/31/2007              N/A              16.339 0
                      12/31/2008              16.339              10.523 8
                      12/31/2009              10.523              13.358 15
                      12/31/2010              13.358              16.502 14
                      12/31/2011              16.502              15.411 14
                      12/31/2012              15.411              17.121 11
                      12/31/2013              17.121              21.963 15
                      12/31/2014              21.963              22.955 13

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
                      12/31/2007              N/A              16.301 0
                      12/31/2008              16.301              10.493 15
                      12/31/2009              10.493              13.314 28
                      12/31/2010              13.314              16.439 24
                      12/31/2011              16.439              15.344 20
                      12/31/2012              15.344              17.038 18
                      12/31/2013              17.038              21.846 29
                      12/31/2014              21.846              22.821 37
2.95%
                      12/31/2007              N/A              16.263 0
                      12/31/2008              16.263              10.463 19
                      12/31/2009              10.463              13.269 22
                      12/31/2010              13.269              16.376 32
                      12/31/2011              16.376              15.278 33
                      12/31/2012              15.278              16.956 31
                      12/31/2013              16.956              21.730 36
                      12/31/2014              21.730              22.688 28
3.00%
                      12/31/2008              N/A              10.434 2
                      12/31/2009              10.434              13.225 1
                      12/31/2010              13.225              16.313 1
                      12/31/2011              16.313              15.212 0
                      12/31/2012              15.212              16.874 0
                      12/31/2013              16.874              21.614 2
                      12/31/2014              21.614              22.556 3
3.05%
                      12/31/2009              N/A              13.181 2
                      12/31/2010              13.181              16.251 0
                      12/31/2011              16.251              15.146 0
                      12/31/2012              15.146              16.792 0
                      12/31/2013              16.792              21.499 10
                      12/31/2014              21.499              22.425 43
3.10%
                      12/31/2009              N/A              13.137 0
                      12/31/2010              13.137              16.189 0
                      12/31/2011              16.189              15.080 0
                      12/31/2012              15.080              16.711 0
                      12/31/2013              16.711              21.385 1
                      12/31/2014              21.385              22.294 1
3.15%
                      12/31/2009              N/A              13.093 0
                      12/31/2010              13.093              16.127 0
                      12/31/2011              16.127              15.015 0
                      12/31/2012              15.015              16.630 0
                      12/31/2013              16.630              21.271 0
                      12/31/2014              21.271              22.165 6
3.20%
                      12/31/2013              N/A              22.238 4
                      12/31/2014              22.238              23.161 7
3.25%
                      12/31/2013              N/A              22.120 0
                      12/31/2014              22.120              23.026 0
3.30%
                      12/31/2013              N/A              20.933 0
                      12/31/2014              20.933              21.780 3

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

28

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.35%
                      12/31/2013              N/A              21.884 0
                      12/31/2014              21.884              22.758 0
3.40%
                      12/31/2013              N/A              21.768 0
                      12/31/2014              21.768              22.626 0
AZL Franklin Templeton Founding Strategy Plus Fund
1.65%
                      12/31/2009              N/A              10.213 136
                      12/31/2010              10.213              11.052 2484
                      12/31/2011              11.052              10.673 4919
                      12/31/2012              10.673              12.049 5036
                      12/31/2013              12.049              13.999 5562
                      12/31/2014              13.999              14.064 5090
1.70%
                      12/31/2009              N/A              10.212 125
                      12/31/2010              10.212              11.046 2245
                      12/31/2011              11.046              10.661 4245
                      12/31/2012              10.661              12.029 4262
                      12/31/2013              12.029              13.970 4834
                      12/31/2014              13.970              14.028 4418
1.75%
                      12/31/2009              N/A              10.211 18
                      12/31/2010              10.211              11.039 150
                      12/31/2011              11.039              10.649 245
                      12/31/2012              10.649              12.010 236
                      12/31/2013              12.010              13.940 227
                      12/31/2014              13.940              13.992 216
1.80%
                      12/31/2009              N/A              10.210 1
                      12/31/2010              10.210              11.033 7
                      12/31/2011              11.033              10.638 12
                      12/31/2012              10.638              11.991 41
                      12/31/2013              11.991              13.911 43
                      12/31/2014              13.911              13.955 44
1.95%
                      12/31/2009              N/A              10.207 29
                      12/31/2010              10.207              11.013 772
                      12/31/2011              11.013              10.603 1689
                      12/31/2012              10.603              11.934 1921
                      12/31/2013              11.934              13.824 2071
                      12/31/2014              13.824              13.847 1656
2.05%
                      12/31/2009              N/A              10.205 0
                      12/31/2010              10.205              11.000 35
                      12/31/2011              11.000              10.580 146
                      12/31/2012              10.580              11.896 149
                      12/31/2013              11.896              13.766 131
                      12/31/2014              13.766              13.775 91
2.10%
                      12/31/2009              N/A              10.204 0
                      12/31/2010              10.204              10.993 23
                      12/31/2011              10.993              10.568 50
                      12/31/2012              10.568              11.877 89
                      12/31/2013              11.877              13.737 131
                      12/31/2014              13.737              13.739 168

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.15%
                      12/31/2009              N/A              10.203 0
                      12/31/2010              10.203              10.987 3
                      12/31/2011              10.987              10.556 5
                      12/31/2012              10.556              11.858 6
                      12/31/2013              11.858              13.708 4
                      12/31/2014              13.708              13.704 3
2.20%
                      12/31/2009              N/A              10.202 1
                      12/31/2010              10.202              10.980 43
                      12/31/2011              10.980              10.545 47
                      12/31/2012              10.545              11.839 94
                      12/31/2013              11.839              13.680 214
                      12/31/2014              13.680              13.668 275
2.25%
                      12/31/2009              N/A              10.201 2
                      12/31/2010              10.201              10.974 24
                      12/31/2011              10.974              10.533 42
                      12/31/2012              10.533              11.820 93
                      12/31/2013              11.820              13.651 97
                      12/31/2014              13.651              13.633 103
2.30%
                      12/31/2009              N/A              10.200 0
                      12/31/2010              10.200              10.967 0
                      12/31/2011              10.967              10.522 0
                      12/31/2012              10.522              11.801 0
                      12/31/2013              11.801              13.622 0
                      12/31/2014              13.622              13.597 0
2.35%
                      12/31/2009              N/A              10.199 8
                      12/31/2010              10.199              10.961 202
                      12/31/2011              10.961              10.510 333
                      12/31/2012              10.510              11.782 516
                      12/31/2013              11.782              13.594 725
                      12/31/2014              13.594              13.562 783
2.40%
                      12/31/2009              N/A              10.198 2
                      12/31/2010              10.198              10.954 319
                      12/31/2011              10.954              10.499 20
                      12/31/2012              10.499              11.763 42
                      12/31/2013              11.763              13.565 78
                      12/31/2014              13.565              13.527 96
2.45%
                      12/31/2009              N/A              10.197 130
                      12/31/2010              10.197              10.948 150
                      12/31/2011              10.948              10.487 158
                      12/31/2012              10.487              11.745 168
                      12/31/2013              11.745              13.537 189
                      12/31/2014              13.537              13.492 198
2.50%
                      12/31/2009              N/A              10.196 29
                      12/31/2010              10.196              10.941 272
                      12/31/2011              10.941              10.476 362
                      12/31/2012              10.476              11.726 397
                      12/31/2013              11.726              13.509 697
                      12/31/2014              13.509              13.457 705

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

29

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
                      12/31/2009              N/A              10.195 6
                      12/31/2010              10.195              10.935 4
                      12/31/2011              10.935              10.464 29
                      12/31/2012              10.464              11.707 27
                      12/31/2013              11.707              13.480 39
                      12/31/2014              13.480              13.422 60
2.60%
                      12/31/2009              N/A              10.194 0
                      12/31/2010              10.194              10.928 44
                      12/31/2011              10.928              10.453 83
                      12/31/2012              10.453              11.688 99
                      12/31/2013              11.688              13.452 225
                      12/31/2014              13.452              13.387 301
2.65%
                      12/31/2009              N/A              10.193 7
                      12/31/2010              10.193              10.922 140
                      12/31/2011              10.922              10.442 210
                      12/31/2012              10.442              11.670 237
                      12/31/2013              11.670              13.424 305
                      12/31/2014              13.424              13.352 360
2.70%
                      12/31/2009              N/A              10.192 0
                      12/31/2010              10.192              10.915 33
                      12/31/2011              10.915              10.430 38
                      12/31/2012              10.430              11.651 47
                      12/31/2013              11.651              13.396 83
                      12/31/2014              13.396              13.318 111
2.75%
                      12/31/2009              N/A              10.191 5
                      12/31/2010              10.191              10.909 38
                      12/31/2011              10.909              10.419 128
                      12/31/2012              10.419              11.632 161
                      12/31/2013              11.632              13.368 234
                      12/31/2014              13.368              13.283 331
2.80%
                      12/31/2009              N/A              10.190 7
                      12/31/2010              10.190              10.902 80
                      12/31/2011              10.902              10.407 123
                      12/31/2012              10.407              11.614 120
                      12/31/2013              11.614              13.340 250
                      12/31/2014              13.340              13.249 296
2.85%
                      12/31/2009              N/A              10.189 0
                      12/31/2010              10.189              10.896 4
                      12/31/2011              10.896              10.396 7
                      12/31/2012              10.396              11.595 17
                      12/31/2013              11.595              13.312 13
                      12/31/2014              13.312              13.214 46
2.90%
                      12/31/2009              N/A              10.189 5
                      12/31/2010              10.189              10.889 113
                      12/31/2011              10.889              10.385 91
                      12/31/2012              10.385              11.577 86
                      12/31/2013              11.577              13.284 116
                      12/31/2014              13.284              13.180 155

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.95%
                      12/31/2009              N/A              10.188 1
                      12/31/2010              10.188              10.883 60
                      12/31/2011              10.883              10.373 66
                      12/31/2012              10.373              11.558 61
                      12/31/2013              11.558              13.256 60
                      12/31/2014              13.256              13.146 62
3.00%
                      12/31/2009              N/A              10.187 0
                      12/31/2010              10.187              10.876 2
                      12/31/2011              10.876              10.362 2
                      12/31/2012              10.362              11.540 6
                      12/31/2013              11.540              13.228 3
                      12/31/2014              13.228              13.112 7
3.05%
                      12/31/2009              N/A              10.186 0
                      12/31/2010              10.186              10.870 34
                      12/31/2011              10.870              10.350 34
                      12/31/2012              10.350              11.522 29
                      12/31/2013              11.522              13.201 107
                      12/31/2014              13.201              13.078 122
3.10%
                      12/31/2009              N/A              10.185 0
                      12/31/2010              10.185              10.863 4
                      12/31/2011              10.863              10.339 10
                      12/31/2012              10.339              11.503 8
                      12/31/2013              11.503              13.173 3
                      12/31/2014              13.173              13.044 3
3.15%
                      12/31/2009              N/A              10.184 0
                      12/31/2010              10.184              10.857 1
                      12/31/2011              10.857              10.328 0
                      12/31/2012              10.328              11.485 2
                      12/31/2013              11.485              13.145 6
                      12/31/2014              13.145              13.010 33
3.20%
                      12/31/2013              N/A              20.422 1
                      12/31/2014              20.422              20.202 6
3.25%
                      12/31/2013              N/A              20.247 0
                      12/31/2014              20.247              20.019 0
3.30%
                      12/31/2013              N/A              13.063 0
                      12/31/2014              13.063              12.909 3
3.35%
                      12/31/2013              N/A              19.902 0
                      12/31/2014              19.902              19.658 0
3.40%
                      12/31/2013              N/A              19.732 0
                      12/31/2014              19.732              19.480 0

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

30

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Gateway Fund
1.65%
                      12/31/2010              N/A              10.085 407
                      12/31/2011              10.085              10.224 922
                      12/31/2012              10.224              10.473 914
                      12/31/2013              10.473              11.172 1090
                      12/31/2014              11.172              11.328 851
1.70%
                      12/31/2010              N/A              10.082 255
                      12/31/2011              10.082              10.216 546
                      12/31/2012              10.216              10.459 619
                      12/31/2013              10.459              11.151 706
                      12/31/2014              11.151              11.302 714
1.75%
                      12/31/2010              N/A              10.078 10
                      12/31/2011              10.078              10.207 37
                      12/31/2012              10.207              10.445 40
                      12/31/2013              10.445              11.131 39
                      12/31/2014              11.131              11.276 35
1.80%
                      12/31/2010              N/A              10.075 6
                      12/31/2011              10.075              10.199 7
                      12/31/2012              10.199              10.431 27
                      12/31/2013              10.431              11.110 30
                      12/31/2014              11.110              11.249 8
1.95%
                      12/31/2010              N/A              10.065 111
                      12/31/2011              10.065              10.173 274
                      12/31/2012              10.173              10.390 315
                      12/31/2013              10.390              11.049 371
                      12/31/2014              11.049              11.171 427
2.05%
                      12/31/2010              N/A              10.058 1
                      12/31/2011              10.058              10.156 4
                      12/31/2012              10.156              10.362 7
                      12/31/2013              10.362              11.008 7
                      12/31/2014              11.008              11.118 6
2.10%
                      12/31/2010              N/A              10.055 14
                      12/31/2011              10.055              10.148 18
                      12/31/2012              10.148              10.348 31
                      12/31/2013              10.348              10.988 32
                      12/31/2014              10.988              11.092 35
2.15%
                      12/31/2010              N/A              10.051 0
                      12/31/2011              10.051              10.139 0
                      12/31/2012              10.139              10.334 0
                      12/31/2013              10.334              10.968 0
                      12/31/2014              10.968              11.067 4
2.20%
                      12/31/2010              N/A              10.048 4
                      12/31/2011              10.048              10.131 29
                      12/31/2012              10.131              10.320 36
                      12/31/2013              10.320              10.948 49
                      12/31/2014              10.948              11.041 43

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
                      12/31/2010              N/A              10.044 4
                      12/31/2011              10.044              10.122 14
                      12/31/2012              10.122              10.307 24
                      12/31/2013              10.307              10.928 38
                      12/31/2014              10.928              11.015 33
2.30%
                      12/31/2010              N/A              10.041 0
                      12/31/2011              10.041              10.114 1
                      12/31/2012              10.114              10.293 0
                      12/31/2013              10.293              10.908 0
                      12/31/2014              10.908              10.989 0
2.35%
                      12/31/2010              N/A              10.038 8
                      12/31/2011              10.038              10.105 41
                      12/31/2012              10.105              10.279 43
                      12/31/2013              10.279              10.888 87
                      12/31/2014              10.888              10.963 108
2.40%
                      12/31/2010              N/A              10.034 10
                      12/31/2011              10.034              10.097 19
                      12/31/2012              10.097              10.265 20
                      12/31/2013              10.265              10.868 53
                      12/31/2014              10.868              10.938 91
2.45%
                      12/31/2010              N/A              10.031 11
                      12/31/2011              10.031              10.088 21
                      12/31/2012              10.088              10.252 25
                      12/31/2013              10.252              10.848 29
                      12/31/2014              10.848              10.912 13
2.50%
                      12/31/2010              N/A              10.028 11
                      12/31/2011              10.028              10.080 43
                      12/31/2012              10.080              10.238 130
                      12/31/2013              10.238              10.828 162
                      12/31/2014              10.828              10.887 184
2.55%
                      12/31/2010              N/A              10.024 0
                      12/31/2011              10.024              10.071 3
                      12/31/2012              10.071              10.224 5
                      12/31/2013              10.224              10.808 7
                      12/31/2014              10.808              10.861 11
2.60%
                      12/31/2010              N/A              10.021 10
                      12/31/2011              10.021              10.063 36
                      12/31/2012              10.063              10.210 44
                      12/31/2013              10.210              10.788 62
                      12/31/2014              10.788              10.836 54
2.65%
                      12/31/2010              N/A              10.017 11
                      12/31/2011              10.017              10.055 72
                      12/31/2012              10.055              10.197 73
                      12/31/2013              10.197              10.768 207
                      12/31/2014              10.768              10.811 224

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

31

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
                      12/31/2010              N/A              10.014 3
                      12/31/2011              10.014              10.046 3
                      12/31/2012              10.046              10.183 3
                      12/31/2013              10.183              10.748 9
                      12/31/2014              10.748              10.785 11
2.75%
                      12/31/2010              N/A              10.011 21
                      12/31/2011              10.011              10.038 57
                      12/31/2012              10.038              10.170 68
                      12/31/2013              10.170              10.729 108
                      12/31/2014              10.729              10.760 117
2.80%
                      12/31/2010              N/A              10.007 3
                      12/31/2011              10.007              10.029 19
                      12/31/2012              10.029              10.156 14
                      12/31/2013              10.156              10.709 43
                      12/31/2014              10.709              10.735 47
2.85%
                      12/31/2010              N/A              10.004 20
                      12/31/2011              10.004              10.021 20
                      12/31/2012              10.021              10.142 20
                      12/31/2013              10.142              10.689 23
                      12/31/2014              10.689              10.710 25
2.90%
                      12/31/2010              N/A              10.001 5
                      12/31/2011              10.001              10.013 42
                      12/31/2012              10.013              10.129 8
                      12/31/2013              10.129              10.670 53
                      12/31/2014              10.670              10.685 111
2.95%
                      12/31/2010              N/A              9.997 0
                      12/31/2011              9.997              10.004 0
                      12/31/2012              10.004              10.115 6
                      12/31/2013              10.115              10.650 13
                      12/31/2014              10.650              10.660 15
3.00%
                      12/31/2010              N/A              9.994 0
                      12/31/2011              9.994              9.996 3
                      12/31/2012              9.996              10.102 3
                      12/31/2013              10.102              10.631 0
                      12/31/2014              10.631              10.635 3
3.05%
                      12/31/2010              N/A              9.990 0
                      12/31/2011              9.990              9.988 3
                      12/31/2012              9.988              10.088 3
                      12/31/2013              10.088              10.611 13
                      12/31/2014              10.611              10.610 73
3.10%
                      12/31/2010              N/A              9.987 0
                      12/31/2011              9.987              9.979 0
                      12/31/2012              9.979              10.075 0
                      12/31/2013              10.075              10.592 51
                      12/31/2014              10.592              10.586 50

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
                      12/31/2010              N/A              9.984 0
                      12/31/2011              9.984              9.971 2
                      12/31/2012              9.971              10.061 2
                      12/31/2013              10.061              10.572 3
                      12/31/2014              10.572              10.561 4
3.20%
                      12/31/2013              N/A              10.548 0
                      12/31/2014              10.548              10.532 1
3.25%
                      12/31/2013              N/A              10.529 0
                      12/31/2014              10.529              10.507 0
3.30%
                      12/31/2013              N/A              10.832 0
                      12/31/2014              10.832              10.804 0
3.35%
                      12/31/2013              N/A              10.490 0
                      12/31/2014              10.490              10.458 0
3.40%
                      12/31/2013              N/A              10.470 0
                      12/31/2014              10.470              10.433 0
AZL International Index Fund
1.65%
                      12/31/2009              N/A              9.756 21
                      12/31/2010              9.756              10.279 73
                      12/31/2011              10.279              8.820 302
                      12/31/2012              8.820              10.239 463
                      12/31/2013              10.239              12.222 461
                      12/31/2014              12.222              11.279 472
1.70%
                      12/31/2009              N/A              9.755 40
                      12/31/2010              9.755              10.273 109
                      12/31/2011              10.273              8.810 200
                      12/31/2012              8.810              10.223 301
                      12/31/2013              10.223              12.197 376
                      12/31/2014              12.197              11.250 372
1.75%
                      12/31/2009              N/A              9.754 0
                      12/31/2010              9.754              10.267 5
                      12/31/2011              10.267              8.800 22
                      12/31/2012              8.800              10.206 35
                      12/31/2013              10.206              12.171 45
                      12/31/2014              12.171              11.221 51
1.80%
                      12/31/2009              N/A              9.753 102
                      12/31/2010              9.753              10.261 219
                      12/31/2011              10.261              8.791 147
                      12/31/2012              8.791              10.190 114
                      12/31/2013              10.190              12.146 118
                      12/31/2014              12.146              11.191 123
1.95%
                      12/31/2009              N/A              9.750 74
                      12/31/2010              9.750              10.243 103
                      12/31/2011              10.243              8.762 136
                      12/31/2012              8.762              10.141 170
                      12/31/2013              10.141              12.070 156
                      12/31/2014              12.070              11.105 149

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

32

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
                      12/31/2009              N/A              9.748 19
                      12/31/2010              9.748              10.230 26
                      12/31/2011              10.230              8.743 45
                      12/31/2012              8.743              10.109 43
                      12/31/2013              10.109              12.019 58
                      12/31/2014              12.019              11.047 66
2.10%
                      12/31/2009              N/A              9.747 207
                      12/31/2010              9.747              10.224 239
                      12/31/2011              10.224              8.733 238
                      12/31/2012              8.733              10.093 248
                      12/31/2013              10.093              11.994 224
                      12/31/2014              11.994              11.018 182
2.15%
                      12/31/2009              N/A              9.746 0
                      12/31/2010              9.746              10.218 5
                      12/31/2011              10.218              8.724 0
                      12/31/2012              8.724              10.077 0
                      12/31/2013              10.077              11.969 0
                      12/31/2014              11.969              10.990 0
2.20%
                      12/31/2009              N/A              9.746 175
                      12/31/2010              9.746              10.212 218
                      12/31/2011              10.212              8.714 229
                      12/31/2012              8.714              10.061 230
                      12/31/2013              10.061              11.944 239
                      12/31/2014              11.944              10.961 218
2.25%
                      12/31/2009              N/A              9.745 165
                      12/31/2010              9.745              10.206 148
                      12/31/2011              10.206              8.705 153
                      12/31/2012              8.705              10.045 144
                      12/31/2013              10.045              11.919 135
                      12/31/2014              11.919              10.933 130
2.30%
                      12/31/2009              N/A              9.744 0
                      12/31/2010              9.744              10.200 0
                      12/31/2011              10.200              8.695 0
                      12/31/2012              8.695              10.029 0
                      12/31/2013              10.029              11.894 0
                      12/31/2014              11.894              10.904 0
2.35%
                      12/31/2009              N/A              9.743 334
                      12/31/2010              9.743              10.194 320
                      12/31/2011              10.194              8.686 353
                      12/31/2012              8.686              10.013 299
                      12/31/2013              10.013              11.869 320
                      12/31/2014              11.869              10.876 301
2.40%
                      12/31/2009              N/A              9.742 86
                      12/31/2010              9.742              10.188 90
                      12/31/2011              10.188              8.676 101
                      12/31/2012              8.676              9.997 105
                      12/31/2013              9.997              11.844 90
                      12/31/2014              11.844              10.848 82

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.45%
                      12/31/2009              N/A              9.741 110
                      12/31/2010              9.741              10.182 103
                      12/31/2011              10.182              8.667 117
                      12/31/2012              8.667              9.981 102
                      12/31/2013              9.981              11.819 93
                      12/31/2014              11.819              10.820 85
2.50%
                      12/31/2009              N/A              9.740 195
                      12/31/2010              9.740              10.176 209
                      12/31/2011              10.176              8.657 228
                      12/31/2012              8.657              9.965 223
                      12/31/2013              9.965              11.794 218
                      12/31/2014              11.794              10.792 196
2.55%
                      12/31/2009              N/A              9.739 90
                      12/31/2010              9.739              10.170 80
                      12/31/2011              10.170              8.648 92
                      12/31/2012              8.648              9.949 86
                      12/31/2013              9.949              11.770 65
                      12/31/2014              11.770              10.764 60
2.60%
                      12/31/2009              N/A              9.738 147
                      12/31/2010              9.738              10.163 88
                      12/31/2011              10.163              8.638 96
                      12/31/2012              8.638              9.933 69
                      12/31/2013              9.933              11.745 71
                      12/31/2014              11.745              10.736 119
2.65%
                      12/31/2009              N/A              9.737 174
                      12/31/2010              9.737              10.157 190
                      12/31/2011              10.157              8.629 206
                      12/31/2012              8.629              9.917 154
                      12/31/2013              9.917              11.720 147
                      12/31/2014              11.720              10.708 171
2.70%
                      12/31/2009              N/A              9.736 30
                      12/31/2010              9.736              10.151 36
                      12/31/2011              10.151              8.619 35
                      12/31/2012              8.619              9.901 34
                      12/31/2013              9.901              11.696 47
                      12/31/2014              11.696              10.680 30
2.75%
                      12/31/2009              N/A              9.735 46
                      12/31/2010              9.735              10.145 27
                      12/31/2011              10.145              8.610 30
                      12/31/2012              8.610              9.885 22
                      12/31/2013              9.885              11.671 50
                      12/31/2014              11.671              10.653 43
2.80%
                      12/31/2009              N/A              9.734 40
                      12/31/2010              9.734              10.139 57
                      12/31/2011              10.139              8.600 57
                      12/31/2012              8.600              9.870 63
                      12/31/2013              9.870              11.647 57
                      12/31/2014              11.647              10.625 27

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

33

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
                      12/31/2009              N/A              9.733 31
                      12/31/2010              9.733              10.133 32
                      12/31/2011              10.133              8.591 33
                      12/31/2012              8.591              9.854 32
                      12/31/2013              9.854              11.622 22
                      12/31/2014              11.622              10.597 20
2.90%
                      12/31/2009              N/A              9.732 19
                      12/31/2010              9.732              10.127 16
                      12/31/2011              10.127              8.582 18
                      12/31/2012              8.582              9.838 17
                      12/31/2013              9.838              11.598 17
                      12/31/2014              11.598              10.570 22
2.95%
                      12/31/2009              N/A              9.732 17
                      12/31/2010              9.732              10.121 19
                      12/31/2011              10.121              8.572 20
                      12/31/2012              8.572              9.822 20
                      12/31/2013              9.822              11.574 15
                      12/31/2014              11.574              10.542 12
3.00%
                      12/31/2009              N/A              9.731 1
                      12/31/2010              9.731              10.115 0
                      12/31/2011              10.115              8.563 0
                      12/31/2012              8.563              9.807 0
                      12/31/2013              9.807              11.550 2
                      12/31/2014              11.550              10.515 1
3.05%
                      12/31/2009              N/A              9.730 1
                      12/31/2010              9.730              10.109 0
                      12/31/2011              10.109              8.553 0
                      12/31/2012              8.553              9.791 0
                      12/31/2013              9.791              11.525 10
                      12/31/2014              11.525              10.488 19
3.10%
                      12/31/2009              N/A              9.729 0
                      12/31/2010              9.729              10.103 0
                      12/31/2011              10.103              8.544 0
                      12/31/2012              8.544              9.775 0
                      12/31/2013              9.775              11.501 0
                      12/31/2014              11.501              10.461 0
3.15%
                      12/31/2009              N/A              9.728 0
                      12/31/2010              9.728              10.097 0
                      12/31/2011              10.097              8.535 0
                      12/31/2012              8.535              9.760 0
                      12/31/2013              9.760              11.477 1
                      12/31/2014              11.477              10.433 10
3.20%
                      12/31/2013              N/A              15.331 0
                      12/31/2014              15.331              13.930 3
3.25%
                      12/31/2013              N/A              15.295 0
                      12/31/2014              15.295              13.890 0
3.30%
                      12/31/2013              N/A              11.405 0
                      12/31/2014              11.405              10.352 2

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.35%
                      12/31/2013              N/A              15.223 0
                      12/31/2014              15.223              13.811 0
3.40%
                      12/31/2013              N/A              15.188 0
                      12/31/2014              15.188              13.772 0
AZL Invesco Equity and Income Fund
1.65%
                      12/31/2007              N/A              12.715 146
                      12/31/2008              12.715              9.515 135
                      12/31/2009              9.515              11.497 252
                      12/31/2010              11.497              12.637 1497
                      12/31/2011              12.637              12.160 2997
                      12/31/2012              12.160              13.384 2986
                      12/31/2013              13.384              16.412 4400
                      12/31/2014              16.412              17.516 4681
1.70%
                      12/31/2007              N/A              12.691 521
                      12/31/2008              12.691              9.492 558
                      12/31/2009              9.492              11.465 565
                      12/31/2010              11.465              12.595 1985
                      12/31/2011              12.595              12.113 3155
                      12/31/2012              12.113              13.326 3128
                      12/31/2013              13.326              16.333 4083
                      12/31/2014              16.333              17.423 4128
1.75%
                      12/31/2009              N/A              11.423 22
                      12/31/2010              11.423              12.543 104
                      12/31/2011              12.543              12.057 158
                      12/31/2012              12.057              13.258 185
                      12/31/2013              13.258              16.241 275
                      12/31/2014              16.241              17.316 214
1.80%
                      12/31/2008              N/A              9.448 82
                      12/31/2009              9.448              11.400 153
                      12/31/2010              11.400              12.511 164
                      12/31/2011              12.511              12.021 160
                      12/31/2012              12.021              13.211 133
                      12/31/2013              13.211              16.176 153
                      12/31/2014              16.176              17.238 166
1.95%
                      12/31/2007              N/A              12.575 187
                      12/31/2008              12.575              9.382 197
                      12/31/2009              9.382              11.303 265
                      12/31/2010              11.303              12.387 699
                      12/31/2011              12.387              11.883 979
                      12/31/2012              11.883              13.040 1065
                      12/31/2013              13.040              15.943 1520
                      12/31/2014              15.943              16.964 1563
2.05%
                      12/31/2008              N/A              9.339 27
                      12/31/2009              9.339              11.240 104
                      12/31/2010              11.240              12.305 178
                      12/31/2011              12.305              11.793 207
                      12/31/2012              11.793              12.928 176
                      12/31/2013              12.928              15.790 214
                      12/31/2014              15.790              16.784 180

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

34

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
                      12/31/2007              N/A              12.506 0
                      12/31/2008              12.506              9.317 199
                      12/31/2009              9.317              11.207 498
                      12/31/2010              11.207              12.263 488
                      12/31/2011              12.263              11.747 458
                      12/31/2012              11.747              12.872 413
                      12/31/2013              12.872              15.713 405
                      12/31/2014              15.713              16.694 403
2.15%
                      12/31/2008              N/A              9.295 1
                      12/31/2009              9.295              11.176 2
                      12/31/2010              11.176              12.223 2
                      12/31/2011              12.223              11.703 4
                      12/31/2012              11.703              12.816 4
                      12/31/2013              12.816              15.638 4
                      12/31/2014              15.638              16.606 4
2.20%
                      12/31/2007              N/A              12.461 0
                      12/31/2008              12.461              9.273 238
                      12/31/2009              9.273              11.144 467
                      12/31/2010              11.144              12.182 444
                      12/31/2011              12.182              11.658 441
                      12/31/2012              11.658              12.760 413
                      12/31/2013              12.760              15.562 523
                      12/31/2014              15.562              16.517 583
2.25%
                      12/31/2007              N/A              12.438 0
                      12/31/2008              12.438              9.252 284
                      12/31/2009              9.252              11.112 562
                      12/31/2010              11.112              12.141 632
                      12/31/2011              12.141              11.613 591
                      12/31/2012              11.613              12.705 554
                      12/31/2013              12.705              15.487 585
                      12/31/2014              15.487              16.429 589
2.30%
                      12/31/2009              N/A              11.081 3
                      12/31/2010              11.081              12.100 3
                      12/31/2011              12.100              11.568 3
                      12/31/2012              11.568              12.650 1
                      12/31/2013              12.650              15.412 0
                      12/31/2014              15.412              16.341 22
2.35%
                      12/31/2007              N/A              12.392 0
                      12/31/2008              12.392              9.208 314
                      12/31/2009              9.208              11.050 1644
                      12/31/2010              11.050              12.060 1636
                      12/31/2011              12.060              11.524 1656
                      12/31/2012              11.524              12.595 1546
                      12/31/2013              12.595              15.337 1825
                      12/31/2014              15.337              16.254 1934

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
                      12/31/2007              N/A              12.369 0
                      12/31/2008              12.369              9.187 75
                      12/31/2009              9.187              11.018 346
                      12/31/2010              11.018              12.020 307
                      12/31/2011              12.020              11.480 282
                      12/31/2012              11.480              12.541 251
                      12/31/2013              12.541              15.263 347
                      12/31/2014              15.263              16.168 451
2.45%
                      12/31/2007              N/A              12.347 0
                      12/31/2008              12.347              9.165 100
                      12/31/2009              9.165              10.987 145
                      12/31/2010              10.987              11.980 133
                      12/31/2011              11.980              11.436 150
                      12/31/2012              11.436              12.487 134
                      12/31/2013              12.487              15.190 141
                      12/31/2014              15.190              16.082 141
2.50%
                      12/31/2007              N/A              12.324 0
                      12/31/2008              12.324              9.144 239
                      12/31/2009              9.144              10.956 1790
                      12/31/2010              10.956              11.940 1886
                      12/31/2011              11.940              11.392 1873
                      12/31/2012              11.392              12.432 1753
                      12/31/2013              12.432              15.116 2071
                      12/31/2014              15.116              15.996 2016
2.55%
                      12/31/2007              N/A              12.301 0
                      12/31/2008              12.301              9.123 42
                      12/31/2009              9.123              10.925 154
                      12/31/2010              10.925              11.900 182
                      12/31/2011              11.900              11.349 178
                      12/31/2012              11.349              12.379 187
                      12/31/2013              12.379              15.043 224
                      12/31/2014              15.043              15.911 232
2.60%
                      12/31/2007              N/A              12.279 0
                      12/31/2008              12.279              9.101 95
                      12/31/2009              9.101              10.894 793
                      12/31/2010              10.894              11.861 771
                      12/31/2011              11.861              11.305 794
                      12/31/2012              11.305              12.325 756
                      12/31/2013              12.325              14.971 843
                      12/31/2014              14.971              15.826 883
2.65%
                      12/31/2007              N/A              12.256 0
                      12/31/2008              12.256              9.080 131
                      12/31/2009              9.080              10.863 934
                      12/31/2010              10.863              11.821 991
                      12/31/2011              11.821              11.262 1092
                      12/31/2012              11.262              12.272 1022
                      12/31/2013              12.272              14.899 1182
                      12/31/2014              14.899              15.742 1245

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

35

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
                      12/31/2007              N/A              12.234 0
                      12/31/2008              12.234              9.059 29
                      12/31/2009              9.059              10.832 97
                      12/31/2010              10.832              11.782 157
                      12/31/2011              11.782              11.219 210
                      12/31/2012              11.219              12.219 202
                      12/31/2013              12.219              14.827 226
                      12/31/2014              14.827              15.658 219
2.75%
                      12/31/2007              N/A              12.211 0
                      12/31/2008              12.211              9.038 12
                      12/31/2009              9.038              10.802 488
                      12/31/2010              10.802              11.742 592
                      12/31/2011              11.742              11.176 618
                      12/31/2012              11.176              12.166 700
                      12/31/2013              12.166              14.755 778
                      12/31/2014              14.755              15.575 843
2.80%
                      12/31/2007              N/A              12.189 0
                      12/31/2008              12.189              9.017 30
                      12/31/2009              9.017              10.771 444
                      12/31/2010              10.771              11.703 566
                      12/31/2011              11.703              11.133 630
                      12/31/2012              11.133              12.113 632
                      12/31/2013              12.113              14.684 634
                      12/31/2014              14.684              15.492 729
2.85%
                      12/31/2007              N/A              12.167 0
                      12/31/2008              12.167              8.996 6
                      12/31/2009              8.996              10.740 66
                      12/31/2010              10.740              11.664 58
                      12/31/2011              11.664              11.090 49
                      12/31/2012              11.090              12.061 45
                      12/31/2013              12.061              14.613 73
                      12/31/2014              14.613              15.409 101
2.90%
                      12/31/2007              N/A              12.144 0
                      12/31/2008              12.144              8.975 32
                      12/31/2009              8.975              10.710 361
                      12/31/2010              10.710              11.625 365
                      12/31/2011              11.625              11.048 269
                      12/31/2012              11.048              12.008 270
                      12/31/2013              12.008              14.542 320
                      12/31/2014              14.542              15.327 392
2.95%
                      12/31/2007              N/A              12.122 0
                      12/31/2008              12.122              8.954 16
                      12/31/2009              8.954              10.680 129
                      12/31/2010              10.680              11.587 148
                      12/31/2011              11.587              11.006 269
                      12/31/2012              11.006              11.956 250
                      12/31/2013              11.956              14.472 300
                      12/31/2014              14.472              15.246 406

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
                      12/31/2008              N/A              8.934 0
                      12/31/2009              8.934              10.650 6
                      12/31/2010              10.650              11.549 14
                      12/31/2011              11.549              10.964 13
                      12/31/2012              10.964              11.906 10
                      12/31/2013              11.906              14.404 23
                      12/31/2014              14.404              15.166 80
3.05%
                      12/31/2009              N/A              10.620 211
                      12/31/2010              10.620              11.510 245
                      12/31/2011              11.510              10.922 160
                      12/31/2012              10.922              11.853 160
                      12/31/2013              11.853              14.333 281
                      12/31/2014              14.333              15.084 326
3.10%
                      12/31/2009              N/A              10.590 48
                      12/31/2010              10.590              11.472 60
                      12/31/2011              11.472              10.880 94
                      12/31/2012              10.880              11.802 83
                      12/31/2013              11.802              14.264 118
                      12/31/2014              14.264              15.004 110
3.15%
                      12/31/2009              N/A              10.560 5
                      12/31/2010              10.560              11.434 8
                      12/31/2011              11.434              10.838 13
                      12/31/2012              10.838              11.751 12
                      12/31/2013              11.751              14.195 82
                      12/31/2014              14.195              14.924 94
3.20%
                      12/31/2013              N/A              14.537 1
                      12/31/2014              14.537              15.276 12
3.25%
                      12/31/2013              N/A              14.467 0
                      12/31/2014              14.467              15.195 0
3.30%
                      12/31/2013              N/A              13.992 0
                      12/31/2014              13.992              14.688 17
3.35%
                      12/31/2013              N/A              14.328 0
                      12/31/2014              14.328              15.033 0
3.40%
                      12/31/2013              N/A              14.258 0
                      12/31/2014              14.258              14.953 0
AZL Invesco Growth and Income Fund
1.65%
                      12/31/2007              N/A              14.055 31
                      12/31/2008              14.055              9.282 46
                      12/31/2009              9.282              11.289 18
                      12/31/2010              11.289              12.478 103
                      12/31/2011              12.478              12.036 244
                      12/31/2012              12.036              13.535 329
                      12/31/2013              13.535              17.798 336
                      12/31/2014              17.798              19.257 305

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

36

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
                      12/31/2007              N/A              14.008 141
                      12/31/2008              14.008              9.246 209
                      12/31/2009              9.246              11.240 104
                      12/31/2010              11.240              12.418 180
                      12/31/2011              12.418              11.972 272
                      12/31/2012              11.972              13.456 331
                      12/31/2013              13.456              17.685 405
                      12/31/2014              17.685              19.126 373
1.75%
                      12/31/2009              N/A              11.182 1
                      12/31/2010              11.182              12.348 6
                      12/31/2011              12.348              11.899 13
                      12/31/2012              11.899              13.367 18
                      12/31/2013              13.367              17.560 31
                      12/31/2014              17.560              18.980 25
1.80%
                      12/31/2008              N/A              9.176 74
                      12/31/2009              9.176              11.143 214
                      12/31/2010              11.143              12.298 241
                      12/31/2011              12.298              11.845 245
                      12/31/2012              11.845              13.300 229
                      12/31/2013              13.300              17.463 217
                      12/31/2014              17.463              18.866 177
1.95%
                      12/31/2007              N/A              13.776 8
                      12/31/2008              13.776              9.071 22
                      12/31/2009              9.071              10.999 165
                      12/31/2010              10.999              12.121 249
                      12/31/2011              12.121              11.657 274
                      12/31/2012              11.657              13.069 280
                      12/31/2013              13.069              17.134 256
                      12/31/2014              17.134              18.483 201
2.05%
                      12/31/2008              N/A              9.001 35
                      12/31/2009              9.001              10.904 132
                      12/31/2010              10.904              12.004 157
                      12/31/2011              12.004              11.533 231
                      12/31/2012              11.533              12.917 221
                      12/31/2013              12.917              16.918 169
                      12/31/2014              16.918              18.232 128
2.10%
                      12/31/2007              N/A              13.639 0
                      12/31/2008              13.639              8.967 114
                      12/31/2009              8.967              10.857 235
                      12/31/2010              10.857              11.946 249
                      12/31/2011              11.946              11.471 248
                      12/31/2012              11.471              12.842 238
                      12/31/2013              12.842              16.811 247
                      12/31/2014              16.811              18.107 208
2.15%
                      12/31/2008              N/A              8.932 2
                      12/31/2009              8.932              10.810 12
                      12/31/2010              10.810              11.888 23
                      12/31/2011              11.888              11.410 22
                      12/31/2012              11.410              12.767 19
                      12/31/2013              12.767              16.704 14
                      12/31/2014              16.704              17.984 12

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
                      12/31/2007              N/A              13.548 0
                      12/31/2008              13.548              8.898 133
                      12/31/2009              8.898              10.763 276
                      12/31/2010              10.763              11.831 282
                      12/31/2011              11.831              11.350 310
                      12/31/2012              11.350              12.693 283
                      12/31/2013              12.693              16.599 339
                      12/31/2014              16.599              17.861 317
2.25%
                      12/31/2007              N/A              13.503 0
                      12/31/2008              13.503              8.864 88
                      12/31/2009              8.864              10.716 230
                      12/31/2010              10.716              11.774 261
                      12/31/2011              11.774              11.289 260
                      12/31/2012              11.289              12.619 229
                      12/31/2013              12.619              16.494 287
                      12/31/2014              16.494              17.739 249
2.30%
                      12/31/2009              N/A              10.670 4
                      12/31/2010              10.670              11.717 0
                      12/31/2011              11.717              11.229 0
                      12/31/2012              11.229              12.545 0
                      12/31/2013              12.545              16.390 0
                      12/31/2014              16.390              17.619 0
2.35%
                      12/31/2007              N/A              13.413 0
                      12/31/2008              13.413              8.796 172
                      12/31/2009              8.796              10.624 322
                      12/31/2010              10.624              11.660 324
                      12/31/2011              11.660              11.169 323
                      12/31/2012              11.169              12.472 286
                      12/31/2013              12.472              16.286 479
                      12/31/2014              16.286              17.498 399
2.40%
                      12/31/2007              N/A              13.368 0
                      12/31/2008              13.368              8.763 98
                      12/31/2009              8.763              10.578 182
                      12/31/2010              10.578              11.604 135
                      12/31/2011              11.604              11.110 206
                      12/31/2012              11.110              12.399 198
                      12/31/2013              12.399              16.183 179
                      12/31/2014              16.183              17.379 222
2.45%
                      12/31/2007              N/A              13.324 0
                      12/31/2008              13.324              8.729 44
                      12/31/2009              8.729              10.532 93
                      12/31/2010              10.532              11.548 100
                      12/31/2011              11.548              11.051 111
                      12/31/2012              11.051              12.327 92
                      12/31/2013              12.327              16.081 94
                      12/31/2014              16.081              17.261 80

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

37

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
                      12/31/2007              N/A              13.279 0
                      12/31/2008              13.279              8.696 104
                      12/31/2009              8.696              10.486 210
                      12/31/2010              10.486              11.492 213
                      12/31/2011              11.492              10.992 233
                      12/31/2012              10.992              12.256 222
                      12/31/2013              12.256              15.979 257
                      12/31/2014              15.979              17.143 229
2.55%
                      12/31/2007              N/A              13.235 0
                      12/31/2008              13.235              8.662 27
                      12/31/2009              8.662              10.441 61
                      12/31/2010              10.441              11.437 66
                      12/31/2011              11.437              10.933 76
                      12/31/2012              10.933              12.184 83
                      12/31/2013              12.184              15.878 102
                      12/31/2014              15.878              17.026 104
2.60%
                      12/31/2007              N/A              13.191 0
                      12/31/2008              13.191              8.629 44
                      12/31/2009              8.629              10.396 74
                      12/31/2010              10.396              11.382 82
                      12/31/2011              11.382              10.875 130
                      12/31/2012              10.875              12.113 68
                      12/31/2013              12.113              15.778 65
                      12/31/2014              15.778              16.910 91
2.65%
                      12/31/2007              N/A              13.147 0
                      12/31/2008              13.147              8.596 61
                      12/31/2009              8.596              10.351 124
                      12/31/2010              10.351              11.327 115
                      12/31/2011              11.327              10.817 116
                      12/31/2012              10.817              12.043 101
                      12/31/2013              12.043              15.678 165
                      12/31/2014              15.678              16.795 159
2.70%
                      12/31/2007              N/A              13.103 0
                      12/31/2008              13.103              8.563 19
                      12/31/2009              8.563              10.306 37
                      12/31/2010              10.306              11.272 45
                      12/31/2011              11.272              10.760 44
                      12/31/2012              10.760              11.973 47
                      12/31/2013              11.973              15.579 30
                      12/31/2014              15.579              16.680 29
2.75%
                      12/31/2007              N/A              13.060 0
                      12/31/2008              13.060              8.530 15
                      12/31/2009              8.530              10.261 42
                      12/31/2010              10.261              11.218 34
                      12/31/2011              11.218              10.702 28
                      12/31/2012              10.702              11.903 24
                      12/31/2013              11.903              15.481 73
                      12/31/2014              15.481              16.567 102

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
                      12/31/2007              N/A              13.016 0
                      12/31/2008              13.016              8.498 17
                      12/31/2009              8.498              10.217 53
                      12/31/2010              10.217              11.164 35
                      12/31/2011              11.164              10.645 46
                      12/31/2012              10.645              11.833 44
                      12/31/2013              11.833              15.383 54
                      12/31/2014              15.383              16.454 46
2.85%
                      12/31/2007              N/A              12.973 0
                      12/31/2008              12.973              8.465 8
                      12/31/2009              8.465              10.173 9
                      12/31/2010              10.173              11.110 14
                      12/31/2011              11.110              10.589 9
                      12/31/2012              10.589              11.765 6
                      12/31/2013              11.765              15.286 15
                      12/31/2014              15.286              16.341 25
2.90%
                      12/31/2007              N/A              12.930 0
                      12/31/2008              12.930              8.433 16
                      12/31/2009              8.433              10.128 49
                      12/31/2010              10.128              11.056 39
                      12/31/2011              11.056              10.532 41
                      12/31/2012              10.532              11.696 42
                      12/31/2013              11.696              15.189 59
                      12/31/2014              15.189              16.230 65
2.95%
                      12/31/2007              N/A              12.887 0
                      12/31/2008              12.887              8.400 10
                      12/31/2009              8.400              10.085 15
                      12/31/2010              10.085              11.003 20
                      12/31/2011              11.003              10.476 19
                      12/31/2012              10.476              11.628 18
                      12/31/2013              11.628              15.093 19
                      12/31/2014              15.093              16.119 28
3.00%
                      12/31/2008              N/A              8.368 0
                      12/31/2009              8.368              10.041 0
                      12/31/2010              10.041              10.950 2
                      12/31/2011              10.950              10.421 0
                      12/31/2012              10.421              11.560 0
                      12/31/2013              11.560              14.998 13
                      12/31/2014              14.998              16.009 12
3.05%
                      12/31/2009              N/A              9.997 1
                      12/31/2010              9.997              10.897 0
                      12/31/2011              10.897              10.365 0
                      12/31/2012              10.365              11.493 0
                      12/31/2013              11.493              14.903 11
                      12/31/2014              14.903              15.900 25
3.10%
                      12/31/2009              N/A              9.954 0
                      12/31/2010              9.954              10.844 0
                      12/31/2011              10.844              10.310 0
                      12/31/2012              10.310              11.426 0
                      12/31/2013              11.426              14.809 0
                      12/31/2014              14.809              15.792 1

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

38

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
                      12/31/2009              N/A              9.911 0
                      12/31/2010              9.911              10.792 0
                      12/31/2011              10.792              10.255 0
                      12/31/2012              10.255              11.359 0
                      12/31/2013              11.359              14.715 1
                      12/31/2014              14.715              15.684 6
3.20%
                      12/31/2013              N/A              15.691 2
                      12/31/2014              15.691              16.716 8
3.25%
                      12/31/2013              N/A              15.591 0
                      12/31/2014              15.591              16.602 0
3.30%
                      12/31/2013              N/A              14.438 0
                      12/31/2014              14.438              15.366 0
3.35%
                      12/31/2013              N/A              15.395 0
                      12/31/2014              15.395              16.376 0
3.40%
                      12/31/2013              N/A              15.297 0
                      12/31/2014              15.297              16.264 0
AZL Invesco International Equity Fund
1.65%
                      12/31/2007              N/A              19.551 76
                      12/31/2008              19.551              11.248 157
                      12/31/2009              11.248              14.862 79
                      12/31/2010              14.862              16.449 129
                      12/31/2011              16.449              14.997 228
                      12/31/2012              14.997              17.045 289
                      12/31/2013              17.045              19.915 235
                      12/31/2014              19.915              19.639 213
1.70%
                      12/31/2007              N/A              19.496 275
                      12/31/2008              19.496              11.211 372
                      12/31/2009              11.211              14.805 187
                      12/31/2010              14.805              16.378 188
                      12/31/2011              16.378              14.925 306
                      12/31/2012              14.925              16.954 376
                      12/31/2013              16.954              19.799 403
                      12/31/2014              19.799              19.515 386
1.75%
                      12/31/2009              N/A              14.737 4
                      12/31/2010              14.737              16.294 12
                      12/31/2011              16.294              14.841 13
                      12/31/2012              14.841              16.851 19
                      12/31/2013              16.851              19.669 18
                      12/31/2014              19.669              19.376 13
1.80%
                      12/31/2008              N/A              11.136 77
                      12/31/2009              11.136              14.692 304
                      12/31/2010              14.692              16.236 343
                      12/31/2011              16.236              14.781 357
                      12/31/2012              14.781              16.774 332
                      12/31/2013              16.774              19.570 285
                      12/31/2014              19.570              19.269 264

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
                      12/31/2007              N/A              19.221 42
                      12/31/2008              19.221              11.025 46
                      12/31/2009              11.025              14.524 150
                      12/31/2010              14.524              16.027 176
                      12/31/2011              16.027              14.568 212
                      12/31/2012              14.568              16.508 223
                      12/31/2013              16.508              19.230 214
                      12/31/2014              19.230              18.906 212
2.05%
                      12/31/2008              N/A              10.952 12
                      12/31/2009              10.952              14.412 108
                      12/31/2010              14.412              15.888 124
                      12/31/2011              15.888              14.428 98
                      12/31/2012              14.428              16.332 97
                      12/31/2013              16.332              19.006 81
                      12/31/2014              19.006              18.668 73
2.10%
                      12/31/2007              N/A              19.058 0
                      12/31/2008              19.058              10.915 138
                      12/31/2009              10.915              14.357 482
                      12/31/2010              14.357              15.819 481
                      12/31/2011              15.819              14.358 476
                      12/31/2012              14.358              16.245 466
                      12/31/2013              16.245              18.896 425
                      12/31/2014              18.896              18.550 403
2.15%
                      12/31/2008              N/A              10.879 3
                      12/31/2009              10.879              14.302 18
                      12/31/2010              14.302              15.751 13
                      12/31/2011              15.751              14.289 7
                      12/31/2012              14.289              16.159 7
                      12/31/2013              16.159              18.786 5
                      12/31/2014              18.786              18.433 5
2.20%
                      12/31/2007              N/A              18.950 0
                      12/31/2008              18.950              10.843 252
                      12/31/2009              10.843              14.247 588
                      12/31/2010              14.247              15.683 586
                      12/31/2011              15.683              14.220 584
                      12/31/2012              14.220              16.073 567
                      12/31/2013              16.073              18.676 572
                      12/31/2014              18.676              18.316 515
2.25%
                      12/31/2007              N/A              18.897 0
                      12/31/2008              18.897              10.806 102
                      12/31/2009              10.806              14.193 458
                      12/31/2010              14.193              15.615 448
                      12/31/2011              15.615              14.151 434
                      12/31/2012              14.151              15.987 391
                      12/31/2013              15.987              18.567 353
                      12/31/2014              18.567              18.200 311

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

39

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
                      12/31/2009              N/A              14.138 1
                      12/31/2010              14.138              15.547 1
                      12/31/2011              15.547              14.083 0
                      12/31/2012              14.083              15.902 0
                      12/31/2013              15.902              18.459 0
                      12/31/2014              18.459              18.085 0
2.35%
                      12/31/2007              N/A              18.790 0
                      12/31/2008              18.790              10.735 279
                      12/31/2009              10.735              14.084 702
                      12/31/2010              14.084              15.480 642
                      12/31/2011              15.480              14.015 658
                      12/31/2012              14.015              15.817 607
                      12/31/2013              15.817              18.352 573
                      12/31/2014              18.352              17.971 553
2.40%
                      12/31/2007              N/A              18.736 0
                      12/31/2008              18.736              10.699 115
                      12/31/2009              10.699              14.030 482
                      12/31/2010              14.030              15.413 455
                      12/31/2011              15.413              13.947 400
                      12/31/2012              13.947              15.733 367
                      12/31/2013              15.733              18.245 357
                      12/31/2014              18.245              17.858 313
2.45%
                      12/31/2007              N/A              18.683 0
                      12/31/2008              18.683              10.663 83
                      12/31/2009              10.663              13.977 161
                      12/31/2010              13.977              15.346 166
                      12/31/2011              15.346              13.880 166
                      12/31/2012              13.880              15.649 140
                      12/31/2013              15.649              18.139 147
                      12/31/2014              18.139              17.745 134
2.50%
                      12/31/2007              N/A              18.630 0
                      12/31/2008              18.630              10.628 153
                      12/31/2009              10.628              13.923 570
                      12/31/2010              13.923              15.280 525
                      12/31/2011              15.280              13.813 534
                      12/31/2012              13.813              15.566 508
                      12/31/2013              15.566              18.033 488
                      12/31/2014              18.033              17.632 453
2.55%
                      12/31/2007              N/A              18.578 0
                      12/31/2008              18.578              10.592 61
                      12/31/2009              10.592              13.870 415
                      12/31/2010              13.870              15.213 415
                      12/31/2011              15.213              13.746 380
                      12/31/2012              13.746              15.483 338
                      12/31/2013              15.483              17.928 324
                      12/31/2014              17.928              17.521 246

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
                      12/31/2007              N/A              18.525 0
                      12/31/2008              18.525              10.557 84
                      12/31/2009              10.557              13.817 160
                      12/31/2010              13.817              15.148 178
                      12/31/2011              15.148              13.680 206
                      12/31/2012              13.680              15.400 148
                      12/31/2013              15.400              17.824 214
                      12/31/2014              17.824              17.410 223
2.65%
                      12/31/2007              N/A              18.473 0
                      12/31/2008              18.473              10.522 119
                      12/31/2009              10.522              13.764 442
                      12/31/2010              13.764              15.082 372
                      12/31/2011              15.082              13.614 370
                      12/31/2012              13.614              15.318 364
                      12/31/2013              15.318              17.720 366
                      12/31/2014              17.720              17.300 344
2.70%
                      12/31/2007              N/A              18.420 0
                      12/31/2008              18.420              10.487 29
                      12/31/2009              10.487              13.711 123
                      12/31/2010              13.711              15.017 119
                      12/31/2011              15.017              13.548 99
                      12/31/2012              13.548              15.237 84
                      12/31/2013              15.237              17.617 69
                      12/31/2014              17.617              17.191 66
2.75%
                      12/31/2007              N/A              18.368 0
                      12/31/2008              18.368              10.452 22
                      12/31/2009              10.452              13.658 80
                      12/31/2010              13.658              14.952 68
                      12/31/2011              14.952              13.483 64
                      12/31/2012              13.483              15.156 49
                      12/31/2013              15.156              17.514 88
                      12/31/2014              17.514              17.082 117
2.80%
                      12/31/2007              N/A              18.316 0
                      12/31/2008              18.316              10.417 35
                      12/31/2009              10.417              13.606 135
                      12/31/2010              13.606              14.887 149
                      12/31/2011              14.887              13.418 138
                      12/31/2012              13.418              15.075 124
                      12/31/2013              15.075              17.412 109
                      12/31/2014              17.412              16.974 99
2.85%
                      12/31/2007              N/A              18.264 0
                      12/31/2008              18.264              10.382 11
                      12/31/2009              10.382              13.554 35
                      12/31/2010              13.554              14.822 33
                      12/31/2011              14.822              13.353 37
                      12/31/2012              13.353              14.995 35
                      12/31/2013              14.995              17.311 34
                      12/31/2014              17.311              16.867 34

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

40

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
                      12/31/2007              N/A              18.212 0
                      12/31/2008              18.212              10.347 23
                      12/31/2009              10.347              13.502 78
                      12/31/2010              13.502              14.758 67
                      12/31/2011              14.758              13.289 63
                      12/31/2012              13.289              14.915 52
                      12/31/2013              14.915              17.210 60
                      12/31/2014              17.210              16.760 81
2.95%
                      12/31/2007              N/A              18.161 0
                      12/31/2008              18.161              10.313 27
                      12/31/2009              10.313              13.450 106
                      12/31/2010              13.450              14.694 88
                      12/31/2011              14.694              13.225 54
                      12/31/2012              13.225              14.835 54
                      12/31/2013              14.835              17.110 44
                      12/31/2014              17.110              16.654 41
3.00%
                      12/31/2008              N/A              10.279 0
                      12/31/2009              10.279              13.399 0
                      12/31/2010              13.399              14.631 0
                      12/31/2011              14.631              13.161 1
                      12/31/2012              13.161              14.756 0
                      12/31/2013              14.756              17.010 11
                      12/31/2014              17.010              16.549 12
3.05%
                      12/31/2009              N/A              13.347 13
                      12/31/2010              13.347              14.567 0
                      12/31/2011              14.567              13.097 0
                      12/31/2012              13.097              14.678 0
                      12/31/2013              14.678              16.911 26
                      12/31/2014              16.911              16.445 88
3.10%
                      12/31/2009              N/A              13.296 1
                      12/31/2010              13.296              14.504 0
                      12/31/2011              14.504              13.034 0
                      12/31/2012              13.034              14.600 0
                      12/31/2013              14.600              16.812 0
                      12/31/2014              16.812              16.341 3
3.15%
                      12/31/2009              N/A              13.245 0
                      12/31/2010              13.245              14.442 0
                      12/31/2011              14.442              12.971 0
                      12/31/2012              12.971              14.522 0
                      12/31/2013              14.522              16.715 4
                      12/31/2014              16.715              16.237 8
3.20%
                      12/31/2013              N/A              17.260 7
                      12/31/2014              17.260              16.759 8
3.25%
                      12/31/2013              N/A              17.160 0
                      12/31/2014              17.160              16.653 0
3.30%
                      12/31/2013              N/A              16.424 1
                      12/31/2014              16.424              15.931 10

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.35%
                      12/31/2013              N/A              16.960 0
                      12/31/2014              16.960              16.443 0
3.40%
                      12/31/2013              N/A              16.861 0
                      12/31/2014              16.861              16.339 0
AZL JPMorgan International Opportunities Fund
1.65%
                      12/31/2007              N/A              19.135 86
                      12/31/2008              19.135              13.445 84
                      12/31/2009              13.445              16.706 20
                      12/31/2010              16.706              17.410 51
                      12/31/2011              17.410              14.829 133
                      12/31/2012              14.829              17.540 201
                      12/31/2013              17.540              20.823 164
                      12/31/2014              20.823              18.968 168
1.70%
                      12/31/2007              N/A              19.090 211
                      12/31/2008              19.090              13.407 275
                      12/31/2009              13.407              16.650 115
                      12/31/2010              16.650              17.343 132
                      12/31/2011              17.343              14.765 190
                      12/31/2012              14.765              17.455 264
                      12/31/2013              17.455              20.712 274
                      12/31/2014              20.712              18.858 268
1.75%
                      12/31/2009              N/A              16.581 1
                      12/31/2010              16.581              17.263 4
                      12/31/2011              17.263              14.689 10
                      12/31/2012              14.689              17.357 14
                      12/31/2013              17.357              20.586 10
                      12/31/2014              20.586              18.733 12
1.80%
                      12/31/2008              N/A              13.331 95
                      12/31/2009              13.331              16.539 304
                      12/31/2010              16.539              17.210 317
                      12/31/2011              17.210              14.637 283
                      12/31/2012              14.637              17.287 292
                      12/31/2013              17.287              20.492 236
                      12/31/2014              20.492              18.639 249
1.95%
                      12/31/2007              N/A              18.868 48
                      12/31/2008              18.868              13.218 60
                      12/31/2009              13.218              16.374 156
                      12/31/2010              16.374              17.013 171
                      12/31/2011              17.013              14.448 191
                      12/31/2012              14.448              17.038 224
                      12/31/2013              17.038              20.167 204
                      12/31/2014              20.167              18.315 202
2.05%
                      12/31/2008              N/A              13.143 18
                      12/31/2009              13.143              16.265 125
                      12/31/2010              16.265              16.883 141
                      12/31/2011              16.883              14.323 148
                      12/31/2012              14.323              16.874 150
                      12/31/2013              16.874              19.952 126
                      12/31/2014              19.952              18.102 142

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

41

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
                      12/31/2007              N/A              18.736 0
                      12/31/2008              18.736              13.105 208
                      12/31/2009              13.105              16.211 542
                      12/31/2010              16.211              16.818 605
                      12/31/2011              16.818              14.261 423
                      12/31/2012              14.261              16.792 424
                      12/31/2013              16.792              19.846 386
                      12/31/2014              19.846              17.997 384
2.15%
                      12/31/2008              N/A              13.068 1
                      12/31/2009              13.068              16.157 9
                      12/31/2010              16.157              16.754 4
                      12/31/2011              16.754              14.200 3
                      12/31/2012              14.200              16.711 2
                      12/31/2013              16.711              19.740 2
                      12/31/2014              19.740              17.892 2
2.20%
                      12/31/2007              N/A              18.649 0
                      12/31/2008              18.649              13.031 175
                      12/31/2009              13.031              16.103 453
                      12/31/2010              16.103              16.690 473
                      12/31/2011              16.690              14.138 480
                      12/31/2012              14.138              16.631 468
                      12/31/2013              16.631              19.635 430
                      12/31/2014              19.635              17.788 437
2.25%
                      12/31/2007              N/A              18.605 0
                      12/31/2008              18.605              12.994 159
                      12/31/2009              12.994              16.049 365
                      12/31/2010              16.049              16.626 415
                      12/31/2011              16.626              14.077 416
                      12/31/2012              14.077              16.550 430
                      12/31/2013              16.550              19.531 350
                      12/31/2014              19.531              17.684 329
2.30%
                      12/31/2009              N/A              15.996 5
                      12/31/2010              15.996              16.562 4
                      12/31/2011              16.562              14.016 3
                      12/31/2012              14.016              16.470 3
                      12/31/2013              16.470              19.427 2
                      12/31/2014              19.427              17.581 2
2.35%
                      12/31/2007              N/A              18.519 0
                      12/31/2008              18.519              12.921 231
                      12/31/2009              12.921              15.943 547
                      12/31/2010              15.943              16.499 497
                      12/31/2011              16.499              13.955 475
                      12/31/2012              13.955              16.391 443
                      12/31/2013              16.391              19.323 447
                      12/31/2014              19.323              17.479 437

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
                      12/31/2007              N/A              18.475 0
                      12/31/2008              18.475              12.884 82
                      12/31/2009              12.884              15.890 249
                      12/31/2010              15.890              16.435 245
                      12/31/2011              16.435              13.895 266
                      12/31/2012              13.895              16.312 254
                      12/31/2013              16.312              19.220 238
                      12/31/2014              19.220              17.377 224
2.45%
                      12/31/2007              N/A              18.432 0
                      12/31/2008              18.432              12.848 103
                      12/31/2009              12.848              15.837 188
                      12/31/2010              15.837              16.372 197
                      12/31/2011              16.372              13.835 173
                      12/31/2012              13.835              16.233 156
                      12/31/2013              16.233              19.118 165
                      12/31/2014              19.118              17.276 143
2.50%
                      12/31/2007              N/A              18.389 0
                      12/31/2008              18.389              12.811 173
                      12/31/2009              12.811              15.784 421
                      12/31/2010              15.784              16.310 434
                      12/31/2011              16.310              13.775 486
                      12/31/2012              13.775              16.155 474
                      12/31/2013              16.155              19.016 423
                      12/31/2014              19.016              17.175 393
2.55%
                      12/31/2007              N/A              18.346 0
                      12/31/2008              18.346              12.775 36
                      12/31/2009              12.775              15.731 172
                      12/31/2010              15.731              16.247 173
                      12/31/2011              16.247              13.715 177
                      12/31/2012              13.715              16.077 177
                      12/31/2013              16.077              18.915 152
                      12/31/2014              18.915              17.075 146
2.60%
                      12/31/2007              N/A              18.303 0
                      12/31/2008              18.303              12.739 58
                      12/31/2009              12.739              15.679 144
                      12/31/2010              15.679              16.185 195
                      12/31/2011              16.185              13.656 137
                      12/31/2012              13.656              15.999 140
                      12/31/2013              15.999              18.814 166
                      12/31/2014              18.814              16.976 158
2.65%
                      12/31/2007              N/A              18.261 0
                      12/31/2008              18.261              12.703 101
                      12/31/2009              12.703              15.626 264
                      12/31/2010              15.626              16.123 238
                      12/31/2011              16.123              13.597 253
                      12/31/2012              13.597              15.922 244
                      12/31/2013              15.922              18.714 220
                      12/31/2014              18.714              16.877 215

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

42

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
                      12/31/2007              N/A              18.218 0
                      12/31/2008              18.218              12.667 17
                      12/31/2009              12.667              15.574 87
                      12/31/2010              15.574              16.061 92
                      12/31/2011              16.061              13.538 85
                      12/31/2012              13.538              15.845 80
                      12/31/2013              15.845              18.614 86
                      12/31/2014              18.614              16.779 74
2.75%
                      12/31/2007              N/A              18.176 0
                      12/31/2008              18.176              12.631 16
                      12/31/2009              12.631              15.522 35
                      12/31/2010              15.522              16.000 28
                      12/31/2011              16.000              13.479 24
                      12/31/2012              13.479              15.768 23
                      12/31/2013              15.768              18.515 50
                      12/31/2014              18.515              16.681 86
2.80%
                      12/31/2007              N/A              18.133 0
                      12/31/2008              18.133              12.595 21
                      12/31/2009              12.595              15.471 97
                      12/31/2010              15.471              15.938 92
                      12/31/2011              15.938              13.421 94
                      12/31/2012              13.421              15.692 81
                      12/31/2013              15.692              18.416 67
                      12/31/2014              18.416              16.584 56
2.85%
                      12/31/2007              N/A              18.091 0
                      12/31/2008              18.091              12.559 4
                      12/31/2009              12.559              15.419 17
                      12/31/2010              15.419              15.877 19
                      12/31/2011              15.877              13.363 14
                      12/31/2012              13.363              15.616 12
                      12/31/2013              15.616              18.318 11
                      12/31/2014              18.318              16.487 15
2.90%
                      12/31/2007              N/A              18.049 0
                      12/31/2008              18.049              12.524 27
                      12/31/2009              12.524              15.368 57
                      12/31/2010              15.368              15.816 49
                      12/31/2011              15.816              13.305 44
                      12/31/2012              13.305              15.541 43
                      12/31/2013              15.541              18.221 54
                      12/31/2014              18.221              16.391 57
2.95%
                      12/31/2007              N/A              18.006 0
                      12/31/2008              18.006              12.488 6
                      12/31/2009              12.488              15.317 16
                      12/31/2010              15.317              15.756 10
                      12/31/2011              15.756              13.248 11
                      12/31/2012              13.248              15.466 12
                      12/31/2013              15.466              18.124 15
                      12/31/2014              18.124              16.296 14

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
                      12/31/2008              N/A              12.453 0
                      12/31/2009              12.453              15.265 1
                      12/31/2010              15.265              15.695 2
                      12/31/2011              15.695              13.190 0
                      12/31/2012              13.190              15.391 0
                      12/31/2013              15.391              18.027 1
                      12/31/2014              18.027              16.201 5
3.05%
                      12/31/2009              N/A              15.215 6
                      12/31/2010              15.215              15.635 0
                      12/31/2011              15.635              13.133 0
                      12/31/2012              13.133              15.317 0
                      12/31/2013              15.317              17.931 11
                      12/31/2014              17.931              16.107 23
3.10%
                      12/31/2009              N/A              15.164 0
                      12/31/2010              15.164              15.575 0
                      12/31/2011              15.575              13.076 0
                      12/31/2012              13.076              15.243 0
                      12/31/2013              15.243              17.836 0
                      12/31/2014              17.836              16.013 1
3.15%
                      12/31/2009              N/A              15.113 0
                      12/31/2010              15.113              15.516 0
                      12/31/2011              15.516              13.020 0
                      12/31/2012              13.020              15.169 0
                      12/31/2013              15.169              17.741 1
                      12/31/2014              17.741              15.920 7
3.20%
                      12/31/2013              N/A              18.247 0
                      12/31/2014              18.247              16.366 1
3.25%
                      12/31/2013              N/A              18.150 0
                      12/31/2014              18.150              16.270 0
3.30%
                      12/31/2013              N/A              17.459 1
                      12/31/2014              17.459              15.643 15
3.35%
                      12/31/2013              N/A              17.957 0
                      12/31/2014              17.957              16.081 0
3.40%
                      12/31/2013              N/A              17.861 0
                      12/31/2014              17.861              15.988 0
AZL JPMorgan U.S. Equity Fund
1.65%
                      12/31/2007              N/A              12.821 43
                      12/31/2008              12.821              7.733 63
                      12/31/2009              7.733              10.171 19
                      12/31/2010              10.171              11.302 85
                      12/31/2011              11.302              10.873 196
                      12/31/2012              10.873              12.526 290
                      12/31/2013              12.526              16.868 239
                      12/31/2014              16.868              18.945 240

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

43

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
                      12/31/2007              N/A              12.798 113
                      12/31/2008              12.798              7.715 109
                      12/31/2009              7.715              10.142 44
                      12/31/2010              10.142              11.264 129
                      12/31/2011              11.264              10.831 190
                      12/31/2012              10.831              12.472 293
                      12/31/2013              12.472              16.787 397
                      12/31/2014              16.787              18.844 376
1.75%
                      12/31/2009              N/A              10.105 0
                      12/31/2010              10.105              11.217 1
                      12/31/2011              11.217              10.781 3
                      12/31/2012              10.781              12.408 17
                      12/31/2013              12.408              16.692 39
                      12/31/2014              16.692              18.728 37
1.80%
                      12/31/2008              N/A              7.679 30
                      12/31/2009              7.679              10.085 168
                      12/31/2010              10.085              11.189 184
                      12/31/2011              11.189              10.749 178
                      12/31/2012              10.749              12.365 208
                      12/31/2013              12.365              16.625 230
                      12/31/2014              16.625              18.644 223
1.95%
                      12/31/2007              N/A              12.681 11
                      12/31/2008              12.681              7.625 22
                      12/31/2009              7.625              9.999 52
                      12/31/2010              9.999              11.078 56
                      12/31/2011              11.078              10.626 99
                      12/31/2012              10.626              12.204 133
                      12/31/2013              12.204              16.385 124
                      12/31/2014              16.385              18.347 143
2.05%
                      12/31/2008              N/A              7.590 7
                      12/31/2009              7.590              9.943 49
                      12/31/2010              9.943              11.004 54
                      12/31/2011              11.004              10.545 57
                      12/31/2012              10.545              12.099 51
                      12/31/2013              12.099              16.228 70
                      12/31/2014              16.228              18.153 41
2.10%
                      12/31/2007              N/A              12.611 0
                      12/31/2008              12.611              7.572 109
                      12/31/2009              7.572              9.914 225
                      12/31/2010              9.914              10.967 219
                      12/31/2011              10.967              10.504 199
                      12/31/2012              10.504              12.047 194
                      12/31/2013              12.047              16.149 184
                      12/31/2014              16.149              18.056 197
2.15%
                      12/31/2008              N/A              7.555 0
                      12/31/2009              7.555              9.887 14
                      12/31/2010              9.887              10.931 11
                      12/31/2011              10.931              10.464 8
                      12/31/2012              10.464              11.995 9
                      12/31/2013              11.995              16.072 7
                      12/31/2014              16.072              17.960 6

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
                      12/31/2007              N/A              12.565 0
                      12/31/2008              12.565              7.537 95
                      12/31/2009              7.537              9.858 259
                      12/31/2010              9.858              10.894 294
                      12/31/2011              10.894              10.424 268
                      12/31/2012              10.424              11.943 333
                      12/31/2013              11.943              15.994 313
                      12/31/2014              15.994              17.864 309
2.25%
                      12/31/2007              N/A              12.542 0
                      12/31/2008              12.542              7.519 24
                      12/31/2009              7.519              9.830 145
                      12/31/2010              9.830              10.858 159
                      12/31/2011              10.858              10.384 141
                      12/31/2012              10.384              11.891 131
                      12/31/2013              11.891              15.916 127
                      12/31/2014              15.916              17.769 134
2.30%
                      12/31/2009              N/A              9.802 0
                      12/31/2010              9.802              10.822 0
                      12/31/2011              10.822              10.344 0
                      12/31/2012              10.344              11.839 16
                      12/31/2013              11.839              15.839 15
                      12/31/2014              15.839              17.674 13
2.35%
                      12/31/2007              N/A              12.496 0
                      12/31/2008              12.496              7.484 79
                      12/31/2009              7.484              9.775 355
                      12/31/2010              9.775              10.786 329
                      12/31/2011              10.786              10.304 299
                      12/31/2012              10.304              11.788 377
                      12/31/2013              11.788              15.763 331
                      12/31/2014              15.763              17.580 392
2.40%
                      12/31/2007              N/A              12.473 0
                      12/31/2008              12.473              7.467 48
                      12/31/2009              7.467              9.747 187
                      12/31/2010              9.747              10.750 203
                      12/31/2011              10.750              10.265 185
                      12/31/2012              10.265              11.737 185
                      12/31/2013              11.737              15.687 172
                      12/31/2014              15.687              17.487 270
2.45%
                      12/31/2007              N/A              12.450 0
                      12/31/2008              12.450              7.449 33
                      12/31/2009              7.449              9.719 81
                      12/31/2010              9.719              10.714 83
                      12/31/2011              10.714              10.226 83
                      12/31/2012              10.226              11.686 83
                      12/31/2013              11.686              15.611 77
                      12/31/2014              15.611              17.393 83

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

44

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
                      12/31/2007              N/A              12.427 0
                      12/31/2008              12.427              7.432 95
                      12/31/2009              7.432              9.692 238
                      12/31/2010              9.692              10.678 223
                      12/31/2011              10.678              10.186 237
                      12/31/2012              10.186              11.636 221
                      12/31/2013              11.636              15.536 213
                      12/31/2014              15.536              17.301 232
2.55%
                      12/31/2007              N/A              12.404 0
                      12/31/2008              12.404              7.414 40
                      12/31/2009              7.414              9.664 116
                      12/31/2010              9.664              10.643 113
                      12/31/2011              10.643              10.147 103
                      12/31/2012              10.147              11.585 99
                      12/31/2013              11.585              15.461 82
                      12/31/2014              15.461              17.209 73
2.60%
                      12/31/2007              N/A              12.382 0
                      12/31/2008              12.382              7.397 59
                      12/31/2009              7.397              9.637 91
                      12/31/2010              9.637              10.607 87
                      12/31/2011              10.607              10.109 98
                      12/31/2012              10.109              11.535 105
                      12/31/2013              11.535              15.386 97
                      12/31/2014              15.386              17.117 120
2.65%
                      12/31/2007              N/A              12.359 0
                      12/31/2008              12.359              7.380 40
                      12/31/2009              7.380              9.610 125
                      12/31/2010              9.610              10.572 141
                      12/31/2011              10.572              10.070 139
                      12/31/2012              10.070              11.485 147
                      12/31/2013              11.485              15.312 164
                      12/31/2014              15.312              17.026 150
2.70%
                      12/31/2007              N/A              12.336 0
                      12/31/2008              12.336              7.363 3
                      12/31/2009              7.363              9.582 27
                      12/31/2010              9.582              10.537 24
                      12/31/2011              10.537              10.031 28
                      12/31/2012              10.031              11.435 34
                      12/31/2013              11.435              15.238 38
                      12/31/2014              15.238              16.935 41
2.75%
                      12/31/2007              N/A              12.314 0
                      12/31/2008              12.314              7.345 10
                      12/31/2009              7.345              9.555 28
                      12/31/2010              9.555              10.502 15
                      12/31/2011              10.502              9.993 14
                      12/31/2012              9.993              11.386 10
                      12/31/2013              11.386              15.165 13
                      12/31/2014              15.165              16.845 40

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
                      12/31/2007              N/A              12.291 0
                      12/31/2008              12.291              7.328 33
                      12/31/2009              7.328              9.528 57
                      12/31/2010              9.528              10.467 61
                      12/31/2011              10.467              9.955 68
                      12/31/2012              9.955              11.337 74
                      12/31/2013              11.337              15.091 47
                      12/31/2014              15.091              16.755 56
2.85%
                      12/31/2007              N/A              12.268 0
                      12/31/2008              12.268              7.311 2
                      12/31/2009              7.311              9.501 5
                      12/31/2010              9.501              10.432 5
                      12/31/2011              10.432              9.917 5
                      12/31/2012              9.917              11.288 5
                      12/31/2013              11.288              15.019 6
                      12/31/2014              15.019              16.666 17
2.90%
                      12/31/2007              N/A              12.246 0
                      12/31/2008              12.246              7.294 4
                      12/31/2009              7.294              9.474 19
                      12/31/2010              9.474              10.397 15
                      12/31/2011              10.397              9.879 15
                      12/31/2012              9.879              11.239 15
                      12/31/2013              11.239              14.946 43
                      12/31/2014              14.946              16.577 46
2.95%
                      12/31/2007              N/A              12.224 0
                      12/31/2008              12.224              7.277 17
                      12/31/2009              7.277              9.447 33
                      12/31/2010              9.447              10.362 27
                      12/31/2011              10.362              9.841 29
                      12/31/2012              9.841              11.190 23
                      12/31/2013              11.190              14.874 27
                      12/31/2014              14.874              16.489 41
3.00%
                      12/31/2008              N/A              7.261 0
                      12/31/2009              7.261              9.422 0
                      12/31/2010              9.422              10.329 0
                      12/31/2011              10.329              9.804 0
                      12/31/2012              9.804              11.143 5
                      12/31/2013              11.143              14.803 7
                      12/31/2014              14.803              16.403 13
3.05%
                      12/31/2009              N/A              9.394 2
                      12/31/2010              9.394              10.294 0
                      12/31/2011              10.294              9.766 0
                      12/31/2012              9.766              11.094 0
                      12/31/2013              11.094              14.731 6
                      12/31/2014              14.731              16.315 15
3.10%
                      12/31/2009              N/A              9.368 0
                      12/31/2010              9.368              10.259 0
                      12/31/2011              10.259              9.729 0
                      12/31/2012              9.729              11.046 0
                      12/31/2013              11.046              14.660 1
                      12/31/2014              14.660              16.228 0

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

45

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
                      12/31/2009              N/A              9.341 0
                      12/31/2010              9.341              10.225 0
                      12/31/2011              10.225              9.691 0
                      12/31/2012              9.691              10.998 0
                      12/31/2013              10.998              14.589 1
                      12/31/2014              14.589              16.141 10
3.20%
                      12/31/2013              N/A              15.615 5
                      12/31/2014              15.615              17.268 9
3.25%
                      12/31/2013              N/A              15.540 0
                      12/31/2014              15.540              17.176 0
3.30%
                      12/31/2013              N/A              14.380 1
                      12/31/2014              14.380              15.886 1
3.35%
                      12/31/2013              N/A              15.390 0
                      12/31/2014              15.390              16.993 0
3.40%
                      12/31/2013              N/A              15.316 0
                      12/31/2014              15.316              16.903 0
AZL MFS Investors Trust Fund
1.65%
                      12/31/2007              N/A              14.772 64
                      12/31/2008              14.772              8.702 104
                      12/31/2009              8.702              12.994 48
                      12/31/2010              12.994              14.189 77
                      12/31/2011              14.189              13.648 136
                      12/31/2012              13.648              15.966 168
                      12/31/2013              15.966              20.695 141
                      12/31/2014              20.695              22.544 127
1.70%
                      12/31/2007              N/A              14.752 153
                      12/31/2008              14.752              8.686 289
                      12/31/2009              8.686              12.964 140
                      12/31/2010              12.964              14.148 178
                      12/31/2011              14.148              13.602 214
                      12/31/2012              13.602              15.905 270
                      12/31/2013              15.905              20.605 291
                      12/31/2014              20.605              22.436 278
1.75%
                      12/31/2009              N/A              12.933 4
                      12/31/2010              12.933              14.108 3
                      12/31/2011              14.108              13.557 8
                      12/31/2012              13.557              15.844 20
                      12/31/2013              15.844              20.516 71
                      12/31/2014              20.516              22.327 85
1.80%
                      12/31/2008              N/A              8.654 210
                      12/31/2009              8.654              12.903 420
                      12/31/2010              12.903              14.069 365
                      12/31/2011              14.069              13.512 326
                      12/31/2012              13.512              15.784 324
                      12/31/2013              15.784              20.428 260
                      12/31/2014              20.428              22.220 240

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
                      12/31/2007              N/A              14.654 20
                      12/31/2008              14.654              8.607 34
                      12/31/2009              8.607              12.813 142
                      12/31/2010              12.813              13.949 155
                      12/31/2011              13.949              13.377 150
                      12/31/2012              13.377              15.603 148
                      12/31/2013              15.603              20.163 133
                      12/31/2014              20.163              21.899 121
2.05%
                      12/31/2008              N/A              8.575 86
                      12/31/2009              8.575              12.754 226
                      12/31/2010              12.754              13.871 176
                      12/31/2011              13.871              13.289 137
                      12/31/2012              13.289              15.484 124
                      12/31/2013              15.484              19.989 89
                      12/31/2014              19.989              21.689 75
2.10%
                      12/31/2007              N/A              14.595 0
                      12/31/2008              14.595              8.559 311
                      12/31/2009              8.559              12.723 475
                      12/31/2010              12.723              13.831 431
                      12/31/2011              13.831              13.244 372
                      12/31/2012              13.244              15.424 345
                      12/31/2013              15.424              19.902 305
                      12/31/2014              19.902              21.583 273
2.15%
                      12/31/2008              N/A              8.544 3
                      12/31/2009              8.544              12.694 11
                      12/31/2010              12.694              13.792 33
                      12/31/2011              13.792              13.200 31
                      12/31/2012              13.200              15.366 27
                      12/31/2013              15.366              19.817 23
                      12/31/2014              19.817              21.480 21
2.20%
                      12/31/2007              N/A              14.556 0
                      12/31/2008              14.556              8.528 357
                      12/31/2009              8.528              12.664 581
                      12/31/2010              12.664              13.752 590
                      12/31/2011              13.752              13.156 540
                      12/31/2012              13.156              15.306 507
                      12/31/2013              15.306              19.730 469
                      12/31/2014              19.730              21.376 411
2.25%
                      12/31/2007              N/A              14.537 0
                      12/31/2008              14.537              8.512 175
                      12/31/2009              8.512              12.634 382
                      12/31/2010              12.634              13.713 390
                      12/31/2011              13.713              13.112 371
                      12/31/2012              13.112              15.247 342
                      12/31/2013              15.247              19.645 320
                      12/31/2014              19.645              21.272 292

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

46

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
                      12/31/2009              N/A              12.605 9
                      12/31/2010              12.605              13.674 8
                      12/31/2011              13.674              13.068 7
                      12/31/2012              13.068              15.189 4
                      12/31/2013              15.189              19.559 4
                      12/31/2014              19.559              21.169 3
2.35%
                      12/31/2007              N/A              14.498 0
                      12/31/2008              14.498              8.481 528
                      12/31/2009              8.481              12.575 865
                      12/31/2010              12.575              13.636 782
                      12/31/2011              13.636              13.025 664
                      12/31/2012              13.025              15.131 573
                      12/31/2013              15.131              19.475 604
                      12/31/2014              19.475              21.067 505
2.40%
                      12/31/2007              N/A              14.479 0
                      12/31/2008              14.479              8.465 120
                      12/31/2009              8.465              12.546 258
                      12/31/2010              12.546              13.597 211
                      12/31/2011              13.597              12.981 200
                      12/31/2012              12.981              15.073 176
                      12/31/2013              15.073              19.390 162
                      12/31/2014              19.390              20.966 157
2.45%
                      12/31/2007              N/A              14.459 0
                      12/31/2008              14.459              8.450 154
                      12/31/2009              8.450              12.517 217
                      12/31/2010              12.517              13.559 166
                      12/31/2011              13.559              12.938 148
                      12/31/2012              12.938              15.015 138
                      12/31/2013              15.015              19.306 115
                      12/31/2014              19.306              20.864 94
2.50%
                      12/31/2007              N/A              14.440 0
                      12/31/2008              14.440              8.434 298
                      12/31/2009              8.434              12.487 517
                      12/31/2010              12.487              13.520 474
                      12/31/2011              13.520              12.895 434
                      12/31/2012              12.895              14.957 394
                      12/31/2013              14.957              19.223 354
                      12/31/2014              19.223              20.764 291
2.55%
                      12/31/2007              N/A              14.421 0
                      12/31/2008              14.421              8.419 88
                      12/31/2009              8.419              12.458 205
                      12/31/2010              12.458              13.482 164
                      12/31/2011              13.482              12.852 134
                      12/31/2012              12.852              14.900 148
                      12/31/2013              14.900              19.140 136
                      12/31/2014              19.140              20.663 116

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
                      12/31/2007              N/A              14.401 0
                      12/31/2008              14.401              8.403 158
                      12/31/2009              8.403              12.429 266
                      12/31/2010              12.429              13.444 217
                      12/31/2011              13.444              12.809 189
                      12/31/2012              12.809              14.843 179
                      12/31/2013              14.843              19.057 170
                      12/31/2014              19.057              20.564 180
2.65%
                      12/31/2007              N/A              14.382 0
                      12/31/2008              14.382              8.388 130
                      12/31/2009              8.388              12.400 284
                      12/31/2010              12.400              13.406 213
                      12/31/2011              13.406              12.767 193
                      12/31/2012              12.767              14.786 174
                      12/31/2013              14.786              18.974 155
                      12/31/2014              18.974              20.464 148
2.70%
                      12/31/2007              N/A              14.363 0
                      12/31/2008              14.363              8.372 32
                      12/31/2009              8.372              12.371 103
                      12/31/2010              12.371              13.368 50
                      12/31/2011              13.368              12.724 41
                      12/31/2012              12.724              14.729 41
                      12/31/2013              14.729              18.892 41
                      12/31/2014              18.892              20.365 44
2.75%
                      12/31/2007              N/A              14.344 0
                      12/31/2008              14.344              8.357 44
                      12/31/2009              8.357              12.342 71
                      12/31/2010              12.342              13.330 44
                      12/31/2011              13.330              12.682 42
                      12/31/2012              12.682              14.673 34
                      12/31/2013              14.673              18.810 61
                      12/31/2014              18.810              20.267 73
2.80%
                      12/31/2007              N/A              14.325 0
                      12/31/2008              14.325              8.342 88
                      12/31/2009              8.342              12.313 126
                      12/31/2010              12.313              13.292 65
                      12/31/2011              13.292              12.639 65
                      12/31/2012              12.639              14.617 61
                      12/31/2013              14.617              18.729 52
                      12/31/2014              18.729              20.169 33
2.85%
                      12/31/2007              N/A              14.305 0
                      12/31/2008              14.305              8.326 9
                      12/31/2009              8.326              12.285 27
                      12/31/2010              12.285              13.254 23
                      12/31/2011              13.254              12.597 21
                      12/31/2012              12.597              14.561 20
                      12/31/2013              14.561              18.648 21
                      12/31/2014              18.648              20.072 19

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

47

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
                      12/31/2007              N/A              14.286 0
                      12/31/2008              14.286              8.311 37
                      12/31/2009              8.311              12.256 65
                      12/31/2010              12.256              13.217 53
                      12/31/2011              13.217              12.555 42
                      12/31/2012              12.555              14.505 34
                      12/31/2013              14.505              18.567 38
                      12/31/2014              18.567              19.975 36
2.95%
                      12/31/2007              N/A              14.267 0
                      12/31/2008              14.267              8.296 36
                      12/31/2009              8.296              12.227 77
                      12/31/2010              12.227              13.179 39
                      12/31/2011              13.179              12.514 35
                      12/31/2012              12.514              14.449 34
                      12/31/2013              14.449              18.486 31
                      12/31/2014              18.486              19.879 25
3.00%
                      12/31/2008              N/A              8.281 1
                      12/31/2009              8.281              12.200 2
                      12/31/2010              12.200              13.143 7
                      12/31/2011              13.143              12.473 0
                      12/31/2012              12.473              14.395 0
                      12/31/2013              14.395              18.408 12
                      12/31/2014              18.408              19.784 8
3.05%
                      12/31/2009              N/A              12.171 10
                      12/31/2010              12.171              13.105 0
                      12/31/2011              13.105              12.431 0
                      12/31/2012              12.431              14.339 0
                      12/31/2013              14.339              18.327 1
                      12/31/2014              18.327              19.688 12
3.10%
                      12/31/2009              N/A              12.142 0
                      12/31/2010              12.142              13.068 0
                      12/31/2011              13.068              12.389 0
                      12/31/2012              12.389              14.284 0
                      12/31/2013              14.284              18.248 0
                      12/31/2014              18.248              19.593 0
3.15%
                      12/31/2009              N/A              12.114 2
                      12/31/2010              12.114              13.031 0
                      12/31/2011              13.031              12.348 0
                      12/31/2012              12.348              14.230 0
                      12/31/2013              14.230              18.169 3
                      12/31/2014              18.169              19.498 7
3.20%
                      12/31/2013              N/A              19.152 6
                      12/31/2014              19.152              20.542 8
3.25%
                      12/31/2013              N/A              19.069 0
                      12/31/2014              19.069              20.443 0
3.30%
                      12/31/2013              N/A              17.935 0
                      12/31/2014              17.935              19.218 9

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.35%
                      12/31/2013              N/A              18.904 0
                      12/31/2014              18.904              20.246 0
3.40%
                      12/31/2013              N/A              18.822 0
                      12/31/2014              18.822              20.148 0
AZL MFS Mid Cap Value Fund
1.65%
                      12/31/2007              N/A              10.276 47
                      12/31/2008              10.276              4.836 78
                      12/31/2009              4.836              6.294 44
                      12/31/2010              6.294              7.594 207
                      12/31/2011              7.594              7.203 629
                      12/31/2012              7.203              8.220 831
                      12/31/2013              8.220              10.909 714
                      12/31/2014              10.909              11.899 564
1.70%
                      12/31/2007              N/A              10.267 87
                      12/31/2008              10.267              4.830 109
                      12/31/2009              4.830              6.282 122
                      12/31/2010              6.282              7.576 371
                      12/31/2011              7.576              7.183 633
                      12/31/2012              7.183              8.193 820
                      12/31/2013              8.193              10.867 861
                      12/31/2014              10.867              11.848 747
1.75%
                      12/31/2009              N/A              6.271 0
                      12/31/2010              6.271              7.558 11
                      12/31/2011              7.558              7.162 70
                      12/31/2012              7.162              8.166 55
                      12/31/2013              8.166              10.825 38
                      12/31/2014              10.825              11.797 34
1.80%
                      12/31/2008              N/A              4.817 68
                      12/31/2009              4.817              6.259 328
                      12/31/2010              6.259              7.541 252
                      12/31/2011              7.541              7.142 255
                      12/31/2012              7.142              8.139 241
                      12/31/2013              8.139              10.784 245
                      12/31/2014              10.784              11.746 225
1.95%
                      12/31/2007              N/A              10.224 27
                      12/31/2008              10.224              4.798 38
                      12/31/2009              4.798              6.225 263
                      12/31/2010              6.225              7.488 234
                      12/31/2011              7.488              7.082 279
                      12/31/2012              7.082              8.057 347
                      12/31/2013              8.057              10.660 377
                      12/31/2014              10.660              11.593 326
2.05%
                      12/31/2008              N/A              4.785 34
                      12/31/2009              4.785              6.202 127
                      12/31/2010              6.202              7.453 111
                      12/31/2011              7.453              7.042 149
                      12/31/2012              7.042              8.004 94
                      12/31/2013              8.004              10.579 99
                      12/31/2014              10.579              11.494 95

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

48

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
                      12/31/2007              N/A              10.198 0
                      12/31/2008              10.198              4.778 125
                      12/31/2009              4.778              6.191 264
                      12/31/2010              6.191              7.435 294
                      12/31/2011              7.435              7.021 291
                      12/31/2012              7.021              7.977 320
                      12/31/2013              7.977              10.538 305
                      12/31/2014              10.538              11.443 325
2.15%
                      12/31/2008              N/A              4.772 3
                      12/31/2009              4.772              6.179 23
                      12/31/2010              6.179              7.418 5
                      12/31/2011              7.418              7.002 7
                      12/31/2012              7.002              7.951 4
                      12/31/2013              7.951              10.498 4
                      12/31/2014              10.498              11.394 4
2.20%
                      12/31/2007              N/A              10.181 0
                      12/31/2008              10.181              4.766 109
                      12/31/2009              4.766              6.168 365
                      12/31/2010              6.168              7.401 365
                      12/31/2011              7.401              6.982 323
                      12/31/2012              6.982              7.924 304
                      12/31/2013              7.924              10.457 258
                      12/31/2014              10.457              11.344 247
2.25%
                      12/31/2007              N/A              10.173 0
                      12/31/2008              10.173              4.759 163
                      12/31/2009              4.759              6.156 299
                      12/31/2010              6.156              7.383 343
                      12/31/2011              7.383              6.962 329
                      12/31/2012              6.962              7.897 287
                      12/31/2013              7.897              10.417 258
                      12/31/2014              10.417              11.295 243
2.30%
                      12/31/2009              N/A              6.145 9
                      12/31/2010              6.145              7.366 7
                      12/31/2011              7.366              6.942 9
                      12/31/2012              6.942              7.871 6
                      12/31/2013              7.871              10.377 5
                      12/31/2014              10.377              11.246 4
2.35%
                      12/31/2007              N/A              10.156 0
                      12/31/2008              10.156              4.746 228
                      12/31/2009              4.746              6.134 532
                      12/31/2010              6.134              7.349 543
                      12/31/2011              7.349              6.923 478
                      12/31/2012              6.923              7.845 429
                      12/31/2013              7.845              10.337 396
                      12/31/2014              10.337              11.198 401

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
                      12/31/2007              N/A              10.147 0
                      12/31/2008              10.147              4.740 49
                      12/31/2009              4.740              6.123 132
                      12/31/2010              6.123              7.332 152
                      12/31/2011              7.332              6.903 116
                      12/31/2012              6.903              7.819 138
                      12/31/2013              7.819              10.298 123
                      12/31/2014              10.298              11.149 265
2.45%
                      12/31/2007              N/A              10.139 0
                      12/31/2008              10.139              4.734 74
                      12/31/2009              4.734              6.111 147
                      12/31/2010              6.111              7.315 151
                      12/31/2011              7.315              6.883 145
                      12/31/2012              6.883              7.792 154
                      12/31/2013              7.792              10.258 138
                      12/31/2014              10.258              11.101 122
2.50%
                      12/31/2007              N/A              10.130 0
                      12/31/2008              10.130              4.727 177
                      12/31/2009              4.727              6.100 383
                      12/31/2010              6.100              7.298 401
                      12/31/2011              7.298              6.864 354
                      12/31/2012              6.864              7.766 341
                      12/31/2013              7.766              10.219 331
                      12/31/2014              10.219              11.053 285
2.55%
                      12/31/2007              N/A              10.122 0
                      12/31/2008              10.122              4.721 39
                      12/31/2009              4.721              6.089 116
                      12/31/2010              6.089              7.280 134
                      12/31/2011              7.280              6.844 160
                      12/31/2012              6.844              7.741 159
                      12/31/2013              7.741              10.180 163
                      12/31/2014              10.180              11.005 127
2.60%
                      12/31/2007              N/A              10.113 0
                      12/31/2008              10.113              4.715 115
                      12/31/2009              4.715              6.078 287
                      12/31/2010              6.078              7.263 276
                      12/31/2011              7.263              6.825 228
                      12/31/2012              6.825              7.715 240
                      12/31/2013              7.715              10.141 189
                      12/31/2014              10.141              10.957 176
2.65%
                      12/31/2007              N/A              10.105 0
                      12/31/2008              10.105              4.708 86
                      12/31/2009              4.708              6.066 215
                      12/31/2010              6.066              7.246 203
                      12/31/2011              7.246              6.806 163
                      12/31/2012              6.806              7.689 166
                      12/31/2013              7.689              10.102 201
                      12/31/2014              10.102              10.910 166

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

49

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
                      12/31/2007              N/A              10.096 0
                      12/31/2008              10.096              4.702 30
                      12/31/2009              4.702              6.055 36
                      12/31/2010              6.055              7.230 62
                      12/31/2011              7.230              6.786 45
                      12/31/2012              6.786              7.663 41
                      12/31/2013              7.663              10.063 53
                      12/31/2014              10.063              10.862 84
2.75%
                      12/31/2007              N/A              10.088 0
                      12/31/2008              10.088              4.696 20
                      12/31/2009              4.696              6.044 74
                      12/31/2010              6.044              7.213 32
                      12/31/2011              7.213              6.767 41
                      12/31/2012              6.767              7.638 35
                      12/31/2013              7.638              10.025 54
                      12/31/2014              10.025              10.815 79
2.80%
                      12/31/2007              N/A              10.079 0
                      12/31/2008              10.079              4.689 12
                      12/31/2009              4.689              6.033 46
                      12/31/2010              6.033              7.196 59
                      12/31/2011              7.196              6.748 45
                      12/31/2012              6.748              7.612 41
                      12/31/2013              7.612              9.986 55
                      12/31/2014              9.986              10.769 59
2.85%
                      12/31/2007              N/A              10.071 0
                      12/31/2008              10.071              4.683 1
                      12/31/2009              4.683              6.022 29
                      12/31/2010              6.022              7.179 21
                      12/31/2011              7.179              6.729 17
                      12/31/2012              6.729              7.587 15
                      12/31/2013              7.587              9.948 16
                      12/31/2014              9.948              10.722 14
2.90%
                      12/31/2007              N/A              10.063 0
                      12/31/2008              10.063              4.677 17
                      12/31/2009              4.677              6.011 24
                      12/31/2010              6.011              7.162 35
                      12/31/2011              7.162              6.710 32
                      12/31/2012              6.710              7.562 27
                      12/31/2013              7.562              9.910 43
                      12/31/2014              9.910              10.675 51
2.95%
                      12/31/2007              N/A              10.054 0
                      12/31/2008              10.054              4.671 6
                      12/31/2009              4.671              6.000 11
                      12/31/2010              6.000              7.145 42
                      12/31/2011              7.145              6.691 17
                      12/31/2012              6.691              7.536 13
                      12/31/2013              7.536              9.872 25
                      12/31/2014              9.872              10.629 34

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
                      12/31/2008              N/A              4.665 4
                      12/31/2009              4.665              5.989 2
                      12/31/2010              5.989              7.129 0
                      12/31/2011              7.129              6.672 0
                      12/31/2012              6.672              7.512 0
                      12/31/2013              7.512              9.835 0
                      12/31/2014              9.835              10.584 5
3.05%
                      12/31/2009              N/A              5.978 0
                      12/31/2010              5.978              7.112 0
                      12/31/2011              7.112              6.653 0
                      12/31/2012              6.653              7.486 0
                      12/31/2013              7.486              9.797 20
                      12/31/2014              9.797              10.538 71
3.10%
                      12/31/2009              N/A              5.967 10
                      12/31/2010              5.967              7.096 0
                      12/31/2011              7.096              6.634 0
                      12/31/2012              6.634              7.461 0
                      12/31/2013              7.461              9.759 0
                      12/31/2014              9.759              10.492 2
3.15%
                      12/31/2009              N/A              5.956 0
                      12/31/2010              5.956              7.079 0
                      12/31/2011              7.079              6.615 0
                      12/31/2012              6.615              7.437 0
                      12/31/2013              7.437              9.722 5
                      12/31/2014              9.722              10.447 11
3.20%
                      12/31/2013              N/A              10.224 5
                      12/31/2014              10.224              10.982 7
3.25%
                      12/31/2013              N/A              10.185 0
                      12/31/2014              10.185              10.934 0
3.30%
                      12/31/2013              N/A              9.611 0
                      12/31/2014              9.611              10.312 7
3.35%
                      12/31/2013              N/A              10.107 1
                      12/31/2014              10.107              10.839 0
3.40%
                      12/31/2013              N/A              10.068 0
                      12/31/2014              10.068              10.792 0
AZL MFS Value Fund
1.65%
                      12/31/2007              N/A              12.181 31
                      12/31/2008              12.181              7.646 38
                      12/31/2009              7.646              9.516 16
                      12/31/2010              9.516              10.280 144
                      12/31/2011              10.280              9.661 219
                      12/31/2012              9.661              11.087 275
                      12/31/2013              11.087              14.768 248
                      12/31/2014              14.768              16.017 222

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

50

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
                      12/31/2007              N/A              12.140 177
                      12/31/2008              12.140              7.616 213
                      12/31/2009              7.616              9.475 93
                      12/31/2010              9.475              10.230 189
                      12/31/2011              10.230              9.610 294
                      12/31/2012              9.610              11.022 410
                      12/31/2013              11.022              14.675 463
                      12/31/2014              14.675              15.908 406
1.75%
                      12/31/2009              N/A              9.426 0
                      12/31/2010              9.426              10.173 7
                      12/31/2011              10.173              9.551 10
                      12/31/2012              9.551              10.950 27
                      12/31/2013              10.950              14.571 37
                      12/31/2014              14.571              15.787 33
1.80%
                      12/31/2008              N/A              7.558 64
                      12/31/2009              7.558              9.393 147
                      12/31/2010              9.393              10.132 201
                      12/31/2011              10.132              9.508 180
                      12/31/2012              9.508              10.894 170
                      12/31/2013              10.894              14.490 167
                      12/31/2014              14.490              15.692 146
1.95%
                      12/31/2007              N/A              11.939 52
                      12/31/2008              11.939              7.472 65
                      12/31/2009              7.472              9.271 101
                      12/31/2010              9.271              9.986 137
                      12/31/2011              9.986              9.357 206
                      12/31/2012              9.357              10.705 204
                      12/31/2013              10.705              14.217 232
                      12/31/2014              14.217              15.373 177
2.05%
                      12/31/2008              N/A              7.414 16
                      12/31/2009              7.414              9.191 46
                      12/31/2010              9.191              9.889 63
                      12/31/2011              9.889              9.258 51
                      12/31/2012              9.258              10.581 50
                      12/31/2013              10.581              14.038 41
                      12/31/2014              14.038              15.164 39
2.10%
                      12/31/2007              N/A              11.820 0
                      12/31/2008              11.820              7.386 133
                      12/31/2009              7.386              9.151 292
                      12/31/2010              9.151              9.842 370
                      12/31/2011              9.842              9.208 378
                      12/31/2012              9.208              10.519 367
                      12/31/2013              10.519              13.949 313
                      12/31/2014              13.949              15.061 289
2.15%
                      12/31/2008              N/A              7.358 3
                      12/31/2009              7.358              9.112 6
                      12/31/2010              9.112              9.794 2
                      12/31/2011              9.794              9.159 2
                      12/31/2012              9.159              10.458 2
                      12/31/2013              10.458              13.861 3
                      12/31/2014              13.861              14.958 1

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
                      12/31/2007              N/A              11.742 0
                      12/31/2008              11.742              7.330 123
                      12/31/2009              7.330              9.072 237
                      12/31/2010              9.072              9.747 285
                      12/31/2011              9.747              9.111 288
                      12/31/2012              9.111              10.397 263
                      12/31/2013              10.397              13.773 250
                      12/31/2014              13.773              14.856 221
2.25%
                      12/31/2007              N/A              11.703 0
                      12/31/2008              11.703              7.301 139
                      12/31/2009              7.301              9.033 268
                      12/31/2010              9.033              9.700 302
                      12/31/2011              9.700              9.062 306
                      12/31/2012              9.062              10.337 261
                      12/31/2013              10.337              13.686 246
                      12/31/2014              13.686              14.755 228
2.30%
                      12/31/2009              N/A              8.994 0
                      12/31/2010              8.994              9.653 0
                      12/31/2011              9.653              9.014 0
                      12/31/2012              9.014              10.276 0
                      12/31/2013              10.276              13.600 0
                      12/31/2014              13.600              14.654 0
2.35%
                      12/31/2007              N/A              11.625 0
                      12/31/2008              11.625              7.246 132
                      12/31/2009              7.246              8.955 225
                      12/31/2010              8.955              9.606 206
                      12/31/2011              9.606              8.966 209
                      12/31/2012              8.966              10.217 243
                      12/31/2013              10.217              13.514 283
                      12/31/2014              13.514              14.554 255
2.40%
                      12/31/2007              N/A              11.586 0
                      12/31/2008              11.586              7.218 80
                      12/31/2009              7.218              8.916 160
                      12/31/2010              8.916              9.560 165
                      12/31/2011              9.560              8.918 154
                      12/31/2012              8.918              10.157 151
                      12/31/2013              10.157              13.428 212
                      12/31/2014              13.428              14.455 129
2.45%
                      12/31/2007              N/A              11.547 0
                      12/31/2008              11.547              7.190 56
                      12/31/2009              7.190              8.878 96
                      12/31/2010              8.878              9.514 94
                      12/31/2011              9.514              8.871 85
                      12/31/2012              8.871              10.098 100
                      12/31/2013              10.098              13.344 86
                      12/31/2014              13.344              14.356 70

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

51

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
                      12/31/2007              N/A              11.509 0
                      12/31/2008              11.509              7.163 130
                      12/31/2009              7.163              8.839 233
                      12/31/2010              8.839              9.468 211
                      12/31/2011              9.468              8.823 224
                      12/31/2012              8.823              10.039 201
                      12/31/2013              10.039              13.259 214
                      12/31/2014              13.259              14.259 182
2.55%
                      12/31/2007              N/A              11.471 0
                      12/31/2008              11.471              7.135 13
                      12/31/2009              7.135              8.801 77
                      12/31/2010              8.801              9.422 84
                      12/31/2011              9.422              8.776 102
                      12/31/2012              8.776              9.981 113
                      12/31/2013              9.981              13.175 106
                      12/31/2014              13.175              14.161 122
2.60%
                      12/31/2007              N/A              11.432 0
                      12/31/2008              11.432              7.108 16
                      12/31/2009              7.108              8.763 111
                      12/31/2010              8.763              9.377 97
                      12/31/2011              9.377              8.730 76
                      12/31/2012              8.730              9.923 126
                      12/31/2013              9.923              13.092 134
                      12/31/2014              13.092              14.065 121
2.65%
                      12/31/2007              N/A              11.394 0
                      12/31/2008              11.394              7.081 39
                      12/31/2009              7.081              8.725 110
                      12/31/2010              8.725              9.331 98
                      12/31/2011              9.331              8.683 105
                      12/31/2012              8.683              9.865 90
                      12/31/2013              9.865              13.009 102
                      12/31/2014              13.009              13.969 103
2.70%
                      12/31/2007              N/A              11.356 0
                      12/31/2008              11.356              7.054 21
                      12/31/2009              7.054              8.687 27
                      12/31/2010              8.687              9.286 29
                      12/31/2011              9.286              8.637 37
                      12/31/2012              8.637              9.807 34
                      12/31/2013              9.807              12.927 32
                      12/31/2014              12.927              13.874 31
2.75%
                      12/31/2007              N/A              11.318 0
                      12/31/2008              11.318              7.026 6
                      12/31/2009              7.026              8.649 27
                      12/31/2010              8.649              9.242 24
                      12/31/2011              9.242              8.591 18
                      12/31/2012              8.591              9.750 16
                      12/31/2013              9.750              12.845 31
                      12/31/2014              12.845              13.779 38

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
                      12/31/2007              N/A              11.281 0
                      12/31/2008              11.281              7.000 18
                      12/31/2009              7.000              8.612 107
                      12/31/2010              8.612              9.197 46
                      12/31/2011              9.197              8.545 46
                      12/31/2012              8.545              9.693 44
                      12/31/2013              9.693              12.764 43
                      12/31/2014              12.764              13.685 30
2.85%
                      12/31/2007              N/A              11.243 0
                      12/31/2008              11.243              6.973 10
                      12/31/2009              6.973              8.575 22
                      12/31/2010              8.575              9.153 21
                      12/31/2011              9.153              8.500 21
                      12/31/2012              8.500              9.637 23
                      12/31/2013              9.637              12.684 23
                      12/31/2014              12.684              13.592 20
2.90%
                      12/31/2007              N/A              11.206 0
                      12/31/2008              11.206              6.946 20
                      12/31/2009              6.946              8.538 29
                      12/31/2010              8.538              9.108 34
                      12/31/2011              9.108              8.455 25
                      12/31/2012              8.455              9.581 27
                      12/31/2013              9.581              12.603 27
                      12/31/2014              12.603              13.499 32
2.95%
                      12/31/2007              N/A              11.168 0
                      12/31/2008              11.168              6.919 7
                      12/31/2009              6.919              8.501 26
                      12/31/2010              8.501              9.064 12
                      12/31/2011              9.064              8.410 19
                      12/31/2012              8.410              9.525 18
                      12/31/2013              9.525              12.524 25
                      12/31/2014              12.524              13.407 21
3.00%
                      12/31/2008              N/A              6.893 0
                      12/31/2009              6.893              8.464 0
                      12/31/2010              8.464              9.021 0
                      12/31/2011              9.021              8.365 0
                      12/31/2012              8.365              9.470 0
                      12/31/2013              9.470              12.445 1
                      12/31/2014              12.445              13.316 1
3.05%
                      12/31/2009              N/A              8.427 2
                      12/31/2010              8.427              8.977 0
                      12/31/2011              8.977              8.320 0
                      12/31/2012              8.320              9.414 0
                      12/31/2013              9.414              12.366 1
                      12/31/2014              12.366              13.225 7
3.10%
                      12/31/2009              N/A              8.391 0
                      12/31/2010              8.391              8.934 0
                      12/31/2011              8.934              8.276 0
                      12/31/2012              8.276              9.360 0
                      12/31/2013              9.360              12.288 0
                      12/31/2014              12.288              13.135 0

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

52

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
                      12/31/2009              N/A              8.354 0
                      12/31/2010              8.354              8.891 0
                      12/31/2011              8.891              8.232 0
                      12/31/2012              8.232              9.305 0
                      12/31/2013              9.305              12.210 2
                      12/31/2014              12.210              13.045 5
3.20%
                      12/31/2013              N/A              12.959 5
                      12/31/2014              12.959              13.839 6
3.25%
                      12/31/2013              N/A              12.877 0
                      12/31/2014              12.877              13.744 0
3.30%
                      12/31/2013              N/A              11.980 1
                      12/31/2014              11.980              12.780 1
3.35%
                      12/31/2013              N/A              12.715 0
                      12/31/2014              12.715              13.557 2
3.40%
                      12/31/2013              N/A              12.634 0
                      12/31/2014              12.634              13.465 0
AZL Mid Cap Index Fund
1.65%
                      12/31/2010              N/A              10.652 98
                      12/31/2011              10.652              10.236 292
                      12/31/2012              10.236              11.800 446
                      12/31/2013              11.800              15.404 473
                      12/31/2014              15.404              16.548 414
1.70%
                      12/31/2010              N/A              10.649 199
                      12/31/2011              10.649              10.227 328
                      12/31/2012              10.227              11.784 507
                      12/31/2013              11.784              15.376 651
                      12/31/2014              15.376              16.509 593
1.75%
                      12/31/2010              N/A              10.645 1
                      12/31/2011              10.645              10.218 10
                      12/31/2012              10.218              11.769 25
                      12/31/2013              11.769              15.348 22
                      12/31/2014              15.348              16.470 56
1.80%
                      12/31/2010              N/A              10.642 378
                      12/31/2011              10.642              10.210 296
                      12/31/2012              10.210              11.753 276
                      12/31/2013              11.753              15.319 260
                      12/31/2014              15.319              16.432 248
1.95%
                      12/31/2010              N/A              10.631 126
                      12/31/2011              10.631              10.184 161
                      12/31/2012              10.184              11.706 189
                      12/31/2013              11.706              15.235 170
                      12/31/2014              15.235              16.317 166

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
                      12/31/2010              N/A              10.624 86
                      12/31/2011              10.624              10.167 150
                      12/31/2012              10.167              11.675 149
                      12/31/2013              11.675              15.179 116
                      12/31/2014              15.179              16.241 93
2.10%
                      12/31/2010              N/A              10.620 185
                      12/31/2011              10.620              10.159 174
                      12/31/2012              10.159              11.659 201
                      12/31/2013              11.659              15.151 161
                      12/31/2014              15.151              16.203 161
2.15%
                      12/31/2010              N/A              10.617 1
                      12/31/2011              10.617              10.150 1
                      12/31/2012              10.150              11.643 2
                      12/31/2013              11.643              15.124 1
                      12/31/2014              15.124              16.165 1
2.20%
                      12/31/2010              N/A              10.613 244
                      12/31/2011              10.613              10.142 240
                      12/31/2012              10.142              11.628 304
                      12/31/2013              11.628              15.096 298
                      12/31/2014              15.096              16.127 277
2.25%
                      12/31/2010              N/A              10.609 145
                      12/31/2011              10.609              10.133 130
                      12/31/2012              10.133              11.612 135
                      12/31/2013              11.612              15.068 184
                      12/31/2014              15.068              16.090 158
2.30%
                      12/31/2010              N/A              10.606 0
                      12/31/2011              10.606              10.125 0
                      12/31/2012              10.125              11.597 0
                      12/31/2013              11.597              15.040 0
                      12/31/2014              15.040              16.052 0
2.35%
                      12/31/2010              N/A              10.602 286
                      12/31/2011              10.602              10.117 316
                      12/31/2012              10.117              11.581 307
                      12/31/2013              11.581              15.013 313
                      12/31/2014              15.013              16.015 296
2.40%
                      12/31/2010              N/A              10.599 101
                      12/31/2011              10.599              10.108 92
                      12/31/2012              10.108              11.566 105
                      12/31/2013              11.566              14.985 123
                      12/31/2014              14.985              15.977 144
2.45%
                      12/31/2010              N/A              10.595 77
                      12/31/2011              10.595              10.100 87
                      12/31/2012              10.100              11.550 80
                      12/31/2013              11.550              14.958 77
                      12/31/2014              14.958              15.940 61

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

53

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
                      12/31/2010              N/A              10.592 182
                      12/31/2011              10.592              10.091 183
                      12/31/2012              10.091              11.535 190
                      12/31/2013              11.535              14.930 235
                      12/31/2014              14.930              15.903 204
2.55%
                      12/31/2010              N/A              10.588 113
                      12/31/2011              10.588              10.083 108
                      12/31/2012              10.083              11.519 111
                      12/31/2013              11.519              14.903 110
                      12/31/2014              14.903              15.865 103
2.60%
                      12/31/2010              N/A              10.584 92
                      12/31/2011              10.584              10.074 101
                      12/31/2012              10.074              11.504 94
                      12/31/2013              11.504              14.875 93
                      12/31/2014              14.875              15.828 101
2.65%
                      12/31/2010              N/A              10.581 93
                      12/31/2011              10.581              10.066 80
                      12/31/2012              10.066              11.489 100
                      12/31/2013              11.489              14.848 142
                      12/31/2014              14.848              15.791 161
2.70%
                      12/31/2010              N/A              10.577 18
                      12/31/2011              10.577              10.057 19
                      12/31/2012              10.057              11.473 22
                      12/31/2013              11.473              14.821 23
                      12/31/2014              14.821              15.755 17
2.75%
                      12/31/2010              N/A              10.574 24
                      12/31/2011              10.574              10.049 24
                      12/31/2012              10.049              11.458 23
                      12/31/2013              11.458              14.793 49
                      12/31/2014              14.793              15.718 61
2.80%
                      12/31/2010              N/A              10.570 22
                      12/31/2011              10.570              10.041 19
                      12/31/2012              10.041              11.442 35
                      12/31/2013              11.442              14.766 49
                      12/31/2014              14.766              15.681 38
2.85%
                      12/31/2010              N/A              10.567 7
                      12/31/2011              10.567              10.032 3
                      12/31/2012              10.032              11.427 3
                      12/31/2013              11.427              14.739 28
                      12/31/2014              14.739              15.644 13
2.90%
                      12/31/2010              N/A              10.563 16
                      12/31/2011              10.563              10.024 16
                      12/31/2012              10.024              11.412 22
                      12/31/2013              11.412              14.712 37
                      12/31/2014              14.712              15.608 46

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.95%
                      12/31/2010              N/A              10.560 5
                      12/31/2011              10.560              10.016 5
                      12/31/2012              10.016              11.397 5
                      12/31/2013              11.397              14.685 9
                      12/31/2014              14.685              15.571 6
3.00%
                      12/31/2010              N/A              10.556 0
                      12/31/2011              10.556              10.007 0
                      12/31/2012              10.007              11.381 2
                      12/31/2013              11.381              14.658 3
                      12/31/2014              14.658              15.535 7
3.05%
                      12/31/2010              N/A              10.552 0
                      12/31/2011              10.552              9.999 0
                      12/31/2012              9.999              11.366 0
                      12/31/2013              11.366              14.631 1
                      12/31/2014              14.631              15.499 7
3.10%
                      12/31/2010              N/A              10.549 0
                      12/31/2011              10.549              9.990 0
                      12/31/2012              9.990              11.351 0
                      12/31/2013              11.351              14.604 0
                      12/31/2014              14.604              15.463 1
3.15%
                      12/31/2010              N/A              10.545 0
                      12/31/2011              10.545              9.982 0
                      12/31/2012              9.982              11.336 0
                      12/31/2013              11.336              14.577 0
                      12/31/2014              14.577              15.426 4
3.20%
                      12/31/2013              N/A              21.328 0
                      12/31/2014              21.328              22.558 2
3.25%
                      12/31/2013              N/A              21.277 0
                      12/31/2014              21.277              22.494 0
3.30%
                      12/31/2013              N/A              21.227 0
                      12/31/2014              21.227              22.430 0
3.35%
                      12/31/2013              N/A              21.177 0
                      12/31/2014              21.177              22.366 0
3.40%
                      12/31/2013              N/A              21.128 0
                      12/31/2014              21.128              22.302 0
AZL Money Market Fund
1.65%
                      12/31/2007              N/A              10.907 877
                      12/31/2008              10.907              10.990 650
                      12/31/2009              10.990              10.834 1281
                      12/31/2010              10.834              10.657 3566
                      12/31/2011              10.657              10.484 5298
                      12/31/2012              10.484              10.311 3499
                      12/31/2013              10.311              10.143 3134
                      12/31/2014              10.143              9.977 2809

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

54

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
                      12/31/2007              N/A              10.864 733
                      12/31/2008              10.864              10.941 1307
                      12/31/2009              10.941              10.780 1312
                      12/31/2010              10.780              10.599 2898
                      12/31/2011              10.599              10.421 4583
                      12/31/2012              10.421              10.245 5791
                      12/31/2013              10.245              10.072 3816
                      12/31/2014              10.072              9.903 3372
1.75%
                      12/31/2009              N/A              10.718 93
                      12/31/2010              10.718              10.533 675
                      12/31/2011              10.533              10.351 504
                      12/31/2012              10.351              10.171 327
                      12/31/2013              10.171              9.994 391
                      12/31/2014              9.994              9.822 198
1.80%
                      12/31/2008              N/A              10.844 1586
                      12/31/2009              10.844              10.674 1140
                      12/31/2010              10.674              10.484 793
                      12/31/2011              10.484              10.298 785
                      12/31/2012              10.298              10.113 796
                      12/31/2013              10.113              9.933 838
                      12/31/2014              9.933              9.756 730
1.95%
                      12/31/2007              N/A              10.651 84
                      12/31/2008              10.651              10.700 175
                      12/31/2009              10.700              10.516 998
                      12/31/2010              10.516              10.314 1275
                      12/31/2011              10.314              10.115 1860
                      12/31/2012              10.115              9.919 1708
                      12/31/2013              9.919              9.728 1097
                      12/31/2014              9.728              9.540 1105
2.05%
                      12/31/2008              N/A              10.605 945
                      12/31/2009              10.605              10.412 478
                      12/31/2010              10.412              10.202 584
                      12/31/2011              10.202              9.995 577
                      12/31/2012              9.995              9.791 554
                      12/31/2013              9.791              9.593 500
                      12/31/2014              9.593              9.399 280
2.10%
                      12/31/2007              N/A              10.525 0
                      12/31/2008              10.525              10.557 1093
                      12/31/2009              10.557              10.361 1780
                      12/31/2010              10.361              10.146 1241
                      12/31/2011              10.146              9.936 1185
                      12/31/2012              9.936              9.728 1042
                      12/31/2013              9.728              9.526 1140
                      12/31/2014              9.526              9.329 1058
2.15%
                      12/31/2008              N/A              10.510 153
                      12/31/2009              10.510              10.309 27
                      12/31/2010              10.309              10.091 35
                      12/31/2011              10.091              9.877 75
                      12/31/2012              9.877              9.666 66
                      12/31/2013              9.666              9.460 44
                      12/31/2014              9.460              9.260 1

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
                      12/31/2007              N/A              10.442 0
                      12/31/2008              10.442              10.464 2075
                      12/31/2009              10.464              10.258 1367
                      12/31/2010              10.258              10.036 970
                      12/31/2011              10.036              9.818 870
                      12/31/2012              9.818              9.603 859
                      12/31/2013              9.603              9.395 701
                      12/31/2014              9.395              9.191 694
2.25%
                      12/31/2007              N/A              10.401 0
                      12/31/2008              10.401              10.417 921
                      12/31/2009              10.417              10.208 981
                      12/31/2010              10.208              9.981 714
                      12/31/2011              9.981              9.760 559
                      12/31/2012              9.760              9.542 623
                      12/31/2013              9.542              9.329 454
                      12/31/2014              9.329              9.123 410
2.30%
                      12/31/2009              N/A              10.157 25
                      12/31/2010              10.157              9.927 37
                      12/31/2011              9.927              9.702 25
                      12/31/2012              9.702              9.480 2
                      12/31/2013              9.480              9.265 12
                      12/31/2014              9.265              9.055 2
2.35%
                      12/31/2007              N/A              10.318 0
                      12/31/2008              10.318              10.325 2999
                      12/31/2009              10.325              10.107 3087
                      12/31/2010              10.107              9.873 2771
                      12/31/2011              9.873              9.644 2150
                      12/31/2012              9.644              9.419 2830
                      12/31/2013              9.419              9.200 2504
                      12/31/2014              9.200              8.987 2197
2.40%
                      12/31/2007              N/A              10.278 0
                      12/31/2008              10.278              10.279 790
                      12/31/2009              10.279              10.057 1104
                      12/31/2010              10.057              9.819 797
                      12/31/2011              9.819              9.587 2013
                      12/31/2012              9.587              9.358 705
                      12/31/2013              9.358              9.137 1697
                      12/31/2014              9.137              8.921 540
2.45%
                      12/31/2007              N/A              10.237 0
                      12/31/2008              10.237              10.233 1154
                      12/31/2009              10.233              10.007 1134
                      12/31/2010              10.007              9.765 863
                      12/31/2011              9.765              9.530 629
                      12/31/2012              9.530              9.298 449
                      12/31/2013              9.298              9.073 292
                      12/31/2014              9.073              8.854 251

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

55

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
                      12/31/2007              N/A              10.197 0
                      12/31/2008              10.197              10.187 1748
                      12/31/2009              10.187              9.957 2512
                      12/31/2010              9.957              9.712 1925
                      12/31/2011              9.712              9.473 1608
                      12/31/2012              9.473              9.238 1350
                      12/31/2013              9.238              9.010 1033
                      12/31/2014              9.010              8.788 1190
2.55%
                      12/31/2007              N/A              10.156 0
                      12/31/2008              10.156              10.142 663
                      12/31/2009              10.142              9.908 549
                      12/31/2010              9.908              9.659 635
                      12/31/2011              9.659              9.417 606
                      12/31/2012              9.417              9.179 470
                      12/31/2013              9.179              8.948 432
                      12/31/2014              8.948              8.723 331
2.60%
                      12/31/2007              N/A              10.116 0
                      12/31/2008              10.116              10.097 1615
                      12/31/2009              10.097              9.859 1837
                      12/31/2010              9.859              9.607 1388
                      12/31/2011              9.607              9.361 908
                      12/31/2012              9.361              9.119 833
                      12/31/2013              9.119              8.886 508
                      12/31/2014              8.886              8.658 454
2.65%
                      12/31/2007              N/A              10.076 0
                      12/31/2008              10.076              10.052 1507
                      12/31/2009              10.052              9.810 1709
                      12/31/2010              9.810              9.554 1942
                      12/31/2011              9.554              9.305 1634
                      12/31/2012              9.305              9.061 1366
                      12/31/2013              9.061              8.824 1078
                      12/31/2014              8.824              8.594 1029
2.70%
                      12/31/2007              N/A              10.036 0
                      12/31/2008              10.036              10.007 630
                      12/31/2009              10.007              9.762 629
                      12/31/2010              9.762              9.502 494
                      12/31/2011              9.502              9.250 329
                      12/31/2012              9.250              9.002 364
                      12/31/2013              9.002              8.763 279
                      12/31/2014              8.763              8.530 510
2.75%
                      12/31/2007              N/A              9.997 0
                      12/31/2008              9.997              9.962 502
                      12/31/2009              9.962              9.713 652
                      12/31/2010              9.713              9.451 701
                      12/31/2011              9.451              9.195 419
                      12/31/2012              9.195              8.944 446
                      12/31/2013              8.944              8.702 509
                      12/31/2014              8.702              8.466 504

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
                      12/31/2007              N/A              9.957 0
                      12/31/2008              9.957              9.918 783
                      12/31/2009              9.918              9.665 1116
                      12/31/2010              9.665              9.399 672
                      12/31/2011              9.399              9.140 504
                      12/31/2012              9.140              8.887 420
                      12/31/2013              8.887              8.641 512
                      12/31/2014              8.641              8.403 553
2.85%
                      12/31/2007              N/A              9.918 0
                      12/31/2008              9.918              9.874 159
                      12/31/2009              9.874              9.617 288
                      12/31/2010              9.617              9.348 239
                      12/31/2011              9.348              9.086 239
                      12/31/2012              9.086              8.829 286
                      12/31/2013              8.829              8.581 272
                      12/31/2014              8.581              8.341 236
2.90%
                      12/31/2007              N/A              9.879 0
                      12/31/2008              9.879              9.830 496
                      12/31/2009              9.830              9.570 272
                      12/31/2010              9.570              9.297 257
                      12/31/2011              9.297              9.032 224
                      12/31/2012              9.032              8.773 170
                      12/31/2013              8.773              8.522 241
                      12/31/2014              8.522              8.279 238
2.95%
                      12/31/2007              N/A              9.840 0
                      12/31/2008              9.840              9.786 642
                      12/31/2009              9.786              9.522 243
                      12/31/2010              9.522              9.246 131
                      12/31/2011              9.246              8.978 322
                      12/31/2012              8.978              8.716 183
                      12/31/2013              8.716              8.463 258
                      12/31/2014              8.463              8.217 165
3.00%
                      12/31/2008              N/A              9.743 72
                      12/31/2009              9.743              9.475 179
                      12/31/2010              9.475              9.196 202
                      12/31/2011              9.196              8.925 172
                      12/31/2012              8.925              8.660 180
                      12/31/2013              8.660              8.404 170
                      12/31/2014              8.404              8.156 155
3.05%
                      12/31/2009              N/A              9.428 185
                      12/31/2010              9.428              9.146 143
                      12/31/2011              9.146              8.872 83
                      12/31/2012              8.872              8.604 37
                      12/31/2013              8.604              8.346 46
                      12/31/2014              8.346              8.096 63
3.10%
                      12/31/2009              N/A              9.382 135
                      12/31/2010              9.382              9.096 193
                      12/31/2011              9.096              8.819 225
                      12/31/2012              8.819              8.549 197
                      12/31/2013              8.549              8.288 228
                      12/31/2014              8.288              8.035 275

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

56

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
                      12/31/2009              N/A              9.335 28
                      12/31/2010              9.335              9.046 15
                      12/31/2011              9.046              8.767 9
                      12/31/2012              8.767              8.494 24
                      12/31/2013              8.494              8.230 16
                      12/31/2014              8.230              7.976 12
3.20%
                      12/31/2013              N/A              8.163 0
                      12/31/2014              8.163              7.907 1
3.25%
                      12/31/2013              N/A              8.106 0
                      12/31/2014              8.106              7.848 0
3.30%
                      12/31/2013              N/A              7.884 0
                      12/31/2014              7.884              7.628 1
3.35%
                      12/31/2013              N/A              7.994 0
                      12/31/2014              7.994              7.731 0
3.40%
                      12/31/2013              N/A              7.939 0
                      12/31/2014              7.939              7.674 0
AZL Morgan Stanley Global Real Estate Fund
1.65%
                      12/31/2007              N/A              10.806 124
                      12/31/2008              10.806              5.758 172
                      12/31/2009              5.758              7.940 33
                      12/31/2010              7.940              9.439 87
                      12/31/2011              9.439              8.362 207
                      12/31/2012              8.362              10.680 190
                      12/31/2013              10.680              10.822 120
                      12/31/2014              10.822              12.111 82
1.70%
                      12/31/2007              N/A              10.797 223
                      12/31/2008              10.797              5.750 337
                      12/31/2009              5.750              7.925 100
                      12/31/2010              7.925              9.417 168
                      12/31/2011              9.417              8.338 274
                      12/31/2012              8.338              10.644 253
                      12/31/2013              10.644              10.781 209
                      12/31/2014              10.781              12.059 177
1.75%
                      12/31/2009              N/A              7.910 0
                      12/31/2010              7.910              9.395 7
                      12/31/2011              9.395              8.314 9
                      12/31/2012              8.314              10.609 6
                      12/31/2013              10.609              10.740 2
                      12/31/2014              10.740              12.006 15
1.80%
                      12/31/2008              N/A              5.735 101
                      12/31/2009              5.735              7.896 158
                      12/31/2010              7.896              9.373 135
                      12/31/2011              9.373              8.291 130
                      12/31/2012              8.291              10.573 108
                      12/31/2013              10.573              10.699 99
                      12/31/2014              10.699              11.955 76

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
                      12/31/2007              N/A              10.752 21
                      12/31/2008              10.752              5.711 35
                      12/31/2009              5.711              7.852 83
                      12/31/2010              7.852              9.307 89
                      12/31/2011              9.307              8.221 130
                      12/31/2012              8.221              10.468 104
                      12/31/2013              10.468              10.576 90
                      12/31/2014              10.576              11.800 92
2.05%
                      12/31/2008              N/A              5.696 14
                      12/31/2009              5.696              7.824 36
                      12/31/2010              7.824              9.264 57
                      12/31/2011              9.264              8.174 59
                      12/31/2012              8.174              10.398 39
                      12/31/2013              10.398              10.495 33
                      12/31/2014              10.495              11.698 24
2.10%
                      12/31/2007              N/A              10.725 0
                      12/31/2008              10.725              5.689 114
                      12/31/2009              5.689              7.809 302
                      12/31/2010              7.809              9.242 296
                      12/31/2011              9.242              8.151 292
                      12/31/2012              8.151              10.363 231
                      12/31/2013              10.363              10.455 241
                      12/31/2014              10.455              11.647 149
2.15%
                      12/31/2008              N/A              5.681 9
                      12/31/2009              5.681              7.795 12
                      12/31/2010              7.795              9.221 11
                      12/31/2011              9.221              8.128 9
                      12/31/2012              8.128              10.329 7
                      12/31/2013              10.329              10.415 6
                      12/31/2014              10.415              11.597 5
2.20%
                      12/31/2007              N/A              10.707 0
                      12/31/2008              10.707              5.673 172
                      12/31/2009              5.673              7.781 263
                      12/31/2010              7.781              9.199 260
                      12/31/2011              9.199              8.105 247
                      12/31/2012              8.105              10.294 219
                      12/31/2013              10.294              10.375 200
                      12/31/2014              10.375              11.546 166
2.25%
                      12/31/2007              N/A              10.698 0
                      12/31/2008              10.698              5.666 123
                      12/31/2009              5.666              7.766 257
                      12/31/2010              7.766              9.177 285
                      12/31/2011              9.177              8.082 287
                      12/31/2012              8.082              10.260 257
                      12/31/2013              10.260              10.335 227
                      12/31/2014              10.335              11.496 183

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

57

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
                      12/31/2009              N/A              7.752 1
                      12/31/2010              7.752              9.156 7
                      12/31/2011              9.156              8.059 7
                      12/31/2012              8.059              10.226 12
                      12/31/2013              10.226              10.295 9
                      12/31/2014              10.295              11.446 10
2.35%
                      12/31/2007              N/A              10.680 0
                      12/31/2008              10.680              5.651 250
                      12/31/2009              5.651              7.738 401
                      12/31/2010              7.738              9.135 394
                      12/31/2011              9.135              8.036 391
                      12/31/2012              8.036              10.192 324
                      12/31/2013              10.192              10.256 308
                      12/31/2014              10.256              11.397 268
2.40%
                      12/31/2007              N/A              10.671 0
                      12/31/2008              10.671              5.643 87
                      12/31/2009              5.643              7.723 244
                      12/31/2010              7.723              9.113 216
                      12/31/2011              9.113              8.013 233
                      12/31/2012              8.013              10.158 195
                      12/31/2013              10.158              10.216 184
                      12/31/2014              10.216              11.348 155
2.45%
                      12/31/2007              N/A              10.662 0
                      12/31/2008              10.662              5.635 78
                      12/31/2009              5.635              7.709 120
                      12/31/2010              7.709              9.092 108
                      12/31/2011              9.092              7.990 110
                      12/31/2012              7.990              10.124 89
                      12/31/2013              10.124              10.177 77
                      12/31/2014              10.177              11.298 63
2.50%
                      12/31/2007              N/A              10.653 0
                      12/31/2008              10.653              5.628 135
                      12/31/2009              5.628              7.695 277
                      12/31/2010              7.695              9.071 258
                      12/31/2011              9.071              7.968 283
                      12/31/2012              7.968              10.090 279
                      12/31/2013              10.090              10.138 244
                      12/31/2014              10.138              11.249 209
2.55%
                      12/31/2007              N/A              10.645 0
                      12/31/2008              10.645              5.620 28
                      12/31/2009              5.620              7.681 145
                      12/31/2010              7.681              9.049 135
                      12/31/2011              9.049              7.945 145
                      12/31/2012              7.945              10.056 129
                      12/31/2013              10.056              10.099 123
                      12/31/2014              10.099              11.201 87

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
                      12/31/2007              N/A              10.636 0
                      12/31/2008              10.636              5.613 90
                      12/31/2009              5.613              7.667 116
                      12/31/2010              7.667              9.028 126
                      12/31/2011              9.028              7.923 122
                      12/31/2012              7.923              10.023 111
                      12/31/2013              10.023              10.061 105
                      12/31/2014              10.061              11.152 120
2.65%
                      12/31/2007              N/A              10.627 0
                      12/31/2008              10.627              5.605 156
                      12/31/2009              5.605              7.653 194
                      12/31/2010              7.653              9.007 210
                      12/31/2011              9.007              7.900 228
                      12/31/2012              7.900              9.989 189
                      12/31/2013              9.989              10.022 192
                      12/31/2014              10.022              11.104 177
2.70%
                      12/31/2007              N/A              10.618 0
                      12/31/2008              10.618              5.598 32
                      12/31/2009              5.598              7.639 48
                      12/31/2010              7.639              8.986 45
                      12/31/2011              8.986              7.878 46
                      12/31/2012              7.878              9.956 28
                      12/31/2013              9.956              9.984 28
                      12/31/2014              9.984              11.056 48
2.75%
                      12/31/2007              N/A              10.609 0
                      12/31/2008              10.609              5.590 25
                      12/31/2009              5.590              7.625 46
                      12/31/2010              7.625              8.965 38
                      12/31/2011              8.965              7.856 37
                      12/31/2012              7.856              9.923 32
                      12/31/2013              9.923              9.945 37
                      12/31/2014              9.945              11.008 51
2.80%
                      12/31/2007              N/A              10.600 0
                      12/31/2008              10.600              5.583 12
                      12/31/2009              5.583              7.611 40
                      12/31/2010              7.611              8.944 31
                      12/31/2011              8.944              7.833 31
                      12/31/2012              7.833              9.890 35
                      12/31/2013              9.890              9.907 27
                      12/31/2014              9.907              10.960 52
2.85%
                      12/31/2007              N/A              10.591 0
                      12/31/2008              10.591              5.575 13
                      12/31/2009              5.575              7.597 33
                      12/31/2010              7.597              8.923 25
                      12/31/2011              8.923              7.811 27
                      12/31/2012              7.811              9.857 24
                      12/31/2013              9.857              9.869 24
                      12/31/2014              9.869              10.913 24

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

58

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
                      12/31/2007              N/A              10.582 0
                      12/31/2008              10.582              5.568 22
                      12/31/2009              5.568              7.583 36
                      12/31/2010              7.583              8.902 40
                      12/31/2011              8.902              7.789 43
                      12/31/2012              7.789              9.824 37
                      12/31/2013              9.824              9.831 34
                      12/31/2014              9.831              10.865 46
2.95%
                      12/31/2007              N/A              10.573 0
                      12/31/2008              10.573              5.560 10
                      12/31/2009              5.560              7.569 17
                      12/31/2010              7.569              8.882 14
                      12/31/2011              8.882              7.767 15
                      12/31/2012              7.767              9.791 17
                      12/31/2013              9.791              9.794 15
                      12/31/2014              9.794              10.818 21
3.00%
                      12/31/2008              N/A              5.554 1
                      12/31/2009              5.554              7.555 1
                      12/31/2010              7.555              8.862 3
                      12/31/2011              8.862              7.746 6
                      12/31/2012              7.746              9.759 1
                      12/31/2013              9.759              9.757 7
                      12/31/2014              9.757              10.772 11
3.05%
                      12/31/2009              N/A              7.541 2
                      12/31/2010              7.541              8.840 0
                      12/31/2011              8.840              7.723 0
                      12/31/2012              7.723              9.726 0
                      12/31/2013              9.726              9.719 2
                      12/31/2014              9.719              10.725 35
3.10%
                      12/31/2009              N/A              7.527 2
                      12/31/2010              7.527              8.820 0
                      12/31/2011              8.820              7.701 0
                      12/31/2012              7.701              9.694 0
                      12/31/2013              9.694              9.682 0
                      12/31/2014              9.682              10.679 0
3.15%
                      12/31/2009              N/A              7.514 0
                      12/31/2010              7.514              8.799 0
                      12/31/2011              8.799              7.679 0
                      12/31/2012              7.679              9.661 0
                      12/31/2013              9.661              9.645 1
                      12/31/2014              9.645              10.632 6
3.20%
                      12/31/2013              N/A              10.351 0
                      12/31/2014              10.351              11.406 0
3.25%
                      12/31/2013              N/A              10.312 0
                      12/31/2014              10.312              11.356 0
3.30%
                      12/31/2013              N/A              9.535 0
                      12/31/2014              9.535              10.496 6

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.35%
                      12/31/2013              N/A              10.233 0
                      12/31/2014              10.233              11.258 0
3.40%
                      12/31/2013              N/A              10.193 0
                      12/31/2014              10.193              11.209 0
AZL Morgan Stanley Mid Cap Growth Fund
1.65%
                      12/31/2007              N/A              15.925 117
                      12/31/2008              15.925              8.064 222
                      12/31/2009              8.064              12.506 77
                      12/31/2010              12.506              16.299 165
                      12/31/2011              16.299              14.980 379
                      12/31/2012              14.980              15.965 553
                      12/31/2013              15.965              21.819 453
                      12/31/2014              21.819              21.638 413
1.70%
                      12/31/2007              N/A              15.872 281
                      12/31/2008              15.872              8.033 404
                      12/31/2009              8.033              12.451 129
                      12/31/2010              12.451              16.220 250
                      12/31/2011              16.220              14.900 356
                      12/31/2012              14.900              15.872 509
                      12/31/2013              15.872              21.681 535
                      12/31/2014              21.681              21.491 459
1.75%
                      12/31/2009              N/A              12.388 0
                      12/31/2010              12.388              16.129 8
                      12/31/2011              16.129              14.809 68
                      12/31/2012              14.809              15.767 39
                      12/31/2013              15.767              21.527 73
                      12/31/2014              21.527              21.327 64
1.80%
                      12/31/2008              N/A              7.971 175
                      12/31/2009              7.971              12.344 348
                      12/31/2010              12.344              16.064 371
                      12/31/2011              16.064              14.742 404
                      12/31/2012              14.742              15.688 378
                      12/31/2013              15.688              21.408 293
                      12/31/2014              21.408              21.199 251
1.95%
                      12/31/2007              N/A              15.609 69
                      12/31/2008              15.609              7.880 54
                      12/31/2009              7.880              12.184 149
                      12/31/2010              12.184              15.832 192
                      12/31/2011              15.832              14.508 204
                      12/31/2012              14.508              15.415 246
                      12/31/2013              15.415              21.005 231
                      12/31/2014              21.005              20.768 189
2.05%
                      12/31/2008              N/A              7.820 47
                      12/31/2009              7.820              12.079 97
                      12/31/2010              12.079              15.680 116
                      12/31/2011              15.680              14.354 128
                      12/31/2012              14.354              15.236 139
                      12/31/2013              15.236              20.740 115
                      12/31/2014              20.740              20.486 131

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

59

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
                      12/31/2007              N/A              15.454 0
                      12/31/2008              15.454              7.790 329
                      12/31/2009              7.790              12.027 501
                      12/31/2010              12.027              15.604 562
                      12/31/2011              15.604              14.277 532
                      12/31/2012              14.277              15.148 563
                      12/31/2013              15.148              20.609 460
                      12/31/2014              20.609              20.346 397
2.15%
                      12/31/2008              N/A              7.760 3
                      12/31/2009              7.760              11.975 3
                      12/31/2010              11.975              15.529 14
                      12/31/2011              15.529              14.201 17
                      12/31/2012              14.201              15.059 15
                      12/31/2013              15.059              20.479 12
                      12/31/2014              20.479              20.208 11
2.20%
                      12/31/2007              N/A              15.351 0
                      12/31/2008              15.351              7.730 307
                      12/31/2009              7.730              11.923 473
                      12/31/2010              11.923              15.454 495
                      12/31/2011              15.454              14.126 462
                      12/31/2012              14.126              14.972 446
                      12/31/2013              14.972              20.349 427
                      12/31/2014              20.349              20.070 382
2.25%
                      12/31/2007              N/A              15.300 0
                      12/31/2008              15.300              7.701 203
                      12/31/2009              7.701              11.871 443
                      12/31/2010              11.871              15.379 419
                      12/31/2011              15.379              14.050 398
                      12/31/2012              14.050              14.884 403
                      12/31/2013              14.884              20.221 332
                      12/31/2014              20.221              19.933 313
2.30%
                      12/31/2009              N/A              11.820 8
                      12/31/2010              11.820              15.305 7
                      12/31/2011              15.305              13.976 7
                      12/31/2012              13.976              14.798 0
                      12/31/2013              14.798              20.093 1
                      12/31/2014              20.093              19.797 1
2.35%
                      12/31/2007              N/A              15.198 0
                      12/31/2008              15.198              7.642 377
                      12/31/2009              7.642              11.769 646
                      12/31/2010              11.769              15.231 665
                      12/31/2011              15.231              13.901 630
                      12/31/2012              13.901              14.712 598
                      12/31/2013              14.712              19.966 535
                      12/31/2014              19.966              19.662 494

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
                      12/31/2007              N/A              15.147 0
                      12/31/2008              15.147              7.613 199
                      12/31/2009              7.613              11.718 368
                      12/31/2010              11.718              15.158 349
                      12/31/2011              15.158              13.827 333
                      12/31/2012              13.827              14.626 311
                      12/31/2013              14.626              19.840 270
                      12/31/2014              19.840              19.528 187
2.45%
                      12/31/2007              N/A              15.097 0
                      12/31/2008              15.097              7.583 159
                      12/31/2009              7.583              11.667 179
                      12/31/2010              11.667              15.084 175
                      12/31/2011              15.084              13.754 159
                      12/31/2012              13.754              14.541 156
                      12/31/2013              14.541              19.714 127
                      12/31/2014              19.714              19.395 98
2.50%
                      12/31/2007              N/A              15.046 0
                      12/31/2008              15.046              7.554 346
                      12/31/2009              7.554              11.616 485
                      12/31/2010              11.616              15.012 495
                      12/31/2011              15.012              13.680 471
                      12/31/2012              13.680              14.456 493
                      12/31/2013              14.456              19.590 407
                      12/31/2014              19.590              19.263 364
2.55%
                      12/31/2007              N/A              14.996 0
                      12/31/2008              14.996              7.525 90
                      12/31/2009              7.525              11.566 229
                      12/31/2010              11.566              14.939 224
                      12/31/2011              14.939              13.608 217
                      12/31/2012              13.608              14.372 228
                      12/31/2013              14.372              19.466 205
                      12/31/2014              19.466              19.132 162
2.60%
                      12/31/2007              N/A              14.946 0
                      12/31/2008              14.946              7.497 196
                      12/31/2009              7.497              11.516 187
                      12/31/2010              11.516              14.867 230
                      12/31/2011              14.867              13.535 189
                      12/31/2012              13.535              14.288 196
                      12/31/2013              14.288              19.343 167
                      12/31/2014              19.343              19.001 183
2.65%
                      12/31/2007              N/A              14.897 0
                      12/31/2008              14.897              7.468 164
                      12/31/2009              7.468              11.466 367
                      12/31/2010              11.466              14.795 354
                      12/31/2011              14.795              13.463 317
                      12/31/2012              13.463              14.205 309
                      12/31/2013              14.205              19.221 302
                      12/31/2014              19.221              18.872 293

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

60

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
                      12/31/2007              N/A              14.847 0
                      12/31/2008              14.847              7.439 48
                      12/31/2009              7.439              11.416 105
                      12/31/2010              11.416              14.724 92
                      12/31/2011              14.724              13.391 96
                      12/31/2012              13.391              14.122 90
                      12/31/2013              14.122              19.099 91
                      12/31/2014              19.099              18.743 72
2.75%
                      12/31/2007              N/A              14.797 0
                      12/31/2008              14.797              7.411 44
                      12/31/2009              7.411              11.367 82
                      12/31/2010              11.367              14.653 63
                      12/31/2011              14.653              13.320 65
                      12/31/2012              13.320              14.040 64
                      12/31/2013              14.040              18.978 66
                      12/31/2014              18.978              18.615 89
2.80%
                      12/31/2007              N/A              14.748 0
                      12/31/2008              14.748              7.382 54
                      12/31/2009              7.382              11.318 145
                      12/31/2010              11.318              14.582 197
                      12/31/2011              14.582              13.249 169
                      12/31/2012              13.249              13.958 127
                      12/31/2013              13.958              18.858 78
                      12/31/2014              18.858              18.488 49
2.85%
                      12/31/2007              N/A              14.699 0
                      12/31/2008              14.699              7.354 25
                      12/31/2009              7.354              11.269 24
                      12/31/2010              11.269              14.512 25
                      12/31/2011              14.512              13.179 20
                      12/31/2012              13.179              13.877 22
                      12/31/2013              13.877              18.739 20
                      12/31/2014              18.739              18.362 29
2.90%
                      12/31/2007              N/A              14.650 0
                      12/31/2008              14.650              7.326 26
                      12/31/2009              7.326              11.220 61
                      12/31/2010              11.220              14.442 54
                      12/31/2011              14.442              13.109 51
                      12/31/2012              13.109              13.796 50
                      12/31/2013              13.796              18.621 57
                      12/31/2014              18.621              18.237 71
2.95%
                      12/31/2007              N/A              14.601 0
                      12/31/2008              14.601              7.298 18
                      12/31/2009              7.298              11.171 93
                      12/31/2010              11.171              14.372 113
                      12/31/2011              14.372              13.039 69
                      12/31/2012              13.039              13.716 68
                      12/31/2013              13.716              18.503 55
                      12/31/2014              18.503              18.113 52

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
                      12/31/2008              N/A              7.270 1
                      12/31/2009              7.270              11.123 2
                      12/31/2010              11.123              14.303 7
                      12/31/2011              14.303              12.969 1
                      12/31/2012              12.969              13.636 0
                      12/31/2013              13.636              18.386 6
                      12/31/2014              18.386              17.989 11
3.05%
                      12/31/2009              N/A              11.075 7
                      12/31/2010              11.075              14.233 0
                      12/31/2011              14.233              12.900 0
                      12/31/2012              12.900              13.557 0
                      12/31/2013              13.557              18.270 10
                      12/31/2014              18.270              17.867 31
3.10%
                      12/31/2009              N/A              11.027 1
                      12/31/2010              11.027              14.165 0
                      12/31/2011              14.165              12.832 0
                      12/31/2012              12.832              13.478 0
                      12/31/2013              13.478              18.154 0
                      12/31/2014              18.154              17.745 1
3.15%
                      12/31/2009              N/A              10.979 2
                      12/31/2010              10.979              14.096 0
                      12/31/2011              14.096              12.763 0
                      12/31/2012              12.763              13.399 0
                      12/31/2013              13.399              18.040 2
                      12/31/2014              18.040              17.624 6
3.20%
                      12/31/2013              N/A              19.130 2
                      12/31/2014              19.130              18.680 3
3.25%
                      12/31/2013              N/A              19.009 0
                      12/31/2014              19.009              18.553 0
3.30%
                      12/31/2013              N/A              17.700 0
                      12/31/2014              17.700              17.266 9
3.35%
                      12/31/2013              N/A              18.770 0
                      12/31/2014              18.770              18.300 0
3.40%
                      12/31/2013              N/A              18.651 0
                      12/31/2014              18.651              18.175 0
AZL MVP Balanced Index Strategy Fund
1.65%
                      12/31/2012              N/A              10.676 701
                      12/31/2013              10.676              11.821 763
                      12/31/2014              11.821              12.335 786
1.70%
                      12/31/2012              N/A              10.671 907
                      12/31/2013              10.671              11.809 1367
                      12/31/2014              11.809              12.317 1300
1.75%
                      12/31/2012              N/A              10.666 57
                      12/31/2013              10.666              11.797 55
                      12/31/2014              11.797              12.299 26

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

61

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
                      12/31/2012              N/A              10.645 611
                      12/31/2013              10.645              11.751 822
                      12/31/2014              11.751              12.226 467
2.05%
                      12/31/2012              N/A              10.635 0
                      12/31/2013              10.635              11.728 0
                      12/31/2014              11.728              12.190 0
AZL MVP BlackRock Global Allocation Fund
1.65%
                      12/31/2012              N/A              10.501 5346
                      12/31/2013              10.501              11.783 5574
                      12/31/2014              11.783              11.824 5378
1.70%
                      12/31/2012              N/A              10.495 3924
                      12/31/2013              10.495              11.771 5863
                      12/31/2014              11.771              11.806 5635
1.75%
                      12/31/2012              N/A              10.490 183
                      12/31/2013              10.490              11.760 191
                      12/31/2014              11.760              11.788 172
1.95%
                      12/31/2012              N/A              10.470 1444
                      12/31/2013              10.470              11.713 1390
                      12/31/2014              11.713              11.718 1219
2.05%
                      12/31/2012              N/A              10.460 1
                      12/31/2013              10.460              11.690 3
                      12/31/2014              11.690              11.684 2
AZL MVP Franklin Templeton Founding Strategy Plus Fund
1.65%
                      12/31/2012              N/A              10.568 422
                      12/31/2013              10.568              12.244 568
                      12/31/2014              12.244              12.325 598
1.70%
                      12/31/2012              N/A              10.565 648
                      12/31/2013              10.565              12.234 2014
                      12/31/2014              12.234              12.309 1601
1.75%
                      12/31/2012              N/A              10.561 7
                      12/31/2013              10.561              12.224 13
                      12/31/2014              12.224              12.292 26
1.95%
                      12/31/2012              N/A              10.547 136
                      12/31/2013              10.547              12.183 146
                      12/31/2014              12.183              12.227 203
2.05%
                      12/31/2012              N/A              10.539 0
                      12/31/2013              10.539              12.162 1
                      12/31/2014              12.162              12.194 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL MVP Fusion Balanced Fund
1.65%
                      12/31/2007              N/A              12.041 87
                      12/31/2008              12.041              8.593 127
                      12/31/2009              8.593              10.710 491
                      12/31/2010              10.710              11.701 3397
                      12/31/2011              11.701              11.406 5962
                      12/31/2012              11.406              12.497 6596
                      12/31/2013              12.497              13.700 7749
                      12/31/2014              13.700              14.094 6836
1.70%
                      12/31/2007              N/A              12.025 400
                      12/31/2008              12.025              8.577 720
                      12/31/2009              8.577              10.685 1218
                      12/31/2010              10.685              11.668 4728
                      12/31/2011              11.668              11.368 7079
                      12/31/2012              11.368              12.449 7000
                      12/31/2013              12.449              13.641 8476
                      12/31/2014              13.641              14.026 7934
1.75%
                      12/31/2009              N/A              10.660 26
                      12/31/2010              10.660              11.635 309
                      12/31/2011              11.635              11.330 449
                      12/31/2012              11.330              12.401 438
                      12/31/2013              12.401              13.582 364
                      12/31/2014              13.582              13.958 338
1.80%
                      12/31/2008              N/A              8.546 1350
                      12/31/2009              8.546              10.635 2498
                      12/31/2010              10.635              11.602 2833
                      12/31/2011              11.602              11.293 2890
                      12/31/2012              11.293              12.354 2854
                      12/31/2013              12.354              13.523 2902
                      12/31/2014              13.523              13.891 3127
1.95%
                      12/31/2007              N/A              11.944 41
                      12/31/2008              11.944              8.499 108
                      12/31/2009              8.499              10.561 1360
                      12/31/2010              10.561              11.503 2154
                      12/31/2011              11.503              11.180 2804
                      12/31/2012              11.180              12.212 2954
                      12/31/2013              12.212              13.348 3126
                      12/31/2014              13.348              13.691 3053
2.05%
                      12/31/2008              N/A              8.468 598
                      12/31/2009              8.468              10.512 1254
                      12/31/2010              10.512              11.439 1419
                      12/31/2011              11.439              11.106 1521
                      12/31/2012              11.106              12.119 1522
                      12/31/2013              12.119              13.233 1487
                      12/31/2014              13.233              13.559 1408

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

62

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
                      12/31/2007              N/A              11.897 0
                      12/31/2008              11.897              8.452 1073
                      12/31/2009              8.452              10.487 2218
                      12/31/2010              10.487              11.406 2599
                      12/31/2011              11.406              11.069 2866
                      12/31/2012              11.069              12.072 2687
                      12/31/2013              12.072              13.176 2580
                      12/31/2014              13.176              13.493 2372
2.15%
                      12/31/2008              N/A              8.437 81
                      12/31/2009              8.437              10.463 120
                      12/31/2010              10.463              11.374 215
                      12/31/2011              11.374              11.032 246
                      12/31/2012              11.032              12.026 244
                      12/31/2013              12.026              13.119 265
                      12/31/2014              13.119              13.429 314
2.20%
                      12/31/2007              N/A              11.865 0
                      12/31/2008              11.865              8.421 706
                      12/31/2009              8.421              10.438 1825
                      12/31/2010              10.438              11.341 1781
                      12/31/2011              11.341              10.995 1642
                      12/31/2012              10.995              11.980 1574
                      12/31/2013              11.980              13.062 1471
                      12/31/2014              13.062              13.363 1435
2.25%
                      12/31/2007              N/A              11.849 0
                      12/31/2008              11.849              8.405 443
                      12/31/2009              8.405              10.414 1142
                      12/31/2010              10.414              11.309 1104
                      12/31/2011              11.309              10.958 1107
                      12/31/2012              10.958              11.934 1113
                      12/31/2013              11.934              13.005 1111
                      12/31/2014              13.005              13.299 1014
2.30%
                      12/31/2009              N/A              10.389 9
                      12/31/2010              10.389              11.277 10
                      12/31/2011              11.277              10.922 10
                      12/31/2012              10.922              11.888 9
                      12/31/2013              11.888              12.949 8
                      12/31/2014              12.949              13.235 8
2.35%
                      12/31/2007              N/A              11.817 0
                      12/31/2008              11.817              8.374 1053
                      12/31/2009              8.374              10.365 3398
                      12/31/2010              10.365              11.245 3517
                      12/31/2011              11.245              10.886 3589
                      12/31/2012              10.886              11.843 3445
                      12/31/2013              11.843              12.893 3174
                      12/31/2014              12.893              13.171 2853

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
                      12/31/2007              N/A              11.802 0
                      12/31/2008              11.802              8.359 537
                      12/31/2009              8.359              10.341 890
                      12/31/2010              10.341              11.213 988
                      12/31/2011              11.213              10.849 928
                      12/31/2012              10.849              11.797 810
                      12/31/2013              11.797              12.837 735
                      12/31/2014              12.837              13.107 652
2.45%
                      12/31/2007              N/A              11.786 0
                      12/31/2008              11.786              8.344 544
                      12/31/2009              8.344              10.317 692
                      12/31/2010              10.317              11.181 612
                      12/31/2011              11.181              10.813 579
                      12/31/2012              10.813              11.752 517
                      12/31/2013              11.752              12.781 494
                      12/31/2014              12.781              13.044 428
2.50%
                      12/31/2007              N/A              11.770 0
                      12/31/2008              11.770              8.328 1108
                      12/31/2009              8.328              10.293 3051
                      12/31/2010              10.293              11.150 2985
                      12/31/2011              11.150              10.777 2931
                      12/31/2012              10.777              11.707 2803
                      12/31/2013              11.707              12.726 2733
                      12/31/2014              12.726              12.981 2430
2.55%
                      12/31/2007              N/A              11.754 0
                      12/31/2008              11.754              8.313 106
                      12/31/2009              8.313              10.269 350
                      12/31/2010              10.269              11.118 463
                      12/31/2011              11.118              10.741 463
                      12/31/2012              10.741              11.662 444
                      12/31/2013              11.662              12.671 429
                      12/31/2014              12.671              12.918 339
2.60%
                      12/31/2007              N/A              11.739 0
                      12/31/2008              11.739              8.298 422
                      12/31/2009              8.298              10.245 1639
                      12/31/2010              10.245              11.087 1705
                      12/31/2011              11.087              10.705 1554
                      12/31/2012              10.705              11.617 1473
                      12/31/2013              11.617              12.616 1362
                      12/31/2014              12.616              12.856 1556
2.65%
                      12/31/2007              N/A              11.723 0
                      12/31/2008              11.723              8.283 614
                      12/31/2009              8.283              10.221 1620
                      12/31/2010              10.221              11.055 1634
                      12/31/2011              11.055              10.670 1518
                      12/31/2012              10.670              11.573 1562
                      12/31/2013              11.573              12.561 1480
                      12/31/2014              12.561              12.794 1366

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

63

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
                      12/31/2007              N/A              11.707 0
                      12/31/2008              11.707              8.267 109
                      12/31/2009              8.267              10.197 332
                      12/31/2010              10.197              11.024 326
                      12/31/2011              11.024              10.634 293
                      12/31/2012              10.634              11.529 255
                      12/31/2013              11.529              12.507 238
                      12/31/2014              12.507              12.732 203
2.75%
                      12/31/2007              N/A              11.692 0
                      12/31/2008              11.692              8.252 64
                      12/31/2009              8.252              10.173 922
                      12/31/2010              10.173              10.993 1017
                      12/31/2011              10.993              10.599 1117
                      12/31/2012              10.599              11.484 1123
                      12/31/2013              11.484              12.453 941
                      12/31/2014              12.453              12.670 894
2.80%
                      12/31/2007              N/A              11.676 0
                      12/31/2008              11.676              8.237 90
                      12/31/2009              8.237              10.149 616
                      12/31/2010              10.149              10.961 776
                      12/31/2011              10.961              10.563 726
                      12/31/2012              10.563              11.440 841
                      12/31/2013              11.440              12.399 644
                      12/31/2014              12.399              12.609 541
2.85%
                      12/31/2007              N/A              11.660 0
                      12/31/2008              11.660              8.222 21
                      12/31/2009              8.222              10.125 131
                      12/31/2010              10.125              10.930 132
                      12/31/2011              10.930              10.528 132
                      12/31/2012              10.528              11.397 121
                      12/31/2013              11.397              12.345 114
                      12/31/2014              12.345              12.548 146
2.90%
                      12/31/2007              N/A              11.645 0
                      12/31/2008              11.645              8.207 28
                      12/31/2009              8.207              10.102 302
                      12/31/2010              10.102              10.899 277
                      12/31/2011              10.899              10.493 271
                      12/31/2012              10.493              11.353 288
                      12/31/2013              11.353              12.292 324
                      12/31/2014              12.292              12.488 380
2.95%
                      12/31/2007              N/A              11.629 0
                      12/31/2008              11.629              8.192 39
                      12/31/2009              8.192              10.078 323
                      12/31/2010              10.078              10.869 365
                      12/31/2011              10.869              10.458 268
                      12/31/2012              10.458              11.309 207
                      12/31/2013              11.309              12.238 227
                      12/31/2014              12.238              12.428 259

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
                      12/31/2008              N/A              8.177 10
                      12/31/2009              8.177              10.056 26
                      12/31/2010              10.056              10.839 26
                      12/31/2011              10.839              10.424 26
                      12/31/2012              10.424              11.267 27
                      12/31/2013              11.267              12.186 28
                      12/31/2014              12.186              12.369 82
3.05%
                      12/31/2009              N/A              10.031 155
                      12/31/2010              10.031              10.807 198
                      12/31/2011              10.807              10.389 201
                      12/31/2012              10.389              11.223 194
                      12/31/2013              11.223              12.133 148
                      12/31/2014              12.133              12.308 168
3.10%
                      12/31/2009              N/A              10.008 29
                      12/31/2010              10.008              10.777 39
                      12/31/2011              10.777              10.354 24
                      12/31/2012              10.354              11.180 28
                      12/31/2013              11.180              12.080 26
                      12/31/2014              12.080              12.249 42
3.15%
                      12/31/2009              N/A              9.985 0
                      12/31/2010              9.985              10.746 9
                      12/31/2011              10.746              10.320 6
                      12/31/2012              10.320              11.137 2
                      12/31/2013              11.137              12.028 40
                      12/31/2014              12.028              12.190 56
3.20%
                      12/31/2013              N/A              12.220 6
                      12/31/2014              12.220              12.378 10
3.25%
                      12/31/2013              N/A              12.167 0
                      12/31/2014              12.167              12.318 0
3.30%
                      12/31/2013              N/A              11.873 0
                      12/31/2014              11.873              12.015 1
3.35%
                      12/31/2013              N/A              12.062 0
                      12/31/2014              12.062              12.199 3
3.40%
                      12/31/2013              N/A              12.009 0
                      12/31/2014              12.009              12.140 0
AZL MVP Fusion Conservative Fund
1.65%
                      12/31/2009              N/A              10.149 27
                      12/31/2010              10.149              11.077 1209
                      12/31/2011              11.077              10.967 2589
                      12/31/2012              10.967              12.002 2989
                      12/31/2013              12.002              12.745 2636
                      12/31/2014              12.745              13.140 2202

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

64

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
                      12/31/2009              N/A              10.148 35
                      12/31/2010              10.148              11.071 1101
                      12/31/2011              11.071              10.955 2513
                      12/31/2012              10.955              11.983 2736
                      12/31/2013              11.983              12.719 2745
                      12/31/2014              12.719              13.105 2628
1.75%
                      12/31/2009              N/A              10.147 17
                      12/31/2010              10.147              11.064 101
                      12/31/2011              11.064              10.943 216
                      12/31/2012              10.943              11.963 265
                      12/31/2013              11.963              12.692 202
                      12/31/2014              12.692              13.071 174
1.80%
                      12/31/2009              N/A              10.146 4
                      12/31/2010              10.146              11.058 15
                      12/31/2011              11.058              10.931 50
                      12/31/2012              10.931              11.944 103
                      12/31/2013              11.944              12.665 97
                      12/31/2014              12.665              13.038 78
1.95%
                      12/31/2009              N/A              10.143 79
                      12/31/2010              10.143              11.038 292
                      12/31/2011              11.038              10.895 563
                      12/31/2012              10.895              11.887 642
                      12/31/2013              11.887              12.586 643
                      12/31/2014              12.586              12.936 508
2.05%
                      12/31/2009              N/A              10.141 0
                      12/31/2010              10.141              11.025 57
                      12/31/2011              11.025              10.871 153
                      12/31/2012              10.871              11.849 149
                      12/31/2013              11.849              12.533 92
                      12/31/2014              12.533              12.869 87
2.10%
                      12/31/2009              N/A              10.140 8
                      12/31/2010              10.140              11.018 36
                      12/31/2011              11.018              10.859 78
                      12/31/2012              10.859              11.830 138
                      12/31/2013              11.830              12.507 114
                      12/31/2014              12.507              12.836 115
2.15%
                      12/31/2009              N/A              10.139 0
                      12/31/2010              10.139              11.012 1
                      12/31/2011              11.012              10.847 2
                      12/31/2012              10.847              11.811 0
                      12/31/2013              11.811              12.481 0
                      12/31/2014              12.481              12.803 0
2.20%
                      12/31/2009              N/A              10.138 12
                      12/31/2010              10.138              11.005 131
                      12/31/2011              11.005              10.835 171
                      12/31/2012              10.835              11.793 178
                      12/31/2013              11.793              12.455 174
                      12/31/2014              12.455              12.769 231

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
                      12/31/2009              N/A              10.137 3
                      12/31/2010              10.137              10.999 58
                      12/31/2011              10.999              10.824 92
                      12/31/2012              10.824              11.774 93
                      12/31/2013              11.774              12.429 97
                      12/31/2014              12.429              12.736 106
2.30%
                      12/31/2009              N/A              10.136 0
                      12/31/2010              10.136              10.992 0
                      12/31/2011              10.992              10.812 0
                      12/31/2012              10.812              11.755 0
                      12/31/2013              11.755              12.403 0
                      12/31/2014              12.403              12.703 0
2.35%
                      12/31/2009              N/A              10.135 9
                      12/31/2010              10.135              10.985 143
                      12/31/2011              10.985              10.800 332
                      12/31/2012              10.800              11.736 512
                      12/31/2013              11.736              12.377 410
                      12/31/2014              12.377              12.670 364
2.40%
                      12/31/2009              N/A              10.134 5
                      12/31/2010              10.134              10.979 66
                      12/31/2011              10.979              10.788 16
                      12/31/2012              10.788              11.718 121
                      12/31/2013              11.718              12.351 16
                      12/31/2014              12.351              12.637 50
2.45%
                      12/31/2009              N/A              10.133 3
                      12/31/2010              10.133              10.972 68
                      12/31/2011              10.972              10.776 88
                      12/31/2012              10.776              11.699 86
                      12/31/2013              11.699              12.325 94
                      12/31/2014              12.325              12.605 103
2.50%
                      12/31/2009              N/A              10.132 34
                      12/31/2010              10.132              10.966 273
                      12/31/2011              10.966              10.764 312
                      12/31/2012              10.764              11.680 449
                      12/31/2013              11.680              12.299 369
                      12/31/2014              12.299              12.572 332
2.55%
                      12/31/2009              N/A              10.131 0
                      12/31/2010              10.131              10.959 7
                      12/31/2011              10.959              10.753 52
                      12/31/2012              10.753              11.661 27
                      12/31/2013              11.661              12.273 27
                      12/31/2014              12.273              12.539 27
2.60%
                      12/31/2009              N/A              10.130 1
                      12/31/2010              10.130              10.953 46
                      12/31/2011              10.953              10.741 245
                      12/31/2012              10.741              11.643 223
                      12/31/2013              11.643              12.247 220
                      12/31/2014              12.247              12.507 156

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

65

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
                      12/31/2009              N/A              10.130 13
                      12/31/2010              10.130              10.946 82
                      12/31/2011              10.946              10.729 207
                      12/31/2012              10.729              11.624 197
                      12/31/2013              11.624              12.222 169
                      12/31/2014              12.222              12.474 99
2.70%
                      12/31/2009              N/A              10.129 0
                      12/31/2010              10.129              10.940 3
                      12/31/2011              10.940              10.717 134
                      12/31/2012              10.717              11.606 135
                      12/31/2013              11.606              12.196 127
                      12/31/2014              12.196              12.442 127
2.75%
                      12/31/2009              N/A              10.128 97
                      12/31/2010              10.128              10.933 136
                      12/31/2011              10.933              10.706 124
                      12/31/2012              10.706              11.587 206
                      12/31/2013              11.587              12.171 161
                      12/31/2014              12.171              12.410 184
2.80%
                      12/31/2009              N/A              10.127 0
                      12/31/2010              10.127              10.927 44
                      12/31/2011              10.927              10.694 49
                      12/31/2012              10.694              11.569 113
                      12/31/2013              11.569              12.145 47
                      12/31/2014              12.145              12.378 60
2.85%
                      12/31/2009              N/A              10.126 0
                      12/31/2010              10.126              10.920 37
                      12/31/2011              10.920              10.682 40
                      12/31/2012              10.682              11.550 38
                      12/31/2013              11.550              12.120 75
                      12/31/2014              12.120              12.345 72
2.90%
                      12/31/2009              N/A              10.125 0
                      12/31/2010              10.125              10.914 2
                      12/31/2011              10.914              10.671 117
                      12/31/2012              10.671              11.532 121
                      12/31/2013              11.532              12.094 2
                      12/31/2014              12.094              12.313 2
2.95%
                      12/31/2009              N/A              10.124 0
                      12/31/2010              10.124              10.907 16
                      12/31/2011              10.907              10.659 0
                      12/31/2012              10.659              11.513 39
                      12/31/2013              11.513              12.069 45
                      12/31/2014              12.069              12.281 8
3.00%
                      12/31/2009              N/A              10.123 0
                      12/31/2010              10.123              10.901 0
                      12/31/2011              10.901              10.647 21
                      12/31/2012              10.647              11.495 8
                      12/31/2013              11.495              12.044 0
                      12/31/2014              12.044              12.250 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
                      12/31/2009              N/A              10.122 0
                      12/31/2010              10.122              10.894 1
                      12/31/2011              10.894              10.636 0
                      12/31/2012              10.636              11.477 20
                      12/31/2013              11.477              12.018 0
                      12/31/2014              12.018              12.218 5
3.10%
                      12/31/2009              N/A              10.121 0
                      12/31/2010              10.121              10.888 0
                      12/31/2011              10.888              10.624 0
                      12/31/2012              10.624              11.458 0
                      12/31/2013              11.458              11.993 20
                      12/31/2014              11.993              12.186 0
3.15%
                      12/31/2009              N/A              10.120 0
                      12/31/2010              10.120              10.881 0
                      12/31/2011              10.881              10.612 0
                      12/31/2012              10.612              11.440 0
                      12/31/2013              11.440              11.968 0
                      12/31/2014              11.968              12.155 5
3.20%
                      12/31/2013              N/A              11.937 0
                      12/31/2014              11.937              12.117 0
3.25%
                      12/31/2013              N/A              11.912 0
                      12/31/2014              11.912              12.085 0
3.30%
                      12/31/2013              N/A              11.893 0
                      12/31/2014              11.893              12.060 0
3.35%
                      12/31/2013              N/A              11.862 0
                      12/31/2014              11.862              12.022 0
3.40%
                      12/31/2013              N/A              11.837 0
                      12/31/2014              11.837              11.991 0
AZL MVP Fusion Growth Fund
1.65%
                      12/31/2007              N/A              12.728 982
                      12/31/2008              12.728              7.644 1126
                      12/31/2009              7.644              9.940 101
                      12/31/2010              9.940              11.039 158
                      12/31/2011              11.039              10.378 203
                      12/31/2012              10.378              11.563 343
                      12/31/2013              11.563              13.547 254
                      12/31/2014              13.547              13.906 205
1.70%
                      12/31/2007              N/A              12.711 2395
                      12/31/2008              12.711              7.630 3155
                      12/31/2009              7.630              9.917 634
                      12/31/2010              9.917              11.008 550
                      12/31/2011              11.008              10.343 649
                      12/31/2012              10.343              11.519 804
                      12/31/2013              11.519              13.488 878
                      12/31/2014              13.488              13.839 768

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

66

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
                      12/31/2009              N/A              9.894 0
                      12/31/2010              9.894              10.977 5
                      12/31/2011              10.977              10.309 8
                      12/31/2012              10.309              11.475 11
                      12/31/2013              11.475              13.430 23
                      12/31/2014              13.430              13.773 13
1.80%
                      12/31/2008              N/A              7.602 445
                      12/31/2009              7.602              9.871 799
                      12/31/2010              9.871              10.946 786
                      12/31/2011              10.946              10.275 710
                      12/31/2012              10.275              11.431 652
                      12/31/2013              11.431              13.372 571
                      12/31/2014              13.372              13.706 498
1.95%
                      12/31/2007              N/A              12.626 179
                      12/31/2008              12.626              7.560 499
                      12/31/2009              7.560              9.802 636
                      12/31/2010              9.802              10.853 559
                      12/31/2011              10.853              10.172 543
                      12/31/2012              10.172              11.300 527
                      12/31/2013              11.300              13.199 494
                      12/31/2014              13.199              13.508 426
2.05%
                      12/31/2008              N/A              7.533 100
                      12/31/2009              7.533              9.756 262
                      12/31/2010              9.756              10.792 307
                      12/31/2011              10.792              10.105 276
                      12/31/2012              10.105              11.214 261
                      12/31/2013              11.214              13.085 216
                      12/31/2014              13.085              13.379 189
2.10%
                      12/31/2007              N/A              12.575 0
                      12/31/2008              12.575              7.519 1194
                      12/31/2009              7.519              9.733 2044
                      12/31/2010              9.733              10.761 2117
                      12/31/2011              10.761              10.071 2011
                      12/31/2012              10.071              11.171 1900
                      12/31/2013              11.171              13.028 1780
                      12/31/2014              13.028              13.314 1561
2.15%
                      12/31/2008              N/A              7.505 4
                      12/31/2009              7.505              9.711 4
                      12/31/2010              9.711              10.731 4
                      12/31/2011              10.731              10.038 3
                      12/31/2012              10.038              11.128 3
                      12/31/2013              11.128              12.972 3
                      12/31/2014              12.972              13.250 4
2.20%
                      12/31/2007              N/A              12.542 0
                      12/31/2008              12.542              7.491 1884
                      12/31/2009              7.491              9.688 2706
                      12/31/2010              9.688              10.700 2801
                      12/31/2011              10.700              10.004 2588
                      12/31/2012              10.004              11.085 2438
                      12/31/2013              11.085              12.915 2152
                      12/31/2014              12.915              13.185 1929

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
                      12/31/2007              N/A              12.525 0
                      12/31/2008              12.525              7.477 525
                      12/31/2009              7.477              9.665 1286
                      12/31/2010              9.665              10.669 1278
                      12/31/2011              10.669              9.971 1282
                      12/31/2012              9.971              11.043 1304
                      12/31/2013              11.043              12.859 1204
                      12/31/2014              12.859              13.122 1003
2.30%
                      12/31/2009              N/A              9.642 0
                      12/31/2010              9.642              10.639 0
                      12/31/2011              10.639              9.937 0
                      12/31/2012              9.937              11.000 0
                      12/31/2013              11.000              12.804 0
                      12/31/2014              12.804              13.058 0
2.35%
                      12/31/2007              N/A              12.492 0
                      12/31/2008              12.492              7.450 2836
                      12/31/2009              7.450              9.620 4506
                      12/31/2010              9.620              10.609 4233
                      12/31/2011              10.609              9.904 3987
                      12/31/2012              9.904              10.958 3782
                      12/31/2013              10.958              12.748 3369
                      12/31/2014              12.748              12.995 3087
2.40%
                      12/31/2007              N/A              12.475 0
                      12/31/2008              12.475              7.436 832
                      12/31/2009              7.436              9.597 2403
                      12/31/2010              9.597              10.579 2329
                      12/31/2011              10.579              9.871 2178
                      12/31/2012              9.871              10.916 2133
                      12/31/2013              10.916              12.693 1936
                      12/31/2014              12.693              12.933 1816
2.45%
                      12/31/2007              N/A              12.458 0
                      12/31/2008              12.458              7.423 758
                      12/31/2009              7.423              9.575 909
                      12/31/2010              9.575              10.549 884
                      12/31/2011              10.549              9.838 829
                      12/31/2012              9.838              10.874 858
                      12/31/2013              10.874              12.638 792
                      12/31/2014              12.638              12.870 731
2.50%
                      12/31/2007              N/A              12.442 0
                      12/31/2008              12.442              7.409 1590
                      12/31/2009              7.409              9.553 2923
                      12/31/2010              9.553              10.519 2867
                      12/31/2011              10.519              9.806 2736
                      12/31/2012              9.806              10.833 2682
                      12/31/2013              10.833              12.583 2465
                      12/31/2014              12.583              12.808 2379

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

67

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
                      12/31/2007              N/A              12.425 0
                      12/31/2008              12.425              7.395 401
                      12/31/2009              7.395              9.530 1191
                      12/31/2010              9.530              10.489 1208
                      12/31/2011              10.489              9.773 1172
                      12/31/2012              9.773              10.791 1113
                      12/31/2013              10.791              12.529 1004
                      12/31/2014              12.529              12.746 710
2.60%
                      12/31/2007              N/A              12.408 0
                      12/31/2008              12.408              7.382 636
                      12/31/2009              7.382              9.508 1005
                      12/31/2010              9.508              10.459 786
                      12/31/2011              10.459              9.740 821
                      12/31/2012              9.740              10.750 779
                      12/31/2013              10.750              12.475 807
                      12/31/2014              12.475              12.685 952
2.65%
                      12/31/2007              N/A              12.392 0
                      12/31/2008              12.392              7.368 1197
                      12/31/2009              7.368              9.486 2018
                      12/31/2010              9.486              10.430 1849
                      12/31/2011              10.430              9.708 1854
                      12/31/2012              9.708              10.709 1814
                      12/31/2013              10.709              12.421 1684
                      12/31/2014              12.421              12.623 1554
2.70%
                      12/31/2007              N/A              12.375 0
                      12/31/2008              12.375              7.355 173
                      12/31/2009              7.355              9.464 388
                      12/31/2010              9.464              10.400 384
                      12/31/2011              10.400              9.676 383
                      12/31/2012              9.676              10.667 373
                      12/31/2013              10.667              12.367 360
                      12/31/2014              12.367              12.562 327
2.75%
                      12/31/2007              N/A              12.359 0
                      12/31/2008              12.359              7.341 138
                      12/31/2009              7.341              9.442 370
                      12/31/2010              9.442              10.371 247
                      12/31/2011              10.371              9.643 248
                      12/31/2012              9.643              10.627 214
                      12/31/2013              10.627              12.313 240
                      12/31/2014              12.313              12.502 332
2.80%
                      12/31/2007              N/A              12.342 0
                      12/31/2008              12.342              7.328 276
                      12/31/2009              7.328              9.420 493
                      12/31/2010              9.420              10.341 470
                      12/31/2011              10.341              9.611 383
                      12/31/2012              9.611              10.586 397
                      12/31/2013              10.586              12.260 503
                      12/31/2014              12.260              12.441 486

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
                      12/31/2007              N/A              12.326 0
                      12/31/2008              12.326              7.314 25
                      12/31/2009              7.314              9.398 232
                      12/31/2010              9.398              10.312 225
                      12/31/2011              10.312              9.579 212
                      12/31/2012              9.579              10.545 182
                      12/31/2013              10.545              12.207 156
                      12/31/2014              12.207              12.381 139
2.90%
                      12/31/2007              N/A              12.309 0
                      12/31/2008              12.309              7.301 92
                      12/31/2009              7.301              9.376 181
                      12/31/2010              9.376              10.283 163
                      12/31/2011              10.283              9.547 177
                      12/31/2012              9.547              10.505 161
                      12/31/2013              10.505              12.154 224
                      12/31/2014              12.154              12.322 248
2.95%
                      12/31/2007              N/A              12.293 0
                      12/31/2008              12.293              7.287 117
                      12/31/2009              7.287              9.354 192
                      12/31/2010              9.354              10.254 140
                      12/31/2011              10.254              9.515 135
                      12/31/2012              9.515              10.465 127
                      12/31/2013              10.465              12.101 130
                      12/31/2014              12.101              12.262 93
3.00%
                      12/31/2008              N/A              7.275 5
                      12/31/2009              7.275              9.333 11
                      12/31/2010              9.333              10.226 5
                      12/31/2011              10.226              9.485 5
                      12/31/2012              9.485              10.425 5
                      12/31/2013              10.425              12.050 7
                      12/31/2014              12.050              12.204 22
3.05%
                      12/31/2009              N/A              9.310 8
                      12/31/2010              9.310              10.196 0
                      12/31/2011              10.196              9.452 0
                      12/31/2012              9.452              10.385 0
                      12/31/2013              10.385              11.997 16
                      12/31/2014              11.997              12.144 204
3.10%
                      12/31/2009              N/A              9.289 1
                      12/31/2010              9.289              10.167 0
                      12/31/2011              10.167              9.421 0
                      12/31/2012              9.421              10.345 0
                      12/31/2013              10.345              11.945 0
                      12/31/2014              11.945              12.086 1
3.15%
                      12/31/2009              N/A              9.267 0
                      12/31/2010              9.267              10.138 0
                      12/31/2011              10.138              9.390 0
                      12/31/2012              9.390              10.305 0
                      12/31/2013              10.305              11.893 11
                      12/31/2014              11.893              12.027 21

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

68

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.20%
                      12/31/2013              N/A              12.324 6
                      12/31/2014              12.324              12.456 10
3.25%
                      12/31/2013              N/A              12.270 0
                      12/31/2014              12.270              12.396 0
3.30%
                      12/31/2013              N/A              11.740 0
                      12/31/2014              11.740              11.855 23
3.35%
                      12/31/2013              N/A              12.164 0
                      12/31/2014              12.164              12.276 9
3.40%
                      12/31/2013              N/A              12.111 0
                      12/31/2014              12.111              12.217 0
AZL MVP Fusion Moderate Fund
1.65%
                      12/31/2007              N/A              12.313 463
                      12/31/2008              12.313              8.144 680
                      12/31/2009              8.144              10.368 1908
                      12/31/2010              10.368              11.396 9904
                      12/31/2011              11.396              10.892 17048
                      12/31/2012              10.892              12.055 17984
                      12/31/2013              12.055              13.657 20030
                      12/31/2014              13.657              14.002 18177
1.70%
                      12/31/2007              N/A              12.297 627
                      12/31/2008              12.297              8.129 832
                      12/31/2009              8.129              10.344 2440
                      12/31/2010              10.344              11.364 11113
                      12/31/2011              11.364              10.855 16477
                      12/31/2012              10.855              12.009 17360
                      12/31/2013              12.009              13.597 20150
                      12/31/2014              13.597              13.935 18507
1.75%
                      12/31/2009              N/A              10.320 56
                      12/31/2010              10.320              11.331 267
                      12/31/2011              11.331              10.819 411
                      12/31/2012              10.819              11.963 453
                      12/31/2013              11.963              13.539 555
                      12/31/2014              13.539              13.867 428
1.80%
                      12/31/2008              N/A              8.100 191
                      12/31/2009              8.100              10.296 415
                      12/31/2010              10.296              11.300 431
                      12/31/2011              11.300              10.783 435
                      12/31/2012              10.783              11.917 367
                      12/31/2013              11.917              13.480 301
                      12/31/2014              13.480              13.801 266
1.95%
                      12/31/2007              N/A              12.215 61
                      12/31/2008              12.215              8.055 96
                      12/31/2009              8.055              10.223 1071
                      12/31/2010              10.223              11.203 3846
                      12/31/2011              11.203              10.676 5295
                      12/31/2012              10.676              11.780 5010
                      12/31/2013              11.780              13.306 4987
                      12/31/2014              13.306              13.601 4309

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
                      12/31/2008              N/A              8.026 23
                      12/31/2009              8.026              10.176 119
                      12/31/2010              10.176              11.140 217
                      12/31/2011              11.140              10.605 295
                      12/31/2012              10.605              11.691 279
                      12/31/2013              11.691              13.191 244
                      12/31/2014              13.191              13.471 221
2.10%
                      12/31/2007              N/A              12.166 0
                      12/31/2008              12.166              8.011 858
                      12/31/2009              8.011              10.152 1597
                      12/31/2010              10.152              11.108 1696
                      12/31/2011              11.108              10.569 1701
                      12/31/2012              10.569              11.645 1657
                      12/31/2013              11.645              13.133 1490
                      12/31/2014              13.133              13.405 1228
2.15%
                      12/31/2008              N/A              7.996 38
                      12/31/2009              7.996              10.129 48
                      12/31/2010              10.129              11.077 44
                      12/31/2011              11.077              10.535 36
                      12/31/2012              10.535              11.601 32
                      12/31/2013              11.601              13.077 30
                      12/31/2014              13.077              13.341 28
2.20%
                      12/31/2007              N/A              12.133 0
                      12/31/2008              12.133              7.981 1201
                      12/31/2009              7.981              10.105 2277
                      12/31/2010              10.105              11.046 2315
                      12/31/2011              11.046              10.499 2190
                      12/31/2012              10.499              11.556 2040
                      12/31/2013              11.556              13.020 1989
                      12/31/2014              13.020              13.276 1904
2.25%
                      12/31/2007              N/A              12.117 0
                      12/31/2008              12.117              7.966 392
                      12/31/2009              7.966              10.081 881
                      12/31/2010              10.081              11.014 1036
                      12/31/2011              11.014              10.464 1074
                      12/31/2012              10.464              11.512 1025
                      12/31/2013              11.512              12.963 866
                      12/31/2014              12.963              13.212 640
2.30%
                      12/31/2009              N/A              10.057 0
                      12/31/2010              10.057              10.983 0
                      12/31/2011              10.983              10.429 0
                      12/31/2012              10.429              11.468 0
                      12/31/2013              11.468              12.907 0
                      12/31/2014              12.907              13.148 0
2.35%
                      12/31/2007              N/A              12.085 0
                      12/31/2008              12.085              7.937 1340
                      12/31/2009              7.937              10.034 7863
                      12/31/2010              10.034              10.952 8130
                      12/31/2011              10.952              10.394 7841
                      12/31/2012              10.394              11.424 7307
                      12/31/2013              11.424              12.851 6936
                      12/31/2014              12.851              13.085 6340

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

69

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
                      12/31/2007              N/A              12.069 0
                      12/31/2008              12.069              7.923 497
                      12/31/2009              7.923              10.011 1006
                      12/31/2010              10.011              10.921 1056
                      12/31/2011              10.921              10.360 922
                      12/31/2012              10.360              11.380 881
                      12/31/2013              11.380              12.796 776
                      12/31/2014              12.796              13.022 755
2.45%
                      12/31/2007              N/A              12.053 0
                      12/31/2008              12.053              7.908 613
                      12/31/2009              7.908              9.987 852
                      12/31/2010              9.987              10.890 937
                      12/31/2011              10.890              10.325 884
                      12/31/2012              10.325              11.337 832
                      12/31/2013              11.337              12.740 675
                      12/31/2014              12.740              12.959 638
2.50%
                      12/31/2007              N/A              12.037 0
                      12/31/2008              12.037              7.894 925
                      12/31/2009              7.894              9.964 6838
                      12/31/2010              9.964              10.859 7256
                      12/31/2011              10.859              10.291 7175
                      12/31/2012              10.291              11.293 6978
                      12/31/2013              11.293              12.685 6826
                      12/31/2014              12.685              12.896 6118
2.55%
                      12/31/2007              N/A              12.020 0
                      12/31/2008              12.020              7.879 185
                      12/31/2009              7.879              9.941 533
                      12/31/2010              9.941              10.828 639
                      12/31/2011              10.828              10.257 577
                      12/31/2012              10.257              11.250 578
                      12/31/2013              11.250              12.630 558
                      12/31/2014              12.630              12.834 417
2.60%
                      12/31/2007              N/A              12.004 0
                      12/31/2008              12.004              7.865 473
                      12/31/2009              7.865              9.917 3823
                      12/31/2010              9.917              10.798 4090
                      12/31/2011              10.798              10.222 4062
                      12/31/2012              10.222              11.207 3997
                      12/31/2013              11.207              12.576 3757
                      12/31/2014              12.576              12.772 3754
2.65%
                      12/31/2007              N/A              11.988 0
                      12/31/2008              11.988              7.850 553
                      12/31/2009              7.850              9.894 3079
                      12/31/2010              9.894              10.767 3338
                      12/31/2011              10.767              10.188 3257
                      12/31/2012              10.188              11.164 3168
                      12/31/2013              11.164              12.521 3150
                      12/31/2014              12.521              12.710 2898

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
                      12/31/2007              N/A              11.972 0
                      12/31/2008              11.972              7.836 126
                      12/31/2009              7.836              9.871 403
                      12/31/2010              9.871              10.736 401
                      12/31/2011              10.736              10.154 365
                      12/31/2012              10.154              11.121 335
                      12/31/2013              11.121              12.467 338
                      12/31/2014              12.467              12.649 316
2.75%
                      12/31/2007              N/A              11.956 0
                      12/31/2008              11.956              7.821 209
                      12/31/2009              7.821              9.848 2547
                      12/31/2010              9.848              10.706 2769
                      12/31/2011              10.706              10.121 2567
                      12/31/2012              10.121              11.078 2428
                      12/31/2013              11.078              12.413 2453
                      12/31/2014              12.413              12.588 2640
2.80%
                      12/31/2007              N/A              11.940 0
                      12/31/2008              11.940              7.807 163
                      12/31/2009              7.807              9.825 1988
                      12/31/2010              9.825              10.676 2206
                      12/31/2011              10.676              10.087 2130
                      12/31/2012              10.087              11.036 2029
                      12/31/2013              11.036              12.359 1950
                      12/31/2014              12.359              12.527 1609
2.85%
                      12/31/2007              N/A              11.924 0
                      12/31/2008              11.924              7.793 31
                      12/31/2009              7.793              9.802 292
                      12/31/2010              9.802              10.645 308
                      12/31/2011              10.645              10.053 256
                      12/31/2012              10.053              10.994 246
                      12/31/2013              10.994              12.306 224
                      12/31/2014              12.306              12.467 267
2.90%
                      12/31/2007              N/A              11.908 0
                      12/31/2008              11.908              7.778 63
                      12/31/2009              7.778              9.779 1160
                      12/31/2010              9.779              10.615 1359
                      12/31/2011              10.615              10.020 1218
                      12/31/2012              10.020              10.951 1234
                      12/31/2013              10.951              12.252 1201
                      12/31/2014              12.252              12.406 1002
2.95%
                      12/31/2007              N/A              11.893 0
                      12/31/2008              11.893              7.764 78
                      12/31/2009              7.764              9.756 679
                      12/31/2010              9.756              10.585 814
                      12/31/2011              10.585              9.986 668
                      12/31/2012              9.986              10.909 625
                      12/31/2013              10.909              12.199 647
                      12/31/2014              12.199              12.346 458

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

70

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
                      12/31/2008              N/A              7.750 2
                      12/31/2009              7.750              9.734 61
                      12/31/2010              9.734              10.556 46
                      12/31/2011              10.556              9.954 21
                      12/31/2012              9.954              10.869 16
                      12/31/2013              10.869              12.147 19
                      12/31/2014              12.147              12.288 46
3.05%
                      12/31/2009              N/A              9.711 647
                      12/31/2010              9.711              10.526 676
                      12/31/2011              10.526              9.920 634
                      12/31/2012              9.920              10.826 610
                      12/31/2013              10.826              12.094 556
                      12/31/2014              12.094              12.228 594
3.10%
                      12/31/2009              N/A              9.688 343
                      12/31/2010              9.688              10.496 251
                      12/31/2011              10.496              9.887 253
                      12/31/2012              9.887              10.785 125
                      12/31/2013              10.785              12.042 144
                      12/31/2014              12.042              12.169 142
3.15%
                      12/31/2009              N/A              9.666 17
                      12/31/2010              9.666              10.466 37
                      12/31/2011              10.466              9.854 21
                      12/31/2012              9.854              10.744 24
                      12/31/2013              10.744              11.990 47
                      12/31/2014              11.990              12.110 110
3.20%
                      12/31/2013              N/A              12.296 0
                      12/31/2014              12.296              12.414 16
3.25%
                      12/31/2013              N/A              12.243 0
                      12/31/2014              12.243              12.354 0
3.30%
                      12/31/2013              N/A              11.835 0
                      12/31/2014              11.835              11.936 35
3.35%
                      12/31/2013              N/A              12.137 0
                      12/31/2014              12.137              12.235 0
3.40%
                      12/31/2013              N/A              12.085 0
                      12/31/2014              12.085              12.175 0
AZL MVP Growth Index Strategy Fund
1.65%
                      12/31/2012              N/A              10.921 3223
                      12/31/2013              10.921              12.981 3497
                      12/31/2014              12.981              13.596 3420
1.70%
                      12/31/2012              N/A              10.915 2960
                      12/31/2013              10.915              12.969 5306
                      12/31/2014              12.969              13.575 5249
1.75%
                      12/31/2012              N/A              10.910 126
                      12/31/2013              10.910              12.956 125
                      12/31/2014              12.956              13.555 124

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
                      12/31/2012              N/A              10.889 1120
                      12/31/2013              10.889              12.905 1108
                      12/31/2014              12.905              13.475 1224
2.05%
                      12/31/2012              N/A              10.878 4
                      12/31/2013              10.878              12.879 5
                      12/31/2014              12.879              13.435 17
AZL MVP Invesco Equity and Income Fund
1.65%
                      12/31/2012              N/A              10.715 944
                      12/31/2013              10.715              13.056 1268
                      12/31/2014              13.056              13.924 1393
1.70%
                      12/31/2012              N/A              10.710 1195
                      12/31/2013              10.710              13.044 2361
                      12/31/2014              13.044              13.903 2405
1.75%
                      12/31/2012              N/A              10.704 28
                      12/31/2013              10.704              13.031 54
                      12/31/2014              13.031              13.883 60
1.95%
                      12/31/2012              N/A              10.683 326
                      12/31/2013              10.683              12.979 429
                      12/31/2014              12.979              13.800 535
2.05%
                      12/31/2012              N/A              10.673 12
                      12/31/2013              10.673              12.954 13
                      12/31/2014              12.954              13.759 7
AZL MVP T. Rowe Price Capital Appreciation Fund
1.65%
                      12/31/2014              N/A              10.942 2971
1.70%
                      12/31/2014              N/A              10.937 1746
1.75%
                      12/31/2014              N/A              10.931 410
1.95%
                      12/31/2014              N/A              10.910 1466
2.05%
                      12/31/2014              N/A              10.899 84
AZL NFJ International Value Fund
1.65%
                      12/31/2014              N/A              15.557 6
1.70%
                      12/31/2014              N/A              15.513 3
1.75%
                      12/31/2014              N/A              15.469 0
1.95%
                      12/31/2014              N/A              15.295 4
2.05%
                      12/31/2014              N/A              15.208 0

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

71

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Oppenheimer Discovery Fund
1.65%
                      12/31/2007              N/A              12.687 10
                      12/31/2008              12.687              7.069 14
                      12/31/2009              7.069              9.137 13
                      12/31/2010              9.137              11.579 45
                      12/31/2011              11.579              10.775 77
                      12/31/2012              10.775              12.361 148
                      12/31/2013              12.361              17.693 166
                      12/31/2014              17.693              17.004 168
1.70%
                      12/31/2007              N/A              12.670 35
                      12/31/2008              12.670              7.056 44
                      12/31/2009              7.056              9.116 13
                      12/31/2010              9.116              11.546 45
                      12/31/2011              11.546              10.739 91
                      12/31/2012              10.739              12.313 269
                      12/31/2013              12.313              17.616 295
                      12/31/2014              17.616              16.922 210
1.75%
                      12/31/2009              N/A              9.094 0
                      12/31/2010              9.094              11.513 3
                      12/31/2011              11.513              10.704 21
                      12/31/2012              10.704              12.266 13
                      12/31/2013              12.266              17.540 12
                      12/31/2014              17.540              16.840 7
1.80%
                      12/31/2008              N/A              7.031 33
                      12/31/2009              7.031              9.073 114
                      12/31/2010              9.073              11.481 129
                      12/31/2011              11.481              10.668 116
                      12/31/2012              10.668              12.219 104
                      12/31/2013              12.219              17.464 131
                      12/31/2014              17.464              16.759 92
1.95%
                      12/31/2007              N/A              12.585 3
                      12/31/2008              12.585              6.992 11
                      12/31/2009              6.992              9.010 32
                      12/31/2010              9.010              11.383 56
                      12/31/2011              11.383              10.562 59
                      12/31/2012              10.562              12.079 112
                      12/31/2013              12.079              17.238 132
                      12/31/2014              17.238              16.517 130
2.05%
                      12/31/2008              N/A              6.966 10
                      12/31/2009              6.966              8.968 24
                      12/31/2010              8.968              11.319 55
                      12/31/2011              11.319              10.492 75
                      12/31/2012              10.492              11.987 61
                      12/31/2013              11.987              17.090 64
                      12/31/2014              17.090              16.358 35

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
                      12/31/2007              N/A              12.535 0
                      12/31/2008              12.535              6.953 27
                      12/31/2009              6.953              8.947 65
                      12/31/2010              8.947              11.286 86
                      12/31/2011              11.286              10.456 51
                      12/31/2012              10.456              11.941 71
                      12/31/2013              11.941              17.015 207
                      12/31/2014              17.015              16.279 182
2.15%
                      12/31/2008              N/A              6.941 0
                      12/31/2009              6.941              8.926 3
                      12/31/2010              8.926              11.255 2
                      12/31/2011              11.255              10.422 2
                      12/31/2012              10.422              11.895 2
                      12/31/2013              11.895              16.942 2
                      12/31/2014              16.942              16.201 1
2.20%
                      12/31/2007              N/A              12.502 0
                      12/31/2008              12.502              6.928 61
                      12/31/2009              6.928              8.905 102
                      12/31/2010              8.905              11.223 112
                      12/31/2011              11.223              10.387 121
                      12/31/2012              10.387              11.849 97
                      12/31/2013              11.849              16.868 273
                      12/31/2014              16.868              16.122 264
2.25%
                      12/31/2007              N/A              12.485 0
                      12/31/2008              12.485              6.915 13
                      12/31/2009              6.915              8.884 75
                      12/31/2010              8.884              11.191 92
                      12/31/2011              11.191              10.352 98
                      12/31/2012              10.352              11.804 96
                      12/31/2013              11.804              16.795 184
                      12/31/2014              16.795              16.044 190
2.30%
                      12/31/2009              N/A              8.863 4
                      12/31/2010              8.863              11.159 3
                      12/31/2011              11.159              10.318 2
                      12/31/2012              10.318              11.759 0
                      12/31/2013              11.759              16.722 0
                      12/31/2014              16.722              15.967 0
2.35%
                      12/31/2007              N/A              12.452 0
                      12/31/2008              12.452              6.890 76
                      12/31/2009              6.890              8.843 148
                      12/31/2010              8.843              11.127 198
                      12/31/2011              11.127              10.283 185
                      12/31/2012              10.283              11.714 159
                      12/31/2013              11.714              16.650 341
                      12/31/2014              16.650              15.890 314

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

72

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
                      12/31/2007              N/A              12.435 0
                      12/31/2008              12.435              6.877 32
                      12/31/2009              6.877              8.822 45
                      12/31/2010              8.822              11.096 58
                      12/31/2011              11.096              10.249 45
                      12/31/2012              10.249              11.669 45
                      12/31/2013              11.669              16.578 158
                      12/31/2014              16.578              15.813 146
2.45%
                      12/31/2007              N/A              12.418 0
                      12/31/2008              12.418              6.864 14
                      12/31/2009              6.864              8.801 18
                      12/31/2010              8.801              11.064 24
                      12/31/2011              11.064              10.215 24
                      12/31/2012              10.215              11.624 17
                      12/31/2013              11.624              16.506 64
                      12/31/2014              16.506              15.737 60
2.50%
                      12/31/2007              N/A              12.402 0
                      12/31/2008              12.402              6.852 36
                      12/31/2009              6.852              8.781 55
                      12/31/2010              8.781              11.033 68
                      12/31/2011              11.033              10.181 102
                      12/31/2012              10.181              11.579 76
                      12/31/2013              11.579              16.434 227
                      12/31/2014              16.434              15.661 188
2.55%
                      12/31/2007              N/A              12.385 0
                      12/31/2008              12.385              6.839 13
                      12/31/2009              6.839              8.760 57
                      12/31/2010              8.760              11.002 41
                      12/31/2011              11.002              10.147 42
                      12/31/2012              10.147              11.535 55
                      12/31/2013              11.535              16.363 162
                      12/31/2014              16.363              15.585 128
2.60%
                      12/31/2007              N/A              12.369 0
                      12/31/2008              12.369              6.827 23
                      12/31/2009              6.827              8.740 30
                      12/31/2010              8.740              10.971 46
                      12/31/2011              10.971              10.113 39
                      12/31/2012              10.113              11.491 25
                      12/31/2013              11.491              16.292 88
                      12/31/2014              16.292              15.510 90
2.65%
                      12/31/2007              N/A              12.352 0
                      12/31/2008              12.352              6.814 40
                      12/31/2009              6.814              8.719 48
                      12/31/2010              8.719              10.940 57
                      12/31/2011              10.940              10.080 58
                      12/31/2012              10.080              11.447 60
                      12/31/2013              11.447              16.222 263
                      12/31/2014              16.222              15.435 260

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
                      12/31/2007              N/A              12.336 0
                      12/31/2008              12.336              6.801 2
                      12/31/2009              6.801              8.699 4
                      12/31/2010              8.699              10.908 10
                      12/31/2011              10.908              10.046 19
                      12/31/2012              10.046              11.403 18
                      12/31/2013              11.403              16.151 56
                      12/31/2014              16.151              15.360 21
2.75%
                      12/31/2007              N/A              12.319 0
                      12/31/2008              12.319              6.789 13
                      12/31/2009              6.789              8.679 23
                      12/31/2010              8.679              10.878 21
                      12/31/2011              10.878              10.012 20
                      12/31/2012              10.012              11.359 15
                      12/31/2013              11.359              16.082 36
                      12/31/2014              16.082              15.286 69
2.80%
                      12/31/2007              N/A              12.303 0
                      12/31/2008              12.303              6.777 5
                      12/31/2009              6.777              8.658 16
                      12/31/2010              8.658              10.847 12
                      12/31/2011              10.847              9.979 15
                      12/31/2012              9.979              11.316 20
                      12/31/2013              11.316              16.012 57
                      12/31/2014              16.012              15.212 34
2.85%
                      12/31/2007              N/A              12.286 0
                      12/31/2008              12.286              6.764 4
                      12/31/2009              6.764              8.638 4
                      12/31/2010              8.638              10.816 5
                      12/31/2011              10.816              9.946 3
                      12/31/2012              9.946              11.272 3
                      12/31/2013              11.272              15.943 15
                      12/31/2014              15.943              15.139 29
2.90%
                      12/31/2007              N/A              12.270 0
                      12/31/2008              12.270              6.752 16
                      12/31/2009              6.752              8.618 24
                      12/31/2010              8.618              10.785 23
                      12/31/2011              10.785              9.913 24
                      12/31/2012              9.913              11.229 32
                      12/31/2013              11.229              15.873 52
                      12/31/2014              15.873              15.066 58
2.95%
                      12/31/2007              N/A              12.253 0
                      12/31/2008              12.253              6.739 4
                      12/31/2009              6.739              8.598 4
                      12/31/2010              8.598              10.755 19
                      12/31/2011              10.755              9.880 12
                      12/31/2012              9.880              11.186 21
                      12/31/2013              11.186              15.805 29
                      12/31/2014              15.805              14.993 16

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

73

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
                      12/31/2008              N/A              6.727 0
                      12/31/2009              6.727              8.579 2
                      12/31/2010              8.579              10.725 0
                      12/31/2011              10.725              9.848 0
                      12/31/2012              9.848              11.144 0
                      12/31/2013              11.144              15.738 2
                      12/31/2014              15.738              14.922 3
3.05%
                      12/31/2009              N/A              8.558 0
                      12/31/2010              8.558              10.694 0
                      12/31/2011              10.694              9.814 0
                      12/31/2012              9.814              11.101 0
                      12/31/2013              11.101              15.669 12
                      12/31/2014              15.669              14.849 38
3.10%
                      12/31/2009              N/A              8.538 0
                      12/31/2010              8.538              10.664 0
                      12/31/2011              10.664              9.782 0
                      12/31/2012              9.782              11.058 0
                      12/31/2013              11.058              15.601 0
                      12/31/2014              15.601              14.777 1
3.15%
                      12/31/2009              N/A              8.518 0
                      12/31/2010              8.518              10.634 0
                      12/31/2011              10.634              9.749 0
                      12/31/2012              9.749              11.016 0
                      12/31/2013              11.016              15.533 2
                      12/31/2014              15.533              14.706 3
3.20%
                      12/31/2013              N/A              16.054 0
                      12/31/2014              16.054              15.191 0
3.25%
                      12/31/2013              N/A              15.984 0
                      12/31/2014              15.984              15.117 0
3.30%
                      12/31/2013              N/A              15.333 0
                      12/31/2014              15.333              14.495 2
3.35%
                      12/31/2013              N/A              15.846 1
                      12/31/2014              15.846              14.972 0
3.40%
                      12/31/2013              N/A              15.777 0
                      12/31/2014              15.777              14.899 0
AZL Pyramis Total Bond Fund
1.65%
                      12/31/2012              N/A              10.007 2
                      12/31/2013              10.007              9.627 79
                      12/31/2014              9.627              9.978 318
1.70%
                      12/31/2012              N/A              10.006 29
                      12/31/2013              10.006              9.621 104
                      12/31/2014              9.621              9.967 572
1.75%
                      12/31/2012              N/A              10.004 6
                      12/31/2013              10.004              9.614 32
                      12/31/2014              9.614              9.955 112

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
                      12/31/2012              N/A              10.003 0
                      12/31/2013              10.003              9.608 2
                      12/31/2014              9.608              9.944 54
1.95%
                      12/31/2012              N/A              9.998 7
                      12/31/2013              9.998              9.589 6
                      12/31/2014              9.589              9.909 39
2.05%
                      12/31/2012              N/A              9.995 0
                      12/31/2013              9.995              9.577 0
                      12/31/2014              9.577              9.886 6
2.10%
                      12/31/2012              N/A              9.993 2
                      12/31/2013              9.993              9.570 6
                      12/31/2014              9.570              9.875 11
2.15%
                      12/31/2012              N/A              9.991 0
                      12/31/2013              9.991              9.564 0
                      12/31/2014              9.564              9.863 0
2.20%
                      12/31/2012              N/A              9.990 2
                      12/31/2013              9.990              9.558 0
                      12/31/2014              9.558              9.852 3
2.25%
                      12/31/2012              N/A              9.988 1
                      12/31/2013              9.988              9.551 1
                      12/31/2014              9.551              9.841 18
2.30%
                      12/31/2012              N/A              9.987 0
                      12/31/2013              9.987              9.545 0
                      12/31/2014              9.545              9.829 0
2.35%
                      12/31/2012              N/A              9.985 1
                      12/31/2013              9.985              9.539 3
                      12/31/2014              9.539              9.818 67
2.40%
                      12/31/2012              N/A              9.984 0
                      12/31/2013              9.984              9.532 3
                      12/31/2014              9.532              9.806 32
2.45%
                      12/31/2012              N/A              9.982 1
                      12/31/2013              9.982              9.526 0
                      12/31/2014              9.526              9.795 82
2.50%
                      12/31/2012              N/A              9.980 6
                      12/31/2013              9.980              9.520 21
                      12/31/2014              9.520              9.784 39
2.55%
                      12/31/2012              N/A              9.979 4
                      12/31/2013              9.979              9.514 3
                      12/31/2014              9.514              9.772 60
2.60%
                      12/31/2012              N/A              9.977 0
                      12/31/2013              9.977              9.507 4
                      12/31/2014              9.507              9.761 41

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

74

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
                      12/31/2012              N/A              9.976 0
                      12/31/2013              9.976              9.501 0
                      12/31/2014              9.501              9.750 17
2.70%
                      12/31/2012              N/A              9.974 0
                      12/31/2013              9.974              9.495 1
                      12/31/2014              9.495              9.738 32
2.75%
                      12/31/2012              N/A              9.972 0
                      12/31/2013              9.972              9.489 1
                      12/31/2014              9.489              9.727 6
2.80%
                      12/31/2012              N/A              9.971 0
                      12/31/2013              9.971              9.482 1
                      12/31/2014              9.482              9.716 22
2.85%
                      12/31/2012              N/A              9.969 0
                      12/31/2013              9.969              9.476 0
                      12/31/2014              9.476              9.705 1
2.90%
                      12/31/2012              N/A              9.968 0
                      12/31/2013              9.968              9.470 0
                      12/31/2014              9.470              9.693 2
2.95%
                      12/31/2012              N/A              9.966 0
                      12/31/2013              9.966              9.464 0
                      12/31/2014              9.464              9.682 2
3.00%
                      12/31/2012              N/A              9.965 0
                      12/31/2013              9.965              9.457 0
                      12/31/2014              9.457              9.671 1
3.05%
                      12/31/2012              N/A              9.963 0
                      12/31/2013              9.963              9.451 0
                      12/31/2014              9.451              9.660 6
3.10%
                      12/31/2012              N/A              9.961 0
                      12/31/2013              9.961              9.445 0
                      12/31/2014              9.445              9.649 0
3.15%
                      12/31/2012              N/A              9.960 0
                      12/31/2013              9.960              9.439 0
                      12/31/2014              9.439              9.637 0
3.20%
                      12/31/2013              N/A              9.431 0
                      12/31/2014              9.431              9.625 0
3.25%
                      12/31/2013              N/A              9.425 0
                      12/31/2014              9.425              9.613 0
3.30%
                      12/31/2013              N/A              9.430 0
                      12/31/2014              9.430              9.614 0
3.35%
                      12/31/2013              N/A              9.412 0
                      12/31/2014              9.412              9.591 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.40%
                      12/31/2013              N/A              9.406 0
                      12/31/2014              9.406              9.580 0
AZL Russell 1000 Growth Index Fund
1.65%
                      12/31/2014              N/A              17.570 1
1.70%
                      12/31/2014              N/A              17.529 8
1.75%
                      12/31/2014              N/A              17.488 0
1.95%
                      12/31/2014              N/A              17.325 10
2.05%
                      12/31/2014              N/A              17.244 0
AZLRussell1000ValueIndexFund
1.65%
                      12/31/2014              N/A              16.730 19
1.70%
                      12/31/2014              N/A              16.691 25
1.75%
                      12/31/2014              N/A              16.652 1
1.95%
                      12/31/2014              N/A              16.497 16
2.05%
                      12/31/2014              N/A              16.420 0
AZL S&P 500 Index Fund
1.65%
                      12/31/2007              N/A              9.865 72
                      12/31/2008              9.865              6.053 159
                      12/31/2009              6.053              7.464 280
                      12/31/2010              7.464              8.412 373
                      12/31/2011              8.412              8.403 799
                      12/31/2012              8.403              9.539 1125
                      12/31/2013              9.539              12.353 1315
                      12/31/2014              12.353              13.745 1255
1.70%
                      12/31/2007              N/A              9.862 171
                      12/31/2008              9.862              6.048 471
                      12/31/2009              6.048              7.454 595
                      12/31/2010              7.454              8.396 559
                      12/31/2011              8.396              8.383 884
                      12/31/2012              8.383              9.512 1173
                      12/31/2013              9.512              12.312 1465
                      12/31/2014              12.312              13.692 1418
1.75%
                      12/31/2009              N/A              7.444 14
                      12/31/2010              7.444              8.381 47
                      12/31/2011              8.381              8.364 37
                      12/31/2012              8.364              9.485 54
                      12/31/2013              9.485              12.271 64
                      12/31/2014              12.271              13.640 71

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

75

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
                      12/31/2008              N/A              6.038 431
                      12/31/2009              6.038              7.434 2386
                      12/31/2010              7.434              8.366 2034
                      12/31/2011              8.366              8.344 1828
                      12/31/2012              8.344              9.458 1695
                      12/31/2013              9.458              12.230 1657
                      12/31/2014              12.230              13.588 1571
1.95%
                      12/31/2007              N/A              9.846 41
                      12/31/2008              9.846              6.023 59
                      12/31/2009              6.023              7.404 1216
                      12/31/2010              7.404              8.320 1135
                      12/31/2011              8.320              8.286 1091
                      12/31/2012              8.286              9.378 1212
                      12/31/2013              9.378              12.108 1118
                      12/31/2014              12.108              13.432 980
2.05%
                      12/31/2008              N/A              6.013 79
                      12/31/2009              6.013              7.385 539
                      12/31/2010              7.385              8.289 540
                      12/31/2011              8.289              8.247 399
                      12/31/2012              8.247              9.325 393
                      12/31/2013              9.325              12.028 328
                      12/31/2014              12.028              13.329 285
2.10%
                      12/31/2007              N/A              9.836 0
                      12/31/2008              9.836              6.008 328
                      12/31/2009              6.008              7.375 2122
                      12/31/2010              7.375              8.274 2162
                      12/31/2011              8.274              8.228 2123
                      12/31/2012              8.228              9.298 2332
                      12/31/2013              9.298              11.987 1913
                      12/31/2014              11.987              13.278 1848
2.15%
                      12/31/2008              N/A              6.003 20
                      12/31/2009              6.003              7.365 78
                      12/31/2010              7.365              8.259 42
                      12/31/2011              8.259              8.209 18
                      12/31/2012              8.209              9.272 16
                      12/31/2013              9.272              11.947 5
                      12/31/2014              11.947              13.227 4
2.20%
                      12/31/2007              N/A              9.829 0
                      12/31/2008              9.829              5.998 299
                      12/31/2009              5.998              7.355 1962
                      12/31/2010              7.355              8.244 1873
                      12/31/2011              8.244              8.190 1708
                      12/31/2012              8.190              9.246 1766
                      12/31/2013              9.246              11.908 1604
                      12/31/2014              11.908              13.177 1422

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
                      12/31/2007              N/A              9.826 0
                      12/31/2008              9.826              5.993 145
                      12/31/2009              5.993              7.345 1347
                      12/31/2010              7.345              8.228 1158
                      12/31/2011              8.228              8.171 1005
                      12/31/2012              8.171              9.219 924
                      12/31/2013              9.219              11.868 761
                      12/31/2014              11.868              13.126 696
2.30%
                      12/31/2009              N/A              7.335 8
                      12/31/2010              7.335              8.213 8
                      12/31/2011              8.213              8.152 4
                      12/31/2012              8.152              9.193 0
                      12/31/2013              9.193              11.828 0
                      12/31/2014              11.828              13.076 0
2.35%
                      12/31/2007              N/A              9.819 0
                      12/31/2008              9.819              5.983 909
                      12/31/2009              5.983              7.326 1879
                      12/31/2010              7.326              8.198 1786
                      12/31/2011              8.198              8.133 1685
                      12/31/2012              8.133              9.167 1796
                      12/31/2013              9.167              11.789 1583
                      12/31/2014              11.789              13.026 1418
2.40%
                      12/31/2007              N/A              9.816 0
                      12/31/2008              9.816              5.978 138
                      12/31/2009              5.978              7.316 1235
                      12/31/2010              7.316              8.183 1092
                      12/31/2011              8.183              8.114 1057
                      12/31/2012              8.114              9.141 1008
                      12/31/2013              9.141              11.750 824
                      12/31/2014              11.750              12.976 978
2.45%
                      12/31/2007              N/A              9.813 0
                      12/31/2008              9.813              5.973 112
                      12/31/2009              5.973              7.306 573
                      12/31/2010              7.306              8.168 528
                      12/31/2011              8.168              8.095 498
                      12/31/2012              8.095              9.115 470
                      12/31/2013              9.115              11.711 376
                      12/31/2014              11.711              12.926 335
2.50%
                      12/31/2007              N/A              9.809 0
                      12/31/2008              9.809              5.968 342
                      12/31/2009              5.968              7.296 1701
                      12/31/2010              7.296              8.153 1554
                      12/31/2011              8.153              8.076 1434
                      12/31/2012              8.076              9.090 1402
                      12/31/2013              9.090              11.671 1221
                      12/31/2014              11.671              12.877 1054

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

76

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
                      12/31/2007              N/A              9.806 0
                      12/31/2008              9.806              5.963 53
                      12/31/2009              5.963              7.286 582
                      12/31/2010              7.286              8.138 786
                      12/31/2011              8.138              8.057 731
                      12/31/2012              8.057              9.064 694
                      12/31/2013              9.064              11.633 594
                      12/31/2014              11.633              12.827 513
2.60%
                      12/31/2007              N/A              9.803 0
                      12/31/2008              9.803              5.958 101
                      12/31/2009              5.958              7.277 654
                      12/31/2010              7.277              8.123 584
                      12/31/2011              8.123              8.038 512
                      12/31/2012              8.038              9.038 574
                      12/31/2013              9.038              11.594 536
                      12/31/2014              11.594              12.778 595
2.65%
                      12/31/2007              N/A              9.799 0
                      12/31/2008              9.799              5.953 314
                      12/31/2009              5.953              7.267 1287
                      12/31/2010              7.267              8.108 896
                      12/31/2011              8.108              8.019 818
                      12/31/2012              8.019              9.012 743
                      12/31/2013              9.012              11.555 681
                      12/31/2014              11.555              12.729 609
2.70%
                      12/31/2007              N/A              9.796 0
                      12/31/2008              9.796              5.948 82
                      12/31/2009              5.948              7.257 322
                      12/31/2010              7.257              8.093 283
                      12/31/2011              8.093              8.001 212
                      12/31/2012              8.001              8.987 166
                      12/31/2013              8.987              11.517 151
                      12/31/2014              11.517              12.681 122
2.75%
                      12/31/2007              N/A              9.793 0
                      12/31/2008              9.793              5.943 20
                      12/31/2009              5.943              7.248 267
                      12/31/2010              7.248              8.079 192
                      12/31/2011              8.079              7.982 209
                      12/31/2012              7.982              8.961 142
                      12/31/2013              8.961              11.478 234
                      12/31/2014              11.478              12.632 230
2.80%
                      12/31/2007              N/A              9.790 0
                      12/31/2008              9.790              5.938 32
                      12/31/2009              5.938              7.238 222
                      12/31/2010              7.238              8.064 173
                      12/31/2011              8.064              7.963 145
                      12/31/2012              7.963              8.936 172
                      12/31/2013              8.936              11.440 136
                      12/31/2014              11.440              12.584 122

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
                      12/31/2007              N/A              9.786 0
                      12/31/2008              9.786              5.933 5
                      12/31/2009              5.933              7.228 153
                      12/31/2010              7.228              8.049 150
                      12/31/2011              8.049              7.945 138
                      12/31/2012              7.945              8.911 128
                      12/31/2013              8.911              11.402 115
                      12/31/2014              11.402              12.535 80
2.90%
                      12/31/2007              N/A              9.783 0
                      12/31/2008              9.783              5.928 17
                      12/31/2009              5.928              7.219 259
                      12/31/2010              7.219              8.034 179
                      12/31/2011              8.034              7.926 174
                      12/31/2012              7.926              8.885 181
                      12/31/2013              8.885              11.364 203
                      12/31/2014              11.364              12.487 207
2.95%
                      12/31/2007              N/A              9.780 0
                      12/31/2008              9.780              5.923 21
                      12/31/2009              5.923              7.209 191
                      12/31/2010              7.209              8.019 65
                      12/31/2011              8.019              7.908 56
                      12/31/2012              7.908              8.860 73
                      12/31/2013              8.860              11.326 67
                      12/31/2014              11.326              12.439 58
3.00%
                      12/31/2008              N/A              5.918 1
                      12/31/2009              5.918              7.199 7
                      12/31/2010              7.199              8.005 1
                      12/31/2011              8.005              7.889 1
                      12/31/2012              7.889              8.835 18
                      12/31/2013              8.835              11.288 36
                      12/31/2014              11.288              12.392 39
3.05%
                      12/31/2009              N/A              7.190 9
                      12/31/2010              7.190              7.990 0
                      12/31/2011              7.990              7.871 0
                      12/31/2012              7.871              8.810 0
                      12/31/2013              8.810              11.251 23
                      12/31/2014              11.251              12.344 53
3.10%
                      12/31/2009              N/A              7.180 125
                      12/31/2010              7.180              7.975 0
                      12/31/2011              7.975              7.853 0
                      12/31/2012              7.853              8.785 0
                      12/31/2013              8.785              11.213 0
                      12/31/2014              11.213              12.297 8
3.15%
                      12/31/2009              N/A              7.170 0
                      12/31/2010              7.170              7.961 0
                      12/31/2011              7.961              7.834 0
                      12/31/2012              7.834              8.760 0
                      12/31/2013              8.760              11.176 21
                      12/31/2014              11.176              12.250 37

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

77

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.20%
                      12/31/2013              N/A              11.853 0
                      12/31/2014              11.853              12.985 10
3.25%
                      12/31/2013              N/A              11.813 0
                      12/31/2014              11.813              12.935 0
3.30%
                      12/31/2013              N/A              11.064 1
                      12/31/2014              11.064              12.110 57
3.35%
                      12/31/2013              N/A              11.734 0
                      12/31/2014              11.734              12.836 14
3.40%
                      12/31/2013              N/A              11.695 0
                      12/31/2014              11.695              12.787 0
AZL Schroder Emerging Markets Equity Fund
1.65%
                      12/31/2007              N/A              13.399 121
                      12/31/2008              13.399              6.341 205
                      12/31/2009              6.341              10.714 84
                      12/31/2010              10.714              11.846 300
                      12/31/2011              11.846              9.640 517
                      12/31/2012              9.640              11.476 495
                      12/31/2013              11.476              11.052 357
                      12/31/2014              11.052              10.303 251
1.70%
                      12/31/2007              N/A              13.388 363
                      12/31/2008              13.388              6.333 521
                      12/31/2009              6.333              10.695 212
                      12/31/2010              10.695              11.818 254
                      12/31/2011              11.818              9.612 401
                      12/31/2012              9.612              11.438 385
                      12/31/2013              11.438              11.009 312
                      12/31/2014              11.009              10.259 266
1.75%
                      12/31/2009              N/A              10.675 1
                      12/31/2010              10.675              11.791 20
                      12/31/2011              11.791              9.585 54
                      12/31/2012              9.585              11.400 47
                      12/31/2013              11.400              10.967 23
                      12/31/2014              10.967              10.214 21
1.80%
                      12/31/2008              N/A              6.316 137
                      12/31/2009              6.316              10.656 294
                      12/31/2010              10.656              11.763 325
                      12/31/2011              11.763              9.558 316
                      12/31/2012              9.558              11.362 251
                      12/31/2013              11.362              10.925 208
                      12/31/2014              10.925              10.170 137
1.95%
                      12/31/2007              N/A              13.332 70
                      12/31/2008              13.332              6.290 75
                      12/31/2009              6.290              10.597 123
                      12/31/2010              10.597              11.681 209
                      12/31/2011              11.681              9.477 251
                      12/31/2012              9.477              11.249 243
                      12/31/2013              11.249              10.800 191
                      12/31/2014              10.800              10.039 170

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
                      12/31/2008              N/A              6.274 56
                      12/31/2009              6.274              10.558 124
                      12/31/2010              10.558              11.627 164
                      12/31/2011              11.627              9.424 184
                      12/31/2012              9.424              11.174 186
                      12/31/2013              11.174              10.717 144
                      12/31/2014              10.717              9.952 72
2.10%
                      12/31/2007              N/A              13.298 0
                      12/31/2008              13.298              6.265 249
                      12/31/2009              6.265              10.538 561
                      12/31/2010              10.538              11.599 605
                      12/31/2011              11.599              9.397 613
                      12/31/2012              9.397              11.136 571
                      12/31/2013              11.136              10.676 599
                      12/31/2014              10.676              9.909 513
2.15%
                      12/31/2008              N/A              6.257 3
                      12/31/2009              6.257              10.519 18
                      12/31/2010              10.519              11.573 19
                      12/31/2011              11.573              9.370 16
                      12/31/2012              9.370              11.100 15
                      12/31/2013              11.100              10.635 14
                      12/31/2014              10.635              9.866 9
2.20%
                      12/31/2007              N/A              13.276 0
                      12/31/2008              13.276              6.248 297
                      12/31/2009              6.248              10.500 448
                      12/31/2010              10.500              11.545 596
                      12/31/2011              11.545              9.343 609
                      12/31/2012              9.343              11.062 542
                      12/31/2013              11.062              10.594 516
                      12/31/2014              10.594              9.823 480
2.25%
                      12/31/2007              N/A              13.265 0
                      12/31/2008              13.265              6.240 140
                      12/31/2009              6.240              10.480 306
                      12/31/2010              10.480              11.518 389
                      12/31/2011              11.518              9.317 405
                      12/31/2012              9.317              11.025 346
                      12/31/2013              11.025              10.554 330
                      12/31/2014              10.554              9.780 331
2.30%
                      12/31/2009              N/A              10.461 6
                      12/31/2010              10.461              11.491 9
                      12/31/2011              11.491              9.290 8
                      12/31/2012              9.290              10.988 8
                      12/31/2013              10.988              10.513 6
                      12/31/2014              10.513              9.738 7
2.35%
                      12/31/2007              N/A              13.243 0
                      12/31/2008              13.243              6.223 358
                      12/31/2009              6.223              10.442 661
                      12/31/2010              10.442              11.464 757
                      12/31/2011              11.464              9.264 739
                      12/31/2012              9.264              10.952 668
                      12/31/2013              10.952              10.473 585
                      12/31/2014              10.473              9.696 544

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

78

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
                      12/31/2007              N/A              13.232 0
                      12/31/2008              13.232              6.215 218
                      12/31/2009              6.215              10.423 654
                      12/31/2010              10.423              11.437 569
                      12/31/2011              11.437              9.238 419
                      12/31/2012              9.238              10.915 369
                      12/31/2013              10.915              10.433 340
                      12/31/2014              10.433              9.654 353
2.45%
                      12/31/2007              N/A              13.221 0
                      12/31/2008              13.221              6.207 118
                      12/31/2009              6.207              10.404 137
                      12/31/2010              10.404              11.411 163
                      12/31/2011              11.411              9.212 166
                      12/31/2012              9.212              10.879 149
                      12/31/2013              10.879              10.393 112
                      12/31/2014              10.393              9.612 94
2.50%
                      12/31/2007              N/A              13.209 0
                      12/31/2008              13.209              6.198 285
                      12/31/2009              6.198              10.384 456
                      12/31/2010              10.384              11.384 471
                      12/31/2011              11.384              9.186 531
                      12/31/2012              9.186              10.843 477
                      12/31/2013              10.843              10.353 439
                      12/31/2014              10.353              9.570 407
2.55%
                      12/31/2007              N/A              13.198 0
                      12/31/2008              13.198              6.190 97
                      12/31/2009              6.190              10.365 226
                      12/31/2010              10.365              11.357 232
                      12/31/2011              11.357              9.160 244
                      12/31/2012              9.160              10.806 218
                      12/31/2013              10.806              10.313 205
                      12/31/2014              10.313              9.529 183
2.60%
                      12/31/2007              N/A              13.187 0
                      12/31/2008              13.187              6.182 110
                      12/31/2009              6.182              10.346 177
                      12/31/2010              10.346              11.331 210
                      12/31/2011              11.331              9.134 230
                      12/31/2012              9.134              10.770 190
                      12/31/2013              10.770              10.274 151
                      12/31/2014              10.274              9.488 189
2.65%
                      12/31/2007              N/A              13.176 0
                      12/31/2008              13.176              6.173 140
                      12/31/2009              6.173              10.327 267
                      12/31/2010              10.327              11.304 254
                      12/31/2011              11.304              9.108 245
                      12/31/2012              9.108              10.734 224
                      12/31/2013              10.734              10.234 220
                      12/31/2014              10.234              9.447 220

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
                      12/31/2007              N/A              13.165 0
                      12/31/2008              13.165              6.165 42
                      12/31/2009              6.165              10.308 120
                      12/31/2010              10.308              11.278 114
                      12/31/2011              11.278              9.082 86
                      12/31/2012              9.082              10.699 81
                      12/31/2013              10.699              10.195 75
                      12/31/2014              10.195              9.406 57
2.75%
                      12/31/2007              N/A              13.154 0
                      12/31/2008              13.154              6.157 43
                      12/31/2009              6.157              10.289 84
                      12/31/2010              10.289              11.252 64
                      12/31/2011              11.252              9.056 73
                      12/31/2012              9.056              10.663 63
                      12/31/2013              10.663              10.156 76
                      12/31/2014              10.156              9.365 84
2.80%
                      12/31/2007              N/A              13.143 0
                      12/31/2008              13.143              6.149 49
                      12/31/2009              6.149              10.270 135
                      12/31/2010              10.270              11.225 144
                      12/31/2011              11.225              9.030 138
                      12/31/2012              9.030              10.627 127
                      12/31/2013              10.627              10.117 86
                      12/31/2014              10.117              9.324 66
2.85%
                      12/31/2007              N/A              13.132 0
                      12/31/2008              13.132              6.140 16
                      12/31/2009              6.140              10.251 71
                      12/31/2010              10.251              11.199 63
                      12/31/2011              11.199              9.005 67
                      12/31/2012              9.005              10.592 60
                      12/31/2013              10.592              10.078 54
                      12/31/2014              10.078              9.284 56
2.90%
                      12/31/2007              N/A              13.121 0
                      12/31/2008              13.121              6.132 42
                      12/31/2009              6.132              10.233 67
                      12/31/2010              10.233              11.173 62
                      12/31/2011              11.173              8.979 59
                      12/31/2012              8.979              10.557 58
                      12/31/2013              10.557              10.040 54
                      12/31/2014              10.040              9.244 72
2.95%
                      12/31/2007              N/A              13.110 0
                      12/31/2008              13.110              6.124 22
                      12/31/2009              6.124              10.214 111
                      12/31/2010              10.214              11.147 49
                      12/31/2011              11.147              8.954 34
                      12/31/2012              8.954              10.521 34
                      12/31/2013              10.521              10.001 35
                      12/31/2014              10.001              9.204 39

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

79

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
                      12/31/2008              N/A              6.116 4
                      12/31/2009              6.116              10.196 4
                      12/31/2010              10.196              11.122 7
                      12/31/2011              11.122              8.929 0
                      12/31/2012              8.929              10.487 2
                      12/31/2013              10.487              9.964 5
                      12/31/2014              9.964              9.165 15
3.05%
                      12/31/2009              N/A              10.177 7
                      12/31/2010              10.177              11.095 0
                      12/31/2011              11.095              8.903 0
                      12/31/2012              8.903              10.452 0
                      12/31/2013              10.452              9.925 11
                      12/31/2014              9.925              9.124 30
3.10%
                      12/31/2009              N/A              10.158 4
                      12/31/2010              10.158              11.069 3
                      12/31/2011              11.069              8.878 0
                      12/31/2012              8.878              10.417 0
                      12/31/2013              10.417              9.887 0
                      12/31/2014              9.887              9.085 0
3.15%
                      12/31/2009              N/A              10.139 2
                      12/31/2010              10.139              11.043 0
                      12/31/2011              11.043              8.853 0
                      12/31/2012              8.853              10.382 0
                      12/31/2013              10.382              9.849 3
                      12/31/2014              9.849              9.046 11
3.20%
                      12/31/2013              N/A              10.660 1
                      12/31/2014              10.660              9.785 2
3.25%
                      12/31/2013              N/A              10.619 1
                      12/31/2014              10.619              9.743 1
3.30%
                      12/31/2013              N/A              9.737 0
                      12/31/2014              9.737              8.929 5
3.35%
                      12/31/2013              N/A              10.538 0
                      12/31/2014              10.538              9.659 0
3.40%
                      12/31/2013              N/A              10.497 0
                      12/31/2014              10.497              9.617 0
AZL Small Cap Stock Index Fund
1.65%
                      12/31/2007              N/A              9.314 60
                      12/31/2008              9.314              6.326 76
                      12/31/2009              6.326              7.768 30
                      12/31/2010              7.768              9.589 71
                      12/31/2011              9.589              9.460 239
                      12/31/2012              9.460              10.776 533
                      12/31/2013              10.776              14.905 397
                      12/31/2014              14.905              15.428 305

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
                      12/31/2007              N/A              9.310 101
                      12/31/2008              9.310              6.321 128
                      12/31/2009              6.321              7.758 74
                      12/31/2010              7.758              9.571 147
                      12/31/2011              9.571              9.438 273
                      12/31/2012              9.438              10.746 353
                      12/31/2013              10.746              14.855 294
                      12/31/2014              14.855              15.369 274
1.75%
                      12/31/2009              N/A              7.748 0
                      12/31/2010              7.748              9.554 16
                      12/31/2011              9.554              9.416 28
                      12/31/2012              9.416              10.715 29
                      12/31/2013              10.715              14.806 15
                      12/31/2014              14.806              15.310 26
1.80%
                      12/31/2008              N/A              6.310 155
                      12/31/2009              6.310              7.737 314
                      12/31/2010              7.737              9.536 310
                      12/31/2011              9.536              9.394 282
                      12/31/2012              9.394              10.685 248
                      12/31/2013              10.685              14.756 232
                      12/31/2014              14.756              15.252 152
1.95%
                      12/31/2007              N/A              9.295 11
                      12/31/2008              9.295              6.294 13
                      12/31/2009              6.294              7.706 121
                      12/31/2010              7.706              9.484 149
                      12/31/2011              9.484              9.329 181
                      12/31/2012              9.329              10.594 204
                      12/31/2013              10.594              14.609 177
                      12/31/2014              14.609              15.077 175
2.05%
                      12/31/2008              N/A              6.284 33
                      12/31/2009              6.284              7.686 101
                      12/31/2010              7.686              9.449 105
                      12/31/2011              9.449              9.285 112
                      12/31/2012              9.285              10.534 121
                      12/31/2013              10.534              14.512 105
                      12/31/2014              14.512              14.962 75
2.10%
                      12/31/2007              N/A              9.285 0
                      12/31/2008              9.285              6.279 129
                      12/31/2009              6.279              7.676 470
                      12/31/2010              7.676              9.432 491
                      12/31/2011              9.432              9.263 484
                      12/31/2012              9.263              10.504 495
                      12/31/2013              10.504              14.464 451
                      12/31/2014              14.464              14.904 294
2.15%
                      12/31/2008              N/A              6.273 3
                      12/31/2009              6.273              7.665 16
                      12/31/2010              7.665              9.415 12
                      12/31/2011              9.415              9.242 12
                      12/31/2012              9.242              10.474 9
                      12/31/2013              10.474              14.416 9
                      12/31/2014              14.416              14.847 4

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

80

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
                      12/31/2007              N/A              9.279 0
                      12/31/2008              9.279              6.268 139
                      12/31/2009              6.268              7.655 272
                      12/31/2010              7.655              9.397 287
                      12/31/2011              9.397              9.220 256
                      12/31/2012              9.220              10.445 275
                      12/31/2013              10.445              14.367 295
                      12/31/2014              14.367              14.790 316
2.25%
                      12/31/2007              N/A              9.276 0
                      12/31/2008              9.276              6.263 87
                      12/31/2009              6.263              7.645 187
                      12/31/2010              7.645              9.380 184
                      12/31/2011              9.380              9.199 191
                      12/31/2012              9.199              10.415 181
                      12/31/2013              10.415              14.320 195
                      12/31/2014              14.320              14.734 178
2.30%
                      12/31/2009              N/A              7.635 3
                      12/31/2010              7.635              9.363 0
                      12/31/2011              9.363              9.177 0
                      12/31/2012              9.177              10.386 0
                      12/31/2013              10.386              14.272 0
                      12/31/2014              14.272              14.677 0
2.35%
                      12/31/2007              N/A              9.270 0
                      12/31/2008              9.270              6.252 187
                      12/31/2009              6.252              7.624 318
                      12/31/2010              7.624              9.346 286
                      12/31/2011              9.346              9.156 266
                      12/31/2012              9.156              10.356 270
                      12/31/2013              10.356              14.224 360
                      12/31/2014              14.224              14.621 342
2.40%
                      12/31/2007              N/A              9.267 0
                      12/31/2008              9.267              6.247 84
                      12/31/2009              6.247              7.614 239
                      12/31/2010              7.614              9.328 216
                      12/31/2011              9.328              9.134 224
                      12/31/2012              9.134              10.327 202
                      12/31/2013              10.327              14.177 225
                      12/31/2014              14.177              14.565 152
2.45%
                      12/31/2007              N/A              9.264 0
                      12/31/2008              9.264              6.242 57
                      12/31/2009              6.242              7.604 103
                      12/31/2010              7.604              9.311 107
                      12/31/2011              9.311              9.113 91
                      12/31/2012              9.113              10.298 79
                      12/31/2013              10.298              14.130 76
                      12/31/2014              14.130              14.509 52

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
                      12/31/2007              N/A              9.261 0
                      12/31/2008              9.261              6.237 98
                      12/31/2009              6.237              7.594 205
                      12/31/2010              7.594              9.294 191
                      12/31/2011              9.294              9.092 181
                      12/31/2012              9.092              10.268 188
                      12/31/2013              10.268              14.083 237
                      12/31/2014              14.083              14.454 218
2.55%
                      12/31/2007              N/A              9.257 0
                      12/31/2008              9.257              6.232 22
                      12/31/2009              6.232              7.584 87
                      12/31/2010              7.584              9.277 88
                      12/31/2011              9.277              9.071 84
                      12/31/2012              9.071              10.239 85
                      12/31/2013              10.239              14.036 92
                      12/31/2014              14.036              14.398 75
2.60%
                      12/31/2007              N/A              9.254 0
                      12/31/2008              9.254              6.226 75
                      12/31/2009              6.226              7.574 132
                      12/31/2010              7.574              9.260 147
                      12/31/2011              9.260              9.050 140
                      12/31/2012              9.050              10.210 130
                      12/31/2013              10.210              13.989 131
                      12/31/2014              13.989              14.343 150
2.65%
                      12/31/2007              N/A              9.251 0
                      12/31/2008              9.251              6.221 58
                      12/31/2009              6.221              7.563 143
                      12/31/2010              7.563              9.243 119
                      12/31/2011              9.243              9.028 111
                      12/31/2012              9.028              10.181 104
                      12/31/2013              10.181              13.942 134
                      12/31/2014              13.942              14.288 138
2.70%
                      12/31/2007              N/A              9.248 0
                      12/31/2008              9.248              6.216 15
                      12/31/2009              6.216              7.553 67
                      12/31/2010              7.553              9.226 42
                      12/31/2011              9.226              9.007 37
                      12/31/2012              9.007              10.152 25
                      12/31/2013              10.152              13.896 45
                      12/31/2014              13.896              14.233 24
2.75%
                      12/31/2007              N/A              9.245 0
                      12/31/2008              9.245              6.211 23
                      12/31/2009              6.211              7.543 53
                      12/31/2010              7.543              9.209 26
                      12/31/2011              9.209              8.986 28
                      12/31/2012              8.986              10.124 20
                      12/31/2013              10.124              13.849 58
                      12/31/2014              13.849              14.179 63

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

81

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
                      12/31/2007              N/A              9.242 0
                      12/31/2008              9.242              6.206 7
                      12/31/2009              6.206              7.533 52
                      12/31/2010              7.533              9.192 60
                      12/31/2011              9.192              8.965 53
                      12/31/2012              8.965              10.095 59
                      12/31/2013              10.095              13.803 72
                      12/31/2014              13.803              14.125 33
2.85%
                      12/31/2007              N/A              9.239 0
                      12/31/2008              9.239              6.200 1
                      12/31/2009              6.200              7.523 7
                      12/31/2010              7.523              9.175 4
                      12/31/2011              9.175              8.944 4
                      12/31/2012              8.944              10.066 4
                      12/31/2013              10.066              13.757 30
                      12/31/2014              13.757              14.070 20
2.90%
                      12/31/2007              N/A              9.236 0
                      12/31/2008              9.236              6.195 12
                      12/31/2009              6.195              7.513 35
                      12/31/2010              7.513              9.159 24
                      12/31/2011              9.159              8.924 25
                      12/31/2012              8.924              10.038 25
                      12/31/2013              10.038              13.711 44
                      12/31/2014              13.711              14.017 47
2.95%
                      12/31/2007              N/A              9.233 0
                      12/31/2008              9.233              6.190 3
                      12/31/2009              6.190              7.503 89
                      12/31/2010              7.503              9.142 5
                      12/31/2011              9.142              8.903 5
                      12/31/2012              8.903              10.009 5
                      12/31/2013              10.009              13.666 10
                      12/31/2014              13.666              13.963 16
3.00%
                      12/31/2008              N/A              6.185 1
                      12/31/2009              6.185              7.493 1
                      12/31/2010              7.493              9.125 0
                      12/31/2011              9.125              8.882 0
                      12/31/2012              8.882              9.981 2
                      12/31/2013              9.981              13.620 9
                      12/31/2014              13.620              13.909 15
3.05%
                      12/31/2009              N/A              7.483 3
                      12/31/2010              7.483              9.108 0
                      12/31/2011              9.108              8.861 0
                      12/31/2012              8.861              9.953 0
                      12/31/2013              9.953              13.575 2
                      12/31/2014              13.575              13.856 25
3.10%
                      12/31/2009              N/A              7.473 1
                      12/31/2010              7.473              9.092 0
                      12/31/2011              9.092              8.841 0
                      12/31/2012              8.841              9.925 0
                      12/31/2013              9.925              13.529 0
                      12/31/2014              13.529              13.803 1

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
                      12/31/2009              N/A              7.463 0
                      12/31/2010              7.463              9.075 0
                      12/31/2011              9.075              8.820 0
                      12/31/2012              8.820              9.896 0
                      12/31/2013              9.896              13.484 0
                      12/31/2014              13.484              13.750 14
3.20%
                      12/31/2013              N/A              14.195 0
                      12/31/2014              14.195              14.467 1
3.25%
                      12/31/2013              N/A              14.148 0
                      12/31/2014              14.148              14.412 0
3.30%
                      12/31/2013              N/A              13.350 0
                      12/31/2014              13.350              13.593 1
3.35%
                      12/31/2013              N/A              14.053 0
                      12/31/2014              14.053              14.301 0
3.40%
                      12/31/2013              N/A              14.006 0
                      12/31/2014              14.006              14.247 0
AZL T. Rowe Price Capital Appreciation Fund
1.65%
                      12/31/2007              N/A              13.347 133
                      12/31/2008              13.347              7.811 212
                      12/31/2009              7.811              10.129 81
                      12/31/2010              10.129              11.163 238
                      12/31/2011              11.163              10.520 449
                      12/31/2012              10.520              11.622 511
                      12/31/2013              11.622              14.855 453
                      12/31/2014              14.855              16.332 434
1.70%
                      12/31/2007              N/A              13.306 189
                      12/31/2008              13.306              7.783 419
                      12/31/2009              7.783              10.088 169
                      12/31/2010              10.088              11.112 370
                      12/31/2011              11.112              10.467 531
                      12/31/2012              10.467              11.557 688
                      12/31/2013              11.557              14.765 708
                      12/31/2014              14.765              16.225 699
1.75%
                      12/31/2009              N/A              10.039 1
                      12/31/2010              10.039              11.053 8
                      12/31/2011              11.053              10.405 32
                      12/31/2012              10.405              11.484 31
                      12/31/2013              11.484              14.663 50
                      12/31/2014              14.663              16.105 95
1.80%
                      12/31/2008              N/A              7.728 313
                      12/31/2009              7.728              10.006 610
                      12/31/2010              10.006              11.011 579
                      12/31/2011              11.011              10.361 544
                      12/31/2012              10.361              11.429 534
                      12/31/2013              11.429              14.586 446
                      12/31/2014              14.586              16.013 423

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

82

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
                      12/31/2007              N/A              13.103 39
                      12/31/2008              13.103              7.645 71
                      12/31/2009              7.645              9.884 596
                      12/31/2010              9.884              10.860 775
                      12/31/2011              10.860              10.204 833
                      12/31/2012              10.204              11.239 870
                      12/31/2013              11.239              14.322 785
                      12/31/2014              14.322              15.699 722
2.05%
                      12/31/2008              N/A              7.591 65
                      12/31/2009              7.591              9.804 155
                      12/31/2010              9.804              10.762 190
                      12/31/2011              10.762              10.101 217
                      12/31/2012              10.101              11.114 198
                      12/31/2013              11.114              14.149 165
                      12/31/2014              14.149              15.494 142
2.10%
                      12/31/2007              N/A              12.982 0
                      12/31/2008              12.982              7.563 340
                      12/31/2009              7.563              9.763 557
                      12/31/2010              9.763              10.712 570
                      12/31/2011              10.712              10.050 514
                      12/31/2012              10.050              11.052 520
                      12/31/2013              11.052              14.063 466
                      12/31/2014              14.063              15.392 430
2.15%
                      12/31/2008              N/A              7.536 7
                      12/31/2009              7.536              9.724 13
                      12/31/2010              9.724              10.664 15
                      12/31/2011              10.664              9.999 15
                      12/31/2012              9.999              10.991 14
                      12/31/2013              10.991              13.978 9
                      12/31/2014              13.978              15.292 8
2.20%
                      12/31/2007              N/A              12.902 0
                      12/31/2008              12.902              7.509 481
                      12/31/2009              7.509              9.684 691
                      12/31/2010              9.684              10.614 701
                      12/31/2011              10.614              9.948 678
                      12/31/2012              9.948              10.929 668
                      12/31/2013              10.929              13.893 585
                      12/31/2014              13.893              15.191 597
2.25%
                      12/31/2007              N/A              12.863 0
                      12/31/2008              12.863              7.482 164
                      12/31/2009              7.482              9.644 474
                      12/31/2010              9.644              10.566 503
                      12/31/2011              10.566              9.898 490
                      12/31/2012              9.898              10.868 495
                      12/31/2013              10.868              13.809 393
                      12/31/2014              13.809              15.091 375

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
                      12/31/2009              N/A              9.605 10
                      12/31/2010              9.605              10.517 9
                      12/31/2011              10.517              9.847 9
                      12/31/2012              9.847              10.808 5
                      12/31/2013              10.808              13.725 3
                      12/31/2014              13.725              14.992 7
2.35%
                      12/31/2007              N/A              12.784 0
                      12/31/2008              12.784              7.429 650
                      12/31/2009              7.429              9.566 1020
                      12/31/2010              9.566              10.469 1046
                      12/31/2011              10.469              9.797 934
                      12/31/2012              9.797              10.748 868
                      12/31/2013              10.748              13.642 767
                      12/31/2014              13.642              14.894 786
2.40%
                      12/31/2007              N/A              12.744 0
                      12/31/2008              12.744              7.402 189
                      12/31/2009              7.402              9.527 296
                      12/31/2010              9.527              10.421 312
                      12/31/2011              10.421              9.748 301
                      12/31/2012              9.748              10.688 328
                      12/31/2013              10.688              13.559 283
                      12/31/2014              13.559              14.796 294
2.45%
                      12/31/2007              N/A              12.705 0
                      12/31/2008              12.705              7.376 264
                      12/31/2009              7.376              9.488 322
                      12/31/2010              9.488              10.374 314
                      12/31/2011              10.374              9.698 283
                      12/31/2012              9.698              10.628 250
                      12/31/2013              10.628              13.477 208
                      12/31/2014              13.477              14.699 225
2.50%
                      12/31/2007              N/A              12.666 0
                      12/31/2008              12.666              7.349 371
                      12/31/2009              7.349              9.450 652
                      12/31/2010              9.450              10.326 637
                      12/31/2011              10.326              9.649 626
                      12/31/2012              9.649              10.569 577
                      12/31/2013              10.569              13.395 541
                      12/31/2014              13.395              14.602 581
2.55%
                      12/31/2007              N/A              12.627 0
                      12/31/2008              12.627              7.323 101
                      12/31/2009              7.323              9.411 368
                      12/31/2010              9.411              10.279 316
                      12/31/2011              10.279              9.600 316
                      12/31/2012              9.600              10.510 299
                      12/31/2013              10.510              13.314 283
                      12/31/2014              13.314              14.506 262

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

83

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
                      12/31/2007              N/A              12.588 0
                      12/31/2008              12.588              7.297 234
                      12/31/2009              7.297              9.373 335
                      12/31/2010              9.373              10.232 307
                      12/31/2011              10.232              9.552 283
                      12/31/2012              9.552              10.452 270
                      12/31/2013              10.452              13.233 233
                      12/31/2014              13.233              14.411 298
2.65%
                      12/31/2007              N/A              12.549 0
                      12/31/2008              12.549              7.271 220
                      12/31/2009              7.271              9.334 362
                      12/31/2010              9.334              10.185 345
                      12/31/2011              10.185              9.503 328
                      12/31/2012              9.503              10.394 315
                      12/31/2013              10.394              13.152 301
                      12/31/2014              13.152              14.316 347
2.70%
                      12/31/2007              N/A              12.511 0
                      12/31/2008              12.511              7.245 22
                      12/31/2009              7.245              9.296 52
                      12/31/2010              9.296              10.139 80
                      12/31/2011              10.139              9.455 70
                      12/31/2012              9.455              10.336 57
                      12/31/2013              10.336              13.073 60
                      12/31/2014              13.073              14.223 61
2.75%
                      12/31/2007              N/A              12.472 0
                      12/31/2008              12.472              7.219 66
                      12/31/2009              7.219              9.259 132
                      12/31/2010              9.259              10.092 107
                      12/31/2011              10.092              9.407 86
                      12/31/2012              9.407              10.278 73
                      12/31/2013              10.278              12.993 115
                      12/31/2014              12.993              14.129 158
2.80%
                      12/31/2007              N/A              12.434 0
                      12/31/2008              12.434              7.193 77
                      12/31/2009              7.193              9.221 125
                      12/31/2010              9.221              10.046 130
                      12/31/2011              10.046              9.359 126
                      12/31/2012              9.359              10.221 109
                      12/31/2013              10.221              12.915 107
                      12/31/2014              12.915              14.036 141
2.85%
                      12/31/2007              N/A              12.395 0
                      12/31/2008              12.395              7.167 22
                      12/31/2009              7.167              9.183 40
                      12/31/2010              9.183              10.000 42
                      12/31/2011              10.000              9.312 29
                      12/31/2012              9.312              10.164 25
                      12/31/2013              10.164              12.836 25
                      12/31/2014              12.836              13.944 34

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
                      12/31/2007              N/A              12.357 0
                      12/31/2008              12.357              7.142 68
                      12/31/2009              7.142              9.146 101
                      12/31/2010              9.146              9.954 93
                      12/31/2011              9.954              9.265 94
                      12/31/2012              9.265              10.107 93
                      12/31/2013              10.107              12.758 74
                      12/31/2014              12.758              13.853 88
2.95%
                      12/31/2007              N/A              12.319 0
                      12/31/2008              12.319              7.116 29
                      12/31/2009              7.116              9.108 49
                      12/31/2010              9.108              9.909 40
                      12/31/2011              9.909              9.218 38
                      12/31/2012              9.218              10.051 26
                      12/31/2013              10.051              12.681 30
                      12/31/2014              12.681              13.762 32
3.00%
                      12/31/2008              N/A              7.091 0
                      12/31/2009              7.091              9.072 3
                      12/31/2010              9.072              9.864 0
                      12/31/2011              9.864              9.172 0
                      12/31/2012              9.172              9.996 0
                      12/31/2013              9.996              12.605 9
                      12/31/2014              12.605              13.673 21
3.05%
                      12/31/2009              N/A              9.035 1
                      12/31/2010              9.035              9.819 0
                      12/31/2011              9.819              9.125 0
                      12/31/2012              9.125              9.940 0
                      12/31/2013              9.940              12.528 19
                      12/31/2014              12.528              13.582 61
3.10%
                      12/31/2009              N/A              8.998 3
                      12/31/2010              8.998              9.774 0
                      12/31/2011              9.774              9.078 0
                      12/31/2012              9.078              9.884 0
                      12/31/2013              9.884              12.452 0
                      12/31/2014              12.452              13.493 3
3.15%
                      12/31/2009              N/A              8.961 2
                      12/31/2010              8.961              9.729 0
                      12/31/2011              9.729              9.032 0
                      12/31/2012              9.032              9.829 0
                      12/31/2013              9.829              12.376 7
                      12/31/2014              12.376              13.404 20
3.20%
                      12/31/2013              N/A              13.431 1
                      12/31/2014              13.431              14.540 6
3.25%
                      12/31/2013              N/A              13.349 0
                      12/31/2014              13.349              14.444 0
3.30%
                      12/31/2013              N/A              12.153 1
                      12/31/2014              12.153              13.143 8

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

84

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.35%
                      12/31/2013              N/A              13.188 0
                      12/31/2014              13.188              14.255 0
3.40%
                      12/31/2013              N/A              13.108 0
                      12/31/2014              13.108              14.161 0
BlackRock Global Allocation V.I. Fund
1.65%
                      12/31/2008              N/A              7.906 123
                      12/31/2009              7.906              9.403 1740
                      12/31/2010              9.403              10.152 12264
                      12/31/2011              10.152              9.623 24279
                      12/31/2012              9.623              10.408 26127
                      12/31/2013              10.408              11.714 24262
                      12/31/2014              11.714              11.745 21710
1.70%
                      12/31/2008              N/A              7.903 337
                      12/31/2009              7.903              9.396 1656
                      12/31/2010              9.396              10.139 10583
                      12/31/2011              10.139              9.605 18302
                      12/31/2012              9.605              10.384 19622
                      12/31/2013              10.384              11.680 18535
                      12/31/2014              11.680              11.705 16738
1.75%
                      12/31/2009              N/A              9.388 64
                      12/31/2010              9.388              10.125 811
                      12/31/2011              10.125              9.588 2830
                      12/31/2012              9.588              10.360 2440
                      12/31/2013              10.360              11.647 1968
                      12/31/2014              11.647              11.666 1895
1.80%
                      12/31/2008              N/A              7.898 681
                      12/31/2009              7.898              9.380 2077
                      12/31/2010              9.380              10.112 2389
                      12/31/2011              10.112              9.570 2320
                      12/31/2012              9.570              10.335 2270
                      12/31/2013              10.335              11.614 1912
                      12/31/2014              11.614              11.628 1695
1.95%
                      12/31/2008              N/A              7.890 34
                      12/31/2009              7.890              9.356 1818
                      12/31/2010              9.356              10.071 4912
                      12/31/2011              10.071              9.518 7554
                      12/31/2012              9.518              10.263 7942
                      12/31/2013              10.263              11.516 7484
                      12/31/2014              11.516              11.512 6371
2.05%
                      12/31/2008              N/A              7.885 920
                      12/31/2009              7.885              9.341 1768
                      12/31/2010              9.341              10.044 1908
                      12/31/2011              10.044              9.483 1797
                      12/31/2012              9.483              10.215 1779
                      12/31/2013              10.215              11.451 1294
                      12/31/2014              11.451              11.435 1091

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
                      12/31/2008              N/A              7.882 800
                      12/31/2009              7.882              9.333 1699
                      12/31/2010              9.333              10.031 2090
                      12/31/2011              10.031              9.465 2327
                      12/31/2012              9.465              10.191 2499
                      12/31/2013              10.191              11.418 2305
                      12/31/2014              11.418              11.397 2040
2.15%
                      12/31/2008              N/A              7.880 53
                      12/31/2009              7.880              9.325 68
                      12/31/2010              9.325              10.018 74
                      12/31/2011              10.018              9.448 58
                      12/31/2012              9.448              10.168 60
                      12/31/2013              10.168              11.386 53
                      12/31/2014              11.386              11.359 52
2.20%
                      12/31/2008              N/A              7.877 1133
                      12/31/2009              7.877              9.317 2993
                      12/31/2010              9.317              10.004 3212
                      12/31/2011              10.004              9.431 3080
                      12/31/2012              9.431              10.144 3028
                      12/31/2013              10.144              11.354 2872
                      12/31/2014              11.354              11.321 2614
2.25%
                      12/31/2008              N/A              7.874 411
                      12/31/2009              7.874              9.310 1347
                      12/31/2010              9.310              9.991 1425
                      12/31/2011              9.991              9.414 1681
                      12/31/2012              9.414              10.120 1677
                      12/31/2013              10.120              11.321 1465
                      12/31/2014              11.321              11.283 1281
2.30%
                      12/31/2009              N/A              9.302 42
                      12/31/2010              9.302              9.978 48
                      12/31/2011              9.978              9.396 41
                      12/31/2012              9.396              10.097 8
                      12/31/2013              10.097              11.289 7
                      12/31/2014              11.289              11.246 6
2.35%
                      12/31/2008              N/A              7.869 1572
                      12/31/2009              7.869              9.294 7831
                      12/31/2010              9.294              9.964 8298
                      12/31/2011              9.964              9.379 8696
                      12/31/2012              9.379              10.073 8412
                      12/31/2013              10.073              11.257 7798
                      12/31/2014              11.257              11.208 6938
2.40%
                      12/31/2008              N/A              7.866 234
                      12/31/2009              7.866              9.286 809
                      12/31/2010              9.286              9.951 1028
                      12/31/2011              9.951              9.362 766
                      12/31/2012              9.362              10.049 925
                      12/31/2013              10.049              11.225 738
                      12/31/2014              11.225              11.171 689

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

85

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.45%
                      12/31/2008              N/A              7.864 924
                      12/31/2009              7.864              9.278 1416
                      12/31/2010              9.278              9.938 1515
                      12/31/2011              9.938              9.345 1520
                      12/31/2012              9.345              10.026 1494
                      12/31/2013              10.026              11.194 1428
                      12/31/2014              11.194              11.134 1231
2.50%
                      12/31/2008              N/A              7.861 779
                      12/31/2009              7.861              9.271 6283
                      12/31/2010              9.271              9.924 7202
                      12/31/2011              9.924              9.328 7321
                      12/31/2012              9.328              10.003 7083
                      12/31/2013              10.003              11.162 6585
                      12/31/2014              11.162              11.097 5635
2.55%
                      12/31/2008              N/A              7.858 164
                      12/31/2009              7.858              9.263 514
                      12/31/2010              9.263              9.911 514
                      12/31/2011              9.911              9.310 617
                      12/31/2012              9.310              9.979 582
                      12/31/2013              9.979              11.130 549
                      12/31/2014              11.130              11.060 515
2.60%
                      12/31/2008              N/A              7.856 892
                      12/31/2009              7.856              9.255 4588
                      12/31/2010              9.255              9.898 4770
                      12/31/2011              9.898              9.293 4749
                      12/31/2012              9.293              9.956 4554
                      12/31/2013              9.956              11.099 4154
                      12/31/2014              11.099              11.023 4099
2.65%
                      12/31/2008              N/A              7.853 488
                      12/31/2009              7.853              9.248 2606
                      12/31/2010              9.248              9.885 2959
                      12/31/2011              9.885              9.276 3022
                      12/31/2012              9.276              9.933 3120
                      12/31/2013              9.933              11.067 2846
                      12/31/2014              11.067              10.986 2483
2.70%
                      12/31/2008              N/A              7.851 122
                      12/31/2009              7.851              9.240 233
                      12/31/2010              9.240              9.871 269
                      12/31/2011              9.871              9.259 318
                      12/31/2012              9.259              9.910 280
                      12/31/2013              9.910              11.036 283
                      12/31/2014              11.036              10.950 272
2.75%
                      12/31/2008              N/A              7.848 173
                      12/31/2009              7.848              9.232 2924
                      12/31/2010              9.232              9.858 3216
                      12/31/2011              9.858              9.242 2948
                      12/31/2012              9.242              9.886 2848
                      12/31/2013              9.886              11.005 2778
                      12/31/2014              11.005              10.913 2813

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
                      12/31/2008              N/A              7.845 169
                      12/31/2009              7.845              9.224 1646
                      12/31/2010              9.224              9.845 1798
                      12/31/2011              9.845              9.225 1833
                      12/31/2012              9.225              9.863 1840
                      12/31/2013              9.863              10.974 1706
                      12/31/2014              10.974              10.877 1510
2.85%
                      12/31/2008              N/A              7.843 58
                      12/31/2009              7.843              9.217 213
                      12/31/2010              9.217              9.832 215
                      12/31/2011              9.832              9.209 196
                      12/31/2012              9.209              9.840 198
                      12/31/2013              9.840              10.942 215
                      12/31/2014              10.942              10.840 220
2.90%
                      12/31/2008              N/A              7.840 76
                      12/31/2009              7.840              9.209 909
                      12/31/2010              9.209              9.819 1127
                      12/31/2011              9.819              9.192 1095
                      12/31/2012              9.192              9.817 1133
                      12/31/2013              9.817              10.911 1297
                      12/31/2014              10.911              10.804 1200
2.95%
                      12/31/2008              N/A              7.837 52
                      12/31/2009              7.837              9.201 459
                      12/31/2010              9.201              9.806 515
                      12/31/2011              9.806              9.175 475
                      12/31/2012              9.175              9.794 451
                      12/31/2013              9.794              10.881 388
                      12/31/2014              10.881              10.768 383
3.00%
                      12/31/2008              N/A              7.835 66
                      12/31/2009              7.835              9.194 43
                      12/31/2010              9.194              9.793 84
                      12/31/2011              9.793              9.158 66
                      12/31/2012              9.158              9.772 37
                      12/31/2013              9.772              10.850 41
                      12/31/2014              10.850              10.732 161
3.05%
                      12/31/2009              N/A              9.186 731
                      12/31/2010              9.186              9.780 802
                      12/31/2011              9.780              9.141 739
                      12/31/2012              9.141              9.749 735
                      12/31/2013              9.749              10.819 675
                      12/31/2014              10.819              10.697 683
3.10%
                      12/31/2009              N/A              9.178 115
                      12/31/2010              9.178              9.767 156
                      12/31/2011              9.767              9.124 129
                      12/31/2012              9.124              9.726 134
                      12/31/2013              9.726              10.788 138
                      12/31/2014              10.788              10.661 128

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

86

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
                      12/31/2009              N/A              9.171 12
                      12/31/2010              9.171              9.753 18
                      12/31/2011              9.753              9.108 25
                      12/31/2012              9.108              9.703 18
                      12/31/2013              9.703              10.758 40
                      12/31/2014              10.758              10.626 76
3.20%
                      12/31/2013              N/A              25.835 0
                      12/31/2014              25.835              25.505 3
3.25%
                      12/31/2013              N/A              25.554 0
                      12/31/2014              25.554              25.215 0
3.30%
                      12/31/2013              N/A              10.667 0
                      12/31/2014              10.667              10.520 18
3.35%
                      12/31/2013              N/A              25.001 0
                      12/31/2014              25.001              24.645 6
3.40%
                      12/31/2013              N/A              24.729 0
                      12/31/2014              24.729              24.364 0
Davis VA Financial Portfolio
1.65%
                      12/31/2007              N/A              15.522 9
                      12/31/2008              15.522              8.189 18
                      12/31/2009              8.189              11.372 13
                      12/31/2010              11.372              12.427 3
                      12/31/2011              12.427              11.251 3
                      12/31/2012              11.251              13.150 2
                      12/31/2013              13.150              16.978 1
                      12/31/2014              16.978              18.846 0
1.70%
                      12/31/2007              N/A              15.460 48
                      12/31/2008              15.460              8.152 72
                      12/31/2009              8.152              11.315 31
                      12/31/2010              11.315              12.359 29
                      12/31/2011              12.359              11.185 25
                      12/31/2012              11.185              13.065 22
                      12/31/2013              13.065              16.860 18
                      12/31/2014              16.860              18.706 17
1.75%
                      12/31/2009              N/A              11.250 0
                      12/31/2010              11.250              12.282 0
                      12/31/2011              12.282              11.109 0
                      12/31/2012              11.109              12.971 0
                      12/31/2013              12.971              16.730 0
                      12/31/2014              16.730              18.552 0
1.80%
                      12/31/2008              N/A              8.080 53
                      12/31/2009              8.080              11.204 123
                      12/31/2010              11.204              12.225 89
                      12/31/2011              12.225              11.052 74
                      12/31/2012              11.052              12.897 62
                      12/31/2013              12.897              16.627 52
                      12/31/2014              16.627              18.429 31

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
                      12/31/2007              N/A              15.157 22
                      12/31/2008              15.157              7.972 29
                      12/31/2009              7.972              11.038 69
                      12/31/2010              11.038              12.026 61
                      12/31/2011              12.026              10.856 54
                      12/31/2012              10.856              12.650 49
                      12/31/2013              12.650              16.283 38
                      12/31/2014              16.283              18.021 31
2.05%
                      12/31/2008              N/A              7.902 21
                      12/31/2009              7.902              10.929 28
                      12/31/2010              10.929              11.896 22
                      12/31/2011              11.896              10.727 17
                      12/31/2012              10.727              12.487 14
                      12/31/2013              12.487              16.058 11
                      12/31/2014              16.058              17.754 6
2.10%
                      12/31/2007              N/A              14.978 0
                      12/31/2008              14.978              7.866 92
                      12/31/2009              7.866              10.875 184
                      12/31/2010              10.875              11.831 188
                      12/31/2011              11.831              10.664 115
                      12/31/2012              10.664              12.407 99
                      12/31/2013              12.407              15.947 84
                      12/31/2014              15.947              17.622 59
2.15%
                      12/31/2008              N/A              7.831 0
                      12/31/2009              7.831              10.821 10
                      12/31/2010              10.821              11.767 1
                      12/31/2011              11.767              10.600 0
                      12/31/2012              10.600              12.327 0
                      12/31/2013              12.327              15.836 0
                      12/31/2014              15.836              17.490 0
2.20%
                      12/31/2007              N/A              14.860 0
                      12/31/2008              14.860              7.797 103
                      12/31/2009              7.797              10.768 189
                      12/31/2010              10.768              11.702 183
                      12/31/2011              11.702              10.537 172
                      12/31/2012              10.537              12.247 161
                      12/31/2013              12.247              15.726 139
                      12/31/2014              15.726              17.360 117
2.25%
                      12/31/2007              N/A              14.801 0
                      12/31/2008              14.801              7.762 35
                      12/31/2009              7.762              10.714 85
                      12/31/2010              10.714              11.639 81
                      12/31/2011              11.639              10.475 70
                      12/31/2012              10.475              12.168 63
                      12/31/2013              12.168              15.617 51
                      12/31/2014              15.617              17.231 41

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

87

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
                      12/31/2009              N/A              10.661 1
                      12/31/2010              10.661              11.575 1
                      12/31/2011              11.575              10.412 0
                      12/31/2012              10.412              12.090 0
                      12/31/2013              12.090              15.509 0
                      12/31/2014              15.509              17.103 0
2.35%
                      12/31/2007              N/A              14.684 0
                      12/31/2008              14.684              7.693 143
                      12/31/2009              7.693              10.608 210
                      12/31/2010              10.608              11.512 209
                      12/31/2011              11.512              10.351 199
                      12/31/2012              10.351              12.012 185
                      12/31/2013              12.012              15.401 158
                      12/31/2014              15.401              16.976 129
2.40%
                      12/31/2007              N/A              14.626 0
                      12/31/2008              14.626              7.659 77
                      12/31/2009              7.659              10.556 94
                      12/31/2010              10.556              11.449 86
                      12/31/2011              11.449              10.289 82
                      12/31/2012              10.289              11.935 74
                      12/31/2013              11.935              15.294 66
                      12/31/2014              15.294              16.850 56
2.45%
                      12/31/2007              N/A              14.569 0
                      12/31/2008              14.569              7.624 33
                      12/31/2009              7.624              10.504 59
                      12/31/2010              10.504              11.387 72
                      12/31/2011              11.387              10.228 66
                      12/31/2012              10.228              11.858 55
                      12/31/2013              11.858              15.188 41
                      12/31/2014              15.188              16.724 33
2.50%
                      12/31/2007              N/A              14.511 0
                      12/31/2008              14.511              7.591 85
                      12/31/2009              7.591              10.452 118
                      12/31/2010              10.452              11.325 111
                      12/31/2011              11.325              10.167 112
                      12/31/2012              10.167              11.781 112
                      12/31/2013              11.781              15.083 97
                      12/31/2014              15.083              16.600 78
2.55%
                      12/31/2007              N/A              14.454 0
                      12/31/2008              14.454              7.557 51
                      12/31/2009              7.557              10.400 82
                      12/31/2010              10.400              11.263 79
                      12/31/2011              11.263              10.107 73
                      12/31/2012              10.107              11.706 68
                      12/31/2013              11.706              14.978 59
                      12/31/2014              14.978              16.477 40

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
                      12/31/2007              N/A              14.396 0
                      12/31/2008              14.396              7.523 39
                      12/31/2009              7.523              10.349 51
                      12/31/2010              10.349              11.202 46
                      12/31/2011              11.202              10.047 37
                      12/31/2012              10.047              11.630 31
                      12/31/2013              11.630              14.874 29
                      12/31/2014              14.874              16.354 26
2.65%
                      12/31/2007              N/A              14.340 0
                      12/31/2008              14.340              7.490 63
                      12/31/2009              7.490              10.297 73
                      12/31/2010              10.297              11.141 98
                      12/31/2011              11.141              9.987 93
                      12/31/2012              9.987              11.555 86
                      12/31/2013              11.555              14.771 80
                      12/31/2014              14.771              16.233 69
2.70%
                      12/31/2007              N/A              14.283 0
                      12/31/2008              14.283              7.456 17
                      12/31/2009              7.456              10.246 23
                      12/31/2010              10.246              11.080 11
                      12/31/2011              11.080              9.928 13
                      12/31/2012              9.928              11.481 23
                      12/31/2013              11.481              14.668 27
                      12/31/2014              14.668              16.112 28
2.75%
                      12/31/2007              N/A              14.226 0
                      12/31/2008              14.226              7.423 16
                      12/31/2009              7.423              10.196 18
                      12/31/2010              10.196              11.020 14
                      12/31/2011              11.020              9.869 8
                      12/31/2012              9.869              11.407 6
                      12/31/2013              11.407              14.567 8
                      12/31/2014              14.567              15.992 13
2.80%
                      12/31/2007              N/A              14.170 0
                      12/31/2008              14.170              7.390 29
                      12/31/2009              7.390              10.145 21
                      12/31/2010              10.145              10.960 10
                      12/31/2011              10.960              9.810 10
                      12/31/2012              9.810              11.333 21
                      12/31/2013              11.333              14.465 36
                      12/31/2014              14.465              15.873 25
2.85%
                      12/31/2007              N/A              14.114 0
                      12/31/2008              14.114              7.357 4
                      12/31/2009              7.357              10.095 13
                      12/31/2010              10.095              10.900 15
                      12/31/2011              10.900              9.752 12
                      12/31/2012              9.752              11.260 12
                      12/31/2013              11.260              14.365 13
                      12/31/2014              14.365              15.755 17

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

88

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
                      12/31/2007              N/A              14.058 0
                      12/31/2008              14.058              7.324 10
                      12/31/2009              7.324              10.045 17
                      12/31/2010              10.045              10.841 15
                      12/31/2011              10.841              9.694 6
                      12/31/2012              9.694              11.188 6
                      12/31/2013              11.188              14.265 7
                      12/31/2014              14.265              15.638 17
2.95%
                      12/31/2007              N/A              14.003 0
                      12/31/2008              14.003              7.292 2
                      12/31/2009              7.292              9.995 6
                      12/31/2010              9.995              10.782 4
                      12/31/2011              10.782              9.636 5
                      12/31/2012              9.636              11.116 8
                      12/31/2013              11.116              14.166 15
                      12/31/2014              14.166              15.522 9
3.00%
                      12/31/2008              N/A              7.259 0
                      12/31/2009              7.259              9.946 0
                      12/31/2010              9.946              10.723 0
                      12/31/2011              10.723              9.579 0
                      12/31/2012              9.579              11.044 0
                      12/31/2013              11.044              14.068 0
                      12/31/2014              14.068              15.406 0
3.05%
                      12/31/2009              N/A              9.896 6
                      12/31/2010              9.896              10.665 0
                      12/31/2011              10.665              9.522 0
                      12/31/2012              9.522              10.973 0
                      12/31/2013              10.973              13.970 6
                      12/31/2014              13.970              15.292 14
3.10%
                      12/31/2009              N/A              9.847 0
                      12/31/2010              9.847              10.607 0
                      12/31/2011              10.607              9.465 0
                      12/31/2012              9.465              10.902 0
                      12/31/2013              10.902              13.873 0
                      12/31/2014              13.873              15.178 0
3.15%
                      12/31/2009              N/A              9.799 0
                      12/31/2010              9.799              10.549 0
                      12/31/2011              10.549              9.409 0
                      12/31/2012              9.409              10.832 0
                      12/31/2013              10.832              13.777 2
                      12/31/2014              13.777              15.065 4
3.20%
                      12/31/2013              N/A              13.093 0
                      12/31/2014              13.093              14.310 1
3.25%
                      12/31/2013              N/A              12.998 1
                      12/31/2014              12.998              14.199 1
3.30%
                      12/31/2013              N/A              10.798 0
                      12/31/2014              10.798              11.790 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.35%
                      12/31/2013              N/A              12.811 0
                      12/31/2014              12.811              13.980 0
3.40%
                      12/31/2013              N/A              12.718 0
                      12/31/2014              12.718              13.872 0
Fidelity VIP FundsManager 50% Portfolio
1.65%
                      12/31/2011              N/A              10.627 142
                      12/31/2012              10.627              11.510 186
                      12/31/2013              11.510              12.982 184
                      12/31/2014              12.982              13.401 233
1.70%
                      12/31/2011              N/A              10.596 223
                      12/31/2012              10.596              11.472 269
                      12/31/2013              11.472              12.932 350
                      12/31/2014              12.932              13.343 350
1.75%
                      12/31/2011              N/A              10.566 0
                      12/31/2012              10.566              11.433 0
                      12/31/2013              11.433              12.882 1
                      12/31/2014              12.882              13.285 1
1.80%
                      12/31/2011              N/A              10.536 2
                      12/31/2012              10.536              11.395 2
                      12/31/2013              11.395              12.832 0
                      12/31/2014              12.832              13.227 2
1.95%
                      12/31/2011              N/A              10.446 41
                      12/31/2012              10.446              11.280 42
                      12/31/2013              11.280              12.684 46
                      12/31/2014              12.684              13.055 48
2.05%
                      12/31/2011              N/A              10.387 7
                      12/31/2012              10.387              11.205 8
                      12/31/2013              11.205              12.587 7
                      12/31/2014              12.587              12.942 7
2.10%
                      12/31/2011              N/A              10.357 0
                      12/31/2012              10.357              11.167 1
                      12/31/2013              11.167              12.538 2
                      12/31/2014              12.538              12.885 5
2.15%
                      12/31/2011              N/A              10.327 0
                      12/31/2012              10.327              11.130 0
                      12/31/2013              11.130              12.490 0
                      12/31/2014              12.490              12.829 0
2.20%
                      12/31/2011              N/A              10.298 0
                      12/31/2012              10.298              11.092 0
                      12/31/2013              11.092              12.442 7
                      12/31/2014              12.442              12.774 13
2.25%
                      12/31/2011              N/A              10.268 0
                      12/31/2012              10.268              11.055 16
                      12/31/2013              11.055              12.394 25
                      12/31/2014              12.394              12.718 18

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

89

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
                      12/31/2011              N/A              10.239 1
                      12/31/2012              10.239              11.018 1
                      12/31/2013              11.018              12.346 0
                      12/31/2014              12.346              12.663 0
2.35%
                      12/31/2011              N/A              10.210 14
                      12/31/2012              10.210              10.981 30
                      12/31/2013              10.981              12.298 29
                      12/31/2014              12.298              12.607 29
2.40%
                      12/31/2011              N/A              10.181 0
                      12/31/2012              10.181              10.944 0
                      12/31/2013              10.944              12.251 0
                      12/31/2014              12.251              12.553 2
2.45%
                      12/31/2011              N/A              10.152 9
                      12/31/2012              10.152              10.907 9
                      12/31/2013              10.907              12.204 8
                      12/31/2014              12.204              12.498 13
2.50%
                      12/31/2011              N/A              10.123 46
                      12/31/2012              10.123              10.871 50
                      12/31/2013              10.871              12.157 29
                      12/31/2014              12.157              12.444 13
2.55%
                      12/31/2011              N/A              10.094 0
                      12/31/2012              10.094              10.834 4
                      12/31/2013              10.834              12.110 3
                      12/31/2014              12.110              12.389 3
2.60%
                      12/31/2011              N/A              10.065 11
                      12/31/2012              10.065              10.798 9
                      12/31/2013              10.798              12.063 27
                      12/31/2014              12.063              12.335 14
2.65%
                      12/31/2011              N/A              10.036 2
                      12/31/2012              10.036              10.762 6
                      12/31/2013              10.762              12.017 6
                      12/31/2014              12.017              12.282 14
2.70%
                      12/31/2011              N/A              10.008 0
                      12/31/2012              10.008              10.726 0
                      12/31/2013              10.726              11.970 3
                      12/31/2014              11.970              12.228 3
2.75%
                      12/31/2011              N/A              9.979 3
                      12/31/2012              9.979              10.690 8
                      12/31/2013              10.690              11.924 1
                      12/31/2014              11.924              12.175 12
2.80%
                      12/31/2011              N/A              9.950 0
                      12/31/2012              9.950              10.654 1
                      12/31/2013              10.654              11.878 1
                      12/31/2014              11.878              12.122 1

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
                      12/31/2011              N/A              9.922 0
                      12/31/2012              9.922              10.618 0
                      12/31/2013              10.618              11.832 0
                      12/31/2014              11.832              12.069 0
2.90%
                      12/31/2011              N/A              9.894 0
                      12/31/2012              9.894              10.582 0
                      12/31/2013              10.582              11.787 3
                      12/31/2014              11.787              12.017 0
2.95%
                      12/31/2011              N/A              9.865 0
                      12/31/2012              9.865              10.547 0
                      12/31/2013              10.547              11.741 0
                      12/31/2014              11.741              11.964 0
3.00%
                      12/31/2011              N/A              9.837 0
                      12/31/2012              9.837              10.511 0
                      12/31/2013              10.511              11.696 0
                      12/31/2014              11.696              11.912 0
3.05%
                      12/31/2011              N/A              9.809 0
                      12/31/2012              9.809              10.476 2
                      12/31/2013              10.476              11.651 8
                      12/31/2014              11.651              11.861 7
3.10%
                      12/31/2011              N/A              9.781 0
                      12/31/2012              9.781              10.441 0
                      12/31/2013              10.441              11.606 0
                      12/31/2014              11.606              11.809 0
3.15%
                      12/31/2011              N/A              9.753 0
                      12/31/2012              9.753              10.406 0
                      12/31/2013              10.406              11.561 0
                      12/31/2014              11.561              11.758 0
3.20%
                      12/31/2013              N/A              11.511 0
                      12/31/2014              11.511              11.700 0
3.25%
                      12/31/2013              N/A              11.466 0
                      12/31/2014              11.466              11.649 0
3.30%
                      12/31/2013              N/A              11.428 0
                      12/31/2014              11.428              11.605 0
3.35%
                      12/31/2013              N/A              11.378 0
                      12/31/2014              11.378              11.548 0
3.40%
                      12/31/2013              N/A              11.334 0
                      12/31/2014              11.334              11.497 0

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

90

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Fidelity VIP FundsManager 60% Portfolio
1.65%
                      12/31/2011              N/A              9.586 826
                      12/31/2012              9.586              10.509 1054
                      12/31/2013              10.509              12.238 1209
                      12/31/2014              12.238              12.671 995
1.70%
                      12/31/2011              N/A              9.565 660
                      12/31/2012              9.565              10.481 762
                      12/31/2013              10.481              12.199 934
                      12/31/2014              12.199              12.624 807
1.75%
                      12/31/2011              N/A              9.544 63
                      12/31/2012              9.544              10.453 23
                      12/31/2013              10.453              12.160 25
                      12/31/2014              12.160              12.578 194
1.80%
                      12/31/2011              N/A              9.523 0
                      12/31/2012              9.523              10.425 5
                      12/31/2013              10.425              12.122 6
                      12/31/2014              12.122              12.532 5
1.95%
                      12/31/2011              N/A              9.461 137
                      12/31/2012              9.461              10.341 161
                      12/31/2013              10.341              12.007 233
                      12/31/2014              12.007              12.394 186
2.05%
                      12/31/2011              N/A              9.420 24
                      12/31/2012              9.420              10.286 23
                      12/31/2013              10.286              11.930 38
                      12/31/2014              11.930              12.303 28
2.10%
                      12/31/2011              N/A              9.399 1
                      12/31/2012              9.399              10.258 17
                      12/31/2013              10.258              11.893 2
                      12/31/2014              11.893              12.258 1
2.15%
                      12/31/2011              N/A              9.379 0
                      12/31/2012              9.379              10.231 0
                      12/31/2013              10.231              11.855 0
                      12/31/2014              11.855              12.213 0
2.20%
                      12/31/2011              N/A              9.358 7
                      12/31/2012              9.358              10.203 7
                      12/31/2013              10.203              11.817 32
                      12/31/2014              11.817              12.168 26
2.25%
                      12/31/2011              N/A              9.338 41
                      12/31/2012              9.338              10.176 0
                      12/31/2013              10.176              11.780 52
                      12/31/2014              11.780              12.123 58
2.30%
                      12/31/2011              N/A              9.318 0
                      12/31/2012              9.318              10.149 0
                      12/31/2013              10.149              11.742 0
                      12/31/2014              11.742              12.079 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
                      12/31/2011              N/A              9.297 59
                      12/31/2012              9.297              10.122 130
                      12/31/2013              10.122              11.705 221
                      12/31/2014              11.705              12.034 215
2.40%
                      12/31/2011              N/A              9.277 6
                      12/31/2012              9.277              10.094 6
                      12/31/2013              10.094              11.668 10
                      12/31/2014              11.668              11.990 10
2.45%
                      12/31/2011              N/A              9.257 5
                      12/31/2012              9.257              10.067 15
                      12/31/2013              10.067              11.631 17
                      12/31/2014              11.631              11.946 11
2.50%
                      12/31/2011              N/A              9.237 18
                      12/31/2012              9.237              10.040 77
                      12/31/2013              10.040              11.594 116
                      12/31/2014              11.594              11.902 138
2.55%
                      12/31/2011              N/A              9.217 0
                      12/31/2012              9.217              10.014 0
                      12/31/2013              10.014              11.557 2
                      12/31/2014              11.557              11.858 2
2.60%
                      12/31/2011              N/A              9.197 10
                      12/31/2012              9.197              9.987 4
                      12/31/2013              9.987              11.520 15
                      12/31/2014              11.520              11.815 31
2.65%
                      12/31/2011              N/A              9.177 16
                      12/31/2012              9.177              9.960 22
                      12/31/2013              9.960              11.483 51
                      12/31/2014              11.483              11.771 63
2.70%
                      12/31/2011              N/A              9.157 0
                      12/31/2012              9.157              9.933 6
                      12/31/2013              9.933              11.447 2
                      12/31/2014              11.447              11.728 2
2.75%
                      12/31/2011              N/A              9.137 26
                      12/31/2012              9.137              9.907 12
                      12/31/2013              9.907              11.411 56
                      12/31/2014              11.411              11.685 60
2.80%
                      12/31/2011              N/A              9.117 11
                      12/31/2012              9.117              9.880 14
                      12/31/2013              9.880              11.374 40
                      12/31/2014              11.374              11.642 60
2.85%
                      12/31/2011              N/A              9.097 14
                      12/31/2012              9.097              9.854 14
                      12/31/2013              9.854              11.338 13
                      12/31/2014              11.338              11.599 15

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

91

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
                      12/31/2011              N/A              9.077 0
                      12/31/2012              9.077              9.827 0
                      12/31/2013              9.827              11.302 10
                      12/31/2014              11.302              11.557 5
2.95%
                      12/31/2011              N/A              9.057 9
                      12/31/2012              9.057              9.801 4
                      12/31/2013              9.801              11.266 7
                      12/31/2014              11.266              11.514 6
3.00%
                      12/31/2011              N/A              9.038 0
                      12/31/2012              9.038              9.775 0
                      12/31/2013              9.775              11.230 0
                      12/31/2014              11.230              11.472 12
3.05%
                      12/31/2011              N/A              9.018 7
                      12/31/2012              9.018              9.748 8
                      12/31/2013              9.748              11.195 15
                      12/31/2014              11.195              11.430 4
3.10%
                      12/31/2011              N/A              8.998 4
                      12/31/2012              8.998              9.722 2
                      12/31/2013              9.722              11.159 2
                      12/31/2014              11.159              11.388 1
3.15%
                      12/31/2011              N/A              8.979 0
                      12/31/2012              8.979              9.696 0
                      12/31/2013              9.696              11.124 0
                      12/31/2014              11.124              11.346 0
3.20%
                      12/31/2013              N/A              11.083 0
                      12/31/2014              11.083              11.298 0
3.25%
                      12/31/2013              N/A              11.047 0
                      12/31/2014              11.047              11.256 0
3.30%
                      12/31/2013              N/A              11.018 0
                      12/31/2014              11.018              11.221 1
3.35%
                      12/31/2013              N/A              10.977 0
                      12/31/2014              10.977              11.174 0
3.40%
                      12/31/2013              N/A              10.942 0
                      12/31/2014              10.942              11.132 0
Franklin Founding Funds Allocation VIP Fund
1.65%
                      12/31/2007              N/A              9.235 326
                      12/31/2008              9.235              5.825 641
                      12/31/2009              5.825              7.463 237
                      12/31/2010              7.463              8.093 115
                      12/31/2011              8.093              7.839 230
                      12/31/2012              7.839              8.892 228
                      12/31/2013              8.892              10.825 158
                      12/31/2014              10.825              10.951 124

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
                      12/31/2007              N/A              9.232 353
                      12/31/2008              9.232              5.821 576
                      12/31/2009              5.821              7.454 294
                      12/31/2010              7.454              8.079 344
                      12/31/2011              8.079              7.821 372
                      12/31/2012              7.821              8.867 341
                      12/31/2013              8.867              10.790 251
                      12/31/2014              10.790              10.910 199
1.75%
                      12/31/2009              N/A              7.444 0
                      12/31/2010              7.444              8.065 5
                      12/31/2011              8.065              7.804 3
                      12/31/2012              7.804              8.843 2
                      12/31/2013              8.843              10.755 1
                      12/31/2014              10.755              10.870 1
1.80%
                      12/31/2008              N/A              5.812 415
                      12/31/2009              5.812              7.435 682
                      12/31/2010              7.435              8.051 660
                      12/31/2011              8.051              7.786 624
                      12/31/2012              7.786              8.819 569
                      12/31/2013              8.819              10.720 426
                      12/31/2014              10.720              10.829 382
1.95%
                      12/31/2007              N/A              9.221 58
                      12/31/2008              9.221              5.799 93
                      12/31/2009              5.799              7.407 178
                      12/31/2010              7.407              8.009 224
                      12/31/2011              8.009              7.733 214
                      12/31/2012              7.733              8.746 204
                      12/31/2013              8.746              10.616 167
                      12/31/2014              10.616              10.707 133
2.05%
                      12/31/2008              N/A              5.790 172
                      12/31/2009              5.790              7.389 446
                      12/31/2010              7.389              7.981 249
                      12/31/2011              7.981              7.699 224
                      12/31/2012              7.699              8.698 209
                      12/31/2013              8.698              10.547 135
                      12/31/2014              10.547              10.627 110
2.10%
                      12/31/2007              N/A              9.214 0
                      12/31/2008              9.214              5.786 1049
                      12/31/2009              5.786              7.380 1312
                      12/31/2010              7.380              7.967 1298
                      12/31/2011              7.967              7.682 1211
                      12/31/2012              7.682              8.674 1178
                      12/31/2013              8.674              10.513 947
                      12/31/2014              10.513              10.588 836
2.15%
                      12/31/2008              N/A              5.781 24
                      12/31/2009              5.781              7.370 48
                      12/31/2010              7.370              7.953 26
                      12/31/2011              7.953              7.664 17
                      12/31/2012              7.664              8.650 16
                      12/31/2013              8.650              10.479 10
                      12/31/2014              10.479              10.548 9

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

92

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
                      12/31/2007              N/A              9.209 0
                      12/31/2008              9.209              5.777 1583
                      12/31/2009              5.777              7.361 2179
                      12/31/2010              7.361              7.939 2142
                      12/31/2011              7.939              7.647 2159
                      12/31/2012              7.647              8.626 1878
                      12/31/2013              8.626              10.445 1713
                      12/31/2014              10.445              10.508 1424
2.25%
                      12/31/2007              N/A              9.207 0
                      12/31/2008              9.207              5.773 809
                      12/31/2009              5.773              7.352 979
                      12/31/2010              7.352              7.925 1036
                      12/31/2011              7.925              7.630 1025
                      12/31/2012              7.630              8.603 961
                      12/31/2013              8.603              10.411 758
                      12/31/2014              10.411              10.470 660
2.30%
                      12/31/2009              N/A              7.342 3
                      12/31/2010              7.342              7.911 0
                      12/31/2011              7.911              7.613 0
                      12/31/2012              7.613              8.579 0
                      12/31/2013              8.579              10.377 0
                      12/31/2014              10.377              10.430 0
2.35%
                      12/31/2007              N/A              9.202 0
                      12/31/2008              9.202              5.764 2248
                      12/31/2009              5.764              7.333 3057
                      12/31/2010              7.333              7.897 2869
                      12/31/2011              7.897              7.596 2707
                      12/31/2012              7.596              8.556 2535
                      12/31/2013              8.556              10.343 2120
                      12/31/2014              10.343              10.391 1851
2.40%
                      12/31/2007              N/A              9.200 0
                      12/31/2008              9.200              5.760 853
                      12/31/2009              5.760              7.325 1339
                      12/31/2010              7.325              7.884 1015
                      12/31/2011              7.884              7.579 967
                      12/31/2012              7.579              8.533 942
                      12/31/2013              8.533              10.310 792
                      12/31/2014              10.310              10.352 654
2.45%
                      12/31/2007              N/A              9.198 0
                      12/31/2008              9.198              5.755 1287
                      12/31/2009              5.755              7.315 1301
                      12/31/2010              7.315              7.870 1188
                      12/31/2011              7.870              7.561 1087
                      12/31/2012              7.561              8.509 986
                      12/31/2013              8.509              10.276 865
                      12/31/2014              10.276              10.313 810

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
                      12/31/2007              N/A              9.195 0
                      12/31/2008              9.195              5.751 1436
                      12/31/2009              5.751              7.306 1944
                      12/31/2010              7.306              7.856 1770
                      12/31/2011              7.856              7.544 1636
                      12/31/2012              7.544              8.485 1470
                      12/31/2013              8.485              10.243 1277
                      12/31/2014              10.243              10.274 1138
2.55%
                      12/31/2007              N/A              9.194 0
                      12/31/2008              9.194              5.747 432
                      12/31/2009              5.747              7.297 600
                      12/31/2010              7.297              7.843 641
                      12/31/2011              7.843              7.528 609
                      12/31/2012              7.528              8.462 566
                      12/31/2013              8.462              10.210 487
                      12/31/2014              10.210              10.237 429
2.60%
                      12/31/2007              N/A              9.191 0
                      12/31/2008              9.191              5.742 750
                      12/31/2009              5.742              7.288 855
                      12/31/2010              7.288              7.829 833
                      12/31/2011              7.829              7.511 678
                      12/31/2012              7.511              8.439 628
                      12/31/2013              8.439              10.176 666
                      12/31/2014              10.176              10.198 833
2.65%
                      12/31/2007              N/A              9.188 0
                      12/31/2008              9.188              5.738 847
                      12/31/2009              5.738              7.278 1105
                      12/31/2010              7.278              7.815 942
                      12/31/2011              7.815              7.494 771
                      12/31/2012              7.494              8.415 742
                      12/31/2013              8.415              10.143 624
                      12/31/2014              10.143              10.159 486
2.70%
                      12/31/2007              N/A              9.187 0
                      12/31/2008              9.187              5.734 152
                      12/31/2009              5.734              7.270 171
                      12/31/2010              7.270              7.802 141
                      12/31/2011              7.802              7.477 131
                      12/31/2012              7.477              8.393 124
                      12/31/2013              8.393              10.111 136
                      12/31/2014              10.111              10.122 99
2.75%
                      12/31/2007              N/A              9.184 0
                      12/31/2008              9.184              5.729 198
                      12/31/2009              5.729              7.260 195
                      12/31/2010              7.260              7.788 195
                      12/31/2011              7.788              7.460 187
                      12/31/2012              7.460              8.369 160
                      12/31/2013              8.369              10.078 215
                      12/31/2014              10.078              10.083 363

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

93

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
                      12/31/2007              N/A              9.182 0
                      12/31/2008              9.182              5.725 145
                      12/31/2009              5.725              7.251 206
                      12/31/2010              7.251              7.774 204
                      12/31/2011              7.774              7.443 191
                      12/31/2012              7.443              8.346 189
                      12/31/2013              8.346              10.045 116
                      12/31/2014              10.045              10.046 89
2.85%
                      12/31/2007              N/A              9.180 0
                      12/31/2008              9.180              5.721 94
                      12/31/2009              5.721              7.243 170
                      12/31/2010              7.243              7.761 142
                      12/31/2011              7.761              7.427 132
                      12/31/2012              7.427              8.324 102
                      12/31/2013              8.324              10.013 85
                      12/31/2014              10.013              10.009 94
2.90%
                      12/31/2007              N/A              9.177 0
                      12/31/2008              9.177              5.717 131
                      12/31/2009              5.717              7.233 172
                      12/31/2010              7.233              7.747 191
                      12/31/2011              7.747              7.410 185
                      12/31/2012              7.410              8.300 169
                      12/31/2013              8.300              9.980 229
                      12/31/2014              9.980              9.971 338
2.95%
                      12/31/2007              N/A              9.175 0
                      12/31/2008              9.175              5.712 86
                      12/31/2009              5.712              7.224 163
                      12/31/2010              7.224              7.733 168
                      12/31/2011              7.733              7.393 174
                      12/31/2012              7.393              8.278 173
                      12/31/2013              8.278              9.947 168
                      12/31/2014              9.947              9.933 111
3.00%
                      12/31/2008              N/A              5.708 10
                      12/31/2009              5.708              7.215 5
                      12/31/2010              7.215              7.720 18
                      12/31/2011              7.720              7.377 22
                      12/31/2012              7.377              8.255 1
                      12/31/2013              8.255              9.915 21
                      12/31/2014              9.915              9.896 18
3.05%
                      12/31/2009              N/A              7.206 30
                      12/31/2010              7.206              7.706 0
                      12/31/2011              7.706              7.360 0
                      12/31/2012              7.360              8.232 0
                      12/31/2013              8.232              9.883 48
                      12/31/2014              9.883              9.859 68
3.10%
                      12/31/2009              N/A              7.197 0
                      12/31/2010              7.197              7.693 0
                      12/31/2011              7.693              7.343 0
                      12/31/2012              7.343              8.210 0
                      12/31/2013              8.210              9.851 0
                      12/31/2014              9.851              9.822 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
                      12/31/2009              N/A              7.188 0
                      12/31/2010              7.188              7.679 0
                      12/31/2011              7.679              7.327 0
                      12/31/2012              7.327              8.187 0
                      12/31/2013              8.187              9.819 168
                      12/31/2014              9.819              9.785 190
3.20%
                      12/31/2013              N/A              10.085 5
                      12/31/2014              10.085              10.046 8
3.25%
                      12/31/2013              N/A              10.053 0
                      12/31/2014              10.053              10.008 0
3.30%
                      12/31/2013              N/A              9.723 11
                      12/31/2014              9.723              9.676 10
3.35%
                      12/31/2013              N/A              9.987 14
                      12/31/2014              9.987              9.933 50
3.40%
                      12/31/2013              N/A              9.955 0
                      12/31/2014              9.955              9.896 1
Franklin High Income VIP Fund
1.65%
                      12/31/2007              N/A              24.212 34
                      12/31/2008              24.212              18.247 43
                      12/31/2009              18.247              25.612 71
                      12/31/2010              25.612              28.533 383
                      12/31/2011              28.533              29.347 551
                      12/31/2012              29.347              33.355 478
                      12/31/2013              33.355              35.378 450
                      12/31/2014              35.378              34.791 456
1.70%
                      12/31/2007              N/A              23.984 78
                      12/31/2008              23.984              18.066 69
                      12/31/2009              18.066              25.345 91
                      12/31/2010              25.345              28.221 386
                      12/31/2011              28.221              29.012 581
                      12/31/2012              29.012              32.958 527
                      12/31/2013              32.958              34.939 472
                      12/31/2014              34.939              34.342 453
1.75%
                      12/31/2009              N/A              25.076 4
                      12/31/2010              25.076              27.907 51
                      12/31/2011              27.907              28.675 65
                      12/31/2012              28.675              32.559 47
                      12/31/2013              32.559              34.499 32
                      12/31/2014              34.499              33.892 33
1.80%
                      12/31/2008              N/A              17.709 51
                      12/31/2009              17.709              24.819 144
                      12/31/2010              24.819              27.608 140
                      12/31/2011              27.608              28.354 149
                      12/31/2012              28.354              32.178 142
                      12/31/2013              32.178              34.078 165
                      12/31/2014              34.078              33.462 170

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

94

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
                      12/31/2007              N/A              22.874 12
                      12/31/2008              22.874              17.187 13
                      12/31/2009              17.187              24.052 74
                      12/31/2010              24.052              26.714 163
                      12/31/2011              26.714              27.394 214
                      12/31/2012              27.394              31.042 201
                      12/31/2013              31.042              32.826 190
                      12/31/2014              32.826              32.184 175
2.05%
                      12/31/2008              N/A              16.848 21
                      12/31/2009              16.848              23.553 65
                      12/31/2010              23.553              26.134 84
                      12/31/2011              26.134              26.773 101
                      12/31/2012              26.773              30.308 99
                      12/31/2013              30.308              32.017 67
                      12/31/2014              32.017              31.360 71
2.10%
                      12/31/2007              N/A              22.233 0
                      12/31/2008              22.233              16.680 36
                      12/31/2009              16.680              23.307 126
                      12/31/2010              23.307              25.849 118
                      12/31/2011              25.849              26.467 121
                      12/31/2012              26.467              29.947 118
                      12/31/2013              29.947              31.620 121
                      12/31/2014              31.620              30.955 117
2.15%
                      12/31/2008              N/A              16.515 2
                      12/31/2009              16.515              23.065 6
                      12/31/2010              23.065              25.567 8
                      12/31/2011              25.567              26.165 5
                      12/31/2012              26.165              29.590 5
                      12/31/2013              29.590              31.228 6
                      12/31/2014              31.228              30.556 6
2.20%
                      12/31/2007              N/A              21.816 0
                      12/31/2008              21.816              16.351 58
                      12/31/2009              16.351              22.824 167
                      12/31/2010              22.824              25.288 176
                      12/31/2011              25.288              25.867 147
                      12/31/2012              25.867              29.238 148
                      12/31/2013              29.238              30.841 142
                      12/31/2014              30.841              30.162 146
2.25%
                      12/31/2007              N/A              21.610 0
                      12/31/2008              21.610              16.188 13
                      12/31/2009              16.188              22.586 98
                      12/31/2010              22.586              25.012 123
                      12/31/2011              25.012              25.572 138
                      12/31/2012              25.572              28.890 121
                      12/31/2013              28.890              30.458 125
                      12/31/2014              30.458              29.773 120

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
                      12/31/2009              N/A              22.351 6
                      12/31/2010              22.351              24.738 3
                      12/31/2011              24.738              25.280 4
                      12/31/2012              25.280              28.546 7
                      12/31/2013              28.546              30.080 7
                      12/31/2014              30.080              29.389 8
2.35%
                      12/31/2007              N/A              21.204 0
                      12/31/2008              21.204              15.869 70
                      12/31/2009              15.869              22.118 341
                      12/31/2010              22.118              24.468 280
                      12/31/2011              24.468              24.992 248
                      12/31/2012              24.992              28.206 226
                      12/31/2013              28.206              29.707 179
                      12/31/2014              29.707              29.010 154
2.40%
                      12/31/2007              N/A              21.004 0
                      12/31/2008              21.004              15.711 27
                      12/31/2009              15.711              21.887 200
                      12/31/2010              21.887              24.201 72
                      12/31/2011              24.201              24.706 72
                      12/31/2012              24.706              27.870 68
                      12/31/2013              27.870              29.339 52
                      12/31/2014              29.339              28.636 51
2.45%
                      12/31/2007              N/A              20.806 0
                      12/31/2008              20.806              15.555 30
                      12/31/2009              15.555              21.659 69
                      12/31/2010              21.659              23.937 60
                      12/31/2011              23.937              24.425 50
                      12/31/2012              24.425              27.538 46
                      12/31/2013              27.538              28.975 24
                      12/31/2014              28.975              28.267 17
2.50%
                      12/31/2007              N/A              20.610 0
                      12/31/2008              20.610              15.401 51
                      12/31/2009              15.401              21.434 251
                      12/31/2010              21.434              23.676 232
                      12/31/2011              23.676              24.146 220
                      12/31/2012              24.146              27.210 206
                      12/31/2013              27.210              28.616 173
                      12/31/2014              28.616              27.903 139
2.55%
                      12/31/2007              N/A              20.416 0
                      12/31/2008              20.416              15.248 22
                      12/31/2009              15.248              21.210 55
                      12/31/2010              21.210              23.417 44
                      12/31/2011              23.417              23.870 49
                      12/31/2012              23.870              26.886 41
                      12/31/2013              26.886              28.261 37
                      12/31/2014              28.261              27.543 26

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

95

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
                      12/31/2007              N/A              20.223 0
                      12/31/2008              20.223              15.097 22
                      12/31/2009              15.097              20.989 150
                      12/31/2010              20.989              23.162 167
                      12/31/2011              23.162              23.598 144
                      12/31/2012              23.598              26.566 130
                      12/31/2013              26.566              27.911 84
                      12/31/2014              27.911              27.188 82
2.65%
                      12/31/2007              N/A              20.032 0
                      12/31/2008              20.032              14.947 31
                      12/31/2009              14.947              20.770 180
                      12/31/2010              20.770              22.909 152
                      12/31/2011              22.909              23.329 143
                      12/31/2012              23.329              26.250 137
                      12/31/2013              26.250              27.564 116
                      12/31/2014              27.564              26.837 104
2.70%
                      12/31/2007              N/A              19.844 0
                      12/31/2008              19.844              14.798 12
                      12/31/2009              14.798              20.554 53
                      12/31/2010              20.554              22.659 28
                      12/31/2011              22.659              23.063 27
                      12/31/2012              23.063              25.937 22
                      12/31/2013              25.937              27.223 21
                      12/31/2014              27.223              26.491 23
2.75%
                      12/31/2007              N/A              19.656 0
                      12/31/2008              19.656              14.651 4
                      12/31/2009              14.651              20.340 117
                      12/31/2010              20.340              22.411 100
                      12/31/2011              22.411              22.799 97
                      12/31/2012              22.799              25.629 92
                      12/31/2013              25.629              26.885 49
                      12/31/2014              26.885              26.149 46
2.80%
                      12/31/2007              N/A              19.471 0
                      12/31/2008              19.471              14.506 16
                      12/31/2009              14.506              20.128 94
                      12/31/2010              20.128              22.167 66
                      12/31/2011              22.167              22.539 67
                      12/31/2012              22.539              25.323 66
                      12/31/2013              25.323              26.552 55
                      12/31/2014              26.552              25.812 42
2.85%
                      12/31/2007              N/A              19.287 0
                      12/31/2008              19.287              14.362 4
                      12/31/2009              14.362              19.918 21
                      12/31/2010              19.918              21.925 25
                      12/31/2011              21.925              22.282 26
                      12/31/2012              22.282              25.022 21
                      12/31/2013              25.022              26.222 15
                      12/31/2014              26.222              25.479 13

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
                      12/31/2007              N/A              19.106 0
                      12/31/2008              19.106              14.219 1
                      12/31/2009              14.219              19.710 21
                      12/31/2010              19.710              21.685 29
                      12/31/2011              21.685              22.028 20
                      12/31/2012              22.028              24.724 20
                      12/31/2013              24.724              25.897 16
                      12/31/2014              25.897              25.151 20
2.95%
                      12/31/2007              N/A              18.925 0
                      12/31/2008              18.925              14.078 5
                      12/31/2009              14.078              19.505 20
                      12/31/2010              19.505              21.449 25
                      12/31/2011              21.449              21.777 12
                      12/31/2012              21.777              24.430 16
                      12/31/2013              24.430              25.576 13
                      12/31/2014              25.576              24.827 14
3.00%
                      12/31/2008              N/A              13.938 0
                      12/31/2009              13.938              19.302 8
                      12/31/2010              19.302              21.215 8
                      12/31/2011              21.215              21.528 3
                      12/31/2012              21.528              24.139 2
                      12/31/2013              24.139              25.259 3
                      12/31/2014              25.259              24.506 5
3.05%
                      12/31/2009              N/A              19.101 17
                      12/31/2010              19.101              20.983 24
                      12/31/2011              20.983              21.282 20
                      12/31/2012              21.282              23.851 19
                      12/31/2013              23.851              24.946 14
                      12/31/2014              24.946              24.190 23
3.10%
                      12/31/2009              N/A              18.902 3
                      12/31/2010              18.902              20.754 6
                      12/31/2011              20.754              21.040 14
                      12/31/2012              21.040              23.567 12
                      12/31/2013              23.567              24.636 6
                      12/31/2014              24.636              23.879 6
3.15%
                      12/31/2009              N/A              18.705 2
                      12/31/2010              18.705              20.527 2
                      12/31/2011              20.527              20.800 2
                      12/31/2012              20.800              23.287 1
                      12/31/2013              23.287              24.331 1
                      12/31/2014              24.331              23.571 2
3.20%
                      12/31/2013              N/A              22.971 1
                      12/31/2014              22.971              22.242 1
3.25%
                      12/31/2013              N/A              22.686 0
                      12/31/2014              22.686              21.955 0
3.30%
                      12/31/2013              N/A              23.437 0
                      12/31/2014              23.437              22.671 0

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

96

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.35%
                      12/31/2013              N/A              22.126 0
                      12/31/2014              22.126              21.392 0
3.40%
                      12/31/2013              N/A              21.852 0
                      12/31/2014              21.852              21.116 0
Franklin Income VIP Fund
1.65%
                      12/31/2007              N/A              46.247 257
                      12/31/2008              46.247              31.998 283
                      12/31/2009              31.998              42.677 31
                      12/31/2010              42.677              47.299 60
                      12/31/2011              47.299              47.636 297
                      12/31/2012              47.636              52.780 757
                      12/31/2013              52.780              59.154 806
                      12/31/2014              59.154              60.872 822
1.70%
                      12/31/2007              N/A              45.811 342
                      12/31/2008              45.811              31.680 349
                      12/31/2009              31.680              42.233 94
                      12/31/2010              42.233              46.782 111
                      12/31/2011              46.782              47.092 317
                      12/31/2012              47.092              52.152 868
                      12/31/2013              52.152              58.420 1047
                      12/31/2014              58.420              60.087 1103
1.75%
                      12/31/2009              N/A              41.784 0
                      12/31/2010              41.784              46.262 2
                      12/31/2011              46.262              46.546 16
                      12/31/2012              46.546              51.520 35
                      12/31/2013              51.520              57.684 38
                      12/31/2014              57.684              59.300 29
1.80%
                      12/31/2008              N/A              31.055 343
                      12/31/2009              31.055              41.357 571
                      12/31/2010              41.357              45.767 613
                      12/31/2011              45.767              46.024 664
                      12/31/2012              46.024              50.917 713
                      12/31/2013              50.917              56.980 737
                      12/31/2014              56.980              58.547 778
1.95%
                      12/31/2007              N/A              43.691 85
                      12/31/2008              43.691              30.139 71
                      12/31/2009              30.139              40.077 72
                      12/31/2010              40.077              44.284 100
                      12/31/2011              44.284              44.467 156
                      12/31/2012              44.467              49.120 288
                      12/31/2013              49.120              54.887 307
                      12/31/2014              54.887              56.312 336
2.05%
                      12/31/2008              N/A              29.544 140
                      12/31/2009              29.544              39.246 283
                      12/31/2010              39.246              43.323 286
                      12/31/2011              43.323              43.458 329
                      12/31/2012              43.458              47.957 359
                      12/31/2013              47.957              53.534 369
                      12/31/2014              53.534              54.869 371

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
                      12/31/2007              N/A              42.467 0
                      12/31/2008              42.467              29.250 296
                      12/31/2009              29.250              38.837 636
                      12/31/2010              38.837              42.850 668
                      12/31/2011              42.850              42.962 654
                      12/31/2012              42.962              47.386 644
                      12/31/2013              47.386              52.870 697
                      12/31/2014              52.870              54.161 697
2.15%
                      12/31/2008              N/A              28.960 15
                      12/31/2009              28.960              38.433 14
                      12/31/2010              38.433              42.382 15
                      12/31/2011              42.382              42.472 5
                      12/31/2012              42.472              46.822 5
                      12/31/2013              46.822              52.215 6
                      12/31/2014              52.215              53.463 9
2.20%
                      12/31/2007              N/A              41.669 0
                      12/31/2008              41.669              28.672 231
                      12/31/2009              28.672              38.032 361
                      12/31/2010              38.032              41.919 354
                      12/31/2011              41.919              41.987 327
                      12/31/2012              41.987              46.265 331
                      12/31/2013              46.265              51.567 347
                      12/31/2014              51.567              52.774 323
2.25%
                      12/31/2007              N/A              41.276 0
                      12/31/2008              41.276              28.388 143
                      12/31/2009              28.388              37.636 334
                      12/31/2010              37.636              41.462 326
                      12/31/2011              41.462              41.508 326
                      12/31/2012              41.508              45.714 323
                      12/31/2013              45.714              50.928 313
                      12/31/2014              50.928              52.093 300
2.30%
                      12/31/2009              N/A              37.244 2
                      12/31/2010              37.244              41.009 0
                      12/31/2011              41.009              41.034 2
                      12/31/2012              41.034              45.170 8
                      12/31/2013              45.170              50.296 7
                      12/31/2014              50.296              51.421 0
2.35%
                      12/31/2007              N/A              40.502 0
                      12/31/2008              40.502              27.827 343
                      12/31/2009              27.827              36.855 544
                      12/31/2010              36.855              40.561 517
                      12/31/2011              40.561              40.566 492
                      12/31/2012              40.566              44.632 512
                      12/31/2013              44.632              49.673 543
                      12/31/2014              49.673              50.758 542

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

97

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
                      12/31/2007              N/A              40.120 0
                      12/31/2008              40.120              27.551 128
                      12/31/2009              27.551              36.471 312
                      12/31/2010              36.471              40.119 284
                      12/31/2011              40.119              40.103 270
                      12/31/2012              40.103              44.100 256
                      12/31/2013              44.100              49.057 257
                      12/31/2014              49.057              50.104 254
2.45%
                      12/31/2007              N/A              39.741 0
                      12/31/2008              39.741              27.277 128
                      12/31/2009              27.277              36.091 144
                      12/31/2010              36.091              39.681 150
                      12/31/2011              39.681              39.646 136
                      12/31/2012              39.646              43.575 122
                      12/31/2013              43.575              48.448 123
                      12/31/2014              48.448              49.458 100
2.50%
                      12/31/2007              N/A              39.367 0
                      12/31/2008              39.367              27.007 239
                      12/31/2009              27.007              35.715 380
                      12/31/2010              35.715              39.247 355
                      12/31/2011              39.247              39.194 363
                      12/31/2012              39.194              43.056 365
                      12/31/2013              43.056              47.847 425
                      12/31/2014              47.847              48.820 432
2.55%
                      12/31/2007              N/A              38.995 0
                      12/31/2008              38.995              26.738 56
                      12/31/2009              26.738              35.343 150
                      12/31/2010              35.343              38.819 151
                      12/31/2011              38.819              38.746 143
                      12/31/2012              38.746              42.544 139
                      12/31/2013              42.544              47.254 126
                      12/31/2014              47.254              48.191 111
2.60%
                      12/31/2007              N/A              38.628 0
                      12/31/2008              38.628              26.473 160
                      12/31/2009              26.473              34.975 179
                      12/31/2010              34.975              38.395 149
                      12/31/2011              38.395              38.304 173
                      12/31/2012              38.304              42.037 176
                      12/31/2013              42.037              46.668 204
                      12/31/2014              46.668              47.569 235
2.65%
                      12/31/2007              N/A              38.263 0
                      12/31/2008              38.263              26.210 109
                      12/31/2009              26.210              34.610 208
                      12/31/2010              34.610              37.976 193
                      12/31/2011              37.976              37.867 208
                      12/31/2012              37.867              41.537 204
                      12/31/2013              41.537              46.089 203
                      12/31/2014              46.089              46.956 201

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
                      12/31/2007              N/A              37.903 0
                      12/31/2008              37.903              25.950 11
                      12/31/2009              25.950              34.249 41
                      12/31/2010              34.249              37.562 40
                      12/31/2011              37.562              37.435 34
                      12/31/2012              37.435              41.042 33
                      12/31/2013              41.042              45.518 33
                      12/31/2014              45.518              46.350 32
2.75%
                      12/31/2007              N/A              37.545 0
                      12/31/2008              37.545              25.692 30
                      12/31/2009              25.692              33.892 63
                      12/31/2010              33.892              37.151 52
                      12/31/2011              37.151              37.008 54
                      12/31/2012              37.008              40.553 69
                      12/31/2013              40.553              44.953 99
                      12/31/2014              44.953              45.753 150
2.80%
                      12/31/2007              N/A              37.191 0
                      12/31/2008              37.191              25.437 43
                      12/31/2009              25.437              33.539 90
                      12/31/2010              33.539              36.746 59
                      12/31/2011              36.746              36.586 45
                      12/31/2012              36.586              40.071 52
                      12/31/2013              40.071              44.396 69
                      12/31/2014              44.396              45.163 102
2.85%
                      12/31/2007              N/A              36.840 0
                      12/31/2008              36.840              25.185 5
                      12/31/2009              25.185              33.190 28
                      12/31/2010              33.190              36.345 24
                      12/31/2011              36.345              36.168 28
                      12/31/2012              36.168              39.593 31
                      12/31/2013              39.593              43.845 34
                      12/31/2014              43.845              44.580 36
2.90%
                      12/31/2007              N/A              36.493 0
                      12/31/2008              36.493              24.935 33
                      12/31/2009              24.935              32.844 61
                      12/31/2010              32.844              35.948 51
                      12/31/2011              35.948              35.756 67
                      12/31/2012              35.756              39.122 50
                      12/31/2013              39.122              43.302 49
                      12/31/2014              43.302              44.006 92
2.95%
                      12/31/2007              N/A              36.149 0
                      12/31/2008              36.149              24.687 16
                      12/31/2009              24.687              32.501 12
                      12/31/2010              32.501              35.556 18
                      12/31/2011              35.556              35.348 15
                      12/31/2012              35.348              38.656 16
                      12/31/2013              38.656              42.765 20
                      12/31/2014              42.765              43.438 31

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

98

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
                      12/31/2008              N/A              24.442 1
                      12/31/2009              24.442              32.163 3
                      12/31/2010              32.163              35.167 1
                      12/31/2011              35.167              34.944 1
                      12/31/2012              34.944              38.196 1
                      12/31/2013              38.196              42.234 9
                      12/31/2014              42.234              42.878 13
3.05%
                      12/31/2009              N/A              31.828 2
                      12/31/2010              31.828              34.783 0
                      12/31/2011              34.783              34.546 19
                      12/31/2012              34.546              37.741 1
                      12/31/2013              37.741              41.711 10
                      12/31/2014              41.711              42.325 43
3.10%
                      12/31/2009              N/A              31.496 2
                      12/31/2010              31.496              34.404 0
                      12/31/2011              34.404              34.152 0
                      12/31/2012              34.152              37.292 0
                      12/31/2013              37.292              41.193 1
                      12/31/2014              41.193              41.779 1
3.15%
                      12/31/2009              N/A              31.168 0
                      12/31/2010              31.168              34.028 0
                      12/31/2011              34.028              33.762 0
                      12/31/2012              33.762              36.848 0
                      12/31/2013              36.848              40.683 10
                      12/31/2014              40.683              41.241 22
3.20%
                      12/31/2013              N/A              39.652 2
                      12/31/2014              39.652              40.175 4
3.25%
                      12/31/2013              N/A              39.160 2
                      12/31/2014              39.160              39.657 2
3.30%
                      12/31/2013              N/A              39.188 0
                      12/31/2014              39.188              39.666 6
3.35%
                      12/31/2013              N/A              38.194 0
                      12/31/2014              38.194              38.640 2
3.40%
                      12/31/2013              N/A              37.720 0
                      12/31/2014              37.720              38.142 0
Franklin Mutual Shares VIP Fund
1.65%
                      12/31/2007              N/A              23.484 373
                      12/31/2008              23.484              14.527 413
                      12/31/2009              14.527              18.011 79
                      12/31/2010              18.011              19.700 139
                      12/31/2011              19.700              19.176 313
                      12/31/2012              19.176              21.547 400
                      12/31/2013              21.547              27.184 346
                      12/31/2014              27.184              28.644 271

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
                      12/31/2007              N/A              23.353 620
                      12/31/2008              23.353              14.439 687
                      12/31/2009              14.439              17.893 184
                      12/31/2010              17.893              19.561 206
                      12/31/2011              19.561              19.032 272
                      12/31/2012              19.032              21.374 379
                      12/31/2013              21.374              26.952 465
                      12/31/2014              26.952              28.385 400
1.75%
                      12/31/2009              N/A              17.778 1
                      12/31/2010              17.778              19.425 10
                      12/31/2011              19.425              18.890 20
                      12/31/2012              18.890              21.204 17
                      12/31/2013              21.204              26.724 41
                      12/31/2014              26.724              28.131 24
1.80%
                      12/31/2008              N/A              14.265 202
                      12/31/2009              14.265              17.659 400
                      12/31/2010              17.659              19.286 380
                      12/31/2011              19.286              18.745 382
                      12/31/2012              18.745              21.031 343
                      12/31/2013              21.031              26.494 272
                      12/31/2014              26.494              27.874 239
1.95%
                      12/31/2007              N/A              22.711 77
                      12/31/2008              22.711              14.007 79
                      12/31/2009              14.007              17.314 167
                      12/31/2010              17.314              18.881 208
                      12/31/2011              18.881              18.324 235
                      12/31/2012              18.324              20.528 247
                      12/31/2013              20.528              25.820 220
                      12/31/2014              25.820              27.125 201
2.05%
                      12/31/2008              N/A              13.837 67
                      12/31/2009              13.837              17.088 169
                      12/31/2010              17.088              18.615 255
                      12/31/2011              18.615              18.048 249
                      12/31/2012              18.048              20.199 222
                      12/31/2013              20.199              25.381 160
                      12/31/2014              25.381              26.637 125
2.10%
                      12/31/2007              N/A              22.334 0
                      12/31/2008              22.334              13.754 334
                      12/31/2009              13.754              16.976 836
                      12/31/2010              16.976              18.484 893
                      12/31/2011              18.484              17.912 861
                      12/31/2012              17.912              20.036 868
                      12/31/2013              20.036              25.164 721
                      12/31/2014              25.164              26.396 649
2.15%
                      12/31/2008              N/A              13.670 6
                      12/31/2009              13.670              16.865 22
                      12/31/2010              16.865              18.354 19
                      12/31/2011              18.354              17.777 17
                      12/31/2012              17.777              19.875 15
                      12/31/2013              19.875              24.949 12
                      12/31/2014              24.949              26.158 11

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

99

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
                      12/31/2007              N/A              22.086 0
                      12/31/2008              22.086              13.587 388
                      12/31/2009              13.587              16.754 650
                      12/31/2010              16.754              18.224 654
                      12/31/2011              18.224              17.643 643
                      12/31/2012              17.643              19.715 579
                      12/31/2013              19.715              24.736 532
                      12/31/2014              24.736              25.921 473
2.25%
                      12/31/2007              N/A              21.963 0
                      12/31/2008              21.963              13.505 214
                      12/31/2009              13.505              16.644 573
                      12/31/2010              16.644              18.096 544
                      12/31/2011              18.096              17.510 532
                      12/31/2012              17.510              19.556 504
                      12/31/2013              19.556              24.525 445
                      12/31/2014              24.525              25.687 377
2.30%
                      12/31/2009              N/A              16.535 2
                      12/31/2010              16.535              17.968 6
                      12/31/2011              17.968              17.377 7
                      12/31/2012              17.377              19.399 8
                      12/31/2013              19.399              24.315 10
                      12/31/2014              24.315              25.455 9
2.35%
                      12/31/2007              N/A              21.720 0
                      12/31/2008              21.720              13.342 523
                      12/31/2009              13.342              16.427 887
                      12/31/2010              16.427              17.841 913
                      12/31/2011              17.841              17.246 882
                      12/31/2012              17.246              19.243 814
                      12/31/2013              19.243              24.107 674
                      12/31/2014              24.107              25.225 625
2.40%
                      12/31/2007              N/A              21.599 0
                      12/31/2008              21.599              13.261 193
                      12/31/2009              13.261              16.319 550
                      12/31/2010              16.319              17.715 538
                      12/31/2011              17.715              17.116 482
                      12/31/2012              17.116              19.088 438
                      12/31/2013              19.088              23.901 394
                      12/31/2014              23.901              24.997 339
2.45%
                      12/31/2007              N/A              21.479 0
                      12/31/2008              21.479              13.181 201
                      12/31/2009              13.181              16.212 255
                      12/31/2010              16.212              17.590 268
                      12/31/2011              17.590              16.987 246
                      12/31/2012              16.987              18.934 196
                      12/31/2013              18.934              23.697 162
                      12/31/2014              23.697              24.771 107

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
                      12/31/2007              N/A              21.359 0
                      12/31/2008              21.359              13.101 385
                      12/31/2009              13.101              16.106 620
                      12/31/2010              16.106              17.466 608
                      12/31/2011              17.466              16.859 596
                      12/31/2012              16.859              18.782 541
                      12/31/2013              18.782              23.495 507
                      12/31/2014              23.495              24.547 412
2.55%
                      12/31/2007              N/A              21.241 0
                      12/31/2008              21.241              13.021 99
                      12/31/2009              13.021              16.000 361
                      12/31/2010              16.000              17.343 390
                      12/31/2011              17.343              16.731 337
                      12/31/2012              16.731              18.631 305
                      12/31/2013              18.631              23.294 288
                      12/31/2014              23.294              24.325 227
2.60%
                      12/31/2007              N/A              21.122 0
                      12/31/2008              21.122              12.942 179
                      12/31/2009              12.942              15.895 250
                      12/31/2010              15.895              17.221 240
                      12/31/2011              17.221              16.605 219
                      12/31/2012              16.605              18.481 192
                      12/31/2013              18.481              23.095 207
                      12/31/2014              23.095              24.105 210
2.65%
                      12/31/2007              N/A              21.005 0
                      12/31/2008              21.005              12.864 222
                      12/31/2009              12.864              15.791 369
                      12/31/2010              15.791              17.099 367
                      12/31/2011              17.099              16.480 360
                      12/31/2012              16.480              18.332 334
                      12/31/2013              18.332              22.898 313
                      12/31/2014              22.898              23.887 268
2.70%
                      12/31/2007              N/A              20.888 0
                      12/31/2008              20.888              12.786 23
                      12/31/2009              12.786              15.687 81
                      12/31/2010              15.687              16.979 85
                      12/31/2011              16.979              16.355 66
                      12/31/2012              16.355              18.184 55
                      12/31/2013              18.184              22.702 46
                      12/31/2014              22.702              23.671 37
2.75%
                      12/31/2007              N/A              20.772 0
                      12/31/2008              20.772              12.709 27
                      12/31/2009              12.709              15.584 54
                      12/31/2010              15.584              16.859 51
                      12/31/2011              16.859              16.232 49
                      12/31/2012              16.232              18.038 41
                      12/31/2013              18.038              22.508 96
                      12/31/2014              22.508              23.457 127

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

100

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
                      12/31/2007              N/A              20.656 0
                      12/31/2008              20.656              12.632 48
                      12/31/2009              12.632              15.482 123
                      12/31/2010              15.482              16.740 108
                      12/31/2011              16.740              16.109 93
                      12/31/2012              16.109              17.893 76
                      12/31/2013              17.893              22.316 62
                      12/31/2014              22.316              23.245 55
2.85%
                      12/31/2007              N/A              20.541 0
                      12/31/2008              20.541              12.555 11
                      12/31/2009              12.555              15.381 68
                      12/31/2010              15.381              16.622 72
                      12/31/2011              16.622              15.988 63
                      12/31/2012              15.988              17.749 58
                      12/31/2013              17.749              22.125 56
                      12/31/2014              22.125              23.035 52
2.90%
                      12/31/2007              N/A              20.427 0
                      12/31/2008              20.427              12.479 19
                      12/31/2009              12.479              15.280 26
                      12/31/2010              15.280              16.505 25
                      12/31/2011              16.505              15.867 25
                      12/31/2012              15.867              17.606 21
                      12/31/2013              17.606              21.936 48
                      12/31/2014              21.936              22.827 78
2.95%
                      12/31/2007              N/A              20.314 0
                      12/31/2008              20.314              12.403 25
                      12/31/2009              12.403              15.180 40
                      12/31/2010              15.180              16.388 42
                      12/31/2011              16.388              15.747 38
                      12/31/2012              15.747              17.464 36
                      12/31/2013              17.464              21.749 30
                      12/31/2014              21.749              22.620 28
3.00%
                      12/31/2008              N/A              12.328 0
                      12/31/2009              12.328              15.080 0
                      12/31/2010              15.080              16.273 2
                      12/31/2011              16.273              15.628 0
                      12/31/2012              15.628              17.324 0
                      12/31/2013              17.324              21.563 12
                      12/31/2014              21.563              22.416 16
3.05%
                      12/31/2009              N/A              14.981 3
                      12/31/2010              14.981              16.158 0
                      12/31/2011              16.158              15.510 0
                      12/31/2012              15.510              17.184 0
                      12/31/2013              17.184              21.379 7
                      12/31/2014              21.379              22.213 59
3.10%
                      12/31/2009              N/A              14.883 0
                      12/31/2010              14.883              16.044 0
                      12/31/2011              16.044              15.393 0
                      12/31/2012              15.393              17.046 0
                      12/31/2013              17.046              21.196 1
                      12/31/2014              21.196              22.012 1

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
                      12/31/2009              N/A              14.785 0
                      12/31/2010              14.785              15.931 0
                      12/31/2011              15.931              15.277 0
                      12/31/2012              15.277              16.909 0
                      12/31/2013              16.909              21.015 11
                      12/31/2014              21.015              21.813 17
3.20%
                      12/31/2013              N/A              21.543 1
                      12/31/2014              21.543              22.350 6
3.25%
                      12/31/2013              N/A              21.359 0
                      12/31/2014              21.359              22.148 0
3.30%
                      12/31/2013              N/A              20.481 0
                      12/31/2014              20.481              21.227 9
3.35%
                      12/31/2013              N/A              20.995 0
                      12/31/2014              20.995              21.749 4
3.40%
                      12/31/2013              N/A              20.815 0
                      12/31/2014              20.815              21.553 0
Franklin U.S. Government Securities VIP Fund
1.65%
                      12/31/2007              N/A              25.001 9
                      12/31/2008              25.001              26.457 13
                      12/31/2009              26.457              26.829 25
                      12/31/2010              26.829              27.784 268
                      12/31/2011              27.784              28.883 601
                      12/31/2012              28.883              28.944 869
                      12/31/2013              28.944              27.833 591
                      12/31/2014              27.833              28.304 597
1.70%
                      12/31/2007              N/A              24.767 38
                      12/31/2008              24.767              26.196 86
                      12/31/2009              26.196              26.551 144
                      12/31/2010              26.551              27.483 371
                      12/31/2011              27.483              28.555 586
                      12/31/2012              28.555              28.601 788
                      12/31/2013              28.601              27.490 713
                      12/31/2014              27.490              27.941 696
1.75%
                      12/31/2009              N/A              26.193 14
                      12/31/2010              26.193              27.098 41
                      12/31/2011              27.098              28.142 65
                      12/31/2012              28.142              28.173 101
                      12/31/2013              28.173              27.064 47
                      12/31/2014              27.064              27.495 43
1.80%
                      12/31/2008              N/A              25.682 78
                      12/31/2009              25.682              26.004 202
                      12/31/2010              26.004              26.890 249
                      12/31/2011              26.890              27.911 226
                      12/31/2012              27.911              27.928 245
                      12/31/2013              27.928              26.816 226
                      12/31/2014              26.816              27.229 240

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

101

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
                      12/31/2007              N/A              23.629 0
                      12/31/2008              23.629              24.930 13
                      12/31/2009              24.930              25.205 101
                      12/31/2010              25.205              26.024 245
                      12/31/2011              26.024              26.972 352
                      12/31/2012              26.972              26.948 342
                      12/31/2013              26.948              25.836 337
                      12/31/2014              25.836              26.194 326
2.05%
                      12/31/2008              N/A              24.440 40
                      12/31/2009              24.440              24.685 58
                      12/31/2010              24.685              25.462 53
                      12/31/2011              25.462              26.364 58
                      12/31/2012              26.364              26.313 58
                      12/31/2013              26.313              25.202 46
                      12/31/2014              25.202              25.526 40
2.10%
                      12/31/2007              N/A              22.971 0
                      12/31/2008              22.971              24.199 108
                      12/31/2009              24.199              24.430 226
                      12/31/2010              24.430              25.186 262
                      12/31/2011              25.186              26.065 194
                      12/31/2012              26.065              26.002 195
                      12/31/2013              26.002              24.891 181
                      12/31/2014              24.891              25.199 157
2.15%
                      12/31/2008              N/A              23.961 7
                      12/31/2009              23.961              24.177 18
                      12/31/2010              24.177              24.913 16
                      12/31/2011              24.913              25.769 15
                      12/31/2012              25.769              25.694 30
                      12/31/2013              25.694              24.584 23
                      12/31/2014              24.584              24.876 16
2.20%
                      12/31/2007              N/A              22.543 0
                      12/31/2008              22.543              23.725 137
                      12/31/2009              23.725              23.926 193
                      12/31/2010              23.926              24.642 177
                      12/31/2011              24.642              25.477 181
                      12/31/2012              25.477              25.390 243
                      12/31/2013              25.390              24.281 200
                      12/31/2014              24.281              24.557 201
2.25%
                      12/31/2007              N/A              22.332 0
                      12/31/2008              22.332              23.491 40
                      12/31/2009              23.491              23.679 186
                      12/31/2010              23.679              24.375 198
                      12/31/2011              24.375              25.188 176
                      12/31/2012              25.188              25.089 174
                      12/31/2013              25.089              23.982 125
                      12/31/2014              23.982              24.242 116

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
                      12/31/2009              N/A              23.434 5
                      12/31/2010              23.434              24.111 4
                      12/31/2011              24.111              24.902 3
                      12/31/2012              24.902              24.792 4
                      12/31/2013              24.792              23.686 3
                      12/31/2014              23.686              23.931 3
2.35%
                      12/31/2007              N/A              21.916 0
                      12/31/2008              21.916              23.030 148
                      12/31/2009              23.030              23.191 494
                      12/31/2010              23.191              23.849 468
                      12/31/2011              23.849              24.620 567
                      12/31/2012              24.620              24.498 458
                      12/31/2013              24.498              23.394 311
                      12/31/2014              23.394              23.624 295
2.40%
                      12/31/2007              N/A              21.711 0
                      12/31/2008              21.711              22.803 85
                      12/31/2009              22.803              22.951 215
                      12/31/2010              22.951              23.590 133
                      12/31/2011              23.590              24.340 104
                      12/31/2012              24.340              24.208 93
                      12/31/2013              24.208              23.105 82
                      12/31/2014              23.105              23.321 69
2.45%
                      12/31/2007              N/A              21.507 0
                      12/31/2008              21.507              22.578 50
                      12/31/2009              22.578              22.713 98
                      12/31/2010              22.713              23.334 95
                      12/31/2011              23.334              24.064 120
                      12/31/2012              24.064              23.922 123
                      12/31/2013              23.922              22.820 69
                      12/31/2014              22.820              23.021 61
2.50%
                      12/31/2007              N/A              21.306 0
                      12/31/2008              21.306              22.355 118
                      12/31/2009              22.355              22.478 439
                      12/31/2010              22.478              23.081 485
                      12/31/2011              23.081              23.791 414
                      12/31/2012              23.791              23.639 326
                      12/31/2013              23.639              22.539 267
                      12/31/2014              22.539              22.726 245
2.55%
                      12/31/2007              N/A              21.106 0
                      12/31/2008              21.106              22.135 25
                      12/31/2009              22.135              22.245 53
                      12/31/2010              22.245              22.831 67
                      12/31/2011              22.831              23.522 63
                      12/31/2012              23.522              23.359 50
                      12/31/2013              23.359              22.261 47
                      12/31/2014              22.261              22.435 47

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

102

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
                      12/31/2007              N/A              20.909 0
                      12/31/2008              20.909              21.916 87
                      12/31/2009              21.916              22.015 243
                      12/31/2010              22.015              22.583 255
                      12/31/2011              22.583              23.255 235
                      12/31/2012              23.255              23.082 227
                      12/31/2013              23.082              21.986 150
                      12/31/2014              21.986              22.147 148
2.65%
                      12/31/2007              N/A              20.713 0
                      12/31/2008              20.713              21.700 86
                      12/31/2009              21.700              21.787 371
                      12/31/2010              21.787              22.338 310
                      12/31/2011              22.338              22.991 302
                      12/31/2012              22.991              22.809 284
                      12/31/2013              22.809              21.715 227
                      12/31/2014              21.715              21.863 221
2.70%
                      12/31/2007              N/A              20.519 0
                      12/31/2008              20.519              21.486 18
                      12/31/2009              21.486              21.561 24
                      12/31/2010              21.561              22.096 36
                      12/31/2011              22.096              22.730 26
                      12/31/2012              22.730              22.539 20
                      12/31/2013              22.539              21.447 17
                      12/31/2014              21.447              21.582 19
2.75%
                      12/31/2007              N/A              20.327 0
                      12/31/2008              20.327              21.274 13
                      12/31/2009              21.274              21.338 81
                      12/31/2010              21.338              21.856 96
                      12/31/2011              21.856              22.472 88
                      12/31/2012              22.472              22.272 91
                      12/31/2013              22.272              21.183 54
                      12/31/2014              21.183              21.305 61
2.80%
                      12/31/2007              N/A              20.137 0
                      12/31/2008              20.137              21.065 30
                      12/31/2009              21.065              21.117 194
                      12/31/2010              21.117              21.619 146
                      12/31/2011              21.619              22.217 138
                      12/31/2012              22.217              22.008 138
                      12/31/2013              22.008              20.921 100
                      12/31/2014              20.921              21.032 98
2.85%
                      12/31/2007              N/A              19.948 0
                      12/31/2008              19.948              20.857 10
                      12/31/2009              20.857              20.898 16
                      12/31/2010              20.898              21.384 14
                      12/31/2011              21.384              21.965 14
                      12/31/2012              21.965              21.748 28
                      12/31/2013              21.748              20.663 16
                      12/31/2014              20.663              20.762 17

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
                      12/31/2007              N/A              19.761 0
                      12/31/2008              19.761              20.651 7
                      12/31/2009              20.651              20.682 83
                      12/31/2010              20.682              21.152 71
                      12/31/2011              21.152              21.716 115
                      12/31/2012              21.716              21.490 58
                      12/31/2013              21.490              20.408 23
                      12/31/2014              20.408              20.496 18
2.95%
                      12/31/2007              N/A              19.576 0
                      12/31/2008              19.576              20.448 14
                      12/31/2009              20.448              20.468 97
                      12/31/2010              20.468              20.923 65
                      12/31/2011              20.923              21.470 72
                      12/31/2012              21.470              21.236 40
                      12/31/2013              21.236              20.157 32
                      12/31/2014              20.157              20.233 42
3.00%
                      12/31/2008              N/A              20.246 0
                      12/31/2009              20.246              20.256 1
                      12/31/2010              20.256              20.696 0
                      12/31/2011              20.696              21.226 8
                      12/31/2012              21.226              20.984 8
                      12/31/2013              20.984              19.908 8
                      12/31/2014              19.908              19.973 7
3.05%
                      12/31/2009              N/A              20.046 27
                      12/31/2010              20.046              20.471 23
                      12/31/2011              20.471              20.986 95
                      12/31/2012              20.986              20.736 23
                      12/31/2013              20.736              19.663 9
                      12/31/2014              19.663              19.717 10
3.10%
                      12/31/2009              N/A              19.838 76
                      12/31/2010              19.838              20.249 54
                      12/31/2011              20.249              20.747 34
                      12/31/2012              20.747              20.490 22
                      12/31/2013              20.490              19.420 19
                      12/31/2014              19.420              19.464 19
3.15%
                      12/31/2009              N/A              19.633 1
                      12/31/2010              19.633              20.029 1
                      12/31/2011              20.029              20.512 0
                      12/31/2012              20.512              20.248 0
                      12/31/2013              20.248              19.180 0
                      12/31/2014              19.180              19.215 1
3.20%
                      12/31/2013              N/A              18.441 0
                      12/31/2014              18.441              18.465 0
3.25%
                      12/31/2013              N/A              18.214 0
                      12/31/2014              18.214              18.228 0
3.30%
                      12/31/2013              N/A              18.479 0
                      12/31/2014              18.479              18.485 0

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

103

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.35%
                      12/31/2013              N/A              17.767 0
                      12/31/2014              17.767              17.763 0
3.40%
                      12/31/2013              N/A              17.548 0
                      12/31/2014              17.548              17.535 0
JPMorgan Insurance Trust Core Bond Portfolio
1.65%
                      12/31/2014              N/A              13.221 7
1.70%
                      12/31/2014              N/A              13.166 38
1.75%
                      12/31/2014              N/A              13.111 0
1.95%
                      12/31/2014              N/A              12.893 5
2.05%
                      12/31/2014              N/A              12.786 0
MFS VIT Total Return Bond Portfolio
1.65%
                      12/31/2014              N/A              17.112 94
1.70%
                      12/31/2014              N/A              16.987 139
1.75%
                      12/31/2014              N/A              16.862 63
1.95%
                      12/31/2014              N/A              16.374 67
2.05%
                      12/31/2014              N/A              16.135 0
PIMCO EqS Pathfinder Portfolio
1.65%
                      12/31/2010              N/A              10.320 20
                      12/31/2011              10.320              9.672 449
                      12/31/2012              9.672              10.443 521
                      12/31/2013              10.443              12.244 466
                      12/31/2014              12.244              12.152 375
1.70%
                      12/31/2010              N/A              10.316 12
                      12/31/2011              10.316              9.664 727
                      12/31/2012              9.664              10.429 718
                      12/31/2013              10.429              12.221 686
                      12/31/2014              12.221              12.124 535
1.75%
                      12/31/2010              N/A              10.313 1
                      12/31/2011              10.313              9.656 74
                      12/31/2012              9.656              10.415 44
                      12/31/2013              10.415              12.199 32
                      12/31/2014              12.199              12.095 26
1.80%
                      12/31/2010              N/A              10.309 3
                      12/31/2011              10.309              9.648 756
                      12/31/2012              9.648              10.401 721
                      12/31/2013              10.401              12.176 601
                      12/31/2014              12.176              12.067 561

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
                      12/31/2010              N/A              10.299 6
                      12/31/2011              10.299              9.624 586
                      12/31/2012              9.624              10.359 565
                      12/31/2013              10.359              12.109 508
                      12/31/2014              12.109              11.983 398
2.05%
                      12/31/2010              N/A              10.292 0
                      12/31/2011              10.292              9.608 371
                      12/31/2012              9.608              10.332 367
                      12/31/2013              10.332              12.065 259
                      12/31/2014              12.065              11.927 211
2.10%
                      12/31/2010              N/A              10.289 4
                      12/31/2011              10.289              9.600 999
                      12/31/2012              9.600              10.318 871
                      12/31/2013              10.318              12.043 757
                      12/31/2014              12.043              11.899 667
2.15%
                      12/31/2010              N/A              10.285 1
                      12/31/2011              10.285              9.592 49
                      12/31/2012              9.592              10.304 48
                      12/31/2013              10.304              12.021 44
                      12/31/2014              12.021              11.871 44
2.20%
                      12/31/2010              N/A              10.282 2
                      12/31/2011              10.282              9.584 1048
                      12/31/2012              9.584              10.290 1042
                      12/31/2013              10.290              11.998 921
                      12/31/2014              11.998              11.844 817
2.25%
                      12/31/2010              N/A              10.278 0
                      12/31/2011              10.278              9.576 733
                      12/31/2012              9.576              10.276 700
                      12/31/2013              10.276              11.976 604
                      12/31/2014              11.976              11.816 511
2.30%
                      12/31/2010              N/A              10.275 0
                      12/31/2011              10.275              9.568 1
                      12/31/2012              9.568              10.263 2
                      12/31/2013              10.263              11.954 1
                      12/31/2014              11.954              11.788 1
2.35%
                      12/31/2010              N/A              10.271 13
                      12/31/2011              10.271              9.560 1293
                      12/31/2012              9.560              10.249 1251
                      12/31/2013              10.249              11.932 1072
                      12/31/2014              11.932              11.761 941
2.40%
                      12/31/2010              N/A              10.268 0
                      12/31/2011              10.268              9.552 571
                      12/31/2012              9.552              10.235 560
                      12/31/2013              10.235              11.911 495
                      12/31/2014              11.911              11.733 463

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

104

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.45%
                      12/31/2010              N/A              10.264 0
                      12/31/2011              10.264              9.544 357
                      12/31/2012              9.544              10.222 350
                      12/31/2013              10.222              11.889 255
                      12/31/2014              11.889              11.706 229
2.50%
                      12/31/2010              N/A              10.261 1
                      12/31/2011              10.261              9.536 880
                      12/31/2012              9.536              10.208 848
                      12/31/2013              10.208              11.867 780
                      12/31/2014              11.867              11.679 692
2.55%
                      12/31/2010              N/A              10.257 0
                      12/31/2011              10.257              9.528 614
                      12/31/2012              9.528              10.194 588
                      12/31/2013              10.194              11.845 556
                      12/31/2014              11.845              11.651 495
2.60%
                      12/31/2010              N/A              10.254 1
                      12/31/2011              10.254              9.520 378
                      12/31/2012              9.520              10.181 415
                      12/31/2013              10.181              11.823 354
                      12/31/2014              11.823              11.624 366
2.65%
                      12/31/2010              N/A              10.250 0
                      12/31/2011              10.250              9.512 618
                      12/31/2012              9.512              10.167 547
                      12/31/2013              10.167              11.802 469
                      12/31/2014              11.802              11.597 413
2.70%
                      12/31/2010              N/A              10.247 0
                      12/31/2011              10.247              9.504 93
                      12/31/2012              9.504              10.153 66
                      12/31/2013              10.153              11.780 50
                      12/31/2014              11.780              11.570 38
2.75%
                      12/31/2010              N/A              10.244 0
                      12/31/2011              10.244              9.496 142
                      12/31/2012              9.496              10.140 140
                      12/31/2013              10.140              11.758 146
                      12/31/2014              11.758              11.543 162
2.80%
                      12/31/2010              N/A              10.240 0
                      12/31/2011              10.240              9.488 173
                      12/31/2012              9.488              10.126 130
                      12/31/2013              10.126              11.737 99
                      12/31/2014              11.737              11.516 82
2.85%
                      12/31/2010              N/A              10.237 0
                      12/31/2011              10.237              9.480 78
                      12/31/2012              9.480              10.113 76
                      12/31/2013              10.113              11.715 55
                      12/31/2014              11.715              11.489 37

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
                      12/31/2010              N/A              10.233 12
                      12/31/2011              10.233              9.472 138
                      12/31/2012              9.472              10.099 105
                      12/31/2013              10.099              11.694 98
                      12/31/2014              11.694              11.462 111
2.95%
                      12/31/2010              N/A              10.230 0
                      12/31/2011              10.230              9.464 70
                      12/31/2012              9.464              10.086 68
                      12/31/2013              10.086              11.672 60
                      12/31/2014              11.672              11.435 27
3.00%
                      12/31/2010              N/A              10.226 0
                      12/31/2011              10.226              9.457 1
                      12/31/2012              9.457              10.072 1
                      12/31/2013              10.072              11.651 16
                      12/31/2014              11.651              11.409 16
3.05%
                      12/31/2013              N/A              11.469 15
                      12/31/2014              11.469              11.225 30
3.10%
                      12/31/2013              N/A              11.448 0
                      12/31/2014              11.448              11.199 1
3.15%
                      12/31/2013              N/A              11.427 8
                      12/31/2014              11.427              11.172 15
3.20%
                      12/31/2013              N/A              11.405 4
                      12/31/2014              11.405              11.146 4
3.25%
                      12/31/2013              N/A              11.384 0
                      12/31/2014              11.384              11.120 0
3.30%
                      12/31/2013              N/A              11.363 0
                      12/31/2014              11.363              11.093 6
3.35%
                      12/31/2013              N/A              11.342 0
                      12/31/2014              11.342              11.067 0
3.40%
                      12/31/2013              N/A              11.320 0
                      12/31/2014              11.320              11.041 0
PIMCO VIT All Asset Portfolio
1.65%
                      12/31/2007              N/A              12.834 53
                      12/31/2008              12.834              10.624 97
                      12/31/2009              10.624              12.704 201
                      12/31/2010              12.704              14.132 1459
                      12/31/2011              14.132              14.173 3008
                      12/31/2012              14.173              16.024 4199
                      12/31/2013              16.024              15.805 3561
                      12/31/2014              15.805              15.620 2873

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

105

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
                      12/31/2007              N/A              12.811 42
                      12/31/2008              12.811              10.599 77
                      12/31/2009              10.599              12.668 164
                      12/31/2010              12.668              14.085 1261
                      12/31/2011              14.085              14.119 2220
                      12/31/2012              14.119              15.954 3214
                      12/31/2013              15.954              15.728 3123
                      12/31/2014              15.728              15.536 2769
1.75%
                      12/31/2009              N/A              13.367 4
                      12/31/2010              13.367              14.855 200
                      12/31/2011              14.855              14.883 445
                      12/31/2012              14.883              16.809 584
                      12/31/2013              16.809              16.563 456
                      12/31/2014              16.563              16.352 229
1.80%
                      12/31/2008              N/A              10.550 128
                      12/31/2009              10.550              12.597 378
                      12/31/2010              12.597              13.992 509
                      12/31/2011              13.992              14.011 644
                      12/31/2012              14.011              15.816 875
                      12/31/2013              15.816              15.577 871
                      12/31/2014              15.577              15.371 844
1.95%
                      12/31/2007              N/A              12.694 3
                      12/31/2008              12.694              10.476 9
                      12/31/2009              10.476              12.490 214
                      12/31/2010              12.490              13.852 689
                      12/31/2011              13.852              13.851 1116
                      12/31/2012              13.851              15.612 1361
                      12/31/2013              15.612              15.352 1161
                      12/31/2014              15.352              15.127 918
2.05%
                      12/31/2008              N/A              10.427 262
                      12/31/2009              10.427              12.419 243
                      12/31/2010              12.419              13.760 308
                      12/31/2011              13.760              13.745 342
                      12/31/2012              13.745              15.477 380
                      12/31/2013              15.477              15.204 324
                      12/31/2014              15.204              14.966 275
2.10%
                      12/31/2007              N/A              12.624 0
                      12/31/2008              12.624              10.403 175
                      12/31/2009              10.403              12.384 340
                      12/31/2010              12.384              13.714 380
                      12/31/2011              13.714              13.692 420
                      12/31/2012              13.692              15.410 457
                      12/31/2013              15.410              15.131 458
                      12/31/2014              15.131              14.887 407
2.15%
                      12/31/2008              N/A              10.378 8
                      12/31/2009              10.378              12.349 6
                      12/31/2010              12.349              13.669 11
                      12/31/2011              13.669              13.640 9
                      12/31/2012              13.640              15.343 11
                      12/31/2013              15.343              15.058 10
                      12/31/2014              15.058              14.807 10

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
                      12/31/2007              N/A              12.578 0
                      12/31/2008              12.578              10.354 122
                      12/31/2009              10.354              12.314 316
                      12/31/2010              12.314              13.623 395
                      12/31/2011              13.623              13.588 406
                      12/31/2012              13.588              15.277 456
                      12/31/2013              15.277              14.985 359
                      12/31/2014              14.985              14.729 312
2.25%
                      12/31/2007              N/A              12.555 0
                      12/31/2008              12.555              10.330 42
                      12/31/2009              10.330              12.279 161
                      12/31/2010              12.279              13.578 218
                      12/31/2011              13.578              13.536 272
                      12/31/2012              13.536              15.211 313
                      12/31/2013              15.211              14.913 268
                      12/31/2014              14.913              14.650 252
2.30%
                      12/31/2009              N/A              12.244 0
                      12/31/2010              12.244              13.532 0
                      12/31/2011              13.532              13.484 0
                      12/31/2012              13.484              15.145 6
                      12/31/2013              15.145              14.841 8
                      12/31/2014              14.841              14.572 14
2.35%
                      12/31/2007              N/A              12.509 0
                      12/31/2008              12.509              10.282 233
                      12/31/2009              10.282              12.210 973
                      12/31/2010              12.210              13.487 1180
                      12/31/2011              13.487              13.432 1271
                      12/31/2012              13.432              15.079 1360
                      12/31/2013              15.079              14.769 1278
                      12/31/2014              14.769              14.495 1070
2.40%
                      12/31/2007              N/A              12.486 0
                      12/31/2008              12.486              10.258 43
                      12/31/2009              10.258              12.175 97
                      12/31/2010              12.175              13.442 135
                      12/31/2011              13.442              13.381 162
                      12/31/2012              13.381              15.014 185
                      12/31/2013              15.014              14.698 193
                      12/31/2014              14.698              14.417 159
2.45%
                      12/31/2007              N/A              12.463 0
                      12/31/2008              12.463              10.234 131
                      12/31/2009              10.234              12.141 209
                      12/31/2010              12.141              13.398 223
                      12/31/2011              13.398              13.330 260
                      12/31/2012              13.330              14.949 283
                      12/31/2013              14.949              14.627 271
                      12/31/2014              14.627              14.341 230

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

106

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
                      12/31/2007              N/A              12.440 0
                      12/31/2008              12.440              10.210 103
                      12/31/2009              10.210              12.106 811
                      12/31/2010              12.106              13.353 1108
                      12/31/2011              13.353              13.279 1068
                      12/31/2012              13.279              14.884 1090
                      12/31/2013              14.884              14.556 1032
                      12/31/2014              14.556              14.264 890
2.55%
                      12/31/2007              N/A              12.417 0
                      12/31/2008              12.417              10.186 19
                      12/31/2009              10.186              12.072 64
                      12/31/2010              12.072              13.308 73
                      12/31/2011              13.308              13.228 82
                      12/31/2012              13.228              14.820 83
                      12/31/2013              14.820              14.486 69
                      12/31/2014              14.486              14.188 49
2.60%
                      12/31/2007              N/A              12.394 0
                      12/31/2008              12.394              10.162 170
                      12/31/2009              10.162              12.038 476
                      12/31/2010              12.038              13.264 515
                      12/31/2011              13.264              13.177 566
                      12/31/2012              13.177              14.756 565
                      12/31/2013              14.756              14.416 530
                      12/31/2014              14.416              14.113 495
2.65%
                      12/31/2007              N/A              12.372 0
                      12/31/2008              12.372              10.139 55
                      12/31/2009              10.139              12.004 400
                      12/31/2010              12.004              13.220 472
                      12/31/2011              13.220              13.127 525
                      12/31/2012              13.127              14.692 565
                      12/31/2013              14.692              14.347 509
                      12/31/2014              14.347              14.038 460
2.70%
                      12/31/2007              N/A              12.349 0
                      12/31/2008              12.349              10.115 9
                      12/31/2009              10.115              11.970 58
                      12/31/2010              11.970              13.176 85
                      12/31/2011              13.176              13.076 85
                      12/31/2012              13.076              14.628 87
                      12/31/2013              14.628              14.277 90
                      12/31/2014              14.277              13.963 60
2.75%
                      12/31/2007              N/A              12.326 0
                      12/31/2008              12.326              10.091 16
                      12/31/2009              10.091              11.936 320
                      12/31/2010              11.936              13.132 325
                      12/31/2011              13.132              13.026 384
                      12/31/2012              13.026              14.565 405
                      12/31/2013              14.565              14.208 329
                      12/31/2014              14.208              13.889 278

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
                      12/31/2007              N/A              12.304 0
                      12/31/2008              12.304              10.068 12
                      12/31/2009              10.068              11.902 173
                      12/31/2010              11.902              13.088 242
                      12/31/2011              13.088              12.977 225
                      12/31/2012              12.977              14.502 237
                      12/31/2013              14.502              14.140 225
                      12/31/2014              14.140              13.815 205
2.85%
                      12/31/2007              N/A              12.281 0
                      12/31/2008              12.281              10.044 3
                      12/31/2009              10.044              11.868 56
                      12/31/2010              11.868              13.045 57
                      12/31/2011              13.045              12.927 62
                      12/31/2012              12.927              14.439 68
                      12/31/2013              14.439              14.072 61
                      12/31/2014              14.072              13.741 60
2.90%
                      12/31/2007              N/A              12.259 0
                      12/31/2008              12.259              10.021 9
                      12/31/2009              10.021              11.834 126
                      12/31/2010              11.834              13.001 150
                      12/31/2011              13.001              12.877 155
                      12/31/2012              12.877              14.377 167
                      12/31/2013              14.377              14.004 135
                      12/31/2014              14.004              13.668 128
2.95%
                      12/31/2007              N/A              12.236 0
                      12/31/2008              12.236              9.997 7
                      12/31/2009              9.997              11.801 55
                      12/31/2010              11.801              12.958 84
                      12/31/2011              12.958              12.828 70
                      12/31/2012              12.828              14.314 87
                      12/31/2013              14.314              13.936 69
                      12/31/2014              13.936              13.595 67
3.00%
                      12/31/2008              N/A              9.974 0
                      12/31/2009              9.974              11.767 13
                      12/31/2010              11.767              12.915 15
                      12/31/2011              12.915              12.779 12
                      12/31/2012              12.779              14.252 24
                      12/31/2013              14.252              13.869 12
                      12/31/2014              13.869              13.523 21
3.05%
                      12/31/2009              N/A              11.734 79
                      12/31/2010              11.734              12.872 69
                      12/31/2011              12.872              12.730 60
                      12/31/2012              12.730              14.191 69
                      12/31/2013              14.191              13.802 35
                      12/31/2014              13.802              13.451 40
3.10%
                      12/31/2009              N/A              11.701 29
                      12/31/2010              11.701              12.829 35
                      12/31/2011              12.829              12.681 31
                      12/31/2012              12.681              14.129 34
                      12/31/2013              14.129              13.735 34
                      12/31/2014              13.735              13.379 29

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

107

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
                      12/31/2009              N/A              11.668 6
                      12/31/2010              11.668              12.786 6
                      12/31/2011              12.786              12.633 6
                      12/31/2012              12.633              14.068 4
                      12/31/2013              14.068              13.669 3
                      12/31/2014              13.669              13.308 8
3.20%
                      12/31/2013              N/A              14.343 1
                      12/31/2014              14.343              13.957 2
3.25%
                      12/31/2013              N/A              14.266 0
                      12/31/2014              14.266              13.875 0
3.30%
                      12/31/2013              N/A              13.472 0
                      12/31/2014              13.472              13.096 5
3.35%
                      12/31/2013              N/A              14.114 0
                      12/31/2014              14.114              13.714 2
3.40%
                      12/31/2013              N/A              14.039 0
                      12/31/2014              14.039              13.634 0
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.65%
                      12/31/2007              N/A              12.730 54
                      12/31/2008              12.730              7.038 105
                      12/31/2009              7.038              9.798 55
                      12/31/2010              9.798              12.001 198
                      12/31/2011              12.001              10.913 349
                      12/31/2012              10.913              11.312 352
                      12/31/2013              11.312              9.491 285
                      12/31/2014              9.491              7.616 210
1.70%
                      12/31/2007              N/A              12.713 113
                      12/31/2008              12.713              7.025 247
                      12/31/2009              7.025              9.775 134
                      12/31/2010              9.775              11.967 267
                      12/31/2011              11.967              10.877 453
                      12/31/2012              10.877              11.269 441
                      12/31/2013              11.269              9.450 424
                      12/31/2014              9.450              7.579 323
1.75%
                      12/31/2009              N/A              9.752 4
                      12/31/2010              9.752              11.933 16
                      12/31/2011              11.933              10.841 25
                      12/31/2012              10.841              11.226 24
                      12/31/2013              11.226              9.409 20
                      12/31/2014              9.409              7.542 13
1.80%
                      12/31/2008              N/A              7.000 241
                      12/31/2009              7.000              9.730 445
                      12/31/2010              9.730              11.900 381
                      12/31/2011              11.900              10.804 356
                      12/31/2012              10.804              11.183 327
                      12/31/2013              11.183              9.369 326
                      12/31/2014              9.369              7.506 220

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
                      12/31/2007              N/A              12.629 13
                      12/31/2008              12.629              6.961 34
                      12/31/2009              6.961              9.662 218
                      12/31/2010              9.662              11.799 262
                      12/31/2011              11.799              10.697 315
                      12/31/2012              10.697              11.054 299
                      12/31/2013              11.054              9.247 300
                      12/31/2014              9.247              7.398 269
2.05%
                      12/31/2008              N/A              6.935 101
                      12/31/2009              6.935              9.617 144
                      12/31/2010              9.617              11.732 108
                      12/31/2011              11.732              10.626 151
                      12/31/2012              10.626              10.970 115
                      12/31/2013              10.970              9.167 76
                      12/31/2014              9.167              7.327 41
2.10%
                      12/31/2007              N/A              12.578 0
                      12/31/2008              12.578              6.923 288
                      12/31/2009              6.923              9.594 507
                      12/31/2010              9.594              11.699 470
                      12/31/2011              11.699              10.590 415
                      12/31/2012              10.590              10.928 406
                      12/31/2013              10.928              9.128 431
                      12/31/2014              9.128              7.291 388
2.15%
                      12/31/2008              N/A              6.910 15
                      12/31/2009              6.910              9.572 17
                      12/31/2010              9.572              11.665 18
                      12/31/2011              11.665              10.555 11
                      12/31/2012              10.555              10.886 7
                      12/31/2013              10.886              9.088 8
                      12/31/2014              9.088              7.256 8
2.20%
                      12/31/2007              N/A              12.544 0
                      12/31/2008              12.544              6.897 414
                      12/31/2009              6.897              9.549 694
                      12/31/2010              9.549              11.632 630
                      12/31/2011              11.632              10.520 642
                      12/31/2012              10.520              10.844 592
                      12/31/2013              10.844              9.049 640
                      12/31/2014              9.049              7.221 627
2.25%
                      12/31/2007              N/A              12.528 0
                      12/31/2008              12.528              6.885 159
                      12/31/2009              6.885              9.527 387
                      12/31/2010              9.527              11.599 446
                      12/31/2011              11.599              10.485 417
                      12/31/2012              10.485              10.803 404
                      12/31/2013              10.803              9.010 395
                      12/31/2014              9.010              7.186 408
2.30%
                      12/31/2009              N/A              9.505 7
                      12/31/2010              9.505              11.566 3
                      12/31/2011              11.566              10.450 1
                      12/31/2012              10.450              10.761 0
                      12/31/2013              10.761              8.971 0
                      12/31/2014              8.971              7.151 0

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

108

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
                      12/31/2007              N/A              12.494 0
                      12/31/2008              12.494              6.859 513
                      12/31/2009              6.859              9.483 852
                      12/31/2010              9.483              11.534 783
                      12/31/2011              11.534              10.415 748
                      12/31/2012              10.415              10.720 685
                      12/31/2013              10.720              8.932 693
                      12/31/2014              8.932              7.117 681
2.40%
                      12/31/2007              N/A              12.478 0
                      12/31/2008              12.478              6.847 187
                      12/31/2009              6.847              9.460 275
                      12/31/2010              9.460              11.501 307
                      12/31/2011              11.501              10.380 301
                      12/31/2012              10.380              10.679 296
                      12/31/2013              10.679              8.893 282
                      12/31/2014              8.893              7.083 249
2.45%
                      12/31/2007              N/A              12.461 0
                      12/31/2008              12.461              6.834 182
                      12/31/2009              6.834              9.438 252
                      12/31/2010              9.438              11.468 241
                      12/31/2011              11.468              10.346 204
                      12/31/2012              10.346              10.638 193
                      12/31/2013              10.638              8.855 194
                      12/31/2014              8.855              7.048 170
2.50%
                      12/31/2007              N/A              12.444 0
                      12/31/2008              12.444              6.822 360
                      12/31/2009              6.822              9.416 569
                      12/31/2010              9.416              11.436 514
                      12/31/2011              11.436              10.311 530
                      12/31/2012              10.311              10.597 484
                      12/31/2013              10.597              8.816 467
                      12/31/2014              8.816              7.014 480
2.55%
                      12/31/2007              N/A              12.428 0
                      12/31/2008              12.428              6.809 88
                      12/31/2009              6.809              9.394 253
                      12/31/2010              9.394              11.403 234
                      12/31/2011              11.403              10.277 255
                      12/31/2012              10.277              10.557 218
                      12/31/2013              10.557              8.778 223
                      12/31/2014              8.778              6.980 195
2.60%
                      12/31/2007              N/A              12.411 0
                      12/31/2008              12.411              6.797 120
                      12/31/2009              6.797              9.372 180
                      12/31/2010              9.372              11.371 148
                      12/31/2011              11.371              10.243 158
                      12/31/2012              10.243              10.516 137
                      12/31/2013              10.516              8.740 181
                      12/31/2014              8.740              6.947 214

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
                      12/31/2007              N/A              12.394 0
                      12/31/2008              12.394              6.784 218
                      12/31/2009              6.784              9.350 341
                      12/31/2010              9.350              11.339 442
                      12/31/2011              11.339              10.208 396
                      12/31/2012              10.208              10.476 398
                      12/31/2013              10.476              8.702 322
                      12/31/2014              8.702              6.913 310
2.70%
                      12/31/2007              N/A              12.378 0
                      12/31/2008              12.378              6.772 48
                      12/31/2009              6.772              9.329 107
                      12/31/2010              9.329              11.307 107
                      12/31/2011              11.307              10.174 105
                      12/31/2012              10.174              10.436 75
                      12/31/2013              10.436              8.664 76
                      12/31/2014              8.664              6.880 88
2.75%
                      12/31/2007              N/A              12.361 0
                      12/31/2008              12.361              6.759 36
                      12/31/2009              6.759              9.307 75
                      12/31/2010              9.307              11.275 101
                      12/31/2011              11.275              10.141 98
                      12/31/2012              10.141              10.396 98
                      12/31/2013              10.396              8.627 79
                      12/31/2014              8.627              6.847 82
2.80%
                      12/31/2007              N/A              12.345 0
                      12/31/2008              12.345              6.747 80
                      12/31/2009              6.747              9.285 160
                      12/31/2010              9.285              11.243 100
                      12/31/2011              11.243              10.107 101
                      12/31/2012              10.107              10.356 84
                      12/31/2013              10.356              8.590 84
                      12/31/2014              8.590              6.813 74
2.85%
                      12/31/2007              N/A              12.328 0
                      12/31/2008              12.328              6.734 22
                      12/31/2009              6.734              9.263 54
                      12/31/2010              9.263              11.211 56
                      12/31/2011              11.211              10.073 51
                      12/31/2012              10.073              10.316 47
                      12/31/2013              10.316              8.552 55
                      12/31/2014              8.552              6.781 39
2.90%
                      12/31/2007              N/A              12.312 0
                      12/31/2008              12.312              6.722 43
                      12/31/2009              6.722              9.242 63
                      12/31/2010              9.242              11.179 51
                      12/31/2011              11.179              10.040 48
                      12/31/2012              10.040              10.277 45
                      12/31/2013              10.277              8.515 61
                      12/31/2014              8.515              6.748 83

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

109

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.95%
                      12/31/2007              N/A              12.295 0
                      12/31/2008              12.295              6.710 46
                      12/31/2009              6.710              9.220 65
                      12/31/2010              9.220              11.147 46
                      12/31/2011              11.147              10.006 53
                      12/31/2012              10.006              10.237 43
                      12/31/2013              10.237              8.478 49
                      12/31/2014              8.478              6.715 50
3.00%
                      12/31/2008              N/A              6.697 3
                      12/31/2009              6.697              9.199 7
                      12/31/2010              9.199              11.116 9
                      12/31/2011              11.116              9.973 6
                      12/31/2012              9.973              10.198 5
                      12/31/2013              10.198              8.442 5
                      12/31/2014              8.442              6.683 9
3.05%
                      12/31/2009              N/A              9.177 9
                      12/31/2010              9.177              11.084 0
                      12/31/2011              11.084              9.940 0
                      12/31/2012              9.940              10.159 0
                      12/31/2013              10.159              8.405 2
                      12/31/2014              8.405              6.651 43
3.10%
                      12/31/2009              N/A              9.156 21
                      12/31/2010              9.156              11.053 3
                      12/31/2011              11.053              9.906 0
                      12/31/2012              9.906              10.120 0
                      12/31/2013              10.120              8.369 0
                      12/31/2014              8.369              6.618 0
3.15%
                      12/31/2009              N/A              9.134 2
                      12/31/2010              9.134              11.022 0
                      12/31/2011              11.022              9.873 0
                      12/31/2012              9.873              10.081 0
                      12/31/2013              10.081              8.333 10
                      12/31/2014              8.333              6.586 20
3.20%
                      12/31/2013              N/A              9.220 0
                      12/31/2014              9.220              7.285 0
3.25%
                      12/31/2013              N/A              9.177 0
                      12/31/2014              9.177              7.246 0
3.30%
                      12/31/2013              N/A              8.225 0
                      12/31/2014              8.225              6.492 7
3.35%
                      12/31/2013              N/A              9.090 0
                      12/31/2014              9.090              7.171 19
3.40%
                      12/31/2013              N/A              9.046 0
                      12/31/2014              9.046              7.133 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
PIMCO VIT Emerging Markets Bond Portfolio
1.65%
                      12/31/2007              N/A              12.205 23
                      12/31/2008              12.205              10.253 29
                      12/31/2009              10.253              13.170 133
                      12/31/2010              13.170              14.530 999
                      12/31/2011              14.530              15.198 1423
                      12/31/2012              15.198              17.624 1339
                      12/31/2013              17.624              16.128 1325
                      12/31/2014              16.128              16.106 1208
1.70%
                      12/31/2007              N/A              12.189 127
                      12/31/2008              12.189              10.234 134
                      12/31/2009              10.234              13.139 207
                      12/31/2010              13.139              14.489 1138
                      12/31/2011              14.489              15.148 1556
                      12/31/2012              15.148              17.557 1435
                      12/31/2013              17.557              16.058 1421
                      12/31/2014              16.058              16.028 1313
1.75%
                      12/31/2009              N/A              13.108 10
                      12/31/2010              13.108              14.448 80
                      12/31/2011              14.448              15.097 272
                      12/31/2012              15.097              17.490 241
                      12/31/2013              17.490              15.989 211
                      12/31/2014              15.989              15.951 128
1.80%
                      12/31/2008              N/A              10.196 47
                      12/31/2009              10.196              13.077 134
                      12/31/2010              13.077              14.407 203
                      12/31/2011              14.407              15.047 190
                      12/31/2012              15.047              17.423 173
                      12/31/2013              17.423              15.919 190
                      12/31/2014              15.919              15.874 195
1.95%
                      12/31/2007              N/A              12.108 15
                      12/31/2008              12.108              10.140 13
                      12/31/2009              10.140              12.986 93
                      12/31/2010              12.986              14.285 377
                      12/31/2011              14.285              14.897 474
                      12/31/2012              14.897              17.223 453
                      12/31/2013              17.223              15.713 414
                      12/31/2014              15.713              15.645 332
2.05%
                      12/31/2008              N/A              10.103 16
                      12/31/2009              10.103              12.925 61
                      12/31/2010              12.925              14.204 139
                      12/31/2011              14.204              14.798 149
                      12/31/2012              14.798              17.091 120
                      12/31/2013              17.091              15.578 101
                      12/31/2014              15.578              15.494 77

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

110

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
                      12/31/2007              N/A              12.059 0
                      12/31/2008              12.059              10.084 71
                      12/31/2009              10.084              12.895 143
                      12/31/2010              12.895              14.164 169
                      12/31/2011              14.164              14.748 147
                      12/31/2012              14.748              17.026 152
                      12/31/2013              17.026              15.510 151
                      12/31/2014              15.510              15.419 130
2.15%
                      12/31/2008              N/A              10.066 1
                      12/31/2009              10.066              12.865 5
                      12/31/2010              12.865              14.124 10
                      12/31/2011              14.124              14.699 1
                      12/31/2012              14.699              16.960 2
                      12/31/2013              16.960              15.443 2
                      12/31/2014              15.443              15.345 2
2.20%
                      12/31/2007              N/A              12.027 0
                      12/31/2008              12.027              10.047 126
                      12/31/2009              10.047              12.835 219
                      12/31/2010              12.835              14.084 296
                      12/31/2011              14.084              14.650 241
                      12/31/2012              14.650              16.895 226
                      12/31/2013              16.895              15.376 233
                      12/31/2014              15.376              15.271 183
2.25%
                      12/31/2007              N/A              12.011 0
                      12/31/2008              12.011              10.029 22
                      12/31/2009              10.029              12.805 88
                      12/31/2010              12.805              14.044 133
                      12/31/2011              14.044              14.602 156
                      12/31/2012              14.602              16.831 155
                      12/31/2013              16.831              15.310 153
                      12/31/2014              15.310              15.197 95
2.30%
                      12/31/2009              N/A              12.775 1
                      12/31/2010              12.775              14.004 3
                      12/31/2011              14.004              14.553 0
                      12/31/2012              14.553              16.766 0
                      12/31/2013              16.766              15.243 0
                      12/31/2014              15.243              15.124 0
2.35%
                      12/31/2007              N/A              11.979 0
                      12/31/2008              11.979              9.992 109
                      12/31/2009              9.992              12.745 374
                      12/31/2010              12.745              13.964 576
                      12/31/2011              13.964              14.504 485
                      12/31/2012              14.504              16.702 453
                      12/31/2013              16.702              15.177 397
                      12/31/2014              15.177              15.051 327

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
                      12/31/2007              N/A              11.963 0
                      12/31/2008              11.963              9.974 63
                      12/31/2009              9.974              12.716 148
                      12/31/2010              12.716              13.925 183
                      12/31/2011              13.925              14.456 174
                      12/31/2012              14.456              16.638 149
                      12/31/2013              16.638              15.111 149
                      12/31/2014              15.111              14.978 128
2.45%
                      12/31/2007              N/A              11.947 0
                      12/31/2008              11.947              9.955 48
                      12/31/2009              9.955              12.686 59
                      12/31/2010              12.686              13.885 106
                      12/31/2011              13.885              14.408 83
                      12/31/2012              14.408              16.574 69
                      12/31/2013              16.574              15.046 46
                      12/31/2014              15.046              14.906 43
2.50%
                      12/31/2007              N/A              11.931 0
                      12/31/2008              11.931              9.937 90
                      12/31/2009              9.937              12.656 259
                      12/31/2010              12.656              13.846 351
                      12/31/2011              13.846              14.360 265
                      12/31/2012              14.360              16.511 231
                      12/31/2013              16.511              14.981 194
                      12/31/2014              14.981              14.834 157
2.55%
                      12/31/2007              N/A              11.915 0
                      12/31/2008              11.915              9.919 26
                      12/31/2009              9.919              12.627 78
                      12/31/2010              12.627              13.807 112
                      12/31/2011              13.807              14.312 89
                      12/31/2012              14.312              16.447 75
                      12/31/2013              16.447              14.916 81
                      12/31/2014              14.916              14.762 77
2.60%
                      12/31/2007              N/A              11.899 0
                      12/31/2008              11.899              9.901 40
                      12/31/2009              9.901              12.597 120
                      12/31/2010              12.597              13.767 227
                      12/31/2011              13.767              14.264 193
                      12/31/2012              14.264              16.384 152
                      12/31/2013              16.384              14.851 88
                      12/31/2014              14.851              14.691 102
2.65%
                      12/31/2007              N/A              11.883 0
                      12/31/2008              11.883              9.882 42
                      12/31/2009              9.882              12.568 162
                      12/31/2010              12.568              13.728 205
                      12/31/2011              13.728              14.217 175
                      12/31/2012              14.217              16.321 164
                      12/31/2013              16.321              14.787 169
                      12/31/2014              14.787              14.620 157

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

111

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
                      12/31/2007              N/A              11.867 0
                      12/31/2008              11.867              9.864 11
                      12/31/2009              9.864              12.538 53
                      12/31/2010              12.538              13.690 55
                      12/31/2011              13.690              14.169 28
                      12/31/2012              14.169              16.259 26
                      12/31/2013              16.259              14.723 24
                      12/31/2014              14.723              14.549 25
2.75%
                      12/31/2007              N/A              11.851 0
                      12/31/2008              11.851              9.846 19
                      12/31/2009              9.846              12.509 63
                      12/31/2010              12.509              13.651 75
                      12/31/2011              13.651              14.122 73
                      12/31/2012              14.122              16.197 53
                      12/31/2013              16.197              14.659 47
                      12/31/2014              14.659              14.479 93
2.80%
                      12/31/2007              N/A              11.835 0
                      12/31/2008              11.835              9.828 9
                      12/31/2009              9.828              12.480 111
                      12/31/2010              12.480              13.612 141
                      12/31/2011              13.612              14.075 88
                      12/31/2012              14.075              16.135 82
                      12/31/2013              16.135              14.596 83
                      12/31/2014              14.596              14.409 65
2.85%
                      12/31/2007              N/A              11.820 0
                      12/31/2008              11.820              9.810 6
                      12/31/2009              9.810              12.451 25
                      12/31/2010              12.451              13.573 31
                      12/31/2011              13.573              14.028 31
                      12/31/2012              14.028              16.073 29
                      12/31/2013              16.073              14.533 17
                      12/31/2014              14.533              14.339 12
2.90%
                      12/31/2007              N/A              11.804 0
                      12/31/2008              11.804              9.792 11
                      12/31/2009              9.792              12.422 48
                      12/31/2010              12.422              13.535 44
                      12/31/2011              13.535              13.982 37
                      12/31/2012              13.982              16.011 38
                      12/31/2013              16.011              14.470 31
                      12/31/2014              14.470              14.270 39
2.95%
                      12/31/2007              N/A              11.788 0
                      12/31/2008              11.788              9.774 4
                      12/31/2009              9.774              12.393 72
                      12/31/2010              12.393              13.497 39
                      12/31/2011              13.497              13.935 17
                      12/31/2012              13.935              15.950 29
                      12/31/2013              15.950              14.407 17
                      12/31/2014              14.407              14.201 18

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
                      12/31/2008              N/A              9.756 0
                      12/31/2009              9.756              12.364 6
                      12/31/2010              12.364              13.458 6
                      12/31/2011              13.458              13.889 5
                      12/31/2012              13.889              15.889 4
                      12/31/2013              15.889              14.345 5
                      12/31/2014              14.345              14.133 2
3.05%
                      12/31/2009              N/A              12.335 20
                      12/31/2010              12.335              13.420 26
                      12/31/2011              13.420              13.842 25
                      12/31/2012              13.842              15.828 26
                      12/31/2013              15.828              14.282 10
                      12/31/2014              14.282              14.064 11
3.10%
                      12/31/2009              N/A              12.306 17
                      12/31/2010              12.306              13.382 31
                      12/31/2011              13.382              13.796 21
                      12/31/2012              13.796              15.767 21
                      12/31/2013              15.767              14.221 6
                      12/31/2014              14.221              13.997 6
3.15%
                      12/31/2009              N/A              12.277 3
                      12/31/2010              12.277              13.344 21
                      12/31/2011              13.344              13.750 2
                      12/31/2012              13.750              15.707 1
                      12/31/2013              15.707              14.159 3
                      12/31/2014              14.159              13.929 4
3.20%
                      12/31/2013              N/A              22.102 0
                      12/31/2014              22.102              21.732 0
3.25%
                      12/31/2013              N/A              21.978 0
                      12/31/2014              21.978              21.599 0
3.30%
                      12/31/2013              N/A              13.976 0
                      12/31/2014              13.976              13.728 0
3.35%
                      12/31/2013              N/A              21.731 0
                      12/31/2014              21.731              21.335 1
3.40%
                      12/31/2013              N/A              21.609 0
                      12/31/2014              21.609              21.205 0
PIMCO VIT Global Advantage Strategy Bond Portfolio
1.65%
                      12/31/2011              N/A              9.797 608
                      12/31/2012              9.797              10.233 990
                      12/31/2013              10.233              9.749 1003
                      12/31/2014              9.749              9.446 1007
1.70%
                      12/31/2011              N/A              9.794 358
                      12/31/2012              9.794              10.224 839
                      12/31/2013              10.224              9.736 1132
                      12/31/2014              9.736              9.429 1111

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

112

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
                      12/31/2011              N/A              9.791 28
                      12/31/2012              9.791              10.216 47
                      12/31/2013              10.216              9.723 26
                      12/31/2014              9.723              9.411 19
1.80%
                      12/31/2011              N/A              9.788 7
                      12/31/2012              9.788              10.207 11
                      12/31/2013              10.207              9.710 9
                      12/31/2014              9.710              9.394 16
1.95%
                      12/31/2011              N/A              9.778 234
                      12/31/2012              9.778              10.182 387
                      12/31/2013              10.182              9.671 291
                      12/31/2014              9.671              9.342 273
2.05%
                      12/31/2011              N/A              9.771 17
                      12/31/2012              9.771              10.164 21
                      12/31/2013              10.164              9.645 22
                      12/31/2014              9.645              9.308 18
2.10%
                      12/31/2011              N/A              9.768 5
                      12/31/2012              9.768              10.156 11
                      12/31/2013              10.156              9.632 28
                      12/31/2014              9.632              9.291 33
2.15%
                      12/31/2011              N/A              9.765 1
                      12/31/2012              9.765              10.147 0
                      12/31/2013              10.147              9.619 0
                      12/31/2014              9.619              9.274 0
2.20%
                      12/31/2011              N/A              9.761 29
                      12/31/2012              9.761              10.139 38
                      12/31/2013              10.139              9.606 43
                      12/31/2014              9.606              9.257 51
2.25%
                      12/31/2011              N/A              9.758 12
                      12/31/2012              9.758              10.130 22
                      12/31/2013              10.130              9.593 22
                      12/31/2014              9.593              9.240 28
2.30%
                      12/31/2011              N/A              9.755 6
                      12/31/2012              9.755              10.122 11
                      12/31/2013              10.122              9.581 12
                      12/31/2014              9.581              9.223 0
2.35%
                      12/31/2011              N/A              9.752 59
                      12/31/2012              9.752              10.113 58
                      12/31/2013              10.113              9.568 52
                      12/31/2014              9.568              9.206 60
2.40%
                      12/31/2011              N/A              9.748 7
                      12/31/2012              9.748              10.105 22
                      12/31/2013              10.105              9.555 25
                      12/31/2014              9.555              9.189 36

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.45%
                      12/31/2011              N/A              9.745 24
                      12/31/2012              9.745              10.097 6
                      12/31/2013              10.097              9.542 21
                      12/31/2014              9.542              9.172 14
2.50%
                      12/31/2011              N/A              9.742 60
                      12/31/2012              9.742              10.088 70
                      12/31/2013              10.088              9.529 49
                      12/31/2014              9.529              9.155 53
2.55%
                      12/31/2011              N/A              9.738 1
                      12/31/2012              9.738              10.080 4
                      12/31/2013              10.080              9.517 9
                      12/31/2014              9.517              9.139 4
2.60%
                      12/31/2011              N/A              9.735 40
                      12/31/2012              9.735              10.071 40
                      12/31/2013              10.071              9.504 49
                      12/31/2014              9.504              9.122 36
2.65%
                      12/31/2011              N/A              9.732 48
                      12/31/2012              9.732              10.063 6
                      12/31/2013              10.063              9.491 15
                      12/31/2014              9.491              9.105 7
2.70%
                      12/31/2011              N/A              9.729 1
                      12/31/2012              9.729              10.054 3
                      12/31/2013              10.054              9.479 10
                      12/31/2014              9.479              9.088 2
2.75%
                      12/31/2011              N/A              9.725 12
                      12/31/2012              9.725              10.046 16
                      12/31/2013              10.046              9.466 11
                      12/31/2014              9.466              9.072 15
2.80%
                      12/31/2011              N/A              9.722 6
                      12/31/2012              9.722              10.037 6
                      12/31/2013              10.037              9.453 4
                      12/31/2014              9.453              9.055 2
2.85%
                      12/31/2011              N/A              9.719 5
                      12/31/2012              9.719              10.029 5
                      12/31/2013              10.029              9.441 4
                      12/31/2014              9.441              9.038 4
2.90%
                      12/31/2011              N/A              9.716 66
                      12/31/2012              9.716              10.021 159
                      12/31/2013              10.021              9.428 0
                      12/31/2014              9.428              9.022 0
2.95%
                      12/31/2011              N/A              9.712 1
                      12/31/2012              9.712              10.012 1
                      12/31/2013              10.012              9.415 2
                      12/31/2014              9.415              9.005 4

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

113

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
                      12/31/2011              N/A              9.709 0
                      12/31/2012              9.709              10.004 0
                      12/31/2013              10.004              9.403 0
                      12/31/2014              9.403              8.989 0
3.05%
                      12/31/2011              N/A              9.706 66
                      12/31/2012              9.706              9.995 155
                      12/31/2013              9.995              9.390 0
                      12/31/2014              9.390              8.972 0
3.10%
                      12/31/2011              N/A              9.703 0
                      12/31/2012              9.703              9.987 0
                      12/31/2013              9.987              9.378 0
                      12/31/2014              9.378              8.956 0
3.15%
                      12/31/2011              N/A              9.699 0
                      12/31/2012              9.699              9.979 0
                      12/31/2013              9.979              9.365 0
                      12/31/2014              9.365              8.939 0
3.20%
                      12/31/2013              N/A              9.348 0
                      12/31/2014              9.348              8.918 0
3.25%
                      12/31/2013              N/A              9.335 0
                      12/31/2014              9.335              8.902 0
3.30%
                      12/31/2013              N/A              9.323 0
                      12/31/2014              9.323              8.886 0
3.35%
                      12/31/2013              N/A              9.310 0
                      12/31/2014              9.310              8.869 0
3.40%
                      12/31/2013              N/A              9.297 0
                      12/31/2014              9.297              8.852 0
PIMCO VIT Global Bond Portfolio (Unhedged)
1.65%
                      12/31/2007              N/A              10.371 34
                      12/31/2008              10.371              10.114 56
                      12/31/2009              10.114              11.627 43
                      12/31/2010              11.627              12.770 371
                      12/31/2011              12.770              13.513 523
                      12/31/2012              13.513              14.214 512
                      12/31/2013              14.214              12.796 507
                      12/31/2014              12.796              12.872 434
1.70%
                      12/31/2007              N/A              10.357 212
                      12/31/2008              10.357              10.096 223
                      12/31/2009              10.096              11.600 137
                      12/31/2010              11.600              12.734 595
                      12/31/2011              12.734              13.468 736
                      12/31/2012              13.468              14.159 709
                      12/31/2013              14.159              12.741 752
                      12/31/2014              12.741              12.809 738

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
                      12/31/2009              N/A              11.572 5
                      12/31/2010              11.572              12.698 19
                      12/31/2011              12.698              13.423 42
                      12/31/2012              13.423              14.105 39
                      12/31/2013              14.105              12.685 23
                      12/31/2014              12.685              12.748 22
1.80%
                      12/31/2008              N/A              10.059 91
                      12/31/2009              10.059              11.545 199
                      12/31/2010              11.545              12.662 174
                      12/31/2011              12.662              13.378 154
                      12/31/2012              13.378              14.051 154
                      12/31/2013              14.051              12.630 155
                      12/31/2014              12.630              12.686 158
1.95%
                      12/31/2007              N/A              10.288 26
                      12/31/2008              10.288              10.003 30
                      12/31/2009              10.003              11.465 113
                      12/31/2010              11.465              12.554 222
                      12/31/2011              12.554              13.245 335
                      12/31/2012              13.245              13.890 287
                      12/31/2013              13.890              12.467 303
                      12/31/2014              12.467              12.503 288
2.05%
                      12/31/2008              N/A              9.967 93
                      12/31/2009              9.967              11.411 58
                      12/31/2010              11.411              12.483 76
                      12/31/2011              12.483              13.157 91
                      12/31/2012              13.157              13.784 88
                      12/31/2013              13.784              12.359 90
                      12/31/2014              12.359              12.383 87
2.10%
                      12/31/2007              N/A              10.247 0
                      12/31/2008              10.247              9.948 100
                      12/31/2009              9.948              11.385 161
                      12/31/2010              11.385              12.448 142
                      12/31/2011              12.448              13.113 124
                      12/31/2012              13.113              13.731 152
                      12/31/2013              13.731              12.306 144
                      12/31/2014              12.306              12.323 123
2.15%
                      12/31/2008              N/A              9.930 6
                      12/31/2009              9.930              11.358 4
                      12/31/2010              11.358              12.412 4
                      12/31/2011              12.412              13.069 3
                      12/31/2012              13.069              13.678 2
                      12/31/2013              13.678              12.252 2
                      12/31/2014              12.252              12.263 2
2.20%
                      12/31/2007              N/A              10.219 0
                      12/31/2008              10.219              9.912 188
                      12/31/2009              9.912              11.331 277
                      12/31/2010              11.331              12.377 257
                      12/31/2011              12.377              13.026 225
                      12/31/2012              13.026              13.626 208
                      12/31/2013              13.626              12.199 211
                      12/31/2014              12.199              12.204 191

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

114

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
                      12/31/2007              N/A              10.206 0
                      12/31/2008              10.206              9.894 70
                      12/31/2009              9.894              11.305 133
                      12/31/2010              11.305              12.342 158
                      12/31/2011              12.342              12.982 143
                      12/31/2012              12.982              13.574 156
                      12/31/2013              13.574              12.147 133
                      12/31/2014              12.147              12.145 128
2.30%
                      12/31/2009              N/A              11.279 2
                      12/31/2010              11.279              12.307 0
                      12/31/2011              12.307              12.939 0
                      12/31/2012              12.939              13.522 0
                      12/31/2013              13.522              12.094 0
                      12/31/2014              12.094              12.087 0
2.35%
                      12/31/2007              N/A              10.178 0
                      12/31/2008              10.178              9.857 246
                      12/31/2009              9.857              11.252 494
                      12/31/2010              11.252              12.272 467
                      12/31/2011              12.272              12.896 391
                      12/31/2012              12.896              13.470 354
                      12/31/2013              13.470              12.042 326
                      12/31/2014              12.042              12.028 275
2.40%
                      12/31/2007              N/A              10.165 0
                      12/31/2008              10.165              9.839 73
                      12/31/2009              9.839              11.226 208
                      12/31/2010              11.226              12.237 234
                      12/31/2011              12.237              12.853 169
                      12/31/2012              12.853              13.418 141
                      12/31/2013              13.418              11.989 133
                      12/31/2014              11.989              11.970 162
2.45%
                      12/31/2007              N/A              10.151 0
                      12/31/2008              10.151              9.821 58
                      12/31/2009              9.821              11.200 94
                      12/31/2010              11.200              12.203 106
                      12/31/2011              12.203              12.810 91
                      12/31/2012              12.810              13.367 73
                      12/31/2013              13.367              11.937 68
                      12/31/2014              11.937              11.912 60
2.50%
                      12/31/2007              N/A              10.138 0
                      12/31/2008              10.138              9.803 186
                      12/31/2009              9.803              11.174 338
                      12/31/2010              11.174              12.168 305
                      12/31/2011              12.168              12.767 265
                      12/31/2012              12.767              13.316 246
                      12/31/2013              13.316              11.886 215
                      12/31/2014              11.886              11.855 194

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
                      12/31/2007              N/A              10.124 0
                      12/31/2008              10.124              9.785 37
                      12/31/2009              9.785              11.147 106
                      12/31/2010              11.147              12.134 98
                      12/31/2011              12.134              12.725 87
                      12/31/2012              12.725              13.265 70
                      12/31/2013              13.265              11.834 58
                      12/31/2014              11.834              11.798 59
2.60%
                      12/31/2007              N/A              10.111 0
                      12/31/2008              10.111              9.767 71
                      12/31/2009              9.767              11.121 121
                      12/31/2010              11.121              12.099 130
                      12/31/2011              12.099              12.682 112
                      12/31/2012              12.682              13.214 104
                      12/31/2013              13.214              11.783 109
                      12/31/2014              11.783              11.741 91
2.65%
                      12/31/2007              N/A              10.097 0
                      12/31/2008              10.097              9.749 99
                      12/31/2009              9.749              11.095 237
                      12/31/2010              11.095              12.065 253
                      12/31/2011              12.065              12.640 249
                      12/31/2012              12.640              13.163 230
                      12/31/2013              13.163              11.732 188
                      12/31/2014              11.732              11.684 167
2.70%
                      12/31/2007              N/A              10.084 0
                      12/31/2008              10.084              9.731 31
                      12/31/2009              9.731              11.069 50
                      12/31/2010              11.069              12.031 61
                      12/31/2011              12.031              12.598 43
                      12/31/2012              12.598              13.113 35
                      12/31/2013              13.113              11.681 28
                      12/31/2014              11.681              11.628 24
2.75%
                      12/31/2007              N/A              10.070 0
                      12/31/2008              10.070              9.713 23
                      12/31/2009              9.713              11.044 88
                      12/31/2010              11.044              11.997 84
                      12/31/2011              11.997              12.556 69
                      12/31/2012              12.556              13.062 64
                      12/31/2013              13.062              11.631 64
                      12/31/2014              11.631              11.571 60
2.80%
                      12/31/2007              N/A              10.057 0
                      12/31/2008              10.057              9.695 27
                      12/31/2009              9.695              11.018 92
                      12/31/2010              11.018              11.963 105
                      12/31/2011              11.963              12.514 86
                      12/31/2012              12.514              13.012 79
                      12/31/2013              13.012              11.580 77
                      12/31/2014              11.580              11.515 72

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

115

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
                      12/31/2007              N/A              10.043 0
                      12/31/2008              10.043              9.678 2
                      12/31/2009              9.678              10.992 10
                      12/31/2010              10.992              11.929 19
                      12/31/2011              11.929              12.473 4
                      12/31/2012              12.473              12.962 4
                      12/31/2013              12.962              11.530 6
                      12/31/2014              11.530              11.460 6
2.90%
                      12/31/2007              N/A              10.030 0
                      12/31/2008              10.030              9.660 12
                      12/31/2009              9.660              10.966 57
                      12/31/2010              10.966              11.895 53
                      12/31/2011              11.895              12.431 39
                      12/31/2012              12.431              12.913 36
                      12/31/2013              12.913              11.480 37
                      12/31/2014              11.480              11.405 39
2.95%
                      12/31/2007              N/A              10.016 0
                      12/31/2008              10.016              9.642 6
                      12/31/2009              9.642              10.941 66
                      12/31/2010              10.941              11.861 76
                      12/31/2011              11.861              12.390 61
                      12/31/2012              12.390              12.863 62
                      12/31/2013              12.863              11.430 47
                      12/31/2014              11.430              11.349 43
3.00%
                      12/31/2008              N/A              9.624 1
                      12/31/2009              9.624              10.915 4
                      12/31/2010              10.915              11.828 7
                      12/31/2011              11.828              12.348 7
                      12/31/2012              12.348              12.814 10
                      12/31/2013              12.814              11.381 2
                      12/31/2014              11.381              11.295 2
3.05%
                      12/31/2009              N/A              10.890 20
                      12/31/2010              10.890              11.794 15
                      12/31/2011              11.794              12.307 15
                      12/31/2012              12.307              12.765 12
                      12/31/2013              12.765              11.332 8
                      12/31/2014              11.332              11.240 8
3.10%
                      12/31/2009              N/A              10.864 19
                      12/31/2010              10.864              11.761 18
                      12/31/2011              11.761              12.266 20
                      12/31/2012              12.266              12.716 21
                      12/31/2013              12.716              11.283 17
                      12/31/2014              11.283              11.186 14
3.15%
                      12/31/2009              N/A              10.839 5
                      12/31/2010              10.839              11.727 5
                      12/31/2011              11.727              12.225 5
                      12/31/2012              12.225              12.667 6
                      12/31/2013              12.667              11.234 7
                      12/31/2014              11.234              11.132 8

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.20%
                      12/31/2013              N/A              15.188 0
                      12/31/2014              15.188              15.043 0
3.25%
                      12/31/2013              N/A              15.098 0
                      12/31/2014              15.098              14.946 0
3.30%
                      12/31/2013              N/A              11.088 0
                      12/31/2014              11.088              10.971 0
3.35%
                      12/31/2013              N/A              14.917 0
                      12/31/2014              14.917              14.753 0
3.40%
                      12/31/2013              N/A              14.828 0
                      12/31/2014              14.828              14.657 0
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
1.65%
                      12/31/2009              N/A              10.006 85
                      12/31/2010              10.006              10.960 2429
                      12/31/2011              10.960              10.594 5248
                      12/31/2012              10.594              11.344 5592
                      12/31/2013              11.344              10.280 4702
                      12/31/2014              10.280              10.587 3619
1.70%
                      12/31/2009              N/A              10.005 66
                      12/31/2010              10.005              10.953 1769
                      12/31/2011              10.953              10.582 3530
                      12/31/2012              10.582              11.326 3742
                      12/31/2013              11.326              10.259 3603
                      12/31/2014              10.259              10.560 3111
1.75%
                      12/31/2009              N/A              10.004 4
                      12/31/2010              10.004              10.947 309
                      12/31/2011              10.947              10.571 740
                      12/31/2012              10.571              11.308 723
                      12/31/2013              11.308              10.237 642
                      12/31/2014              10.237              10.533 221
1.80%
                      12/31/2009              N/A              10.003 4
                      12/31/2010              10.003              10.940 93
                      12/31/2011              10.940              10.559 118
                      12/31/2012              10.559              11.290 104
                      12/31/2013              11.290              10.216 55
                      12/31/2014              10.216              10.505 36
1.95%
                      12/31/2009              N/A              10.000 18
                      12/31/2010              10.000              10.921 564
                      12/31/2011              10.921              10.524 1162
                      12/31/2012              10.524              11.236 1193
                      12/31/2013              11.236              10.152 1126
                      12/31/2014              10.152              10.424 899
2.05%
                      12/31/2009              N/A              9.998 2
                      12/31/2010              9.998              10.908 59
                      12/31/2011              10.908              10.501 133
                      12/31/2012              10.501              11.200 118
                      12/31/2013              11.200              10.109 103
                      12/31/2014              10.109              10.370 80

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

116

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
                      12/31/2009              N/A              9.997 15
                      12/31/2010              9.997              10.901 192
                      12/31/2011              10.901              10.490 254
                      12/31/2012              10.490              11.182 308
                      12/31/2013              11.182              10.088 231
                      12/31/2014              10.088              10.343 210
2.15%
                      12/31/2009              N/A              9.996 0
                      12/31/2010              9.996              10.895 25
                      12/31/2011              10.895              10.478 24
                      12/31/2012              10.478              11.164 26
                      12/31/2013              11.164              10.067 22
                      12/31/2014              10.067              10.316 20
2.20%
                      12/31/2009              N/A              9.995 38
                      12/31/2010              9.995              10.888 240
                      12/31/2011              10.888              10.467 275
                      12/31/2012              10.467              11.146 183
                      12/31/2013              11.146              10.046 120
                      12/31/2014              10.046              10.289 92
2.25%
                      12/31/2009              N/A              9.994 7
                      12/31/2010              9.994              10.882 182
                      12/31/2011              10.882              10.455 123
                      12/31/2012              10.455              11.129 129
                      12/31/2013              11.129              10.025 137
                      12/31/2014              10.025              10.262 135
2.30%
                      12/31/2009              N/A              9.993 0
                      12/31/2010              9.993              10.875 0
                      12/31/2011              10.875              10.444 1
                      12/31/2012              10.444              11.111 1
                      12/31/2013              11.111              10.004 0
                      12/31/2014              10.004              10.236 0
2.35%
                      12/31/2009              N/A              9.992 90
                      12/31/2010              9.992              10.869 486
                      12/31/2011              10.869              10.433 682
                      12/31/2012              10.433              11.093 634
                      12/31/2013              11.093              9.983 540
                      12/31/2014              9.983              10.209 408
2.40%
                      12/31/2009              N/A              9.991 0
                      12/31/2010              9.991              10.862 72
                      12/31/2011              10.862              10.421 99
                      12/31/2012              10.421              11.075 94
                      12/31/2013              11.075              9.962 81
                      12/31/2014              9.962              10.183 75
2.45%
                      12/31/2009              N/A              9.990 3
                      12/31/2010              9.990              10.856 86
                      12/31/2011              10.856              10.410 113
                      12/31/2012              10.410              11.058 105
                      12/31/2013              11.058              9.941 102
                      12/31/2014              9.941              10.156 76

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
                      12/31/2009              N/A              9.989 25
                      12/31/2010              9.989              10.849 332
                      12/31/2011              10.849              10.398 495
                      12/31/2012              10.398              11.040 457
                      12/31/2013              11.040              9.920 395
                      12/31/2014              9.920              10.130 317
2.55%
                      12/31/2009              N/A              9.989 1
                      12/31/2010              9.989              10.843 11
                      12/31/2011              10.843              10.387 17
                      12/31/2012              10.387              11.022 12
                      12/31/2013              11.022              9.900 15
                      12/31/2014              9.900              10.104 19
2.60%
                      12/31/2009              N/A              9.988 9
                      12/31/2010              9.988              10.836 71
                      12/31/2011              10.836              10.376 142
                      12/31/2012              10.376              11.005 127
                      12/31/2013              11.005              9.879 106
                      12/31/2014              9.879              10.078 89
2.65%
                      12/31/2009              N/A              9.987 9
                      12/31/2010              9.987              10.830 178
                      12/31/2011              10.830              10.364 279
                      12/31/2012              10.364              10.987 306
                      12/31/2013              10.987              9.858 271
                      12/31/2014              9.858              10.051 231
2.70%
                      12/31/2009              N/A              9.986 0
                      12/31/2010              9.986              10.823 27
                      12/31/2011              10.823              10.353 61
                      12/31/2012              10.353              10.970 72
                      12/31/2013              10.970              9.837 57
                      12/31/2014              9.837              10.025 54
2.75%
                      12/31/2009              N/A              9.985 1
                      12/31/2010              9.985              10.817 57
                      12/31/2011              10.817              10.342 198
                      12/31/2012              10.342              10.952 163
                      12/31/2013              10.952              9.817 117
                      12/31/2014              9.817              9.999 83
2.80%
                      12/31/2009              N/A              9.984 9
                      12/31/2010              9.984              10.810 62
                      12/31/2011              10.810              10.330 108
                      12/31/2012              10.330              10.935 114
                      12/31/2013              10.935              9.796 124
                      12/31/2014              9.796              9.973 104
2.85%
                      12/31/2009              N/A              9.983 0
                      12/31/2010              9.983              10.804 9
                      12/31/2011              10.804              10.319 32
                      12/31/2012              10.319              10.917 39
                      12/31/2013              10.917              9.776 42
                      12/31/2014              9.776              9.948 23

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

117

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
                      12/31/2009              N/A              9.982 2
                      12/31/2010              9.982              10.798 29
                      12/31/2011              10.798              10.308 64
                      12/31/2012              10.308              10.900 65
                      12/31/2013              10.900              9.755 21
                      12/31/2014              9.755              9.922 18
2.95%
                      12/31/2009              N/A              9.981 1
                      12/31/2010              9.981              10.791 70
                      12/31/2011              10.791              10.296 123
                      12/31/2012              10.296              10.882 146
                      12/31/2013              10.882              9.735 120
                      12/31/2014              9.735              9.896 95
3.00%
                      12/31/2009              N/A              9.980 0
                      12/31/2010              9.980              10.785 3
                      12/31/2011              10.785              10.285 3
                      12/31/2012              10.285              10.865 8
                      12/31/2013              10.865              9.714 2
                      12/31/2014              9.714              9.870 10
3.05%
                      12/31/2009              N/A              9.979 0
                      12/31/2010              9.979              10.778 37
                      12/31/2011              10.778              10.274 50
                      12/31/2012              10.274              10.848 59
                      12/31/2013              10.848              9.694 21
                      12/31/2014              9.694              9.845 16
3.10%
                      12/31/2009              N/A              9.978 3
                      12/31/2010              9.978              10.772 43
                      12/31/2011              10.772              10.263 38
                      12/31/2012              10.263              10.830 40
                      12/31/2013              10.830              9.674 23
                      12/31/2014              9.674              9.819 24
3.15%
                      12/31/2009              N/A              9.977 0
                      12/31/2010              9.977              10.765 0
                      12/31/2011              10.765              10.251 0
                      12/31/2012              10.251              10.813 0
                      12/31/2013              10.813              9.653 0
                      12/31/2014              9.653              9.794 2
3.20%
                      12/31/2013              N/A              11.249 0
                      12/31/2014              11.249              11.406 0
3.25%
                      12/31/2013              N/A              11.222 0
                      12/31/2014              11.222              11.374 0
3.30%
                      12/31/2013              N/A              9.593 0
                      12/31/2014              9.593              9.718 0
3.35%
                      12/31/2013              N/A              11.169 0
                      12/31/2014              11.169              11.309 0
3.40%
                      12/31/2013              N/A              11.143 0
                      12/31/2014              11.143              11.276 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio
1.65%
                      12/31/2012              N/A              10.220 305
                      12/31/2013              10.220              9.438 324
                      12/31/2014              9.438              9.736 274
1.70%
                      12/31/2012              N/A              10.216 368
                      12/31/2013              10.216              9.430 802
                      12/31/2014              9.430              9.723 742
1.75%
                      12/31/2012              N/A              10.213 6
                      12/31/2013              10.213              9.422 7
                      12/31/2014              9.422              9.710 7
1.95%
                      12/31/2012              N/A              10.199 29
                      12/31/2013              10.199              9.390 62
                      12/31/2014              9.390              9.659 61
2.05%
                      12/31/2012              N/A              10.192 0
                      12/31/2013              10.192              9.375 0
                      12/31/2014              9.375              9.633 0
PIMCO VIT High Yield Portfolio
1.65%
                      12/31/2007              N/A              14.017 24
                      12/31/2008              14.017              10.541 30
                      12/31/2009              10.541              14.561 115
                      12/31/2010              14.561              16.401 829
                      12/31/2011              16.401              16.675 2031
                      12/31/2012              16.675              18.751 3509
                      12/31/2013              18.751              19.504 3893
                      12/31/2014              19.504              19.827 3567
1.70%
                      12/31/2007              N/A              13.962 60
                      12/31/2008              13.962              10.494 64
                      12/31/2009              10.494              14.489 166
                      12/31/2010              14.489              16.311 873
                      12/31/2011              16.311              16.576 1764
                      12/31/2012              16.576              18.630 3056
                      12/31/2013              18.630              19.368 3921
                      12/31/2014              19.368              19.680 3792
1.75%
                      12/31/2009              N/A              13.884 3
                      12/31/2010              13.884              15.622 60
                      12/31/2011              15.622              15.868 373
                      12/31/2012              15.868              17.825 372
                      12/31/2013              17.825              18.522 544
                      12/31/2014              18.522              18.811 514
1.80%
                      12/31/2008              N/A              10.401 44
                      12/31/2009              10.401              14.346 297
                      12/31/2010              14.346              16.134 467
                      12/31/2011              16.134              16.380 745
                      12/31/2012              16.380              18.391 501
                      12/31/2013              18.391              19.100 626
                      12/31/2014              19.100              19.388 602

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

118

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
                      12/31/2007              N/A              13.688 4
                      12/31/2008              13.688              10.263 6
                      12/31/2009              10.263              14.134 118
                      12/31/2010              14.134              15.872 363
                      12/31/2011              15.872              16.089 663
                      12/31/2012              16.089              18.038 911
                      12/31/2013              18.038              18.706 1055
                      12/31/2014              18.706              18.959 997
2.05%
                      12/31/2008              N/A              10.172 22
                      12/31/2009              10.172              13.995 77
                      12/31/2010              13.995              15.699 127
                      12/31/2011              15.699              15.899 229
                      12/31/2012              15.899              17.806 292
                      12/31/2013              17.806              18.447 330
                      12/31/2014              18.447              18.678 261
2.10%
                      12/31/2007              N/A              13.526 0
                      12/31/2008              13.526              10.126 63
                      12/31/2009              10.126              13.925 142
                      12/31/2010              13.925              15.614 208
                      12/31/2011              15.614              15.804 190
                      12/31/2012              15.804              17.692 200
                      12/31/2013              17.692              18.319 256
                      12/31/2014              18.319              18.539 240
2.15%
                      12/31/2008              N/A              10.081 6
                      12/31/2009              10.081              13.857 5
                      12/31/2010              13.857              15.529 12
                      12/31/2011              15.529              15.710 34
                      12/31/2012              15.710              17.578 32
                      12/31/2013              17.578              18.192 49
                      12/31/2014              18.192              18.401 52
2.20%
                      12/31/2007              N/A              13.419 0
                      12/31/2008              13.419              10.037 93
                      12/31/2009              10.037              13.788 273
                      12/31/2010              13.788              15.444 315
                      12/31/2011              15.444              15.617 351
                      12/31/2012              15.617              17.464 388
                      12/31/2013              17.464              18.065 498
                      12/31/2014              18.065              18.265 411
2.25%
                      12/31/2007              N/A              13.366 0
                      12/31/2008              13.366              9.992 50
                      12/31/2009              9.992              13.720 114
                      12/31/2010              13.720              15.360 170
                      12/31/2011              15.360              15.524 187
                      12/31/2012              15.524              17.352 197
                      12/31/2013              17.352              17.940 268
                      12/31/2014              17.940              18.129 227

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
                      12/31/2009              N/A              13.652 1
                      12/31/2010              13.652              15.276 2
                      12/31/2011              15.276              15.432 4
                      12/31/2012              15.432              17.240 7
                      12/31/2013              17.240              17.816 7
                      12/31/2014              17.816              17.994 7
2.35%
                      12/31/2007              N/A              13.261 0
                      12/31/2008              13.261              9.903 113
                      12/31/2009              9.903              13.584 551
                      12/31/2010              13.584              15.193 642
                      12/31/2011              15.193              15.340 630
                      12/31/2012              15.340              17.129 779
                      12/31/2013              17.129              17.692 677
                      12/31/2014              17.692              17.860 594
2.40%
                      12/31/2007              N/A              13.209 0
                      12/31/2008              13.209              9.859 42
                      12/31/2009              9.859              13.517 127
                      12/31/2010              13.517              15.110 162
                      12/31/2011              15.110              15.249 142
                      12/31/2012              15.249              17.019 389
                      12/31/2013              17.019              17.569 334
                      12/31/2014              17.569              17.727 304
2.45%
                      12/31/2007              N/A              13.156 0
                      12/31/2008              13.156              9.815 51
                      12/31/2009              9.815              13.450 112
                      12/31/2010              13.450              15.028 132
                      12/31/2011              15.028              15.158 122
                      12/31/2012              15.158              16.909 152
                      12/31/2013              16.909              17.447 163
                      12/31/2014              17.447              17.596 130
2.50%
                      12/31/2007              N/A              13.104 0
                      12/31/2008              13.104              9.771 70
                      12/31/2009              9.771              13.383 416
                      12/31/2010              13.383              14.946 561
                      12/31/2011              14.946              15.068 458
                      12/31/2012              15.068              16.800 602
                      12/31/2013              16.800              17.326 574
                      12/31/2014              17.326              17.465 466
2.55%
                      12/31/2007              N/A              13.053 0
                      12/31/2008              13.053              9.728 22
                      12/31/2009              9.728              13.317 53
                      12/31/2010              13.317              14.865 76
                      12/31/2011              14.865              14.979 68
                      12/31/2012              14.979              16.692 86
                      12/31/2013              16.692              17.206 96
                      12/31/2014              17.206              17.335 81

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

119

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
                      12/31/2007              N/A              13.001 0
                      12/31/2008              13.001              9.685 41
                      12/31/2009              9.685              13.251 183
                      12/31/2010              13.251              14.784 215
                      12/31/2011              14.784              14.890 204
                      12/31/2012              14.890              16.584 265
                      12/31/2013              16.584              17.087 311
                      12/31/2014              17.087              17.206 266
2.65%
                      12/31/2007              N/A              12.950 0
                      12/31/2008              12.950              9.641 39
                      12/31/2009              9.641              13.186 203
                      12/31/2010              13.186              14.703 259
                      12/31/2011              14.703              14.801 272
                      12/31/2012              14.801              16.477 312
                      12/31/2013              16.477              16.968 329
                      12/31/2014              16.968              17.078 280
2.70%
                      12/31/2007              N/A              12.898 0
                      12/31/2008              12.898              9.599 12
                      12/31/2009              9.599              13.120 72
                      12/31/2010              13.120              14.623 39
                      12/31/2011              14.623              14.713 42
                      12/31/2012              14.713              16.371 42
                      12/31/2013              16.371              16.850 29
                      12/31/2014              16.850              16.951 24
2.75%
                      12/31/2007              N/A              12.847 0
                      12/31/2008              12.847              9.556 18
                      12/31/2009              9.556              13.055 117
                      12/31/2010              13.055              14.543 170
                      12/31/2011              14.543              14.626 231
                      12/31/2012              14.626              16.266 254
                      12/31/2013              16.266              16.733 196
                      12/31/2014              16.733              16.825 113
2.80%
                      12/31/2007              N/A              12.797 0
                      12/31/2008              12.797              9.513 3
                      12/31/2009              9.513              12.991 109
                      12/31/2010              12.991              14.464 138
                      12/31/2011              14.464              14.539 123
                      12/31/2012              14.539              16.161 129
                      12/31/2013              16.161              16.617 123
                      12/31/2014              16.617              16.700 91
2.85%
                      12/31/2007              N/A              12.746 0
                      12/31/2008              12.746              9.471 4
                      12/31/2009              9.471              12.927 30
                      12/31/2010              12.927              14.385 23
                      12/31/2011              14.385              14.452 31
                      12/31/2012              14.452              16.057 24
                      12/31/2013              16.057              16.502 14
                      12/31/2014              16.502              16.576 22

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
                      12/31/2007              N/A              12.696 0
                      12/31/2008              12.696              9.429 21
                      12/31/2009              9.429              12.863 116
                      12/31/2010              12.863              14.307 107
                      12/31/2011              14.307              14.366 121
                      12/31/2012              14.366              15.953 80
                      12/31/2013              15.953              16.387 83
                      12/31/2014              16.387              16.452 48
2.95%
                      12/31/2007              N/A              12.645 0
                      12/31/2008              12.645              9.387 8
                      12/31/2009              9.387              12.799 141
                      12/31/2010              12.799              14.229 125
                      12/31/2011              14.229              14.281 55
                      12/31/2012              14.281              15.850 105
                      12/31/2013              15.850              16.274 67
                      12/31/2014              16.274              16.330 58
3.00%
                      12/31/2008              N/A              9.345 0
                      12/31/2009              9.345              12.736 22
                      12/31/2010              12.736              14.152 8
                      12/31/2011              14.152              14.196 9
                      12/31/2012              14.196              15.748 15
                      12/31/2013              15.748              16.161 11
                      12/31/2014              16.161              16.209 13
3.05%
                      12/31/2009              N/A              12.672 85
                      12/31/2010              12.672              14.075 98
                      12/31/2011              14.075              14.112 95
                      12/31/2012              14.112              15.647 52
                      12/31/2013              15.647              16.048 50
                      12/31/2014              16.048              16.088 26
3.10%
                      12/31/2009              N/A              12.610 14
                      12/31/2010              12.610              13.998 17
                      12/31/2011              13.998              14.028 8
                      12/31/2012              14.028              15.546 35
                      12/31/2013              15.546              15.937 18
                      12/31/2014              15.937              15.968 11
3.15%
                      12/31/2009              N/A              12.547 1
                      12/31/2010              12.547              13.922 14
                      12/31/2011              13.922              13.945 1
                      12/31/2012              13.945              15.446 20
                      12/31/2013              15.446              15.826 2
                      12/31/2014              15.826              15.850 4
3.20%
                      12/31/2013              N/A              15.478 0
                      12/31/2014              15.478              15.492 2
3.25%
                      12/31/2013              N/A              15.356 0
                      12/31/2014              15.356              15.364 0
3.30%
                      12/31/2013              N/A              15.580 0
                      12/31/2014              15.580              15.580 1

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

120

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.35%
                      12/31/2013              N/A              15.117 1
                      12/31/2014              15.117              15.109 2
3.40%
                      12/31/2013              N/A              14.999 0
                      12/31/2014              14.999              14.984 0
PIMCO VIT Real Return Portfolio
1.65%
                      12/31/2007              N/A              12.181 36
                      12/31/2008              12.181              11.136 64
                      12/31/2009              11.136              12.968 116
                      12/31/2010              12.968              13.791 1068
                      12/31/2011              13.791              15.150 2244
                      12/31/2012              15.150              16.206 3671
                      12/31/2013              16.206              14.472 2974
                      12/31/2014              14.472              14.676 2673
1.70%
                      12/31/2007              N/A              12.153 77
                      12/31/2008              12.153              11.104 190
                      12/31/2009              11.104              12.925 285
                      12/31/2010              12.925              13.738 1229
                      12/31/2011              13.738              15.085 2613
                      12/31/2012              15.085              16.128 3738
                      12/31/2013              16.128              14.395 3611
                      12/31/2014              14.395              14.591 3399
1.75%
                      12/31/2009              N/A              12.872 6
                      12/31/2010              12.872              13.674 68
                      12/31/2011              13.674              15.007 338
                      12/31/2012              15.007              16.037 473
                      12/31/2013              16.037              14.307 300
                      12/31/2014              14.307              14.494 278
1.80%
                      12/31/2008              N/A              11.042 122
                      12/31/2009              11.042              12.839 402
                      12/31/2010              12.839              13.633 318
                      12/31/2011              13.633              14.954 418
                      12/31/2012              14.954              15.973 550
                      12/31/2013              15.973              14.242 537
                      12/31/2014              14.242              14.421 517
1.95%
                      12/31/2007              N/A              12.011 22
                      12/31/2008              12.011              10.948 37
                      12/31/2009              10.948              12.711 277
                      12/31/2010              12.711              13.477 462
                      12/31/2011              13.477              14.761 928
                      12/31/2012              14.761              15.743 1190
                      12/31/2013              15.743              14.015 954
                      12/31/2014              14.015              14.171 842
2.05%
                      12/31/2008              N/A              10.886 75
                      12/31/2009              10.886              12.627 190
                      12/31/2010              12.627              13.374 280
                      12/31/2011              13.374              14.633 346
                      12/31/2012              14.633              15.591 391
                      12/31/2013              15.591              13.867 269
                      12/31/2014              13.867              14.006 277

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
                      12/31/2007              N/A              11.927 0
                      12/31/2008              11.927              10.855 253
                      12/31/2009              10.855              12.585 447
                      12/31/2010              12.585              13.322 461
                      12/31/2011              13.322              14.570 425
                      12/31/2012              14.570              15.516 428
                      12/31/2013              15.516              13.793 416
                      12/31/2014              13.793              13.925 367
2.15%
                      12/31/2008              N/A              10.824 16
                      12/31/2009              10.824              12.543 20
                      12/31/2010              12.543              13.271 18
                      12/31/2011              13.271              14.507 16
                      12/31/2012              14.507              15.441 16
                      12/31/2013              15.441              13.719 17
                      12/31/2014              13.719              13.844 13
2.20%
                      12/31/2007              N/A              11.872 0
                      12/31/2008              11.872              10.794 262
                      12/31/2009              10.794              12.501 512
                      12/31/2010              12.501              13.221 479
                      12/31/2011              13.221              14.444 486
                      12/31/2012              14.444              15.366 518
                      12/31/2013              15.366              13.646 435
                      12/31/2014              13.646              13.763 404
2.25%
                      12/31/2007              N/A              11.844 0
                      12/31/2008              11.844              10.763 114
                      12/31/2009              10.763              12.459 291
                      12/31/2010              12.459              13.170 339
                      12/31/2011              13.170              14.382 453
                      12/31/2012              14.382              15.292 456
                      12/31/2013              15.292              13.573 381
                      12/31/2014              13.573              13.683 298
2.30%
                      12/31/2009              N/A              12.418 2
                      12/31/2010              12.418              13.119 4
                      12/31/2011              13.119              14.319 6
                      12/31/2012              14.319              15.218 4
                      12/31/2013              15.218              13.501 3
                      12/31/2014              13.501              13.603 3
2.35%
                      12/31/2007              N/A              11.789 0
                      12/31/2008              11.789              10.702 431
                      12/31/2009              10.702              12.376 953
                      12/31/2010              12.376              13.069 940
                      12/31/2011              13.069              14.257 994
                      12/31/2012              14.257              15.145 1009
                      12/31/2013              15.145              13.429 731
                      12/31/2014              13.429              13.524 672

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

121

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
                      12/31/2007              N/A              11.761 0
                      12/31/2008              11.761              10.672 160
                      12/31/2009              10.672              12.335 264
                      12/31/2010              12.335              13.019 286
                      12/31/2011              13.019              14.196 398
                      12/31/2012              14.196              15.071 455
                      12/31/2013              15.071              13.358 223
                      12/31/2014              13.358              13.445 167
2.45%
                      12/31/2007              N/A              11.734 0
                      12/31/2008              11.734              10.641 137
                      12/31/2009              10.641              12.294 207
                      12/31/2010              12.294              12.969 204
                      12/31/2011              12.969              14.134 265
                      12/31/2012              14.134              14.999 261
                      12/31/2013              14.999              13.287 220
                      12/31/2014              13.287              13.367 180
2.50%
                      12/31/2007              N/A              11.706 0
                      12/31/2008              11.706              10.611 284
                      12/31/2009              10.611              12.253 849
                      12/31/2010              12.253              12.920 693
                      12/31/2011              12.920              14.073 814
                      12/31/2012              14.073              14.926 863
                      12/31/2013              14.926              13.216 615
                      12/31/2014              13.216              13.289 571
2.55%
                      12/31/2007              N/A              11.679 0
                      12/31/2008              11.679              10.581 87
                      12/31/2009              10.581              12.212 200
                      12/31/2010              12.212              12.870 191
                      12/31/2011              12.870              14.012 233
                      12/31/2012              14.012              14.854 234
                      12/31/2013              14.854              13.145 158
                      12/31/2014              13.145              13.212 126
2.60%
                      12/31/2007              N/A              11.652 0
                      12/31/2008              11.652              10.551 135
                      12/31/2009              10.551              12.171 336
                      12/31/2010              12.171              12.821 264
                      12/31/2011              12.821              13.952 441
                      12/31/2012              13.952              14.782 382
                      12/31/2013              14.782              13.075 298
                      12/31/2014              13.075              13.135 264
2.65%
                      12/31/2007              N/A              11.625 0
                      12/31/2008              11.625              10.521 330
                      12/31/2009              10.521              12.131 715
                      12/31/2010              12.131              12.772 706
                      12/31/2011              12.772              13.891 727
                      12/31/2012              13.891              14.711 695
                      12/31/2013              14.711              13.006 484
                      12/31/2014              13.006              13.058 411

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
                      12/31/2007              N/A              11.598 0
                      12/31/2008              11.598              10.491 26
                      12/31/2009              10.491              12.090 100
                      12/31/2010              12.090              12.723 91
                      12/31/2011              12.723              13.831 87
                      12/31/2012              13.831              14.640 81
                      12/31/2013              14.640              12.936 65
                      12/31/2014              12.936              12.982 55
2.75%
                      12/31/2007              N/A              11.570 0
                      12/31/2008              11.570              10.462 21
                      12/31/2009              10.462              12.050 198
                      12/31/2010              12.050              12.674 170
                      12/31/2011              12.674              13.771 213
                      12/31/2012              13.771              14.569 221
                      12/31/2013              14.569              12.868 175
                      12/31/2014              12.868              12.907 162
2.80%
                      12/31/2007              N/A              11.543 0
                      12/31/2008              11.543              10.432 37
                      12/31/2009              10.432              12.010 164
                      12/31/2010              12.010              12.625 171
                      12/31/2011              12.625              13.712 212
                      12/31/2012              13.712              14.499 223
                      12/31/2013              14.499              12.799 124
                      12/31/2014              12.799              12.831 112
2.85%
                      12/31/2007              N/A              11.516 0
                      12/31/2008              11.516              10.403 11
                      12/31/2009              10.403              11.970 41
                      12/31/2010              11.970              12.577 43
                      12/31/2011              12.577              13.652 39
                      12/31/2012              13.652              14.429 40
                      12/31/2013              14.429              12.731 28
                      12/31/2014              12.731              12.757 14
2.90%
                      12/31/2007              N/A              11.490 0
                      12/31/2008              11.490              10.373 22
                      12/31/2009              10.373              11.930 134
                      12/31/2010              11.930              12.529 156
                      12/31/2011              12.529              13.593 103
                      12/31/2012              13.593              14.359 109
                      12/31/2013              14.359              12.663 67
                      12/31/2014              12.663              12.682 71
2.95%
                      12/31/2007              N/A              11.463 0
                      12/31/2008              11.463              10.344 21
                      12/31/2009              10.344              11.890 68
                      12/31/2010              11.890              12.481 97
                      12/31/2011              12.481              13.534 134
                      12/31/2012              13.534              14.290 100
                      12/31/2013              14.290              12.596 42
                      12/31/2014              12.596              12.608 41

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

122

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
                      12/31/2008              N/A              10.314 3
                      12/31/2009              10.314              11.851 19
                      12/31/2010              11.851              12.433 20
                      12/31/2011              12.433              13.476 36
                      12/31/2012              13.476              14.221 28
                      12/31/2013              14.221              12.529 28
                      12/31/2014              12.529              12.535 12
3.05%
                      12/31/2009              N/A              11.811 88
                      12/31/2010              11.811              12.385 100
                      12/31/2011              12.385              13.417 62
                      12/31/2012              13.417              14.152 76
                      12/31/2013              14.152              12.462 39
                      12/31/2014              12.462              12.462 39
3.10%
                      12/31/2009              N/A              11.772 46
                      12/31/2010              11.772              12.338 58
                      12/31/2011              12.338              13.359 75
                      12/31/2012              13.359              14.084 72
                      12/31/2013              14.084              12.395 11
                      12/31/2014              12.395              12.389 17
3.15%
                      12/31/2009              N/A              11.732 3
                      12/31/2010              11.732              12.291 3
                      12/31/2011              12.291              13.302 57
                      12/31/2012              13.302              14.016 23
                      12/31/2013              14.016              12.329 8
                      12/31/2014              12.329              12.317 9
3.20%
                      12/31/2013              N/A              16.384 0
                      12/31/2014              16.384              16.360 1
3.25%
                      12/31/2013              N/A              16.267 0
                      12/31/2014              16.267              16.235 0
3.30%
                      12/31/2013              N/A              12.133 0
                      12/31/2014              12.133              12.103 0
3.35%
                      12/31/2013              N/A              16.036 0
                      12/31/2014              16.036              15.989 0
3.40%
                      12/31/2013              N/A              15.922 0
                      12/31/2014              15.922              15.867 0
PIMCO VIT Total Return Portfolio
1.65%
                      12/31/2007              N/A              14.692 83
                      12/31/2008              14.692              15.144 164
                      12/31/2009              15.144              16.993 297
                      12/31/2010              16.993              18.071 2652
                      12/31/2011              18.071              18.418 4938
                      12/31/2012              18.418              19.855 7327
                      12/31/2013              19.855              19.147 5991
                      12/31/2014              19.147              19.640 5404

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
                      12/31/2007              N/A              14.634 558
                      12/31/2008              14.634              15.077 281
                      12/31/2009              15.077              16.909 528
                      12/31/2010              16.909              17.973 2580
                      12/31/2011              17.973              18.309 4031
                      12/31/2012              18.309              19.727 6253
                      12/31/2013              19.727              19.014 6260
                      12/31/2014              19.014              19.494 5909
1.75%
                      12/31/2009              N/A              16.371 27
                      12/31/2010              16.371              17.392 277
                      12/31/2011              17.392              17.709 574
                      12/31/2012              17.709              19.071 859
                      12/31/2013              19.071              18.372 565
                      12/31/2014              18.372              18.827 474
1.80%
                      12/31/2008              N/A              14.943 292
                      12/31/2009              14.943              16.742 1092
                      12/31/2010              16.742              17.778 1173
                      12/31/2011              17.778              18.092 1299
                      12/31/2012              18.092              19.474 1408
                      12/31/2013              19.474              18.751 1390
                      12/31/2014              18.751              19.205 1383
1.95%
                      12/31/2007              N/A              14.347 7
                      12/31/2008              14.347              14.744 35
                      12/31/2009              14.744              16.494 584
                      12/31/2010              16.494              17.489 1306
                      12/31/2011              17.489              17.771 2037
                      12/31/2012              17.771              19.100 2731
                      12/31/2013              19.100              18.364 2123
                      12/31/2014              18.364              18.780 1808
2.05%
                      12/31/2008              N/A              14.613 189
                      12/31/2009              14.613              16.331 765
                      12/31/2010              16.331              17.299 758
                      12/31/2011              17.299              17.561 960
                      12/31/2012              17.561              18.854 1046
                      12/31/2013              18.854              18.110 702
                      12/31/2014              18.110              18.502 693
2.10%
                      12/31/2007              N/A              14.177 0
                      12/31/2008              14.177              14.548 308
                      12/31/2009              14.548              16.251 854
                      12/31/2010              16.251              17.204 886
                      12/31/2011              17.204              17.456 1249
                      12/31/2012              17.456              18.733 1354
                      12/31/2013              18.733              17.984 1026
                      12/31/2014              17.984              18.364 764
2.15%
                      12/31/2008              N/A              14.484 6
                      12/31/2009              14.484              16.170 64
                      12/31/2010              16.170              17.111 51
                      12/31/2011              17.111              17.353 47
                      12/31/2012              17.353              18.612 58
                      12/31/2013              18.612              17.859 42
                      12/31/2014              17.859              18.228 35

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

123

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
                      12/31/2007              N/A              14.065 0
                      12/31/2008              14.065              14.419 484
                      12/31/2009              14.419              16.090 1080
                      12/31/2010              16.090              17.018 1121
                      12/31/2011              17.018              17.249 1051
                      12/31/2012              17.249              18.492 1033
                      12/31/2013              18.492              17.735 960
                      12/31/2014              17.735              18.092 856
2.25%
                      12/31/2007              N/A              14.010 0
                      12/31/2008              14.010              14.355 198
                      12/31/2009              14.355              16.010 713
                      12/31/2010              16.010              16.925 801
                      12/31/2011              16.925              17.147 802
                      12/31/2012              17.147              18.373 908
                      12/31/2013              18.373              17.612 861
                      12/31/2014              17.612              17.958 761
2.30%
                      12/31/2009              N/A              15.931 27
                      12/31/2010              15.931              16.833 20
                      12/31/2011              16.833              17.045 18
                      12/31/2012              17.045              18.255 21
                      12/31/2013              18.255              17.490 15
                      12/31/2014              17.490              17.824 18
2.35%
                      12/31/2007              N/A              13.899 0
                      12/31/2008              13.899              14.227 636
                      12/31/2009              14.227              15.852 2395
                      12/31/2010              15.852              16.741 2345
                      12/31/2011              16.741              16.944 2177
                      12/31/2012              16.944              18.137 2109
                      12/31/2013              18.137              17.368 1770
                      12/31/2014              17.368              17.691 1550
2.40%
                      12/31/2007              N/A              13.844 0
                      12/31/2008              13.844              14.164 998
                      12/31/2009              14.164              15.774 626
                      12/31/2010              15.774              16.650 752
                      12/31/2011              16.650              16.843 724
                      12/31/2012              16.843              18.020 989
                      12/31/2013              18.020              17.248 520
                      12/31/2014              17.248              17.560 403
2.45%
                      12/31/2007              N/A              13.790 0
                      12/31/2008              13.790              14.101 275
                      12/31/2009              14.101              15.696 649
                      12/31/2010              15.696              16.559 785
                      12/31/2011              16.559              16.743 776
                      12/31/2012              16.743              17.904 784
                      12/31/2013              17.904              17.128 537
                      12/31/2014              17.128              17.429 462

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
                      12/31/2007              N/A              13.735 0
                      12/31/2008              13.735              14.038 291
                      12/31/2009              14.038              15.618 1704
                      12/31/2010              15.618              16.469 1713
                      12/31/2011              16.469              16.643 1619
                      12/31/2012              16.643              17.789 1701
                      12/31/2013              17.789              17.009 1374
                      12/31/2014              17.009              17.300 1198
2.55%
                      12/31/2007              N/A              13.681 0
                      12/31/2008              13.681              13.976 64
                      12/31/2009              13.976              15.541 358
                      12/31/2010              15.541              16.379 360
                      12/31/2011              16.379              16.544 333
                      12/31/2012              16.544              17.674 346
                      12/31/2013              17.674              16.891 243
                      12/31/2014              16.891              17.171 170
2.60%
                      12/31/2007              N/A              13.627 0
                      12/31/2008              13.627              13.913 356
                      12/31/2009              13.913              15.464 1021
                      12/31/2010              15.464              16.290 1194
                      12/31/2011              16.290              16.446 1270
                      12/31/2012              16.446              17.560 1235
                      12/31/2013              17.560              16.774 857
                      12/31/2014              16.774              17.043 767
2.65%
                      12/31/2007              N/A              13.573 0
                      12/31/2008              13.573              13.851 302
                      12/31/2009              13.851              15.387 1086
                      12/31/2010              15.387              16.201 1125
                      12/31/2011              16.201              16.348 1084
                      12/31/2012              16.348              17.447 1056
                      12/31/2013              17.447              16.658 844
                      12/31/2014              16.658              16.917 721
2.70%
                      12/31/2007              N/A              13.519 0
                      12/31/2008              13.519              13.790 53
                      12/31/2009              13.790              15.311 190
                      12/31/2010              15.311              16.113 191
                      12/31/2011              16.113              16.251 186
                      12/31/2012              16.251              17.335 160
                      12/31/2013              17.335              16.542 136
                      12/31/2014              16.542              16.791 127
2.75%
                      12/31/2007              N/A              13.466 0
                      12/31/2008              13.466              13.728 51
                      12/31/2009              13.728              15.235 471
                      12/31/2010              15.235              16.025 517
                      12/31/2011              16.025              16.155 455
                      12/31/2012              16.155              17.223 453
                      12/31/2013              17.223              16.427 383
                      12/31/2014              16.427              16.666 358

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

124

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
                      12/31/2007              N/A              13.413 0
                      12/31/2008              13.413              13.667 56
                      12/31/2009              13.667              15.160 373
                      12/31/2010              15.160              15.938 392
                      12/31/2011              15.938              16.059 447
                      12/31/2012              16.059              17.112 486
                      12/31/2013              17.112              16.313 354
                      12/31/2014              16.313              16.542 310
2.85%
                      12/31/2007              N/A              13.360 0
                      12/31/2008              13.360              13.606 14
                      12/31/2009              13.606              15.085 52
                      12/31/2010              15.085              15.851 58
                      12/31/2011              15.851              15.963 58
                      12/31/2012              15.963              17.002 68
                      12/31/2013              17.002              16.200 54
                      12/31/2014              16.200              16.419 61
2.90%
                      12/31/2007              N/A              13.307 0
                      12/31/2008              13.307              13.546 36
                      12/31/2009              13.546              15.010 246
                      12/31/2010              15.010              15.765 295
                      12/31/2011              15.765              15.868 221
                      12/31/2012              15.868              16.892 222
                      12/31/2013              16.892              16.088 165
                      12/31/2014              16.088              16.297 186
2.95%
                      12/31/2007              N/A              13.254 0
                      12/31/2008              13.254              13.486 23
                      12/31/2009              13.486              14.936 133
                      12/31/2010              14.936              15.679 232
                      12/31/2011              15.679              15.774 250
                      12/31/2012              15.774              16.784 253
                      12/31/2013              16.784              15.976 186
                      12/31/2014              15.976              16.176 209
3.00%
                      12/31/2008              N/A              13.425 2
                      12/31/2009              13.425              14.862 28
                      12/31/2010              14.862              15.593 24
                      12/31/2011              15.593              15.680 38
                      12/31/2012              15.680              16.675 36
                      12/31/2013              16.675              15.865 22
                      12/31/2014              15.865              16.055 29
3.05%
                      12/31/2009              N/A              14.788 132
                      12/31/2010              14.788              15.508 140
                      12/31/2011              15.508              15.587 118
                      12/31/2012              15.587              16.568 118
                      12/31/2013              16.568              15.755 83
                      12/31/2014              15.755              15.936 122
3.10%
                      12/31/2009              N/A              14.715 42
                      12/31/2010              14.715              15.424 53
                      12/31/2011              15.424              15.494 24
                      12/31/2012              15.494              16.461 24
                      12/31/2013              16.461              15.646 19
                      12/31/2014              15.646              15.818 17

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
                      12/31/2009              N/A              14.642 7
                      12/31/2010              14.642              15.340 8
                      12/31/2011              15.340              15.402 10
                      12/31/2012              15.402              16.355 29
                      12/31/2013              16.355              15.537 16
                      12/31/2014              15.537              15.700 25
3.20%
                      12/31/2013              N/A              15.640 0
                      12/31/2014              15.640              15.796 1
3.25%
                      12/31/2013              N/A              15.515 0
                      12/31/2014              15.515              15.662 0
3.30%
                      12/31/2013              N/A              14.130 0
                      12/31/2014              14.130              14.256 1
3.35%
                      12/31/2013              N/A              15.268 0
                      12/31/2014              15.268              15.398 0
3.40%
                      12/31/2013              N/A              15.147 0
                      12/31/2014              15.147              15.267 0
PIMCO VIT Unconstrained Bond Portfolio
1.65%
                      12/31/2011              N/A              9.786 691
                      12/31/2012              9.786              10.370 1579
                      12/31/2013              10.370              10.087 2640
                      12/31/2014              10.087              10.224 2419
1.70%
                      12/31/2011              N/A              9.782 366
                      12/31/2012              9.782              10.362 1258
                      12/31/2013              10.362              10.073 1859
                      12/31/2014              10.073              10.205 1984
1.75%
                      12/31/2011              N/A              9.779 204
                      12/31/2012              9.779              10.353 156
                      12/31/2013              10.353              10.060 276
                      12/31/2014              10.060              10.186 266
1.80%
                      12/31/2011              N/A              9.776 55
                      12/31/2012              9.776              10.344 98
                      12/31/2013              10.344              10.046 180
                      12/31/2014              10.046              10.167 163
1.95%
                      12/31/2011              N/A              9.766 120
                      12/31/2012              9.766              10.318 353
                      12/31/2013              10.318              10.006 945
                      12/31/2014              10.006              10.112 888
2.05%
                      12/31/2011              N/A              9.759 20
                      12/31/2012              9.759              10.301 34
                      12/31/2013              10.301              9.979 166
                      12/31/2014              9.979              10.074 123
2.10%
                      12/31/2011              N/A              9.756 22
                      12/31/2012              9.756              10.292 84
                      12/31/2013              10.292              9.966 100
                      12/31/2014              9.966              10.056 264

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

125

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.15%
                      12/31/2011              N/A              9.753 8
                      12/31/2012              9.753              10.284 15
                      12/31/2013              10.284              9.952 15
                      12/31/2014              9.952              10.037 15
2.20%
                      12/31/2011              N/A              9.750 24
                      12/31/2012              9.750              10.275 49
                      12/31/2013              10.275              9.939 134
                      12/31/2014              9.939              10.019 97
2.25%
                      12/31/2011              N/A              9.746 45
                      12/31/2012              9.746              10.267 48
                      12/31/2013              10.267              9.926 88
                      12/31/2014              9.926              10.001 80
2.30%
                      12/31/2011              N/A              9.743 0
                      12/31/2012              9.743              10.258 9
                      12/31/2013              10.258              9.913 10
                      12/31/2014              9.913              9.982 11
2.35%
                      12/31/2011              N/A              9.740 46
                      12/31/2012              9.740              10.249 118
                      12/31/2013              10.249              9.899 202
                      12/31/2014              9.899              9.964 119
2.40%
                      12/31/2011              N/A              9.736 4
                      12/31/2012              9.736              10.241 25
                      12/31/2013              10.241              9.886 124
                      12/31/2014              9.886              9.946 35
2.45%
                      12/31/2011              N/A              9.733 2
                      12/31/2012              9.733              10.232 12
                      12/31/2013              10.232              9.873 293
                      12/31/2014              9.873              9.927 279
2.50%
                      12/31/2011              N/A              9.730 39
                      12/31/2012              9.730              10.224 140
                      12/31/2013              10.224              9.860 184
                      12/31/2014              9.860              9.909 139
2.55%
                      12/31/2011              N/A              9.727 8
                      12/31/2012              9.727              10.215 16
                      12/31/2013              10.215              9.846 34
                      12/31/2014              9.846              9.891 47
2.60%
                      12/31/2011              N/A              9.723 28
                      12/31/2012              9.723              10.206 68
                      12/31/2013              10.206              9.833 368
                      12/31/2014              9.833              9.873 319
2.65%
                      12/31/2011              N/A              9.720 13
                      12/31/2012              9.720              10.198 16
                      12/31/2013              10.198              9.820 135
                      12/31/2014              9.820              9.855 112

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
                      12/31/2011              N/A              9.717 1
                      12/31/2012              9.717              10.189 7
                      12/31/2013              10.189              9.807 3
                      12/31/2014              9.807              9.837 3
2.75%
                      12/31/2011              N/A              9.714 8
                      12/31/2012              9.714              10.181 24
                      12/31/2013              10.181              9.794 20
                      12/31/2014              9.794              9.818 18
2.80%
                      12/31/2011              N/A              9.710 19
                      12/31/2012              9.710              10.172 38
                      12/31/2013              10.172              9.781 35
                      12/31/2014              9.781              9.800 23
2.85%
                      12/31/2011              N/A              9.707 0
                      12/31/2012              9.707              10.164 0
                      12/31/2013              10.164              9.768 3
                      12/31/2014              9.768              9.782 5
2.90%
                      12/31/2011              N/A              9.704 6
                      12/31/2012              9.704              10.155 18
                      12/31/2013              10.155              9.755 60
                      12/31/2014              9.755              9.764 30
2.95%
                      12/31/2011              N/A              9.701 10
                      12/31/2012              9.701              10.147 10
                      12/31/2013              10.147              9.742 13
                      12/31/2014              9.742              9.747 16
3.00%
                      12/31/2011              N/A              9.697 0
                      12/31/2012              9.697              10.138 3
                      12/31/2013              10.138              9.729 9
                      12/31/2014              9.729              9.729 3
3.05%
                      12/31/2011              N/A              9.694 0
                      12/31/2012              9.694              10.130 2
                      12/31/2013              10.130              9.716 33
                      12/31/2014              9.716              9.711 0
3.10%
                      12/31/2011              N/A              9.691 0
                      12/31/2012              9.691              10.121 3
                      12/31/2013              10.121              9.703 0
                      12/31/2014              9.703              9.693 0
3.15%
                      12/31/2011              N/A              9.688 0
                      12/31/2012              9.688              10.113 0
                      12/31/2013              10.113              9.690 1
                      12/31/2014              9.690              9.675 1
3.20%
                      12/31/2013              N/A              9.672 0
                      12/31/2014              9.672              9.652 0
3.25%
                      12/31/2013              N/A              9.659 0
                      12/31/2014              9.659              9.635 0

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

126

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.30%
                      12/31/2013              N/A              9.646 0
                      12/31/2014              9.646              9.617 0
3.35%
                      12/31/2013              N/A              9.633 0
                      12/31/2014              9.633              9.599 0
3.40%
                      12/31/2013              N/A              9.620 0
                      12/31/2014              9.620              9.581 0
Templeton Global Bond VIP Fund
1.65%
                      12/31/2007              N/A              30.931 56
                      12/31/2008              30.931              32.312 56
                      12/31/2009              32.312              37.721 74
                      12/31/2010              37.721              42.464 606
                      12/31/2011              42.464              41.407 1362
                      12/31/2012              41.407              46.862 1918
                      12/31/2013              46.862              46.846 1962
                      12/31/2014              46.846              46.924 1868
1.70%
                      12/31/2007              N/A              30.650 96
                      12/31/2008              30.650              32.002 93
                      12/31/2009              32.002              37.340 106
                      12/31/2010              37.340              42.015 511
                      12/31/2011              42.015              40.949 1122
                      12/31/2012              40.949              46.320 1613
                      12/31/2013              46.320              46.281 1943
                      12/31/2014              46.281              46.335 1930
1.75%
                      12/31/2009              N/A              36.964 2
                      12/31/2010              36.964              41.570 42
                      12/31/2011              41.570              40.495 136
                      12/31/2012              40.495              45.784 149
                      12/31/2013              45.784              45.722 147
                      12/31/2014              45.722              45.753 177
1.80%
                      12/31/2008              N/A              31.306 71
                      12/31/2009              31.306              36.492 142
                      12/31/2010              36.492              41.019 194
                      12/31/2011              41.019              39.938 214
                      12/31/2012              39.938              45.131 233
                      12/31/2013              45.131              45.048 274
                      12/31/2014              45.048              45.055 286
1.95%
                      12/31/2007              N/A              29.282 15
                      12/31/2008              29.282              30.497 17
                      12/31/2009              30.497              35.363 89
                      12/31/2010              35.363              39.690 220
                      12/31/2011              39.690              38.587 424
                      12/31/2012              38.587              43.538 616
                      12/31/2013              43.538              43.393 588
                      12/31/2014              43.393              43.335 569

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
                      12/31/2008              N/A              29.783 62
                      12/31/2009              29.783              34.630 198
                      12/31/2010              34.630              38.828 249
                      12/31/2011              38.828              37.711 306
                      12/31/2012              37.711              42.508 336
                      12/31/2013              42.508              42.323 290
                      12/31/2014              42.323              42.225 271
2.10%
                      12/31/2007              N/A              28.491 0
                      12/31/2008              28.491              29.628 86
                      12/31/2009              29.628              34.433 176
                      12/31/2010              34.433              38.588 187
                      12/31/2011              38.588              37.460 194
                      12/31/2012              37.460              42.203 188
                      12/31/2013              42.203              41.999 208
                      12/31/2014              41.999              41.880 190
2.15%
                      12/31/2008              N/A              29.194 5
                      12/31/2009              29.194              33.912 17
                      12/31/2010              33.912              37.985 18
                      12/31/2011              37.985              36.856 17
                      12/31/2012              36.856              41.501 4
                      12/31/2013              41.501              41.280 4
                      12/31/2014              41.280              41.143 4
2.20%
                      12/31/2007              N/A              27.823 0
                      12/31/2008              27.823              28.905 115
                      12/31/2009              28.905              33.558 213
                      12/31/2010              33.558              37.571 249
                      12/31/2011              37.571              36.435 266
                      12/31/2012              36.435              41.007 287
                      12/31/2013              41.007              40.769 248
                      12/31/2014              40.769              40.612 226
2.25%
                      12/31/2007              N/A              27.721 0
                      12/31/2008              27.721              28.784 35
                      12/31/2009              28.784              33.402 129
                      12/31/2010              33.402              37.377 174
                      12/31/2011              37.377              36.229 182
                      12/31/2012              36.229              40.755 199
                      12/31/2013              40.755              40.497 188
                      12/31/2014              40.497              40.322 184
2.30%
                      12/31/2009              N/A              32.862 1
                      12/31/2010              32.862              36.755 2
                      12/31/2011              36.755              35.609 0
                      12/31/2012              35.609              40.037 0
                      12/31/2013              40.037              39.764 0
                      12/31/2014              39.764              39.572 0

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

127

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
                      12/31/2007              N/A              27.043 0
                      12/31/2008              27.043              28.053 105
                      12/31/2009              28.053              32.520 359
                      12/31/2010              32.520              36.354 395
                      12/31/2011              36.354              35.202 425
                      12/31/2012              35.202              39.560 415
                      12/31/2013              39.560              39.271 388
                      12/31/2014              39.271              39.062 345
2.40%
                      12/31/2007              N/A              26.971 0
                      12/31/2008              26.971              27.964 48
                      12/31/2009              27.964              32.401 90
                      12/31/2010              32.401              36.203 124
                      12/31/2011              36.203              35.039 152
                      12/31/2012              35.039              39.357 200
                      12/31/2013              39.357              39.049 131
                      12/31/2014              39.049              38.822 124
2.45%
                      12/31/2007              N/A              26.535 0
                      12/31/2008              26.535              27.498 69
                      12/31/2009              27.498              31.846 98
                      12/31/2010              31.846              35.565 121
                      12/31/2011              35.565              34.404 102
                      12/31/2012              34.404              38.624 92
                      12/31/2013              38.624              38.303 96
                      12/31/2014              38.303              38.061 80
2.50%
                      12/31/2007              N/A              26.285 0
                      12/31/2008              26.285              27.225 85
                      12/31/2009              27.225              31.514 285
                      12/31/2010              31.514              35.176 366
                      12/31/2011              35.176              34.011 338
                      12/31/2012              34.011              38.164 381
                      12/31/2013              38.164              37.828 332
                      12/31/2014              37.828              37.570 294
2.55%
                      12/31/2007              N/A              26.243 0
                      12/31/2008              26.243              27.168 29
                      12/31/2009              27.168              31.431 95
                      12/31/2010              31.431              35.066 97
                      12/31/2011              35.066              33.888 99
                      12/31/2012              33.888              38.007 92
                      12/31/2013              38.007              37.653 83
                      12/31/2014              37.653              37.378 75
2.60%
                      12/31/2007              N/A              25.792 0
                      12/31/2008              25.792              26.688 77
                      12/31/2009              26.688              30.861 204
                      12/31/2010              30.861              34.413 225
                      12/31/2011              34.413              33.240 223
                      12/31/2012              33.240              37.261 208
                      12/31/2013              37.261              36.896 216
                      12/31/2014              36.896              36.608 214

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
                      12/31/2007              N/A              25.549 0
                      12/31/2008              25.549              26.423 56
                      12/31/2009              26.423              30.539 131
                      12/31/2010              30.539              34.037 165
                      12/31/2011              34.037              32.861 165
                      12/31/2012              32.861              36.817 175
                      12/31/2013              36.817              36.438 167
                      12/31/2014              36.438              36.136 146
2.70%
                      12/31/2007              N/A              25.533 0
                      12/31/2008              25.533              26.394 19
                      12/31/2009              26.394              30.490 56
                      12/31/2010              30.490              33.965 64
                      12/31/2011              33.965              32.775 41
                      12/31/2012              32.775              36.703 38
                      12/31/2013              36.703              36.307 38
                      12/31/2014              36.307              35.988 27
2.75%
                      12/31/2007              N/A              25.069 0
                      12/31/2008              25.069              25.901 9
                      12/31/2009              25.901              29.906 76
                      12/31/2010              29.906              33.298 69
                      12/31/2011              33.298              32.115 79
                      12/31/2012              32.115              35.946 91
                      12/31/2013              35.946              35.540 86
                      12/31/2014              35.540              35.210 85
2.80%
                      12/31/2007              N/A              24.833 0
                      12/31/2008              24.833              25.644 16
                      12/31/2009              25.644              29.594 100
                      12/31/2010              29.594              32.934 128
                      12/31/2011              32.934              31.749 138
                      12/31/2012              31.749              35.518 143
                      12/31/2013              35.518              35.099 153
                      12/31/2014              35.099              34.756 126
2.85%
                      12/31/2007              N/A              24.843 0
                      12/31/2008              24.843              25.642 2
                      12/31/2009              25.642              29.577 9
                      12/31/2010              29.577              32.899 17
                      12/31/2011              32.899              31.698 20
                      12/31/2012              31.698              35.444 20
                      12/31/2013              35.444              35.009 16
                      12/31/2014              35.009              34.649 16
2.90%
                      12/31/2007              N/A              24.367 0
                      12/31/2008              24.367              25.137 9
                      12/31/2009              25.137              28.981 50
                      12/31/2010              28.981              32.219 64
                      12/31/2011              32.219              31.028 63
                      12/31/2012              31.028              34.677 102
                      12/31/2013              34.677              34.234 60
                      12/31/2014              34.234              33.865 53

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

128

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.95%
                      12/31/2007              N/A              24.137 0
                      12/31/2008              24.137              24.888 3
                      12/31/2009              24.888              28.679 33
                      12/31/2010              28.679              31.868 53
                      12/31/2011              31.868              30.674 56
                      12/31/2012              30.674              34.264 63
                      12/31/2013              34.264              33.810 41
                      12/31/2014              33.810              33.429 34
3.00%
                      12/31/2008              N/A              24.641 0
                      12/31/2009              24.641              28.380 2
                      12/31/2010              28.380              31.520 5
                      12/31/2011              31.520              30.324 5
                      12/31/2012              30.324              33.856 7
                      12/31/2013              33.856              33.391 9
                      12/31/2014              33.391              32.998 18
3.05%
                      12/31/2009              N/A              28.084 21
                      12/31/2010              28.084              31.176 21
                      12/31/2011              31.176              29.978 25
                      12/31/2012              29.978              33.453 73
                      12/31/2013              33.453              32.977 23
                      12/31/2014              32.977              32.572 23
3.10%
                      12/31/2009              N/A              27.791 10
                      12/31/2010              27.791              30.835 9
                      12/31/2011              30.835              29.636 6
                      12/31/2012              29.636              33.055 7
                      12/31/2013              33.055              32.568 7
                      12/31/2014              32.568              32.152 9
3.15%
                      12/31/2009              N/A              27.502 2
                      12/31/2010              27.502              30.499 1
                      12/31/2011              30.499              29.298 2
                      12/31/2012              29.298              32.661 2
                      12/31/2013              32.661              32.164 4
                      12/31/2014              32.164              31.738 6
3.20%
                      12/31/2013              N/A              31.091 1
                      12/31/2014              31.091              30.663 2
3.25%
                      12/31/2013              N/A              30.705 0
                      12/31/2014              30.705              30.268 0
3.30%
                      12/31/2013              N/A              30.982 0
                      12/31/2014              30.982              30.526 2
3.35%
                      12/31/2013              N/A              29.948 0
                      12/31/2014              29.948              29.492 0
3.40%
                      12/31/2013              N/A              29.576 0
                      12/31/2014              29.576              29.111 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Templeton Growth VIP Fund
1.65%
                      12/31/2007              N/A              28.536 245
                      12/31/2008              28.536              16.189 260
                      12/31/2009              16.189              20.877 30
                      12/31/2010              20.877              22.053 74
                      12/31/2011              22.053              20.180 168
                      12/31/2012              20.180              24.030 210
                      12/31/2013              24.030              30.921 206
                      12/31/2014              30.921              29.559 186
1.70%
                      12/31/2007              N/A              28.340 292
                      12/31/2008              28.340              16.069 378
                      12/31/2009              16.069              20.712 116
                      12/31/2010              20.712              21.869 151
                      12/31/2011              21.869              20.001 235
                      12/31/2012              20.001              23.805 313
                      12/31/2013              23.805              30.616 329
                      12/31/2014              30.616              29.253 303
1.75%
                      12/31/2009              N/A              20.550 0
                      12/31/2010              20.550              21.687 3
                      12/31/2011              21.687              19.825 8
                      12/31/2012              19.825              23.583 7
                      12/31/2013              23.583              30.316 8
                      12/31/2014              30.316              28.951 6
1.80%
                      12/31/2008              N/A              15.833 153
                      12/31/2009              15.833              20.387 261
                      12/31/2010              20.387              21.504 288
                      12/31/2011              21.504              19.648 279
                      12/31/2012              19.648              23.361 269
                      12/31/2013              23.361              30.015 203
                      12/31/2014              30.015              28.650 197
1.95%
                      12/31/2007              N/A              27.378 51
                      12/31/2008              27.378              15.485 51
                      12/31/2009              15.485              19.909 88
                      12/31/2010              19.909              20.969 117
                      12/31/2011              20.969              19.130 144
                      12/31/2012              19.130              22.711 153
                      12/31/2013              22.711              29.136 141
                      12/31/2014              29.136              27.769 131
2.05%
                      12/31/2008              N/A              15.257 47
                      12/31/2009              15.257              19.597 64
                      12/31/2010              19.597              20.619 70
                      12/31/2011              20.619              18.793 72
                      12/31/2012              18.793              22.288 62
                      12/31/2013              22.288              28.565 38
                      12/31/2014              28.565              27.197 41

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

129

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
                      12/31/2007              N/A              26.817 0
                      12/31/2008              26.817              15.145 251
                      12/31/2009              15.145              19.443 526
                      12/31/2010              19.443              20.446 530
                      12/31/2011              20.446              18.626 481
                      12/31/2012              18.626              22.079 449
                      12/31/2013              22.079              28.283 369
                      12/31/2014              28.283              26.916 352
2.15%
                      12/31/2008              N/A              15.033 2
                      12/31/2009              15.033              19.290 5
                      12/31/2010              19.290              20.275 6
                      12/31/2011              20.275              18.461 1
                      12/31/2012              18.461              21.872 1
                      12/31/2013              21.872              28.004 0
                      12/31/2014              28.004              26.637 1
2.20%
                      12/31/2007              N/A              26.449 0
                      12/31/2008              26.449              14.922 257
                      12/31/2009              14.922              19.138 379
                      12/31/2010              19.138              20.105 380
                      12/31/2011              20.105              18.297 410
                      12/31/2012              18.297              21.667 365
                      12/31/2013              21.667              27.728 381
                      12/31/2014              27.728              26.361 373
2.25%
                      12/31/2007              N/A              26.267 0
                      12/31/2008              26.267              14.812 165
                      12/31/2009              14.812              18.987 357
                      12/31/2010              18.987              19.937 356
                      12/31/2011              19.937              18.135 359
                      12/31/2012              18.135              21.464 353
                      12/31/2013              21.464              27.455 273
                      12/31/2014              27.455              26.088 268
2.30%
                      12/31/2009              N/A              18.838 3
                      12/31/2010              18.838              19.770 4
                      12/31/2011              19.770              17.974 2
                      12/31/2012              17.974              21.263 2
                      12/31/2013              21.263              27.184 2
                      12/31/2014              27.184              25.818 1
2.35%
                      12/31/2007              N/A              25.907 0
                      12/31/2008              25.907              14.594 298
                      12/31/2009              14.594              18.689 513
                      12/31/2010              18.689              19.605 496
                      12/31/2011              19.605              17.815 466
                      12/31/2012              17.815              21.064 431
                      12/31/2013              21.064              26.916 397
                      12/31/2014              26.916              25.551 393

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
                      12/31/2007              N/A              25.729 0
                      12/31/2008              25.729              14.487 139
                      12/31/2009              14.487              18.542 335
                      12/31/2010              18.542              19.441 339
                      12/31/2011              19.441              17.657 282
                      12/31/2012              17.657              20.867 251
                      12/31/2013              20.867              26.651 248
                      12/31/2014              26.651              25.286 245
2.45%
                      12/31/2007              N/A              25.551 0
                      12/31/2008              25.551              14.380 101
                      12/31/2009              14.380              18.396 151
                      12/31/2010              18.396              19.278 171
                      12/31/2011              19.278              17.500 154
                      12/31/2012              17.500              20.672 123
                      12/31/2013              20.672              26.388 104
                      12/31/2014              26.388              25.025 91
2.50%
                      12/31/2007              N/A              25.376 0
                      12/31/2008              25.376              14.274 233
                      12/31/2009              14.274              18.251 376
                      12/31/2010              18.251              19.117 368
                      12/31/2011              19.117              17.345 382
                      12/31/2012              17.345              20.478 364
                      12/31/2013              20.478              26.128 336
                      12/31/2014              26.128              24.765 284
2.55%
                      12/31/2007              N/A              25.201 0
                      12/31/2008              25.201              14.168 77
                      12/31/2009              14.168              18.107 209
                      12/31/2010              18.107              18.957 209
                      12/31/2011              18.957              17.192 195
                      12/31/2012              17.192              20.286 174
                      12/31/2013              20.286              25.870 152
                      12/31/2014              25.870              24.509 146
2.60%
                      12/31/2007              N/A              25.028 0
                      12/31/2008              25.028              14.064 63
                      12/31/2009              14.064              17.965 112
                      12/31/2010              17.965              18.798 154
                      12/31/2011              18.798              17.039 106
                      12/31/2012              17.039              20.096 100
                      12/31/2013              20.096              25.615 162
                      12/31/2014              25.615              24.255 182
2.65%
                      12/31/2007              N/A              24.855 0
                      12/31/2008              24.855              13.960 104
                      12/31/2009              13.960              17.823 213
                      12/31/2010              17.823              18.640 201
                      12/31/2011              18.640              16.888 197
                      12/31/2012              16.888              19.908 199
                      12/31/2013              19.908              25.363 156
                      12/31/2014              25.363              24.004 151

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

130

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
                      12/31/2007              N/A              24.684 0
                      12/31/2008              24.684              13.857 10
                      12/31/2009              13.857              17.683 43
                      12/31/2010              17.683              18.484 41
                      12/31/2011              18.484              16.738 40
                      12/31/2012              16.738              19.722 36
                      12/31/2013              19.722              25.113 32
                      12/31/2014              25.113              23.756 26
2.75%
                      12/31/2007              N/A              24.515 0
                      12/31/2008              24.515              13.755 18
                      12/31/2009              13.755              17.544 61
                      12/31/2010              17.544              18.330 44
                      12/31/2011              18.330              16.590 51
                      12/31/2012              16.590              19.537 44
                      12/31/2013              19.537              24.865 65
                      12/31/2014              24.865              23.510 92
2.80%
                      12/31/2007              N/A              24.346 0
                      12/31/2008              24.346              13.653 30
                      12/31/2009              13.653              17.406 58
                      12/31/2010              17.406              18.176 37
                      12/31/2011              18.176              16.443 40
                      12/31/2012              16.443              19.354 43
                      12/31/2013              19.354              24.620 35
                      12/31/2014              24.620              23.266 29
2.85%
                      12/31/2007              N/A              24.178 0
                      12/31/2008              24.178              13.552 5
                      12/31/2009              13.552              17.268 40
                      12/31/2010              17.268              18.024 37
                      12/31/2011              18.024              16.297 29
                      12/31/2012              16.297              19.173 26
                      12/31/2013              19.173              24.377 33
                      12/31/2014              24.377              23.025 40
2.90%
                      12/31/2007              N/A              24.012 0
                      12/31/2008              24.012              13.452 19
                      12/31/2009              13.452              17.132 31
                      12/31/2010              17.132              17.873 33
                      12/31/2011              17.873              16.153 33
                      12/31/2012              16.153              18.993 31
                      12/31/2013              18.993              24.137 29
                      12/31/2014              24.137              22.787 48

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.95%
                      12/31/2007              N/A              23.847 0
                      12/31/2008              23.847              13.353 15
                      12/31/2009              13.353              16.998 25
                      12/31/2010              16.998              17.724 26
                      12/31/2011              17.724              16.009 26
                      12/31/2012              16.009              18.816 33
                      12/31/2013              18.816              23.899 33
                      12/31/2014              23.899              22.551 29
3.00%
                      12/31/2008              N/A              13.255 0
                      12/31/2009              13.255              16.864 2
                      12/31/2010              16.864              17.575 0
                      12/31/2011              17.575              15.867 0
                      12/31/2012              15.867              18.639 0
                      12/31/2013              18.639              23.663 7
                      12/31/2014              23.663              22.317 11
3.05%
                      12/31/2009              N/A              16.731 1
                      12/31/2010              16.731              17.428 0
                      12/31/2011              17.428              15.727 0
                      12/31/2012              15.727              18.465 0
                      12/31/2013              18.465              23.430 12
                      12/31/2014              23.430              22.086 20
3.10%
                      12/31/2009              N/A              16.599 0
                      12/31/2010              16.599              17.282 0
                      12/31/2011              17.282              15.587 0
                      12/31/2012              15.587              18.292 0
                      12/31/2013              18.292              23.199 0
                      12/31/2014              23.199              21.858 0
3.15%
                      12/31/2009              N/A              16.468 1
                      12/31/2010              16.468              17.137 0
                      12/31/2011              17.137              15.449 0
                      12/31/2012              15.449              18.121 0
                      12/31/2013              18.121              22.970 9
                      12/31/2014              22.970              21.631 16
3.20%
                      12/31/2013              N/A              23.828 3
                      12/31/2014              23.828              22.428 3
3.25%
                      12/31/2013              N/A              23.593 1
                      12/31/2014              23.593              22.195 1
3.30%
                      12/31/2013              N/A              22.297 0
                      12/31/2014              22.297              20.966 4
3.35%
                      12/31/2013              N/A              23.129 0
                      12/31/2014              23.129              21.738 4
3.40%
                      12/31/2013              N/A              22.901 0
                      12/31/2014              22.901              21.512 0

Allianz VisionSM Variable Annuity Statement of Additional Information – April 27, 2015

131

PART C – OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.	Financial Statements
The following financial statements of the Company are incorporated by reference as exhibit EX-99.A. from Post-Effective Amendment No. 13 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 13, 2015.

1.	Report of Independent Registered Public Accounting Firm
2.	Consolidated Balance Sheets – December 31, 2014 and 2013
3.	Consolidated Statements of Operations – Years ended December 31, 2014, 2013, and 2012
4.	Consolidated Statements of Comprehensive Income (Loss) – Years ended December 31, 2014, 2013, and 2012
5.	Consolidated Statements of Stockholder's Equity – Years ended December 31, 2014, 2013, and 2012
6.	Consolidated Statements of Cash Flows – Years ended December 31, 2014, 2013, and 2012
7.	Notes to Consolidated Financial Statements – December 31, 2014 and 2013
8.	Supplemental Schedules:
	–	Schedule I – Summary of Investments – Other than Investments in Related Parties
	–	Schedule II – Supplementary Insurance Information
	–	Schedule III – Reinsurance
The following financial statements of the Variable Account are incorporated by reference as exhibit EX-99.A. from Post-Effective Amendment No. 13 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 13, 2015.

1.	Report of Independent Registered Public Accounting Firm
2.	Statements of Assets and Liabilities – December 31, 2014
3.	Statements of Operations – For the year ended December 31, 2014
4.	Statements of Changes in Net Assets – For the year ended December 31, 2014 and 2013
5.	Notes to the Financial Statements – December 31, 2014
b.	Exhibits
1.
Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated May 31, 1985 incorporated by reference as exhibit EX-99.B1. from Registrant's initial filing on Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on June 25, 1996.

2.	Not Applicable
3.	a.
Principal Underwriter Agreement by and between North American Life and Casualty Company on behalf of NALAC Financial Plans, Inc. dated September 14, 1988 incorporated by reference as exhibit EX-99.B3.a. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on December 13, 1996.
(North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

b.
Broker-Dealer Agreement (amended and restated) between Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC, dated June 1, 2010 incorporated by reference as exhibit EX-99B3b. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

c.
The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public is incorporated by reference as exhibit EX-99.B3.b. from Registrant's initial filing on Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on May 19, 2006.The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

4.	a.
Individual Variable Annuity "Base" Contract-L40529 incorporated by reference as exhibit EX-99.B4.a. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 9, 2007.

b.
Individual Variable Annuity "Bonus" Contract-L40530 incorporated by reference as exhibit EX-99.B4.b. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 9, 2007.

c.
Schedule Pages-S40776-01 to S40813 combined incorporated by reference as exhibit EX-99.B4.d. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

d.
Schedule Page-S40841 for Income Focus (01.12) incorporated by reference as exhibit EX-99.B4.d. from Post-Effective Amendment No. 3 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618), electronically filed on December 20, 2011.

e.
Schedule Pages-Investment Options-S40796-01 to S40805-DP combined incorporated by reference as exhibit EX-99.B4.f from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

f.
Schedule Page- Investment Options-S40843 for Income Focus (01.12) incorporated by reference as exhibit EX-99.B4.f. from Post-Effective Amendment No. 3 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618), electronically filed on December 20, 2011.

g.
Asset Allocation Rider-S40741-02 and S40766-02 combined incorporated by reference as exhibit EX-99.B4.h. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

h.
Asset Allocation Rider- S40766-03 and Investment Options -S40789-3 for Investment Protector incorporated by reference as exhibit EX-99.B4.h. from Post-Effective Amendment No. 9 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on June 7, 2012..

i.
Income Protector (08.09) Rider-S40799 incorporated by reference as exhibit EX-99.B4.l. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

j.
Income Protector Charge Lock Option Rider-S40882 and Contract Schedule-S40884 incorporated by reference as exhibit EX-99.B4.d. from Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on May 1, 2013.

k.
Investment Protector (08.09) Rider-S40800 incorporated by reference as exhibit EX-99.B4.m. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

l.
Income Focus (01.12) Rider -S40840 incorporated by reference as exhibit EX-99.B4.i. from Post-Effective Amendment No. 3 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618), electronically filed on December 20, 2011.

m.
Income Focus Charge Lock Option Rider-S40881 and Contract Schedule-S40883 incorporated by reference as exhibit EX-99.B4.f. from Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on May 1, 2013.

n.
Waiver of Withdrawal Charge Rider-S40749 incorporated by reference as exhibit EX-99.B4.f. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 9, 2007.

o.
Quarterly Value Death Benefit Rider-S40743-02, S40812, S40814 incorporated by reference as exhibit EX-99.B4.p. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

p.
Inherited IRA/Roth IRA Endorsement-S40713 incorporated by reference as exhibit EX-99.B4.q. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

q.
Roth IRA Endorsement-S40342 incorporated by reference as exhibit EX-99.B4.l. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

r.
IRA Endorsement-S40014 incorporated by reference as exhibit EX-99.B4.g. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

s.
Unisex Endorsement-(S20146) incorporated by reference as exhibit EX-99.B4.h. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

t.
Pension Plan and Profit Sharing Plan Endorsement-S20205 incorporated by reference as exhibit EX-99.B4.i. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

u.
403(b) Endorsement-S30072(4-99) incorporated by reference as exhibit EX-99.B4.k. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

5.	a.
Application for Ind. Var. Annuity Contract-F60000 incorporated by reference as exhibit EX-99.B5.a. from Registrant's initial filing on Form N-4 (File Nos. 333-171427 and 811-05618), electronically filed on December 27, 2010.

b.
Application for Ind. Var. Annuity Contract- F60001 incorporated by reference as exhibit EX-99.B5.b. from Post-Effective Amendment No. 3 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618), electronically filed on December 20, 2011.

6.	(i).
The Restated Articles of Incorporation of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.i. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

(ii).
The Restated Bylaws of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.ii. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

7.	Not Applicable
8.	a.
22c-2 Agreements incorporated by reference as exhibit EX-99.B8.a. from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2008.

b.
22c-2 Agreement-BlackRock Distributors, Inc. incorporated by reference as exhibit EX-99.B8.b. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

c.
Participation Agreement between BlackRock Series Fund, Inc., BlackRock Distributors, Inc., Allianz Life Insurance Co. of North America, and Allianz Life Financial Services, LLC, dated May 1, 2008 incorporated by reference as exhibit EX-99.B8.c. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

d.
Administrative Services Agreement between BlackRock Advisors, LLC and Allianz Life, dated May 1, 2008 incorporated by reference as exhibit EX-99.B8.d. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

e.
Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America, dated 11/1/1999 incorporated by reference as exhibit EX-99.B8.e. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

f.
Amendment to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 5/1/08 incorporated by reference as exhibit EX-99.B8.f. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

g.
Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.ac. from Registrant's initial filing on Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on May 19, 2006.

h.
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 8/08/2008 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

i.
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated July 16, 2012 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 4 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on August 21, 2012.

j.
Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.h. from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618), electronically filed on March 30, 2005.

k.
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/08 incorporated by reference as exhibit EX-99.B8.j. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

l.
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC., dated January 16, 2014, incorporated by reference as exhibit EX-99.B8.l. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 14, 2014.

m.
Participation Agreement between Premier VIT, Allianz Life Insurance Company of North America and Allianz Global Investors Distributors LLC, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.ai. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

n.
Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.aj. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

o.
Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of North America, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

p.
Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.i. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

q.
Amendments to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 4/29/05 incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

r.
Amendment dated May 1, 2011 to the Participation Agreement dated December 1, 1999, between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Investments LLC, incorporated by reference as exhibit EX-99.B8.p. from Post-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618), electronically filed on October 17, 2011.

s.
Amendment dated April 30, 2012 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012..

t.
Distribution Services Agreement between Allianz Life Insurance Company of North America and Allianz Global Investors Distributors, LLC, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

u.
Participation Agreement & Amendment between Fidelity Distributors Corporation and Allianz Life Insurance Company of North America, dated 09/29/10 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 17 to Registrant's Form N-4 (File Nos. 333-145866 and 811-05618), electronically filed on December 20, 2010.

v.
Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 and Amendment dated 5-1-2011 incorporated by reference as exhibit EX-99.B8.t. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012..

w.
Amendment  dated 4-30-2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

x.
Administrative Services Agreement between PIMCO Variable Insurance Trust and Allianz Life Insurance Company of North America dated December 4, 2009 and Amendment dated April 1, 2012 incorporated by reference as exhibit EX-99.B8.v. from Post-Effective Amendment No. 9 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on June 7, 2012.

y.
Amendment dated September 1, 2012 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.y. from Post-Effective Amendment No. 34 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on February 4, 2013.

z.
Amendment  dated September 1, 2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.z. from Post-Effective Amendment No. 34 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on February 4, 2013.

aa.
Participation Agreement between Allianz Life Insurance Company of North America, Premier Multi-Series VIT and Allianz Global Investors Distributors LLC, dated April 28, 2014, incorporated by reference as exhibit EX-99.B8.aa. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 14, 2014.

ab.
Amendment dated March 5, 2015 to Shareholder Services Agreement between Allianz Global Investors Distributors LLC and Allianz Life Financial Services, LLC,  incorporated by reference as exhibit EX-99.B8.ab. from Post-Effective Amendment No. 13 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 13, 2015.

ac.
Amendment dated March 5, 2015 to Shareholder Services Agreement between Allianz Global Investors Distributors LLC and Allianz Life Financial Services, LLC,  incorporated by reference as exhibit EX-99.B8.ab. from Post-Effective Amendment No. 13 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 13, 2015.

9.*	Opinion and Consent of Counsel
10.*	Consent of Independent Registered Public Accounting Firm
11.	Not Applicable
12.	Not Applicable
13.	a.
Power of Attorney incorporated by reference as exhibit EX-99.B13. from Pre-Effective Amendment No.1 to Registrant’s Form N-4/A (File Nos. 333-171427 and 811-05618), electronically filed on April 7, 2011.

b.
Power of Attorney-Walter White, incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No. 6 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on February 16, 2012.

c.
Power of Attorney-Marna C. Whittington incorporated by reference as exhibit EX-99.B13.c. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

d.
Powers of Attorney for Ronald M. Clark and David L. Conway incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-185866 and 811-05618), electronically filed on January 10, 2014.

e.
Powers of Attorney-Jay S. Ralph and Thomas K. Naumann, incorporated by reference as exhibit EX-99.B13.c. from Post-Effective Amendment No. 12 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618) electronically filed on February 13, 2015.

*	Filed herewith

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Unless noted otherwise, all officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
The following are the Officers and Directors of the Company:

Name and Principal Business Address	Positions and Offices with Depositor
Walter R. White	Director, President and Chief Executive Officer
Giulio Terzariol	Director, Senior Vice President, Chief Financial Officer, and Treasurer
Thomas P. Burns	Senior Vice President, Chief Distribution Officer
Neil H. McKay	Senior Vice President, Chief Actuary
Gretchen Cepek	Senior Vice President, Secretary and General Counsel
Carsten Quitter	Senior Vice President, Chief Investment Officer
Cathy Mahone	Senior Vice President, Chief Administrative Officer
Nancy E. Jones	Senior Vice President, Chief Marketing Officer
Patrick L. Nelson	Vice President, Chief Suitability Officer
Nicole A. Scanlon	Vice President, Controller
Jay S. Ralph Koeniginstrasse 28 Munich 80802 Germany	Director and Chairman of the Board
Marna C. Whittington 2959 Barley Mill Yorklyn, DE 19736	Director
Ronald M. Clark 14401 N. Giant Saquaro Place Oro Valley, AZ 85755	Director
David L. Conway 1043 Thornberry Creek Drive Oneida, WI 54155	Director
Thomas K. Naumann Seidlstrasse 24 – 24a Munich 80335 Germany	Director
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Insurance Company organizational chart is incorporated by reference from Post-Effective Amendment No. 13 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 13, 2015.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2015, there were 100,628 qualified and 38,927 non-qualified Allianz Vision Contract Owners with Contracts in the Separate Account.

ITEM 28. INDEMNIFICATION

The Bylaws of the Insurance Company provide:
ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
SECTION 1. RIGHT TO INDEMNIFICATION:
(a)
Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:

	(i)	a director of the Corporation; or
	(ii)	acting in the course and scope of his or her duties as an officer or employee of the Corporation; or
	(iii)	rendering Professional Services at the request of and for the benefit of the Corporation; or
(iv)
serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").

(b)	Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances:
	(i)	in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors;
	(ii)	if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful;
	(iii)	for acts or omissions involving intentional misconduct or knowing and culpable violation of law;
(iv)
for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person;

	(v)	for any transaction for which the Indemnified Person derived an improper personal benefit;
(vi)
for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders;

	(vii)	for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders;
	(viii)	in circumstances where indemnification is prohibited by applicable law;
(ix)
in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.

SECTION 2. SCOPE OF INDEMNIFICATION:
(a)
Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.

(b)
Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.

(c)
Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.

SECTION 3. DEFINITIONS:
(a)	"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
(b)
"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.

(c)
"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
Allianz Life Variable Account A
Allianz Life of NY Variable Account C
Allianz Funds
The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Name	Positions and Offices with Underwriter
Robert DeChellis	Governor, Chief Executive Officer and President
Thomas Burns	Governor
Catherine A. Mahone	Governor
Giulio Terzariol	Governor
Jeffrey P. Pruitt	Vice President, Chief Compliance Officer
Aline P. Schellhas	Vice President, Chief Financial Officer and Treasurer
Corey Walther	Chief Operating Officer
Jennifer Sosniecki	Money Laundering Prevention Officer
Tracy M. Hardy	Assistant Secretary

For the period 1-1-2014 to 12-31-2014
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	$232,295,443.17	$0	$0	$0
The $232,295,443.17 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts issued under Allianz Life Variable Account B was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

Not Applicable

ITEM 32. UNDERTAKINGS

a.
Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 13th day of April, 2015.

ALLIANZ LIFE VARIABLE ACCOUNT B

(Registrant)

By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)
By: /s/ STEWART D. GREGG

Stewart D. Gregg

Senior Securities Counsel

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)
By: WALTER R. WHITE(2)

Walter R. White

President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 13th day of April, 2015.

Signature	Title
Jay S. Ralph(5)	Director and Chairman of the Board
Walter R. White(2)	Director, President & Chief Executive Officer
Giulio Terzariol(1)	Director, Senior Vice President and Chief Financial Officer
Marna C. Whittington(3)	Director
Ronald M. Clark(4)	Director
David L. Conway(4)	Director
Thomas K. Naumann(5)	Director
(1)
By Power of Attorney incorporated by reference as exhibit EX-99.B13 from Pre-Effective Amendment No.1 to Registrant's Form N-4/A (File Nos. 333-171427 and 811-05618), electronically filed on April 7, 2011.

(2)
By Power of Attorney incorporated by reference as exhibit EX-99.B13.b from Post-Effective Amendment No. 6 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618), electronically filed on February 16, 2012.

(3)
By Power of Attorney incorporated by reference as exhibit EX-99.B13.c. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

(4)
By Power of Attorney incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-185866 and 811-05618), electronically filed on January 10, 2014.

(5)
By Power of Attorney incorporated by reference as exhibit EX-99.B13.c. from Post-Effective Amendment No. 12 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618) electronically filed on February 13, 2015.

By: /s/ STEWART D. GREGG

Stewart D. Gregg

Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 23

TO FORM N-4

(FILE NOS. 333-171427 AND 811-05816)

ALLIANZ LIFE VARIABLE ACCOUNT B

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

INDEX TO EXHIBITS
EX-99.B9.	Opinion and Consent of Counsel
EX-99.B10.	Consent of Independent Registered Public Accounting Firm